AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.5%):
Aerospace & Defense (1.3%):
3,297 Airbus SE $ 581,282
20,450 Austal, Ltd.* 53,787
512 Avon Technologies PLC 9,561
11,931 Babcock International Group plc 111,374
10,506 BAE Systems plc 212,553
218 Bet Shemesh Engines Holdings 1997, Ltd.* 27,854
2,360 Bombardier, Inc., Class B* 132,819
5,380 CAE, Inc.* 132,285
5,345 Chemring Group plc 25,739
75 CTT Systems AB 1,565
105 Dassault Aviation SA 34,932
42 Elbit Systems, Ltd. 16,137
89 FACC AG* 712
2,296 Hensoldt AG 153,836
1,599 INVISIO AB 61,307
562 Kongsberg Gruppen ASA 82,443
2,424 Leonardo SpA 118,295
394 LISI SA 12,431
1,814 MDA Space, Ltd.* 34,656
7,407 Melrose Industries plc 45,640
410 MTU Aero Engines AG 141,991
12,593 QinetiQ Group plc 62,934
465 Rheinmetall AG 666,843
47,917 Rolls-Royce Holdings plc* 463,201
250 Saab AB, Class B 9,826
2,037 Safran SA 537,322
15,312 Senior plc 29,515
28,600 Singapore Technologies Engineering, Ltd. 143,955
517 Thales SA 138,796
4,043,591
Air Freight & Logistics (0.9%):
2,500 AZ-COM MARUWA Holdings, Inc. 20,637
4,417 bpost SA 6,979
2,891 CTT-Correios de Portugal SA 23,424
27,463 Deutsche Post AG 1,172,106
2,165 DSV A/S 419,122
8,434 Freightways Group, Ltd. 50,163
4,000 Hamakyorex Co., Ltd. 34,445
138 ID Logistics Group SACA* 54,721
10,034 InPost SA* 147,656
40,765 International Distribution Services PLC 191,109
20,500 Kerry Logistics Network, Ltd. 18,080
1,800 Konoike Transport Co., Ltd. 32,342
2,607 Logista Integral SA 82,856
958 Mainfreight, Ltd. 33,628
900 Mitsui-Soko Holdings Co., Ltd. 47,933
9,900 NIPPON EXPRESS HOLDINGS, Inc. 179,932
783 Oesterreichische Post AG 26,502
18,673 PostNL NV* 20,113
2,200 Sankyu, Inc. 90,121
900 SBS Holdings, Inc. 16,987
3,900 Senko Group Holdings Co., Ltd. 39,266
6,300 SG Holdings Co., Ltd. 62,876
500 Shibusawa Logistics Corp. 10,840
51,000 Singapore Post, Ltd. 23,309
300 Tonami Holdings Co., Ltd. 20,326
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
6,100 Yamato Holdings Co., Ltd. $ 80,068
2,905,541
Automobile Components (1.5%):
1,000 Aisan Industry Co., Ltd. 14,088
9,900 Aisin Corp. 107,745
7,300 Akebono Brake Industry Co., Ltd.* 5,251
1,027 AKWEL SADIR 7,749
6,206 Amotiv, Ltd. 34,617
3,410 ARB Corp., Ltd.* 68,853
104 Autoneum Holding AG 13,660
1,920 Brembo NV 16,410
10,300 Bridgestone Corp. 413,717
1,647 Bulten AB 10,411
1,876 CIE Automotive SA 45,805
21,127 Cie Generale des Etablissements Michelin SCA 741,281
12,732 CIR SpA-Compagnie Industriali* 7,581
4,638 Continental AG 324,158
2,800 Daido Metal Co., Ltd. 9,318
2,400 Daikyonishikawa Corp. 9,601
9,500 Denso Corp. 117,882
10,366 Dometic Group AB(a) 44,291
20,239 Dowlais Group plc 15,851
1,800 Eagle Industry Co., Ltd. 23,584
673 EDAG Engineering Group AG 5,015
1,724 ElringKlinger AG 8,760
1,500 Exco Technologies, Ltd. 6,098
1,000 Exedy Corp. 29,305
2,300 FCC Co., Ltd. 47,823
342 Feintool International Holding AG, Registered Shares 4,462
4,399 Forvia SE 36,611
1,000 F-Tech, Inc. 3,629
4,000 Futaba Industrial Co., Ltd. 20,858
6,562 Gestamp Automocion SA(a) 18,430
1,400 G-Tekt Corp. 16,331
1,600 HI-LEX Corp. 16,856
700 H-One Co., Ltd. 5,322
300 Imasen Electric Industrial 1,261
19,642 Johnson Electric Holdings, Ltd. 39,990
7,000 JTEKT Corp. 52,965
276 Kendrion NV* 3,176
6,700 Koito Manufacturing Co., Ltd. 82,484
25,060 Kongsberg Automotive ASA* 3,347
2,000 KYB Corp. 39,415
1,033 Linamar Corp. 35,788
7,213 Magna International, Inc. 245,179
3,466 Martinrea International, Inc. 16,910
2,000 Mitsuba Corp. 11,103
400 Murakami Corp. 14,094
2,500 Musashi Seimitsu Industry Co., Ltd. 41,649
6,400 NHK Spring Co., Ltd. 69,179
600 Nichirin Co., Ltd. 14,361
3,200 Nifco, Inc. 76,815
2,200 Nippon Seiki Co., Ltd. 17,108
1,600 Nishikawa Rubber Co., Ltd. 26,342
4,200 Niterra Co., Ltd. 127,561
2,700 NOK Corp. 39,654
4,057 Nokian Renkaat Oyj^ 28,496
1,300 NPR-RIKEN Corp. 21,694

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Automobile Components, continued
1,743 Opmobility $ 17,383
2,600 Pacific Industrial Co., Ltd. 23,962
1,500 Piolax, Inc. 23,935
14,795 Pirelli & C SpA(a) 87,968
6,300 Press Kogyo Co., Ltd. 23,553
3,582 PWR Holdings, Ltd. 15,328
1,900 Sanoh Industrial Co., Ltd. 8,409
2,535 Schaeffler AG* 10,476
2,200 Seiren Co., Ltd. 36,097
2,400 Shoei Co., Ltd. 27,304
6,538 Sogefi SpA 12,915
4,300 Stanley Electric Co., Ltd. 80,823
15,500 Sumitomo Electric Industries, Ltd. 258,707
2,900 Sumitomo Riko Co., Ltd. 33,784
6,600 Sumitomo Rubber Industries, Ltd. 83,316
300 T RAD Co., Ltd. 7,324
1,400 Tachi-S Co., Ltd. 16,087
800 Taiho Kogyo Co., Ltd. 3,192
20,259 TI Fluid Systems plc(a) 52,070
2,500 Tokai Rika Co., Ltd. 37,435
2,500 Topre Corp. 31,605
5,200 Toyo Tire Corp. 95,196
2,800 Toyoda Gosei Co., Ltd. 50,474
3,800 Toyota Boshoku Corp. 50,583
1,500 TPR Co., Ltd. 23,332
4,400 TS Tech Co., Ltd. 49,499
2,000 Unipres Corp. 14,262
4,944 Valeo SE 46,655
3,400 Yokohama Rubber Co., Ltd. (The) 78,530
600 Yorozu Corp. 4,056
4,564,184
Automobiles (2.3%):
5,715 Bayerische Motoren Werke AG 455,786
398 Ferrari NV 169,740
643 Ferrari NV, ADR 275,127
49,800 Honda Motor Co., Ltd. 451,881
784 Honda Motor Co., Ltd., ADR^ 21,270
23,400 Isuzu Motors, Ltd. 316,967
298 Knaus Tabbert AG 4,590
22,800 Mazda Motor Corp. 144,135
14,224 Mercedes-Benz Group AG 834,063
29,100 Mitsubishi Motors Corp. 79,639
36,900 Nissan Motor Co., Ltd. 93,721
2,700 Nissan Shatai Co., Ltd. 18,658
8,981 Piaggio & C SpA 18,656
5,207 Renault SA 264,574
14,641 Stellantis NV, ADR 164,126
34,456 Stellantis NV 387,204
18,100 Subaru Corp. 322,300
20,500 Suzuki Motor Corp. 249,981
143,320 Toyota Motor Corp. 2,528,288
427 Trigano SA 48,206
597 Volkswagen AG 62,027
12,581 Volvo Car AB, Class B*^ 24,298
30,700 Yamaha Motor Co., Ltd. 245,369
7,180,606
Banks (10.9%):
2,800 77 Bank, Ltd. (The) 89,395
Shares Value
Common Stocks, continued
Banks, continued
7,892 ABN AMRO Bank NV(a) $ 166,200
536 Addiko Bank AG 11,213
58,913 AIB Group plc 382,386
1,500 Akita Bank, Ltd. (The) 25,785
3,419 Aktia Bank Oyj 40,890
189 Alandsbanken Abp, Class B 7,033
22,979 ANZ Group Holdings, Ltd.* 419,962
3,500 Aozora Bank, Ltd. 48,163
1,900 Awa Bank, Ltd. (The) 36,433
22,269 Banca Monte dei Paschi di Siena SpA 176,880
20,525 Banca Popolare di Sondrio SPA 248,448
38,739 Banco Bilbao Vizcaya Argentaria SA, ADR 527,625
61,614 Banco Bilbao Vizcaya Argentaria SA 839,797
45,681 Banco BPM SpA 464,462
496,450 Banco Comercial Portugues SA, Class R 299,896
197,769 Banco de Sabadell SA 556,726
2,101 Banco di Desio e della Brianza SpA 18,112
106,269 Banco Santander SA 715,703
9,759 Bank Hapoalim BM 132,384
16,869 Bank Leumi Le-Israel BM 227,076
31,880 Bank of East Asia, Ltd. (The)* 47,633
41,770 Bank of Ireland Group plc 494,274
900 Bank of Iwate, Ltd. (The) 19,049
4,062 Bank of Montreal, ADR 387,962
2,471 Bank of Montreal 235,989
500 Bank of Nagoya, Ltd. (The) 26,431
8,317 Bank of Nova Scotia (The), ADR 394,475
1,899 Bank of Nova Scotia (The) 90,047
32,987 Bank of Queensland, Ltd. 139,602
800 Bank of Saga, Ltd. (The) 12,394
2,000 Bank of the Ryukyus, Ltd. 15,428
24,926 Bankinter SA 277,303
71 Banque Cantonale de Geneve, Class BR 20,716
1,029 Banque Cantonale Vaudoise, Registered Shares 112,266
120,035 Barclays plc 450,658
2,296 BAWAG Group AG(a) 237,243
19,808 Bendigo & Adelaide Bank, Ltd. 132,229
317 Berner Kantonalbank AG, Registered Shares 87,145
7,915 BNP Paribas SA 659,120
29,542 BOC Hong Kong Holdings, Ltd. 119,599
57,818 BPER Banca SpA 453,526
56,151 CaixaBank SA 436,988
5,363 Canadian Imperial Bank of Commerce, ADR 301,937
3,050 Canadian Imperial Bank of Commerce 171,588
10,400 Chiba Bank, Ltd. (The) 97,660
3,000 Chiba Kogyo Bank, Ltd. (The) 26,086
7,200 Chugin Financial Group, Inc. 80,787
6,677 Close Brothers Group plc* 24,156
17,452 Commerzbank AG 396,142
5,659 Commonwealth Bank of Australia 537,621
17,000 Concordia Financial Group, Ltd. 112,064
8,122 Credit Agricole SA 147,632
4,901 Credito Emiliano SpA 66,741
16,000 Dah Sing Banking Group, Ltd. 17,632
5,600 Dah Sing Financial Holdings, Ltd. 20,945
3,800 Daishi Hokuetsu Financial Group, Inc. 80,566
11,435 Danske Bank A/S 374,953
17,661 DBS Group Holdings, Ltd. 606,274
5,882 DNB Bank ASA 154,793

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
1,600 Ehime Bank, Ltd. (The) $ 11,491
1,682 EQB, Inc. 114,019
3,590 Erste Group Bank AG 249,400
650 FIDEA Holdings Co., Ltd. 6,616
16,525 FinecoBank Banca Fineco SpA 327,366
3,600 First Bank of Toyama, Ltd. (The) 27,733
1,095 First International Bank Of Israel, Ltd. (The) 55,412
1,000 Fukui Bank, Ltd. (The) 12,050
2,800 Fukuoka Financial Group, Inc. 73,910
11,200 Gunma Bank, Ltd. (The) 92,660
12,600 Hachijuni Bank, Ltd. (The) 89,293
4,005 Hang Seng Bank, Ltd. 54,418
34,267 Heartland Group Holdings, Ltd. 15,046
11,100 Hirogin Holdings, Inc. 90,213
1,000 Hokkoku Financial Holdings, Inc. 39,362
5,800 Hokuhoku Financial Group, Inc. 100,139
65,939 HSBC Holdings plc 747,521
13,649 HSBC Holdings plc,ADR, ADR 783,862
10,500 Hyakugo Bank, Ltd. (The) 51,846
1,000 Hyakujushi Bank, Ltd. (The) 23,328
3 Hypothekarbank Lenzburg AG, Class R 13,582
24,448 ING Groep NV 478,564
93,538 Intesa Sanpaolo SpA 481,531
15,490 Israel Discount Bank, Ltd., Class A 107,789
7,700 Iyogin Holdings, Inc. 90,846
10,800 Japan Post Bank Co., Ltd. 109,090
44,262 Judo Capital Holdings, Ltd.* 50,956
1,300 Juroku Financial Group, Inc. 42,111
1,969 Jyske Bank A/S, Registered Shares 157,907
5,822 KBC Group NV 532,426
5,800 Keiyo Bank, Ltd. (The) 34,887
400 Kita-Nippon Bank, Ltd. (The) 8,621
3,000 Kiyo Bank, Ltd. (The) 46,380
4,700 Kyoto Financial Group, Inc. 71,649
13,390 Kyushu Financial Group, Inc. 66,101
1,096 Laurentian Bank of Canada* 20,771
562 Liechtensteinische Landesbank AG 50,207
1,912 Lion Finance Group plc 135,219
459,495 Lloyds Banking Group plc 429,809
583 Luzerner Kantonalbank AG, Registered Shares 46,148
27,470 Mebuki Financial Group, Inc. 133,816
13,201 Mediobanca Banca di Credito Finanziario SpA 247,862
59,700 Mitsubishi UFJ Financial Group, Inc. 806,370
800 Miyazaki Bank, Ltd. (The) 17,804
1,267 Mizrahi Tefahot Bank, Ltd. 56,971
17,580 Mizuho Financial Group, Inc. 478,863
1,300 Musashino Bank, Ltd. (The) 28,441
9,826 MyState, Ltd.* 23,844
1,300 Nanto Bank, Ltd. (The) 34,475
25,317 National Australia Bank, Ltd. 541,843
11,070 National Bank of Canada^ 913,742
7,829 NatWest Group plc, ADR 93,322
91,647 NatWest Group plc 536,844
4,800 Nishi-Nippon Financial Holdings, Inc. 67,346
55,455 Nordea Bank Abp 709,074
3,381 Norion Bank AB* 11,689
15,000 North Pacific Bank, Ltd. 52,170
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 28,652
1,000 Oita Bank, Ltd. (The) 23,279
Shares Value
Common Stocks, continued
Banks, continued
820 Okinawa Financial Group, Inc. $ 14,136
461 Oma Saastopankki Oyj*^ 4,342
22,346 Oversea-Chinese Banking Corp., Ltd. 285,641
2,493 Pareto Bank ASA 18,657
5,215 Permanent TSB Group Holdings plc* 9,010
1,522 Procrea Holdings, Inc. 17,303
28,000 Public Financial Holdings, Ltd.* 4,722
4,183 Raiffeisen Bank International AG 108,293
1,400 Rakuten Bank, Ltd.* 60,545
11,775 Resona Holdings, Inc. 101,929
1,316 Ringkjoebing Landbobank A/S 234,721
6,129 Royal Bank of Canada, ADR 690,861
12,835 Royal Bank of Canada 1,445,933
1,190 San ju San Financial Group, Inc. 18,889
6,800 San-In Godo Bank, Ltd. (The) 59,167
1,300 SBI Sumishin Net Bank, Ltd. 35,490
11,600 Senshu Ikeda Holdings, Inc. 33,843
26,300 Seven Bank, Ltd. 49,196
1,800 Shiga Bank, Ltd. (The) 63,602
3,500 Shikoku Bank, Ltd. (The) 28,239
400 Shimizu Bank, Ltd. (The) 4,024
7,500 Shizuoka Financial Group, Inc. 81,650
18,561 Skandinaviska Enskilda Banken AB, Class A^ 304,450
11,891 Societe Generale SA 536,802
3,454 Spar Nord Bank A/S* 104,426
1,288 Sparebank 1 Oestlandet 20,152
4,318 SpareBank 1 Sor-Norge ASA 69,719
1,551 Sparebanken More 15,156
801 Sparebanken Sor 15,022
523 Sparekassen Sjaelland-Fyn A/S 21,269
126 St Galler Kantonalbank AG, Registered Shares 69,000
35,902 Standard Chartered plc 532,003
28,800 Sumitomo Mitsui Financial Group, Inc. 734,954
5,000 Sumitomo Mitsui Trust Group, Inc. 124,784
8,000 Suruga Bank, Ltd. 71,941
11,874 Svenska Handelsbanken AB, Class A^ 134,107
7,412 Swedbank AB, Class A^ 168,678
2,725 Sydbank AS 171,173
1,853 TBC Bank Group plc* 99,234
435 TF Bank AB* 14,775
4,500 Tochigi Bank, Ltd. (The) 9,578
6,500 Toho Bank, Ltd. (The) 15,523
1,100 Tokyo Kiraboshi Financial Group, Inc. 43,019
7,500 TOMONY Holdings, Inc. 27,055
5,540 Toronto-Dominion Bank (The), ADR 332,068
8,601 Toronto-Dominion Bank (The) 515,438
2,100 Towa Bank, Ltd. (The) 8,654
6,200 Tsukuba Bank, Ltd. 10,460
64,696 Unicaja Banco SA(a) 119,943
18,582 UniCredit SpA 1,042,861
16,027 United Overseas Bank, Ltd. 451,505
743 Valiant Holding AG 100,556
900 VersaBank 9,324
30,944 Vestjysk Bank A/S 19,582
239 Walliser Kantonalbank, Registered Shares 31,886
26,548 Westpac Banking Corp. 526,937
1,600 Yamagata Bank, Ltd. (The) 15,116
5,400 Yamaguchi Financial Group, Inc. 63,631
1,800 Yamanashi Chuo Bank, Ltd. (The) 26,030

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
6 Zuger Kantonalbank, Class BR $ 59,023
34,254,936
Beverages (1.0%):
3,168 AG Barr plc 25,173
1,900 Andrew Peller, Ltd., Class A 6,272
12,576 Anheuser-Busch InBev SA/NV 774,299
10,600 Asahi Group Holdings, Ltd. 135,560
30,200 Budweiser Brewing Co. APAC, Ltd.(a) 36,432
14,772 C&C Group plc 24,738
1,681 Carlsberg AS, Class B 214,136
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 70,050
3,519 Coca-Cola Europacific Partners plc 306,259
3,146 Coca-Cola HBC AG 142,427
578 Diageo plc, ADR 60,569
8,372 Diageo plc 218,357
2,295 Heineken NV 187,407
2,400 Ito En, Ltd. 51,534
6,400 Kirin Holdings Co., Ltd. 88,733
109 Laurent-Perrier 11,625
1,200 Lifedrink Co., Inc. 12,134
653 Olvi Oyj, A Shares 23,804
1,455 Pernod Ricard SA 144,513
2,933 Primo Brands Corp. 104,092
2,032 Royal Unibrew A/S 162,199
900 Sapporo Holdings, Ltd. 45,926
2,400 Suntory Beverage & Food, Ltd. 79,075
5,400 Takara Holdings, Inc. 41,297
12,746 Treasury Wine Estates, Ltd. 77,948
3,044,559
Biotechnology (0.4%):
24,100 AnGes, Inc.* 10,755
57 Argenx SE, ADR* 33,736
86 Argenx SE* 50,785
2,965 Bavarian Nordic A/S* 64,642
1,017 BioGaia AB, B Shares 11,164
760 Clinuvel Pharmaceuticals, Ltd. 5,440
1,636 CSL, Ltd. 255,885
1,490 Galapagos NV* 37,430
1,101 Genmab A/S* 214,965
1,700 GNI Group, Ltd.* 23,896
6,461 Grifols SA* 57,558
21,785 Mesoblast, Ltd.* 26,886
2,600 PeptiDream, Inc.* 37,950
176 Pharma Mar SA 15,494
20,503 Pharming Group NV* 17,274
1,337 Swedish Orphan Biovitrum AB* 38,303
2,800 Takara Bio, Inc. 15,507
2,687 Telix Pharmaceuticals, Ltd.* 45,050
1,960 Vitrolife AB 31,524
2,224 Zealand Pharma A/S* 167,404
1,161,648
Broadline Retail (0.9%):
1,600 ASKUL Corp. 16,289
24,109 B&M European Value Retail SA 81,278
1,900 Belluna Co., Ltd. 12,033
2,259 Canadian Tire Corp., Ltd., Class A* 234,613
5,007 Dollarama, Inc. 535,463
Shares Value
Common Stocks, continued
Broadline Retail, continued
6,374 Europris ASA(a) $ 51,015
17,501 Harvey Norman Holdings, Ltd. 54,965
1,900 Isetan Mitsukoshi Holdings, Ltd. 27,214
1,000 Izumi Co., Ltd. 21,164
11,200 J. Front Retailing Co., Ltd. 137,915
4,015 Lindex Group OYJ* 13,453
2,918 Max Stock, Ltd.* 10,554
2,800 Mercari, Inc.* 44,271
30,000 Metro Holdings, Ltd. 9,053
79,829 Myer Holdings, Ltd. 32,587
2,036 Next plc 293,052
3,400 Pan Pacific International Holdings Corp. 93,081
7,938 Prosus NV* 370,281
3,776 Puuilo Oyj 46,545
5,800 Rakuten Group, Inc.* 33,195
4,700 Ryohin Keikaku Co., Ltd. 128,128
1,600 Seria Co., Ltd. 26,764
11,800 Takashimaya Co., Ltd. 95,321
24,280 THG plc* 10,224
1,077 Tokmanni Group Corp. 14,779
3,646 Warehouse Group, Ltd. (The) 1,829
9,810 Wesfarmers, Ltd. 444,411
4,000 Wing On Co. International, Ltd. 6,028
2,845,505
Building Products (1.1%):
3,800 AGC, Inc. 115,602
2,028 Arbonia AG* 25,410
3,907 Assa Abloy AB, Class B 117,446
165 Belimo Holding AG, Class R 101,315
2,400 Bunka Shutter Co., Ltd. 30,170
1,101 Carel Industries SpA(a) 20,109
1,300 Central Glass Co., Ltd. 28,202
3,758 Cie de Saint-Gobain SA 373,518
2,900 Daikin Industries, Ltd. 314,887
5,524 Deceuninck NV 13,029
130 dormakaba Holding AG 97,159
39,715 Fletcher Building, Ltd.* 73,893
35 Forbo Holding AG, Registered Shares 32,000
749 Geberit AG, Registered Shares 467,735
9,771 Genuit Group plc 45,522
12,753 GWA Group, Ltd. 18,618
3,039 Inrom Construction Industries, Ltd. 12,512
2,938 Inwido AB 58,951
5,198 James Halstead plc 9,646
3,006 Kingspan Group plc 243,084
1,200 Komatsu Wall Industry Co., Ltd. 11,787
1,300 Kondotec, Inc. 12,397
2,281 Lindab International AB 44,324
9,000 Lixil Corp. 104,036
297 Meier Tobler Group AG 10,996
3,351 Munters Group AB(a) 34,479
641 Nederman Holding AB 13,387
2,170 Nibe Industrier AB, Class B 8,277
2,400 Nichias Corp. 74,335
1,100 Nichiha Corp. 21,859
600 Nihon Dengi Co., Ltd. 15,263
1,800 Nihon Flush Co., Ltd. 9,641
4,900 Nippon Sheet Glass Co., Ltd.* 13,005
2 Norcros plc 6

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
1,500 Noritz Corp. $ 17,705
1,400 Okabe Co., Ltd. 8,001
27,365 Reliance Worldwide Corp., Ltd. 76,805
238 ROCKWOOL A/S, Class A 97,464
393 ROCKWOOL A/S, Class B 163,125
1,900 Sankyo Tateyama, Inc. 7,716
3,400 Sanwa Holdings Corp. 108,786
47 Schweiter Technologies AG 21,331
700 Sekisui Jushi Corp. 8,964
1,400 Shin Nippon Air Technologies Co., Ltd. 16,416
2,700 Sinko Industries, Ltd. 21,826
3,824 Systemair AB 28,338
1,800 Takara Standard Co., Ltd. 21,182
700 Takasago Thermal Engineering Co., Ltd. 26,055
1,100 TOTO, Ltd. 28,717
3,919 Volution Group plc 27,282
59,448 Xinyi Glass Holdings, Ltd.* 58,509
533 Zehnder Group AG, Registered Shares 30,229
3,341,051
Capital Markets (3.1%):
5,350 3i Group plc 250,573
54,618 Aberdeen Group plc 109,325
24,792 ABG Sundal Collier Holding ASA 17,186
3,200 AGF Management, Ltd., Class B* 22,528
14,871 AJ Bell plc 78,371
9,083 Allfunds Group plc 51,964
903 Altamir 23,175
1,582 Amundi SA(a) 124,142
9,979 Ashmore Group plc 19,223
921 ASX, Ltd. 37,651
4,100 Australian Ethical Investment, Ltd. 15,180
2,658 Avanza Bank Holding AB 81,194
4,926 Azimut Holding SpA 138,055
3,013 Banca Generali SpA 169,441
521 Bellevue Group AG, Class BR 5,202
5,672 Bridgepoint Group plc(a) 23,585
12,000 Bright Smart Securities & Commodities Group, Ltd. 4,271
614 Brookfield Corp., ADR 32,180
2,019 Brookfield Corp. 105,672
563 Brooks Macdonald Group plc 10,918
2,688 Bure Equity AB 87,139
2,497 Canaccord Genuity Group, Inc. 14,594
4,442 CI Financial Corp. 96,224
228 Cie Financiere Tradition SA, Class BR 52,445
5,668 CMC Markets plc(a) 15,144
19,000 Daiwa Securities Group, Inc. 126,784
25,588 Deutsche Bank AG, Registered Shares 604,232
6,618 Deutsche Bank AG, Registered Shares, ADR 157,707
552 Deutsche Beteiligungs AG* 14,068
2,308 Deutsche Boerse AG 680,184
1,366 DWS Group GmbH & Co. KGaA(a) 74,481
4,307 EFG International AG 64,006
170 eQ Oyj 1,968
899 EQT Holdings, Ltd. 19,216
1,060 Euronext NV(a) 153,501
4,000 Fiera Capital Corp. 17,041
3,602 flatexDEGIRO AG 82,665
838 Flow Traders, Ltd. 24,691
1,819 Foresight Group Holdings, Ltd. 8,182
Shares Value
Common Stocks, continued
Capital Markets, continued
5,224 GAM Holding AG* $ 527
1,973 Georgia Capital plc* 39,365
1,745 Gimv NV* 74,384
2,400 GMO Financial Holdings, Inc. 12,294
1,175 Guardian Capital Group, Ltd. 32,893
142,000 Guotai Junan International Holdings, Ltd. 19,504
8,494 Hong Kong Exchanges & Clearing, Ltd. 377,869
1,131 HUB24, Ltd. 48,529
2,000 Ichiyoshi Securities Co., Ltd. 10,111
5,100 iFAST Corp., Ltd. 28,083
15,009 IG Group Holdings plc 185,022
3,232 IGM Financial, Inc. 99,415
4,298 Impax Asset Management Group plc 10,056
28,403 Insignia Financial, Ltd.* 74,302
8,432 IntegraFin Holdings plc 33,325
2,880 Intermediate Capital Group plc 73,312
16,588 Investec plc 102,723
49,718 IP Group plc* 26,156
1,700 IwaiCosmo Holdings, Inc. 27,440
3,400 JAFCO Group Co., Ltd. 47,053
16,600 Japan Exchange Group, Inc. 170,101
3,861 Julius Baer Group, Ltd. 266,755
17,082 Jupiter Fund Management plc 15,648
800 Kyokuto Securities Co., Ltd. 7,802
2,122 Liontrust Asset Management plc 10,206
884 London Stock Exchange Group plc 131,065
1,015 MA Financial Group, Ltd. 4,379
2,026 Macquarie Group, Ltd. 251,117
8,413 Magellan Financial Group, Ltd. 40,637
22,059 Man Group plc 56,523
2,300 Marusan Securities Co., Ltd. 13,897
6,300 Matsui Securities Co., Ltd. 32,066
2,471 Meitav Investment House, Ltd. 28,841
2,900 Mito Securities Co., Ltd. 10,288
3,035 MLP SE 24,888
496 Mutares SE & Co. KGaA 16,955
24,829 Navigator Global Investments, Ltd. 28,763
4,775 Netwealth Group, Ltd. 77,200
17,199 Ninety One plc 32,124
24,100 Nomura Holdings, Inc. 147,769
1,900 Nordnet AB (publ) 44,199
18,105 NZX, Ltd. 16,348
7,300 Okasan Securities Group, Inc. 32,462
2,547 Onex Corp. 170,479
391 Partners Group Holding AG 554,962
2,699 Perpetual, Ltd.* 32,821
1,672 Pinnacle Investment Management Group, Ltd.* 18,571
11,593 Platinum Asset Management, Ltd. 4,055
2,595 Polar Capital Holdings plc 14,333
52,916 Quilter plc(a) 101,208
942 Rathbones Group plc 18,948
9,785 Ratos AB, B Shares 31,452
4,600 SBI Holdings, Inc. 123,387
12,137 Schroders plc 54,902
14,600 Singapore Exchange, Ltd. 145,386
840 Sparx Group Co., Ltd. 8,407
700 Sprott, Inc. 31,364
11,465 St James's Place plc 145,756
700 Strike Co., Ltd. 14,051

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
514 Swissquote Group Holding SA, Registered Shares $ 221,819
1,296 Taaleri plc 10,671
2,584 Tamburi Investment Partners SpA 20,603
2,705 Tel Aviv Stock Exchange, Ltd. 31,945
1,383 Tikehau Capital SCA^ 28,614
3,155 TMX Group, Ltd. 115,202
8,500 Tokai Tokyo Financial Holdings, Inc. 27,560
4,000 Toyo Securities Co., Ltd. 13,713
39,570 TP ICAP Group plc 132,183
1,692 UBS Group AG, ADR 51,826
22,703 UBS Group AG 695,814
23,024 UOB-Kay Hian Holdings, Ltd.* 31,501
22,000 Value Partners Group, Ltd.* 4,392
1,528 Van Lanschot Kempen NV 78,731
1,857 VIEL & Cie SA 26,602
1,341 Vontobel Holding AG, Class R 97,727
245 VP Bank AG, Class A 22,882
451 VZ Holding AG 86,167
3,692 XPS Pensions Group plc 17,903
9,582,441
Chemicals (3.4%):
6,100 5N Plus, Inc.* 22,511
900 Achilles Corp. 8,505
3,100 ADEKA Corp. 55,810
1,800 Aica Kogyo Co., Ltd. 39,645
1,980 Air Liquide SA 376,762
9,200 Air Water, Inc. 116,249
3,964 Akzo Nobel NV 244,363
700 Arakawa Chemical Industries, Ltd. 5,153
1,815 Arkema SA 138,530
1,200 Artience Co., Ltd. 24,852
28,200 Asahi Kasei Corp. 197,439
1,100 ASAHI YUKIZAI Corp. 26,697
28,950 BASF SE 1,438,701
1,939 Borregaard ASA 31,663
400 C Uyemura & Co., Ltd. 26,938
1,400 Chugoku Marine Paints, Ltd. 19,827
8,380 Clariant AG, Registered Shares 91,088
2,024 Corbion NV 42,851
6,036 Covestro AG* 387,639
1,507 Croda International plc 57,100
1,000 Dai Nippon Toryo Co., Ltd. 7,804
10,600 Daicel Corp. 92,031
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd. 7,884
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 18,126
3,200 Denka Co., Ltd. 45,795
3,300 DIC Corp. 67,234
200 DKS Co., Ltd. 3,692
1,349 DSM-Firmenich AG 133,683
19,833 Elementis plc 33,233
13,127 Elkem ASA*(a) 26,180
59 EMS-Chemie Holding AG 40,089
8,516 Ercros SA 27,016
9,485 Essentra plc 12,223
8,885 Evonik Industries AG 191,724
1,418 FUCHS SE 51,427
1,600 Fujimi, Inc. 20,398
1,500 Fuso Chemical Co., Ltd. 34,658
Shares Value
Common Stocks, continued
Chemicals, continued
51 Givaudan SA, Registered Shares $ 219,209
200 Gurit Holding AG, Class BR 3,472
7,873 Hexpol AB 68,747
1,400 Hodogaya Chemical Co., Ltd. 14,645
3,363 ICL Group, Ltd. 19,061
65,902 Incitec Pivot, Ltd. 104,981
1,500 Ishihara Sangyo Kaisha, Ltd. 17,941
1,000 JCU Corp. 21,701
6,129 Johnson Matthey plc 105,288
700 JSP Corp. 9,606
1,900 Kaneka Corp. 48,430
6,800 Kansai Paint Co., Ltd. 97,154
3,300 Kanto Denka Kogyo Co., Ltd. 19,223
600 KeePer Technical Laboratory Co., Ltd.^ 15,167
1,600 KEIWA, Inc. 11,090
4,979 Kemira Oyj 108,536
1,400 KH Neochem Co, Ltd. 23,559
1,500 Koatsu Gas Kogyo Co., Ltd. 8,938
2,000 Konishi Co., Ltd. 15,710
3,400 Kumiai Chemical Industry Co., Ltd. 18,808
12,400 Kuraray Co., Ltd. 152,529
1,800 Kureha Corp. 33,162
1,200 Kuriyama Holdings Corp. 10,592
2,749 LANXESS AG 82,510
549 Lenzing AG* 16,081
1,900 Lintec Corp. 35,043
400 MEC Co., Ltd. 6,175
2,600 Methanex Corp. 91,178
929 Methanex Corp., ADR 32,599
54,300 Mitsubishi Chemical Group Corp. 268,033
4,600 Mitsubishi Gas Chemical Co., Inc. 71,803
3,400 Mitsui Chemicals, Inc. 76,124
600 Moriroku Co., Ltd. 8,142
12,400 Nanofilm Technologies International, Ltd.^ 5,993
800 Nihon Kagaku Sangyo Co., Ltd. 8,276
2,300 Nihon Nohyaku Co., Ltd. 11,426
4,000 Nihon Parkerizing Co., Ltd. 31,720
600 Nippon Chemical Industrial Co., Ltd. 8,936
6,400 Nippon Kayaku Co., Ltd. 60,556
8,000 Nippon Paint Holdings Co., Ltd. 60,010
3,800 Nippon Sanso Holdings Corp. 114,844
3,900 Nippon Shokubai Co., Ltd. 45,498
2,200 Nippon Soda Co., Ltd. 42,698
3,600 Nissan Chemical Corp. 107,045
12,300 Nitto Denko Corp. 226,726
3,600 NOF Corp. 48,774
5,423 Novonesis (Novozymes) B 316,080
6,341 Nufarm, Ltd.* 15,722
3,137 Nutrien, Ltd. 155,815
6,344 Nutrien, Ltd. 314,885
3,787 OCI NV* 43,980
500 Okamoto Industries, Inc. 16,929
600 Okura Industrial Co., Ltd. 15,617
20,649 Orica, Ltd.* 220,485
900 Osaka Organic Chemical Industry, Ltd. 14,778
1,000 PILLAR Corp. 22,381
1,958 Recticel SA 21,581
6,500 Resonac Holdings Corp. 129,891
2,800 Riken Technos Corp. 19,554

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
500 Sakai Chemical Industry Co., Ltd. $ 9,065
2,400 Sakata INX Corp. 30,846
700 Sanyo Chemical Industries, Ltd. 18,253
900 Sekisui Kasei Co., Ltd. 2,142
1,100 Shikoku Kasei Holdings Corp. 13,557
6,200 Shin-Etsu Chemical Co., Ltd. 176,665
1,800 Shin-Etsu Polymer Co., Ltd. 18,082
1,796 Sika AG, Registered Shares 435,136
300 SK Kaken Co., Ltd. 17,575
1,200 Soken Chemical & Engineering Co., Ltd. 12,463
1,125 SOL SpA 45,432
3,243 Solvay SA, Class A 115,393
285 SP Group A/S 11,954
400 Stella Chemifa Corp. 10,342
2,600 Sumitomo Bakelite Co., Ltd. 58,188
39,300 Sumitomo Chemical Co., Ltd. 95,075
300 Sumitomo Seika Chemicals Co., Ltd. 10,040
3,243 Syensqo SA 221,867
3,389 Symrise AG 350,971
4,585 Synthomer plc* 6,951
700 T Hasegawa Co., Ltd. 13,192
1,800 Taiyo Holdings Co., Ltd. 58,167
600 Takasago International Corp. 25,522
2,100 Tanaka Chemical Corp.* 6,547
600 Tayca Corp. 5,355
6,900 Teijin, Ltd. 60,498
500 Tenma Corp. 12,047
205 Tessenderlo Group SA 5,475
5,500 Toagosei Co., Ltd. 51,901
9,200 Tokai Carbon Co., Ltd. 58,643
2,200 Tokuyama Corp. 41,170
1,000 Tokyo Ohka Kogyo Co., Ltd. 20,882
22,000 Toray Industries, Inc. 150,255
6,300 Tosoh Corp. 86,542
400 Toyo Gosei Co., Ltd. 14,233
3,400 Toyobo Co., Ltd. 21,404
5,300 UBE Corp. 77,075
1,041 Umicore SA 10,798
700 Valqua, Ltd. 14,557
2,109 Victrex plc 24,098
571 Wacker Chemie AG 46,751
1,291 Yara International ASA 39,110
800 Yushiro Chemical Industry Co., Ltd. 10,328
700 Zacros Corp. 19,035
7,900 Zeon Corp. 79,079
10,693,618
Commercial Services & Supplies (1.3%):
800 Aeon Delight Co., Ltd. 28,785
223,280 AMA Group, Ltd.* 8,107
1,123 Befesa SA(a) 31,140
896 Bilfinger SE 64,563
3,449 Black Diamond Group, Ltd. 21,453
500 Boyd Group Services, Inc. 71,892
23,149 Brambles, Ltd. 291,134
7,404 Bravida Holding AB(a) 67,085
200 Calian Group, Ltd. 6,119
300 Central Security Patrols Co., Ltd. 5,638
338 Cewe Stiftung & Co. KGaA 37,660
58,603 Cleanaway Waste Management, Ltd.* 95,645
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,808 Coor Service Management Holding AB(a) $ 13,191
2,400 CTS Co., Ltd. 12,393
5,200 Dai Nippon Printing Co., Ltd. 73,811
1,500 Daiseki Co., Ltd. 37,590
6,041 De La Rue plc* 9,161
3,731 Derichebourg SA 21,939
2,180 Dexterra Group, Inc. 12,105
401 DO & CO AG* 70,746
4,446 doValue SpA*(a) 8,198
26,433 Downer EDI, Ltd. 90,096
1,100 Duskin Co., Ltd. 26,705
16,359 Element Fleet Management Corp. 325,270
8,382 Elis SA 187,858
300 GDI Integrated Facility Services, Inc.* 6,770
1,443 GFL Environmental, Inc. 69,708
435 GL Events SACA 9,782
800 gremz, Inc. 12,598
900 Inaba Seisakusho Co., Ltd. 10,109
1,400 Inui Global Logistics Co., Ltd. 12,640
8,471 ISS A/S 194,680
1,800 Itoki Corp. 19,788
2,600 Japan Elevator Service Holdings Co., Ltd. 47,751
21,513 Johnson Service Group plc 37,119
3,000 Kokuyo Co., Ltd. 57,307
4,600 Kosaido Holdings Co., Ltd. 16,042
1,600 Kyodo Printing Co., Ltd. 11,033
2,302 Lassila & Tikanoja Oyj 20,872
3,524 Loomis AB 142,952
5,038 Mader Group, Ltd. 19,223
700 Matsuda Sangyo Co., Ltd. 16,270
5,449 Mears Group plc 27,368
39,904 Mitie Group plc 59,446
600 Mitsubishi Pencil Co., Ltd. 10,188
2,800 NAC Co., Ltd. 11,125
900 Nichiban Co., Ltd. 12,083
15,900 Nippon Parking Development Co., Ltd. 25,345
1,600 Okamura Corp. 21,045
1,100 Oyo Corp. 20,447
5,600 Park24 Co., Ltd. 76,910
1,100 Pilot Corp. 30,507
926 Pluxee NV 18,884
2,400 Prestige International, Inc. 10,620
22,243 Prosegur Cash SA(a) 16,448
2,200 Raksul, Inc. 14,813
1,681 RB Global, Inc. 168,731
4,183 Renewi plc 46,239
11,995 Rentokil Initial plc 54,196
900 Sato Corp. 12,730
952 Sdiptech AB* 17,514
95 Seche Environnement SACA 7,494
1,400 Secom Co., Ltd. 47,672
9,675 Securitas AB, Class B 136,912
31,167 Serco Group plc 63,545
1,227 Societe BIC SA 83,090
7,400 Sohgo Security Services Co., Ltd. 55,522
5,573 SPIE SA 237,462
700 Studio Alice Co., Ltd. 9,590
1,817 Takkt AG 16,061
3,880 TOPPAN Holdings, Inc. 106,008

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,000 TRE Holdings Corp. $ 21,639
1,000 Waste Connections, Inc. 194,934
418 Waste Connections, Inc., ADR 81,589
4,039,085
Communications Equipment (0.3%):
2,301 ADTRAN Holdings, Inc.* 20,065
485 Adtran Networks SE 10,568
700 Aiphone Co., Ltd. 12,165
1,000 AudioCodes, Ltd. 9,420
700 DKK Co., Ltd. 8,348
1,700 Evertz Technologies, Ltd. 12,157
980 EVS Broadcast Equipment SA 40,070
1,021 HMS Networks AB 44,970
500 Icom, Inc. 9,213
71,424 Nokia Oyj 376,617
11,188 Nokia Oyj, ADR 58,961
10,200 Quarterhill, Inc.* 10,421
418 RTX A/S* 4,197
600 Sangoma Technologies Corp.* 2,706
10,363 Spirent Communications plc* 25,246
684 Telefonaktiebolaget LM Ericsson, Class A 5,313
42,620 Telefonaktiebolaget LM Ericsson, Class B^ 330,755
7,500 VTech Holdings, Ltd. 55,226
1,036,418
Construction & Engineering (2.3%):
1,103 Ackermans & van Haaren NV 239,429
4,231 ACS Actividades de Construccion y Servicios SA* 241,303
3,353 Aecon Group, Inc. 39,474
1,375 AF Gruppen ASA 18,286
3,000 Asanuma Corp. 14,004
1,130 Ashtrom Group, Ltd. 15,556
3,162 AtkinsRealis Group, Inc. 150,244
1,210 Badger Infrastructure Solutions, Ltd. 32,678
16,822 Balfour Beatty plc 94,846
3,000 Bird Construction, Inc. 45,389
17,546 Boustead Singapore, Ltd. 14,090
8,388 Bouygues SA 330,732
428 Burkhalter Holding AG 50,738
1,700 Chudenko Corp. 37,499
494 Cie d'Entreprises CFE 4,071
4,621 COMSYS Holdings Corp. 98,206
6,159 Costain Group plc* 8,352
1,000 CTI Engineering Co., Ltd. 15,835
1,000 Dai-Dan Co., Ltd. 24,963
335 Deme Group NV 47,533
3,851 Eiffage SA 449,026
1,640 Elecnor SA 30,828
82 Electra, Ltd./Israel 38,280
7,737 Eltel AB* 5,646
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 58,324
3,957 Ferrovial SE 177,105
440 Fudo Tetra Corp. 6,555
2,931 Fugro NV 42,223
200 Fukuda Corp. 6,981
4,363 Galliford Try Holdings plc 19,793
3,400 Hazama Ando Corp. 31,062
600 Hibiya Engineering, Ltd. 12,542
Shares Value
Common Stocks, continued
Construction & Engineering, continued
500 HOCHTIEF AG $ 85,110
783 Implenia AG, Registered Shares 35,488
5,936 INFRONEER Holdings, Inc. 47,865
5,765 Instalco AB 17,766
5,400 JDC Corp. 18,318
8,300 JGC Holdings Corp. 65,285
7,364 Johns Lyng Group, Ltd. 9,936
3,500 Kajima Corp. 71,474
3,000 Kandenko Co., Ltd. 53,790
900 Kawada Technologies, Inc. 17,558
3,807 Keller Group plc 67,714
19,638 Kier Group plc 31,866
3,100 Kinden Corp. 69,448
16,720 Koninklijke BAM Groep NV* 93,881
2,013 Koninklijke Heijmans NV* 85,358
1,600 Kumagai Gumi Co., Ltd. 43,237
770 Kvutzat Acro, Ltd. 9,855
800 Kyudenko Corp. 25,729
1,447 Lycopodium, Ltd. 9,614
7,887 Maas Group Holdings, Ltd.^ 17,914
5,316 Maire SpA 51,088
31,500 MECOM Power and Construction, Ltd.* 598
1,700 Meisei Industrial Co., Ltd. 14,768
3,300 MIRAIT ONE Corp. 48,096
2,100 Mitsubishi Kakoki Kaisha, Ltd. 19,068
1,800 Miyaji Engineering Group, Inc. 21,504
3,871 Monadelphous Group, Ltd.* 37,267
1,573 Morgan Sindall Group plc 67,269
6,701 Mota-Engil SGPS SA 24,707
4,687 NCC AB, Class B 89,054
1,000 Nichireki Group Co., Ltd. 14,606
1,600 Nippon Densetsu Kogyo Co., Ltd. 22,515
1,200 Nippon Road Co., Ltd. (The) 15,180
20,879 NRW Holdings, Ltd. 36,186
8,200 Obayashi Corp. 109,034
57,030 Obrascon Huarte Lain SA* 20,630
1,800 Okumura Corp. 51,099
8,600 Oriental Shiraishi Corp. 21,030
9,643 Peab AB, Class B 73,763
12,800 Penta-Ocean Construction Co., Ltd. 60,911
1,053 Per Aarsleff Holding A/S 74,617
999 Porr AG 28,444
1,500 Raito Kogyo Co., Ltd. 24,711
1,700 Raiznext Corp. 17,222
4,373 Renew Holdings plc 37,558
17,807 Sacyr SA* 62,179
900 Sanki Engineering Co., Ltd. 20,385
1,700 Seikitokyu Kogyo Co., Ltd. 17,180
40,165 Service Stream, Ltd. 43,915
16,220 Severfield plc 4,105
1,612 Shapir Engineering and Industry, Ltd. 9,771
8,167 Shikun & Binui, Ltd.* 21,421
7,800 Shimizu Corp. 69,180
1,500 Shinnihon Corp. 15,648
1,100 SHO-BOND Holdings Co., Ltd. 35,077
6,342 Skanska AB, Class B* 140,234
14,496 Southern Cross Electrical Engineering, Ltd.* 15,127
31,648 SRG Global, Ltd. 23,474
1,361 Stantec, Inc. 112,822

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,244 Stantec, Inc. $ 103,053
1,400 Strabag SE, Class BR 100,667
900 Subaru Enterprise Co., Ltd. 19,139
600 Sumitomo Densetsu Co., Ltd. 19,509
6,980 Sumitomo Mitsui Construction Co., Ltd. 19,514
3,746 Sweco AB, Class B 67,427
700 Taihei Dengyo Kaisha, Ltd. 22,378
1,600 Taikisha, Ltd. 24,503
1,500 Taisei Corp. 66,396
1,400 Takamatsu Construction Group Co., Ltd. 25,909
400 Tekken Corp. 6,685
7,300 Tess Holdings Co., Ltd. 13,296
3,600 Toa Corp. 31,191
2,500 TOA ROAD Corp. 24,004
1,630 Tobishima Holdings, Inc. 17,947
8,600 Toda Corp. 50,800
2,000 Toenec Corp. 12,953
1,000 Tokyo Energy & Systems, Inc. 7,283
5,100 Tokyu Construction Co., Ltd. 27,198
1,100 Totetsu Kogyo Co., Ltd. 22,504
4,300 Toyo Construction Co., Ltd. 37,862
2,100 Toyo Engineering Corp. 9,763
3,108 Veidekke ASA 43,475
36,678 Ventia Services Group Pty, Ltd. 92,789
7,347 Vinci SA 928,339
16,795 Webuild SpA 57,916
14,122 Worley, Ltd. 127,532
1,741 WSP Global, Inc. 295,482
1,700 Yahagi Construction Co., Ltd. 14,580
2,400 Yokogawa Bridge Holdings Corp. 40,295
1,500 Yondenko Corp. 12,915
1,200 Yurtec Corp. 13,624
7,207,170
Construction Materials (0.7%):
1,800 Asia Pile Holdings Corp. 11,083
9,272 Breedon Group plc 53,997
4,182 Brickworks, Ltd. 63,826
1,287 Buzzi SpA 62,143
2,105 Cementir Holding NV 30,482
11,841 Forterra plc(a) 26,371
1,160 H+H International A/S, Class B* 17,177
2,845 Heidelberg Materials AG 486,745
7,265 Holcim AG 781,697
15,092 Ibstock plc(a) 33,200
1,646 Imerys SA 53,777
5,684 James Hardie Industries plc* 134,808
1,600 Krosaki Harima Corp. 27,358
1,200 Maeda Kosen Co., Ltd. 15,309
8,852 Marshalls plc 28,024
2,500 Nippon Concrete Industries Co., Ltd. 5,726
666 RHI Magnesita NV 26,246
2,500 Shinagawa Refractories Co., Ltd. 28,325
22,814 SigmaRoc plc* 26,603
1,500 Sumitomo Osaka Cement Co., Ltd. 36,177
5,000 Taiheiyo Cement Corp. 130,768
1,300 TYK Corp. 4,216
1,000 Vertex Corp. 12,222
998 Vicat SACA 53,732
2,653 Wienerberger AG 89,004
Shares Value
Common Stocks, continued
Construction Materials, continued
900 Yotai Refractories Co., Ltd. $ 10,207
2,249,223
Consumer Finance (0.4%):
15,800 Acom Co., Ltd. 40,361
6,900 AEON Financial Service Co., Ltd. 60,896
7,800 Aiful Corp. 18,090
8,198 Axactor ASA* 3,471
21,927 B2 Impact ASA 21,280
1,697 Cembra Money Bank AG 191,489
3,533 Credit Corp. Group, Ltd. 30,598
6,200 Credit Saison Co., Ltd. 146,801
18,226 FleetPartners Group, Ltd.* 30,318
18,292 Funding Circle Holdings plc*(a) 26,485
800 goeasy, Ltd.* 83,909
2,616 H&T Group plc 13,016
5,740 Hoist Finance AB*(a) 40,399
17,800 Hong Leong Finance, Ltd. 33,894
14,415 International Personal Finance plc 28,194
8,929 Isracard, Ltd. 39,797
5,602 J Trust Co., Ltd. 16,405
900 Jaccs Co., Ltd. 23,517
6,200 Marui Group Co., Ltd. 112,179
272 Moltiply Group SpA 11,840
1,520 Orient Corp. 8,030
213,600 Oshidori International Holdings, Ltd.* 13,160
2,100 Premium Group Co., Ltd. 29,327
1,400 Propel Holdings, Inc. 22,592
10,234 Solvar, Ltd. 9,236
38,000 Sun Hung Kai & Co., Ltd. 15,112
10,046 Vanquis Banking Group plc 7,593
29,980 Zip Co., Ltd.* 30,782
1,108,771
Consumer Staples Distribution & Retail (2.2% ):
702 Acomo NV 16,245
5,600 Aeon Co., Ltd. 140,336
3,600 Aeon Hokkaido Corp. 20,404
1,600 Ain Holdings, Inc. 53,801
7,372 Alimentation Couche-Tard, Inc. 363,605
1,800 Arcs Co., Ltd. 34,922
1,386 Axfood AB^ 31,162
3,200 Axial Retailing, Inc. 20,656
600 Belc Co., Ltd. 27,295
21,362 Carrefour SA 306,325
1,100 Cawachi, Ltd. 20,670
23,349 Coles Group, Ltd.* 285,415
1,667 Colruyt Group NV 68,568
1,600 Cosmos Pharmaceutical Corp. 80,335
1,300 Create SD Holdings Co., Ltd. 25,244
500 Daikokutenbussan Co., Ltd. 22,169
12,300 DFI Retail Group Holdings, Ltd. 29,320
439 DocMorris AG* 8,661
6,651 Empire Co., Ltd. 223,025
46,466 Endeavour Group, Ltd. 112,032
900 Fuji Co., Ltd./Ehime 13,039
1,000 G-7 Holdings, Inc. 8,844
1,000 Genky DrugStores Co., Ltd. 19,044
993 George Weston, Ltd. 169,305
12,090 GrainCorp, Ltd., Class A 51,579

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
3,700 H2O Retailing Corp. $ 55,933
500 Halows Co., Ltd. 14,178
1,600 Heiwado Co., Ltd. 27,128
3,009 HelloFresh SE* 25,312
10,000 Hong Kong Technology Venture Co., Ltd.* 1,889
200 Itochu-Shokuhin Co., Ltd. 10,078
57,232 J Sainsbury plc 174,026
3,770 Jeronimo Martins SGPS SA 80,076
600 JM Holdings Co., Ltd. 9,455
900 Kato Sangyo Co., Ltd. 29,688
3,850 Kesko Oyj, Class A 77,869
13,752 Kesko Oyj, Class B 281,381
2,324 Kitwave Group plc 7,420
3,100 Kobe Bussan Co., Ltd. 72,850
20,773 Koninklijke Ahold Delhaize NV 776,540
800 Lacto Japan Co., Ltd. 15,782
3,400 Life Corp. 43,858
1,299 Loblaw Cos., Ltd. 182,053
215 M Yochananof & Sons, Ltd. 13,681
79,841 Marks & Spencer Group plc 367,348
689 Marr SpA 7,261
6,440 MatsukiyoCocokara & Co. 100,805
600 Maxvalu Tokai Co., Ltd. 12,080
46,216 Metcash, Ltd.* 91,662
4,561 METRO AG* 26,261
3,317 Metro, Inc. 230,685
600 Ministop Co., Ltd. 7,278
900 Mitsubishi Shokuhin Co., Ltd. 29,484
1,200 Nihon Chouzai Co., Ltd. 11,949
2,701 North West Co., Inc. (The) 95,433
5,999 Ocado Group plc* 21,977
10,925 Olam Group, Ltd. 7,994
1,275 Orsero SpA 16,547
1,200 Qol Holdings Co., Ltd. 14,536
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 24,204
1,000 Retail Partners Co., Ltd. 9,008
2,000 San-A Co., Ltd. 41,921
27,700 Seven & i Holdings Co., Ltd. 402,615
28,900 Sheng Siong Group, Ltd. 35,270
4,880 Shufersal, Ltd. 46,260
1,454 Sligro Food Group NV 16,552
38,447 Sonae SGPS SA 44,221
4,400 Sugi Holdings Co., Ltd. 82,789
3,000 Sundrug Co., Ltd. 84,225
121,215 Tesco plc 520,658
1,300 Tsuruha Holdings, Inc. 80,823
2,100 United Super Markets Holdings, Inc. 11,560
2,200 Valor Holdings Co., Ltd. 35,134
1,400 Watahan & Co., Ltd. 14,987
4,000 Welcia Holdings Co., Ltd. 57,682
12,359 Woolworths Group, Ltd. 228,888
800 YAKUODO Holdings Co., Ltd. 10,067
700 Yamatane Corp. 18,430
700 Yaoko Co., Ltd. 42,919
2,800 Yokorei Co., Ltd. 15,847
6,916,558
Containers & Packaging (0.6%):
8,133 Billerud Aktiebolag 84,101
Shares Value
Common Stocks, continued
Containers & Packaging, continued
4,231 Cascades, Inc. $ 28,522
5,183 CCL Industries, Inc. 253,189
2,123 Corticeira Amorim SGPS SA 18,382
3,926 Elopak ASA 14,420
2,100 FP Corp. 39,618
1,900 Fuji Seal International, Inc. 33,257
1,000 Hokkan Holdings, Ltd. 11,102
3,758 Huhtamaki Oyj 133,996
7,104 International Paper Co. 378,998
282 Mayr Melnhof Karton AG 24,108
3,531 Metsa Board Oyj 13,236
60,944 Orora, Ltd. 71,803
500 Pack Corp. (The) 11,318
11,200 Rengo Co., Ltd. 59,323
12,270 SIG Group AG 226,785
1,149 Smurfit Westrock plc 51,595
500 Taisei Lamick Group Head Quarter & Innovation
Co., Ltd. 8,306
600 Tomoku Co., Ltd. 9,636
3,900 Toyo Seikan Group Holdings, Ltd. 63,777
3,570 Transcontinental, Inc., Class A 46,297
2,680 Verallia SA(a) 83,769
83 Vetropack Holding AG 2,637
733 Vidrala SA 73,523
1,600 Winpak, Ltd. 43,589
501 Zignago Vetro SpA 4,724
1,790,011
Distributors (0.1%):
1,200 Arata Corp. 25,194
2,994 B&S Group Sarl(a) 12,990
9,470 Bapcor, Ltd. 26,947
3,000 Central Automotive Products, Ltd. 33,853
194 D'ieteren Group 33,421
1,000 Doshisha Co., Ltd. 14,610
600 Happinet Corp. 20,668
4,313 Headlam Group plc 4,812
20,122 Inchcape plc 174,542
500 Media Do Co., Ltd. 5,569
1,000 PALTAC Corp. 26,579
85 Tadiran Group, Ltd. 4,353
383,538
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 31,484
1,800 Aucnet, Inc. 14,700
3,907 Auction Technology Group plc* 29,386
33,000 EC Healthcare 2,951
44,648 G8 Education, Ltd. 36,230
1,700 IBJ, Inc. 7,293
3,637 IDP Education, Ltd. 21,599
3,200 JP-Holdings, Inc. 14,632
1,200 LITALICO, Inc. 8,924
12,661 ME GROUP INTERNATIONAL plc 31,780
2,792 Pearson plc 44,108
25,000 Perfect Medical Health Management, Ltd. 7,301
600 PIA Corp. 10,602
900 QB Net Holdings Co., Ltd. 6,221
931 Riso Kyoiku Co., Ltd. 1,638

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
1,600 San Holdings, Inc. $ 12,754
281,603
Diversified Telecommunication Services (2.1%):
9,620 Aussie Broadband, Ltd. 24,081
492 BCE, Inc., ADR 11,296
1,237 BCE, Inc. 28,395
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 41,548
202,666 BT Group plc 435,113
2,806 Cellnex Telecom SA(a) 99,593
14,154 Chorus, Ltd. 64,990
90,000 CITIC Telecom International Holdings, Ltd. 26,402
400 Cogeco, Inc. 17,647
46,514 Deutsche Telekom AG 1,722,187
5,072 Elisa Oyj 247,121
1,192 Eurotelesites AG* 6,673
2,209 Gamma Communications plc 34,638
24,829 Helios Towers plc* 34,144
27,500 HKBN, Ltd. 18,329
66,295 HKT Trust & HKT, Ltd. 88,700
3,276 Infrastrutture Wireless Italiane SpA(a) 34,683
2,700 Internet Initiative Japan, Inc. 47,000
148,867 Koninklijke KPN NV 630,199
41,300 NETLINK NBN TRUST 27,037
166,400 Nippon Telegraph & Telephone Corp. 160,745
8,252 NOS SGPS SA 39,340
77,843 Orange SA 1,009,233
628 Ovzon AB* 1,670
123,202 PCCW, Ltd. 76,740
3,796 Proximus SADP 28,138
6,422 Quebecor, Inc., Class B 162,056
4,571 RAI Way SpA(a) 28,712
3,900 Singapore Telecommunications, Ltd. 9,891
21,095 Spark New Zealand, Ltd. 24,574
12,209 Superloop, Ltd.* 16,144
584 Swisscom AG, Registered Shares 336,325
144,076 Telecom Italia SpA, Savings Share* 56,239
263,060 Telecom Italia SpA/Milano* 88,935
82,763 Telefonica SA 389,409
4,768 Telekom Austria AG 44,579
3,510 Telenor ASA 50,171
47,119 Telia Co. AB 170,101
46,935 Telstra Group, Ltd. 123,709
692 TELUS Corp. 9,926
9,600 TPG Telecom, Ltd.^ 28,913
7,091 Tuas, Ltd.* 24,566
2,700 U-Next Holdings Co., Ltd. 31,733
2,332 United Internet AG 47,921
1,900 Vision, Inc. 15,292
6,614,838
Electric Utilities (1.3%):
882 Acciona SA 115,487
555 BKW AG 97,407
7,800 Chubu Electric Power Co., Inc. 84,611
6,700 Chugoku Electric Power Co., Inc. (The) 38,423
8,000 CK Infrastructure Holdings, Ltd. 47,912
9,064 CLP Holdings, Ltd. 73,887
11,553 Contact Energy, Ltd. 60,022
38,410 EDP - Energias de Portugal SA 129,840
Shares Value
Common Stocks, continued
Electric Utilities, continued
324 Elia Group SA/NV^ $ 28,070
3,812 Elmera Group ASA(a) 12,852
3,600 Emera, Inc. 151,641
6,024 Endesa SA 159,517
102,103 Enel SpA 828,156
1,554 EVN AG 36,077
4,445 Fortis, Inc. 202,495
1,708 Fortis, Inc.,ADR 77,851
16,047 Fortum Oyj^ 263,050
26,424 Genesis Energy, Ltd. 32,325
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 44,523
4,600 Hokkaido Electric Power Co., Inc. 23,350
3,500 Hokuriku Electric Power Co. 19,474
4,000 Hydro One, Ltd.(a) 134,519
19,609 Iberdrola SA 316,977
7,900 Kansai Electric Power Co., Inc. (The) 93,426
2,800 Kyushu Electric Power Co., Inc. 24,443
3,464 Manawa Energy, Ltd. 9,692
2,317 Mercury NZ, Ltd. 7,373
240 Naturenergie Holding AG 9,116
1,800 Okinawa Electric Power Co., Inc. (The) 11,017
21,555 Origin Energy, Ltd. 142,536
1,263 Orsted AS*(a) 55,612
8,000 Power Assets Holdings, Ltd. 47,909
8,643 Redeia Corp. SA 173,547
451 Romande Energie Holding SA, Registered Shares 21,751
5,900 Shikoku Electric Power Co., Inc. 45,627
13,694 SSE plc* 281,747
16,364 Terna - Rete Elettrica Nazionale 148,104
6,400 Tohoku Electric Power Co., Inc. 44,021
18,800 Tokyo Electric Power Co. Holdings, Inc.* 54,104
811 Verbund AG 57,528
4,206,019
Electrical Equipment (1.2%):
9,013 ABB, Ltd., Registered Shares 466,539
4,372 Accelleron Industries AG 202,400
138 Alfen N.V.*(a) 1,872
1,361 AQ Group AB* 21,754
6,056 Ballard Power Systems, Inc.* 6,692
38 Carlo Gavazzi Holding AG, Registered Shares 8,558
600 Chiyoda Integre Co., Ltd. 11,711
1,500 Cosel Co., Ltd. 10,602
1,300 Denyo Co., Ltd. 21,203
3,884 DiscoverIE Group plc 27,277
299 Energiekontor AG 15,308
3,114 Fagerhult Group AB 12,887
2,700 Fuji Electric Co., Ltd. 114,675
3,500 Fujikura, Ltd. 128,637
3,400 Furukawa Electric Co., Ltd. 114,257
1,200 Futaba Corp. 4,304
485 GARO AB* 963
3,900 GS Yuasa Corp. 62,378
3,993 Hexatronic Group AB* 9,895
420 Hirakawa Hewtech Corp. 3,771
766 Huber + Suhner AG, Registered Shares* 64,293
1,600 Idec Corp. 26,205
1,970 Legrand SA 208,572
4,700 Mabuchi Motor Co., Ltd. 72,120

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
754 Mersen SA $ 15,129
6,100 Mitsubishi Electric Corp. 111,391
15,831 NEL ASA*^ 3,652
1,236 Nexans SA 121,703
5,500 NIDEC Corp. 92,106
500 Nippon Carbon Co., Ltd. 13,955
1,500 Nitto Kogyo Corp. 31,218
2,821 NKT A/S* 192,593
3,813 Nordex SE* 58,700
38 Phoenix Mecano AG, Registered Shares 18,808
995 PNE AG^ 15,220
1,368 Prysmian SpA 75,085
400 Sanyo Denki Co., Ltd. 25,051
1,786 Schneider Electric SE 413,390
1,000 SEC Carbon, Ltd. 13,915
2,150 SGL Carbon SE* 7,830
7,028 Siemens Energy AG* 410,327
4,566 Signify NV(a) 99,342
1,000 Sinfonia Technology Co., Ltd. 40,218
1,500 SWCC Corp. 62,458
900 Takaoka Toko Co., Ltd. 12,626
1,055 Tera Light, Ltd.* 2,570
921 TKH Group NV 36,327
3,900 Ushio, Inc. 48,398
11,045 Vestas Wind Systems A/S* 152,323
4,251 Volex plc 13,348
2,117 Zumtobel Group AG 10,562
3,715,118
Electronic Equipment, Instruments & Components (1.4%):
2,100 A&D HOLON Holdings Co., Ltd. 26,008
600 Ai Holdings Corp. 8,318
800 Aichi Tokei Denki Co., Ltd. 10,544
5,560 Alps Alpine Co., Ltd. 56,776
226 ALSO Holding AG, Registered Shares 61,691
2,700 Amano Corp. 72,099
619 Arad, Ltd. 8,423
1,200 Arisawa Manufacturing Co., Ltd. 11,097
883 AT&S Austria Technologie & Systemtechnik AG* 12,399
1,617 Audinate Group, Ltd.* 6,311
8,000 Azbil Corp. 61,888
868 Barco NV 11,134
675 Basler AG* 6,358
900 Canon Electronics, Inc. 14,999
2,000 Canon Marketing Japan, Inc. 68,197
5,638 Celestica, Inc.* 444,802
157 Cicor Technologies, Ltd., Registered Shares* 16,993
5,800 Citizen Watch Co., Ltd. 34,645
3,400 CMK Corp. 9,238
5,645 Codan, Ltd. 55,270
6,000 Cowell e Holdings, Inc.* 22,253
500 Daitron Co., Ltd. 11,022
3,500 Daiwabo Holdings Co., Ltd. 59,462
4,500 Dexerials Corp. 55,625
858 Dicker Data, Ltd.* 4,502
17,772 Dustin Group AB*(a) 6,909
500 Enplas Corp. 14,693
2,721 Esprinet SpA* 14,568
84,000 FIT Hon Teng, Ltd.*^(a) 26,236
2,100 Furuno Electric Co., Ltd. 36,134
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,680 Gooch & Housego plc $ 9,571
400 Hagiwara Electric Holdings Co., Ltd. 8,824
1,849 Halma plc 61,828
3,300 Hamamatsu Photonics KK 32,247
1,373 Hanza AB 9,826
10,564 Hexagon AB, Class B 113,241
500 Hioki EE Corp. 23,596
400 Hirose Electric Co., Ltd. 46,433
1,200 Horiba, Ltd. 80,193
2,600 Hosiden Corp. 34,698
4,000 Ibiden Co., Ltd. 107,790
1,122 Incap Oyj* 13,640
53 Inficon Holding AG, Registered Shares 55,628
1,700 Innotech Corp. 14,776
1,000 Iriso Electronics Co., Ltd. 17,436
1,800 Japan Aviation Electronics Industry, Ltd. 31,550
1,100 Japan Cash Machine Co., Ltd. 7,449
1,226 Jenoptik AG 25,382
1,400 Kaga Electronics Co., Ltd. 25,258
400 Keyence Corp. 157,024
8,845 Kitron ASA 38,019
1,200 Koa Corp. 7,530
16,000 Kyocera Corp. 180,332
3,500 Kyosan Electric Manufacturing Co., Ltd. 11,474
5,053 Lagercrantz Group AB, B Shares 104,650
527 Landis+Gyr Group AG 31,420
1,212 LPKF Laser & Electronics SE* 10,531
6,000 Macnica Holdings, Inc. 77,540
2,300 Marubun Corp. 15,248
200 Maruwa Co., Ltd. 41,114
1,900 Maxell, Ltd. 23,255
900 Meiko Electronics Co., Ltd. 41,784
2,414 Midwich Group plc 6,427
5,800 Murata Manufacturing Co., Ltd. 90,188
1,573 Mycronic AB 66,357
4,822 NCAB Group AB 24,658
267 Nedap NV 18,838
1,467 Next Vision Stabilized Systems, Ltd. 33,624
2,800 Nichicon Corp. 22,996
2,200 Nihon Dempa Kogyo Co., Ltd. 12,187
600 Nippon Chemi-Con Corp.* 3,638
2,900 Nippon Electric Glass Co., Ltd. 67,796
3,400 Nippon Signal Co., Ltd. 20,352
1,800 Nissha Co., Ltd. 16,484
600 Nohmi Bosai, Ltd. 12,855
685 Note AB* 11,714
24,877 Novonix, Ltd.* 7,086
3,600 Oki Electric Industry Co., Ltd. 23,751
2,400 Omron Corp. 67,624
1,200 Optex Group Co., Ltd. 13,986
3,000 Osaki Electric Co., Ltd. 16,114
1,467 Oxford Instruments plc 33,006
30,000 PAX Global Technology, Ltd. 18,644
4,407 Pricer AB, Class B* 3,489
82 Priortech, Ltd.* 3,238
1,100 Restar Corp. 16,864
1,200 Riken Keiki Co., Ltd. 20,808
1,400 RYODEN Corp. 23,547
900 Ryoyo Ryosan Holdings, Inc. 14,749

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
400 Santec Holdings Corp. $ 13,144
1,100 Satori Electric Co., Ltd. 12,579
221 Sesa SpA 16,418
800 Shibaura Electronics Co., Ltd. 23,658
1,900 Shimadzu Corp. 47,528
1,200 Shinko Shoji Co., Ltd. 7,241
2,000 Siix Corp. 14,607
3,256 Softwareone Holding AG 20,068
1,926 Spectris plc 58,196
6,120 Strix Group plc* 3,780
2,000 Sumida Corp. 12,983
1,200 Sun-Wa Technos Corp. 17,044
700 Suzuden Corp. 8,866
700 Tachibana Eletech Co., Ltd. 11,258
3,300 Taiyo Yuden Co., Ltd. 54,706
2,500 Tamura Corp. 8,574
21,500 TDK Corp. 224,469
245 Telsys, Ltd. 11,791
1,200 Tokyo Electron Device, Ltd. 23,956
4,300 Topcon Corp. 93,898
1,300 Toyo Corp. 11,960
7,103 TT Electronics plc 7,441
1,112 Vaisala Oyj, A Shares 53,837
4,200 Venture Corp., Ltd. 38,539
44,000 VSTECS Holdings, Ltd. 37,994
1,100 Yashima Denki Co., Ltd. 12,161
4,400 Yokogawa Electric Corp. 85,473
1,100 Yokowo Co., Ltd. 10,128
4,321,198
Energy Equipment & Services (0.5%):
7,314 Akastor ASA* 9,076
6,540 Aker Solutions ASA 20,960
2,991 BW Offshore, Ltd. 8,345
3,100 Calfrac Well Services, Ltd.* 8,295
8,074 CES Energy Solutions Corp. 41,523
4,087 DOF Group ASA* 36,336
6,058 Enerflex, Ltd. 46,817
8,606 Ensign Energy Services, Inc.* 13,936
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 26,111
18,214 John Wood Group plc* 6,593
3,100 Mattr Corp.* 22,061
1,000 Modec, Inc. 27,696
1,442 North American Construction Group, Ltd. 22,739
7,269 Odfjell Drilling, Ltd. 40,149
1,211 Odfjell Technology, Ltd. 5,271
4,150 Pason Systems, Inc. 37,927
1,600 PHX Energy Services Corp. 9,852
518 Precision Drilling Corp.* 24,084
50,343 Saipem SpA* 116,856
6,986 SBM Offshore NV 148,885
174 Schoeller-Bleckmann Oilfield Equipment AG 6,698
10,677 Shelf Drilling, Ltd.*^(a) 7,445
2,859 Solstad Offshore ASA* 9,890
3,678 Subsea 7 SA 58,813
6,700 Technip Energies NV 218,119
2,437 Tecnicas Reunidas SA* 42,090
6,173 Tenaris SA 120,594
435 TerraVest Industries, Inc. 42,974
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
4,441 TGS ASA $ 42,340
2,300 Total Energy Services, Inc. 15,025
400 Toyo Kanetsu KK 9,786
13,311 Trican Well Service, Ltd. 43,109
9,229 Vallourec SACA* 173,875
294 Viridien* 22,222
1,486,492
Entertainment (0.4%):
800 Akatsuki, Inc. 16,678
1,100 Amuse, Inc. 11,919
2,600 Avex, Inc. 22,264
13,015 Bollore SE 76,296
2,427 Borussia Dortmund GmbH & Co. KGaA 7,948
4,300 Capcom Co., Ltd. 106,042
4,900 COLOPL, Inc. 15,852
2,037 CTS Eventim AG & Co. KGaA 203,490
3,900 Daiichikosho Co., Ltd. 44,866
702 Embracer Group AB* 7,427
5,146 EVT, Ltd. 43,165
649 G5 Entertainment AB 7,940
2,400 GREE Holdings, Inc. 9,439
1,190 GungHo Online Entertainment, Inc. 23,257
38,000 IGG, Inc. 17,827
400 Kinepolis Group NV 14,048
1,900 Koei Tecmo Holdings Co., Ltd. 25,016
1,000 Konami Group Corp. 118,129
1,000 MIXI, Inc. 22,191
3,270 Modern Times Group MTG AB, Class B* 37,048
1,400 Nexon Co., Ltd. 19,139
1,300 Nintendo Co., Ltd. 88,684
200 Square Enix Holdings Co., Ltd. 9,304
21,268 Stillfront Group AB* 10,060
700 Toei Animation Co., Ltd. 14,527
400 Toei Co., Ltd. 13,563
700 Toho Co., Ltd. 34,761
1,040 Ubisoft Entertainment SA* 12,567
9,738 Universal Music Group NV 268,370
1,301,817
Financial Services (0.9%):
85 Adyen NV*(a) 129,910
131,663 AMP, Ltd. 102,083
9,449 Australian Finance Group, Ltd. 9,432
1,684 Banca IFIS SpA 39,205
9,319 Banca Mediolanum SpA 150,059
6,389 BFF Bank SpA(a) 52,733
5,498 Burford Capital, Ltd. 72,920
22,106 Challenger, Ltd.* 83,855
170,000 CSI Properties, Ltd.* 3,889
6,016 Deutsche Pfandbriefbank AG*(a) 35,038
1,937 Edenred SE 63,199
800 eGuarantee, Inc. 9,412
5,345 EML Payments, Ltd.* 3,230
1,164 Eurazeo SE 86,335
1,900 Financial Partners Group Co., Ltd. 29,234
2,400 Firm Capital Mortgage Investment Corp. 19,798
900 First National Financial Corp. 24,112
3,000 Fuyo General Lease Co., Ltd. 77,421
200 GMO Financial Gate, Inc. 7,123

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
1,200 GMO Payment Gateway, Inc. $ 64,170
1,440 GRENKE AG 21,158
20,600 G-Resources Group, Ltd. 10,890
1,036 HAL Trust 132,103
16,190 Helia Group, Ltd. 40,484
757 Illimity Bank SpA 2,850
1,600 Japan Investment Adviser Co., Ltd. 19,668
2,400 Japan Securities Finance Co., Ltd. 28,731
57,391 M&G plc 147,929
36,320 Mitsubishi HC Capital, Inc. 244,341
397 Mivtach Shamir Holdings, Ltd. 23,898
8,000 Mizuho Leasing Co., Ltd. 55,850
915 Mortgage Advice Bureau Holdings, Ltd. 8,907
900 NEC Capital Solutions, Ltd. 22,766
14,213 Nexi SpA*(a) 75,676
16,085 OFX Group, Ltd.* 11,364
7,289 Omni Bridgeway, Ltd.* 6,501
13,500 ORIX Corp. 279,343
17,777 OSB Group plc 99,064
10,294 Paragon Banking Group plc 98,349
2,696 PayPoint plc 21,791
10,548 Pepper Money, Ltd. 9,322
3,503 Plus500, Ltd. 124,232
1,100 Ricoh Leasing Co., Ltd. 40,309
543 SBI ARUHI Corp. 3,069
3 Schweizerische Nationalbank, Registered Shares* 11,856
21,000 Shandong Hi-Speed Holdings Group, Ltd.* 15,442
3,600 Timbercreek Financial Corp. 16,388
6,500 Tokyo Century Corp. 63,614
1,637 Wise plc, Class A* 20,043
5,213 Worldline SA*(a) 32,291
1,800 Zenkoku Hosho Co., Ltd. 35,641
2,787,028
Food Products (2.4%):
7,127 a2 Milk Co., Ltd. (The) 35,333
1,417 AAK AB 39,613
364 Agrana Beteiligungs AG 4,313
8,000 Ajinomoto Co., Inc. 158,248
1,313 Anglo-Eastern Plantations plc 12,584
42,791 Aryzta AG* 94,987
4,701 Associated British Foods plc 116,255
772 Atria Oyj 10,178
3,971 Austevoll Seafood ASA 37,246
9,834 Australian Agricultural Co., Ltd.* 8,909
163 Bakkafrost P/F 7,675
6,504 Bakkavor Group PLC(a) 14,972
27 Barry Callebaut AG, Registered Shares 35,820
16,827 Bega Cheese, Ltd.* 55,946
125 Bell Food Group AG 36,466
854 Bonduelle SCA 7,133
3,100 Calbee, Inc. 57,852
1 Chocoladefabriken Lindt & Spruengli AG 131,059
800 Chubu Shiryo Co., Ltd. 7,204
12,278 Cloetta AB, B Shares 34,707
1,383 Cranswick plc 88,001
7,228 Danone SA 553,817
17,600 Delfi, Ltd. 10,061
1,000 DyDo Group Holdings, Inc. 19,141
2,372 Ebro Foods SA 42,971
Shares Value
Common Stocks, continued
Food Products, continued
10,981 Elders, Ltd.* $ 46,191
95 Emmi AG, Registered Shares 87,299
2,000 Ezaki Glico Co., Ltd. 61,598
1,600 Feed One Co., Ltd. 9,352
108,669 First Pacific Co., Ltd. 65,946
27,100 First Resources, Ltd. 35,104
5,564 Fonterra Co-operative Group, Ltd.^ 17,645
10,200 Food Empire Holdings, Ltd. 10,419
1,616 ForFarmers NV 7,801
9,500 Fraser and Neave, Ltd. 9,328
1,900 Fuji Oil Co., Ltd. 38,920
1,600 Fujicco Co., Ltd. 17,080
700 Fujiya Co., Ltd. 11,174
5,025 Glanbia plc 55,239
289,700 Golden Agri-Resources, Ltd. 57,962
17,127 Greencore Group plc 37,666
1,502 Grieg Seafood ASA^ 7,785
1,100 High Liner Foods, Inc. 13,050
3,890 Hilton Food Group plc 41,469
800 Hokuto Corp. 9,966
2,000 House Foods Group, Inc. 36,331
700 Imuraya Group Co., Ltd. 11,233
5,374 Inghams Group, Ltd. 10,554
940 Itoham Yonekyu Holdings, Inc. 26,272
600 Iwatsuka Confectionery Co., Ltd. 11,344
1,642 JDE Peet's NV 36,078
600 J-Oil Mills, Inc. 8,139
1,300 Kagome Co., Ltd. 25,465
400 Kameda Seika Co., Ltd. 10,424
700 Kenko Mayonnaise Co., Ltd. 8,726
734 Kerry Group plc, Class A 76,943
1,200 Kewpie Corp. 23,390
9,100 Kikkoman Corp. 87,628
2,600 Kotobuki Spirits Co., Ltd. 42,365
656 KWS Saat SE & Co. KGaA 39,654
500 Kyokuyo Co., Ltd. 13,858
147 Lassonde Industries, Inc., Class A 21,535
2,420 Leroy Seafood Group ASA 11,357
14 Lotus Bakeries NV 124,692
1,065 M.P. Evans Group plc 13,905
1,803 Maple Leaf Foods, Inc.* 31,414
1,200 Marudai Food Co., Ltd. 13,638
2,100 Maruha Nichiro Corp. 45,733
3,000 Megmilk Snow Brand Co., Ltd. 51,354
4,000 MEIJI Holdings Co., Ltd. 86,588
800 Mitsui DM Sugar Co., Ltd. 18,038
2,600 Morinaga & Co., Ltd. 43,494
3,300 Morinaga Milk Industry Co., Ltd. 68,555
1,778 Mowi ASA 33,138
24,432 Nestle SA, Registered Shares 2,471,305
389 Neto Malinda Trading, Ltd. 10,352
2,500 NH Foods, Ltd. 83,575
8,400 Nichirei Corp. 99,550
3,300 Nippn Corp. 47,748
800 Nippon Beet Sugar Manufacturing Co., Ltd. 12,211
1,200 Nisshin Oillio Group, Ltd. (The) 38,627
7,500 Nisshin Seifun Group, Inc. 86,648
10,000 Nissin Foods Co., Ltd. 7,888
900 Nissin Foods Holdings Co., Ltd. 18,329

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
13,400 Nissui Corp. $ 80,789
326 Orior AG 7,847
149 Orkla ASA 1,637
30,422 Premier Foods plc 72,274
1,180 Premium Brands Holdings Corp. 63,473
1,300 Prima Meat Packers, Ltd. 19,278
8,255 Raisio Oyj 21,426
11,830 Ridley Corp., Ltd. 19,082
1,300 Riken Vitamin Co., Ltd. 20,992
4,400 Rogers Sugar, Inc. 16,421
1,300 Rokko Butter Co., Ltd. 10,618
600 S Foods, Inc. 9,964
800 S&B Foods, Inc. 14,276
1,500 Sakata Seed Corp. 33,823
482 Salmar ASA 23,186
2,346 Sanford, Ltd. 6,742
5,028 Saputo, Inc. 86,764
127 Savencia SA 8,266
3,496 Scales Corp., Ltd. 8,496
2,362 Scandi Standard AB 18,957
476 Schouw & Co. A/S 42,465
3,426 Select Harvests, Ltd.* 10,674
800 Showa Sangyo Co., Ltd. 15,145
306 Sipef NV 20,294
370 Societe LDC SADIR* 29,618
1,800 Starzen Co., Ltd. 11,205
2,588 Suedzucker AG 32,164
10,439 Tate & Lyle plc 69,810
300 Toyo Suisan Kaisha, Ltd. 17,664
580 UIE plc 27,261
1,331 Viscofan SA* 91,938
34,000 Vitasoy International Holdings, Ltd. 43,961
400 Warabeya Nichiyo Holdings Co., Ltd. 5,750
800 Wellneo Sugar Co., Ltd. 12,458
176,415 WH Group, Ltd.(a) 162,220
30,000 Wilmar International, Ltd. 74,470
1,600 Yakult Honsha Co., Ltd. 30,386
4,400 Yamazaki Baking Co., Ltd. 84,585
1,500 Yukiguni Factory Co., Ltd. 11,285
7,507,227
Gas Utilities (0.4%):
10,884 AltaGas, Ltd. 298,556
12,567 APA Group* 62,160
6,095 Ascopiave SpA 20,170
900 Brookfield Infrastructure Corp. 32,506
3,473 Enagas SA 50,042
126,850 Hong Kong & China Gas Co., Ltd. 109,260
15,087 Italgas SpA 108,285
800 K&O Energy Group, Inc. 16,038
88,854 Keppel Infrastructure Trust 28,090
3,099 Naturgy Energy Group SA 86,182
5,700 Nippon Gas Co., Ltd. 85,094
3,600 Osaka Gas Co., Ltd. 81,532
2,402 Rubis SCA 67,799
1,300 Saibu Gas Holdings Co., Ltd. 14,842
1,300 Shizuoka Gas Co., Ltd. 9,808
20,311 Snam SpA 105,361
7,604 Superior Plus Corp. 33,980
1,400 Toho Gas Co., Ltd. 38,609
Shares Value
Common Stocks, continued
Gas Utilities, continued
3,700 Tokyo Gas Co., Ltd. $ 117,639
1,365,953
Ground Transportation (0.8%):
82,972 Aurizon Holdings, Ltd. 161,246
1,900 Canadian National Railway Co. 184,916
1,849 Canadian National Railway Co., ADR 180,204
1,331 Canadian Pacific Kansas City, Ltd. 93,417
724 Canadian Pacific Kansas City, Ltd., ADR 50,832
4,500 Central Japan Railway Co. 85,718
54,400 ComfortDelGro Corp., Ltd. 59,034
4,500 East Japan Railway Co. 88,727
32,483 Firstgroup plc 65,432
1,200 Fukuyama Transporting Co., Ltd. 28,997
4,100 Hankyu Hanshin Holdings, Inc. 110,093
1,100 Ichinen Holdings Co., Ltd. 12,321
206 Jungfraubahn Holding AG, Registered Shares 44,438
4,900 Keikyu Corp. 49,438
2,100 Keio Corp. 53,626
3,300 Keisei Electric Railway Co., Ltd. 29,815
4,820 Kelsian Group, Ltd.* 8,115
3,400 Kintetsu Group Holdings Co., Ltd. 72,459
3,400 Kyushu Railway Co. 82,814
18,151 Lindsay Australia, Ltd.* 8,059
900 Maruzen Showa Unyu Co., Ltd. 36,203
13,705 Mobico Group plc* 10,293
7,711 MTR Corp., Ltd. 25,308
3,700 Mullen Group, Ltd. 32,143
3,800 Nagoya Railroad Co., Ltd. 44,242
2,700 Nankai Electric Railway Co., Ltd. 44,250
4,400 Nikkon Holdings Co., Ltd. 79,184
1,300 Nishi-Nippon Railroad Co., Ltd. 18,689
588 NTG Nordic Transport Group A/S* 22,448
6,500 Odakyu Electric Railway Co., Ltd. 64,167
1,000 Sakai Moving Service Co., Ltd. 16,670
700 Sanyo Electric Railway Co., Ltd. 9,337
3,300 Seibu Holdings, Inc. 72,857
2,200 Seino Holdings Co., Ltd. 33,900
323 Sixt SE 27,651
1,700 Sotetsu Holdings, Inc. 24,873
212 Stef SA 27,522
1,708 TFI International, Inc. 132,258
200 TFI International, Inc. 15,490
3,700 Tobu Railway Co., Ltd. 63,046
5,000 Tokyu Corp. 56,288
4,312 Tourism Holdings, Ltd. 4,341
16,103 Transport International Holdings, Ltd.* 17,756
5,300 West Japan Railway Co. 103,352
14,169 Zigup plc 54,062
2,506,031
Health Care Equipment & Supplies (1.3%):
6,242 Advanced Medical Solutions Group plc 18,722
2,881 Alcon AG, ADR 273,493
5,450 Alcon AG 514,636
6,333 Ambu A/S, Class B 108,630
5,475 Ansell, Ltd. 115,846
6,703 Arjo AB, Class B 24,759
2,700 Asahi Intecc Co., Ltd. 43,667
1,537 Bausch + Lomb Corp.* 22,287

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
751 BioMerieux $ 92,803
362 Carl Zeiss Meditec AG, Class BR 23,742
246 Cellavision AB 4,089
759 Cochlear, Ltd. 124,953
1,511 Coloplast A/S, Class B 158,899
251 Coltene Holding AG, Registered Shares 17,852
12,000 ConvaTec Group plc(a) 40,030
3,746 Demant A/S* 125,967
238 Draegerwerk AG & Co. KGaA 13,438
458 Eckert & Ziegler SE 27,483
8,801 Elekta AB, Class B 46,132
827 EssilorLuxottica SA* 237,893
2,617 Fisher & Paykel Healthcare Corp., Ltd. 49,936
900 Fukuda Denshi Co., Ltd. 38,460
4,544 Getinge AB, B Shares 97,835
405 Guerbet 8,031
1,200 Hogy Medical Co., Ltd. 38,521
3,100 Hoya Corp. 349,740
537 Ion Beam Applications 6,352
2,000 Japan Lifeline Co., Ltd. 20,469
1,000 Jeol, Ltd. 30,961
6,332 Koninklijke Philips NV* 160,860
5,510 Koninklijke Philips NV, NYS, ADR* 139,954
1,600 Mani, Inc. 14,023
133 Medacta Group SA(a) 19,109
671 Medistim ASA 11,090
849 Medmix AG(a) 10,044
2,700 Menicon Co., Ltd. 22,551
10 Metall Zug AG, Registered Shares 12,401
19,000 Modern Dental Group, Ltd. 9,284
2,300 Nakanishi, Inc. 32,944
4,923 Nanosonics, Ltd.* 14,068
7,100 Nipro Corp. 64,416
11,000 Olympus Corp. 144,500
1,800 Paramount Bed Holdings Co., Ltd. 29,868
458 Pentixapharm Holding AG* 1,493
2,100 PHC Holdings Corp. 14,358
457 Revenio Group Oyj 12,559
600 Rion Co., Ltd. 9,888
16,500 Riverstone Holdings, Ltd. 11,411
1,000 Siemens Healthineers AG(a) 53,650
2,518 Smith & Nephew plc 35,410
990 Smith & Nephew plc, ADR 28,086
628 Sonova Holding AG 183,105
360 STRATEC SE 9,515
425 Straumann Holding AG, Class R 51,340
8,800 Sysmex Corp. 167,442
1,700 Terumo Corp. 31,922
85 Ypsomed Holding AG, Registered Shares 32,843
4,003,760
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 79,083
5,205 Ambea AB(a) 56,783
4,039 Amplifon SpA 81,677
1,500 Amvis Holdings, Inc. 4,605
732 Andlauer Healthcare Group, Inc. 19,840
1,700 As One Corp. 26,348
6,164 Attendo AB(a) 37,045
5,975 Australian Clinical Labs, Ltd. 11,161
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
700 BML, Inc. $ 14,152
2,200 Charm Care Corp. KK 19,688
6,760 Clariane SE* 31,363
20,000 C-Mer Medical Holdings, Ltd.* 4,050
2,319 CVS Group plc 30,205
1,272 EBOS Group, Ltd. 27,513
263 Elan Corp. 1,275
4,012 Extendicare, Inc. 35,968
3,784 Fagron 77,583
1,400 France Bed Holdings Co., Ltd. 12,218
6,241 Fresenius Medical Care AG 308,195
7,893 Fresenius SE & Co. KGaA* 336,453
2,826 Galenica AG(a) 254,288
1,500 H.U. Group Holdings, Inc. 27,484
26,644 Healius, Ltd.* 23,354
2,572 Humana AB* 10,775
4,825 Integral Diagnostics, Ltd. 6,936
1,000 Japan Medical Dynamic Marketing, Inc. 3,820
225 LNA Sante SA 5,990
1,304 Medical Facilities Corp. 15,143
1,574 Medicover AB, Class B 29,808
778 Medios AG* 10,075
6,200 Medipal Holdings Corp. 96,590
3,565 Mediterranean Towers, Ltd. 10,969
24,681 Monash IVF Group, Ltd. 17,535
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,731
23,114 Oceania Healthcare, Ltd.* 7,969
6,310 Oriola Oyj, Class B 7,644
26,115 Raffles Medical Group, Ltd. 19,332
3,907 Ramsay Health Care, Ltd.* 83,801
7,784 Regis Healthcare, Ltd. 32,746
15,555 Ryman Healthcare, Ltd.* 24,433
3,800 Ship Healthcare Holdings, Inc. 50,878
3,174 Sienna Senior Living, Inc. 36,617
90,960 Sigma Healthcare, Ltd. 164,604
1,900 Solasto Corp. 5,828
7,311 Sonic Healthcare, Ltd. 117,892
9,842 Spire Healthcare Group plc(a) 22,528
9,223 Summerset Group Holdings, Ltd.* 59,007
1,100 SUNWELS Co., Ltd. 4,243
2,200 Suzuken Co., Ltd. 72,691
5,236 Terveystalo Oyj(a) 65,025
176,600 Thomson Medical Group, Ltd.* 6,048
1,800 Toho Holdings Co., Ltd. 53,631
1,300 Tokai Corp./Gifu 18,196
1,400 Value HR Co., Ltd. 13,898
2,800 Vital KSK Holdings, Inc. 23,590
10,100 Well Health Technologies Corp.* 29,060
2,652,364
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 7,968
2,802 Ascom Holding AG, Registered Shares 10,771
2,600 Carenet, Inc. 12,058
857 CompuGroup Medical SE & Co KgaA* 20,722
94 Equasens 3,324
1,900 M3, Inc. 21,759
1,200 Medical Data Vision Co., Ltd. 3,248
800 Medley, Inc.* 16,204

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Technology, continued
700 MedPeer, Inc. $ 2,109
103 Nexus AG* 7,805
800 NNIT A/S*(a) 7,871
905 Pro Medicus, Ltd. 114,342
1,213 RaySearch Laboratories AB 27,291
2,759 Sectra AB, Class B* 66,040
321,512
Hotels, Restaurants & Leisure (1.8%):
4,858 Accor SA 221,760
600 Aeon Fantasy Co., Ltd. 10,398
1,000 Airtrip Corp. 6,540
7,276 Amadeus IT Group SA 557,530
3,731 Aristocrat Leisure, Ltd. 150,639
1,638 Basic-Fit NV*(a) 33,642
6,278 Betsson AB, Class B* 97,564
20,000 Cafe de Coral Holdings, Ltd. 18,947
605 Carnival plc, ADR* 10,606
72,000 Century City International Holdings, Ltd.* 816
970 Cie des Alpes 15,477
23,206 Coast Entertainment Holdings, Ltd.* 6,037
5,293 Collins Foods, Ltd.* 28,528
4,300 Colowide Co., Ltd. 49,239
13,908 Compass Group plc 459,092
3,168 Corporate Travel Management, Ltd. 27,729
4,100 Create Restaurants Holdings, Inc. 35,709
2,300 Curves Holdings Co., Ltd. 9,951
11,063 Dalata Hotel Group plc 62,417
1,588 Domino's Pizza Enterprises, Ltd.* 25,501
5,120 Domino's Pizza Group plc 18,786
1,600 Doutor Nichires Holdings Co., Ltd. 25,871
4,906 Elior Group SA*(a) 13,462
7,951 Entain plc 59,899
1,240 Evolution AB(a) 92,535
6,500 Fairwood Holdings, Ltd. 4,680
131 Fattal Holdings 1998, Ltd.* 17,143
4,764 Flight Centre Travel Group, Ltd.^ 41,349
960 Flutter Entertainment plc* 212,432
2,900 Food & Life Cos., Ltd. 86,674
900 Fuji Kyuko Co., Ltd. 13,518
1,200 Fujio Food Group, Inc. 9,393
500 Fujita Kanko, Inc. 32,496
557 Fuller Smith & Turner plc 3,799
26,000 Galaxy Entertainment Group, Ltd. 102,117
400 Genki Global Dining Concepts Corp. 9,132
143,500 Genting Singapore, Ltd. 79,458
900 Gift Holdings, Inc. 17,495
2,925 Greggs plc 65,659
10,742 Gym Group plc*(a) 18,250
2,700 Heiwa Corp. 42,344
600 Hiday Hidaka Corp. 11,056
2,000 HIS Co., Ltd.* 19,074
5,443 Hollywood Bowl Group plc 19,017
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,413
1,416 Ibersol SGPS SA 13,384
1,900 Ichibanya Co., Ltd. 11,752
982 InterContinental Hotels Group plc, ADR 107,617
808 InterContinental Hotels Group plc 86,944
535 Issta, Ltd. 12,508
3,676 J D Wetherspoon plc 26,464
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
868 Jumbo Interactive, Ltd. $ 5,727
2,383 Just Eat Takeaway.com NV* 50,235
— Just Eat Takeaway.com NV(a) —
2,200 KOMEDA Holdings Co, Ltd. 42,064
3,200 Koshidaka Holdings Co., Ltd. 22,673
2,800 Kyoritsu Maintenance Co., Ltd. 58,141
4,703 La Francaise des Jeux(a) 147,827
38,797 Lottery Corp., Ltd. (The) 115,820
33,812 Marston's plc* 14,980
600 Matsuyafoods Holdings Co., Ltd. 23,771
1,400 McDonald's Holdings Co. Japan, Ltd. 53,371
3,184 Melia Hotels International SA 21,973
15,600 MGM China Holdings, Ltd. 20,995
14,000 Miramar Hotel & Investment 15,892
11,969 Mitchells & Butlers plc* 32,755
1,200 Monogatari Corp. (The) 27,129
1,013 MTY Food Group, Inc. 28,921
46,867 NagaCorp, Ltd.* 20,627
600 Ohsho Food Service Corp. 12,916
5,176 On the Beach Group plc(a) 14,972
5,300 Oriental Land Co., Ltd. 104,311
900 Pizza Pizza Royalty Corp. 8,619
9,402 Playtech plc* 84,474
600 Pollard Banknote, Ltd. 8,256
12,439 Rank Group plc 13,130
4,800 Resorttrust, Inc. 46,698
3,149 Restaurant Brands International, Inc. 209,941
3,018 Restaurant Brands New Zealand, Ltd. 6,107
700 Ringer Hut Co., Ltd. 10,741
6,700 Round One Corp. 44,254
1,800 Royal Holdings Co., Ltd. 30,702
1,100 Saizeriya Co., Ltd. 31,560
18,188 Sands China, Ltd.* 36,629
9,588 Scandic Hotels Group AB(a) 71,228
36,000 Shangri-La Asia, Ltd. 20,927
42,585 SJM Holdings, Ltd.*^ 13,192
2,233 SkiStar AB 36,330
29,451 SKYCITY Entertainment Group, Ltd.* 21,092
6,900 Skylark Holdings Co., Ltd. 138,037
2,861 Sodexo SA 183,792
12,769 SSP Group plc 24,881
92,601 Star Entertainment Group, Ltd. (The)* 6,363
91,665 Tabcorp Holdings, Ltd.* 33,844
137 Tivoli A/S 12,599
800 Tokyotokeiba Co., Ltd. 23,505
2,300 Toridoll Holdings Corp. 62,031
11,666 Trainline plc*(a) 40,982
6,237 TUI AG* 42,505
11,838 TUI AG, Frankfurt* 80,676
6,523 WEB Travel Group, Ltd.* 18,705
6,523 Webjet Group, Ltd.* 2,315
4,802 Whitbread plc 152,674
31,600 Wynn Macau, Ltd. 22,690
1,900 Yoshinoya Holdings Co., Ltd. 38,164
1,308 Young & Co.'s Brewery plc, Class A 12,560
1,515 Young & Co's Brewery plc 10,401
122 Zeal Network SE 5,789
1,600 Zensho Holdings Co., Ltd. 85,826
5,643,162

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables (1.5%):
2,091 Ariston Holding NV $ 9,292
2,404 Azorim-Investment Development & Construction
Co., Ltd. 10,355
4,812 Bang & Olufsen A/S* 9,609
27,373 Barratt Redrow plc 150,491
4,105 Bellway plc 126,727
2,560 Berkeley Group Holdings plc 118,988
11,184 Bonava AB, B Shares* 10,094
3,437 Breville Group, Ltd. 67,757
27,975 Cairn Homes plc 57,742
2,500 Casio Computer Co., Ltd. 20,389
600 Chofu Seisakusho Co., Ltd. 7,380
9,402 Crest Nicholson Holdings plc 20,676
310 Danya Cebus, Ltd. 8,604
1,000 Dorel Industries, Inc., Class B* 1,466
588 Electra Consumer Products 1970, Ltd. 15,506
3,176 Electrolux AB, Class B* 26,097
1,200 ES-Con Japan, Ltd. 8,168
500 Eslead Corp. 13,879
1,387 Fiskars OYJ Abp 21,956
1,300 FJ Next Holdings Co., Ltd. 10,408
1,900 Foster Electric Co., Ltd. 16,498
1,600 Fuji Corp., Ltd. 7,429
15,987 Glenveagh Properties plc*(a) 26,236
4,025 GN Store Nord A/S* 63,153
10,100 Haseko Corp. 132,587
2,710 Henry Boot plc 7,268
700 Hoosiers Holdings Co., Ltd. 5,129
5,700 Iida Group Holdings Co., Ltd. 86,997
2,312 JM AB 33,322
7,000 JVCKenwood Corp. 58,791
958 Kaufman & Broad SA 33,476
700 Ki-Star Real Estate Co., Ltd. 21,259
1,300 LEC, Inc. 10,366
540 Leifheit AG 10,451
73,600 Man Wah Holdings, Ltd. 42,556
1,659 Maytronics, Ltd. 1,727
1,185 Nacon SA* 770
1,363 Neinor Homes SA(a) 19,938
9,200 Nikon Corp. 91,358
22,304 Nobia AB*^ 7,734
3,700 Open House Group Co., Ltd. 137,782
28,500 Panasonic Holdings Corp. 341,445
9,848 Persimmon plc 151,914
1,900 Rinnai Corp. 43,983
567 Sabaf SpA 9,084
1,800 Sangetsu Corp. 34,935
851 SEB SA 80,879
7,100 Sekisui Chemical Co., Ltd. 121,003
4,900 Sekisui House, Ltd. 109,600
5,800 Sharp Corp. 36,660
72,000 Sony Group Corp. 1,834,192
4,800 Sumitomo Forestry Co., Ltd. 145,343
328 Surteco Group SE* 6,201
1,100 Tama Home Co., Ltd.^ 26,573
1,200 Tamron Co., Ltd. 27,853
106,203 Taylor Wimpey plc 148,517
1,000 Toa Corp. Tokyo 6,186
400 Token Corp. 34,791
Shares Value
Common Stocks, continued
Household Durables, continued
1,127 VIDENDUM plc* $ 1,314
7,319 Vistry Group plc* 53,741
100 V-ZUG Holding AG* 7,352
3,849 YIT Oyj* 9,240
1,200 Zojirushi Corp. 12,062
4,773,279
Household Products (0.3%):
636 Essity AB, Class A 18,002
2,641 Essity AB, Class B^ 75,092
1,689 Henkel AG & Co. KGaA 121,633
2,700 Kusuri no Aoki Holdings Co., Ltd. 61,324
4,600 Lion Corp. 54,654
14,255 McBride plc* 25,850
3,600 Pigeon Corp. 44,186
8,488 Reckitt Benckiser Group plc 573,469
1,100 ST Corp. 10,810
800 Transaction Co., Ltd. 12,047
12,000 Unicharm Corp. 95,461
1,092,528
Independent Power and Renewable Electricity Producers
(0.4%):
2,302 7C Solarparken AG 5,179
9,305 Audax Renovables SA 14,976
2,451 Boralex, Inc., Class A 49,262
3,000 Capital Power Corp.*^ 99,722
7,088 Cloudberry Clean Energy ASA* 7,866
1,098 Corp ACCIONA Energias Renovables SA 20,189
4,371 Doral Group Renewable Energy Resources, Ltd.* 13,698
19,366 Drax Group plc 146,499
5,832 EDP Renovaveis SA* 48,636
1,700 EF-ON, Inc. 3,948
2,600 Electric Power Development Co., Ltd. 43,959
1,927 Enlight Renewable Energy, Ltd.* 31,013
1,000 eRex Co., Ltd. 5,404
881 ERG SpA 16,739
5,092 Innergex Renewable Energy, Inc. 47,880
690 Kenon Holdings, Ltd. 21,971
8,839 Meridian Energy, Ltd. 28,120
7,372 Northland Power, Inc. 100,776
691 OPC Energy, Ltd.* 6,023
2,011 Orron Energy ab* 924
1,500 Polaris Renewable Energy, Inc. 12,197
2,100 RENOVA, Inc.* 8,904
10,912 RWE AG 389,705
3,504 Scatec ASA*(a) 26,404
1,714 Solaria Energia y Medio Ambiente SA*^ 12,759
9,792 TransAlta Corp. 91,394
882 Voltalia SA, Registered Shares*^ 6,371
910 West Holdings Corp. 9,615
1,270,133
Industrial Conglomerates (0.7%):
125 Aker ASA, A Shares 7,447
865 Bonheur ASA 19,136
8,000 Chevalier International Holdings, Ltd. 4,112
17,930 CK Hutchison Holdings, Ltd. 101,352
57,000 CTF Services Ltd. 52,608
3,964 DCC plc 264,593

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
2,000 Guoco Group, Ltd. $ 17,487
100 Hikari Tsushin, Inc. 25,781
25,600 Hitachi, Ltd. 592,747
1,282 Indus Holding AG 33,772
5,489 Infratil, Ltd. 32,393
515 Italmobiliare SpA 13,119
4,100 Jardine Cycle & Carriage, Ltd. 80,489
1,500 Katakura Industries Co., Ltd. 22,159
3,600 Keihan Holdings Co., Ltd. 78,286
20,300 Keppel, Ltd. 103,858
1,492 Lifco AB, Class B 52,836
2,900 Mie Kotsu Group Holdings, Inc. 9,765
5,400 Nisshinbo Holdings, Inc. 32,920
7,406 Nolato AB, Class B 42,070
1,300 Noritsu Koki Co., Ltd. 41,225
1,898 Siemens AG, Registered Shares 435,415
3,581 Smiths Group plc 89,672
27,456 Storskogen Group AB, Class B 35,701
5,400 TOKAI Holdings Corp. 35,482
933 Volati AB 10,212
2,234,637
Insurance (5.3%):
4,195 Admiral Group plc 154,988
32,466 Aegon, Ltd. 213,524
2,700 Aegon, Ltd., Registered Shares 17,793
5,898 Ageas SA/NV 354,326
89,840 AIA Group, Ltd. 679,141
40,863 Alm Brand A/S 98,003
2,500 Anicom Holdings, Inc. 8,907
5,157 ASR Nederland NV 296,811
3,755 AUB Group, Ltd. 72,723
34,170 Aviva plc 246,200
9,798 AXA SA 418,241
1,673 Baloise Holding AG, Registered Shares 351,302
27,884 Beazley plc 335,423
7,384 Chesnara plc 26,270
3,499 Clal Insurance Enterprises Holdings, Ltd. 86,012
6,325 Coface SA 121,043
29,200 Dai-ichi Life Holdings, Inc. 222,325
3,500 Definity Financial Corp. 155,529
72,295 Direct Line Insurance Group plc 262,974
82 E-L Financial Corp., Ltd. 72,546
145 Fairfax Financial Holdings, Ltd. 209,588
1,054 FBD Holdings plc 16,384
300 FP Partner, Inc. 5,161
1,451 Generali 50,973
274 Gjensidige Forsikring ASA 6,307
1,497 Great-West Lifeco, Inc. 58,657
2,595 Grupo Catalana Occidente SA 137,364
1,178 Hannover Rueck SE 349,672
4,262 Harel Insurance Investments & Financial Services,
Ltd. 68,261
1,235 Helvetia Holding AG, Registered Shares 256,169
9,627 Hiscox, Ltd.* 146,349
4,086 iA Financial Corp., Inc. 388,069
506 IDI Insurance Co., Ltd. 21,249
56,935 Insurance Australia Group, Ltd. 275,859
1,510 Intact Financial Corp. 308,538
13,400 Japan Post Holdings Co., Ltd. 133,875
Shares Value
Common Stocks, continued
Insurance, continued
3,100 Japan Post Insurance Co., Ltd. $ 62,883
44,836 Just Group plc 85,611
9,989 Lancashire Holdings, Ltd. 74,414
100,115 Legal & General Group plc 315,777
6,273 Mandatum Oyj 38,054
9,385 Manulife Financial Corp., ADR 292,343
173 Manulife Financial Corp. 5,391
46,164 Mapfre SA 142,173
36,844 Medibank Pvt, Ltd. 102,451
1,055 Menora Mivtachim Holdings, Ltd. 53,042
6,642 Migdal Insurance & Financial Holdings, Ltd. 12,098
7,100 MS&AD Insurance Group Holdings, Inc. 153,822
1,781 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 1,122,511
14,653 nib holdings, Ltd.* 63,003
10,004 NN Group NV 556,768
2,268 Phoenix Financial, Ltd. 42,249
13,522 Phoenix Group Holdings plc 100,232
3,921 Poste Italiane SpA(a) 69,847
1,147 Protector Forsikring ASA 37,078
14,441 Prudential plc* 155,773
175 Prudential plc, ADR 3,762
46,326 QBE Insurance Group, Ltd. 637,984
8,346 Sabre Insurance Group plc(a) 13,968
3,822 Saga plc* 6,046
30,949 Sampo Oyj, A Shares 296,383
5,589 SCOR SE 161,321
445 Solid Forsakring AB 3,763
16,500 Sompo Holdings, Inc. 500,243
21,072 Steadfast Group, Ltd. 76,546
9,818 Storebrand ASA 124,687
10,970 Sun Life Financial, Inc. 627,903
17,796 Suncorp Group, Ltd. 215,437
549 Swiss Life Holding AG 500,187
5,086 Swiss Re AG 863,523
6,000 T&D Holdings, Inc. 127,821
1,238 Talanx AG 129,488
19,500 Tokio Marine Holdings, Inc. 752,169
18,588 TOWER, Ltd. 15,665
892 Trisura Group, Ltd.* 20,724
12,381 Tryg A/S 294,721
19,942 Unipol Assicurazioni SpA 318,905
4,363 UNIQA Insurance Group AG 46,385
54 Vaudoise Assurances Holding SA 34,572
2,169 Vienna Insurance Group AG Wiener Versicherung
Gruppe 95,688
1,796 Wuestenrot & Wuerttembergische AG 26,000
1,084 Zurich Insurance Group AG 756,299
16,762,266
Interactive Media & Services (0.3%):
18,608 Auto Trader Group plc(a) 179,492
1,065 Better Collective A/S* 11,792
1,246 CAR Group, Ltd.* 24,746
5,418 Domain Holdings Australia, Ltd. 14,496
200 giftee, Inc. 1,983
2,628 Hemnet Group AB 87,389
4,100 Kakaku.com, Inc. 58,936
1,170 Karnov Group AB* 10,194
14,300 LY Corp. 48,361

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
600 MarkLines Co., Ltd. $ 9,948
14,381 MONY Group plc 37,241
784 REA Group, Ltd. 108,545
24,652 Rightmove plc 218,363
3,754 SEEK, Ltd. 50,635
5,700 ZIGExN Co., Ltd. 16,579
878,700
IT Services (1.2%):
3,641 Addnode Group AB 36,083
114 Adesso SE 11,978
370 Allgeier SE 7,547
847 Alten SA 83,061
1,244 Appen, Ltd.* 807
400 Argo Graphics, Inc. 13,885
2,661 Atea ASA 32,824
506 Aubay 26,300
600 Avant Group Corp. 6,927
600 Base Co., Ltd. 12,230
2,423 Bechtle AG 89,858
2,400 BIPROGY, Inc. 73,718
3,346 Bouvet ASA 23,755
900 Business Brain Showa-Ota, Inc. 15,325
1,186 CANCOM SE 28,868
2,976 Capgemini SE 444,975
1,233 CGI, Inc., ADR 123,090
2,600 CGI, Inc. 259,584
3,200 Change Holdings, Inc. 26,919
4,933 Columbus A/S 8,754
944 Computacenter plc 29,922
1,100 Comture Corp. 12,113
7,372 Converge Technology Solutions Corp. 27,974
870 Data#3, Ltd. 3,968
500 Densan System Holdings Co., Ltd. 8,678
400 Dentsu Soken, Inc. 16,266
1,400 DTS Corp. 37,444
8,624 Econocom Group SA/NV 16,817
333 E-Guardian, Inc. 4,434
558 Enea AB* 4,562
3,891 FDM Group Holdings plc 12,607
348 Formula Systems 1985, Ltd. 30,235
7,900 Fujitsu, Ltd. 157,070
2,500 Future Corp. 29,090
824 GFT Technologies SE 20,047
6,665 Global Dominion Access SA(a) 19,892
1,900 GMO internet group, Inc. 39,045
1,451 Indra Sistemas SA 42,206
1,400 Ines Corp. 15,521
700 I-Net Corp. 8,787
227 Infotel SA 10,928
2,776 iomart Group plc 1,103
2,800 JBCC Holdings, Inc. 20,720
600 JIG-SAW, Inc.*^ 12,591
1,495 Kainos Group plc 12,879
816 KNOW IT AB 12,385
1,146 Kontron AG 27,469
226 Macquarie Technology Group, Ltd.* 8,911
963 Matrix IT, Ltd. 22,442
976 Megaport, Ltd.* 5,948
300 Mitsubishi Research Institute, Inc. 9,422
Shares Value
Common Stocks, continued
IT Services, continued
469 Nagarro SE* $ 37,381
16,269 NCC Group plc 29,377
3,500 NEC Corp. 74,288
2,487 Netcompany Group A/S*(a) 92,965
6,004 NEXTDC, Ltd.* 42,961
3,156 Nomura Research Institute, Ltd. 102,431
300 NS Solutions Corp. 7,731
2,800 NSD Co., Ltd. 62,699
7,400 NTT Data Group Corp. 133,768
1,400 Obic Co., Ltd. 40,401
2,099 One Software Technologies, Ltd. 38,875
3,300 Otsuka Corp. 71,511
1,200 Pole To Win Holdings, Inc. 3,131
1,470 Proact IT Group AB 17,591
689 Reply SpA 113,037
2,400 SCSK Corp. 59,232
105 Secunet Security Networks AG 19,569
7,700 SHIFT, Inc.* 59,754
700 Shopify, Inc., Class A* 66,600
650 Shopify, Inc., Class A* 62,062
1,200 Simplex Holdings, Inc. 22,448
5,536 Softcat plc 113,203
1,300 Softcreate Holdings Corp. 17,077
535 Sopra Steria Group 99,727
52,000 SUNeVision Holdings, Ltd. 46,553
464 Sword Group 15,447
1,700 TechMatrix Corp. 22,518
2,780 TietoEVRY Oyj^ 48,265
2,500 TIS, Inc. 69,057
500 Uchida Yoko Co., Ltd. 25,666
315 Wavestone 16,560
573 Wiit SpA 8,780
3,648,629
Leisure Products (0.3%):
702 Asmodee Group AB* 6,393
3,200 Bandai Namco Holdings, Inc. 107,270
1,496 Beneteau SACA 13,047
705 BRP, Inc. 23,807
1,042 Catana Group 4,933
1,036 Games Workshop Group plc 187,761
1,000 GLOBERIDE, Inc. 12,838
874 Harvia Oyj 41,277
600 Kawai Musical Instruments Manufacturing Co., Ltd. 11,438
500 Mars Group Holdings Corp. 10,538
2,400 Mizuno Corp. 41,792
800 Roland Corp. 20,148
7,500 Sankyo Co., Ltd. 109,631
821 Sanlorenzo SpA/Ameglia 25,611
1,700 Sega Sammy Holdings, Inc. 32,824
300 Shimano, Inc. 42,114
700 Spin Master Corp.*^(a) 11,705
6,203 Technogym SpA(a) 80,115
1,290 Thule Group AB(a) 37,217
2,500 Tomy Co., Ltd. 58,155
1,800 Tsuburaya Fields Holdings, Inc. 20,954
700 Universal Entertainment Corp. 4,927
9,600 Yamaha Corp. 74,379

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Leisure Products, continued
3,500 Yonex Co., Ltd. $ 55,856
1,034,730
Life Sciences Tools & Services (0.4%):
3,977 AddLife AB, Class B 57,422
840 Biotage AB 8,020
717 Chemometec A/S 51,648
4,215 Eurofins Scientific SE 224,573
2,062 Evotec SE* 13,518
945 Gerresheimer AG 71,588
833 Lonza Group AG, Registered Shares 512,807
101 Medcap AB* 3,463
585 PolyPeptide Group AG*(a) 10,946
770 Qiagen NV* 30,555
1,725 Qiagen NV* 69,259
82 Sartorius Stedim Biotech 16,306
1,600 Shin Nippon Biomedical Laboratories, Ltd. 15,318
124 Siegfried Holding AG, Registered Shares 127,583
245 SKAN Group AG 19,294
255 Tecan Group AG, Class R 48,473
1,280,773
Machinery (3.9%):
5,199 Aalberts NV 177,426
900 Ag Growth International, Inc. 21,848
2,600 Aichi Corp. 21,959
2,100 Aida Engineering, Ltd. 12,580
900 Airman Corp. 11,451
1,251 Alfa Laval AB 53,593
3,214 Alimak Group AB(a) 42,371
900 Alinco, Inc. 6,115
10,922 Alstom SA* 241,779
12,400 Amada Co., Ltd. 120,383
2,972 ANDRITZ AG 166,806
2,000 Anest Iwata Corp. 15,283
2,700 Asahi Diamond Industrial Co., Ltd. 15,056
19,103 Atlas Copco AB, Class A 306,198
11,246 Atlas Copco AB, Class B 158,634
1,049 ATS Corp.* 26,150
1,300 Bando Chemical Industries, Ltd. 14,345
1,134 Beijer Alma AB, Class B 22,046
7,941 Bodycote plc 57,356
375 Bucher Industries AG, Registered Shares 156,929
117 Burckhardt Compression Holding AG 79,063
56 Bystronic AG 19,920
1,800 CKD Corp. 24,519
1,110 Construcciones y Auxiliar de Ferrocarriles SA 48,829
90 Daetwyler Holding AG, Class BR 11,798
4,300 Daifuku Co., Ltd. 104,939
500 Daihatsu Diesel Manufacturing Co., Ltd. 5,764
17,304 Daimler Truck Holding AG 695,549
2,100 Daiwa Industries, Ltd. 23,918
745 Danieli & C Officine Meccaniche SpA 24,028
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 40,850
3,900 DMG Mori Co., Ltd. 75,936
1,587 Duerr AG 39,748
8,500 Ebara Corp. 129,257
500 Ebara Jitsugyo Co., Ltd. 12,406
3,512 Electrolux Professional AB, Class B 21,870
1,842 Engcon AB 16,828
Shares Value
Common Stocks, continued
Machinery, continued
2,998 Epiroc AB, Class A $ 60,579
2,147 Epiroc AB, Class B 37,946
1,400 FANUC Corp. 38,213
2,271 FLSmidth & Co. A/S 109,231
1,696 Fluidra SA 39,829
13,800 Frencken Group, Ltd. 10,809
3,900 Fuji Corp./Aichi 54,781
1,700 Furukawa Co., Ltd. 23,750
1,000 Galilei Co., Ltd. 18,430
6,395 GEA Group AG 386,862
3,082 Georg Fischer AG, Registered Shares 224,338
371 Gesco SE 6,518
2,000 Glory, Ltd. 35,148
16,185 Heidelberger Druckmaschinen AG* 19,521
5,448 Hexagon Composites ASA* 10,620
1,869 Hexagon Purus ASA* 239
2,204 Hiab Oyj, Class B 100,466
15,700 Hino Motors, Ltd.* 44,284
1,800 Hirata Corp. 18,509
1,200 Hisaka Works, Ltd. 7,958
3,800 Hitachi Construction Machinery Co., Ltd. 100,617
900 Hoshizaki Corp. 34,716
1,000 Hosokawa Micron Corp. 27,170
679 Husqvarna AB, A Shares 3,215
7,237 Husqvarna AB, B Shares 34,315
1,200 IHI Corp. 83,340
9,679 IMI plc 238,003
2,434 Indutrade AB 67,661
12 Interroll Holding AG, Class R 28,485
1,300 Iseki & Co., Ltd. 9,417
9,031 Iveco Group NV 148,686
1,300 Iwaki Co., Ltd. 18,564
1,300 Japan Steel Works, Ltd. (The) 46,117
699 JOST Werke SE(a) 39,447
3,700 Juki Corp.* 10,033
2,204 Kalmar Oyj, Class B 72,632
5,600 Kanadevia Corp. 34,364
176 Kardex Holding AG, Registered Shares 46,750
900 Kato Works Co., Ltd. 7,462
1,000 Kawasaki Heavy Industries, Ltd. 60,053
2,349 KION Group AG 96,999
400 Kitagawa Corp. 3,235
2,600 Kitz Corp. 20,309
2,518 Knorr-Bremse AG 228,096
572 Koenig & Bauer AG* 10,210
16,800 Komatsu, Ltd. 487,579
79 Komax Holding AG, Class R 8,987
2,900 Komori Corp. 23,732
5,849 Kone Oyj, Class B 323,600
3,120 Konecranes Oyj 198,854
665 Krones AG 90,224
13,100 Kubota Corp. 160,860
2,600 Kurita Water Industries, Ltd. 80,403
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 19,017
1,200 Maezawa Kyuso Industries Co., Ltd. 10,293
1,300 Makino Milling Machine Co., Ltd. 101,225
1,400 Makita Corp. 46,469
586 Manitou BF SA 11,354
800 Max Co., Ltd. 22,730

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,800 Meidensha Corp. $ 52,425
800 METAWATER Co., Ltd. 10,276
17,989 Metso Oyj 186,082
9,032 MINEBEA MITSUMI, Inc. 131,898
2,200 MISUMI Group, Inc. 36,709
7,900 Mitsubishi Heavy Industries, Ltd. 135,021
1,000 Mitsubishi Logisnext Co., Ltd. 14,313
700 Mitsuboshi Belting, Ltd. 17,505
4,900 Mitsui E&S Co., Ltd. 54,290
1,300 Miura Co., Ltd. 25,834
10,151 Morgan Advanced Materials plc 26,778
1,500 Morita Holdings Corp. 20,910
2,800 Nabtesco Corp. 43,493
800 Nachi-Fujikoshi Corp. 18,298
2,000 Namura Shipbuilding Co., Ltd. 30,759
2,656 NFI Group, Inc.* 21,836
5,700 NGK Insulators, Ltd. 70,120
2,300 Nikkiso Co., Ltd. 19,689
2,700 Nikko Co., Ltd. 12,389
1,267 Nilfisk Holding A/S* 16,006
3,900 Nippon Thompson Co., Ltd. 12,703
400 Nissei ASB Machine Co., Ltd. 13,324
800 Nitta Corp. 20,024
500 Nitto Kohki Co., Ltd. 6,157
1,900 Nitto Seiko Co., Ltd. 7,459
900 Nittoku Co., Ltd. 12,741
900 Nomura Micro Science Co., Ltd. 14,590
1,400 Noritake Co., Ltd. 32,798
995 Norma Group SE 13,717
15,300 NSK, Ltd. 65,387
22,000 NTN Corp. 35,720
400 Obara Group, Inc. 8,760
4,495 OC Oerlikon Corp. AG 20,500
1,700 Oiles Corp. 25,693
400 Okamoto Machine Tool Works, Ltd. 10,042
1,400 OKUMA Corp. 32,124
1,000 Organo Corp. 42,962
4,500 OSG Corp. 49,059
692 Palfinger AG 21,093
150 Plasson Industries, Ltd. 7,546
163 Rational AG 135,045
70 Rieter Holding AG, Registered Shares 5,779
22,196 Rotork plc 90,106
1,800 Ryobi, Ltd. 27,009
8,239 Sandvik AB 173,874
1,900 Savaria Corp. 21,180
167 Schindler Holding AG, Registered Shares 50,507
74,500 Seatrium, Ltd.* 116,515
684 SFS Group AG 86,253
1,100 Shibaura Machine Co., Ltd. 26,440
500 Shibuya Corp. 10,738
1,200 Shima Seiki Manufacturing, Ltd. 7,285
1,900 Shinmaywa Industries, Ltd. 17,883
78,000 Singamas Container Holdings, Ltd. 6,731
2,200 Sintokogio, Ltd. 12,231
7,590 Skellerup Holdings, Ltd. 20,601
5,262 SKF AB, B Shares 106,892
892 SKF AB, Class A 17,994
100 SMC Corp. 35,588
Shares Value
Common Stocks, continued
Machinery, continued
2,300 Sodick Co., Ltd. $ 13,271
623 Spirax Group plc 50,165
772 Stabilus SE 20,190
1,498 Stadler Rail AG 35,143
1,600 Star Micronics Co., Ltd. 20,760
849 Sulzer AG, Registered Shares 144,353
4,800 Sumitomo Heavy Industries, Ltd. 98,001
3,900 Tadano, Ltd. 28,109
1,500 Takeuchi Manufacturing Co., Ltd. 51,259
1,300 Takuma Co., Ltd. 15,981
3,785 Talgo SA*(a) 13,982
478 Technotrans SE 8,645
8,187 Techtronic Industries Co., Ltd. 98,606
700 Teikoku Sen-I Co., Ltd. 12,041
2,900 THK Co., Ltd. 70,885
2,100 Tocalo Co., Ltd. 23,437
1,392 TOMRA Systems ASA 19,897
1,400 Torishima Pump Manufacturing Co., Ltd. 19,158
1,100 Toyota Industries Corp. 93,891
2,410 Trelleborg AB, Class B 89,935
1,098 Troax Group AB 19,140
1,100 Tsubaki Nakashima Co., Ltd. 2,909
4,200 Tsubakimoto Chain Co. 51,971
1,800 Tsugami Corp. 21,987
1,200 Tsukishima Holdings Co., Ltd. 13,746
600 Tsurumi Manufacturing Co., Ltd. 12,473
5,068 Valmet Oyj^ 137,699
100 VAT Group AG(a) 36,144
1,074 VBG Group AB, Class B 29,997
11,673 Vesuvius plc 58,778
2,415 Volvo AB, Class A 70,827
19,569 Volvo AB, Class B^ 575,739
423 Vossloh AG 29,946
1,416 Wacker Neuson SE 31,965
10,303 Wartsila OYJ Abp 183,909
560 Washtec AG 23,612
4,117 Weir Group plc (The) 124,288
1,600 YAMABIKO Corp. 25,592
53,900 Yangzijiang Shipbuilding Holdings, Ltd. 94,132
1,900 Yaskawa Electric Corp. 47,669
12,212,697
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 17,102
3,578 AMSC ASA 9,361
44 AP Moller - Maersk A/S, Class A 75,471
64 AP Moller - Maersk A/S, Class B 111,997
986 Clarkson plc 43,380
894 D/S Norden A/S 22,586
1,478 Dfds A/S* 19,368
2,760 Golden Ocean Group, Ltd. 22,143
365 Hapag-Lloyd AG(a) 54,996
5,382 Hoegh Autoliners ASA 39,418
3,300 Iino Kaiun Kaisha, Ltd. 21,991
5,897 Irish Continental Group plc 33,792
2,300 Japan Transcity Corp. 13,719
5,900 Kawasaki Kisen Kaisha, Ltd. 79,744
1,189 Klaveness Combination Carriers ASA(a) 7,063
619 Kuehne + Nagel International AG, Class R 143,354
5,500 Mitsui OSK Lines, Ltd. 190,840

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Marine Transportation, continued
19,192 MPC Container Ships ASA $ 29,120
7,800 Nippon Yusen KK 256,859
600 NS United Kaiun Kaisha, Ltd. 16,076
1,260 Odfjell SE, A Shares 10,832
257,000 Pacific Basin Shipping, Ltd. 57,238
36,000 SITC International Holdings Co., Ltd. 97,856
1,067 Stolt-Nielsen, Ltd. 24,951
2,499 Wallenius Wilhelmsen ASA 17,465
630 Wilh Wilhelmsen Holding ASA, A Shares 23,006
1,439,728
Media (0.8%):
1,418 4imprint Group plc 68,016
3,715 Aimia, Inc.* 6,816
996 Alma Media Oyj 13,063
65 APG SGA SA 16,043
8,376 ARN Media, Ltd. 3,164
8,437 Arnoldo Mondadori Editore SpA 19,451
4,886 Atresmedia Corp. de Medios de Comunicacion SA 27,379
1,951 Bloomsbury Publishing plc 14,859
24,877 Canal+ SA* 59,450
701 Cogeco Communications, Inc. 34,190
8,300 CyberAgent, Inc. 62,998
2,500 Dentsu Group, Inc. 55,047
5,775 Eutelsat Communications SACA*^ 27,529
1,500 Fuji Media Holdings, Inc. 25,533
4,481 Future plc 43,561
2,300 Gakken Holdings Co., Ltd. 15,169
7,000 Hakuhodo DY Holdings, Inc. 50,590
24,877 Havas NV* 35,688
16,075 Informa plc 160,773
500 Intage Holdings, Inc. 5,604
841 IPSOS SA 38,004
112,358 ITV plc 115,111
9,582 IVE Group, Ltd. 14,293
3,825 JCDecaux SE* 64,972
700 Kadokawa Corp. 16,584
4,254 M&C Saatchi plc 9,169
1,664 Metropole Television SA 25,032
9,409 MFE-MediaForEurope NV, Class A 34,093
2,046 MFE-MediaForEurope NV, Class B 10,271
3,263 Next 15 Group plc 12,111
48,093 Nine Entertainment Co. Holdings, Ltd. 45,457
1,307 NRJ Group 9,389
19,083 oOh!media, Ltd. 17,701
602 Perion Network, Ltd.* 4,910
68,000 Pico Far East Holdings, Ltd. 17,046
5,806 ProSiebenSat.1 Media SE 36,371
1,300 Proto Corp. 18,142
4,172 Publicis Groupe SA 393,072
12,118 Reach plc 11,155
1,338 RTL Group SA 50,480
10,874 S4 Capital plc*^ 4,780
5,299 Sanoma Oyj 51,193
430 Schibsted ASA, Class B 11,167
7,200 Septeni Holdings Co., Ltd. 17,406
11,237 SES SA 66,382
60,999 Seven West Media, Ltd.* 6,067
6,212 SKY Network Television, Ltd. 8,691
7,900 SKY Perfect JSAT Holdings, Inc. 62,203
Shares Value
Common Stocks, continued
Media, continued
15,013 Southern Cross Media Group, Ltd.* $ 6,298
1,922 Stroeer SE & Co. KGaA 112,427
900 TBS Holdings, Inc. 25,749
5,942 Team Internet Group PLC 4,571
15,000 Television Broadcasts, Ltd.* 5,935
2,236 Television Francaise 1 SA 21,786
1,400 TV Asahi Holdings Corp. 23,778
500 Tv Tokyo Holdings Corp. 11,869
232 TX Group AG 46,935
1,000 ValueCommerce Co., Ltd. 5,454
1,600 Vector, Inc. 10,779
23,328 Viaplay Group AB* 1,701
24,877 Vivendi SE 74,533
500 Wowow, Inc. 3,341
2,369 WPP plc, ADR 89,927
5,041 WPP plc 38,087
700 Zenrin Co., Ltd. 4,972
2,404,317
Metals & Mining (4.8%):
5,810 Acerinox SA 68,080
1,200 ADF Group, Inc. 5,879
5,367 Agnico Eagle Mines, Ltd. 581,534
1,934 Agnico Eagle Mines, Ltd., ADR 209,665
400 Aichi Steel Corp. 18,778
7,379 Alamos Gold, Inc. 197,180
951 Alcoa Corp. 29,069
6,600 Algoma Steel Group, Inc. 35,772
41,565 Alkane Resources, Ltd.* 18,280
9,063 Alleima AB 76,043
1,400 Altius Minerals Corp. 24,091
723 AMG Critical Materials NV 11,288
14,641 Anglo American plc 410,929
2,521 Anglogold Ashanti plc 93,580
1,981 Antofagasta plc 43,263
27 Aperam 881
1,631 APERAM SA 53,223
70,846 Arafura Rare Earths, Ltd.* 7,613
5,723 ArcelorMittal SA 165,281
2,197 ArcelorMittal SA, NYS, ADR 63,383
2,800 ARE Holdings, Inc. 37,093
16,100 Ascot Resources, Ltd.* 1,231
3,752 Atalaya Mining Copper SA 16,147
116,831 Aurelia Metals, Ltd.* 18,826
1,331 Aurubis AG* 125,270
25,622 AVZ Minerals, Ltd.* 2,686
42,842 B2Gold Corp. 121,776
10,492 Barrick Gold Corp. 203,730
13,509 Barrick Gold Corp. 262,615
1,188 Bekaert SA 42,885
32,098 Bellevue Gold, Ltd.* 22,962
5,290 BHP Group, Ltd., ADR^ 256,777
53,489 BHP Group, Ltd. 1,296,940
7,884 BlueScope Steel, Ltd. 105,366
4,700 Boliden AB 153,948
9,940 Capital, Ltd. 7,633
14,188 Capricorn Metals, Ltd.* 72,096
17,700 Capstone Copper Corp.* 91,151
10,700 Centerra Gold, Inc. 67,893
8,967 Central Asia Metals plc 18,805

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
15,437 Champion Iron, Ltd. $ 47,116
16,254 China Gold International Resources Corp., Ltd.* 112,961
400 CK-San-Etsu Co., Ltd. 10,216
9,933 Coeur Mining, Inc.* 58,803
1,620 Culico Metals, Inc.* 141
5,000 Daido Steel Co., Ltd. 39,781
1,400 Daiki Aluminium Industry Co., Ltd. 9,313
35,369 De Grey Mining, Ltd.* 47,491
5,694 Deterra Royalties, Ltd.* 12,874
2,200 Dowa Holdings Co., Ltd. 68,199
9,600 Dundee Precious Metals, Inc. 127,297
2,800 Dynacor Group, Inc. 9,185
7,200 ECORA RESOURCES plc 5,322
11,262 Eldorado Gold Corp.* 189,331
20,116 Emerald Resources NL* 46,806
6,695 Endeavour Mining plc 160,896
7,400 Endeavour Silver Corp.* 31,577
17,107 Equinox Gold Corp.* 117,582
393 Eramet SA 21,454
3,299 ERO Copper Corp.* 39,962
71,986 Evolution Mining, Ltd. 321,899
7,778 Evraz plc*(b) —
6,600 First Majestic Silver Corp. 44,125
12,971 First Quantum Minerals, Ltd.* 174,431
4,900 Foraco International SA 6,913
22,913 Fortescue, Ltd. 221,575
13,552 Fortuna Mining Corp.* 82,410
5,500 Fortuna Mining Corp., ADR* 33,550
865 Franco-Nevada Corp. 136,059
4,743 Fresnillo plc 57,818
8,215 Galiano Gold, Inc.* 10,105
13,966 Genesis Minerals, Ltd.* 32,594
54,653 Glencore plc 201,010
200 Godo Steel, Ltd. 5,174
8,900 GoGold Resources, Inc.* 10,762
32,681 Gold Road Resources, Ltd.* 59,360
4,992 Granges AB 56,870
7,630 Griffin Mining, Ltd.* 17,038
2,474 Hill & Smith plc 56,097
9,715 Hochschild Mining plc* 33,261
19,462 Hudbay Minerals, Inc. 147,564
27,531 IAMGOLD Corp.* 171,818
6,077 IGO, Ltd. 15,182
11,751 Iluka Resources, Ltd.* 28,689
18,486 Imdex, Ltd. 34,074
1,905 Ivanhoe Mines, Ltd.* 16,178
11,700 JFE Holdings, Inc. 143,151
50,009 Jupiter Mines, Ltd. 5,010
9,836 K92 Mining, Inc.* 84,832
60,333 Kinross Gold Corp. 760,190
15,400 Kobe Steel, Ltd. 178,161
700 Kurimoto, Ltd. 21,376
1,800 Kyoei Steel, Ltd. 22,626
2,700 Labrador Iron Ore Royalty Corp. 55,205
2,100 Largo, Inc.* 3,386
14,207 Lucara Diamond Corp.* 3,604
5,900 Lundin Gold, Inc. 182,712
25,112 Lundin Mining Corp. 203,493
7,348 Lynas Rare Earths, Ltd.* 31,884
Shares Value
Common Stocks, continued
Metals & Mining, continued
48,387 Macmahon Holdings, Ltd. $ 8,361
3,114 Major Drilling Group International, Inc.* 17,357
2,600 Maruichi Steel Tube, Ltd. 57,841
48,808 Metals X, Ltd.* 21,094
176,000 Midas Holdings, Ltd.*(b) —
3,430 Mineral Resources, Ltd.* 52,084
4,200 Mitsubishi Materials Corp. 68,664
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,470
1,500 Mitsui Mining & Smelting Co., Ltd. 43,758
30,000 Mongolian Mining Corp.* 20,890
27,183 Mount Gibson Iron, Ltd.* 5,620
1,800 Nakayama Steel Works, Ltd. 8,918
2,200 Neturen Co., Ltd. 14,237
33,410 New Gold, Inc.* 123,526
98,101 Nickel Industries, Ltd. 36,709
6,200 Nippon Denko Co., Ltd. 11,618
2,700 Nippon Light Metal Holdings Co., Ltd. 27,443
11,195 Nippon Steel Corp. 239,019
930 Nippon Yakin Kogyo Co., Ltd. 25,899
700 Nittetsu Mining Co., Ltd. 30,842
5,714 Norsk Hydro ASA 33,345
24,739 Northern Star Resources, Ltd.* 285,584
35,128 OceanaGold Corp. 117,183
21,175 OM Holdings, Ltd.* 4,891
2,207 Orla Mining, Ltd.* 20,635
500 Osaka Steel Co., Ltd. 9,512
1,400 OSAKA Titanium Technologies Co., Ltd. 18,057
2,604 Osisko Gold Royalties, Ltd.* 54,961
9,047 Outokumpu Oyj^ 34,118
900 Pacific Metals Co., Ltd. 10,307
118,503 Pan African Resources plc 65,133
9,093 Pan American Silver Corp. 234,892
33,353 Perenti, Ltd. 27,963
57,149 Perseus Mining, Ltd. 120,245
31,588 Pilbara Minerals, Ltd.* 33,578
60,947 Ramelius Resources, Ltd.* 90,659
1,734 Rana Gruber ASA 11,226
42,740 Regis Resources, Ltd.* 105,367
95,529 Resolute Mining, Ltd.* 27,904
7,494 Rio Tinto plc 447,925
5,925 Rio Tinto plc, ADR 355,974
6,645 Rio Tinto, Ltd. 483,079
1,335 Salzgitter AG 33,890
19,433 Sandfire Resources, Ltd.* 127,104
6,900 Sandstorm Gold, Ltd., ADR 52,095
4,900 Sandstorm Gold, Ltd. 36,914
1,200 Seabridge Gold, Inc.* 13,969
3,431 Sims, Ltd. 31,366
53,653 SolGold plc* 4,567
67,916 South32, Ltd. 137,032
2,078 SSAB AB, Class A 12,924
12,242 SSAB AB, Class B 74,779
5,949 SSR Mining, Inc.* 59,618
39,661 St Barbara, Ltd.* 6,213
19,222 Stanmore Resources, Ltd. 25,475
4,624 Straits Trading Co., Ltd.* 4,876
3,700 Sumitomo Metal Mining Co., Ltd. 80,413
17,205 Syrah Resources, Ltd.* 2,589
12,474 Taseko Mines, Ltd.* 27,915

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
7,538 Teck Resources, Ltd., Class B $ 274,614
13,395 thyssenkrupp AG 137,652
900 Toho Titanium Co., Ltd. 6,761
700 Toho Zinc Co., Ltd.* 2,899
300 Tokyo Rope Manufacturing Co., Ltd. 2,446
2,300 Tokyo Steel Manufacturing Co., Ltd. 24,400
400 Tokyo Tekko Co., Ltd. 15,388
1,100 Topy Industries, Ltd. 15,652
4,785 Torex Gold Resources, Inc.* 132,519
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 32,526
3,573 Tubacex SA 14,914
1,700 UACJ Corp. 54,410
187,341 Vault Minerals, Ltd.* 52,716
2,097 Victoria Gold Corp.* 525
2,734 voestalpine AG 66,958
1,861 Vulcan Steel, Ltd. 9,174
6,700 Wesdome Gold Mines, Ltd.* 79,810
54,361 West African Resources, Ltd.* 79,369
43,691 Westgold Resources, Ltd. 79,611
416 Wheaton Precious Metals Corp. 32,285
1,400 Yamato Kogyo Co., Ltd. 74,158
800 Yodogawa Steel Works, Ltd. 29,804
15,228,353
Multi-Utilities (0.9%):
64,938 A2A SpA 156,404
2,232 ACEA SpA 45,973
10,462 AGL Energy, Ltd. 68,636
3,800 Algonquin Power & Utilities Corp. 19,516
5,995 Algonquin Power & Utilities Corp. 30,814
2,324 Atco, Ltd., Class I 80,950
1,866 Canadian Utilities, Ltd., Class A 47,982
93,698 Centrica plc 181,035
36,687 E.ON SE 553,599
31,744 Engie SA 618,499
29,629 Hera SpA 128,190
23,346 Iren SpA 59,650
17,502 National Grid plc 227,978
1,636 National Grid plc, ADR* 107,338
11,914 REN - Redes Energeticas Nacionais SGPS SA 35,389
13,800 Sembcorp Industries, Ltd. 64,494
3,525 Telecom Plus plc 79,232
6,489 Vector, Ltd. 14,436
8,020 Veolia Environnement SA 275,632
2,795,747
Office REITs (0.0%
†
):
5,187 Helical plc 13,310
Oil, Gas & Consumable Fuels (6.9%):
7,481 Advantage Energy, Ltd.* 56,358
18,755 Africa Oil Corp. 26,851
7,157 Aker BP ASA 169,674
138,505 Amplitude Energy, Ltd.* 18,241
4,744 Ampol, Ltd. 69,679
25,507 ARC Resources, Ltd. 512,834
507 Ashdod Refinery, Ltd. 7,289
27,709 Athabasca Oil Corp.* 107,454
2,116 Avance Gas Holding, Ltd.^(a) 2,079
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
30,494 Baytex Energy Corp. $ 67,604
80,246 Beach Energy, Ltd. 72,368
7,041 Birchcliff Energy, Ltd. 32,687
800 BLUENORD ASA* 48,585
2,100 Bonterra Energy Corp.* 5,137
6,703 Boss Energy, Ltd.* 10,585
151,966 BP plc 856,975
23,487 BP plc, ADR 793,626
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
4,839 BW LPG, Ltd.(a) 53,030
289 Cameco Corp. 11,898
1,022 Cameco Corp., ADR 42,066
1,527 Canacol Energy, Ltd.* 3,937
10,600 Canadian Natural Resources, Ltd. 326,199
13,764 Canadian Natural Resources, Ltd., ADR 423,931
5,438 Capricorn Energy PLC* 16,813
7,312 Cardinal Energy, Ltd. 32,878
194,347 Carnarvon Energy, Ltd.* 14,567
2,956 Cenovus Energy, Inc., ADR 41,118
44,886 Cenovus Energy, Inc. 623,893
8,002 Channel Infrastructure NZ, Ltd. 8,824
13,100 China Aviation Oil Singapore Corp., Ltd. 8,278
1,031 CMB Tech NV, ADR 9,361
2,800 Cosmo Energy Holdings Co., Ltd. 120,165
4,317 d'Amico International Shipping SA 15,715
23,879 Deep Yellow, Ltd.* 16,121
264 Delek Group, Ltd. 40,802
5,000 Denison Mines Corp.* 6,533
2,097 Diversified Energy Co PLC 28,375
20,320 DNO ASA 26,940
9,908 Enbridge, Inc. 438,558
56,500 ENEOS Holdings, Inc. 296,457
7,510 Energean plc 85,181
44,072 Eni SpA 680,605
120,434 EnQuest plc* 24,439
12,554 Equinor ASA 332,644
1,081 Equital, Ltd.* 38,394
134 Esso SA Francaise 21,200
4,745 Etablissements Maurel et Prom SA 24,843
762 Flex LNG, Ltd. 17,617
424 Flex LNG, Ltd.,^ 9,748
5,800 Freehold Royalties, Ltd. 51,353
653 Friedrich Vorwerk Group SE 33,810
2,368 Frontera Energy Corp. 11,059
2,211 Frontline plc 32,454
3,100 Fuji Oil Co., Ltd. 6,335
19,112 Galp Energia SGPS SA 336,040
1,856 Gaztransport Et Technigaz SA 281,222
6,249 Genel Energy plc* 5,131
88,400 Geo Energy Resources, Ltd. 21,599
8,050 Gibson Energy, Inc. 124,870
1,960 Gran Tierra Energy, Inc.* 9,576
14,984 Gulf Keystone Petroleum, Ltd. 37,608
6,440 Hafnia, Ltd. 26,736
32,537 Harbour Energy plc 88,261
1,595 Hargreaves Services PLC 12,636
12,600 Headwater Exploration, Inc. 56,481
16,200 Idemitsu Kosan Co., Ltd. 114,139
2,673 Imperial Oil, Ltd. 193,105

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
31,700 Inpex Corp. $ 436,328
2,244 International Petroleum Corp. Stockholm* 33,405
2,823 International Petroleum Corp. Toronto* 41,727
3,600 Itochu Enex Co., Ltd. 38,589
8,400 Iwatani Corp. 84,127
5,000 Japan Petroleum Exploration Co., Ltd. 38,854
2,500 Journey Energy, Inc.* 3,145
34,924 Karoon Energy, Ltd. 34,568
6,400 Kelt Exploration, Ltd.* 30,245
8,801 Keyera Corp. 273,590
3,162 Koninklijke Vopak NV 136,991
369 La Francaise De L'energie SACA* 8,996
1,199 Lotus Creek Exploration, Inc.* 933
7,907 MEG Energy Corp. 138,643
1,700 Mitsuuroko Group Holdings Co., Ltd. 20,384
3,641 Neste Oyj^ 33,543
21,426 New Hope Corp., Ltd. 49,891
64,000 NewOcean Energy Holdings, Ltd.* —
21,200 Nippon Coke & Engineering Co., Ltd.* 12,221
10,254 NuVista Energy, Ltd.* 96,917
2,800 Obsidian Energy, Ltd.* 16,404
131,868 Oil Refineries, Ltd. 31,413
771 Okeanis Eco Tankers Corp.(a) 17,002
5,616 OMV AG 288,077
4,178 Paladin Energy, Ltd.* 13,557
5,770 Panoro Energy ASA 15,107
3,407 Paramount Resources, Ltd., Class A 44,159
4,673 Parex Resources, Inc. 43,583
5,500 Parkland Corp. 137,682
375 Paz Retail And Energy, Ltd. 49,718
1,584 Pembina Pipeline Corp. 63,408
2,578 Pembina Pipeline Corp. 103,127
11,660 Peyto Exploration & Development Corp. 147,725
12,892 Pharos Energy plc 3,576
10,900 Pine Cliff Energy, Ltd. 5,227
3,732 PrairieSky Royalty, Ltd. 67,305
28,439 Repsol SA 377,848
1,600 Sala Corp. 9,240
3,100 San-Ai Obbli Co., Ltd. 35,697
132,678 Santos, Ltd. 554,311
9,682 Secure Waste Infrastructure Corp. 105,507
8,575 Serica Energy plc 14,822
97,043 Shell plc 3,531,246
3,584 Shell plc, ADR 262,636
400 Sinanen Holdings Co., Ltd. 15,949
2,102 South Bow Corp. 53,700
363 South Bow Corp., ADR 9,264
2,000 Spartan Delta Corp.* 4,642
487 Strathcona Resources, Ltd. 9,869
9,472 Suncor Energy, Inc., ADR 366,756
12,412 Suncor Energy, Inc. 480,643
1,871 Surge Energy, Inc. 7,984
3,041 Tamar Petroleum, Ltd.(a) 24,716
28,200 Tamarack Valley Energy, Ltd. 85,645
1,817 TC Energy Corp.^ 85,781
972 TC Energy Corp. 45,908
13,400 Tidewater Midstream and Infrastructure, Ltd.* 2,514
4,100 Topaz Energy Corp. 69,041
1,569 TORM plc, Class A 25,708
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
48,385 TotalEnergies SE $ 3,126,863
11,581 Tourmaline Oil Corp. 558,567
64,721 Tullow Oil plc*^ 13,382
9,392 Var Energi ASA 30,266
542 Verbio SE 5,137
8,781 Veren, Inc., ADR 58,130
15,061 Veren, Inc. 99,646
5,097 Vermilion Energy, Inc. 41,268
34,527 Viva Energy Group, Ltd.(a) 37,051
30,552 Whitecap Resources, Inc.^ 196,617
24,779 Whitehaven Coal, Ltd. 85,134
34,619 Woodside Energy Group, Ltd. 500,749
14,140 Yancoal Australia, Ltd. 44,885
21,678,860
Paper & Forest Products (0.4%):
800 Acadian Timber Corp.* 9,696
2,718 Altri SGPS SA 17,564
2,829 Canfor Corp.* 29,688
168 CPH Group AG 12,878
5,900 Daio Paper Corp. 32,424
8,317 Ence Energia y Celulosa SA 28,279
2,900 Hokuetsu Corp. 23,749
1,401 Holmen AB, B Shares 55,556
539 Iberpapel Gestion SA 11,831
2,427 Interfor Corp.* 25,216
10,831 Mondi plc 161,447
8,539 Navigator Co. SA (The) 30,253
4,800 Nippon Paper Industries Co., Ltd. 32,255
5,393 Norske Skog ASA*(a) 10,766
28,600 Oji Holdings Corp. 119,796
770 Semapa-Sociedade de Investimento e Gestao 12,734
2,607 Stella-Jones, Inc. 123,637
16,224 Stora Enso Oyj, Class R 153,938
7,679 Svenska Cellulosa AB SCA, Class B* 101,255
600 Tokushu Tokai Paper Co., Ltd. 14,056
7,862 UPM-Kymmene Oyj 210,987
2,007 West Fraser Timber Co., Ltd. 154,169
24,618 Western Forest Products, Inc.* 7,271
1,379,445
Passenger Airlines (0.2%):
5,516 Air Canada* 54,320
1,552 Air France-KLM* 14,456
80,763 Air New Zealand, Ltd. 28,868
1,100 ANA Holdings, Inc. 20,269
61,347 Cathay Pacific Airways, Ltd. 81,836
7,555 Deutsche Lufthansa AG, Registered Shares 54,683
5,559 easyJet plc 31,898
12,414 El Al Israel Airlines* 37,501
1,328 Exchange Income Corp.* 45,888
5,300 Japan Airlines Co., Ltd. 90,528
2,549 JET2 plc 40,865
10,542 Qantas Airways, Ltd. 60,103
30,900 Singapore Airlines, Ltd. 155,853
717,068
Personal Care Products (0.7%):
447 Beiersdorf AG 57,861
38,325 Haleon plc 193,943

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Personal Care Products, continued
677 Interparfums SA $ 29,221
1,114 Jamieson Wellness, Inc.(a) 23,644
700 Kao Corp. 30,253
500 Kobayashi Pharmaceutical Co., Ltd. 18,928
300 Kose Corp. 12,464
1,087 L'Oreal SA 403,576
1,600 Mandom Corp. 14,109
1,000 Milbon Co., Ltd. 19,963
600 Noevir Holdings Co., Ltd. 17,131
2,645 Ontex Group NV* 24,331
161 Pharmanutra SpA 8,658
5,635 PZ Cussons plc 5,684
2,300 Rohto Pharmaceutical Co., Ltd. 34,311
2,200 Shiseido Co., Ltd. 41,597
15,127 Unilever plc, ADR 900,813
5,719 Unilever plc 340,638
2,177,125
Pharmaceuticals (4.9%):
6,017 ALK-Abello A/S* 121,287
15,687 Alliance Pharma plc* 12,984
2,045 Almirall SA* 21,715
800 ASKA Pharmaceutical Holdings Co., Ltd. 12,294
7,100 Astellas Pharma, Inc. 68,617
5,631 AstraZeneca plc, ADR 413,879
6,024 AstraZeneca plc 880,210
49 Aurora Cannabis, Inc.* 215
1,145 Bausch Health Cos., Inc., ADR* 7,408
3,586 Bausch Health Cos., Inc.* 23,252
31,096 Bayer AG, Registered Shares 742,214
298 Boiron SA 8,122
129 Camurus AB* 7,328
90 Canopy Growth Corp.* 83
5,800 Chugai Pharmaceutical Co., Ltd. 264,944
207 COSMO Pharmaceuticals NV 13,081
13,000 Cronos Group, Inc.* 23,530
4,400 Daiichi Sankyo Co., Ltd. 103,264
1,030 Daito Pharmaceutical Co., Ltd. 15,055
988 Dermapharm Holding SE 38,929
1,900 Eisai Co., Ltd. 52,720
192 Euroapi SA* 573
9,586 Faes Farma SA 40,699
700 Fuji Pharma Co., Ltd. 6,271
500 Fuso Pharmaceutical Industries, Ltd. 8,169
15,331 GSK plc 292,750
14,155 GSK plc, ADR 548,365
10,077 H Lundbeck A/S 50,780
4,354 H Lundbeck A/S, Class A 18,210
3,600 Haw Par Corp., Ltd. 35,424
2,599 Hikma Pharmaceuticals plc 65,384
1,800 Hisamitsu Pharmaceutical Co., Inc. 48,691
2,214 Indivior plc* 21,004
1,561 Ipsen SA 179,856
1,100 Kaken Pharmaceutical Co., Ltd. 32,995
1,500 Kissei Pharmaceutical Co., Ltd. 38,534
5,747 Knight Therapeutics, Inc.* 24,563
2,700 Kyorin Pharmaceutical Co., Ltd. 27,072
3,000 Kyowa Kirin Co., Ltd. 43,512
522 Laboratorios Farmaceuticos Rovi SA 29,125
4,918 Mayne Pharma Group, Ltd.* 22,208
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
403 Merck KGaA $ 55,171
1,000 Mochida Pharmaceutical Co., Ltd. 21,279
2,000 Nippon Shinyaku Co., Ltd. 50,816
18,931 Novartis AG, ADR 2,110,428
11,343 Novartis AG, Registered Shares 1,262,053
29,507 Novo Nordisk A/S, Class B 2,045,422
6,400 Ono Pharmaceutical Co., Ltd. 68,721
5,000 Organigram Holdings, Inc. 5,108
1,227 Orion Oyj, Class A 71,715
5,068 Orion Oyj, Class B 301,316
2,600 Otsuka Holdings Co., Ltd. 134,977
2,493 Recordati Industria Chimica e Farmaceutica SpA 141,253
5,773 Roche Holding AG 1,898,606
264 Roche Holding AG, Class BR 91,684
14,673 Sandoz Group AG 617,340
558 Sandoz Group AG, ADR 23,391
5,886 Sanofi SA 652,166
5,200 Santen Pharmaceutical Co., Ltd. 49,293
5,700 Sawai Group Holdings Co., Ltd. 75,267
1,300 Seikagaku Corp. 6,427
10,200 Shionogi & Co., Ltd. 153,793
2,832 SNDL, Inc.* 3,993
19,000 Takeda Pharmaceutical Co., Ltd. 564,332
2,648 Teva Pharmaceutical Industries, Ltd.* 40,532
3,966 Teva Pharmaceutical Industries, Ltd.* 60,957
800 Torii Pharmaceutical Co., Ltd. 24,521
1,200 Towa Pharmaceutical Co., Ltd. 21,530
1,300 Tsumura & Co. 37,460
723 UCB SA 127,499
56,000 United Laboratories International Holdings, Ltd.
(The) 106,034
166 Vetoquinol SA 13,921
151 Virbac SACA 48,123
1,100 ZERIA Pharmaceutical Co., Ltd. 16,630
15,267,074
Professional Services (1.7%):
4,876 Adecco Group AG 146,632
3,918 AFRY AB 74,956
9,639 ALS, Ltd.* 93,430
770 Altech Corp. 13,271
203 Amadeus Fire AG 16,741
2,192 Arcadis NV 111,968
2,300 BayCurrent, Inc. 99,840
1,800 Bell System24 Holdings, Inc. 15,143
372 Bertrandt AG 9,337
1,661 Brunel International NV 17,083
9,284 Bureau Veritas SA 280,667
26,624 Capita plc* 4,465
6,433 Computershare, Ltd. 158,217
700 Creek & River Co., Ltd. 7,838
180 Danel Adir Yeoshua, Ltd. 18,134
1,400 dip Corp. 20,881
1,981 DKSH Holding AG 150,744
900 EJ Holdings, Inc. 9,989
900 en Japan, Inc. 9,866
8,192 Experian plc 379,607
1,200 FULLCAST Holdings Co., Ltd. 12,633
1,500 Funai Soken Holdings, Inc. 23,074
175 Groupe Crit SA 13,054

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
35,410 Hays plc $ 36,293
690 Hilan, Ltd. 42,321
10,200 Infomart Corp. 24,169
1,600 Insource Co., Ltd. 8,606
2,958 Intertek Group plc 191,494
5,324 IPH, Ltd.* 15,176
300 IR Japan Holdings, Ltd. 1,419
4,000 JAC Recruitment Co., Ltd. 21,633
1,000 LIKE, Inc. 9,971
1,000 Management Solutions Co., Ltd. 11,875
1,344 McMillan Shakespeare, Ltd. 12,310
2,700 MEITEC Group Holdings, Inc. 52,597
824 Multiconsult ASA(a) 14,398
15,100 Nihon M&A Center Holdings, Inc. 58,478
1,900 Open Up Group, Inc. 23,988
9,157 Pagegroup plc 36,205
1,400 Pasona Group, Inc. 20,128
55,100 Persol Holdings Co., Ltd. 91,433
700 Quick Co., Ltd. 8,942
3,085 Randstad NV 128,317
11,200 Recruit Holdings Co., Ltd. 581,921
2,152 RELX NV 107,790
7,583 RELX plc, ADR 382,259
6,345 RELX plc 318,657
2,833 Ricardo plc 9,195
3,902 Robert Walters plc 11,845
10,192 RWS Holdings plc 15,622
3,217 SGS SA, Registered Shares*^ 319,403
2,600 SIGMAXYZ Holdings, Inc. 16,369
5,908 SmartGroup Corp., Ltd. 27,303
4,000 SMS Co., Ltd. 30,200
3,200 S-Pool, Inc. 6,448
7,669 SThree plc 26,189
1,633 Talenom Oyj 5,514
1,100 Tanseisha Co., Ltd. 8,325
5,200 TechnoPro Holdings, Inc. 115,524
1,643 Teleperformance SE 165,615
2,200 TELUS International CDA, Inc.* 5,902
293 Thomson Reuters Corp., ADR 50,625
589 Thomson Reuters Corp. 101,652
1,000 TKC Corp. 25,744
1,200 Transcosmos, Inc. 25,588
1,100 UT Group Co., Ltd. 15,020
700 Visional, Inc.* 35,342
800 WDB Holdings Co., Ltd. 9,897
600 Weathernews, Inc. 13,305
2,443 Wolters Kluwer NV 379,425
5,308,002
Real Estate Management & Development (2.0%):
697 Aedas Homes SA(a) 19,751
1,700 Aeon Mall Co., Ltd. 26,592
206 AFI Properties, Ltd.* 9,676
65 Africa Israel Residences, Ltd. 3,929
1,001 Airport City, Ltd.* 14,130
2,300 Airport Facilities Co., Ltd. 9,425
758 Allreal Holding AG, Registered Shares 157,573
2,672 Alony Hetz Properties & Investments, Ltd. 20,969
492 Alrov Properties and Lodgings, Ltd.* 24,348
100 Altus Group, Ltd. 3,576
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
2,393 Amot Investments, Ltd. $ 11,660
3,174 Annehem Fastigheter AB, Class B* 4,914
300 Aoyama Zaisan Networks Co., Ltd. 3,840
1,500 Arealink Co., Ltd. 19,647
25 Argo Properties NV* 676
25,771 Aroundtown SA* 70,446
46,000 Asia Standard International Group, Ltd.* 1,916
1,281 Atrium Ljungberg AB, B Shares 21,136
233 Azrieli Group, Ltd. 15,723
210 Big Shopping Centers, Ltd.* 29,200
116 Blue Square Real Estate, Ltd. 9,232
59 Brack Capital Properties NV* 3,326
1,139 BRANICKS Group AG*^ 2,383
3,700 Bukit Sembawang Estates, Ltd. 9,984
1,350 CA Immobilien Anlagen AG^ 32,800
31,443 Capitaland India Trust 22,593
40,500 CapitaLand Investment, Ltd.^ 82,244
3,868 Castellum AB* 42,665
781 Catena AB 33,817
2,946 Cedar Woods Properties, Ltd. 9,557
18,000 Chinese Estates Holdings, Ltd.* 2,835
52,000 Chuang's Consortium International, Ltd.* 2,406
851 Cibus Nordic Real Estate AB (publ) 12,544
17,200 City Developments, Ltd. 63,983
1,684 Citycon Oyj 5,973
28,175 CK Asset Holdings, Ltd. 114,440
127 Colliers International Group, Inc. 15,405
840 Colliers International Group, Inc. 101,665
725 CPI Europe AG* 13,235
2,544 CTP NV*(a) 45,591
1,100 Daito Trust Construction Co., Ltd. 112,520
11,000 Daiwa House Industry Co., Ltd. 363,672
1,800 Dear Life Co., Ltd. 13,367
478 Deutsche EuroShop AG 9,547
1,307 Deutsche Wohnen SE 28,418
2,651 Dios Fastigheter AB* 17,567
1,450 DREAM Unlimited Corp. 19,882
3,016 Eastnine AB 12,204
34,000 Emperor International Holdings, Ltd. 933
1,172 Entra ASA*(a) 13,463
55,400 ESR Group, Ltd.(a) 87,130
4,939 Fabege AB 40,072
91,904 Far East Consortium International, Ltd.* 9,463
8,332 Fastighets AB Balder, B Shares* 52,184
168 Fastighetsbolaget Emilshus AB, Class B* 727
862 FastPartner AB, Class A 4,557
436 FirstService Corp., Class WI, ADR 72,354
500 FirstService Corp., Class WI 82,917
11,092 Foxtons Group plc 8,584
16,000 Frasers Property, Ltd. 9,871
— Gav-Yam Lands Corp., Ltd. 2
1,100 Goldcrest Co., Ltd. 22,876
26,076 Grainger plc 68,570
1,873 Grand City Properties SA* 20,016
10,516 Great Eagle Holdings, Ltd. 18,174
17,100 GuocoLand, Ltd. 18,791
28,000 Hang Lung Group, Ltd. 41,178
73,550 Hang Lung Properties, Ltd.* 62,639
7,709 Harworth Group plc 17,175

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
23,706 Henderson Land Development Co., Ltd. $ 68,428
294 Hiag Immobilien Holding AG 31,567
37,840 HKR International, Ltd.* 4,152
9,400 Ho Bee Land, Ltd. 12,711
18,500 Hong Fok Corp., Ltd. 10,628
18,600 Hongkong Land Holdings, Ltd. 80,577
2,049 Hufvudstaden AB, Class A 23,110
8,300 Hulic Co., Ltd. 79,659
11,000 Hysan Development Co., Ltd. 17,821
151 IES Holdings, Ltd.* 8,908
242 Immobel SA* 4,478
218 Ina Invest AG 5,396
700 Information Services Corp. 12,036
2,409 Instone Real Estate Group SE(a) 20,873
11,338 International Workplace Group plc 26,461
145 Intershop Holding AG 22,200
164 Investis Holding SA 21,797
1,643 Israel Canada T.R, Ltd. 5,152
59 Isras Investment Co., Ltd. 12,531
348 Jeudan A/S 10,071
800 JINUSHI Co., Ltd. 11,160
2,471 John Mattson Fastighetsforetagen AB* 14,338
25,000 K. Wah International Holdings, Ltd. 5,830
3,300 Katitas Co., Ltd. 43,613
1,200 Keihanshin Building Co., Ltd. 10,931
16,225 Kerry Properties, Ltd. 38,243
2,347 K-fast Holding AB* 2,935
3,270 Kojamo Oyj* 29,804
28,863 Kowloon Development Co., Ltd. 12,270
17,100 Lai Sun Development Co., Ltd.* 1,348
1,705 Land Development Nimrodi Group, Ltd.* 14,078
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd.* 2,717
2,440 LEG Immobilien SE* 172,707
27,779 Lendlease Corp., Ltd.* 103,048
8,900 Leopalace21 Corp. 34,791
3,878 Lifestyle Communities, Ltd. 19,059
8,000 Liu Chong Hing Investment, Ltd. 4,474
4,644 LSL Property Services plc 16,277
100 Mainstreet Equity Corp. 13,163
543 Mega Or Holdings, Ltd. 15,717
226 Melisron, Ltd. 17,704
59,000 Mingfa Group International Co., Ltd.* 872
4,200 Mirarth Holdings, Inc. 14,201
3,900 Mitsubishi Estate Co., Ltd. 63,657
14,100 Mitsui Fudosan Co., Ltd. 125,896
9,306 Mivne Real Estate KD, Ltd. 24,997
342 Mobimo Holding AG, Registered Shares 121,095
100 Morguard Corp.* 8,389
51,087 New World Development Co., Ltd.* 32,526
1,539 Nexity SA* 16,475
1,700 Nisshin Group Holdings Co., Ltd. 5,832
12,500 Nomura Real Estate Holdings, Inc. 72,726
1,350 NP3 Fastigheter AB 31,630
3,693 Nyfosa AB* 32,205
603 Olav Thon Eiendomsselskap ASA 14,850
17,900 OUE, Ltd. 12,512
54,608 Oxley Holdings, Ltd.* 2,840
4,137 Pandox AB 71,694
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,455 PATRIZIA SE $ 11,714
11,336 Peet, Ltd. 10,088
4,226 PEXA Group, Ltd.* 29,467
1,195 Platzer Fastigheter Holding AB, Class B 8,901
32 Plazza AG, Registered Shares 13,131
222 Prashkovsky Investments and Construction, Ltd. 5,176
1,367 PSP Swiss Property AG, Registered Shares 213,619
4,700 Relo Group, Inc. 58,327
1,892 Sagax AB, Class B 39,696
22,824 Samhallsbyggnadsbolaget i Norden AB^ 7,738
3,634 Savills plc 44,908
1,875 Selvaag Bolig ASA 6,421
3,363 Servcorp, Ltd. 11,443
70,000 Shun Tak Holdings, Ltd.* 5,399
100,800 Sinarmas Land, Ltd. 23,917
65,933 Sino Land Co., Ltd.* 66,040
5,000 Soundwill Holdings, Ltd. 4,961
200 SRE Holdings Corp. 4,100
1,800 Starts Corp., Inc. 47,244
716 Stendorren Fastigheter AB* 13,583
5,367 StorageVault Canada, Inc. 14,584
4,500 Sumitomo Realty & Development Co., Ltd. 168,875
1,493 Summit Real Estate Holdings, Ltd. 21,689
1,800 Sun Frontier Fudousan Co., Ltd. 23,613
9,921 Sun Hung Kai Properties, Ltd. 94,179
5,146 Swire Pacific, Ltd., Class A 45,367
17,500 Swire Pacific, Ltd., Class B 24,340
10,000 Swire Properties, Ltd. 21,977
2,489 Swiss Prime Site AG, Registered Shares 305,729
6,180 TAG Immobilien AG* 84,347
21,000 TAI Cheung Holdings, Ltd. 8,207
2,900 TOC Co., Ltd. 12,502
7,700 Tokyo Tatemono Co., Ltd. 130,600
15,100 Tokyu Fudosan Holdings Corp. 100,646
2,400 Tosei Corp. 38,541
213 UBM Development AG* 4,632
15,400 UOL Group, Ltd. 67,755
409 VGP NV 35,578
8,113 Vonovia SE* 218,863
5,039 Wallenstam AB, B Shares 21,678
7 Warteck Invest AG, Registered Shares 15,356
6,203 Watkin Jones plc* 2,406
22,829 Wharf Real Estate Investment Co., Ltd. 55,599
6,540 Wihlborgs Fastigheter AB 64,285
20,700 Wing Tai Holdings, Ltd. 18,498
16,000 Wing Tai Properties, Ltd. 3,084
148 YH Dimri Construction & Development, Ltd. 11,974
17 Zug Estates Holding AG, Class B 40,362
6,320,957
Retail REITs (0.0%
†
):
13,324 Investore Property, Ltd. 7,959
Semiconductors & Semiconductor Equipment (1.9%):
6,700 Advantest Corp. 298,056
8,383 AEM Holdings, Ltd.* 8,147
1,944 ams-OSRAM AG* 17,202
827 ASM International NV 378,877
1,186 ASML Holding NV 784,699
2,227 ASML Holding NV, NYS 1,475,677

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,219 ASMPT, Ltd. $ 22,604
1,095 BE Semiconductor Industries NV 113,730
156 Camtek, Ltd. 9,091
700 Disco Corp. 144,142
523 Elmos Semiconductor SE 32,943
1,700 Ferrotec Holdings Corp. 30,549
900 Furuya Metal Co., Ltd. 16,117
17,148 Infineon Technologies AG 566,254
24,323 IQE plc* 3,499
2,200 Japan Material Co., Ltd. 17,982
1,600 Kokusai Electric Corp. 26,314
1,100 Lasertec Corp. 94,374
500 Megachips Corp. 14,758
447 Melexis NV 25,321
1,200 Micronics Japan Co., Ltd. 28,672
4,000 Mitsui High-Tec, Inc. 18,681
99 Nova, Ltd.* 18,442
1,100 Optorun Co., Ltd. 11,280
1,030 PVA TePla AG*^ 14,044
18,300 Renesas Electronics Corp. 248,611
9,700 Rohm Co., Ltd. 93,081
3,000 Rorze Corp. 28,459
500 RS Technologies Co., Ltd. 9,761
1,300 Sanken Electric Co., Ltd.* 59,604
1,400 SCREEN Holdings Co., Ltd. 91,272
600 Shibaura Mechatronics Corp. 28,639
300 Shindengen Electric Manufacturing Co., Ltd. 4,085
543 Siltronic AG 23,469
1,000 SK-Electronics Co., Ltd. 15,763
371 SMA Solar Technology AG 6,041
4,700 Socionext, Inc. 57,473
403 SOITEC* 21,646
8,282 STMicroelectronics NV 181,270
3,490 STMicroelectronics NV, NYS, ADR 76,640
13,400 SUMCO Corp. 91,050
409 SUSS MicroTec SE 15,206
600 Tera Probe, Inc. 11,190
3,900 Tokyo Electron, Ltd. 531,878
700 Tokyo Seimitsu Co., Ltd. 37,872
1,200 Torex Semiconductor, Ltd. 9,629
1,500 Towa Corp. 15,195
759 Tower Semiconductor, Ltd.* 27,066
321 u-blox Holding AG 27,907
1,100 Ulvac, Inc. 37,731
1,978 X-Fab Silicon Foundries SE*(a) 8,082
700 Yamaichi Electronics Co., Ltd. 9,698
5,939,773
Software (1.1%):
1,484 accesso Technology Group plc* 8,597
7,046 Alfa Financial Software Holdings PLC(a) 19,847
600 Alpha Systems, Inc. 13,033
339 Atoss Software SE 45,878
4,500 Bitfarms, Ltd.*^ 3,534
4,889 BlackBerry, Ltd.* 18,416
19,135 Bravura Solutions, Ltd. 27,089
3,916 Bytes Technology Group plc 24,579
1,500 Celsys, Inc. 11,797
9,887 Cint Group AB* 6,971
6,591 Cint Group AB* 4,615
Shares Value
Common Stocks, continued
Software, continued
500 Computer Engineering & Consulting, Ltd. $ 7,773
4,726 Computer Modelling Group, Ltd. 26,473
101 Constellation Software, Inc. 319,893
1,647 Crayon Group Holding ASA*(a) 17,594
2,800 Cresco, Ltd. 22,256
1,200 Cybozu, Inc. 22,671
1,168 Dassault Systemes SE 44,506
564 Descartes Systems Group, Inc. (The)* 56,868
300 Descartes Systems Group, Inc. (The)* 30,204
300 Digital Arts, Inc. 13,455
8,979 dotdigital group plc 7,879
989 Dye & Durham, Ltd. 7,444
1,000 Enghouse Systems, Ltd. 17,840
567 Fabasoft AG 10,173
52 FD Technologies plc* 1,147
1,600 Fixstars Corp. 17,511
8,704 Fortnox AB 75,713
1,966 F-Secure Oyj 3,728
800 Fuji Soft, Inc. 52,408
900 Fukui Computer Holdings, Inc. 20,475
10,529 GB Group plc 40,177
1,235 Gentrack Group, Ltd.* 8,026
8,509 Hansen Technologies, Ltd.* 26,722
700 I'll, Inc. 10,016
16,011 Infomedia, Ltd. 13,324
3,230 IRESS, Ltd. 16,409
550 IVU Traffic Technologies AG 10,493
1,500 Justsystems Corp. 33,845
200 Kinaxis, Inc.* 22,053
4,911 Lightspeed Commerce, Inc.* 42,970
314 Lime Technologies AB 10,266
36 Linedata Services 3,042
7,197 LINK Mobility Group Holding ASA* 15,012
1,195 Magic Software Enterprises, Ltd. 15,395
500 Miroku Jyoho Service Co., Ltd. 6,191
1,400 m-up Holdings, Inc. 16,602
1,801 Nemetschek SE 208,831
145 Nice, Ltd.* 22,338
800 NSW, Inc. 15,799
30,146 Nuix, Ltd.* 58,485
1,335 Objective Corp., Ltd. 12,610
5,327 Open Text Corp. 134,462
896 Open Text Corp., ADR 22,633
800 Oracle Corp. 84,137
3,833 Pinewood Technologies Group plc* 16,070
1,000 Plus Alpha Consulting Co., Ltd. 9,264
920 QT Group Oyj* 74,627
3,000 Rakus Co., Ltd. 40,412
7,353 RPMGlobal Holdings, Ltd.* 13,160
8,992 Sage Group plc (The) 140,442
2,163 SAP SE 574,203
22,650 Sinch AB*(a) 47,786
500 SRA Holdings 14,559
8,800 Systena Corp. 21,272
3,342 TeamViewer SE*(a) 43,441
6,022 Technology One, Ltd. 105,687
1,042 Temenos AG, Registered Shares 80,917
2,000 Trend Micro, Inc. 134,563
9,354 Truecaller AB, Class B 63,554

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
12,001 Vista Group International, Ltd.* $ 25,642
778 Vitec Software Group AB, B Shares 42,473
1,200 WingArc1st, Inc. 27,706
1,441 WiseTech Global, Ltd.* 74,140
1,966 WithSecure Oyj* 1,965
1,364 Xero, Ltd.* 133,321
3,495,409
Specialty Retail (1.4%):
1,200 ABC-Mart, Inc. 22,320
16,866 Accent Group, Ltd. 19,065
12,375 Adairs, Ltd.* 16,357
1,300 Adastria Co., Ltd. 24,754
900 Alpen Co., Ltd. 14,374
2,600 AOKI Holdings, Inc. 22,680
2,800 Aoyama Trading Co., Ltd. 38,117
3,270 ARCLANDS Corp. 36,163
4,387 Aritzia, Inc.* 154,211
1,006 ASOS plc* 3,795
1,143 Auto1 Group SE*(a) 25,154
2,500 Autobacs Seven Co., Ltd. 25,210
613 AutoCanada, Inc.* 6,948
9,615 Autosports Group, Ltd. 10,703
3,578 Avolta AG 156,591
8,196 BHG Group AB* 19,020
2,300 Bic Camera, Inc. 24,023
2,768 Bilia AB, A Shares 35,547
34,054 boohoo Group plc*^ 11,549
3,245 Byggmax Group AB 16,507
2,609 Carasso Motors, Ltd. 20,203
16,294 Card Factory plc 17,567
3,919 CECONOMY AG* 14,095
14,275 Cettire, Ltd.* 7,563
800 Chiyoda Co., Ltd. 5,834
1,435 Clas Ohlson AB, B Shares 33,272
51,069 Currys plc* 57,631
4,700 DCM Holdings Co., Ltd. 43,627
928 Delek Automotive Systems, Ltd.* 6,264
7,507 DFS Furniture plc 12,179
291 Dor Alon Energy in Israel 1988, Ltd.* 8,975
4,223 Dunelm Group plc 48,603
4,928 Eagers Automotive, Ltd. 46,438
3,700 EDION Corp. 46,280
115,950 Esprit Holdings, Ltd.* 1,460
1,500 Fast Retailing Co., Ltd. 448,002
1,026 Fielmann Group AG 46,424
917 Fnac Darty SA 27,771
358 Fox Wizel, Ltd. 29,221
4,126 Frasers Group plc* 33,208
2,300 Geo Holdings Corp. 28,061
100,000 Giordano International, Ltd. 19,157
4,635 H & M Hennes & Mauritz AB, Class B^ 61,214
10,860 Halfords Group plc 18,138
5 Hallenstein Glasson Holdings, Ltd. 23
1,000 Honeys Holdings Co., Ltd. 11,014
485 Hornbach Holding AG & Co. KGaA 46,895
13,500 Hour Glass, Ltd. (The) 15,662
2,800 IDOM, Inc. 22,399
8,933 Industria de Diseno Textil SA 445,556
3,000 Istyle, Inc.* 9,083
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,000 Jade Group, Inc. $ 8,486
2,162 JB Hi-Fi, Ltd. 126,209
69,594 JD Sports Fashion plc 61,192
700 JINS Holdings, Inc. 32,493
1,500 Joshin Denki Co., Ltd. 21,382
1,900 Joyful Honda Co., Ltd. 25,401
2,166 Kamux Corp. 5,685
1,913 Kid ASA(a) 27,473
61,169 Kingfisher plc 201,279
26,469 KMD Brands, Ltd.* 5,576
900 Kohnan Shoji Co., Ltd. 22,487
1,600 Komeri Co., Ltd. 31,669
3,300 K's Holdings Corp. 30,006
1,766 Leon's Furniture, Ltd. 29,014
3,441 Lovisa Holdings, Ltd. 52,039
9,000 Luk Fook Holdings International, Ltd. 17,713
531 Maisons du Monde SA(a) 1,624
2,347 Matas A/S 45,015
1,681 MEKO AB 20,446
1,563 Mobilezone Holding AG, Registered Shares 22,642
7,872 Moonpig Group PLC 21,456
1,800 Nextage Co., Ltd. 18,295
4,152 Nick Scali, Ltd.^ 41,183
1,900 Nishimatsuya Chain Co., Ltd. 25,363
600 Nitori Holdings Co., Ltd. 59,415
3,600 Nojima Corp. 61,004
28,290 Oriental Watch Holdings 12,881
2,000 PAL GROUP Holdings Co., Ltd. 40,777
651 Pet Valu Holdings, Ltd. 11,985
10,167 Pets at Home Group plc 28,518
4,539 Premier Investments, Ltd. 56,991
1,217 Retailors, Ltd. 26,383
3,570 Rvrc Holding AB 15,644
3,200 Sanrio Co., Ltd. 148,222
3,600 Scroll Corp. 24,345
1,100 Shimamura Co., Ltd. 63,223
7,699 Super Retail Group, Ltd. 62,418
5,990 Synsam AB 26,665
1,400 Syuppin Co., Ltd. 10,734
1,018 Temple & Webster Group, Ltd.* 10,589
1,600 United Arrows, Ltd. 22,602
7,700 USS Co., Ltd. 71,661
13,891 Vertu Motors plc 9,473
5,000 VT Holdings Co., Ltd. 16,696
6,954 Watches of Switzerland Group plc*(a) 37,302
3,259 WH Smith plc 42,875
17,065 Wickes Group plc 39,321
900 Workman Co., Ltd. 25,242
800 World Co., Ltd. 13,893
700 Xebio Holdings Co., Ltd. 6,054
167 XXL ASA*(a) 193
22,300 Yamada Holdings Co., Ltd. 64,100
3,800 Yellow Hat, Ltd. 34,985
3,545 Zalando SE*(a) 122,310
3,600 ZOZO, Inc. 34,590
4,410,126
Technology Hardware, Storage & Peripherals (0.3%):
5,700 Brother Industries, Ltd. 103,025
3,000 Canon, Inc. 93,554

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
3,519 Dynavox Group AB* $ 21,641
1,400 Eizo Corp. 19,532
1,800 Elecom Co., Ltd. 19,948
5,600 FUJIFILM Holdings Corp. 107,223
16,600 Konica Minolta, Inc.* 56,111
739 Logitech International SA, Class R 62,864
890 Logitech International SA, Class R, ADR 75,125
4,000 MCJ Co., Ltd. 36,334
12,000 PC Partner Group, Ltd. 14,346
1,935 Quadient SA 32,763
10,000 Ricoh Co., Ltd. 105,772
5,100 Seiko Epson Corp. 81,533
1,500 Toshiba TEC Corp. 26,876
4,400 Wacom Co., Ltd. 16,876
873,523
Textiles, Apparel & Luxury Goods (1.9%):
2,110 adidas AG 494,052
10,200 Asics Corp. 216,658
448 Bijou Brigitte AG 18,369
1,748 Brunello Cucinelli SpA 200,243
4,414 Burberry Group plc 44,631
25 Calida Holding AG, Registered Shares 509
1,900 Canada Goose Holdings, Inc.*^ 15,066
408 Canada Goose Holdings, Inc., ADR* 3,244
18,000 Chow Sang Sang Holdings International, Ltd. 16,331
3,717 Cie Financiere Richemont SA, Registered Shares 649,230
69,273 Coats Group plc 70,745
26,500 Crystal International Group, Ltd.(a) 19,604
485 Delta Galil, Ltd. 23,134
14,425 Dr Martens PLC 9,532
400 Fujibo Holdings, Inc. 13,203
3,731 Gildan Activewear, Inc. 164,964
1,142 Gildan Activewear, Inc.,ADR, ADR 50,499
800 Goldwin, Inc. 44,281
1,800 Gunze, Ltd. 31,691
266 Hermes International SCA 696,981
1,529 HUGO BOSS AG 57,668
1,500 Japan Wool Textile Co., Ltd. (The) 15,613
607 Kering SA 126,053
700 Kurabo Industries, Ltd. 28,067
2,947 LVMH Moet Hennessy Louis Vuitton SE 1,839,705
1,211 Marimekko Oyj 16,749
2,903 Moncler SpA 179,365
3,357 New Wave Group AB, Class B 33,509
5,000 Onward Holdings Co., Ltd. 18,066
7,149 OVS SpA(a) 24,627
44,000 Pacific Textiles Holdings, Ltd. 8,557
1,875 Pandora A/S 287,155
4,100 PRADA SpA 28,950
2,918 Puma SE 70,654
7,277 Safilo Group SpA* 6,325
1,885 Salvatore Ferragamo SpA 12,702
40,200 Samsonite Group SA(a) 94,971
2,100 Sankyo Seiko Co., Ltd. 8,643
500 Sanyo Shokai, Ltd. 9,151
700 Seiko Group Corp. 19,494
17,500 Stella International Holdings, Ltd. 38,924
773 Swatch Group AG (The) 26,694
414 Swatch Group AG (The), Class BR 71,516
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
11,500 Texhong International Group, Ltd. $ 5,544
60,000 Texwinca Holdings, Ltd. 5,407
3,200 TSI Holdings Co, Ltd. 23,762
377 Van de Velde NV 12,608
96,000 Viva Goods Company, Ltd. 5,689
1,100 Wacoal Holdings Corp. 37,628
33,514 Yue Yuen Industrial Holdings, Ltd. 54,025
5,950,788
Tobacco (0.5%):
13,548 British American Tobacco plc 558,440
17,335 Imperial Brands plc 640,943
13,200 Japan Tobacco, Inc. 362,542
2,779 Scandinavian Tobacco Group A/S(a) 40,572
1,602,497
Trading Companies & Distributors (1.6%):
14,921 Acrow, Ltd.* 10,354
3,441 AddTech AB, B Shares 100,910
900 ADENTRA, Inc. 17,257
1,000 Alconix Corp. 10,356
1,271 Alligo AB, Class B 17,042
8,243 Ashtead Group plc 445,065
2,358 Ashtead Technology Holdings plc 16,208
1,980 Azelis Group NV 34,854
653 BayWa AG* 5,707
2,058 Beijer Ref AB 28,891
1,271 Bergman & Beving AB 36,754
236 Bossard Holding AG, Registered Shares 51,405
3,674 Brenntag SE 237,353
955 Bufab AB 38,289
1,578 Bunzl plc 60,450
500 Chori Co., Ltd. 10,087
70,000 CSC Holdings, Ltd.* 217
1,200 Daiichi Jitsugyo Co., Ltd. 17,564
1,498 Diploma plc 74,813
4,000 Doman Building Materials Group, Ltd. 19,014
5,900 Finning International, Inc. 166,023
7,576 Grafton Group plc 84,642
1,700 Hanwa Co., Ltd. 55,659
17,744 Howden Joinery Group plc 165,807
2,336 IMCD NV 310,901
1,800 Inaba Denki Sangyo Co., Ltd. 45,777
1,900 Inabata & Co., Ltd. 40,323
3,700 ITOCHU Corp. 170,958
616 Jacquet Metals SACA 12,978
5,000 Japan Pulp & Paper Co., Ltd. 20,163
700 Kamei Corp. 9,283
900 Kanaden Corp. 8,876
1,700 Kanamoto Co., Ltd. 36,874
4,400 Kanematsu Corp. 74,103
900 Kyokuto Boeki Kaisha, Ltd. 9,441
6,700 Marubeni Corp. 107,066
800 MARUKA FURUSATO Corp. 12,776
1,500 Mitani Corp. 19,804
17,900 Mitsubishi Corp. 314,859
12,700 Mitsui & Co., Ltd. 238,736
1,271 Momentum Group AB 20,001
3,800 MonotaRO Co., Ltd. 70,975
4,100 Nagase & Co., Ltd. 72,898

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
600 Nichiden Corp. $ 11,628
1,200 Nishio Holdings Co., Ltd. 33,564
3,414 OEM International AB, Class B 46,697
700 Onoken Co., Ltd. 7,079
3,537 Reece, Ltd. 35,046
10,099 Rexel SA 271,285
2,192 Richelieu Hardware, Ltd. 51,171
10,311 RS GROUP plc 75,050
2,804 Russel Metals, Inc. 76,604
2,300 Sanyo Trading Co., Ltd. 22,612
900 Sato Shoji Corp. 8,942
207 Scope Metals Group, Ltd.* 6,951
600 Senshu Electric Co., Ltd. 17,391
2,444 SGH, Ltd. 76,439
1,500 Shinsho Corp. 19,223
22,549 SIG plc* 3,727
4,200 Sojitz Corp. 92,253
409 Solar A/S, B Shares 14,206
17,864 Speedy Hire plc 4,370
5,800 Sumitomo Corp. 130,312
130,000 Theme International Holdings, Ltd. 6,440
269 Thermador Groupe 19,373
600 Tomoe Engineering Co., Ltd. 17,497
2,793 Toromont Industries, Ltd. 218,622
700 Totech Corp. 11,478
15,000 Toyota Tsusho Corp. 250,608
9,570 Travis Perkins plc 68,090
2,400 Trusco Nakayama Corp. 31,896
800 Tsubakimoto Kogyo Co., Ltd. 11,102
800 Wajax Corp. 9,791
2,700 Wakita & Co., Ltd. 31,143
2,700 Yamazen Corp. 23,799
800 Yuasa Trading Co., Ltd. 24,274
5,030,176
Transportation Infrastructure (0.5%):
1,024 Aena SME SA(a) 240,015
954 Aeroports de Paris SA 97,565
20,495 Atlas Arteria, Ltd. 62,379
6,833 Auckland International Airport, Ltd. 31,708
4,596 Enav SpA(a) 18,190
1,031 Flughafen Zurich AG, Registered Shares 244,977
2,258 Fraport AG Frankfurt Airport Services Worldwide* 141,508
10,400 Getlink SE 180,211
182,200 Hutchison Port Holdings Trust, Class U 30,536
1,940 James Fisher & Sons plc* 7,720
2,200 Japan Airport Terminal Co., Ltd. 60,585
3,300 Kamigumi Co., Ltd. 76,954
7,500 Mitsubishi Logistics Corp. 48,511
400 Nissin Corp. 12,716
5,399 Port of Tauranga, Ltd. 20,374
34,191 Qube Holdings, Ltd. 84,486
22,376 SATS, Ltd. 51,111
6,900 SIA Engineering Co., Ltd. 11,194
2,700 Sumitomo Warehouse Co., Ltd. (The) 49,849
106 Svitzer Group A/S* 3,378
17,817 Transurban Group* 149,683
1,941 Westshore Terminals Investment Corp. 33,265
1,656,915
Shares Value
Common Stocks, continued
Water Utilities (0.1%):
11,551 Pennon Group plc $ 66,726
3,229 Severn Trent plc 105,691
45,000 SIIC Environment Holdings, Ltd. 5,371
13,306 United Utilities Group plc 173,494
351,282
Wireless Telecommunication Services (0.9%):
695 1&1 AG 11,406
39,507 Airtel Africa plc(a) 84,860
3,670 Cellcom Israel, Ltd.* 22,426
5,950 Freenet AG 226,742
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 10,855
17,100 Japan Communications, Inc.* 16,313
37,000 KDDI Corp. 583,980
1,000 Okinawa Cellular Telephone Co. 28,544
1,324 Orange Belgium SA* 21,749
8,995 Partner Communications Co., Ltd. 61,293
6,803 Rogers Communications, Inc., Class B 181,694
704 Rogers Communications, Inc., Class B, ADR 18,818
35,000 SmarTone Telecommunications Holdings, Ltd. 19,477
233,000 SoftBank Corp. 324,748
13,700 SoftBank Group Corp. 693,347
21,800 StarHub, Ltd. 19,116
12,355 Tele2 AB, B Shares 166,634
341,508 Vodafone Group plc 319,525
2,811,527
Total Common Stocks (Cost $273,688,514) 309,110,909
Preferred Stocks (0.4%):
Automobiles (0.2%):
972 Bayerische Motoren Werke AG, 8.73%, 5/15/20 72,467
880 Dr. Ing hc F Porsche AG, 5.01%(a) 43,828
2,792 Porsche Automobil Holding SE, 7.41%, 5/20/20 104,334
4,616 Volkswagen AG, 9.67%, 5/8/20 467,465
688,094
Chemicals (0.1% ):
3,374 FUCHS SE, 2.50% 161,732
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.24% 16,959
Ground Transportation (0.0%
†
):
910 Sixt SE, 7.01% 55,002
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 2.83% 34,990
Household Durables (0.0%
†
):
299 Einhell Germany AG, Class P, 1.50%* 20,867
Household Products (0.1%):
2,838 Henkel AG & Co. KGaA, 2.52%, 4/21/20 225,597
Life Sciences Tools & Services (0.0%
†
):
70 Sartorius AG, 0.35% 16,189

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
Shares Value
Preferred Stocks, continued
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.34% $ 77,183
Total Preferred Stocks (Cost $1,615,474) 1,296,613
Contracts
Warrants (0.0%
†
):
Financial Services (0.0%
†
):
17,000 CSI Properties, Ltd., 12/31/29* —
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) —
Shares
Rights (0.0%
†
):
Electric Utilities (0.0%
†
):
324 Elia Group SA/NV, Expires on 4/4/25* 1,581
Shares Value
Rights, continued
Real Estate Management & Development (0.0%
†
):
306,000 CSI Properties, Ltd., Expires on 4/8/25* $ 393
Total Rights (Cost $–) 1,974
Unaffiliated Investment Company (1.4%):
Money Market Funds (1.4%):
4,285,107 BlackRock Liquidity FedFund, Institutional Class,
4.80%(c)(d) 4,285,107
Total Unaffiliated Investment Company (Cost $4,285,107) 4,285,107
Total Investment Securities
(Cost $279,589,095 ) — 100.3% 314,694,603
Net other assets (liabilities) — (0.3)% (907,239)
Net Assets — 100.0% $ 313,787,364
ADR—American Depository Receipt
NYS—New York Shares
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $3,701,251.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2025.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(d) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2025:
(Unaudited)
Country Percentage
Australia 6.0%
Austria 0.6%
Belgium 1.0%
Bermuda —%
†
Cambodia —%
†
Canada 10.8%
Chile —%
†
China —%
†
Curacao —%
†
Denmark 2.5%
Faroe Islands —%
†
Finland 1.7%
France 7.7%
Georgia —%
†
Germany 7.8%
Greece —%
†
Hong Kong 1.6%
Ireland 0.8%
Isle of Man —%
†
Israel 0.9%
Italy 3.1%
Japan 22.3%
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Mauritius —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.4%
New Zealand 0.3%
Norway 0.8%
Peru —%
†
Poland —%
†
Portugal 0.4%
Russia —%
†
Singapore 1.1%
South Africa 0.1%
Spain 2.6%
Sweden 2.8%
Switzerland 8.2%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 11.4%
United States 1.8%
100.0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 1 .6% ):
1,210 AAR Corp.* $ 67,748
661 AeroVironment, Inc.* 78,785
712 Astronics Corp.* 17,209
415 Astronics Corp., Class B* 9,603
733 Axon Enterprise, Inc.* 385,521
6,302 Boeing Co. (The)* 1,074,806
2,516 BWX Technologies, Inc. 248,203
1,164 Cadre Holdings, Inc. 34,466
685 CPI Aerostructures, Inc.* 2,377
1,300 Curtiss-Wright Corp. 412,451
625 Ducommun, Inc.* 36,269
2,566 General Dynamics Corp. 699,440
633 HEICO Corp. 169,131
1,143 HEICO Corp., Class A 241,139
1,861 Hexcel Corp. 101,908
5,047 Howmet Aerospace, Inc. 654,747
1,314 Huntington Ingalls Industries, Inc. 268,109
4,565 Kratos Defense & Security Solutions, Inc.* 135,535
3,408 L3Harris Technologies, Inc. 713,328
5,551 Leonardo DRS, Inc. 182,517
3,404 Lockheed Martin Corp. 1,520,601
2,496 Mercury Systems, Inc.* 107,553
917 Moog, Inc., Class A 158,962
343 National Presto Industries, Inc. 30,153
1,491 Northrop Grumman Corp. 763,407
953 Park Aerospace Corp. 12,818
15,859 RTX Corp. 2,100,683
4,367 Textron, Inc. 315,516
564 TransDigm Group, Inc. 780,176
1,234 V2X, Inc.* 60,528
1,880 Woodward, Inc. 343,081
11,726,770
Air Freight & Logistics ( 0 .4% ):
3,159 Air Transport Services Group, Inc.* 70,888
3,453 CH Robinson Worldwide, Inc. 353,587
3,261 Expeditors International of Washington, Inc. 392,135
3,801 FedEx Corp. 926,608
3,984 GXO Logistics, Inc.* 155,695
2,496 Hub Group, Inc., Class A 92,776
3,266 Radiant Logistics, Inc.* 20,086
9,254 United Parcel Service, Inc., Class B 1,017,848
3,029,623
Automobile Components ( 0 .3% ):
2,086 Adient plc* 26,826
6,775 American Axle & Manufacturing Holdings, Inc.* 27,574
5,861 Aptiv plc* 348,730
3,187 Autoliv, Inc. 281,890
7,638 BorgWarner, Inc. 218,829
1,256 Cooper-Standard Holdings, Inc.* 19,242
7,909 Dana, Inc. 105,427
1,080 Dorman Products, Inc.* 130,183
1,423 Fox Factory Holding Corp.* 33,213
4,300 Garrett Motion, Inc. 35,991
6,797 Gentex Corp. 158,370
999 Gentherm, Inc.,ADR* 26,713
9,399 Goodyear Tire & Rubber Co. (The)* 86,847
1,038 LCI Industries 90,752
Shares Value
Common Stocks, continued
Automobile Components, continued
1,610 Lear Corp. $ 142,034
1,640 Modine Manufacturing Co.* 125,870
1,190 Motorcar Parts of America, Inc.* 11,305
1,683 Patrick Industries, Inc. 142,314
1,374 Phinia, Inc. 58,299
616 Standard Motor Products, Inc. 15,357
587 Stoneridge, Inc.* 2,694
275 Strattec Security Corp.* 10,852
1,184 Visteon Corp.* 91,902
810 XPEL, Inc.* 23,798
2,215,012
Automobiles ( 1 .0% ):
96,820 Ford Motor Co. 971,105
26,508 General Motors Co. 1,246,671
5,146 Harley-Davidson, Inc. 129,936
4,690 Lucid Group, Inc.* 11,350
31,135 Rivian Automotive, Inc., Class A* 387,631
16,681 Tesla, Inc.* 4,323,048
1,896 Thor Industries, Inc. 143,736
655 Winnebago Industries, Inc. 22,571
7,236,048
Banks ( 5 .0% ):
859 1st Source Corp. 51,377
504 ACNB Corp. 20,745
1,092 Amalgamated Financial Corp. 31,395
2,855 Ameris Bancorp 164,362
704 Ames National Corp. 12,334
1,076 Arrow Financial Corp. 28,288
6,812 Associated Banc-Corp. 153,474
4,173 Atlantic Union Bankshares Corp. 129,947
2,530 Axos Financial, Inc.* 163,236
994 BancFirst Corp. 109,211
2,037 Bancorp, Inc. (The)* 107,635
73,257 Bank of America Corp. 3,057,015
1,028 Bank of Hawaii Corp. 70,901
724 Bank of Marin Bancorp 15,979
2,120 Bank of NT Butterfield & Son, Ltd. (The) 82,510
3,906 Bank OZK 169,716
1,591 BankFinancial Corp. 20,110
3,131 BankUnited, Inc. 107,832
1,389 Banner Corp. 88,577
433 Bar Harbor Bankshares 12,773
842 BCB Bancorp, Inc. 8,302
1,898 Berkshire Hills Bancorp, Inc. 49,519
2,482 BOK Financial Corp. 258,500
2,707 Brookline Bancorp, Inc. 29,506
280 Burke & Herbert Financial Services Corp. 15,711
977 Byline Bancorp, Inc. 25,558
74 C&F Financial Corp. 4,987
7,021 Cadence Bank 213,158
843 Camden National Corp. 34,116
489 Capital City Bank Group, Inc. 17,584
6,737 Capitol Federal Financial, Inc. 37,727
1,023 Carter Bankshares, Inc.* 16,552
3,291 Cathay General Bancorp 141,612
1,402 Central Pacific Financial Corp. 37,910
377 Chemung Financial Corp. 17,934

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
20,605 Citigroup, Inc. $ 1,462,749
943 Citizens & Northern Corp. 18,973
8,084 Citizens Financial Group, Inc. 331,201
604 City Holding Co. 70,952
938 Civista Bancshares, Inc. 18,329
735 CNB Financial Corp. 16,354
56 Colony Bankcorp, Inc. 904
800 Columbia Banking System, Inc. 19,952
4,298 Columbia Financial, Inc.* 64,470
4,595 Comerica, Inc. 271,381
3,247 Commerce Bancshares, Inc. 202,061
2,332 Community Financial System, Inc. 132,598
517 Community Trust Bancorp, Inc. 26,036
933 Community West Bancshares 17,242
1,154 ConnectOne Bancorp, Inc. 28,054
2,044 Cullen/Frost Bankers, Inc. 255,909
1,289 Customers Bancorp, Inc.* 64,708
4,697 CVB Financial Corp. 86,707
1,876 Dime Community Bancshares, Inc. 52,303
1,065 Eagle Bancorp, Inc. 22,365
4,861 East West Bancorp, Inc. 436,323
6,152 Eastern Bankshares, Inc. 100,893
1,703 Enterprise Financial Services Corp. 91,519
682 Equity Bancshares, Inc., Class A 26,871
855 ESSA Bancorp, Inc. 16,117
312 Evans Bancorp, Inc. 12,159
1,329 Farmers National Banc Corp. 17,343
1,860 FB Financial Corp. 86,230
13,434 Fifth Third Bancorp 526,613
1,053 Financial Institutions, Inc. 26,283
6,559 First BanCorp 125,736
814 First Bancorp, Inc. (The) 20,122
2,066 First Bancorp/Southern Pines NC 82,929
611 First Bancshares, Inc. (The) 20,658
2,494 First Busey Corp. 53,870
664 First Business Financial Services, Inc. 31,308
408 First Capital, Inc. 15,565
237 First Citizens BancShares, Inc., Class A 439,426
4,143 First Commonwealth Financial Corp. 64,382
512 First Community Bankshares, Inc. 19,297
4,544 First Financial Bancorp 113,509
4,155 First Financial Bankshares, Inc. 149,248
536 First Financial Corp. 26,253
733 First Financial Northwest, Inc. 16,610
1,155 First Foundation, Inc. 5,994
5,599 First Hawaiian, Inc. 136,840
17,798 First Horizon Corp. 345,637
4,307 First Interstate BancSystem, Inc., Class A 123,396
2,654 First Merchants Corp. 107,328
660 First Mid Bancshares, Inc. 23,034
1,573 First of Long Island Corp. (The) 19,427
3,344 Flagstar Financial, Inc. 38,857
2,253 Flushing Financial Corp. 28,613
15,542 FNB Corp. 209,040
7,484 Fulton Financial Corp. 135,386
769 German American Bancorp, Inc. 28,837
4,510 Glacier Bancorp, Inc. 199,432
397 Great Southern Bancorp, Inc. 21,982
16 Greene County Bancorp, Inc. 386
Shares Value
Common Stocks, continued
Banks, continued
3,663 Hancock Whitney Corp. $ 192,124
1,437 Hanmi Financial Corp. 32,562
1,642 HarborOne Bancorp, Inc. 17,028
45 Hawthorn Bancshares, Inc. 1,270
636 HBT Financial, Inc. 14,253
2,010 Heritage Commerce Corp. 19,135
1,197 Heritage Financial Corp. 29,123
2,750 Hilltop Holdings, Inc. 83,737
62 Hingham Institution For Savings (The)^ 14,744
7,316 Home BancShares, Inc. 206,823
628 HomeStreet, Inc.* 7,373
484 HomeTrust Bancshares, Inc. 16,592
4,470 Hope Bancorp, Inc. 46,801
1,071 Horizon Bancorp, Inc. 16,151
26,088 Huntington Bancshares, Inc. 391,581
413 IF Bancorp, Inc. 9,949
1,809 Independent Bank Corp. (Massachusetts) 113,334
855 Independent Bank Corp. (Michigan) 26,325
2,797 International Bancshares Corp. 176,379
40,137 JPMorgan Chase & Co. 9,845,606
2,442 Kearny Financial Corp. 15,287
1,249 Kentucky First Federal Bancorp* 3,722
16,303 KeyCorp 260,685
750 Lake Shore Bancorp, Inc. 11,850
788 Lakeland Financial Corp. 46,839
637 Landmark Bancorp, Inc. 17,352
712 LCNB Corp. 10,530
2,203 Live Oak Bancshares, Inc. 58,732
2,985 M&T Bank Corp. 533,569
472 Mercantile Bank Corp. 20,504
684 Metrocity Bankshares, Inc. 18,858
241 Midland States Bancorp, Inc. 4,126
638 MidWestOne Financial Group, Inc. 18,891
1,928 National Bank Holdings Corp., Class A 73,785
514 National Bankshares, Inc. 13,688
1,885 NBT Bancorp, Inc. 80,866
373 Nicolet Bankshares, Inc. 40,642
1,501 Northfield Bancorp, Inc. 16,376
510 Northrim Bancorp, Inc. 37,342
4,680 Northwest Bancshares, Inc. 56,254
511 Norwood Financial Corp. 12,351
2,803 OceanFirst Financial Corp. 47,679
2,292 OFG Bancorp 91,726
440 Ohio Valley Banc Corp. 11,462
13,092 Old National Bancorp 277,419
2,225 Old Second Bancorp, Inc. 37,024
1,531 Origin Bancorp, Inc. 53,080
712 Orrstown Financial Services, Inc. 21,367
4,125 Pacific Premier Bancorp, Inc. 87,945
600 Park National Corp. 90,840
1,240 Pathward Financial, Inc. 90,458
1,165 Peapack-Gladstone Financial Corp. 33,086
546 Penns Woods Bancorp, Inc. 15,239
608 Peoples Bancorp of North Carolina, Inc. 16,562
1,117 Peoples Bancorp, Inc. 33,130
2,563 Pinnacle Financial Partners, Inc. 271,780
4,489 PNC Financial Services Group, Inc. (The) 789,032
2,956 Popular, Inc. 273,046
432 Preferred Bank 36,141

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
707 Primis Financial Corp. $ 6,907
3,944 Prosperity Bancshares, Inc. 281,483
679 Provident Financial Holdings, Inc. 9,907
5,890 Provident Financial Services, Inc. 101,131
606 QCR Holdings, Inc. 43,220
487 RBB Bancorp 8,035
16,778 Regions Financial Corp. 364,586
2,793 Renasant Corp. 94,766
917 Republic Bancorp, Inc., Class A 58,523
420 Riverview Bancorp, Inc. 2,373
1,756 S&T Bancorp, Inc. 65,060
2,036 Sandy Spring Bancorp, Inc. 56,906
1,366 Seacoast Banking Corp. of Florida 35,147
1,694 ServisFirst Bancshares, Inc. 139,924
1,113 Shore Bancshares, Inc. 15,070
1,028 Sierra Bancorp 28,661
5,361 Simmons First National Corp., Class A 110,061
100 South Plains Financial, Inc. 3,312
561 Southern Missouri Bancorp, Inc. 29,183
950 Southside Bancshares, Inc. 27,512
4,381 SouthState Corp. 406,644
1,230 Stellar Bancorp, Inc. 34,022
1,764 Sterling Bancorp, Inc.* 8,538
1,460 Stock Yards Bancorp, Inc. 100,828
5,456 Synovus Financial Corp. 255,013
733 Territorial Bancorp, Inc. 6,143
2,021 Texas Capital Bancshares, Inc.* 150,969
7,031 TFS Financial Corp. 87,114
490 Tompkins Financial Corp. 30,860
3,548 Towne Bank 121,306
1,020 TriCo Bancshares 40,769
809 Triumph Financial, Inc.* 46,760
14,561 Truist Financial Corp. 599,185
559 TrustCo Bank Corp. 17,038
2,995 Trustmark Corp. 103,298
2,971 UMB Financial Corp. 300,368
4,934 United Bankshares, Inc. 171,062
5,138 United Community Banks, Inc. 144,532
1,190 United Security Bancshares 10,662
42 Unity Bancorp, Inc. 1,709
850 Univest Financial Corp. 24,106
17,362 US Bancorp 733,024
18,723 Valley National Bancorp 166,447
1,827 Veritex Holdings, Inc. 45,620
4,015 WaFd, Inc. 114,749
501 Washington Trust Bancorp, Inc. 15,461
5,553 Webster Financial Corp. 286,257
44,105 Wells Fargo & Co. 3,166,298
4,306 WesBanco, Inc. 133,314
1,062 West BanCorp, Inc. 21,176
1,404 Westamerica BanCorp 71,085
3,240 Western Alliance Bancorp 248,929
1,498 Western New England Bancorp, Inc. 13,931
2,219 Wintrust Financial Corp. 249,549
2,705 WSFS Financial Corp. 140,308
5,146 Zions Bancorp NA 256,580
37,308,370
Beverages ( 1 .2% ):
285 Boston Beer Co., Inc. (The), Class A* 68,070
Shares Value
Common Stocks, continued
Beverages, continued
1,890 Brown-Forman Corp., Class A $ 63,258
6,467 Brown-Forman Corp., Class B 219,490
4,834 Celsius Holdings, Inc.* 172,187
50,358 Coca-Cola Co. (The) 3,606,640
285 Coca-Cola Consolidated, Inc. 384,750
2,527 Constellation Brands, Inc., Class A 463,755
25,022 Keurig Dr Pepper, Inc. 856,253
838 MGP Ingredients, Inc. 24,621
4,528 Molson Coors Beverage Co., Class B 275,619
9,354 Monster Beverage Corp.* 547,396
2,478 National Beverage Corp. 102,936
16,113 PepsiCo, Inc. 2,415,983
1,791 Primo Brands Corp. 63,563
1,562 Vita Coco Co., Inc. (The)* 47,875
9,312,396
Biotechnology ( 1 .9% ):
21,888 AbbVie, Inc. 4,585,974
2,485 ACADIA Pharmaceuticals, Inc.* 41,276
396 Adverum Biotechnologies, Inc.* 1,731
3,000 Alector, Inc.* 3,690
4,838 Alkermes plc* 159,751
4,027 Allogene Therapeutics, Inc.* 5,879
1,158 Alnylam Pharmaceuticals, Inc.* 312,683
4,823 Altimmune, Inc.*^ 24,115
7,340 Amgen, Inc. 2,286,777
955 Anika Therapeutics, Inc.* 14,354
2,832 Arcus Biosciences, Inc.* 22,231
1,693 Beam Therapeutics, Inc.* 33,064
2,569 Biogen, Inc.* 351,542
2,699 BioMarin Pharmaceutical, Inc.* 190,792
2,711 Catalyst Pharmaceuticals, Inc.* 65,742
2,134 CRISPR Therapeutics AG* 72,620
2,822 Day One Biopharmaceuticals, Inc.* 22,378
5,538 Denali Therapeutics, Inc.* 75,289
3,851 Dynavax Technologies Corp.* 49,948
1,370 Editas Medicine, Inc.* 1,589
1,656 Emergent BioSolutions, Inc.* 8,048
585 Enanta Pharmaceuticals, Inc.* 3,229
5,756 Exact Sciences Corp.* 249,177
9,706 Exelixis, Inc.* 358,346
5,379 Fate Therapeutics, Inc.* 4,250
18,640 Gilead Sciences, Inc. 2,088,612
430 GRAIL, Inc.* 10,982
3,331 Halozyme Therapeutics, Inc.* 212,551
449 Ideaya Biosciences, Inc.* 7,355
6,185 Incyte Corp.* 374,502
504 Insmed, Inc.* 38,450
3,835 Intellia Therapeutics, Inc.* 27,267
1,306 iTeos Therapeutics, Inc.* 7,797
200 Kodiak Sciences, Inc.* 561
664 Krystal Biotech, Inc.* 119,719
1,156 Kura Oncology, Inc.* 7,630
1,449 MacroGenics, Inc.* 1,840
2,731 Moderna, Inc.* 77,424
2,752 Myriad Genetics, Inc.* 24,410
1,891 Natera, Inc.* 267,406
1,298 Neurocrine Biosciences, Inc.* 143,559
24,422 PDL BioPharma, Inc.* 12,699
1,321 Prothena Corp PLC* 16,347

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
4,160 Recursion Pharmaceuticals, Inc., Class A*^ $ 22,006
903 Regeneron Pharmaceuticals, Inc. 572,710
1,759 REGENXBIO, Inc.* 12,577
3,704 Relay Therapeutics, Inc.* 9,705
2,810 Replimune Group, Inc.* 27,398
1,042 Rocket Pharmaceuticals, Inc.* 6,950
1,793 Sage Therapeutics, Inc.* 14,254
2,916 Sangamo Therapeutics, Inc.* 1,912
1,722 Sarepta Therapeutics, Inc.* 109,898
638 SpringWorks Therapeutics, Inc.* 28,155
1,347 United Therapeutics Corp.* 415,240
1,179 Vanda Pharmaceuticals, Inc.* 5,412
2,439 Veracyte, Inc.* 72,316
638 Vericel Corp.* 28,468
1,806 Vertex Pharmaceuticals, Inc.* 875,585
4,355 Vir Biotechnology, Inc.* 28,220
2,800 Voyager Therapeutics, Inc.* 9,464
3,099 Xencor, Inc.* 32,973
2,020 Zentalis Pharmaceuticals, Inc.* 3,212
14,660,041
Broadline Retail ( 2 .8% ):
101,852 Amazon.com, Inc.* 19,378,361
3,679 Coupang, Inc.* 80,680
475 Dillard's, Inc., Class A 170,112
13,029 eBay, Inc. 882,454
2,165 Etsy, Inc.* 102,145
5,359 Kohl's Corp.^ 43,837
13,054 Macy's, Inc. 163,958
1,828 Ollie's Bargain Outlet Holdings, Inc.* 212,706
8,810 QVC Group, Inc.* 1,772
21,036,025
Building Products ( 1 .0% ):
4,560 A O Smith Corp. 298,042
2,189 AAON, Inc. 171,027
2,768 Advanced Drainage Systems, Inc. 300,743
1,489 Allegion plc, ADR 194,255
1,802 Allegion US plc 235,089
515 American Woodmark Corp.* 30,297
1,085 Apogee Enterprises, Inc. 50,268
1,623 Armstrong World Industries, Inc. 228,648
4,422 AZEK Co., Inc. (The)* 216,192
394 AZZ, Inc. 32,942
4,160 Builders FirstSource, Inc.* 519,750
1,057 Carlisle Cos., Inc. 359,908
9,375 Carrier Global Corp. 594,375
547 CSW Industrials, Inc. 159,461
1,158 Distribution Solutions Group, Inc.* 32,424
3,904 Fortune Brands Innovations, Inc. 237,675
930 Gibraltar Industries, Inc.* 54,554
1,693 Griffon Corp. 121,049
7,176 Hayward Holdings, Inc.* 99,890
1,209 Insteel Industries, Inc. 31,797
5,196 Janus International Group, Inc.* 37,411
3,895 JELD-WEN Holding, Inc.* 23,253
8,215 Johnson Controls International plc 658,104
591 Lennox International, Inc. 331,451
3,336 Masco Corp. 231,985
5,076 Masterbrand, Inc.* 66,293
Shares Value
Common Stocks, continued
Building Products, continued
3,580 Owens Corning $ 511,296
1,160 Quanex Building Products Corp. 21,564
5,771 Resideo Technologies, Inc.* 102,147
1,128 Simpson Manufacturing Co., Inc. 177,186
2,402 Tecnoglass, Inc. 171,863
2,367 Trane Technologies plc 797,490
2,970 Trex Co., Inc.* 172,557
2,368 UFP Industries, Inc. 253,471
5,205 Zurn Elkay Water Solutions Corp. 171,661
7,696,118
Capital Markets ( 3 .1% ):
902 Acadian Asset Management, Inc. 23,326
1,086 Affiliated Managers Group, Inc. 182,481
2,198 Ameriprise Financial, Inc. 1,064,074
1,573 Ares Management Corp., Class A 230,617
2,215 Artisan Partners Asset Management, Inc., Class A 86,606
734 B Riley Financial, Inc. 2,841
11,595 Bank of New York Mellon Corp. (The) 972,473
12,400 BGC Group, Inc., Class A 113,708
1,218 Blackrock, Inc. 1,152,813
2,976 Blackstone, Inc. 415,985
6,213 Carlyle Group, Inc. (The) 270,825
1,987 Cboe Global Markets, Inc. 449,638
16,971 Charles Schwab Corp. (The) 1,328,490
2,937 CME Group, Inc. 779,157
1,614 Cohen & Steers, Inc. 129,523
2,714 Coinbase Global, Inc., Class A* 467,432
190 Diamond Hill Investment Group, Inc. 27,140
1,257 Donnelley Financial Solutions, Inc.* 54,943
724 FactSet Research Systems, Inc. 329,159
3,756 Federated Hermes, Inc. 153,132
10,808 Franklin Resources, Inc. 208,054
3,370 Goldman Sachs Group, Inc. (The) 1,840,997
1,178 Hamilton Lane, Inc., Class A 175,133
211 Hennessy Advisors, Inc. 2,102
1,450 Houlihan Lokey, Inc. 234,175
855 Interactive Brokers Group, Inc. 141,579
4,743 Intercontinental Exchange, Inc. 818,167
16,075 Invesco, Ltd. 243,858
6,688 Janus Henderson Group plc 241,771
6,472 Jefferies Financial Group, Inc. 346,705
4,932 KKR & Co., Inc. 570,188
852 Lazard, Inc. 36,892
2,063 LPL Financial Holdings, Inc. 674,890
1,125 MarketAxess Holdings, Inc. 243,394
2,580 Millrose Properties, Inc.* 68,396
1,799 Moody's Corp. 837,776
16,459 Morgan Stanley 1,920,272
823 Morningstar, Inc. 246,793
1,027 MSCI, Inc. 580,768
9,300 Nasdaq, Inc. 705,498
3,545 Northern Trust Corp. 349,714
1,608 Open Lending Corp.* 4,438
365 Oppenheimer Holdings, Inc., Class A 21,765
543 Piper Sandler Cos. 134,479
394 PJT Partners, Inc., Class A 54,325
3,778 Raymond James Financial, Inc. 524,802
12,403 Robinhood Markets, Inc., Class A* 516,213
2,417 S&P Global, Inc. 1,228,078

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
4,244 SEI Investments Co. $ 329,462
660 Silvercrest Asset Management Group, Inc., Class A 10,798
5,264 State Street Corp. 471,286
640 StepStone Group, Inc., Class A 33,427
3,570 Stifel Financial Corp. 336,508
2,232 StoneX Group, Inc.* 170,480
4,711 T. Rowe Price Group, Inc. 432,800
1,319 Tradeweb Markets, Inc., Class A 195,819
1,975 Victory Capital Holdings, Inc., Class A 114,293
3,647 Virtu Financial, Inc., Class A 139,024
384 Virtus Investment Partners, Inc. 66,186
425 Westwood Holdings Group, Inc. 6,885
5,349 WisdomTree, Inc. 47,713
23,560,266
Chemicals ( 1 .7% ):
1,366 AdvanSix, Inc. 30,940
2,524 Air Products and Chemicals, Inc. 744,378
2,265 Albemarle Corp. 163,125
1,157 American Vanguard Corp. 5,091
1,705 Ashland, Inc. 101,090
2,280 Aspen Aerogels, Inc.* 14,569
3,665 Avient Corp. 136,191
9,849 Axalta Coating Systems, Ltd.* 326,691
1,038 Balchem Corp. 172,308
2,353 Cabot Corp. 195,628
2,236 Celanese Corp. 126,938
5,802 CF Industries Holdings, Inc. 453,426
1,736 Chemours Co. (The) 23,488
12,613 Corteva, Inc. 793,736
12,312 Dow, Inc. 429,935
7,160 DuPont de Nemours, Inc. 534,709
4,299 Eastman Chemical Co. 378,785
2,791 Ecolab, Inc. 707,574
4,830 Ecovyst, Inc.* 29,946
7,321 Element Solutions, Inc. 165,528
3,723 FMC Corp. 157,073
629 Hawkins, Inc. 66,624
2,188 HB Fuller Co. 122,791
4,875 Huntsman Corp. 76,976
1,105 Ingevity Corp.* 43,747
976 Innospec, Inc. 92,476
4,951 International Flavors & Fragrances, Inc. 384,247
1,037 Intrepid Potash, Inc.* 30,478
783 Koppers Holdings, Inc. 21,924
2,011 Kronos Worldwide, Inc. 15,042
5,851 Linde plc 2,724,460
5,203 LSB Industries, Inc.* 34,288
8,377 LyondellBasell Industries NV, Class A 589,741
2,017 Mativ Holdings, Inc. 12,566
1,528 Minerals Technologies, Inc. 97,135
10,737 Mosaic Co. (The) 290,006
389 NewMarket Corp. 220,349
4,222 Olin Corp. 102,341
3,864 Orion SA 49,962
5,387 Perimeter Solutions, Inc.* 54,247
6,098 PPG Industries, Inc. 666,816
405 Quaker Chemical Corp. 50,062
3,631 Rayonier Advanced Materials, Inc.* 20,878
3,014 RPM International, Inc. 348,660
Shares Value
Common Stocks, continued
Chemicals, continued
1,384 Sensient Technologies Corp. $ 103,011
2,942 Sherwin-Williams Co. (The) 1,027,317
744 Stepan Co. 40,950
5,093 Tronox Holdings plc 35,855
1,374 Westlake Corp. 137,441
13,151,539
Commercial Services & Supplies ( 0 .8% ):
2,550 ABM Industries, Inc. 120,768
2,927 ACCO Brands Corp. 12,264
1,392 ACV Auctions, Inc., Class A* 19,613
1,452 Brady Corp., Class A 102,569
3,454 BrightView Holdings, Inc.* 44,349
1,624 Brink's Co. (The) 139,924
1,941 Casella Waste Systems, Inc.* 216,441
790 CECO Environmental Corp.* 18,012
718 Cimpress plc* 32,475
4,129 Cintas Corp. 848,633
433 Civeo Corp. 9,959
2,368 Clean Harbors, Inc.* 466,733
7,760 Copart, Inc.* 439,138
1,498 Deluxe Corp. 23,683
4,985 Driven Brands Holdings, Inc.* 85,443
1,613 Ennis, Inc. 32,405
2,503 Enviri Corp.* 16,645
2,148 Healthcare Services Group, Inc.* 21,652
1,610 HNI Corp. 71,404
2,041 Interface, Inc. 40,493
1,201 Liquidity Services, Inc.* 37,243
919 Matthews International Corp., Class A 20,439
2,593 MillerKnoll, Inc. 49,630
400 Montrose Environmental Group, Inc.* 5,704
1,150 MSA Safety, Inc. 168,694
1,552 NL Industries, Inc. 12,261
5,118 OPENLANE, Inc.* 98,675
1,003 Pursuit Attractions and Hospitality, Inc.* 35,496
2,606 Quad/Graphics, Inc. 14,203
3,162 Republic Services, Inc. 765,710
7,269 Rollins, Inc. 392,744
2,563 Steelcase, Inc., Class A 28,090
7,635 Tetra Tech, Inc. 223,324
615 UniFirst Corp. 107,010
2,205 Veralto Corp. 214,877
4,135 Vestis Corp. 40,937
824 VSE Corp. 98,872
4,968 Waste Management, Inc. 1,150,142
6,226,654
Communications Equipment ( 0 .8% ):
752 Applied Optoelectronics, Inc.* 11,543
7,512 Arista Networks, Inc.* 582,030
1,420 Calix, Inc.* 50,325
4,176 Ciena Corp.* 252,356
45,046 Cisco Systems, Inc. 2,779,789
756 Comtech Telecommunications Corp.* 1,210
1,262 Digi International, Inc.* 35,121
1,985 Extreme Networks, Inc.* 26,261
1,768 F5, Inc.* 470,765
2,194 Harmonic, Inc.* 21,040
12,006 Juniper Networks, Inc. 434,497

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment, continued
909 KVH Industries, Inc.* $ 4,809
1,080 Lumentum Holdings, Inc.* 67,327
2,069 Motorola Solutions, Inc. 905,829
1,010 NETGEAR, Inc.* 24,704
2,564 NetScout Systems, Inc.* 53,870
3,679 Ribbon Communications, Inc.* 14,422
18,618 Sirius XM Holdings, Inc. 419,743
2,004 Viasat, Inc.* 20,882
7,865 Viavi Solutions, Inc.* 88,009
6,264,532
Construction & Engineering ( 0 .5% ):
2,920 AECOM 270,772
7,278 API Group Corp.* 260,261
2,306 Arcosa, Inc. 177,839
455 Argan, Inc. 59,682
125 Cadeler A/S, ADR* 2,458
1,133 Comfort Systems USA, Inc. 365,200
1,733 Concrete Pumping Holdings, Inc. 9,462
1,213 Construction Partners, Inc., Class A* 87,178
1,320 Dycom Industries, Inc.* 201,089
976 EMCOR Group, Inc. 360,759
1,676 Everus Construction Group, Inc.* 62,163
5,880 Fluor Corp.* 210,622
1,277 Granite Construction, Inc. 96,286
2,266 Great Lakes Dredge & Dock Corp.* 19,714
770 IES Holdings, Inc.* 127,135
2,285 MasTec, Inc.* 266,682
1,750 Matrix Service Co.* 21,752
9,107 MDU Resources Group, Inc. 153,999
475 MYR Group, Inc.* 53,718
2,101 Orion Group Holdings, Inc.* 10,988
1,923 Primoris Services Corp. 110,399
1,895 Quanta Services, Inc. 481,671
1,033 Sterling Infrastructure, Inc.* 116,946
1,648 Tutor Perini Corp.* 38,201
718 Valmont Industries, Inc. 204,896
6,523 WillScot Holdings Corp. 181,339
3,951,211
Construction Materials ( 0 .2% ):
1,051 CRH plc 92,456
1,330 Eagle Materials, Inc. 295,167
1,880 Knife River Corp.* 169,595
1,129 Martin Marietta Materials, Inc. 539,809
655 United States Lime & Minerals, Inc. 57,889
2,359 Vulcan Materials Co. 550,355
1,705,271
Consumer Finance ( 0 .9% ):
9,985 Ally Financial, Inc. 364,153
7,700 American Express Co. 2,071,685
283 Atlanticus Holdings Corp.* 14,475
2,004 Bread Financial Holdings, Inc. 100,360
4,219 Capital One Financial Corp. 756,467
1,912 Consumer Portfolio Services, Inc.* 16,577
322 Credit Acceptance Corp.* 166,265
4,439 Discover Financial Services 757,737
1,171 Encore Capital Group, Inc.* 40,142
1,186 Enova International, Inc.* 114,520
Shares Value
Common Stocks, continued
Consumer Finance, continued
3,948 EZCORP, Inc., Class A* $ 58,115
1,863 FirstCash Holdings, Inc. 224,156
1,425 Green Dot Corp., Class A* 12,027
5,431 LendingClub Corp.* 56,048
194 LendingTree, Inc.* 9,752
6,497 Navient Corp. 82,057
1,103 Nelnet, Inc., Class A 122,356
750 Old Market Capital Corp.* 4,515
5,098 OneMain Holdings, Inc. 249,190
1,683 PRA Group, Inc.* 34,703
1,271 PROG Holdings, Inc. 33,809
568 Regional Management Corp. 17,103
9,102 SLM Corp. 267,326
30,929 SoFi Technologies, Inc.* 359,704
8,490 Synchrony Financial 449,461
237 World Acceptance Corp.* 29,992
6,412,695
Consumer Staples Distribution & Retail ( 2 .3% ):
25,487 Albertsons Cos., Inc., Class A 560,459
1,137 Andersons, Inc. (The) 48,811
1,614 Casey's General Stores, Inc. 700,541
1,143 Chefs' Warehouse, Inc. (The)* 62,248
5,051 Costco Wholesale Corp. 4,777,135
8,028 Dollar General Corp. 705,902
6,242 Dollar Tree, Inc.* 468,587
3,290 Grocery Outlet Holding Corp.* 45,994
613 Ingles Markets, Inc., Class A 39,925
24,197 Kroger Co. (The) 1,637,895
1,960 Maplebear, Inc.* 78,184
1,720 Natural Grocers by Vitamin Cottage, Inc. 69,144
6,901 Performance Food Group Co.* 542,626
1,207 PriceSmart, Inc. 106,035
3,371 Sprouts Farmers Market, Inc.* 514,549
9,803 Sysco Corp. 735,617
8,897 Target Corp. 928,491
2,137 United Natural Foods, Inc.* 58,532
8,249 US Foods Holding Corp.* 539,980
738 Village Super Market, Inc., Class A 28,051
16,658 Walgreens Boots Alliance, Inc. 186,070
48,108 Walmart, Inc. 4,223,401
857 Weis Markets, Inc. 66,032
17,124,209
Containers & Packaging ( 0 .7% ):
54,234 Amcor plc 526,070
2,242 AptarGroup, Inc. 332,668
2,194 Avery Dennison Corp. 390,466
5,632 Ball Corp. 293,258
4,455 Berry Global Group, Inc. 311,003
4,073 Crown Holdings, Inc. 363,556
14,456 Graphic Packaging Holding Co. 375,278
930 Greif, Inc., Class A 51,141
710 Greif, Inc., Class B 42,089
7,644 International Paper Co. 407,807
1,253 Myers Industries, Inc. 14,948
8,022 O-I Glass, Inc.* 92,012
2,592 Packaging Corp. of America 513,268
6,012 Pactiv Evergreen, Inc. 108,276
6,404 Sealed Air Corp. 185,076

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
4,214 Silgan Holdings, Inc. $ 215,420
10,188 Smurfit WestRock plc 459,071
3,819 Sonoco Products Co. 180,410
1,718 TriMas Corp. 40,253
4,902,070
Distributors ( 0 .1% ):
4,434 Genuine Parts Co. 528,267
6,205 LKQ Corp. 263,961
923 Pool Corp. 293,837
811 Weyco Group, Inc. 24,719
1,110,784
Diversified Consumer Services ( 0 .3% ):
36,362 ADT, Inc. 295,987
1,608 Adtalem Global Education, Inc.* 161,829
541 American Public Education, Inc.* 12,075
1,957 Bright Horizons Family Solutions, Inc.* 248,617
418 Carriage Services, Inc. 16,197
5,672 Chegg, Inc.* 3,626
1,590 Coursera, Inc.* 10,589
2,971 Frontdoor, Inc.* 114,146
112 Graham Holdings Co., Class B 107,616
959 Grand Canyon Education, Inc.* 165,926
3,283 H&R Block, Inc. 180,270
6,794 Laureate Education, Inc.* 138,937
2,547 Mister Car Wash, Inc.* 20,096
2,352 OneSpaWorld Holdings, Ltd. 39,490
2,522 Perdoceo Education Corp. 63,504
5,274 Service Corp. International 422,975
1,012 Strategic Education, Inc. 84,968
1,470 Stride, Inc.* 185,955
1,696 Universal Technical Institute, Inc.* 43,553
2,316,356
Diversified Telecommunication Services ( 1 .2% ):
398 Anterix, Inc.* 14,567
133,519 AT&T, Inc. 3,775,917
461 ATN International, Inc. 9,363
9,754 Frontier Communications Parent, Inc.* 349,778
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp., Class B 55,415
5,374 Iridium Communications, Inc. 146,818
7,752 Liberty Global, Ltd., Class A* 89,225
7,480 Liberty Global, Ltd., Class C* 89,536
1,489 Liberty Latin America, Ltd., Class A* 9,425
8,852 Liberty Latin America, Ltd., Class C* 54,971
1,333 Shenandoah Telecommunications Co. 16,756
3,046 Sunrise Communications AG, ADR* 147,091
97,419 Verizon Communications, Inc. 4,418,926
9,177,788
Electric Utilities ( 1 .4% ):
1,925 ALLETE, Inc. 126,473
6,807 Alliant Energy Corp. 438,030
6,851 American Electric Power Co., Inc. 748,609
3,141 Constellation Energy Corp. 633,320
7,580 Duke Energy Corp. 924,533
5,190 Edison International 305,795
5,497 Entergy Corp. 469,939
Shares Value
Common Stocks, continued
Electric Utilities, continued
6,158 Evergy, Inc. $ 424,594
4,858 Eversource Energy 301,730
13,020 Exelon Corp. 599,962
7,146 FirstEnergy Corp. 288,841
1,272 Genie Energy, Ltd., Class B 19,144
1,318 Hawaiian Electric Industries, Inc.* 14,432
1,110 IDACORP, Inc. 129,004
1,002 MGE Energy, Inc. 93,146
20,157 NextEra Energy, Inc. 1,428,930
4,057 NRG Energy, Inc. 387,281
5,041 OGE Energy Corp. 231,684
1,274 Otter Tail Corp. 102,391
30,798 PG&E Corp. 529,110
3,069 Pinnacle West Capital Corp. 292,322
3,124 Portland General Electric Co. 139,330
10,031 PPL Corp. 362,219
10,643 Southern Co. (The) 978,624
2,496 TXNM Energy, Inc. 133,486
7,594 Xcel Energy, Inc. 537,579
10,640,508
Electrical Equipment ( 0 .7% ):
1,082 Acuity, Inc. 284,945
424 Allient, Inc. 9,320
4,194 AMETEK, Inc. 721,955
1,483 Atkore, Inc. 88,965
2,867 Eaton Corp. plc 779,337
4,723 Emerson Electric Co. 517,830
1,312 EnerSys 120,153
326 FuelCell Energy, Inc.*^ 1,496
1,473 GE Vernova, Inc. 449,678
1,659 Generac Holdings, Inc.* 210,112
1,142 Hubbell, Inc. 377,899
1,831 LSI Industries, Inc. 31,127
195 NEXTracker, Inc., Class A* 8,217
5,236 nVent Electric plc 274,471
14,602 Plug Power, Inc.* 19,713
497 Powell Industries, Inc. 84,654
400 Preformed Line Products Co. 56,036
2,091 Regal Rexnord Corp. 238,060
1,922 Rockwell Automation, Inc. 496,606
4,988 Sensata Technologies Holding plc 121,059
3,376 Shoals Technologies Group, Inc., Class A* 11,208
5,988 Sunrun, Inc.* 35,090
1,298 Thermon Group Holdings, Inc.* 36,149
6,136 Vertiv Holdings Co., Class A 443,019
1,148 Vicor Corp.* 53,704
5,470,803
Electronic Equipment, Instruments & Components ( 1 .2% ):
1,108 Advanced Energy Industries, Inc. 105,603
13,088 Amphenol Corp., Class A 858,442
1,917 Arrow Electronics, Inc.* 199,042
3,766 Avnet, Inc. 181,107
794 Badger Meter, Inc. 151,058
550 Bel Fuse, Inc., Class B 41,173
1,317 Belden, Inc. 132,029
1,054 Benchmark Electronics, Inc. 40,084
2,087 CDW Corp. 334,463
4,582 Cognex Corp. 136,681

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,859 Coherent Corp.* $ 315,543
15,050 Corning, Inc. 688,989
1,712 Crane NXT Co. 87,997
1,231 CTS Corp. 51,148
2,838 Daktronics, Inc.* 34,567
1,053 ePlus, Inc.* 64,265
1,280 Fabrinet* 252,813
392 FARO Technologies, Inc.* 10,702
12,223 Flex, Ltd.* 404,337
640 Frequency Electronics, Inc. 10,016
791 Insight Enterprises, Inc.* 118,642
1,251 IPG Photonics Corp.* 78,988
1,409 Itron, Inc.* 147,607
3,792 Jabil, Inc. 515,977
3,086 Keysight Technologies, Inc.* 462,190
1,603 Kimball Electronics, Inc.* 26,369
4,646 Knowles Corp.* 70,619
850 Littelfuse, Inc. 167,229
1,471 Methode Electronics, Inc. 9,385
8,186 Mirion Technologies, Inc.* 118,697
1,008 Napco Security Technologies, Inc. 23,204
1,092 Novanta, Inc.* 139,634
594 OSI Systems, Inc.* 115,438
770 PAR Technology Corp.* 47,232
1,121 PC Connection, Inc. 69,973
785 Plexus Corp.* 100,582
581 Rogers Corp.* 39,235
2,372 Sanmina Corp.* 180,699
738 ScanSource, Inc.* 25,099
2,811 TD SYNNEX Corp. 292,232
5,269 TE Connectivity PLC 744,615
844 Teledyne Technologies, Inc.* 420,067
4,518 Trimble, Inc.* 296,607
4,437 TTM Technologies, Inc.* 91,003
3,058 Vishay Intertechnology, Inc. 48,622
6,734 Vontier Corp. 221,212
925 Zebra Technologies Corp.* 261,368
8,932,584
Energy Equipment & Services ( 0 .7% ):
5,227 Archrock, Inc. 137,156
17,931 Baker Hughes Co. 788,067
519 Bristow Group, Inc.* 16,390
2,328 Cactus, Inc., Class A 106,692
6,139 ChampionX Corp. 182,942
1,337 Core Laboratories, Inc. 20,042
562 DMC Global, Inc.* 4,732
1,078 Expro Group Holdings NV* 10,715
1,095 Expro Group Holdings NV* 10,884
306 Forum Energy Technologies, Inc.* 6,154
760 Geospace Technologies Corp.* 5,480
1,086 Gulf Island Fabrication, Inc.* 7,016
27,471 Halliburton Co. 696,939
5,456 Helix Energy Solutions Group, Inc.* 45,339
3,758 Helmerich & Payne, Inc. 98,159
1,028 Innovex International, Inc.* 18,463
511 Kodiak Gas Services, Inc. 19,060
7,097 Liberty Energy, Inc. 112,346
1,436 Mammoth Energy Services, Inc.* 2,929
935 Natural Gas Services Group, Inc.* 20,542
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
4,293 Noble Corp PLC $ 101,744
11,196 NOV, Inc. 170,403
4,799 NPK International, Inc.* 27,882
5,115 Oceaneering International, Inc.* 111,558
3,066 Oil States International, Inc.* 15,790
3,281 ProPetro Holding Corp.* 24,115
3,679 RPC, Inc. 20,235
26,457 Schlumberger NV 1,105,903
493 SEACOR Marine Holdings, Inc.* 2,495
1,954 Seadrill, Ltd.* 48,850
3,974 Select Water Solutions, Inc. 41,727
16,526 TechnipFMC plc 523,709
4,086 TETRA Technologies, Inc.* 13,729
2,580 Tidewater, Inc.* 109,057
21,064 Transocean, Ltd.* 66,773
1,954 Valaris, Ltd.* 76,714
2,965 Weatherford International plc 158,776
4,929,507
Entertainment ( 1 .4% ):
247 Atlanta Braves Holdings, Inc.* 10,836
1,311 Atlanta Braves Holdings, Inc., ADR* 52,453
5,104 Cinemark Holdings, Inc. 127,039
4,732 Electronic Arts, Inc. 683,869
2,645 IMAX Corp.* 69,696
619 Liberty Media Corp.-Liberty Formula One, Class A* 50,430
3,572 Liberty Media Corp.-Liberty Formula One, Class C* 321,516
1,139 Liberty Media Corp.-Liberty Live, Class A* 76,586
2,653 Liberty Media Corp.-Liberty Live, Class C* 180,775
2,111 Lions Gate Entertainment Corp., Class A* 18,682
4,430 Lions Gate Entertainment Corp., Class B* 35,086
3,423 Live Nation Entertainment, Inc.* 446,975
894 Madison Square Garden Entertainment Corp.* 29,269
595 Madison Square Garden Sports Corp.* 115,858
1,459 Marcus Corp. (The) 24,351
4,103 Netflix, Inc.* 3,826,171
1,419 Reading International, Inc., Class A* 1,972
4,024 ROBLOX Corp., Class A* 234,559
3,328 Roku, Inc.* 234,424
894 Sphere Entertainment Co.* 29,252
752 Spotify Technology SA* 413,623
2,753 Take-Two Interactive Software, Inc.* 570,559
1,287 TKO Group Holdings, Inc. 196,666
19,288 Walt Disney Co. (The) 1,903,726
43,342 Warner Bros Discovery, Inc.* 465,060
2,280 Warner Music Group Corp., Class A 71,478
10,190,911
Financial Services ( 4 .1% ):
3,551 Affirm Holdings, Inc.* 160,470
981 A-Mark Precious Metals, Inc. 24,888
3,139 Apollo Global Management, Inc. 429,855
6,202 AvidXchange Holdings, Inc.* 52,593
17,994 Berkshire Hathaway, Inc., Class B* 9,583,244
7,015 Block, Inc.* 381,125
687 Cass Information Systems, Inc. 29,713
15,200 Corebridge Financial, Inc. 479,864
2,817 Enact Holdings, Inc. 97,891
6,943 Equitable Holdings, Inc. 361,661
4,544 Essent Group, Ltd. 262,280

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
1,694 Euronet Worldwide, Inc.* $ 181,004
409 EVERTEC, Inc. 15,039
403 Federal Agricultural Mortgage Corp., Class C 75,566
9,959 Fidelity National Information Services, Inc. 743,738
6,250 Fiserv, Inc.* 1,380,187
2,700 Flywire Corp.* 25,650
4,563 Global Payments, Inc. 446,809
1,101 I3 Verticals, Inc., Class A* 27,162
1,320 International Money Express, Inc.* 16,658
2,536 Jack Henry & Associates, Inc. 463,074
3,595 Jackson Financial, Inc., Class A 301,189
11,557 Marqeta, Inc., Class A* 47,615
9,738 Mastercard, Inc., Class A 5,337,593
1,982 Merchants Bancorp 73,334
9,852 MGIC Investment Corp. 244,133
1,888 Mr. Cooper Group, Inc.* 225,805
4,617 NCR Atleos Corp.* 121,796
3,107 NMI Holdings, Inc.* 112,007
465 Onity Group, Inc.* 15,029
8,549 Payoneer Global, Inc.* 62,493
11,161 PayPal Holdings, Inc.* 728,255
1,468 Paysafe, Ltd.* 23,033
2,123 PennyMac Financial Services, Inc. 212,533
6,409 Radian Group, Inc. 211,946
4,683 Remitly Global, Inc.* 97,406
3,168 Repay Holdings Corp.* 17,646
1,219 Rocket Cos., Inc., Class A 14,713
1,805 Shift4 Payments, Inc., Class A* 147,486
4,841 Toast, Inc., Class A* 160,576
18,052 Visa, Inc., Class A 6,326,504
4,007 Voya Financial, Inc. 271,514
1,503 Walker & Dunlop, Inc. 128,296
728 Waterstone Financial, Inc. 9,792
13,449 Western Union Co. (The) 142,290
1,434 WEX, Inc.* 225,167
30,496,622
Food Products ( 1 .1% ):
364 Archer-Daniels-Midland Co. 17,476
2,035 B&G Foods, Inc.^ 13,980
3,050 Bunge Global SA 233,081
270 Calavo Growers, Inc. 6,477
1,483 Cal-Maine Foods, Inc. 134,805
10,247 Conagra Brands, Inc. 273,287
5,372 Darling Ingredients, Inc.* 167,821
3,515 Dole PLC 50,792
1,004 Farmer Bros. Co.* 2,229
7,922 Flowers Foods, Inc. 150,597
2,403 Fresh Del Monte Produce, Inc. 74,084
1,265 Freshpet, Inc.* 105,210
14,644 General Mills, Inc. 875,565
2,250 Hain Celestial Group, Inc. (The)* 9,337
3,659 Hershey Co. (The) 625,799
9,244 Hormel Foods Corp. 286,009
2,525 Ingredion, Inc. 341,405
518 J & J Snack Foods Corp. 68,231
3,325 JM Smucker Co. (The) 393,713
300 John B Sanfilippo & Son, Inc. 21,258
2,846 Kellanova 234,767
20,839 Kraft Heinz Co. (The) 634,131
Shares Value
Common Stocks, continued
Food Products, continued
5,580 Lamb Weston Holdings, Inc. $ 297,414
916 Lancaster Colony Corp. 160,300
4,436 McCormick & Co., Inc. 365,127
778 McCormick & Co., Inc. (Maryland) 63,835
3,145 Mission Produce, Inc.* 32,960
13,229 Mondelez International, Inc., Class A 897,588
4,602 Pilgrim's Pride Corp. 250,855
2,182 Post Holdings, Inc.* 253,898
29 Seaboard Corp. 78,216
266 Seneca Foods Corp., Class A* 23,685
3,683 Simply Good Foods Co. (The)* 127,027
8,996 The Campbell's Company 359,120
1,137 Tootsie Roll Industries, Inc. 35,797
1,335 TreeHouse Foods, Inc.* 36,165
4,785 Tyson Foods, Inc., Class A 305,331
1,200 Utz Brands, Inc. 16,896
1,400 Vital Farms, Inc.* 42,658
2,207 WK Kellogg Co. 43,985
8,110,911
Gas Utilities ( 0 .2% ):
2,126 Atmos Energy Corp. 328,637
785 Chesapeake Utilities Corp. 100,818
2,460 National Fuel Gas Co. 194,807
4,288 New Jersey Resources Corp. 210,369
1,716 Northwest Natural Holding Co. 73,307
1,836 ONE Gas, Inc. 138,783
232 RGC Resources, Inc. 4,842
2,161 Southwest Gas Holdings, Inc. 155,160
1,603 Spire, Inc. 125,435
6,279 UGI Corp. 207,647
1,539,805
Ground Transportation ( 1 .1% ):
627 ArcBest Corp. 44,254
454 Avis Budget Group, Inc.*^ 34,459
838 Covenant Logistics Group, Inc. 18,604
39,810 CSX Corp. 1,171,608
1,925 Heartland Express, Inc. 17,749
14,347 Hertz Global Holdings, Inc.*^ 56,527
3,565 JB Hunt Transport Services, Inc. 527,442
5,291 Knight-Swift Transportation Holdings, Inc. 230,106
1,241 Landstar System, Inc. 186,398
3,042 Marten Transport, Ltd. 41,736
3,912 Norfolk Southern Corp. 926,557
3,085 Old Dominion Freight Line, Inc. 510,413
1,600 PAMT Corp.* 19,424
4,704 RXO, Inc.* 89,846
1,902 Ryder System, Inc. 273,527
617 Saia, Inc.* 215,598
3,510 Schneider National, Inc., Class B 80,204
12,362 Uber Technologies, Inc.* 900,695
870 U-Haul Holding Co., ADR* 56,863
6,261 U-Haul Holding Co., Class B 370,526
7,627 Union Pacific Corp. 1,801,802
1,564 Universal Logistics Holdings, Inc. 41,039
2,380 Werner Enterprises, Inc. 69,734
2,834 XPO, Inc.* 304,882
7,989,993

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies ( 2 .0% ):
18,571 Abbott Laboratories $ 2,463,443
2,269 Accuray, Inc.* 4,062
1,146 Align Technology, Inc.* 182,054
912 AngioDynamics, Inc.* 8,564
1,619 Artivion, Inc.* 39,795
1,507 AtriCure, Inc.* 48,616
1,629 Avanos Medical, Inc.* 23,344
9,817 Baxter International, Inc. 336,036
3,257 Becton Dickinson & Co. 746,048
12,301 Boston Scientific Corp.* 1,240,925
703 CONMED Corp. 42,454
3,443 Cooper Cos., Inc. (The)* 290,417
4,674 DENTSPLY SIRONA, Inc. 69,830
4,104 Dexcom, Inc.* 280,262
4,976 Edwards Lifesciences Corp.* 360,660
994 Embecta Corp. 12,673
1,499 Enovis Corp.* 57,277
5,573 Envista Holdings Corp.* 96,190
11,931 GE HealthCare Technologies, Inc. 962,951
431 Globus Medical, Inc.* 31,549
1,615 Haemonetics Corp.* 102,633
3,825 Hologic, Inc.* 236,270
973 ICU Medical, Inc.* 135,111
1,263 IDEXX Laboratories, Inc.* 530,397
433 Inogen, Inc.* 3,087
1,638 Insulet Corp.* 430,155
979 Integer Holdings Corp.* 115,532
2,383 Integra LifeSciences Holdings Corp.* 52,402
2,060 Intuitive Surgical, Inc.* 1,020,256
2,767 Lantheus Holdings, Inc.* 270,059
619 LeMaitre Vascular, Inc. 51,934
725 LENSAR, Inc.* 10,237
2,136 LivaNova plc* 83,902
1,261 Masimo Corp.* 210,083
13,827 Medtronic plc 1,242,494
1,792 Merit Medical Systems, Inc.* 189,432
6,551 Neogen Corp.* 56,797
600 Nevro Corp.* 3,504
442 OmniAb Operations, Inc. - Vesting 12.5*(a) —
442 OmniAb Operations, Inc. - Vesting 15*(a) —
1,974 Omnicell, Inc.* 69,011
2,205 OraSure Technologies, Inc.* 7,431
825 Orthofix Medical, Inc.* 13,456
1,309 OrthoPediatrics Corp.* 32,241
656 Penumbra, Inc.* 175,421
1,798 QuidelOrtho Corp.* 62,876
2,221 ResMed, Inc. 497,171
1,569 STAAR Surgical Co.* 27,661
1,704 STERIS plc 386,212
2,745 Stryker Corp. 1,021,826
1,483 Teleflex, Inc. 204,936
193 UFP Technologies, Inc.* 38,930
227 Utah Medical Products, Inc. 12,721
1,100 Varex Imaging Corp.* 12,760
3,451 Zimmer Biomet Holdings, Inc. 390,584
217 Zimvie, Inc.* 2,344
14,997,016
Health Care Providers & Services ( 2 .5% ):
2,574 Acadia Healthcare Co., Inc.* 78,044
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
1,600 Accolade, Inc.* $ 11,168
5,283 AdaptHealth Corp.* 57,268
643 Addus HomeCare Corp.* 63,586
1,363 Amedisys, Inc.* 126,255
730 AMN Healthcare Services, Inc.* 17,856
1,845 Astrana Health, Inc.* 57,213
9,264 Brookdale Senior Living, Inc.* 57,993
3,268 Cardinal Health, Inc. 450,232
431 Castle Biosciences, Inc.* 8,629
2,596 Cencora, Inc. 721,922
8,687 Centene Corp.* 527,388
455 Chemed Corp. 279,971
4,236 Cigna Group (The) 1,393,644
5,028 Community Health Systems, Inc.* 13,576
4,538 Concentra Group Holdings Parent, Inc. 98,475
1,449 CorVel Corp.* 162,245
1,732 Cross Country Healthcare, Inc.* 25,789
12,430 CVS Health Corp. 842,132
1,629 DaVita, Inc.* 249,188
2,819 Elevance Health, Inc. 1,226,152
4,542 Encompass Health Corp. 460,014
1,271 Enhabit, Inc.* 11,172
1,863 Ensign Group, Inc. (The) 241,072
790 Fulgent Genetics, Inc.* 13,351
1,863 HCA Healthcare, Inc. 643,760
2,817 HealthEquity, Inc.* 248,938
3,879 Henry Schein, Inc.* 265,673
2,120 Humana, Inc. 560,952
1,529 InfuSystem Holdings, Inc.* 8,226
1,601 Labcorp Holdings, Inc. 372,617
1,267 McKesson Corp. 852,678
864 ModivCare, Inc.* 1,136
1,675 Molina Healthcare, Inc.* 551,728
575 National HealthCare Corp. 53,360
819 National Research Corp. 10,483
2,819 NeoGenomics, Inc.* 26,752
10,235 OPKO Health, Inc.*^ 16,990
3,934 Option Care Health, Inc.* 137,493
2,580 Owens & Minor, Inc.* 23,297
3,988 Patterson Cos., Inc. 124,585
5,162 Pediatrix Medical Group, Inc.* 74,797
792 Pennant Group, Inc. (The)* 19,919
4,309 Premier, Inc., Class A 83,078
3,140 Privia Health Group, Inc.* 70,493
2,024 Progyny, Inc.* 45,216
2,702 Quest Diagnostics, Inc. 457,178
2,449 RadNet, Inc.* 121,764
5,624 Select Medical Holdings Corp. 93,921
1,128 Solventum Corp.* 85,773
3,605 Surgery Partners, Inc.* 85,619
4,633 Tenet Healthcare Corp.* 623,139
10,719 UnitedHealth Group, Inc. 5,614,076
2,152 Universal Health Services, Inc., Class B 404,361
542 US Physical Therapy, Inc. 39,219
18,911,556
Health Care Technology ( 0 .1% ):
447 American Well Corp., Class A* 3,522
5,067 Certara, Inc.* 50,163
3,003 Definitive Healthcare Corp.* 8,679

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Technology, continued
3,607 Doximity, Inc., Class A* $ 209,314
3,122 Evolent Health, Inc., Class A* 29,565
3,097 GoodRx Holdings, Inc., Class A* 13,658
1,056 Health Catalyst, Inc.* 4,784
1,357 HealthStream, Inc. 43,668
859 Schrodinger, Inc.* 16,957
394 Simulations Plus, Inc. 9,661
5,449 Teladoc Health, Inc.* 43,374
339 TruBridge, Inc.* 9,329
1,931 Veeva Systems, Inc., Class A* 447,278
889,952
Hotels, Restaurants & Leisure ( 2 .1% ):
3,133 Airbnb, Inc., Class A* 374,268
9,149 Aramark 315,823
6 Biglari Holdings, Inc., Class A* 6,600
67 Biglari Holdings, Inc., Class B* 14,508
1,126 BJ's Restaurants, Inc.* 38,577
4,525 Bloomin' Brands, Inc. 32,444
323 Booking Holdings, Inc. 1,488,032
1,059 Boyd Gaming Corp. 69,714
1,261 Brinker International, Inc.* 187,952
7,207 Caesars Entertainment, Inc.* 180,175
17,671 Carnival Corp.* 345,115
2,527 Cheesecake Factory, Inc. (The) 122,964
15,909 Chipotle Mexican Grill, Inc.* 798,791
1,340 Choice Hotels International, Inc.^ 177,925
2,252 Churchill Downs, Inc. 250,130
718 Cracker Barrel Old Country Store, Inc. 27,873
2,268 Darden Restaurants, Inc. 471,200
1,810 Dave & Buster's Entertainment, Inc.* 31,802
1,239 Denny's Corp.* 4,547
362 Dine Brands Global, Inc. 8,424
562 Domino's Pizza, Inc. 258,211
1,905 DoorDash, Inc., Class A* 348,177
4,152 DraftKings, Inc.* 137,888
1,288 El Pollo Loco Holdings, Inc.* 13,266
2,235 Expedia Group, Inc. 375,703
2,093 First Watch Restaurant Group, Inc.* 34,848
3,510 Hilton Grand Vacations, Inc.* 131,309
2,342 Hilton Worldwide Holdings, Inc. 532,922
789 Hyatt Hotels Corp., Class A 96,652
323 Jack in the Box, Inc. 8,782
6,834 Krispy Kreme, Inc. 33,623
9,805 Las Vegas Sands Corp. 378,767
7,924 Life Time Group Holdings, Inc.* 239,305
1,893 Light & Wonder, Inc.* 163,953
2,378 Marriott International, Inc., Class A 566,440
1,545 Marriott Vacations Worldwide Corp. 99,251
6,924 McDonald's Corp. 2,162,850
1,328 MGM Resorts International* 39,362
341 Nathan's Famous, Inc. 32,864
10,170 Norwegian Cruise Line Holdings, Ltd.* 192,823
977 Papa John's International, Inc. 40,135
4,460 Penn Entertainment, Inc.* 72,743
2,327 Planet Fitness, Inc., Class A* 224,811
6,341 Playa Hotels & Resorts NV* 84,526
763 Potbelly Corp.* 7,256
878 Red Robin Gourmet Burgers, Inc.* 3,126
3,616 Royal Caribbean Cruises, Ltd. 742,871
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
693 Seaport Entertainment Group, Inc.* $ 14,879
1,202 Shake Shack, Inc., Class A* 105,980
11,235 Starbucks Corp. 1,102,041
4,289 Sweetgreen, Inc., Class A* 107,311
2,377 Texas Roadhouse, Inc. 396,080
2,060 Travel + Leisure Co. 95,357
1,834 United Parks & Resorts, Inc.* 83,374
1,228 Vail Resorts, Inc. 196,505
7,813 Wendy's Co. (The) 114,304
728 Wingstop, Inc. 164,222
2,673 Wyndham Hotels & Resorts, Inc. 241,933
2,917 Wynn Resorts, Ltd. 243,569
3,673 Yum! Brands, Inc. 577,983
15,412,866
Household Durables ( 0 .9% ):
906 Beazer Homes USA, Inc.* 18,473
283 Cavco Industries, Inc.* 147,055
1,260 Century Communities, Inc. 84,546
1,700 Champion Homes, Inc.* 161,092
5,003 D.R. Horton, Inc. 636,031
1,479 Dream Finders Homes, Inc., Class A* 33,366
1,530 Ethan Allen Interiors, Inc. 42,381
431 Flexsteel Industries, Inc. 15,736
3,508 Garmin, Ltd. 761,692
2,761 GoPro, Inc., Class A* 1,830
1,329 Green Brick Partners, Inc.* 77,494
996 Helen of Troy, Ltd.* 53,276
500 Hooker Furnishings Corp. 5,020
145 Hovnanian Enterprises, Inc., Class A* 15,183
1,014 Installed Building Products, Inc. 173,861
596 iRobot Corp.* 1,609
2,155 KB Home 125,249
2,050 La-Z-Boy, Inc. 80,135
4,316 Leggett & Platt, Inc. 34,140
4,741 Lennar Corp., Class A 544,172
119 Lennar Corp., Class B 12,979
663 LGI Homes, Inc.* 44,070
1,017 Lifetime Brands, Inc. 5,014
233 M/I Homes, Inc.* 26,604
374 Meritage Homes Corp. 26,509
2,174 Mohawk Industries, Inc.* 248,227
17,750 Newell Brands, Inc. 110,050
87 NVR, Inc.* 630,262
6,441 PulteGroup, Inc. 662,135
7,911 Purple Innovation, Inc.* 6,006
4,727 SharkNinja, Inc.* 394,279
4,489 Somnigroup International, Inc. 268,801
4,283 Taylor Morrison Home Corp.* 257,151
3,427 Toll Brothers, Inc. 361,857
1,110 TopBuild Corp.* 338,495
3,803 Tri Pointe Homes, Inc.* 121,392
320 Universal Electronics, Inc.* 1,958
1,621 VOXX International Corp. 12,158
2,226 Whirlpool Corp. 200,629
1,232 Worthington Enterprises, Inc. 61,711
6,802,628
Household Products ( 1 .0% ):
5,034 BJ's Wholesale Club Holdings, Inc.* 574,379

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products, continued
2,328 Central Garden & Pet Co., Class A* $ 76,195
3,717 Church & Dwight Co., Inc. 409,205
2,090 Clorox Co. (The) 307,752
9,715 Colgate-Palmolive Co. 910,295
2,927 Energizer Holdings, Inc. 87,576
5,369 Kimberly-Clark Corp. 763,579
666 Oil-Dri Corp. of America 30,583
24,814 Procter & Gamble Co. (The) 4,228,802
5,846 Reynolds Consumer Products, Inc. 139,486
1,363 Spectrum Brands Holdings, Inc. 97,523
441 WD-40 Co. 107,604
7,732,979
Independent Power and Renewable Electricity Producers
( 0 .2% ):
15,013 AES Corp. (The) 186,461
5,187 Brookfield Renewable Corp. 144,821
1,323 Clearway Energy, Inc., Class A 37,653
2,426 Clearway Energy, Inc., Class C 73,435
2,397 Ormat Technologies, Inc. 169,636
7,846 Vistra Corp. 921,434
1,533,440
Industrial Conglomerates ( 0 .5% ):
6,285 3M Co. 923,015
7,448 General Electric Co. 1,490,717
7,049 Honeywell International, Inc. 1,492,626
3,906,358
Insurance ( 3 .5% ):
6,488 Aflac, Inc. 721,401
4,454 Allstate Corp. (The) 922,290
2,928 American Financial Group, Inc. 384,563
12,520 American International Group, Inc. 1,088,489
745 AMERISAFE, Inc. 39,150
2,263 Aon plc, Class A 903,141
7,702 Arch Capital Group, Ltd. 740,778
2,482 Arthur J. Gallagher & Co. 856,886
1,816 Assurant, Inc. 380,906
2,092 Assured Guaranty, Ltd. 184,305
3,379 Axis Capital Holdings, Ltd. 338,711
1,546 Baldwin Insurance Group, Inc. (The)* 69,091
2,229 Brighthouse Financial, Inc.* 129,260
5,438 Brown & Brown, Inc. 676,487
4,311 Chubb, Ltd. 1,301,879
2,810 Cincinnati Financial Corp. 415,093
2,176 Citizens, Inc.*^ 9,901
895 Crawford & Co., Class A 10,221
2,354 Crawford & Co., Class B 26,883
1,631 Donegal Group, Inc., Class A 32,017
800 eHealth, Inc.* 5,344
1,144 Employers Holdings, Inc. 57,932
760 Enstar Group, Ltd.* 252,609
477 Erie Indemnity Co., Class A 199,887
766 Everest Group, Ltd. 278,311
1,631 F&G Annuities & Life, Inc. 58,798
6,854 Fidelity National Financial, Inc. 446,058
3,923 First American Financial Corp. 257,466
19,696 Genworth Financial, Inc.* 139,645
3,905 Globe Life, Inc. 514,367
Shares Value
Common Stocks, continued
Insurance, continued
318 Goosehead Insurance, Inc., Class A $ 37,543
2,383 Greenlight Capital Re, Ltd., Class A* 32,290
1,122 Hanover Insurance Group, Inc. (The) 195,172
8,666 Hartford Insurance Group, Inc. (The) 1,072,244
397 HCI Group, Inc. 59,244
387 Heritage Insurance Holdings, Inc.* 5,581
1,991 Horace Mann Educators Corp. 85,075
153 Investors Title Co. 36,885
1,185 James River Group Holdings, Ltd. 4,977
2,788 Kemper Corp. 186,378
753 Kinsale Capital Group, Inc. 366,493
6,606 Lincoln National Corp. 237,221
4,808 Loews Corp. 441,903
5,556 Maiden Holdings, Ltd.* 3,169
255 Markel Group, Inc.* 476,751
5,261 Marsh & McLennan Cos., Inc. 1,283,842
2,590 Mercury General Corp. 144,781
14,410 MetLife, Inc. 1,156,979
8,335 Old Republic International Corp. 326,899
2,049 Oscar Health, Inc., Class A* 26,862
906 Palomar Holdings, Inc.* 124,194
1,484 Primerica, Inc. 422,242
4,641 Principal Financial Group, Inc. 391,561
3,052 ProAssurance Corp.* 71,264
5,808 Progressive Corp. (The) 1,643,722
6,335 Prudential Financial, Inc. 707,493
2,161 Reinsurance Group of America, Inc. 425,501
1,883 RenaissanceRe Holdings, Ltd. 451,920
3,040 RLI Corp. 244,203
825 Safety Insurance Group, Inc. 65,076
2,202 Selective Insurance Group, Inc. 201,571
5,145 SiriusPoint, Ltd.* 88,957
1,533 Skyward Specialty Insurance Group, Inc.* 81,126
1,297 Stewart Information Services Corp. 92,541
1,767 Tiptree, Inc. 42,567
6,501 Travelers Cos., Inc. (The) 1,719,254
1,346 Trupanion, Inc.* 50,165
728 United Fire Group, Inc. 21,447
1,869 Universal Insurance Holdings, Inc. 44,295
5,959 Unum Group 485,420
7,132 W R Berkley Corp. 507,513
98 White Mountains Insurance Group, Ltd. 188,729
2,201 Willis Towers Watson plc 743,828
26,436,747
Interactive Media & Services ( 4 .6% ):
62,968 Alphabet, Inc., Class A 9,737,372
53,415 Alphabet, Inc., Class C 8,345,025
1,991 Bumble, Inc., Class A* 8,641
3,819 Cargurus, Inc.* 111,248
1,955 Cars.com, Inc.* 22,033
2,881 DHI Group, Inc.* 4,005
5,520 Match Group, Inc. 172,224
26,265 Meta Platforms, Inc., Class A 15,138,095
6,514 Pinterest, Inc., Class A* 201,934
1,563 QuinStreet, Inc.* 27,884
764 Shutterstock, Inc. 14,233
17,934 Snap, Inc., Class A* 156,205
1,344 Travelzoo* 18,319
2,345 TripAdvisor, Inc.* 33,229

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
2,857 TrueCar, Inc.* $ 4,514
4,440 Vimeo, Inc.* 23,354
1,315 Yelp, Inc.* 48,694
664 Zedge, Inc., Class B* 1,547
830 Ziff Davis, Inc.* 31,191
11,621 ZoomInfo Technologies, Inc.* 116,210
34,215,957
IT Services ( 1 .3% ):
6,764 Accenture plc, Class A 2,110,639
3,160 Akamai Technologies, Inc.* 254,380
3,880 Amdocs, Ltd. 355,020
1,701 Cloudflare, Inc., Class A* 191,686
9,176 Cognizant Technology Solutions Corp., Class A 701,964
2,715 DigitalOcean Holdings, Inc.* 90,654
8,410 DXC Technology Co.* 143,390
943 EPAM Systems, Inc.* 159,216
4,318 Fastly, Inc., Class A* 27,333
1,226 Gartner, Inc.* 514,601
1,343 Globant SA* 158,098
2,317 GoDaddy, Inc., Class A* 417,384
2,548 Grid Dynamics Holdings, Inc.* 39,876
1,357 Hackett Group, Inc. (The) 39,652
11,833 International Business Machines Corp. 2,942,394
9,318 Kyndryl Holdings, Inc.* 292,585
565 MongoDB, Inc.* 99,101
2,605 Okta, Inc.* 274,098
2,010 Snowflake, Inc., Class A* 293,782
3,012 Twilio, Inc., Class A* 294,905
2,221 Unisys Corp.* 10,194
1,591 VeriSign, Inc.* 403,907
9,814,859
Leisure Products ( 0 .2% ):
2,293 Acushnet Holdings Corp. 157,437
895 American Outdoor Brands, Inc.* 10,883
2,751 Brunswick Corp. 148,141
2,100 Clarus Corp. 7,875
658 Escalade, Inc. 10,068
1,267 Funko, Inc., Class A* 8,692
5,388 Hasbro, Inc. 331,308
303 Johnson Outdoors, Inc., Class A 7,527
931 Malibu Boats, Inc., Class A* 28,563
662 Marine Products Corp. 5,554
451 MasterCraft Boat Holdings, Inc.* 7,766
13,256 Mattel, Inc.* 257,564
2,286 Polaris, Inc. 93,589
1,410 Smith & Wesson Brands, Inc. 13,141
4,498 Topgolf Callaway Brands Corp.* 29,642
3,466 YETI Holdings, Inc.* 114,725
1,232,475
Life Sciences Tools & Services ( 0 .9% ):
237 10X Genomics, Inc., Class A* 2,069
6,251 Adaptive Biotechnologies Corp.* 46,445
4,073 Agilent Technologies, Inc. 476,460
12,039 Avantor, Inc.* 195,152
1,287 Azenta, Inc.* 44,582
1,634 BioLife Solutions, Inc.* 37,321
733 Bio-Rad Laboratories, Inc., Class A* 178,530
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
4,783 Bio-Techne Corp. $ 280,427
4,799 Bruker Corp. 200,310
1,625 Charles River Laboratories International, Inc.* 244,595
2,030 CryoPort, Inc.* 12,342
5,151 Danaher Corp. 1,055,955
2,171 Fortrea Holdings, Inc.* 16,391
1,979 Harvard Bioscience, Inc.* 1,120
1,684 Illumina, Inc.* 133,609
4,424 IQVIA Holdings, Inc.* 779,951
4,035 Maravai LifeSciences Holdings, Inc., Class A* 8,917
831 Medpace Holdings, Inc.* 253,197
125 Mesa Laboratories, Inc. 14,833
228 Mettler-Toledo International, Inc.* 269,248
1,666 OmniAb, Inc.* 3,998
10,633 Pacific Biosciences of California, Inc.* 12,547
453 Quanterix Corp.* 2,949
1,459 Repligen Corp.* 185,643
3,870 Revvity, Inc. 409,446
10,834 Sotera Health Co.* 126,324
3,039 Thermo Fisher Scientific, Inc. 1,512,206
942 Waters Corp.* 347,193
920 West Pharmaceutical Services, Inc. 205,970
7,057,730
Machinery ( 2 .6% ):
7,267 3D Systems Corp.* 15,406
2,974 AGCO Corp. 275,303
463 Alamo Group, Inc. 82,511
935 Albany International Corp. 64,552
3,753 Allison Transmission Holdings, Inc. 359,050
1,018 Astec Industries, Inc. 35,070
837 Blue Bird Corp.* 27,094
6,239 Caterpillar, Inc. 2,057,622
1,433 Chart Industries, Inc.* 206,868
25,423 CNH Industrial NV 312,194
504 Columbus McKinnon Corp. 8,533
707 Commercial Vehicle Group, Inc.* 813
1,669 Crane Co. 255,657
2,479 Cummins, Inc. 777,018
4,641 Deere & Co. 2,178,253
3,969 Donaldson Co., Inc. 266,161
471 Douglas Dynamics, Inc. 10,941
2,468 Dover Corp. 433,578
475 Energy Recovery, Inc.* 7,548
2,279 Enerpac Tool Group Corp. 102,236
697 Enpro, Inc. 112,768
1,850 Esab Corp. 215,525
864 ESCO Technologies, Inc. 137,480
1,959 Federal Signal Corp. 144,085
4,041 Flowserve Corp. 197,362
6,191 Fortive Corp. 453,057
1,334 Franklin Electric Co., Inc. 125,236
11,008 Gates Industrial Corp. plc* 202,657
889 Gencor Industries, Inc.* 10,810
606 Gorman-Rupp Co. (The) 21,271
3,553 Graco, Inc. 296,711
1,381 Greenbrier Cos., Inc. (The) 70,735
650 Helios Technologies, Inc. 20,859
2,088 Hillenbrand, Inc. 50,404
4,909 Hillman Solutions Corp.* 43,150

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
490 Hurco Cos., Inc.* $ 7,600
896 Hyster-Yale, Inc. 37,220
1,133 IDEX Corp. 205,039
4,088 Illinois Tool Works, Inc. 1,013,865
6,423 Ingersoll Rand, Inc. 514,033
2,552 ITT, Inc. 329,616
1,294 JBT Marel Corp. 158,127
363 Kadant, Inc. 122,298
3,829 Kennametal, Inc. 81,558
787 L.B. Foster Co., Class A* 15,488
1,212 Lincoln Electric Holdings, Inc. 229,262
221 Lindsay Corp. 27,961
1,300 Luxfer Holdings plc 15,418
2,529 Manitowoc Co., Inc. (The)* 21,724
1,979 Middleby Corp. (The)* 300,768
285 Miller Industries, Inc. 12,076
3,892 Mueller Industries, Inc. 296,337
5,048 Mueller Water Products, Inc., Class A 128,320
1,258 NN, Inc.* 2,843
864 Nordson Corp. 174,286
158 Omega Flex, Inc. 5,495
2,234 Oshkosh Corp. 210,175
5,382 Otis Worldwide Corp. 555,422
8,004 PACCAR, Inc. 779,350
1,558 Parker-Hannifin Corp. 947,030
1,058 Park-Ohio Holdings Corp. 22,853
5,528 Pentair plc 483,589
1,150 Proto Labs, Inc.* 40,296
847 RBC Bearings, Inc.* 272,539
2,340 REV Group, Inc. 73,944
612 Shyft Group, Inc. (The) 4,951
745 Snap-on, Inc. 251,073
1,395 SPX Technologies, Inc.* 179,648
580 Standex International Corp. 93,606
3,210 Stanley Black & Decker, Inc. 246,785
1,047 Symbotic, Inc.*^ 21,160
537 Tennant Co. 42,826
3,793 Terex Corp. 143,300
2,511 Timken Co. (The) 180,466
3,046 Titan International, Inc.* 25,556
3,387 Toro Co. (The) 246,404
3,637 Trinity Industries, Inc. 102,054
1,855 Wabash National Corp. 20,498
858 Watts Water Technologies, Inc., Class A 174,963
3,002 Westinghouse Air Brake Technologies Corp. 544,413
3,689 Xylem, Inc. 440,688
19,381,441
Marine Transportation ( 0 .1% ):
3,979 Costamare, Inc. 39,154
1,300 Genco Shipping & Trading, Ltd. 17,368
2,234 Kirby Corp.* 225,656
1,337 Matson, Inc. 171,363
453,541
Media ( 1 .1% ):
9,653 Advantage Solutions, Inc.* 14,576
1,413 AMC Networks, Inc., Class A* 9,721
1,200 Boston Omaha Corp., Class A* 17,496
287 Cable One, Inc. 76,276
Shares Value
Common Stocks, continued
Media, continued
3,179 Charter Communications, Inc., Class A* $ 1,171,557
86,708 Comcast Corp., Class A 3,199,525
4,792 Entravision Communications Corp., Class A 10,063
2,931 EW Scripps Co. (The), Class A* 8,676
4,922 Fox Corp., Class A 278,585
4,178 Fox Corp., Class B 220,222
7,573 Gannett Co., Inc.* 21,886
5,136 Integral Ad Science Holding Corp.* 41,396
16,206 Interpublic Group of Cos., Inc. (The) 440,155
1,162 John Wiley & Sons, Inc., Class A 51,779
334 Liberty Broadband Corp., Class A* 28,390
4,052 Liberty Broadband Corp., Class C* 344,623
3,830 Magnite, Inc.* 43,700
131 Marchex, Inc., Class B* 214
5,563 New York Times Co. (The), Class A 275,925
8,473 News Corp., Class A 230,635
3,669 News Corp., Class B 111,427
1,442 Nexstar Media Group, Inc. 258,435
5,664 Omnicom Group, Inc. 469,602
445 Paramount Global, Class A 10,124
20,834 Paramount Global, Class B 249,175
1,353 Scholastic Corp. 25,545
1,768 Sinclair, Inc. 28,164
4,755 Stagwell, Inc.* 28,768
1,890 TechTarget, Inc.* 27,991
6,739 TEGNA, Inc. 122,785
1,103 Thryv Holdings, Inc.* 14,129
3,029 Trade Desk, Inc. (The), Class A* 165,747
5,104 WideOpenWest, Inc.* 25,265
8,022,557
Metals & Mining ( 0 .8% ):
6,731 Alcoa Corp. 205,296
438 Alpha Metallurgical Resources, Inc.* 54,860
799 Ampco-Pittsburgh Corp.* 1,734
759 Ascent Industries Co.* 9,609
4,709 ATI, Inc.* 245,009
1,638 Carpenter Technology Corp. 296,773
3,215 Century Aluminum Co.* 59,670
17,443 Cleveland-Cliffs, Inc.* 143,381
18,225 Coeur Mining, Inc.* 107,892
4,643 Commercial Metals Co. 213,624
2,118 Compass Minerals International, Inc. 19,676
7,664 Ferroglobe plc 28,433
841 Fortitude Gold Corp. 4,114
24,178 Freeport-McMoRan, Inc. 915,379
22,580 Hecla Mining Co. 125,545
689 Kaiser Aluminum Corp. 41,767
594 Materion Corp. 48,470
1,230 McEwen Mining, Inc.* 9,287
2,052 Metallus, Inc.* 27,415
5,184 MP Materials Corp.* 126,541
14,077 Newmont Corp. 679,638
4,128 Nucor Corp. 496,764
700 Olympic Steel, Inc. 22,064
1,365 Radius Recycling, Inc. 39,421
86 Ramaco Resources, Inc. 611
3,009 Ramaco Resources, Inc., Class A 24,764
1,315 Reliance, Inc. 379,706
1,995 Royal Gold, Inc. 326,202

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,273 Southern Copper Corp. $ 118,975
3,882 Steel Dynamics, Inc. 485,561
3,673 SunCoke Energy, Inc. 33,792
1,070 Tredegar Corp.* 8,239
7,078 United States Steel Corp. 299,116
1,717 Warrior Met Coal, Inc. 81,935
1,732 Worthington Steel, Inc. 43,872
5,725,135
Multi-Utilities ( 0 .6% ):
3,552 Ameren Corp. 356,621
2,650 Avista Corp. 110,956
1,766 Black Hills Corp. 107,108
8,124 CenterPoint Energy, Inc. 294,333
4,376 CMS Energy Corp. 328,681
4,676 Consolidated Edison, Inc. 517,119
9,461 Dominion Energy, Inc. 530,478
2,701 DTE Energy Co. 373,467
8,905 NiSource, Inc. 357,001
1,876 Northwestern Energy Group, Inc. 108,564
6,232 Public Service Enterprise Group, Inc. 512,894
8,070 Sempra 575,875
305 Unitil Corp. 17,595
4,039 WEC Energy Group, Inc. 440,170
4,630,862
Oil, Gas & Consumable Fuels ( 4 .6% ):
16,145 Antero Midstream Corp. 290,610
9,749 Antero Resources Corp.* 394,250
8,630 APA Corp. 181,403
1,287 Ardmore Shipping Corp. 12,600
6,491 Berry Corp. 20,836
3,005 California Resources Corp. 132,130
600 Centrus Energy Corp., Class A* 37,326
3,861 Cheniere Energy, Inc. 893,435
25,729 Chevron Corp. 4,304,204
479 Chord Energy Corp. 53,993
7,534 Clean Energy Fuels Corp.* 11,678
6,477 CNX Resources Corp.* 203,896
10,566 Comstock Resources, Inc.* 214,912
24,405 ConocoPhillips 2,563,013
2,466 Core Natural Resources, Inc. 190,129
16,126 Coterra Energy, Inc. 466,041
6,537 CVR Energy, Inc. 126,818
3,077 Delek US Holdings, Inc. 46,370
27,546 Devon Energy Corp. 1,030,220
8,048 DHT Holdings, Inc. 84,504
5,237 Diamondback Energy, Inc. 837,292
1,758 Dorian LPG, Ltd. 39,274
3,446 DT Midstream, Inc. 332,470
11,018 EOG Resources, Inc. 1,412,948
10,349 EQT Corp. 552,947
9,674 Expand Energy Corp. 1,076,910
62,505 Exxon Mobil Corp. 7,433,720
3,222 FutureFuel Corp. 12,566
3,367 Green Plains, Inc.* 16,330
682 Gulfport Energy Corp.* 125,583
7,191 Hess Corp. 1,148,618
6,317 HF Sinclair Corp. 207,703
1,748 International Seaways, Inc. 58,034
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
22,427 Kinder Morgan, Inc. $ 639,842
1,205 Kinetik Holdings, Inc. 62,588
25,708 Kosmos Energy, Ltd.* 58,614
9,480 Magnolia Oil & Gas Corp., Class A 239,465
7,358 Marathon Petroleum Corp. 1,071,987
6,327 Matador Resources Co. 323,246
4,164 Murphy Oil Corp. 118,258
6,319 New Fortress Energy, Inc. 52,511
4,784 Nordic American Tankers, Ltd.^ 11,769
5,624 Northern Oil & Gas, Inc. 170,014
17,352 Occidental Petroleum Corp. 856,495
8,806 ONEOK, Inc. 873,731
13,008 Ovintiv, Inc. 556,742
2,100 Par Pacific Holdings, Inc.* 29,946
2,707 PBF Energy, Inc., Class A 51,677
3,867 Peabody Energy Corp. 52,398
10,904 Permian Resources Corp. 151,020
7,465 Phillips 66 921,778
1,401 PHX Minerals, Inc. 5,534
6 PrimeEnergy Resources Corp.* 1,367
9,389 Range Resources Corp. 374,903
1,122 REX American Resources Corp.* 42,154
1,883 Scorpio Tankers, Inc. 70,763
4,935 SFL Corp., Ltd. 40,467
1,508 Sitio Royalties Corp., Class A 29,964
5,843 SM Energy Co. 174,998
3,310 Talos Energy, Inc.* 32,173
3,820 Targa Resources Corp. 765,795
6,407 Teekay Corp., Ltd. 42,094
779 Teekay Tankers, Ltd. 29,812
313 Texas Pacific Land Corp. 414,722
11,569 Uranium Energy Corp.* 55,300
6,929 VAALCO Energy, Inc. 26,053
6,173 Valero Energy Corp. 815,268
794 Vital Energy, Inc.* 16,849
622 Vitesse Energy, Inc. 15,295
9,330 W&T Offshore, Inc. 14,461
13,368 Williams Cos., Inc. (The) 798,872
2,201 World Kinect Corp. 62,420
34,584,108
Paper & Forest Products ( 0 .1% ):
545 Clearwater Paper Corp.* 13,827
2,969 Louisiana-Pacific Corp. 273,089
1,861 Magnera Corp.* 33,796
3,875 Mercer International, Inc. 23,831
2,050 Sylvamo Corp. 137,493
482,036
Passenger Airlines ( 0 .4% ):
5,060 Alaska Air Group, Inc.* 249,053
639 Allegiant Travel Co. 33,004
17,552 American Airlines Group, Inc.* 185,173
1,750 Copa Holdings SA, Class A 161,805
21,807 Delta Air Lines, Inc. 950,785
2,340 Frontier Group Holdings, Inc.* 10,156
15,406 JetBlue Airways Corp.* 74,257
1,602 SkyWest, Inc.* 139,967
11,510 Southwest Airlines Co. 386,506
2,740 Sun Country Airlines Holdings, Inc.* 33,757

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
13,099 United Airlines Holdings, Inc.* $ 904,486
3,128,949
Personal Care Products ( 0 .2% ):
3,523 BellRing Brands, Inc.* 262,322
25,724 Coty, Inc., Class A* 140,710
1,940 Edgewell Personal Care Co. 60,547
2,038 Estee Lauder Cos., Inc. (The) 134,508
2,298 Herbalife, Ltd.* 19,832
871 Interparfums, Inc. 99,181
35,566 Kenvue, Inc. 852,873
654 Medifast, Inc.* 8,816
1,236 Nature's Sunshine Products, Inc.* 15,512
1,616 Nu Skin Enterprises, Inc., Class A 11,732
340 United-Guardian, Inc. 3,057
645 USANA Health Sciences, Inc.* 17,396
1,626,486
Pharmaceuticals ( 3 .1% ):
2,030 Aclaris Therapeutics, Inc.* 3,106
7,684 Amneal Pharmaceuticals, Inc.* 64,392
1,017 Amphastar Pharmaceuticals, Inc.* 29,483
900 ANI Pharmaceuticals, Inc.* 60,255
379 Assertio Holdings, Inc.* 256
39,731 Bristol-Myers Squibb Co. 2,423,194
1,180 Collegium Pharmaceutical, Inc.* 35,223
3,365 Corcept Therapeutics, Inc.* 384,350
1,468 Cumberland Pharmaceuticals, Inc.* 6,210
14,495 Elanco Animal Health, Inc.* 152,197
9,445 Eli Lilly & Co. 7,800,720
2,317 Harmony Biosciences Holdings, Inc.* 76,901
3,292 Innoviva, Inc.* 59,684
2,297 Jazz Pharmaceuticals plc* 285,172
35,194 Johnson & Johnson 5,836,573
640 Ligand Pharmaceuticals, Inc.* 67,290
32,969 Merck & Co., Inc. 2,959,297
3,567 Nektar Therapeutics* 2,426
6,919 Organon & Co. 103,024
1,467 Pacira BioSciences, Inc.* 36,455
4,791 Perrigo Co plc 134,340
61,562 Pfizer, Inc. 1,559,981
793 Phibro Animal Health Corp., Class A 16,938
2,307 Pliant Therapeutics, Inc.* 3,114
2,176 Prestige Consumer Healthcare, Inc.* 187,071
8,845 Royalty Pharma plc, Class A 275,345
2,134 SIGA Technologies, Inc.* 11,694
2,489 Supernus Pharmaceuticals, Inc.* 81,515
22,924 Viatris, Inc. 199,668
4,981 Zoetis, Inc. 820,122
23,675,996
Professional Services ( 1 .4% ):
16,879 Alight, Inc., Class A 100,092
2,389 Amentum Holdings, Inc.* 43,480
1,606 ASGN, Inc.* 101,210
4,813 Automatic Data Processing, Inc. 1,470,516
1,376 Barrett Business Services, Inc. 56,622
2,627 Booz Allen Hamilton Holding Corp. 274,732
1,990 Broadridge Financial Solutions, Inc. 482,495
758 CACI International, Inc., Class A* 278,125
Shares Value
Common Stocks, continued
Professional Services, continued
2,091 CBIZ, Inc.* $ 158,623
20,488 Clarivate plc* 80,518
6,347 Conduent, Inc.* 17,137
387 CRA International, Inc. 67,028
1,657 CSG Systems International, Inc. 100,199
4,568 Dayforce, Inc.* 266,451
16,906 Dun & Bradstreet Holdings, Inc. 151,140
1,973 Equifax, Inc. 480,544
4,804 ExlService Holdings, Inc.* 226,797
1,482 Exponent, Inc. 120,131
5,623 First Advantage Corp.* 79,228
825 Forrester Research, Inc.* 7,623
901 FTI Consulting, Inc.* 147,836
5,497 Genpact, Ltd. 276,939
421 Heidrick & Struggles International, Inc. 18,031
660 Huron Consulting Group, Inc.* 94,677
600 ICF International, Inc. 50,982
614 Insperity, Inc. 54,787
2,389 Jacobs Solutions, Inc. 288,806
5,145 KBR, Inc. 256,272
1,042 Kelly Services, Inc., Class A 13,723
720 Kforce, Inc. 35,201
2,097 Korn Ferry 142,240
3,343 Legalzoom.com, Inc.* 28,783
2,680 Leidos Holdings, Inc. 361,639
1,553 ManpowerGroup, Inc. 89,888
2,143 Maximus, Inc. 146,131
659 Mistras Group, Inc.* 6,972
2,391 NV5 Global, Inc.* 46,075
3,304 Parsons Corp.* 195,630
5,850 Paychex, Inc. 902,538
1,967 Paycom Software, Inc. 429,750
3,571 Paycor HCM, Inc.* 80,133
1,676 Paylocity Holding Corp.* 313,982
2,125 Resources Connection, Inc. 13,898
2,612 Robert Half, Inc. 142,485
1,807 Science Applications International Corp. 202,872
5,295 SS&C Technologies Holdings, Inc. 442,291
3,692 TransUnion 306,399
1,196 TriNet Group, Inc. 94,771
1,029 TrueBlue, Inc.* 5,464
2,127 TTEC Holdings, Inc.* 6,998
3,454 Upwork, Inc.* 45,075
2,223 Verisk Analytics, Inc. 661,609
6,760 Verra Mobility Corp.* 152,168
633 Willdan Group, Inc.* 25,776
10,643,512
Real Estate Management & Development ( 0 .4% ):
3,814 Anywhere Real Estate, Inc.* 12,701
5,567 CBRE Group, Inc., Class A* 728,052
5,910 CoStar Group, Inc.* 468,249
10,747 Cushman & Wakefield plc* 109,834
4,739 DigitalBridge Group, Inc. 41,798
1,626 Douglas Elliman, Inc.* 2,797
1,163 eXp World Holdings, Inc. 11,374
2,407 Forestar Group, Inc.* 50,884
464 FRP Holdings, Inc.* 13,257
2,253 Howard Hughes Holdings, Inc.* 166,902
1,547 Jones Lang LaSalle, Inc.* 383,517

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
6,375 Kennedy-Wilson Holdings, Inc. $ 55,335
2,147 Marcus & Millichap, Inc. 73,964
6,083 Newmark Group, Inc., Class A 74,030
21,891 Opendoor Technologies, Inc.* 22,329
997 Rafael Holdings, Inc., Class B* 1,864
910 RE/MAX Holdings, Inc.* 7,617
357 RMR Group, Inc. (The), Class A 5,944
1,337 St. Joe Co. (The) 62,772
1,447 Tejon Ranch Co.* 22,935
1,463 Zillow Group, Inc., Class A* 97,816
5,124 Zillow Group, Inc., Class C* 351,302
2,765,273
Semiconductors & Semiconductor Equipment ( 7 .5% ):
11,511 Advanced Micro Devices, Inc.* 1,182,640
3,849 Allegro MicroSystems, Inc.* 96,725
1,120 Alpha & Omega Semiconductor, Ltd.* 27,843
392 Ambarella, Inc.* 19,729
7,938 Amkor Technology, Inc. 143,360
3,873 Analog Devices, Inc. 781,068
8,730 Applied Materials, Inc. 1,266,898
815 Axcelis Technologies, Inc.* 40,481
29,919 Broadcom, Inc. 5,009,338
437 CEVA, Inc.* 11,192
1,637 Cirrus Logic, Inc.* 163,135
808 Cohu, Inc.* 11,886
1,151 Diodes, Inc.* 49,689
2,467 Enphase Energy, Inc.* 153,077
1,826 Entegris, Inc. 159,739
2,070 First Solar, Inc.* 261,710
2,461 FormFactor, Inc.* 69,622
3,269 GLOBALFOUNDRIES, Inc.* 120,659
1,314 GSI Technology, Inc.*^ 2,667
948 Ichor Holdings, Ltd.* 21,434
42,734 Intel Corp. 970,489
1,660 KLA Corp. 1,128,468
1,328 Kulicke & Soffa Industries, Inc. 43,797
14,421 Lam Research Corp. 1,048,407
3,232 Lattice Semiconductor Corp.* 169,518
1,342 MACOM Technology Solutions Holdings, Inc.* 134,710
5,307 Marvell Technology, Inc. 326,752
8,496 Microchip Technology, Inc. 411,291
10,877 Micron Technology, Inc. 945,103
1,958 MKS Instruments, Inc. 156,934
501 Monolithic Power Systems, Inc. 290,570
150 NVE Corp. 9,561
313,983 NVIDIA Corp. 34,029,478
5,941 NXP Semiconductors NV 1,129,146
11,714 ON Semiconductor Corp.* 476,643
1,624 Onto Innovation, Inc.* 197,056
1,438 PDF Solutions, Inc.* 27,480
1,050 Penguin Solutions, Inc.* 18,239
1,058 Photronics, Inc.* 21,964
1,089 Power Integrations, Inc. 54,995
2,911 Qorvo, Inc.* 210,786
13,025 QUALCOMM, Inc. 2,000,770
2,376 Rambus, Inc.* 123,017
599 Silicon Laboratories, Inc.* 67,429
504 SiTime Corp.* 77,047
3,163 Skyworks Solutions, Inc. 204,425
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,213 SolarEdge Technologies, Inc.* $ 35,806
1,275 Synaptics, Inc.* 81,243
2,246 Teradyne, Inc. 185,520
9,950 Texas Instruments, Inc. 1,788,015
1,851 Ultra Clean Holdings, Inc.* 39,630
1,147 Universal Display Corp. 159,984
1,442 Veeco Instruments, Inc.* 28,955
1,807 Wolfspeed, Inc.*^ 5,529
56,191,649
Software ( 7 .2% ):
2,814 A10 Networks, Inc. 45,981
3,545 ACI Worldwide, Inc.* 193,947
4,656 Adeia, Inc. 61,552
4,915 Adobe, Inc.* 1,885,050
1,449 Alarm.com Holdings, Inc.* 80,637
1,734 Alkami Technology, Inc.* 45,517
1,210 ANSYS, Inc.* 383,038
179 Appfolio, Inc., Class A* 39,362
4,586 AppLovin Corp., Class A* 1,215,152
596 Atlassian Corp., Class A* 126,477
4,697 Aurora Innovation, Inc.* 31,587
2,360 Autodesk, Inc.* 617,848
2,272 Aware, Inc.* 3,590
3,426 Bentley Systems, Inc., Class B 134,779
3,366 BILL Holdings, Inc.* 154,466
1,458 Blackbaud, Inc.* 90,469
1,716 BlackLine, Inc.* 83,089
4,589 Box, Inc., Class A* 141,616
1,959 Cadence Design Systems, Inc.* 498,232
16,691 CCC Intelligent Solutions Holdings, Inc.* 150,720
2,772 Cerence, Inc.* 21,899
352 Commvault Systems, Inc.* 55,531
491 Consensus Cloud Solutions, Inc.* 11,332
1,915 Corpay, Inc.* 667,799
847 Crowdstrike Holdings, Inc., Class A* 298,635
1,860 Datadog, Inc., Class A* 184,531
4,872 Digital Turbine, Inc.* 13,227
2,623 Docusign, Inc.* 213,512
1,250 Dolby Laboratories, Inc., Class A 100,387
3,378 DoubleVerify Holdings, Inc.* 45,164
4,948 Dropbox, Inc., Class A* 132,161
2,740 Dynatrace, Inc.* 129,191
14,406 E2open Parent Holdings, Inc.* 28,812
1,768 Elastic NV* 157,529
323 Fair Isaac Corp.* 595,664
1,378 Five9, Inc.* 37,413
8,011 Fortinet, Inc.* 771,139
3,553 Freshworks, Inc., Class A* 50,133
19,639 Gen Digital, Inc. 521,219
1,492 Guidewire Software, Inc.* 279,541
339 HubSpot, Inc.* 193,667
3,339 Informatica, Inc., Class A* 58,266
1,277 Intapp, Inc.* 74,551
990 InterDigital, Inc. 204,682
2,167 Intuit, Inc. 1,330,516
3,554 Jamf Holding Corp.* 43,181
2,920 JFrog, Ltd.* 93,440
1,463 LiveRamp Holdings, Inc.* 38,243
1,009 Logility Supply Chain Solutions, Inc. 14,388

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
1,121 Manhattan Associates, Inc.* $ 193,978
2,281 Meridianlink, Inc.* 42,267
80,166 Microsoft Corp. 30,093,515
4,817 N-able, Inc.* 34,152
3,925 nCino, Inc.* 107,820
7,631 NCR Voyix Corp.* 74,402
3,897 Nutanix, Inc., Class A* 272,050
3,994 Olo, Inc., Class A* 24,124
879 OneSpan, Inc. 13,405
20,886 Oracle Corp. 2,920,072
8,088 Palantir Technologies, Inc., Class A* 682,627
4,551 Palo Alto Networks, Inc.* 776,583
2,359 Pegasystems, Inc. 163,998
2,737 Procore Technologies, Inc.* 180,697
1,843 Progress Software Corp. 94,933
1,556 PTC, Inc.* 241,102
877 Q2 Holdings, Inc.* 70,169
1,044 Qualys, Inc.* 131,471
854 Roper Technologies, Inc. 503,501
7,310 Salesforce, Inc. 1,961,712
1,627 Samsara, Inc., Class A* 62,363
1,200 Sapiens International Corp. NV 32,508
4,881 SentinelOne, Inc., Class A* 88,737
897 ServiceNow, Inc.* 714,138
5,655 SolarWinds Corp.* 104,222
3,394 Sprinklr, Inc., Class A* 28,340
577 SPS Commerce, Inc.* 76,585
254 Synchronoss Technologies, Inc.* 2,766
1,062 Synopsys, Inc.* 455,439
2,249 Teradata Corp.* 50,557
493 Tyler Technologies, Inc.* 286,625
10,634 UiPath, Inc., Class A* 109,530
12,260 Unity Software, Inc.* 240,173
1,628 Verint Systems, Inc.* 29,060
1,088 Vertex, Inc., Class A* 38,091
1,223 Workday, Inc., Class A* 285,607
1,862 Xperi, Inc.* 14,375
3,848 Zoom Communications, Inc.* 283,867
1,058 Zscaler, Inc.* 209,928
54,044,351
Specialty Retail ( 2 .3% ):
893 1-800-Flowers.com, Inc., Class A* 5,269
2,382 Abercrombie & Fitch Co.* 181,913
3,539 Academy Sports & Outdoors, Inc. 161,414
2,780 Advance Auto Parts, Inc. 109,004
7,243 American Eagle Outfitters, Inc. 84,164
200 America's Car-Mart, Inc.* 9,078
793 Asbury Automotive Group, Inc.* 175,126
1,751 AutoNation, Inc.* 283,522
199 AutoZone, Inc.* 758,743
4,968 Bath & Body Works, Inc. 150,630
6,162 Best Buy Co., Inc. 453,585
1,432 Beyond, Inc.* 8,306
1,657 Big 5 Sporting Goods Corp. 1,602
969 Boot Barn Holdings, Inc.* 104,100
2,508 Buckle, Inc. (The) 96,107
583 Build-A-Bear Workshop, Inc. 21,670
1,778 Burlington Stores, Inc.* 423,751
2,280 Caleres, Inc. 39,284
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,672 Camping World Holdings, Inc., Class A $ 27,020
4,550 CarMax, Inc.* 354,536
1,830 Carvana Co.* 382,616
1,987 Cato Corp. (The), Class A 6,617
1,979 Chewy, Inc., Class A* 64,337
566 Citi Trends, Inc.* 12,528
3,425 Designer Brands, Inc., Class A 12,501
3,630 Destination XL Group, Inc.* 5,300
2,689 Dick's Sporting Goods, Inc. 541,995
2,001 Five Below, Inc.* 149,925
3,104 Floor & Decor Holdings, Inc., Class A* 249,779
2,110 Foot Locker, Inc.* 29,751
2,392 GameStop Corp., Class A* 53,389
17,053 Gap, Inc. (The) 351,462
435 Genesco, Inc.* 9,235
489 Group 1 Automotive, Inc. 186,774
2,846 Guess?, Inc. 31,505
583 Haverty Furniture Cos., Inc. 11,497
12,028 Home Depot, Inc. (The) 4,408,142
1,642 Lands' End, Inc.* 16,716
7,985 Leslie's, Inc.* 5,873
967 Lithia Motors, Inc. 283,853
5,445 Lowe's Cos., Inc. 1,269,937
527 MarineMax, Inc.* 11,330
1,792 Monro, Inc. 25,930
610 Murphy USA, Inc. 286,584
1,294 National Vision Holdings, Inc.* 16,537
1,411 ODP Corp. (The)* 20,220
583 O'Reilly Automotive, Inc.* 835,194
1,763 Penske Automotive Group, Inc. 253,837
11,500 Petco Health & Wellness Co., Inc.* 35,075
588 PetMed Express, Inc.* 2,464
1,458 Revolve Group, Inc.* 31,332
459 RH* 107,594
6,400 Ross Stores, Inc. 817,856
6,562 Sally Beauty Holdings, Inc.* 59,255
1,200 Shoe Carnival, Inc. 26,388
2,488 Signet Jewelers, Ltd. 144,453
472 Sleep Number Corp.* 2,992
844 Sonic Automotive, Inc., Class A 48,074
1,606 Sportsman's Warehouse Holdings, Inc.* 1,597
4,730 Stitch Fix, Inc., Class A* 15,372
854 Tilly's, Inc., Class A* 1,879
12,904 TJX Cos., Inc. (The) 1,571,707
8,768 Tractor Supply Co. 483,117
1,173 Ulta Beauty, Inc.* 429,951
2,049 Upbound Group, Inc. 49,094
3,706 Urban Outfitters, Inc.* 194,194
3,215 Valvoline, Inc.* 111,914
2,782 Victoria's Secret & Co.* 51,690
3,156 Warby Parker, Inc., Class A* 57,534
2,088 Williams-Sonoma, Inc. 330,113
75 Winmark Corp. 23,840
729 Zumiez, Inc.* 10,855
17,590,528
Technology Hardware, Storage & Peripherals ( 5 .3% ):
170,733 Apple, Inc. 37,924,921
728 AstroNova, Inc.* 6,690
2,960 Corsair Gaming, Inc.* 26,226

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
3,205 Dell Technologies, Inc., Class C $ 292,136
1,231 Diebold Nixdorf, Inc.* 53,819
27,294 Hewlett Packard Enterprise Co. 421,146
12,575 HP, Inc. 348,202
3,215 NetApp, Inc. 282,406
3,329 Pure Storage, Inc., Class A* 147,375
2,214 Sandisk Corp.* 105,408
2,924 Seagate Technology Holdings plc 248,394
3,380 Stratasys, Ltd.* 33,090
6,642 Western Digital Corp.* 268,536
8,831 Xerox Holdings Corp. 42,654
40,201,003
Textiles, Apparel & Luxury Goods ( 0 .6% ):
3,285 Capri Holdings, Ltd.* 64,813
1,436 Carter's, Inc. 58,733
1,900 Columbia Sportswear Co. 143,811
2,586 Crocs, Inc.* 274,633
810 Culp, Inc.* 4,050
2,467 Deckers Outdoor Corp.* 275,835
8,476 Figs, Inc., Class A* 38,905
1,494 Fossil Group, Inc.* 1,718
1,294 G-III Apparel Group, Ltd.* 35,391
16,912 Hanesbrands, Inc.* 97,582
1,895 Kontoor Brands, Inc. 121,526
2,925 Levi Strauss & Co., Class A 45,601
1,821 Lululemon Athletica, Inc.* 515,452
1,088 Movado Group, Inc. 18,191
15,329 NIKE, Inc., Class B 973,085
469 Oxford Industries, Inc. 27,516
1,883 PVH Corp. 121,717
1,822 Ralph Lauren Corp. 402,188
570 Rocky Brands, Inc. 9,901
4,932 Skechers USA, Inc., Class A* 280,039
2,673 Steven Madden, Ltd. 71,209
700 Superior Group of Cos., Inc. 7,658
9,781 Tapestry, Inc. 688,680
6,570 Under Armour, Inc., Class A* 41,063
10,541 Under Armour, Inc., Class C* 62,719
1,027 Unifi, Inc.* 4,940
802 Vera Bradley, Inc.* 1,805
20,863 VF Corp. 323,794
623 Wolverine World Wide, Inc. 8,666
4,721,221
Tobacco ( 0 .5% ):
16,807 Altria Group, Inc. 1,008,756
15,337 Philip Morris International, Inc. 2,434,442
947 Universal Corp. 53,079
3,496,277
Trading Companies & Distributors ( 0 .9% ):
4,515 Air Lease Corp. 218,120
1,354 Applied Industrial Technologies, Inc. 305,110
2,717 Beacon Roofing Supply, Inc.* 336,093
424 BlueLinx Holdings, Inc.* 31,792
1,487 Boise Cascade Co. 145,860
8,792 Core & Main, Inc., Class A* 424,741
5,864 Custom Truck One Source, Inc.* 24,746
3,659 DNOW, Inc.* 62,496
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
644 DXP Enterprises, Inc.* $ 52,975
8,937 Fastenal Co. 693,064
5,212 Ferguson Enterprises, Inc. 835,119
231 FTAI Aviation, Ltd. 25,648
1,483 GATX Corp. 230,265
977 Global Industrial Co. 21,885
1,243 GMS, Inc.* 90,950
2,073 H&E Equipment Services, Inc. 196,500
1,362 Herc Holdings, Inc. 182,876
2,780 Hudson Technologies, Inc.* 17,153
730 McGrath RentCorp 81,322
2,381 MRC Global, Inc.* 27,334
1,976 MSC Industrial Direct Co., Inc. 153,476
2,681 Rush Enterprises, Inc., Class A 143,192
547 Rush Enterprises, Inc., Class B 30,916
1,018 SiteOne Landscape Supply, Inc.* 123,626
1,803 Titan Machinery, Inc.* 30,723
173 Transcat, Inc.* 12,880
1,501 United Rentals, Inc. 940,677
805 W.W. Grainger, Inc. 795,203
467 Watsco, Inc. 237,376
84 Watsco, Inc., Class B 42,520
1,956 WESCO International, Inc. 303,767
6,818,405
Water Utilities ( 0 .1% ):
830 American States Water Co. 65,304
2,450 American Water Works Co., Inc. 361,424
491 Artesian Resources Corp., Class A 16,031
1,755 California Water Service Group 85,047
7,519 Essential Utilities, Inc. 297,226
355 Middlesex Water Co. 22,756
669 Pure Cycle Corp.* 7,005
626 SJW Group 34,236
372 York Water Co. (The) 12,901
901,930
Wireless Telecommunication Services ( 0 .3% ):
5,179 Gogo, Inc.* 44,643
1,649 Spok Holdings, Inc. 27,110
4,750 Telephone and Data Systems, Inc. 184,015
7,098 T-Mobile US, Inc. 1,893,108
2,590 United States Cellular Corp.* 179,098
2,327,974
Total Common Stocks (Cost $510,233,578) 748,783,219
Rights ( 0 .0%
†
):
Biotechnology ( 0 .0%
†
):
4,602 Poseida Therapeutics, Inc. CVR, Expires on
12/31/28* 2,301
Diversified Telecommunication Services ( 0 .0%
†
):
158 Communications Systems I CVR, Expires on 1/1/29* 24
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/1/26* 10,236
10,260
Health Care Equipment & Supplies ( 0 .0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,340

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Rights, continued
Health Care Providers & Services ( 0 .0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* $ 7,332
6,176 Chinook Therapeutics CVR, Expires on 1/1/26* 1,420
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 762
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* —
9,514
Household Products ( 0 .0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products ( 0 .0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/26* 2,062
Total Rights (Cost $23,506) 28,477
Unaffiliated Investment Companies ( 0 .5% ):
Money Market Funds ( 0 .5% ):
405,132 BlackRock Liquidity FedFund, Institutional Class,
4.80%(b)(c) 405,132
3,081,776 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(c) 3,081,776
Total Unaffiliated Investment Companies (Cost $3,486,908) 3,486,908
Total Investment Securities
(Cost $ 513,743,992 ) — 100 .1% 752,298,604
Net other assets (liabilities) — ( 0 .1 ) % (692,719)
Net Assets — 100.0% $ 751,605,885
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $391,483.
(a) Security was valued using significant unobservable inputs as of March 31, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(c) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities (5.5%):
$ 1,664,785 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 9/15/27 @ 100(a) $ 1,672,892
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,926,873
968,370 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 4/15/27 @ 100 971,700
3,437,719 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 6/15/27 @ 100(a) 3,480,459
1,855,724 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) 1,879,513
753,735 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 674,246
713,510 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55(a) 656,498
96,051 College Ave Student Loans LLC, Class A1, Series
2021-A, 5.53%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 96,654
1,262,333 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,272,640
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,351,612
281,520 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 253,246
2,878,553 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 3/25/34 @ 100(a) 3,036,470
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 429,515
1,543,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-3, 4.98%, 8/21/28, Callable 12/20/27 @
100(a) 1,559,579
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 770,324
670,584 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 675,064
5,289,000 Ford Credit Auto Owner Trust, Class A, Series 2025-
1, 4.86%, 8/15/37, Callable 2/15/30 @ 100(a)(b) 5,338,825
2,950,000 Foundation Finance Trust, Class A, Series 2025-1A,
4.95%, 4/15/50(a) 2,957,963
2,185,007 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 6/15/30 @ 100(a) 2,233,653
343,939 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
7/20/40 @ 100(a) 290,341
398,092 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
6/20/40 @ 100(a) 371,811
1,697,356 GoodLeap Sustainable Home Solutions Trust,
Class A, Series 2023-3C, 6.50%, 7/20/55, Callable
12/20/39 @ 100(a) 1,674,634
1,791,000 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27, Callable
3/15/27 @ 100(a) 1,800,341
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 11/15/27 @ 100 6,733,639
4,109,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 3/15/27 @ 100 4,130,341
85,159 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 10/15/26
@ 100 85,385
Principal Amount Value
Asset Backed Securities, continued
$ 1,692,721 MMAF Equipment Finance LLC, Class A4, Series
2024-A, 5.10%, 7/13/49, Callable 11/13/30 @
100(a) $ 1,735,679
132,539 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 3/20/37 @ 100(a) 127,849
20,747 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 1/15/28
@ 100(a) 20,599
1,292,131 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 5.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,297,367
744,793 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 11/15/27
@ 100(a) 688,329
646,283 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 5.43%(TSFR1M+111bps),
4/15/69, Callable 3/15/32 @ 100(a) 646,284
3,833,742 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 7/15/33
@ 100(a) 3,864,519
3,922,285 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 5/15/30
@ 100(a) 3,478,662
1,284,523 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,245,697
275,065 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 10/15/28
@ 100(a) 248,554
33,912 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 10/15/25 @ 100(a) 33,723
2,654,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,677,303
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,252,726
1,799,355 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 1,673,624
3,419,200 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 5.21%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 3,397,880
3,130,000 Nelnet Student Loan Trust, Class A1B, Series
2025-AA(SOFR30A+110bps), 3/15/57(a) 3,110,682
2,102,562 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 5.17%(TSFR1M+85bps), 4/20/62, Callable
11/20/31 @ 100(a) 2,083,819
2,122,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 5.85%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) 2,150,550
1,726,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 1,761,060
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 191,152
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,412,351
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,555,897
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,261,794

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 4,930,000 PFS Financing Corp., Class A, Series 2025-B, 4.85%,
2/15/30(a) $ 4,959,507
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,289,648
197,176 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 5.68%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 197,063
595,000 Regional Management Issuance Trust, Class A,
Series 2024-1, 5.83%, 7/15/36, Callable 6/15/27
@ 100(a) 606,887
671,000 Regional Management Issuance Trust, Class A,
Series 2024-2, 5.11%, 12/15/33, Callable 12/15/26
@ 100(a) 678,440
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,770,137
3,522,000 SFS Auto Receivables Securitization Trust, Class A3,
Series 2025-1A, 4.75%, 7/22/30, Callable 12/20/27
@ 100(a) 3,546,214
730,093 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 669,523
2,972,746 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 5.80%(SOFR30A+145bps),
3/15/56(a) 2,983,860
2,090,776 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 1,943,389
2,282,872 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 5.16%(TSFR1M+84bps), 1/15/53(a) 2,265,650
369,457 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 357,797
85,441 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 5.18%(TSFR1M+86bps),
10/15/35(a) 85,192
979,514 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 919,125
152,713 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 5.26%(TSFR1M+94bps), 9/15/37(a) 151,723
4,184,436 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 6.15%(SOFR30A+180bps),
10/15/58(a) 4,278,013
7,883,562 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 6.15%(SOFR30A+180bps),
10/16/56(a) 8,030,831
2,720,000 SoFi Consumer Loan Program Trust, Class A, Series
2025-1, 4.80%, 2/27/34, Callable 9/25/27 @ 100(a) 2,721,667
1,510,906 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 1,522,320
267,783 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 11/25/25
@ 100(a) 264,389
224,943 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 10/15/26
@ 100(a) 219,652
616,295 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 12/15/27
@ 100(a) 591,298
335,39 2 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 9/15/28
@ 100(a) 312,165
Principal Amount Value
Asset Backed Securities, continued
$ 3,067,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) $ 3,105,437
Total Asset Backed Securities (Cost $149,811,780) 149,710,245
Collateralized Mortgage Obligations (3.4%):
1,210,336 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,277,973
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
5.99%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,203,784
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 5.86%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,901,804
1,694,397 Angel Oak Mortgage Trust, Class A1, Series 2025-2,
5.64%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,705,460
4,497,129 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 4,569,690
3,630,565 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,638,919
1,138,191 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 1,171,300
1,060,986 Angel Oak Mortgage Trust, Class A1, Series 2023-1,
4.75%, 9/26/67, Callable 1/25/26 @ 100(a)(b) 1,055,065
443,528 Apidos CLO XX, Class A1RA, Series 2015-20A,
5.67%(TSFR3M+136bps), 7/16/31, Callable
4/16/25 @ 100(a) 443,488
950,000 Apidos CLO XXV, Class A1R3, Series 2016-25A,
5.47%(TSFR3M+114bps), 1/20/37, Callable
1/20/26 @ 100(a) 947,717
1,253,477 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,252,445
398,936 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 5.62%(TSFR3M+133bps), 7/18/30, Callable
4/18/25 @ 100(a) 398,779
2,085,947 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,113,019
2,540,152 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM2, 5.68%, 11/25/64, Callable 2/25/28
@ 100(a)(b) 2,557,955
192,978 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 5.33%(TSFR1M+101bps),
7/25/49, Callable 7/25/28 @ 100(a) 181,309
2,691,500 Chase Home Lending Mortgage Trust, Class
A11, Series 2025-2, 5.54%(SOFR30A+120bps),
12/25/55, Callable 10/25/37 @ 100(a) 2,691,478
107,032 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 93,808
568,504 CIM Trust, Class A11, Series 2019-INV3,
5.40%(SOFR30A+106bps), 8/25/49, Callable
4/25/37 @ 100(a) 545,449
617,177 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 637,708
1,484,853 COLT Mortgage Loan Trust, Class A1, Series 2025-
INV2, 5.60%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,490,000
797,673 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 818,058
2,802,536 Cross Mortgage Trust, Class A1, Series 2025-H2,
5.36%, 3/25/70, Callable 2/25/28 @ 100(a)(b) 2,807,061

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,362,327 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 4/25/25 @ 100(a)(b) $ 1,204,414
0 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
5.48%(TSFR3M+118bps), 10/15/30, Callable
4/15/25 @ 100 —
50,993 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 5.40%(TSFR3M+108bps), 11/15/28, Callable
5/15/25 @ 100(a) 50,985
1,074,813 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 5.66%(TSFR3M+136bps), 1/15/31, Callable
4/15/25 @ 100(a) 1,074,752
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
5.79%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,866,736
389,177 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.38%(TSFR1M+106bps), 10/25/49, Callable
8/25/36 @ 100(a) 373,351
14,424 Flagstar Mortgage Trust, Class A6, Series 2021-
13IN, 2.50%, 12/30/51, Callable 10/25/44 @ 100(b) 12,792
394,347 FS RIALTO, Class A, Series  2021-FL2,
5.65%(TSFR1M+133bps), 5/16/38, Callable
4/16/25 @ 100(a) 392,351
2,019,798 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 5/25/32 @ 100(a)(b) 1,839,024
847,790 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 850,148
92,996 J.P. Morgan Mortgage Trust, Class A5, Series
2019-LTV3, 3.50%, 3/25/50, Callable 11/25/25 @
100(a)(b) 91,933
24,377 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 5.28%(TSFR1M+96bps), 3/25/50,
Callable 11/25/25 @ 100(a) 24,332
125,984 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 5.33%(TSFR1M+101bps), 2/25/50,
Callable 3/25/33 @ 100(a) 118,234
342,800 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 5.33%(TSFR1M+101bps), 2/25/50,
Callable 10/25/31 @ 100(a) 326,443
7,974 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 12/25/47 @
100(b) 6,794
305,227 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 5.43%(TSFR1M+111bps), 5/25/50,
Callable 7/25/38 @ 100(a) 290,606
1,381,747 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 12/25/47 @
100(a)(b) 1,345,261
1,064,800 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 9/25/30 @ 100(a)(b) 1,073,618
899,840 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 11/25/46 @ 100(a)(b) 794,250
857,651 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 1/25/43 @
100(a)(b) 835,003
28,406 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 5.43%(TSFR1M+111bps), 6/25/50,
Callable 8/25/28 @ 100(a) 28,407
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 225,598 LCM XVIII LP, Class A1R, Series 18A,
5.57%(TSFR3M+128bps), 4/20/31, Callable
4/20/25 @ 100(a) $ 225,598
650,934 Madison Park Funding XVIII, Ltd., Class ARR, Series
2015-18A, 5.49%(TSFR3M+120bps), 10/21/30,
Callable 4/21/25 @ 100(a) 650,944
935,428 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 5.54%(TSFR3M+125bps), 4/20/32,
Callable 4/20/25 @ 100(a) 935,064
2,548,510 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 2,608,481
1,111,060 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,131,861
5,583,372 MFA Trust, Class A1, Series 2025-NQM1, 5.44%,
3/25/70, Callable 2/25/28 @ 100(a)(b) 5,589,031
722,898 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
5.54%(TSFR3M+125bps), 1/20/32, Callable
4/19/25 @ 100(a) 722,619
1,790,000 Oaktree CLO, Ltd., Class ARR, Series 2020-1A,
5.51%(TSFR3M+119bps), 1/15/38(a) 1,783,397
2,824,386 OBX Trust, Class A1, Series 2025-NQM4, 5.40%,
2/25/55, Callable 2/25/28 @ 100(a)(b) 2,826,108
1,331,278 OBX Trust, Class A1, Series 2025-NQM3, 5.65%,
12/1/64, Callable 2/25/28 @ 100(a)(b) 1,340,929
556,132 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 573,581
1,175,000 OCP CLO, Ltd., Class A, Series 2025-40A,
5.46%(TSFR3M+114bps), 4/16/38(a) 1,172,430
447,869 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 5.58%(TSFR3M+128bps),
7/17/30, Callable 4/17/25 @ 100(a) 447,811
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 5.66%(TSFR3M+136bps),
1/25/31, Callable 4/25/25 @ 100(a) 1,199,905
660,538 PRET Trust, Class A1, Series 2025-RPL2, 4.00%,
8/25/64, Callable 3/25/27 @ 100(a)(b) 631,334
1,854,75 4 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 7/25/36 @ 100(a)(b) 1,566,018
677,745 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 670,739
2,144,416 PRPM Trust, Class A1, Series 2025-NQM1, 5.80%,
11/25/69, Callable 2/25/28 @ 100(a)(b) 2,160,488
784,617 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 796,887
413,660 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 9/25/44
@ 100 399,283
1,125,270 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 7/25/53
@ 100 1,070,059
3,271,954 Sequoia Mortgage Trust, Class A1A, Series 2024-
HYB1, 4.55%, 11/25/63, Callable 12/25/35 @
100(a)(b) 3,249,037
701,183 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 8/25/25 @ 100(a)
(b) 710,611
615,576 SG Residential Mortgage Trust, Class A1, Series
2021-1, 1.16%, 7/25/61, Callable 4/25/25 @ 100(a)
(b) 506,581

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 750,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
5.51%(TSFR3M+121bps), 10/26/34, Callable
4/26/25 @ 100(a) $ 749,527
645,837 Sound Point CLO XXII, Ltd., Class ARR, Series 2019-
1A, 5.32%(TSFR3M+103bps), 1/20/32, Callable
4/20/25 @ 100(a) 644,273
38,912 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
5.54%(TSFR3M+122bps), 11/17/30, Callable
5/17/25 @ 100(a) 38,909
380,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
5.72%(TSFR3M+143bps), 10/20/34, Callable
4/20/25 @ 100(a) 380,099
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
5.76%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,193,434
2,679,389 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 12/25/44 @ 100(a)
(b) 2,581,843
1,566,758 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,493,146
Total Collateralized Mortgage Obligations (Cost $94,083,954) 94,151,730
Collateralized Mortgage Backed Securities (4.5%):
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
5.58%(TSFR1M+126bps), 4/15/34(a) 2,659,028
1,515,000 BANK5, Class A3, Series 2024-5YR11, 5.89%,
11/15/57, Callable 11/15/29 @ 100 1,576,182
2,665,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 2,933,667
1,755,000 BBCMS Mortgage Trust, Class A3, Series 2024-
5C31, 5.61%, 12/15/57, Callable 12/15/29 @ 100 1,805,422
3,850,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
5.24%(TSFR1M+92bps), 3/15/37(a) 3,647,465
1,930,000 BBCMS Mortgage Trust 2025-5C33, Class A4,
Series 2025-5C33, 5.84%, 3/15/58, Callable
3/15/30 @ 100 2,011,140
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,900,087
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 890,438
750,000 BFLD Commercial Mortgage Trust, Class A, Series
2024-UNIV, 5.81%(TSFR1M+149bps), 11/15/41(a) 749,062
560,000 BFLD Commercial Mortgage Trust, Class B, Series
2024-UNIV, 6.16%(TSFR1M+184bps), 11/15/41(a) 559,300
2,141,363 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
5.81%(TSFR1M+149bps), 8/15/26(a) 2,138,986
3,040,000 BMO Mortgage Trust, Class A3, Series 2024-5C8,
5.63%, 12/15/57, Callable 12/15/29 @ 100(b) 3,127,103
1,668,000 BMO Mortgage Trust, Class A5, Series 2025-C11,
5.69%, 2/15/58, Callable 2/15/35 @ 100 1,735,625
2,780,000 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 6.01%(TSFR1M+169bps), 8/15/39(a) 2,782,311
2,560,000 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 6.46%(TSFR1M+214bps), 8/15/39(a) 2,562,040
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 6.01%(TSFR1M+169bps), 2/15/39(a) 948,144
1,538,485 BX Commercial Mortgage Trust, Class A, Series
2024-BRBK, 7.20%(TSFR1M+288bps), 10/15/41(a) 1,540,281
2, 474,736 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.76%(TSFR1M+144bps), 2/15/39(a) 2,476,663
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 1,884,805 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.61%(TSFR1M+129bps), 12/15/39(a) $ 1,882,621
2,000,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 1,809,338
1,782,862 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.08%(TSFR1M+176bps), 12/9/40(a) 1,784,148
2,805,000 BX Trust, Class A, Series 2024-VLT4,
5.81%(TSFR1M+149bps), 7/15/29(a) 2,792,290
1,883,000 BX Trust, Class A, Series 2023-DELC,
7.01%(TSFR1M+269bps), 5/15/38(a) 1,885,749
940,000 BX Trust, Class B, Series 2024-BIO,
6.26%(TSFR1M+194bps), 2/15/41(a) 939,364
780,000 BX Trust, Class B, Series 2024-PAT,
7.36%(TSFR1M+304bps), 3/15/41(a) 781,864
1,930,000 BX Trust, Class A, Series 2024-PAT,
6.41%(TSFR1M+209bps), 3/15/41(a) 1,927,466
1,436,981 BX Trust, Class A, Series 2024-CNYN,
5.76%(TSFR1M+144bps), 4/15/41(a) 1,438,134
595,538 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 540,723
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 514,255
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 5.31%(TSFR1M+99bps), 2/15/39(a) 1,862,584
569,551 CENT Trust, Class A, Series 2023-CITY,
6.94%(TSFR1M+262bps), 9/15/38(a) 569,858
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 6.91%(TSFR1M+259bps), 8/15/36(a) 1,458,237
3,075,000 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 3,037,960
667,000 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 662,386
1,460,000 CONE TRUST, Class A, Series 2024-DFW1,
5.96%(TSFR1M+164bps), 8/15/41(a) 1,456,062
485,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 453,640
889,837 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 875,120
2,135,000 CSMC, Class B, Series 2021-BHAR,
5.93%(TSFR1M+161bps), 11/15/38(a) 2,121,012
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.41%,
6/10/39(a)(b) 5,477,988
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.41%,
6/10/39(a)(b) 5,477,988
848,275 FRESB Mortgage Trust, Class A10H, Series
2019-SB60, 3.50%(LIBOR01M+350bps), 1/25/39,
Callable 12/25/28 @ 100 819,786
2,332,883 FRESB Mortgage Trust, Class A10F, Series 2021-
SB93, 1.81%, 10/25/31, Callable 9/25/31 @ 100(b) 2,000,092
1,505,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 7.11%(TSFR1M+279bps), 3/15/28(a) 1,507,458
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 4.85%, 8/10/41(a)(b) 1,010,222
1,800,000 Houston Galleria Mall Trust, Class A, Series 2025-
HGLR, 5.46%, 2/5/45(a)(b) 1,825,885
2,260,000 Hudson Yards Mortgage Trust, Class A, Series 2025-
SPRL, 5.47%, 1/13/40(a)(b) 2,299,438

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 3,674,000 INTOWN Mortgage Trust, Class A, Series 2025-
STAY, 5.65%(TSFR1M+135bps), 3/15/42(a) $ 3,646,445
1,160,000 INV Mortgage Trust, Class A, Series 2024-IND,
6.06%(TSFR1M+174bps), 11/15/41(a) 1,157,102
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)
(b) 225,934
700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
8/15/27 @ 100 677,965
1,990,000 JPMorgan Chase Commercial Mortgage Securities
Trust, Class A, Series 2024-IGLG, 5.17%, 11/9/39(a)
(b) 1,995,089
1,910,000 LBA Trust, Class A, Series 2024-7IND,
5.76%(TSFR1M+144bps), 10/15/41(a) 1,908,658
1,545,000 Manhattan West Mortgage Trust, Class A, Series
2020-1MW, 2.13%, 9/10/39(a) 1,441,203
301,000 MCR Mortgage Trust, Class A, Series 2024-HF1,
6.11%(TSFR1M+179bps), 12/15/41(a) 301,777
630,000 MF1, Class A, Series 2021-W10,
5.39%(TSFR1M+107bps), 12/15/34(a) 625,660
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,158,958
602,473 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 600,079
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,487,578
255,000 MSWF Commercial Mortgage Trust, Class A5, Series
2023-2, 6.01%, 12/15/56, Callable 12/15/33 @ 100 271,347
1,640,000 NY Commercial Mortgage Trust, Class A, Series
2025-299P, 5.29%, 2/10/47(a)(b) 1,685,392
1,411,000 NYC Commercial Mortgage Trust, Class A, Series
2025-3BP, 5.53%(TSFR1M+121bps), 2/15/42(a) 1,393,443
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 5.38%(TSFR1M+106bps), 1/15/36(a) 1,447,526
2,927,000 PRM5 Trust, Class A, Series 2025-PRM5, 4.17%,
3/10/33(a)(b) 2,873,438
732,000 SCG Commercial Mortgage Trust, Class B, Series
2025-DLFN, 5.81%(TSFR1M+150bps), 3/15/35(a) 7 27,420
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 121,969
3,345,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.56%(TSFR1M+124bps), 12/15/39(a) 3,338,294
2,537,000 TEXAS Commercial Mortgage Trust, Class A, Series
2025-TWR, 5.60%(TSFR1M+129bps), 4/15/42(a) 2,532,252
3,060,000 VEGAS Trust, Class A, Series 2024-TI, 5.52%,
11/10/39(a) 3,083,776
680,000 Wells Fargo Commercial Mortgage Trust, Class
A3, Series 2024-5C2, 5.92%, 11/15/57, Callable
11/15/29 @ 100 707,578
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,247,120
8,079,376 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.82%, 12/15/59, Callable
9/15/26 @ 100(b) 82,886
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 $ 1,004,925
748,306 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 744,379
1,988,000 Wells Fargo Commercial Mortgage Trust 2025-C64,
Class A5, Series 2025-C64, 5.65%, 2/15/58,
Callable 2/15/35 @ 100 2,045,964
Total Collateralized Mortgage Backed Securities (Cost
$125,739,793) 124,788,769
Corporate Bonds (25.7%):
Aerospace & Defense (0.2%):
1,225,000 Huntington Ingalls Industries, Inc., 2.04%, 8/16/28,
Callable 6/16/28 @ 100 1,118,213
452,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 443,701
283,000 Lockheed Martin Corp., 4.45%, 5/15/28, Callable
4/15/28 @ 100 284,413
1,679,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 1,517,589
1,219,000 Northrop Grumman Corp., 5.20%, 6/1/54, Callable
12/1/53 @ 100 1,142,914
461,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 422,172
4,929,002
Air Freight & Logistics (0.0%
†
):
276,185 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 263,560
Banks (4.3%):
9,834,000 Bank of America Corp., 2.55% (SOFR), 2/4/28,
Callable 2/4/27 @ 100 9,484,214
5,721,000 Bank of America Corp., 2.09% (SOFR), 6/14/29,
Callable 6/14/28 @ 100 5,288,224
4,212,000 Bank of America Corp., 1.90% (SOFR), 7/23/31,
Callable 7/23/30 @ 100, MTN 3,623,630
1,499,000 Bank of America Corp., 2.97% (SOFR), 2/4/33,
Callable 2/4/32 @ 100 1,314,954
1,242,000 Bank of America Corp., 2.83% (SOFR), 10/24/51,
Callable 10/24/50 @ 100 774,378
519,000 Citigroup, Inc., 1.12% (SOFR), 1/28/27, Callable
1/28/26 @ 100 504,249
6,546,000 Citigroup, Inc., 3.07% (SOFR), 2/24/28, Callable
2/24/27 @ 100 6,362,496
5,421,000 Citigroup, Inc., 2.67% (SOFR), 1/29/31, Callable
1/29/30 @ 100 4,886,229
1,108,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 947,038
1,960,000 Citigroup, Inc., 5.45% (SOFR), 6/11/35, Callable
6/11/34 @ 100 1,971,049
945,000 Citigroup, Inc., 5.33% (SOFR), 3/27/36, Callable
3/27/35 @ 100 942,103
1,330,000 Citigroup, Inc., 5.61% (SOFR), 3/4/56, Callable
3/4/55 @ 100 1,293,094
1,382,000 FNB Corp., 5.72% (SOFRINDX), 12/11/30, Callable
12/11/29 @ 100 1,381,255
10,425,000 JPMorgan Chase & Co., 4.50% (SOFR), 10/22/28,
Callable 10/22/27 @ 100 10,410,071

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 11,159,000 JPMorgan Chase & Co., 3.51% (TSFR3M), 1/23/29,
Callable 1/23/28 @ 100 $ 10,840,968
9,773,000 JPMorgan Chase & Co., 4.92% (SOFR), 1/24/29,
Callable 1/24/28 @ 100 9,859,266
1,347,000 JPMorgan Chase & Co., 2.07% (SOFR), 6/1/29,
Callable 6/1/28 @ 100 1,246,430
2,677,000 JPMorgan Chase & Co., 4.20% (TSFR3M), 7/23/29,
Callable 7/23/28 @ 100 2,637,399
721,000 JPMorgan Chase & Co., 5.30% (SOFR), 7/24/29,
Callable 7/24/28 @ 100 733,798
6,935,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 6,348,112
9,753,000 JPMorgan Chase & Co., 4.60% (SOFR), 10/22/30,
Callable 10/22/29 @ 100 9,689,888
3,725,000 JPMorgan Chase & Co., 2.52% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 3,340,662
6,535,000 JPMorgan Chase & Co., 2.55% (SOFR), 11/8/32,
Callable 11/8/31 @ 100 5,661,003
2,917,000 JPMorgan Chase & Co., 2.96% (SOFR), 1/25/33,
Callable 1/25/32 @ 100 2,576,566
54,000 JPMorgan Chase & Co., 4.95% (SOFR), 10/22/35,
Callable 10/22/34 @ 100 52,762
658,000 JPMorgan Chase & Co., 3.11% (SOFR), 4/22/51,
Callable 4/22/50 @ 100 438,547
2,695,000 KeyBank NA, 5.00%, 1/26/33, Callable 10/26/32
@ 100 2,627,399
1,999,000 M&T Bank Corp., 5.39% (SOFR), 1/16/36, Callable
1/16/35 @ 100, MTN 1,960,723
1,085,000 Morgan Stanley Bank NA, 4.45% (SOFR), 10/15/27,
Callable 10/15/26 @ 100 1,083,722
635,000 Morgan Stanley Bank NA, 5.50% (SOFR), 5/26/28,
Callable 5/26/27 @ 100 645,169
4,458,000 Wells Fargo & Co., 5.24% (SOFR), 1/24/31, Callable
1/24/30 @ 100 4,526,127
371,000 Wells Fargo & Co., 2.57% (TSFR3M), 2/11/31,
Callable 2/11/30 @ 100, MTN 334,427
2,683,000 Wells Fargo & Co., 5.21% (SOFR), 12/3/35, Callable
12/3/34 @ 100 2,671,477
1,002,000 Wells Fargo & Co., 3.90%, 5/1/45 790,273
179,000 Wells Fargo & Co., 4.61% (SOFR), 4/25/53, Callable
4/25/52 @ 100 151,757
117,399,459
Biotechnology (0.1%):
547,000 AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35
@ 100 509,907
874,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 563,621
992,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 782,014
1,841,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 1,449,001
110,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 106,516
3,411,059
Broadline Retail (0.1%):
452,000 Amazon.com, Inc., 2.50%, 6/3/50, Callable 12/3/49
@ 100 271,978
754,000 Amazon.com, Inc., 4.25%, 8/22/57, Callable
2/22/57 @ 100 617,209
Principal Amount Value
Corporate Bonds, continued
Broadline Retail, continued
$ 1,655,000 Amazon.com, Inc., 2.70%, 6/3/60, Callable 12/3/59
@ 100 $ 956,143
487,000 Amazon.com, Inc., 4.10%, 4/13/62, Callable
10/13/61 @ 100 383,968
86,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 92,462
2,321,760
Capital Markets (2.8%):
430,000 Bain Capital Specialty Finance, Inc., 5.95%,
3/15/30, Callable 2/15/30 @ 100 423,052
3,184,000 Blue Owl Capital Corp., 5.95%, 3/15/29, Callable
2/15/29 @ 100 3,193,326
10,456,000 Goldman Sachs Group, Inc. (The), 1.54% (SOFR),
9/10/27, Callable 9/10/26 @ 100 10,003,558
2,698,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 2,586,538
1,317,000 Goldman Sachs Group, Inc. (The), 2.64% (SOFR),
2/24/28, Callable 2/24/27 @ 100 1,269,401
3,670,000 Goldman Sachs Group, Inc. (The), 3.81% (TSFR3M),
4/23/29, Callable 4/23/28 @ 100 3,586,419
1,858,000 Goldman Sachs Group, Inc. (The), 5.73% (SOFR),
4/25/30, Callable 4/25/29 @ 100 1,920,174
4,326,000 Goldman Sachs Group, Inc. (The), 5.05% (SOFR),
7/23/30, Callable 7/23/29 @ 100 4,365,341
3,816,000 Goldman Sachs Group, Inc. (The), 2.65% (SOFR),
10/21/32, Callable 10/21/31 @ 100 3,298,424
3,362,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,964,729
4,452,000 Goldman Sachs Group, Inc. (The), 5.02% (SOFR),
10/23/35, Callable 10/23/34 @ 100 4,325,879
2,357,000 Goldman Sachs Group, Inc. (The), 5.54% (SOFR),
1/28/36, Callable 1/28/35 @ 100 2,388,009
1,365,000 Goldman Sachs Group, Inc. (The), 5.73% (SOFR),
1/28/56, Callable 1/28/55 @ 100 1,360,764
1,697,000 Morgan Stanley, 3.77% (TSFR3M), 1/24/29,
Callable 1/24/28 @ 100 1,661,248
5,194,000 Morgan Stanley, 5.16% (SOFR), 4/20/29, Callable
4/20/28 @ 100 5,265,329
6,845,000 Morgan Stanley, 5.45% (SOFR), 7/20/29, Callable
7/20/28 @ 100 6,988,766
2,250,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 2,316,177
7,606,000 Morgan Stanley, 2.70% (SOFR), 1/22/31, Callable
1/22/30 @ 100, MTN 6,894,611
5,894,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 5,064,084
1,961,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 1,721,260
4,705,000 Morgan Stanley, 5.59% (SOFR), 1/18/36, Callable
1/18/35 @ 100 4,809,338
76,406,427
Chemicals (0.1%):
430,000 Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51
@ 100 261,150
1,123,000 South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27, Callable 8/1/27 @ 100(a) 1,123,070
1,384,220

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance (0.8%):
$ 840,000 Capital One Financial Corp., 1.88% (SOFR), 11/2/27,
Callable 11/2/26 @ 100 $ 802,894
4,900,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 4,185,864
224,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 218,328
1,440,000 Synchrony Financial, 5.15%, 3/19/29, Callable
12/19/28 @ 100 1,431,910
5,646,000 Synchrony Financial, 5.94% (SOFRINDX), 8/2/30,
Callable 8/2/29 @ 100 5,727,884
6,604,000 Synchrony Financial, 5.45% (SOFR), 3/6/31, Callable
3/6/30 @ 100^ 6,558,512
2,595,000 Synchrony Financial, 2.88%, 10/28/31, Callable
7/28/31 @ 100 2,198,681
21,124,073
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 126,865
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 307,584
434,449
Diversified REITs (0.1%):
1,345,000 Store Capital LLC, 5.40%, 4/30/30, Callable 3/30/30
@ 100(a) 1,347,038
Diversified Telecommunication Services (1.0%):
1,291,000 AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @
100 877,504
8,434,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 5,667,462
2,986,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 2,793,854
1,280,000 T-Mobile USA, Inc., 5.13%, 5/15/32, Callable
3/15/32 @ 100 1,285,421
425,000 T-Mobile USA, Inc., 5.88%, 11/15/55, Callable
5/15/55 @ 100 427,733
320,000 T-Mobile USA, Inc., 3.60%, 11/15/60, Callable
5/15/60 @ 100 213,905
1,265,000 Verizon Communications, Inc., 5.25%, 4/2/35,
Callable 1/2/35 @ 100 1,265,399
432,000 Verizon Communications, Inc., 4.27%, 1/15/36 395,261
3,367,000 Verizon Communications, Inc., 5.25%, 3/16/37 3,386,697
12,263,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 11,960,754
28,273,990
Electric Utilities (3.3%):
127,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 135,563
160,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 159,974
97,000 AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable
7/15/49 @ 100 66,488
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 924,470
256,000 AEP Transmission Co. LLC, 5.15%, 4/1/34, Callable
1/1/34 @ 100 256,349
675,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 449,161
958,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 581,056
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 822,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 $ 528,180
526,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 352,305
242,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 261,167
1,734,000 Duke Energy Carolinas LLC, 2.85%, 3/15/32,
Callable 12/15/31 @ 100 1,529,310
385,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 384,597
169,000 Duke Energy Carolinas LLC, 5.25%, 3/15/35,
Callable 12/15/34 @ 100 170,468
1,297,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 878,413
1,202,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 852,330
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 397,552
646,000 Duke Energy Corp., 3.50%, 6/15/51, Callable
12/15/50 @ 100 440,221
3,798,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 3,288,270
676,000 Duke Energy Progress LLC, 5.70%, 4/1/35 698,849
820,000 Duke Energy Progress LLC, 4.10%, 5/15/42, Callable
11/15/41 @ 100 688,192
1,630,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 1,398,820
1,050,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 615,18 2
595,000 Duke Energy Progress LLC, 5.55%, 3/15/55, Callable
9/15/54 @ 100 582,275
2,835,000 Edison International, 4.13%, 3/15/28, Callable
12/15/27 @ 100 2,723,205
3,529,000 Edison International, 6.95%, 11/15/29, Callable
9/15/29 @ 100^ 3,675,506
395,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 400,347
507,000 FirstEnergy Corp., 4.85%, 7/15/47, Callable 1/15/47
@ 100 433,416
5,066,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 3,427,098
960,000 FirstEnergy Pennsylvania Electric Co., 3.25%,
3/15/28, Callable 12/15/27 @ 100(a) 921,729
2,057,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100 2,039,409
1,055,000 FirstEnergy Transmission LLC, 5.45%, 7/15/44,
Callable 1/15/44 @ 100(a) 1,023,829
4,345,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 3,707,615
3,822,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 2,423,951
195,000 Florida Power & Light Co., 5.80%, 3/15/65, Callable
9/15/64 @ 100 200,785
5,342,000 Georgia Power Co., 4.70%, 5/15/32, Callable
2/15/32 @ 100 5,280,978
321,000 Georgia Power Co., 5.20%, 3/15/35, Callable
9/15/34 @ 100 322,188
911,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 888,153

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 563,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 $ 343,746
886,000 NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29
@ 100(a) 858,083
6,600,000 NRG Energy, Inc., 7.00%, 3/15/33, Callable
12/15/32 @ 100(a) 7,119,466
349,000 Ohio Power Co., Series G, 6.60%, 2/15/33 376,911
893,000 Ohio Power Co., 5.65%, 6/1/34, Callable 3/1/34
@ 100 907,911
152,000 Ohio Power Co., Series F, 5.85%, 10/1/35 156,678
178,000 Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47
@ 100 141,014
440,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 270,143
232,000 Pacific Gas and Electric Co., 3.30%, 12/1/27,
Callable 9/1/27 @ 100 225,105
525,000 Pacific Gas and Electric Co., 6.10%, 1/15/29,
Callable 12/15/28 @ 100 542,299
280,000 Pacific Gas and Electric Co., 5.55%, 5/15/29,
Callable 4/15/29 @ 100 284,294
854,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 879,856
3,560,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 3,710,474
700,000 Pacific Gas and Electric Co., 6.95%, 3/15/34,
Callable 12/15/33 @ 100 756,270
3,253,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 3,275,813
2,346,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 1,947,098
2,412,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 1,593,705
89,000 Pacific Gas and Electric Co., 5.25%, 3/1/52, Callable
9/1/51 @ 100 76,550
930,000 Pacific Gas and Electric Co., 6.75%, 1/15/53,
Callable 7/15/52 @ 100 971,214
1,452,000 Pacific Gas and Electric Co., 5.90%, 10/1/54,
Callable 4/1/54 @ 100 1,377,729
230,000 PECO Energy Co., 2.80%, 6/15/50, Callable
12/15/49 @ 100 143,734
702,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 454,031
452,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 283,286
388,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 323,314
993,000 Southern California Edison Co., 5.30%, 3/1/28,
Callable 2/1/28 @ 100 1,005,230
1,205,000 Southern California Edison Co., Series B, 3.65%,
3/1/28, Callable 12/1/27 @ 100 1,166,706
872,000 Southern California Edison Co., Series 2004-G,
5.75%, 4/1/35 885,850
171,000 Southern California Edison Co., Series 2005-E,
5.35%, 7/15/35 168,233
352,000 Southern California Edison Co., 3.65%, 2/1/50,
Callable 8/1/49 @ 100 243,614
34,000 Southern California Edison Co., Series 20A, 2.95%,
2/1/51, Callable 8/1/50 @ 100 20,555
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 377,000 Southern Co., 4.25%, 7/1/36, Callable 1/1/36 @
100 $ 341,799
2,893,000 Southern Co. (The), 4.85%, 3/15/35, Callable
9/15/34 @ 100 2,792,098
9,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 7,557
1,484,970 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,458,607
1,618,000 Virginia Electric and Power Co., 2.45%, 12/15/50,
Callable 6/15/50 @ 100 913,296
2,324,000 Vistra Operations Co. LLC, 5.05%, 12/30/26(a) 2,332,359
1,195,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 1,288,901
4,901,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 4,984,665
4,036,000 Vistra Operations Co. LLC, 5.70%, 12/30/34,
Callable 9/30/34 @ 100(a) 4,002,275
91,737,870
Energy Equipment & Services (0.0%
†
):
209,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 203,290
Financial Services (0.8%):
909,000 Apollo Debt Solutions BDC, 6.70%, 7/29/31,
Callable 5/29/31 @ 100 937,860
1,244,000 Apollo Debt Solutions BDC, 6.55%, 3/15/32,
Callable 1/15/32 @ 100(a) 1,261,874
4,476,000 Ares Strategic Income Fund, 5.70%, 3/15/28,
Callable 2/15/28 @ 100(a) 4,480,651
2,980,000 AT&T Reign II Multi-Property Lease-Backed Pass-
Through Trust, 6.09%, 12/15/44(a) 3,036,893
397,000 Blackstone Private Credit Fund, 5.25%, 4/1/30,
Callable 3/1/30 @ 100(a) 387,752
659,000 Blue Owl Credit Income Corp., 5.80%, 3/15/30,
Callable 2/15/30 @ 100(a) 646,236
101,000 Citadel, LP, 6.00%, 1/23/30, Callable 12/23/29 @
100(a) 102,526
342,000 DAE Funding LLC, 3.38%, 3/20/28, Callable 1/20/28
@ 100(a) 326,145
1,073,000 Equinix Europe 2 Financing Corp. LLC, 5.50%,
6/15/34, Callable 3/15/34 @ 100 1,093,854
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 228,583
605,000 Glencore Funding LLC, 4.91%, 4/1/28(a) 607,763
1,602,000 Glencore Funding LLC, 5.40%, 5/8/28, Callable
4/8/28 @ 100(a) 1,630,926
2,081,000 Glencore Funding LLC, 6.38%, 10/6/30, Callable
8/6/30 @ 100(a) 2,206,690
279,000 Global Payments, Inc., 4.45%, 6/1/28, Callable
3/1/28 @ 100 276,651
3,492,000 Global Payments, Inc., 2.90%, 5/15/30, Callable
2/15/30 @ 100 3,165,697
207,000 Global Payments, Inc., 4.15%, 8/15/49, Callable
2/15/49 @ 100 155,776
725,000 HPS Corporate Lending Fund, 5.45%, 1/14/28(a) 724,527
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 874,540

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 129,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(a) $ 129,940
22,274,884
Gas Utilities (0.5%):
8,905,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 8,975,020
4,236,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 4,039,780
208,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 182,062
13,196,862
Ground Transportation (0.2%):
541,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 359,409
200,000 Burlington Northern Santa Fe LLC, 3.30%, 9/15/51,
Callable 3/15/51 @ 100 138,038
2,373,000 Burlington Northern Santa Fe LLC, 2.88%, 6/15/52,
Callable 12/15/51 @ 100 1,490,488
14,000 Burlington Northern Santa Fe LLC, 5.20%, 4/15/54,
Callable 10/15/53 @ 100 13,279
642,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 587,985
633,000 Norfolk Southern Corp., 5.05%, 8/1/30, Callable
6/1/30 @ 100 644,424
929,000 Norfolk Southern Corp., 3.16%, 5/15/55, Callable
11/15/54 @ 100 595,871
419,000 Uber Technologies, Inc., 4.80%, 9/15/34, Callable
6/15/34 @ 100 405,938
282,000 Uber Technologies, Inc., 5.35%, 9/15/54, Callable
3/15/54 @ 100 262,923
2,225,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 1,423,717
119,000 Union Pacific Corp., 3.50%, 2/14/53, Callable
8/14/52 @ 100 84,900
331,281 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 325,818
6,332,790
Health Care Providers & Services (0.9%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 170,591
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 593,901
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 315,216
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 95,883
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 701,942
3,438,000 CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30
@ 100 3,236,678
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 1,000,079
1,712,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 1,110,770
144,000 Elevance Health, Inc., 5.70%, 2/15/55, Callable
8/15/54 @ 100 138,945
605,000 HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 609,353
2,235,000 HCA, Inc., 5.20%, 6/1/28, Callable 5/1/28 @ 100 2,255,106
754,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 767,646
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 5,372,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 $ 5,198,592
1,263,000 HCA, Inc., 5.45%, 4/1/31, Callable 2/1/31 @ 100 1,282,024
555,000 HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100 472,531
1,814,000 HCA, Inc., 5.45%, 9/15/34, Callable 6/15/34 @ 100 1,792,918
1,692,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 1,102,874
318,000 HCA, Inc., 4.63%, 3/15/52, Callable 9/15/51 @ 100 252,806
142,000 HCA, Inc., 6.00%, 4/1/54, Callable 10/1/53 @ 100 137,119
762,000 HCA, Inc., 6.10%, 4/1/64, Callable 10/1/63 @ 100 732,795
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 149,608
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 305,793
230,000 Solventum Corp., 5.45%, 2/25/27, Callable 1/25/27
@ 100 233,654
1,069,000 Solventum Corp., 6.00%, 5/15/64, Callable
11/15/63 @ 100 1,062,169
3,074,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 2,196,825
25,915,818
Household Durables (0.1%):
3,906,000 D.R. Horton, Inc., 5.00%, 10/15/34, Callable
7/15/34 @ 100 3,800,304
Industrial Conglomerates (0.1%):
218,000 Extra Space Storage, LP, 5.50%, 7/1/30, Callable
5/1/30 @ 100 224,407
1,914,000 Extra Space Storage, LP, 5.35%, 1/15/35, Callable
10/15/34 @ 100 1,897,442
1,585,000 Extra Space Storage, LP, 5.40%, 6/15/35, Callable
3/15/35 @ 100 1,574,801
3,696,650
Insurance (0.1%):
315,000 American International Group, Inc., 4.38%, 6/30/50,
Callable 12/30/49 @ 100 261,168
824,000 Marsh & McLennan Cos., Inc., 2.90%, 12/15/51,
Callable 6/15/51 @ 100 518,057
398,000 Marsh & McLennan Cos., Inc., 5.40%, 3/15/55,
Callable 9/15/54 @ 100 383,961
1,163,186
Interactive Media & Services (0.2%):
5,317,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 4,521,725
1,516,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 1,486,834
6,008,559
IT Services (0.2%):
6,014,000 Gartner, Inc., 3.63%, 6/15/29, Callable 5/4/25 @
101.81(a) 5,665,669
465,000 VeriSign, Inc., 5.25%, 6/1/32, Callable 4/1/32 @
100 467,886
6,133,555
Life Sciences Tools & Services (0.0%
†
):
147,000 Agilent Technologies, Inc., 2.30%, 3/12/31, Callable
12/12/30 @ 100 127,613
Machinery (0.0%
†
):
1,147,000 Caterpillar, Inc., 3.25%, 4/9/50, Callable 10/9/49
@ 100 801,846

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media (0.3%):
$ 2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 $ 1,818,571
3,757,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 2,202,658
1,138,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 643,546
193,000 Discovery Communications LLC, 4.90%, 3/11/26,
Callable 12/11/25 @ 100 192,962
588,000 Paramount Global, 3.70%, 10/4/26, Callable 7/4/26
@ 100 569,683
345,000 Paramount Global, 2.90%, 1/15/27, Callable
10/15/26 @ 100 333,475
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 592,919
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 167,364
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 125,248
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 174,842
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 168,170
6,989,438
Multi-Utilities (0.1%):
1,298,000 Dominion Energy, Inc., Series B, 7.00% (H15T5Y),
6/1/54, Callable 3/3/34 @ 100 1,367,768
800,000 Dominion Energy, Inc., 6.62% (H15T5Y), 5/15/55,
Callable 2/15/35 @ 100 795,000
185,000 NiSource, Inc., 3.60%, 5/1/30, Callable 2/1/30 @
100 175,475
250,000 NiSource, Inc., 5.85%, 4/1/55, Callable 10/1/54
@ 100 248,448
212,000 San Diego Gas & Electric Co., 2.95%, 8/15/51,
Callable 2/15/51 @ 100 133,551
376,000 San Diego Gas & Electric Co., 3.70%, 3/15/52,
Callable 9/15/51 @ 100 271,573
2,991,815
Oil, Gas & Consumable Fuels (4.9%):
718,000 APA Corp., 4.25%, 1/15/30, Callable 10/15/29 @
100(a) 683,107
1,269,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 1,129,112
4,478,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 3,772,769
6,539,000 Cheniere Energy Partners, LP, 5.95%, 6/30/33,
Callable 12/30/32 @ 100 6,729,180
1,614,000 Cheniere Energy Partners, LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100 1,638,071
7,419,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100 7,511,619
579,000 Chevron USA, Inc., 2.34%, 8/12/50, Callable
2/12/50 @ 100 335,309
335,000 ConocoPhillips Co., 3.80%, 3/15/52, Callable
9/15/51 @ 100 247,559
656,000 Devon Energy Corp., 5.75%, 9/15/54, Callable
3/15/54 @ 100 599,102
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 6,138,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 $ 6,011,078
19,685,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 18,657,108
2,349,000 Diamondback Energy, Inc., 5.15%, 1/30/30, Callable
12/30/29 @ 100 2,389,440
16,657,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 15,051,715
1,159,000 Eastern Energy Gas Holdings LLC, 6.20%, 1/15/55,
Callable 7/15/54 @ 100 1,213,674
3,168,000 Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27
@ 100 3,161,392
3,241,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 3,261,862
297,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 335,094
491,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 412,383
381,000 Energy Transfer, LP, 4.15%, 9/15/29, Callable
6/15/29 @ 100 371,573
3,712,000 Energy Transfer, LP, 5.95%, 5/15/54, Callable
11/15/53 @ 100 3,556,437
1,717,000 Energy Transfer, LP, 6.05%, 9/1/54, Callable 3/1/54
@ 100 1,658,993
13,677,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 13,435,806
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 5,284,284
3,025,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 3,034,163
2,777,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 2,999,568
1,020,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 923,022
1,236,000 EQT Corp., 5.75%, 2/1/34, Callable 11/1/33 @ 100 1,263,099
252,000 Exxon Mobil Corp., 3.45%, 4/15/51, Callable
10/15/50 @ 100 180,025
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 569,604
962,000 Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/1/54 952,537
308,000 Kinder Morgan, Inc., 3.60%, 2/15/51, Callable
8/15/50 @ 100 212,027
147,000 ONEOK, Inc., 5.65%, 9/1/34, Callable 6/1/34 @ 100 148,490
183,000 Ovintiv, Inc., 7.10%, 7/15/53, Callable 1/15/53
@ 100 192,346
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 518,044
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,041,093
13,786,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 13,623,670
2,604,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 2,686,531
575,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 581,415
4,055,000 Targa Resources Corp., 4.20%, 2/1/33, Callable
11/1/32 @ 100 3,744,351
679,000 Targa Resources Corp., 6.13%, 3/15/33, Callable
12/15/32 @ 100 707,512
2,845,000 Targa Resources Corp., 4.95%, 4/15/52, Callable
10/15/51 @ 100 2,397,305
487,000 Targa Resources Corp., 6.13%, 5/15/55, Callable
11/15/54 @ 100 482,383

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 140,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
4/14/25 @ 102.75 $ 141,442
978,000 Tennessee Gas Pipeline Co. LLC, 2.90%, 3/1/30,
Callable 12/1/29 @ 100(a) 892,688
135,737,982
Passenger Airlines (0.0%
†
):
710,894 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
5/4/25 @ 101.63(a) 713,560
Pharmaceuticals (0.1%):
540,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 333,271
1,937,000 Wyeth LLC, 6.00%, 2/15/36 2,070,889
2,404,160
Real Estate Management & Development (0.0%
†
):
175,000 VICI Properties, LP/VICI Note Co., Inc., 4.50%,
1/15/28, Callable 10/15/27 @ 100(a) 173,103
Retail REITs (0.8%):
22,386,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 22,330,751
Semiconductors & Semiconductor Equipment (0.6%):
13,000 Advanced Micro Devices, Inc., 4.39%, 6/1/52,
Callable 12/1/51 @ 100 11,016
6,572,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 6,268,952
5,815,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 4,767,410
635,000 Foundry JV Holdco LLC, 5.90%, 1/25/33, Callable
11/25/32 @ 100(a) 645,839
561,000 Foundry JV Holdco LLC, 6.10%, 1/25/36, Callable
10/24/35 @ 100(a) 572,302
1,214,000 Foundry JV Holdco LLC, 6.20%, 1/25/37, Callable
10/25/36 @ 100(a) 1,246,681
1,061,000 Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100 586,906
308,000 Lam Research Corp., 3.13%, 6/15/60, Callable
12/15/59 @ 100 191,591
64,000 NVIDIA Corp., 3.50%, 4/1/40, Callable 10/1/39
@ 100 53,516
283,000 NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49
@ 100 213,962
60,000 NVIDIA Corp., 3.70%, 4/1/60, Callable 10/1/59
@ 100 44,629
363,000 Texas Instruments, Inc., 2.70%, 9/15/51, Callable
3/15/51 @ 100 224,221
419,000 Texas Instruments, Inc., 4.10%, 8/16/52, Callable
2/16/52 @ 100 334,247
15,161,272
Software (0.9%):
1,026,000 AppLovin Corp., 5.13%, 12/1/29, Callable 11/1/29
@ 100 1,030,792
2,347,000 AppLovin Corp., 5.38%, 12/1/31, Callable 10/1/31
@ 100 2,362,192
562,000 AppLovin Corp., 5.50%, 12/1/34, Callable 9/1/34
@ 100 561,483
450,000 AppLovin Corp., 5.95%, 12/1/54, Callable 6/1/54
@ 100 439,985
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 825,000 Microsoft Corp., 2.92%, 3/17/52, Callable 9/17/51
@ 100 $ 551,353
2,938,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 2,534,807
580,000 Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @
100 402,695
4,739,000 Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50
@ 100 3,457,958
3,277,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 2,539,131
3,516,000 Oracle Corp., 6.00%, 8/3/55, Callable 2/3/55 @ 100 3,488,839
1,381,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 946,358
5,164,000 Oracle Corp., 6.13%, 8/3/65, Callable 2/3/65 @ 100 5,128,890
23,444,483
Specialized REITs (0.9%):
4,921,000 American Tower Corp., 5.25%, 7/15/28, Callable
6/15/28 @ 100 5,000,440
7,773,000 American Tower Corp., 2.10%, 6/15/30, Callable
3/15/30 @ 100 6,780,497
406,000 American Tower Corp., 5.65%, 3/15/33, Callable
12/15/32 @ 100 418,234
1,527,000 Crown Castle, Inc., 2.50%, 7/15/31, Callable
4/15/31 @ 100 1,301,059
318,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 291,601
171,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 157,986
3,939,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 3,672,865
360,000 Extra Space Storage, LP, 5.70%, 4/1/28, Callable
3/1/28 @ 100 369,086
700,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
12/1/29, Callable 4/14/25 @ 102.31(a) 678,118
935,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 933,433
970,000 VICI Properties, LP, 5.63%, 4/1/35, Callable 1/1/35
@ 100 961,961
4,965,000 VICI Properties, LP, 6.13%, 4/1/54, Callable 10/1/53
@ 100 4,860,000
25,425,280
Specialty Retail (0.1%):
1,278,000 Home Depot, Inc. (The), 3.50%, 9/15/56, Callable
3/15/56 @ 100 895,495
58,000 Home Depot, Inc. (The), 5.40%, 6/25/64, Callable
12/25/63 @ 100 55,653
3,446,000 Lowe's Cos., Inc., 3.00%, 10/15/50, Callable
4/15/50 @ 100 2,144,611
3,095,759
Technology Hardware, Storage & Peripherals (0.1%):
719,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100 485,320
694,000 Hewlett Packard Enterprise Co., 6.35%, 10/15/45,
Callable 4/15/45 @ 100 709,686
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 484,332
1,679,338

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Tobacco (0.9%):
$ 7,624,000 Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30
@ 100 $ 7,115,868
2,426,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 1,662,075
5,653,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 5,275,798
271,000 BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47
@ 100 216,079
6,216,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 5,044,669
6,620,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 6,096,788
25,411,277
Wireless Telecommunication Services (0.1%):
783,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 770,401
668,000 T-Mobile USA, Inc., 4.95%, 3/15/28, Callable
2/15/28 @ 100 673,953
1,367,000 T-Mobile USA, Inc., 5.80%, 9/15/62, Callable
3/15/62 @ 100 1,341,911
2,786,265
Total Corporate Bonds (Cost $709,115,602) 707,032,747
Foreign Bond (0.0%
†
):
Sovereign Bond (0.0%
†
):
190,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN 183,816
Total Foreign Bond (Cost $169,696) 183,816
Yankee Debt Obligations (2.0%):
Aerospace & Defense (0.1%):
1,991,000 BAE Systems PLC, 5.25%, 3/26/31, Callable
2/26/31 @ 100(a) 2,028,409
487,000 BAE Systems PLC, 5.30%, 3/26/34, Callable
12/26/33 @ 100(a) 492,163
100,000 Embraer Netherlands Finance BV, 5.98%, 2/11/35,
Callable 11/11/34 @ 100 101,469
2,622,041
Air Freight & Logistics (0.0%
†
):
393,000 Mexico City Airport Trust, 5.50%, 10/31/46,
Callable 4/30/46 @ 100(a) 321,722
Banks (0.1%):
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 209,618
731,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 742,951
646,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 641,641
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100^(a) 327,566
1,921,776
Capital Markets (0.0%
†
):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100^ 275,716
910,000 Philippine Government International Bond, 1.65%,
6/10/31 757,593
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 137,912
1,171,221
Principal Amount Value
Yankee Debt Obligations, continued
Chemicals (0.1%):
$ 860,000 EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(a) $ 848,871
449,000 Kazakhstan Government International Bond, 6.50%,
7/21/45(a) 493,217
281,632 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 258,950
761,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 753,670
2,354,708
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 344,634
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 408,098
Energy Equipment & Services (0.0%
†
):
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27 193,110
Financial Services (0.1%):
670,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 662,583
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 164,750
962,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 922,056
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100^(a) 412,947
500,000 Latvia Government International Bond, 5.13%,
7/30/34(a) 496,276
316,000 MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 6/29/28 325,135
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable
3/9/28 @ 100 230,257
3,214,004
Food Products (0.0%
†
):
897,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 675,788
Health Care Providers & Services (0.0%
†
):
737,787 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 607,719
Household Durables (0.0%
†
):
330,000 LG Electronics, Inc., 5.63%, 4/24/27(a) 335,982
Independent Power and Renewable Electricity Producers
(0.1%):
256,005 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 229,124
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 439,896
727,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 716,284
340,000 Kallpa Generacion SA, 5.88%, 1/30/32, Callable
11/30/31 @ 100(a) 346,031
1,731,335
Metals & Mining (0 .7%):
923,000 Anglo American Capital plc, 5.50%, 5/2/33, Callable
2/2/33 @ 100(a) 926,623
1,209,000 Anglo American Capital PLC, 4.88%, 5/14/25(a) 1,208,952
2,799,000 Anglo American Capital PLC, 5.63%, 4/1/30,
Callable 1/1/30 @ 100(a) 2,872,902

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 6,131,000 Anglo American Capital PLC, 2.63%, 9/10/30,
Callable 6/10/30 @ 100(a) $ 5,433,991
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 5,117,469
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 843,733
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 532,646
725,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100(a) 624,529
269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 277,734
1,058,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100 1,031,233
625,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100 621,542
329,000 Ma'aden Sukuk, Ltd., 5.25%, 2/13/30, Callable
1/13/30 @ 100(a) 332,825
265,000 Ma'aden Sukuk, Ltd., 5.50%, 2/13/35, Callable
11/13/34 @ 100(a) 268,760
20,092,939
Oil, Gas & Consumable Fuels (0.2%):
272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) 278,868
915,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 722,094
470,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 396,036
390,000 ORLEN SA, 6.00%, 1/30/35, Callable 12/30/34 @
100(a) 399,594
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 428,875
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 153,815
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 428,142
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 407,927
383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) 358,684
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 376,061
3,950,096
Paper & Forest Products (0.1%):
815,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100^(a) 771,372
381,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 343,352
278,000 Suzano International Finance BV, 5.50%, 1/17/27 280,952
1,395,676
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%, 1/17/33 214,997
Sovereign Bond (0.5%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 339,994
825,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 805,082
611,000 Chile Government International Bond, 3.86%,
6/21/47 468,939
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) $ 422,847
200,000 Hungary Government International Bond, Registered
Shares, 5.50%, 6/16/34 193,670
280,000 Hungary Government International Bond, Series
30Y, 7.63%, 3/29/41 316,040
236,000 Indonesia Government International Bond, 7.75%,
1/17/38(a) 285,831
200,000 Mexico Government International Bond, 3.75%,
1/11/28 193,870
878,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 820,174
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 182,519
322,000 Mexico Government International Bond, 5.75%,
10/12/10 2 53,345
200,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 199,155
502,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 442,422
232,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 181,404
135,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 111,794
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,623,512
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 193,966
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48 191,980
481,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 454,356
324,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 322,602
150,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28 153,854
314,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29 312,639
430,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 359,970
130,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 132,701
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 186,361
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 175,243
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN 127,892
678,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 463,650
683,214 Uruguay Government International Bond, 5.75%,
10/28/34, Callable 7/28/34 @ 100 712,297
12,628,109
Technology Hardware, Storage & Peripherals (0.0%
†
):
639,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%,
2/15/32, Callable 11/15/31 @ 100 544,801

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Technology Hardware, Storage & Peripherals, continued
$ 149,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%,
1/15/33, Callable 10/15/32 @ 100 $ 146,397
691,198
Transportation Infrastructure (0.0%
†
):
324,000 Varanasi Aurangabad NH-2 Tollway Pvt, Ltd.,
5.90%, 2/28/34, Callable 3/5/28 @ 104.43^(a) 328,455
Wireless Telecommunication Services (0.0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 254,364
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 290,813
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 201,461
746,638
Total Yankee Debt Obligations (Cost $56,523,453) 55,950,246
Municipal Bonds (0.5%):
Arizona (0.1%):
1,045,000 Maricopa County Industrial Development Authority
Revenue, 7.38%, 10/1/29, Continuously Callable
@100 1,078,691
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 609,074
435,000 State of California, GO, 7.50%, 4/1/34 503,204
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 276,030
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 294,565
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 42,200
1,725,073
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, Class A1- A3, 5.05%, 12/1/34 2,900,221
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @100 2,113,286
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 593,637
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 337,674
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 631,655
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 126,342
757,997
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue,
Series C, Class C, 2.15%, 3/15/31 1,259,284
Principal Amount Value
Municipal Bonds, continued
New York, continued
$ 1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 $ 942,402
2,201,686
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 245,561
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 327,630
Total Municipal Bonds (Cost $13,254,923) 12,281,456
U.S. Government Agency Mortgages (30.5%):
Federal Home Loan Mortgage Corporation (9.3%):
26,728 3.00%, 9/1/27, Pool #U70060 26,392
17,048 3.00%, 7/1/28, Pool #U79018 16,809
4,488,703 Class XFX , Series KL06, 1.36%, 12/25/29, Callable
9/25/29 @ 100.00 194,842
13,840 3.00%, 1/1/30, Pool #V60724 13,347
11,077 3.00%, 1/1/30, Pool #V60696 10,572
24,438 2.50%, 3/1/30, Pool #V60770 23,304
36,904 2.50%, 5/1/30, Pool #V60796 36,437
24,434 2.50%, 5/1/30, Pool #J31418 23,720
58,422 2.50%, 5/1/30, Pool #J31728 56,193
44,211 3.00%, 5/1/30, Pool #J31689 42,925
92,531 3.00%, 6/1/30, Pool #V60840 89,569
5,396 3.00%, 7/1/30, Pool #J32181 5,241
10,127 2.50%, 7/1/30, Pool #J32204 9,601
44,800 3.00%, 7/1/30, Pool #G15520 43,694
1,570 2.50%, 7/1/30, Pool #J32491 1,478
2,186 2.50%, 7/1/30, Pool #V60905 2,159
7,909 2.50%, 7/1/30, Pool #J32209 7,547
33,354 2.50%, 8/1/30, Pool #V60902 31,804
40,798 2.50%, 8/1/30, Pool #V60886 38,956
5,174 3.00%, 8/1/30, Pool #J32436 4,952
9,134 3.00%, 8/1/30, Pool #V60909 8,718
100,961 2.50%, 9/1/30, Pool #V60904 97,286
32,209 2.50%, 9/1/30, Pool #V60903 30,885
7,120,486 Class X1 , Series K121, 1.02%, 10/25/30, Callable
10/25/30 @ 100.00 318,105
184,909 2.50%, 4/1/31, Pool #G16186 175,663
3,417,978 1.50%, 5/1/31, Pool #RD5057 3,193,482
525,278 1.50%, 6/1/31, Pool #RD5059 490,254
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32, Callable
5/25/32 @ 100.00 3,159,171
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32, Callable
6/25/32 @ 100.00 1,571,718
4,263 3.00%, 10/1/32, Pool #J37706 4,098
5,653 3.00%, 11/1/32, Pool #J37835 5,435
4,015 3.00%, 12/1/32, Pool #J38060 3,860
1,442,248 2.50%, 4/1/33, Pool #ZS8087 1,371,200
307,464 Class A2 , Series KG08, 4.13%, 5/25/33, Callable
5/25/33 @ 100.00 298,409
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33, Callable
6/25/33 @ 100.00 4,227,760
71,424 3.50%, 1/1/34, Pool #ZS9068 68,065
767,148 2.50%, 1/1/35, Pool #SB0298 712,673
44,183 5.50%, 2/1/35, Pool #G04692 45,922
258,390 3.50%, 5/1/35, Pool #SC0063 248,727

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 671,521 2.00%, 9/1/35, Pool #SB0539 $ 611,177
1,387,363 2.00%, 1/1/36, Pool #SB0546 1,267,022
784,056 2.00%, 2/1/36, Pool #RC1819 714,871
893,272 2.00%, 2/1/36, Pool #SB8507 814,259
282,642 2.00%, 3/1/36, Pool #SB0544 257,145
1,698,378 1.50%, 4/1/36, Pool #SB0514 1,488,812
248,375 1.50%, 4/1/36, Pool #SB0510 219,319
346,323 1.50%, 5/1/36, Pool #RC1975 303,564
1,671,153 2.00%, 5/1/36, Pool #RC1999 1,523,626
3,847,661 2.00%, 6/1/36, Pool #RC2071 3,525,512
1,633,091 2.00%, 7/1/36, Pool #RC2097 1,496,345
1,355,068 2.00%, 4/1/37, Pool #SB0679 1,231,416
33,644 3.00%, 9/1/37, Pool #ZA2471 31,869
685,916 3.00%, 6/1/38, Pool #SC0111 643,857
70,966 6.00%, 4/1/39, Pool #G07613 73,789
11,973 4.50%, 12/1/39, Pool #A90196 11,741
348,923 3.50%, 1/1/40, Pool #RB5028 325,894
44,591 3.50%, 2/1/40, Pool #RB5034 41,648
12,752 4.50%, 7/1/40, Pool #A93010 12,640
13,753 4.00%, 8/1/40, Pool #A93534 13,215
84,723 4.00%, 9/1/40, Pool #A93851 81,623
243,454 4.50%, 9/1/40, Pool #A93700 240,534
18,042 4.00%, 10/1/40, Pool #A95923 17,371
12,269 4.00%, 11/1/40, Pool #A95144 11,813
13,035 4.00%, 11/1/40, Pool #A94977 12,550
12,500 4.00%, 11/1/40, Pool #A94779 12,035
782 4.00%, 4/1/41, Pool #Q00093 751
27,100 4.50%, 5/1/41, Pool #Q00804 26,778
27,596 4.50%, 5/1/41, Pool #Q00959 27,269
193,220 5.50%, 6/1/41, Pool #G07553 198,178
21,513 4.00%, 10/1/41, Pool #Q04022 21,005
15,336 4.00%, 10/1/41, Pool #Q03841 14,974
42,868 5.00%, 10/1/41, Pool #G07642 42,741
305,693 2.00%, 2/1/42, Pool #RB5145 260,293
1,609,425 2.00%, 3/1/42, Pool #RB5148 1,370,379
108,629 3.50%, 4/1/42, Pool #C03811 101,343
102,648 3.50%, 4/1/42, Pool #Q07417 95,646
320,753 2.00%, 4/1/42, Pool #RB5153 269,206
9,437 3.50%, 5/1/42, Pool #Q08239 8,874
3,377 3.50%, 5/1/42, Pool #Q08306 3,176
13,725 3.50%, 8/1/42, Pool #Q12162 12,789
84,116 3.50%, 8/1/42, Pool #G07106 78,384
5,002 3.50%, 10/1/42, Pool #Q11909 4,661
131,762 3.00%, 1/1/43, Pool #Q14866 119,415
57,623 3.00%, 3/1/43, Pool #Q16403 51,237
105,367 3.00%, 3/1/43, Pool #Q16673 93,694
59,068 3.50%, 6/1/43, Pool #Q18718 55,897
90,838 3.50%, 7/1/43, Pool #Q20206 84,966
37,495 4.00%, 9/1/43, Pool #Q21579 35,873
102,300 4.50%, 12/1/43, Pool #Q23779 101,786
71,840 4.50%, 12/1/43, Pool #G60018 71,124
10,903 3.50%, 1/1/44, Pool #Q24368 10,198
42,649 4.00%, 4/1/44, Pool #Q25643 40,742
433,367 3.50%, 4/1/44, Pool #G07848 405,298
9,298 3.50%, 5/1/44, Pool #Q26218 8,630
1,445,537 3.00%, 6/1/44, Pool #SD0498 1,310,664
52,544 3.50%, 6/1/44, Pool #Q28764 48,959
9,983 3.50%, 7/1/44, Pool #Q27319 9,265
37,387 4.00%, 7/1/44, Pool #G60901 35,828
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 16,359 3.50%, 9/1/44, Pool #Q28604 $ 15,182
1,456,195 3.50%, 9/1/44, Pool #SD0481 1,353,803
1,451,027 4.00%, 1/1/45, Pool #SD0478 1,391,709
1,643,888 4.00%, 1/1/45, Pool #SD0490 1,582,947
4,601 4.00%, 2/1/45, Pool #Q31128 4,402
11,261 4.00%, 2/1/45, Pool #Q31338 10,774
11,027 3.50%, 9/1/45, Pool #Q36302 10,412
2,087,627 4.00%, 9/1/45, Pool #SD0507 1,998,529
13,175 4.00%, 12/1/45, Pool #Q37957 12,651
14,558 4.00%, 12/1/45, Pool #Q37955 14,059
1,040,556 3.50%, 3/1/46, Pool #SD0485 962,347
533,568 3.00%, 9/1/46, Pool #Q42979 477,542
192,712 3.50%, 9/1/46, Pool #SD0486 178,244
175,781 3.00%, 9/1/46, Pool #G60718 157,318
199,279 3.00%, 12/1/46, Pool #Q45064 178,350
108,740 3.00%, 12/1/46, Pool #Q45080 96,502
646,397 3.00%, 12/1/46, Pool #V82781 572,786
53,968 3.00%, 12/1/46, Pool #Q45083 48,866
531,886 3.00%, 2/1/47, Pool #SD0496 477,498
279,507 3.50%, 3/1/47, Pool #G60968 260,531
553,520 4.00%, 7/1/47, Pool #SD0504 529,218
687,609 4.50%, 7/1/47, Pool #G61047 673,100
283,374 3.50%, 10/1/47, Pool #G61178 261,143
339,708 3.50%, 12/1/47, Pool #G61208 313,050
326,924 3.50%, 1/1/48, Pool #ZS4751 299,712
70,952 3.50%, 1/1/48, Pool #Q53648 66,001
45,124 3.50%, 1/1/48, Pool #Q53630 41,583
334,297 3.50%, 2/1/48, Pool #ZT1353 307,227
224,156 4.00%, 4/1/48, Pool #ZM6153 211,073
477,533 4.00%, 4/1/48, Pool #SD0489 458,952
2,319,304 3.50%, 4/1/48, Pool #G08808 2,118,611
2,558,039 3.50%, 4/1/48, Pool #Q55389 2,336,770
2,341,922 3.50%, 5/1/48, Pool #G08813 2,139,270
2,363,935 4.00%, 8/1/48, Pool #SD0492 2,250,079
767,947 4.50%, 8/1/48, Pool #G67715 751,034
1,868,293 4.00%, 5/1/49, Pool #SD0488 1,771,358
1,452,060 4.50%, 3/1/50, Pool #SD0294 1,413,776
2,112,524 4.00%, 3/1/50, Pool #SD0296 2,002,188
750,668 4.00%, 6/1/50, Pool #SD0520 705,158
11,854 3.00%, 7/1/50, Pool #QB1488 10,463
24,382 3.00%, 7/1/50, Pool #QB1486 21,520
89,817 3.00%, 7/1/50, Pool #QB1479 79,656
1,405,730 4.00%, 7/1/50, Pool #SD1146 1,327,918
415,040 2.50%, 7/1/50, Pool #QB1193 351,595
500,661 4.00%, 7/1/50, Pool #SD0878 473,256
10,985 3.00%, 7/1/50, Pool #QB1158 9,714
915,660 3.00%, 8/1/50, Pool #SD0519 808,883
66,076 3.00%, 8/1/50, Pool #QB2339 58,318
235,132 2.00%, 8/1/50, Pool #QB2296 190,166
691,871 3.00%, 8/1/50, Pool #RA3282 610,250
683,658 3.00%, 8/1/50, Pool #RA3313 602,707
684,275 1.50%, 8/1/50, Pool #RA3217 516,430
1,000,551 2.00%, 9/1/50, Pool #SI2075 801,940
4,451,459 3.00%, 9/1/50, Pool #SD0592 3,955,062
1,733,514 1.50%, 10/1/50, Pool #SD8082 1,308,144
526,460 2.00%, 11/1/50, Pool #SD7528 426,061
3,185,670 2.50%, 2/1/51, Pool #SD7534 2,713,509
4,763,113 2.00%, 3/1/51, Pool #SD8134 3,800,755
26,951,323 2.00%, 3/1/51, Pool #SD2903 21,564,232

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,738,279 2.00%, 4/1/51, Pool #SD7539 $ 1,412,584
2,007,675 2.50%, 5/1/51, Pool #SD0702 1,701,227
952,702 2.00%, 5/1/51, Pool #SD7541 768,235
7,259,442 2.50%, 5/1/51, Pool #RA5077 6,124,428
2,265,674 1.50%, 5/1/51, Pool #SD8145 1,713,484
3,026,347 2.00%, 7/1/51, Pool #SD0716 2,419,389
990,076 3.00%, 7/1/51, Pool #SD7544 870,398
666,564 2.00%, 9/1/51, Pool #SD0730 537,847
901,363 2.00%, 9/1/51, Pool #SD0732 726,155
3,018,389 2.00%, 10/1/51, Pool #RA6071 2,421,296
187,728 1.50%, 10/1/51, Pool #QC9344 142,063
848,534 3.00%, 10/1/51, Pool #RA6015 744,283
26,673,064 2.50%, 10/1/51, Pool #SD8173 22,305,859
6,362,216 2.50%, 11/1/51, Pool #SD7548 5,401,659
1,974,779 2.50%, 11/1/51, Pool #RA6397 1,683,397
3,843,887 2.50%, 12/1/51, Pool #RA6388 3,242,988
172,142 2.00%, 12/1/51, Pool #SD0789 137,613
952,794 2.00%, 12/1/51, Pool #SD0786 768,972
913,533 2.00%, 12/1/51, Pool #SD0785 735,804
361,972 2.00%, 12/1/51, Pool #SD0783 291,527
20,214,887 2.50%, 1/1/52, Pool #SD7552 17,076,348
6,130,980 2.50%, 1/1/52, Pool #SD0923 5,111,482
2,281,119 2.00%, 1/1/52, Pool #SD0892 1,841,076
1,665,177 2.00%, 1/1/52, Pool #SD0894 1,332,665
7,071,844 2.00%, 1/1/52, Pool #SD7549 5,715,777
1,193,908 2.00%, 2/1/52, Pool #RA6768 932,644
727,628 3.00%, 2/1/52, Pool #SD7550 643,292
20,023,656 3.00%, 3/1/52, Pool #SD7553 17,639,842
903,375 3.50%, 6/1/52, Pool #SD1053 825,039
73,109 5.00%, 6/1/52, Pool #QE4965 72,296
503,069 4.00%, 6/1/52, Pool #SD1952 474,443
349,647 3.50%, 6/1/52, Pool #SD1086 316,886
947,801 3.50%, 6/1/52, Pool #SD1049 861,179
1,150,497 5.00%, 7/1/52, Pool #SD1300 1,143,037
404,638 4.50%, 7/1/52, Pool #SD8231 388,550
2,395,051 4.50%, 7/1/52, Pool #RA7506 2,299,266
2,919,217 3.00%, 8/1/52, Pool #SD7556 2,565,218
778,524 4.50%, 8/1/52, Pool #QE8252 746,147
2,956,236 5.00%, 8/1/52, Pool #SD1465 2,923,331
111,760 5.00%, 9/1/52, Pool #QF0409 110,516
347,137 5.00%, 10/1/52, Pool #QF0895 343,272
1,779,618 4.50%, 11/1/52, Pool #SD2000 1,704,574
357,638 6.00%, 11/1/52, Pool #RA8216 364,947
616,247 5.00%, 11/1/52, Pool #SD1882 606,676
790,420 5.00%, 12/1/52, Pool #RA8295 778,120
1,300,642 5.00%, 12/1/52, Pool #SD1991 1,280,280
680,985 5.00%, 12/1/52, Pool #SD2081 670,388
440,339 5.50%, 1/1/53, Pool #SD2275 444,491
1,756,413 6.00%, 1/1/53, Pool #SD2163 1,815,583
1,440,640 5.50%, 1/1/53, Pool #QF6560 1,441,928
810,371 5.00%, 1/1/53, Pool #RA8404 797,768
317,867 5.00%, 2/1/53, Pool #SD2306 312,943
1,058,731 6.00%, 2/1/53, Pool #RA8560 1,076,926
3,865,974 5.50%, 3/1/53, Pool #RA8758 3,869,419
618,103 6.00%, 3/1/53, Pool #SD2598 628,686
1,231,650 6.00%, 4/1/53, Pool #SD2760 1,256,416
997,816 6.00%, 5/1/53, Pool #SD2886 1,018,317
3,427,596 5.50%, 5/1/53, Pool #RA9063 3,430,652
2,602,945 6.00%, 5/1/53, Pool #RA9073 2,665,920
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,919,059 5.50%, 5/1/53, Pool #SD2893 $ 2,946,155
2,175,116 6.00%, 6/1/53, Pool #SD3176 2,218,614
468,007 5.50%, 8/1/53, Pool #RA9625 468,227
1,033,490 6.50%, 11/1/53, Pool #RJ0320 1,070,790
3,177,738 5.50%, 12/1/54, Pool #RJ3084 3,201,545
256,379,856
Federal National Mortgage Association (13.4%):
15,516 2.50%, 9/1/27, Pool #AP5205 15,241
20,955 2.50%, 9/1/27, Pool #AB6194 20,573
7,017 2.50%, 2/1/28, Pool #AB8446 6,852
14,021 2.50%, 4/1/28, Pool #AB8870 13,677
11,034 3.00%, 4/1/28, Pool #AT3121 10,865
13,578 3.00%, 5/1/28, Pool #AT6033 13,364
46,331 2.50%, 8/1/28, Pool #AS0190 45,104
2,500 3.00%, 10/1/28, Pool #AQ4132 2,446
29,545 3.00%, 10/1/28, Pool #AU8774 29,050
58,017 3.50%, 10/1/28, Pool #AV0198 57,527
108,565 3.50%, 11/1/28, Pool #AV1360 107,628
3,708 3.00%, 11/1/28, Pool #AV0298 3,624
81,143 3.00%, 4/1/29, Pool #AW0937 79,145
77,649 3.00%, 5/1/29, Pool #AW2544 75,155
118,446 3.00%, 6/1/29, Pool #AS2676 115,426
28,567 3.00%, 7/1/29, Pool #AW1281 28,025
144,513 3.00%, 7/1/29, Pool #AW4229 139,675
72,936 3.00%, 9/1/29, Pool #AS3220 71,023
27,321 3.50%, 9/1/29, Pool #AX0105 27,062
201,501 3.00%, 9/1/29, Pool #AL6897 195,391
41,345 3.00%, 10/1/29, Pool #AS3594 39,909
8,806 3.50%, 10/1/29, Pool #AX2741 8,716
162,200 3.00%, 1/1/30, Pool #AL6144 157,687
5,610 2.50%, 2/1/30, Pool #AS4485 5,433
6,990 2.50%, 2/1/30, Pool #AS4488 6,764
17,742 2.50%, 2/1/30, Pool #BM3403 17,335
36,580 3.00%, 3/1/30, Pool #AL6583 35,695
48,050 2.50%, 3/1/30, Pool #AS4688 46,581
18,197 2.50%, 4/1/30, Pool #AY3416 17,668
30,115 3.00%, 4/1/30, Pool #AL6584 29,428
16,175 3.00%, 5/1/30, Pool #AL6761 15,779
9,129 2.50%, 5/1/30, Pool #AY0828 8,853
87,634 3.00%, 6/1/30, Pool #AL9381 85,492
4,504 3.00%, 7/1/30, Pool #AZ2297 4,384
6,551 2.50%, 7/1/30, Pool #AS5405 6,239
34,910 3.00%, 7/1/30, Pool #AX9701 33,482
7,220 3.00%, 7/1/30, Pool #AX9700 7,032
11,716 2.50%, 7/1/30, Pool #AZ2170 11,196
38,864 2.50%, 7/1/30, Pool #AS5403 37,096
25,704 3.00%, 7/1/30, Pool #AL7139 24,644
27,776 3.00%, 8/1/30, Pool #AS5622 26,654
5,940 3.00%, 8/1/30, Pool #AX3298 5,780
19,700 2.50%, 8/1/30, Pool #AS5548 18,778
57,547 2.50%, 8/1/30, Pool #BM3552 55,752
35,485 2.50%, 8/1/30, Pool #AS5616 34,013
34,997 3.00%, 8/1/30, Pool #AL7227 33,762
43,918 3.00%, 8/1/30, Pool #AL7225 42,094
1,804 3.00%, 8/1/30, Pool #AZ8597 1,758
5,456 3.00%, 8/1/30, Pool #AZ7833 5,312
22,752 2.50%, 8/1/30, Pool #AS5614 21,710
24,687 3.50%, 8/1/30, Pool #AS5708 24,054
34,019 3.00%, 8/1/30, Pool #AS5623 32,837

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 11,544 3.00%, 9/1/30, Pool #AZ5719 $ 11,235
26,778 2.50%, 9/1/30, Pool #AS5786 25,517
31,880 3.00%, 9/1/30, Pool #AS5728 31,039
27,603 3.00%, 9/1/30, Pool #AS5714 26,472
33,071 2.50%, 9/1/30, Pool #AS5872 31,864
7,282 3.00%, 9/1/30, Pool #AL7320 7,025
25,398 2.50%, 11/1/30, Pool #AS6116 24,462
3,992 2.50%, 11/1/30, Pool #AL7800 3,826
23,812 2.50%, 11/1/30, Pool #AS6142 22,665
27,190 2.50%, 11/1/30, Pool #AS6115 26,028
32,370 2.50%, 11/1/30, Pool #AS6141 31,139
305,291 3.00%, 1/1/31, Pool #BM3537 299,141
27,463 2.50%, 3/1/31, Pool #BM1595 26,820
52,399 2.50%, 6/1/31, Pool #AS7320 50,116
828,071 1.50%, 6/1/31, Pool #MA4367 772,819
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,607,398
85,608 2.50%, 7/1/31, Pool #AS7617 81,878
1,524,909 1.50%, 7/1/31, Pool #MA4389 1,421,856
79,789 2.50%, 7/1/31, Pool #AS7605 76,313
3,111 2.50%, 8/1/31, Pool #BC2777 2,976
501,881 3.00%, 8/1/31, Pool #AL9376 488,939
8,012 4.00%, 8/1/31, Pool #AY4688 7,853
16,490 4.00%, 8/1/31, Pool #AY4707 16,339
56,089 3.00%, 9/1/31, Pool #AL9378 54,490
210,625 2.50%, 10/1/31, Pool #AS8208 201,444
109,291 2.50%, 10/1/31, Pool #AS8009 104,122
741,985 2.50%, 10/1/31, Pool #BC4773 707,102
30,036 2.00%, 10/1/31, Pool #MA2774 28,636
150,573 2.50%, 10/1/31, Pool #AS8193 143,450
325,378 2.50%, 10/1/31, Pool #AS8195 310,071
53,826 2.50%, 11/1/31, Pool #BC2629 51,479
73,567 2.50%, 11/1/31, Pool #AS8241 70,086
50,452 2.00%, 11/1/31, Pool #BC9040 48,098
127,049 2.50%, 11/1/31, Pool #AS8240 121,509
155,143 2.00%, 11/1/31, Pool #AS8251 147,902
175,976 2.00%, 11/1/31, Pool #BM3054 167,764
114,042 2.50%, 11/1/31, Pool #BC2631 108,606
58,541 2.50%, 11/1/31, Pool #AS8245 55,786
61,938 2.50%, 11/1/31, Pool #BC2628 59,022
9,670 2.00%, 11/1/31, Pool #AS8291 9,219
42,878 2.00%, 12/1/31, Pool #MA2845 40,876
6,558 3.00%, 2/1/32, Pool #BE5670 6,331
10,957 2.50%, 2/1/32, Pool #BM1036 10,431
284,055 2.00%, 3/1/32, Pool #BM3061 270,799
204,433 2.50%, 3/1/32, Pool #AS9321 191,560
227,990 2.50%, 3/1/32, Pool #AS9319 216,067
111,122 2.50%, 3/1/32, Pool #AS9317 103,882
170,146 3.00%, 3/1/32, Pool #AS9327 164,257
111,806 2.50%, 3/1/32, Pool #AS9316 106,275
205,641 2.50%, 3/1/32, Pool #AS9318 197,249
784,598 3.50%, 4/1/32, Pool #BM3503 770,512
595,405 3.50%, 5/1/32, Pool #BM1602 586,544
851,235 3.00%, 6/1/32, Pool #BM1791 822,948
256,680 2.50%, 8/1/32, Pool #BM3578 246,198
87,370 3.00%, 9/1/32, Pool #BM3240 85,085
36,590 3.50%, 11/1/32, Pool #BJ2054 35,933
21,362 3.50%, 1/1/33, Pool #BJ2096 20,997
36,390 5.50%, 1/1/33, Pool #676661 37,344
473,458 2.50%, 2/1/33, Pool #BM3793 450,698
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 25,926 5.50%, 5/1/33, Pool #555424 $ 26,453
1,165,304 3.00%, 5/1/33, Pool #FM1880 1,129,350
39,371 4.00%, 9/1/33, Pool #BK7642 38,570
97,607 4.00%, 10/1/33, Pool #CA2527 97,687
102,788 4.00%, 11/1/33, Pool #CA2555 100,657
191,589 2.50%, 12/1/33, Pool #FM1680 182,109
3,430,000 Class A3 , Series 2022-M5, 2.35%, 1/1/34 2,887,327
191,133 5.00%, 2/1/35, Pool #735226 192,247
63,793 5.50%, 2/1/35, Pool #735989 65,114
16,076 5.00%, 3/1/35, Pool #735288 16,171
6,007 6.00%, 4/1/35, Pool #735504 6,152
462,267 2.00%, 6/1/35, Pool #CA5933 422,536
228,214 2.00%, 6/1/35, Pool #CA5939 208,417
118,434 3.00%, 8/1/35, Pool #CA6876 112,739
122,274 3.00%, 8/1/35, Pool #CA6849 116,895
219,897 2.00%, 9/1/35, Pool #CA6840 200,805
29,556 5.00%, 9/1/35, Pool #889974 29,817
241,771 2.00%, 9/1/35, Pool #CA7136 220,038
34,348 3.00%, 12/1/35, Pool #CA8391 32,640
78,800 3.00%, 12/1/35, Pool #CA8389 75,009
791,332 2.50%, 12/1/35, Pool #CA8388 741,413
801,804 1.50%, 12/1/35, Pool #CA8377 707,726
697,673 2.50%, 12/1/35, Pool #CA8387 655,223
85,652 4.00%, 1/1/36, Pool #AB0686 82,415
303,528 2.00%, 2/1/36, Pool #FM6149 277,172
425,702 2.00%, 3/1/36, Pool #CA9432 386,415
317,235 2.50%, 3/1/36, Pool #CA9444 295,809
213,002 1.50%, 3/1/36, Pool #CA9422 188,083
542,540 2.00%, 4/1/36, Pool #FM7495 494,636
352,817 1.50%, 5/1/36, Pool #CB0622 311,522
402,100 2.00%, 5/1/36, Pool #CB0428 366,610
1,238,751 1.50%, 6/1/36, Pool #FM7423 1,083,999
624,960 2.00%, 7/1/36, Pool #FM8117 567,426
1,375,220 2.00%, 9/1/36, Pool #FM8695 1,256,809
1,503,187 2.00%, 9/1/36, Pool #FM8733 1,377,416
156,811 5.50%, 9/1/36, Pool #995113 161,089
18,542 3.00%, 10/1/36, Pool #AL9227 17,033
297,081 2.00%, 11/1/36, Pool #FM9318 270,023
138,561 3.00%, 11/1/36, Pool #AS8348 128,688
56,340 3.00%, 11/1/36, Pool #AS8349 51,758
137,469 3.00%, 12/1/36, Pool #BE1896 126,285
190,574 3.00%, 12/1/36, Pool #AS8553 175,081
4,744,082 1.50%, 12/1/36, Pool #FS0003 4,184,519
289,145 2.00%, 1/1/37, Pool #FS0216 264,243
665,912 2.00%, 2/1/37, Pool #CB2967 602,784
290,610 2.00%, 2/1/37, Pool #FS0754 264,420
126,984 2.00%, 2/1/37, Pool #FS0610 115,099
364,298 1.50%, 2/1/37, Pool #FS3221 321,616
1,196,543 2.00%, 3/1/37, Pool #FS1331 1,088,473
352,728 2.00%, 3/1/37, Pool #CB2966 318,647
1,515,830 2.00%, 3/1/37, Pool #FS1330 1,376,720
893,392 2.00%, 4/1/37, Pool #FS3325 814,781
7,342 5.50%, 2/1/38, Pool #961545 7,443
6,232 6.00%, 3/1/38, Pool #889529 6,463
35,960 5.50%, 5/1/38, Pool #889441 37,027
36,530 5.50%, 5/1/38, Pool #889692 37,365
16,701 6.00%, 5/1/38, Pool #889466 17,321
25,175 5.50%, 6/1/38, Pool #995018 25,719
7,337 5.50%, 9/1/38, Pool #889995 7,503

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 17,462 6.00%, 10/1/38, Pool #889983 $ 18,256
116,737 5.50%, 1/1/39, Pool #AB0200 118,624
32,795 4.50%, 4/1/39, Pool #930922 32,834
40,808 4.50%, 5/1/39, Pool #AL1472 41,020
27,038 3.50%, 5/1/39, Pool #MA3660 25,249
363,146 5.00%, 6/1/39, Pool #AL7521 366,347
261,256 6.00%, 7/1/39, Pool #BF0056 270,834
18,706 5.50%, 10/1/39, Pool #AD0362 19,551
119,282 3.50%, 12/1/39, Pool #MA3869 111,425
18,080 5.50%, 12/1/39, Pool #AD0571 18,908
154,232 5.50%, 12/1/39, Pool #AC6680 160,205
1,865,166 4.50%, 1/1/40, Pool #AC8568 1,823,232
50,425 3.50%, 1/1/40, Pool #MA3891 47,104
87,758 3.50%, 2/1/40, Pool #MA3935 81,974
15,533 5.50%, 3/1/40, Pool #AL5304 15,902
115,161 6.00%, 4/1/40, Pool #AL4141 120,289
14,717 4.50%, 4/1/40, Pool #AD4038 14,589
602,000 3.00%, 4/25/40, TBA 569,078
1,947,000 2.50%, 4/25/40, TBA 1,799,758
921,000 4.00%, 4/25/40, TBA 897,112
3,791,000 4.50%, 4/25/40, TBA 3,756,052
21,755 6.50%, 5/1/40, Pool #AL1704 22,770
31,653 4.50%, 7/1/40, Pool #AD7127 31,278
26,593 4.50%, 7/1/40, Pool #AB1226 25,995
14,407 6.00%, 9/1/40, Pool #AE0823 14,924
13,543 4.00%, 1/1/41, Pool #AL7167 13,074
30,628 6.00%, 6/1/41, Pool #AL4142 32,059
202,552 5.00%, 7/1/41, Pool #AL7524 206,089
10,976 4.50%, 7/1/41, Pool #AB3314 10,825
20,082 4.50%, 9/1/41, Pool #AI8961 19,858
338,847 5.50%, 9/1/41, Pool #AL8430 345,759
12,477,692 1.50%, 11/1/41, Pool #FS0316 10,263,156
6,355,122 1.50%, 12/1/41, Pool #MA4500 5,227,795
1,962,207 2.00%, 12/1/41, Pool #MA4501 1,669,098
109,778 3.50%, 1/1/42, Pool #AW8154 103,539
449,217 4.00%, 1/1/42, Pool #AB4307 436,189
494,392 2.00%, 2/1/42, Pool #MA4540 420,986
4,777,623 2.00%, 3/1/42, Pool #MA4570 4,068,312
753,596 2.00%, 4/1/42, Pool #MA4586 631,473
17,249 3.50%, 4/1/42, Pool #AK7510 16,149
44,351 3.50%, 4/1/42, Pool #AO0777 42,065
21,689 4.00%, 5/1/42, Pool #AO2114 20,862
6,404 3.50%, 5/1/42, Pool #AO2881 5,996
92,785 4.00%, 5/1/42, Pool #AO2961 89,244
6,847 3.50%, 6/1/42, Pool #AO3048 6,410
9,635 3.50%, 6/1/42, Pool #AK9225 9,021
22,800 3.50%, 7/1/42, Pool #AO9707 21,348
88,581 4.50%, 9/1/42, Pool #AL2482 87,426
530,009 4.50%, 1/1/43, Pool #AL8206 521,281
36,380 3.00%, 3/1/43, Pool #AR7568 32,149
55,472 3.00%, 3/1/43, Pool #AR9218 50,638
42,036 3.00%, 3/1/43, Pool #AR7576 37,018
44,730 3.00%, 4/1/43, Pool #AT2043 39,396
44,702 3.00%, 4/1/43, Pool #AB8923 40,806
44,440 3.00%, 4/1/43, Pool #AB8924 39,134
73,207 3.00%, 4/1/43, Pool #AT2040 66,828
53,596 3.00%, 4/1/43, Pool #AR8630 48,926
516 3.50%, 4/1/43, Pool #CA1530 472
18,347 3.00%, 4/1/43, Pool #AT2037 16,214
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 5,598 3.00%, 6/1/43, Pool #AB9564 $ 5,037
364,699 5.00%, 12/1/43, Pool #AL7777 365,530
169,014 5.00%, 11/1/44, Pool #AL8878 169,610
156,054 3.50%, 2/1/45, Pool #BM1100 146,381
486,949 3.50%, 2/1/45, Pool #FM5294 451,562
101,629 5.00%, 6/1/45, Pool #BM3784 102,113
74,888 4.50%, 9/1/45, Pool #AL7936 73,726
2,032,377 3.50%, 9/1/45, Pool #FM3224 1,895,791
48,019 4.50%, 11/1/45, Pool #AL9501 47,220
2,826 4.50%, 11/1/45, Pool #AS6233 2,791
4,858,968 3.50%, 11/1/45, Pool #FM6411 4,490,079
101,721 4.50%, 12/1/45, Pool #BM1756 99,260
12,527 3.00%, 6/1/46, Pool #AS7365 11,261
244,991 4.50%, 7/1/46, Pool #BM3053 239,713
310,032 4.50%, 7/1/46, Pool #BM1920 305,218
898,970 3.50%, 7/1/46, Pool #BA7748 828,949
13,058 3.00%, 8/1/46, Pool #AL9031 11,673
864,225 3.00%, 9/1/46, Pool #BD1469 771,655
138,616 3.00%, 11/1/46, Pool #BD9645 123,823
265,878 3.00%, 11/1/46, Pool #BD9644 237,413
103,901 3.00%, 11/1/46, Pool #BD9643 92,774
179,694 3.50%, 12/1/46, Pool #BE2103 164,711
775,661 3.00%, 12/1/46, Pool #AS8486 692,533
300,481 3.50%, 2/1/47, Pool #BE1534 273,702
666,288 3.50%, 2/1/47, Pool #AL9920 609,055
67,839 3.50%, 3/1/47, Pool #BH0158 61,750
418,888 3.50%, 5/1/47, Pool #BD2417 381,304
276,046 3.50%, 5/1/47, Pool #BM1174 261,404
255,472 4.00%, 5/1/47, Pool #BH0398 242,938
157,662 3.50%, 5/1/47, Pool #BE9375 144,514
109,526 3.50%, 6/1/47, Pool #BH0567 100,392
184,097 4.00%, 7/1/47, Pool #BH3401 175,068
257,615 4.00%, 8/1/47, Pool #BM1619 244,977
17,190 4.00%, 9/1/47, Pool #MA3121 16,245
121,243 4.50%, 10/1/47, Pool #BM3052 120,044
539,985 3.50%, 11/1/47, Pool #MA3182 495,030
540,826 3.50%, 12/1/47, Pool #MA3210 495,971
146,323 4.50%, 12/1/47, Pool #BH7067 144,463
1,107,428 3.50%, 1/1/48, Pool #FM5293 1,024,077
376,710 4.00%, 1/1/48, Pool #BH9222 355,955
328,753 3.50%, 1/1/48, Pool #MA3238 300,087
247,204 3.50%, 2/1/48, Pool #BH9277 225,992
56,058 4.00%, 2/1/48, Pool #BJ9058 53,454
63,249 4.00%, 2/1/48, Pool #BJ9057 60,018
164,167 3.50%, 3/1/48, Pool #BJ0648 150,074
3,066,461 3.50%, 3/1/48, Pool #BJ0650 2,803,238
314,398 3.50%, 3/1/48, Pool #BJ4916 287,410
101,137 3.50%, 3/1/48, Pool #BK1958 92,462
30,542 4.00%, 4/1/48, Pool #MA3333 28,909
183,992 3.50%, 4/1/48, Pool #FM5295 168,612
117,588 4.50%, 4/1/48, Pool #BM3846 115,363
2,784,262 4.50%, 4/1/48, Pool #FM7783 2,723,750
1,669,215 4.50%, 5/1/48, Pool #CA1704 1,629,398
36,468 4.00%, 5/1/48, Pool #CA2708 34,516
1,444,014 3.50%, 5/1/48, Pool #MA3356 1,324,851
25,634 4.00%, 6/1/48, Pool #MA3384 24,263
127,193 5.00%, 6/1/48, Pool #CA2317 126,544
8,720 4.50%, 7/1/48, Pool #BK4471 8,512
25,318 4.00%, 7/1/48, Pool #MA3415 23,806

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 62,782 4.50%, 7/1/48, Pool #BK6113 $ 61,599
233,472 4.00%, 8/1/48, Pool #BK4772 220,978
509,266 5.00%, 9/1/48, Pool #MA3472 506,660
344,839 4.00%, 9/1/48, Pool #FM5566 326,490
37,275 5.00%, 10/1/48, Pool #MA3501 37,085
106,203 5.00%, 10/1/48, Pool #BK7881 105,660
73,002 4.00%, 10/1/48, Pool #CA2469 68,523
7,618 3.50%, 11/1/48, Pool #FM1543 6,968
68,265 5.00%, 11/1/48, Pool #MA3527 67,915
24,523 5.00%, 12/1/48, Pool #BN4404 24,524
19,750 5.00%, 1/1/49, Pool #BN4430 19,761
66,777 5.00%, 1/1/49, Pool #BN3949 66,436
1,033,292 4.00%, 1/1/49, Pool #FM5296 986,794
228,108 3.50%, 6/1/49, Pool #FM5315 208,935
673,950 4.00%, 9/1/49, Pool #FM3665 632,533
285,039 4.00%, 3/1/50, Pool #CA5368 266,797
3,962,263 3.00%, 3/1/50, Pool #FM5290 3,528,683
270,400 4.00%, 5/1/50, Pool #FM7973 254,841
376,521 4.00%, 6/1/50, Pool #CA6106 356,106
2,541,574 2.50%, 7/1/50, Pool #CA6341 2,151,059
1,448,602 2.50%, 7/1/50, Pool #CA6359 1,233,846
2,478,380 2.50%, 7/1/50, Pool #CA6342 2,097,522
2,573,835 2.50%, 7/1/50, Pool #CA6343 2,178,400
746,000 2.50%, 8/1/50, Pool #CA6711 631,429
2,916,484 2.50%, 8/1/50, Pool #CA6577 2,468,404
1,505,241 3.00%, 8/1/50, Pool #FM5292 1,325,371
2,410,219 2.50%, 8/1/50, Pool #CA6636 2,040,175
1,691,729 2.00%, 8/1/50, Pool #FP0025 1,355,135
227,418 4.00%, 8/1/50, Pool #FM7703 214,689
344,513 2.00%, 9/1/50, Pool #BQ0697 276,858
1,099,488 2.00%, 9/1/50, Pool #MA4119 880,376
1,801,607 1.50%, 10/1/50, Pool #MA4157 1,359,604
1,979,809 2.00%, 10/1/50, Pool #MA4158 1,591,067
257,571 2.00%, 11/1/50, Pool #BQ6334 207,621
1,567,823 1.50%, 11/1/50, Pool #MA4181 1,183,091
468,319 2.50%, 11/1/50, Pool #FM4874 398,914
1,662,952 2.50%, 11/1/50, Pool #CA7597 1,416,408
1,195,011 2.00%, 12/1/50, Pool #FM5176 966,647
367,875 2.00%, 12/1/50, Pool #FM5305 297,556
1,583,384 1.50%, 12/1/50, Pool #MA4209 1,194,832
443,799 2.50%, 1/1/51, Pool #CA8592 375,589
1,385,833 4.00%, 1/1/51, Pool #FM7031 1,305,719
8,807,674 3.50%, 1/1/51, Pool #FM7599 8,042,988
30,104,729 2.00%, 1/1/51, Pool #MA4237 24,086,308
2,467,495 2.00%, 2/1/51, Pool #BR1615 1,968,952
1,246,386 2.50%, 2/1/51, Pool #CA9038 1,050,893
440,245 2.00%, 3/1/51, Pool #BN9004 355,563
2,115,701 1.50%, 3/1/51, Pool #MA4280 1,600,085
168,106 2.50%, 3/1/51, Pool #BR4654 141,731
1,533,846 4.00%, 3/1/51, Pool #FM7460 1,447,534
793,933 2.00%, 3/1/51, Pool #BN8997 640,603
102,400 2.50%, 4/1/51, Pool #BR8283 86,341
193,686 2.50%, 4/1/51, Pool #BR8896 163,311
571,132 2.00%, 4/1/51, Pool #BR7241 461,005
736,549 2.00%, 4/1/51, Pool #BR7802 594,572
1,075,010 2.00%, 4/1/51, Pool #FM6863 873,698
251,516 2.00%, 4/1/51, Pool #FS0599 203,694
112,910 2.50%, 5/1/51, Pool #BR8915 95,204
1,819,054 2.50%, 5/1/51, Pool #CB0383 1,538,344
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 7,733,571 4.00%, 5/1/51, Pool #FS1463 $ 7,269,178
55,771 2.50%, 5/1/51, Pool #BR8296 47,023
534,175 1.50%, 6/1/51, Pool #BR9265 404,068
5,244,337 3.00%, 6/1/51, Pool #CB0848 4,607,022
2,145,790 2.00%, 7/1/51, Pool #MA4378 1,712,710
182,976 2.50%, 7/1/51, Pool #BP3574 154,275
– 2.00%, 8/1/51, Pool #CB1309 —
– 2.00%, 8/1/51, Pool #CB1310 —
57,290 2.50%, 10/1/51, Pool #BT8452 48,309
3,669,181 4.00%, 10/1/51, Pool #FS1133 3,458,318
625,480 2.50%, 10/1/51, Pool #CB1806 528,962
800,809 2.50%, 11/1/51, Pool #FS0026 683,492
2,185,870 2.00%, 11/1/51, Pool #CB2054 1,771,083
1,056,717 2.00%, 11/1/51, Pool #CB2139 857,338
1,998,276 2.00%, 11/1/51, Pool #CB2079 1,598,867
2,206,078 3.00%, 11/1/51, Pool #CB2165 1,934,770
2,697,726 2.00%, 11/1/51, Pool #FS1334 2,150,686
953,642 2.00%, 11/1/51, Pool #FM9452 763,116
1,943,517 2.00%, 11/1/51, Pool #FM9538 1,568,651
605,350 2.00%, 12/1/51, Pool #FM9730 487,667
1,390,686 2.00%, 12/1/51, Pool #FS0211 1,120,415
1,380,335 2.00%, 12/1/51, Pool #FS0212 1,112,965
974,750 3.00%, 12/1/51, Pool #CB2418 854,173
248,172 2.00%, 12/1/51, Pool #FS0598 200,671
476,268 2.50%, 12/1/51, Pool #CB2372 402,731
913,079 2.00%, 12/1/51, Pool #FM9925 732,603
937,317 2.50%, 1/1/52, Pool #CB2633 794,405
3,056,874 2.50%, 1/1/52, Pool #CB2622 2,587,819
1,278,270 2.00%, 1/1/52, Pool #CB2601 1,031,673
1,623,737 2.00%, 1/1/52, Pool #FS0497 1,299,501
1,092,914 2.00%, 1/1/52, Pool #FS0290 882,049
1,676,734 2.50%, 1/1/52, Pool #CB2620 1,429,493
2,030,844 2.50%, 1/1/52, Pool #CB2621 1,733,837
1,578,854 2.50%, 1/1/52, Pool #FS0193 1,331,182
2,578,385 2.50%, 1/1/52, Pool #FS0209 2,180,277
2,262,800 2.50%, 1/1/52, Pool #FS0378 1,927,366
2,062,557 2.50%, 1/1/52, Pool #FS0208 1,745,999
3,320,167 2.00%, 2/1/52, Pool #CB2838 2,670,007
488,994 2.50%, 2/1/52, Pool #CB2854 412,080
324,206 2.50%, 2/1/52, Pool #CB2863 278,343
1,491,824 2.00%, 2/1/52, Pool #CB2837 1,209,931
652,353 2.00%, 2/1/52, Pool #CB2836 518,662
2,076,049 2.50%, 2/1/52, Pool #CB2856 1,756,134
6,162,799 2.00%, 2/1/52, Pool #FS2040 4,916,626
1,751,031 2.50%, 2/1/52, Pool #CB2855 1,479,910
774,122 2.00%, 2/1/52, Pool #FS0646 627,858
255,076 3.00%, 3/1/52, Pool #CB3115 224,102
789,058 2.50%, 3/1/52, Pool #FS1661 673,666
2,019,995 2.00%, 3/1/52, Pool #CB3101 1,624,320
1,411,383 2.00%, 3/1/52, Pool #CB3105 1,144,655
3,713,563 2.00%, 3/1/52, Pool #CB3102 2,992,730
706,795 3.00%, 4/1/52, Pool #FS1520 622,048
689,811 4.00%, 4/1/52, Pool #FS1267 653,220
484,388 3.50%, 5/1/52, Pool #BV8545 442,849
4,318,635 4.00%, 5/1/52, Pool #FS3377 4,060,543
1,159,529 3.00%, 5/1/52, Pool #FS1522 1,016,112
426,884 4.50%, 7/1/52, Pool #MA4656 409,144
1,040,098 5.00%, 7/1/52, Pool #FS2473 1,028,529
664,176 5.00%, 7/1/52, Pool #FS2409 659,871

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 532,465 3.50%, 7/1/52, Pool #FS2812 $ 486,211
821,845 5.00%, 7/1/52, Pool #FS2458 818,592
9,024,440 4.50%, 8/1/52, Pool #CB4345 8,729,835
382,659 3.50%, 8/1/52, Pool #CB4324 349,770
341,125 3.50%, 9/1/52, Pool #CB4660 310,347
264,333 3.50%, 9/1/52, Pool #CB4658 240,284
79,132 3.50%, 9/1/52, Pool #CB4657 72,070
413,023 3.50%, 9/1/52, Pool #CB4661 373,985
413,525 6.00%, 11/1/52, Pool #FS3251 428,682
859,694 5.00%, 12/1/52, Pool #MA4841 847,059
2,227,168 5.00%, 1/1/53, Pool #CB5450 2,185,579
374,252 5.00%, 1/1/53, Pool #BX4207 368,426
902,244 5.50%, 1/1/53, Pool #CB5462 910,715
1,238,810 5.50%, 1/1/53, Pool #BX6108 1,247,008
2,395,387 6.00%, 1/1/53, Pool #FS3832 2,480,008
8,148,712 5.00%, 4/1/53, Pool #CB6063 8,048,800
1,907,373 6.00%, 4/1/53, Pool #CB6094 1,946,537
3,528,064 5.50%, 5/1/53, Pool #CB6321 3,531,213
833,683 6.00%, 5/1/53, Pool #FS4641 850,102
2,662,619 6.00%, 5/1/53, Pool #CB6329 2,727,122
732,284 5.50%, 5/1/53, Pool #BY0557 732,937
354,151 6.00%, 5/1/53, Pool #BY0568 360,698
2,784,823 5.50%, 5/1/53, Pool #FS4629 2,787,297
689,903 5.50%, 5/1/53, Pool #BY2967 690,519
1,936,768 5.50%, 6/1/53, Pool #CB6463 1,938,488
3,384,605 6.00%, 7/1/53, Pool #CB6757 3,466,602
6,688,410 6.00%, 8/1/53, Pool #CB6872 6,817,823
3,380,644 6.50%, 8/1/53, Pool #FS5537 3,509,008
723,883 6.50%, 9/1/53, Pool #CB7142 750,047
2,048,079 6.50%, 10/1/53, Pool #CB7349 2,115,257
4,410,871 6.50%, 2/1/54, Pool #CB8018 4,581,175
2,265,718 6.50%, 6/1/54, Pool #CB8727 2,339,440
4,263,932 6.50%, 8/1/54, Pool #FS8574 4,426,095
14,635,000 6.00%, 4/25/55, TBA 14,865,959
27,000 4.50%, 4/25/55, TBA 25,819
3,618,000 5.00%, 4/25/55, TBA 3,544,509
517,000 6.50%, 4/25/55, TBA 533,156
8,668,000 5.50%, 4/25/55, TBA 8,654,456
368,052,735
Federal Home Loan Mortgage Corporation - REMICS (0.3%):
158,682 Class FL , Series 4248, 4.91%(SOFR30A+56bps),
5/15/41 158,406
873,442 Class XZ , Series 4316, 4.50%, 3/15/44 860,163
745,677 Class ZX , Series 4352, 4.00%, 4/15/44 712,358
293,259 Class FB , Series 4606, 4.96%(SOFR30A+61bps),
8/15/46 292,420
761,239 Class AO , Series 5341, 1.20%, 6/25/50 562,688
2,16 7,758 Class AK , Series 4988, 1.00%, 7/25/50 1,717,412
2,123,927 Class TJ , Series 5002, 2.00%, 7/25/50 1,732,514
3,421,912 Class PO , Series 5319, 1.52%, 8/25/50 2,326,419
915,344 Class ID , Series 5109, 2.50%, 5/25/51 134,367
8,496,747
Government National Mortgage Association (6.3%):
5,240 4.50%, 9/15/33, Pool #615516 5,171
21,264 5.00%, 12/15/33, Pool #783571 21,503
7,870 6.50%, 8/20/38, Pool #4223 8,174
2,711 6.50%, 10/15/38, Pool #673213 2,862
4,319 6.50%, 11/20/38, Pool #4292 4,486
8,454 6.50%, 12/15/38, Pool #782510 8,749
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 80,953 5.00%, 1/15/39, Pool #782557 $ 81,623
47,231 5.00%, 4/15/39, Pool #711939 48,475
54,373 5.00%, 4/15/39, Pool #782619 55,357
5,170 4.00%, 4/20/39, Pool #4422 4,976
5,346 5.00%, 6/15/39, Pool #782696 5,442
18,425 4.00%, 7/20/39, Pool #4494 17,733
31,162 5.00%, 10/20/39, Pool #4559 31,370
3,523 4.50%, 12/20/39, Pool #4598 3,488
9,015 4.50%, 1/15/40, Pool #728627 8,861
4,273 4.50%, 1/20/40, Pool #4617 4,231
3,514 4.50%, 2/20/40, Pool #4636 3,431
26,428 5.00%, 5/15/40, Pool #782958 26,644
225 4.50%, 5/20/40, Pool #4696 219
15,559 5.00%, 6/15/40, Pool #697862 15,647
163,187 4.50%, 7/15/40, Pool #733795 160,409
21,583 4.50%, 7/15/40, Pool #745793 20,883
8,738 4.50%, 7/20/40, Pool #4746 8,531
16,033 4.50%, 8/20/40, Pool #4771 15,653
9,804 4.50%, 9/20/40, Pool #748948 9,674
4,762 4.00%, 9/20/40, Pool #4800 4,564
35,574 4.50%, 10/15/40, Pool #783609 35,664
16,061 4.50%, 10/20/40, Pool #4834 15,680
125,556 4.00%, 10/20/40, Pool #4833 120,335
235,071 4.00%, 11/20/40, Pool #4853 225,296
116,159 4.00%, 12/20/40, Pool #4882 111,329
67,988 4.00%, 1/15/41, Pool #759138 64,915
104,045 4.00%, 1/20/41, Pool #4922 99,719
10,805 4.50%, 2/15/41, Pool #738019 10,568
473,839 4.00%, 2/20/41, Pool #742887 445,939
1,769 4.00%, 2/20/41, Pool #4945 1,699
35,637 4.00%, 3/15/41, Pool #762838 34,026
2,572 5.00%, 4/20/41, Pool #5018 2,552
41,513 4.50%, 6/20/41, Pool #783590 40,946
5,625 5.00%, 6/20/41, Pool #5083 5,582
69,403 4.00%, 7/20/41, Pool #742895 67,270
28,887 4.50%, 7/20/41, Pool #783584 28,493
3,053 5.00%, 7/20/41, Pool #5116 3,031
97,357 4.50%, 7/20/41, Pool #5115 96,027
2,709 4.50%, 7/20/41, Pool #754367 2,670
30,267 4.50%, 11/15/41, Pool #783610 30,304
79,509 3.50%, 1/15/42, Pool #553461 75,231
116,902 4.00%, 4/20/42, Pool #MA0023 112,440
51,196 5.00%, 7/20/42, Pool #MA0223 51,594
116,570 3.50%, 4/15/43, Pool #AD2334 107,930
223,981 3.50%, 4/20/43, Pool #MA0934 209,577
126,794 3.50%, 5/20/43, Pool #MA1012 117,752
11,136 4.00%, 7/20/43, Pool #MA1158 10,711
435,904 4.50%, 6/20/44, Pool #MA1997 421,094
8,469 4.00%, 8/20/44, Pool #AJ4687 8,103
7,092 4.00%, 8/20/44, Pool #AJ2723 6,785
348,080 4.00%, 8/20/44, Pool #MA2149 333,885
13,720 4.00%, 8/20/44, Pool #AI4167 13,125
199,109 5.00%, 12/20/44, Pool #MA2448 197,618
17,076 3.00%, 12/20/44, Pool #MA2444 15,406
202,512 3.00%, 2/15/45, Pool #784439 183,007
894,714 3.50%, 5/20/45, Pool #MA2826 833,510
123,175 5.00%, 12/20/45, Pool #MA3313 123,868
4,508,505 3.50%, 3/20/46, Pool #MA3521 4,185,043
861,561 3.50%, 5/20/46, Pool #MA3663 799,747

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 291,003 3.50%, 7/20/46, Pool #MA3803 $ 269,676
1,176,958 3.50%, 9/20/46, Pool #MA3937 1,091,813
62,905 3.50%, 10/20/46, Pool #AX4342 58,494
123,309 3.50%, 10/20/46, Pool #AX4344 114,368
79,917 3.50%, 10/20/46, Pool #AX4345 73,956
5,940 4.00%, 10/20/46, Pool #AQ0542 5,697
48,463 3.50%, 10/20/46, Pool #AX4343 44,869
53,358 3.50%, 10/20/46, Pool #AX4341 49,733
69,369 4.50%, 3/15/47, Pool #AZ8560 66,626
94,204 4.50%, 4/15/47, Pool #AZ8596 91,814
54,674 4.50%, 4/15/47, Pool #AZ8597 52,492
55,295 4.50%, 5/15/47, Pool #BA7888 53,888
1,104,418 4.00%, 6/20/47, Pool #MA4511 1,049,577
10,956 4.00%, 9/15/47, Pool #BC5919 10,420
12,608 4.00%, 10/15/47, Pool #BD3187 12,053
15,176 4.00%, 10/15/47, Pool #BE1031 14,193
13,733 4.00%, 11/15/47, Pool #BE1030 13,162
867,523 4.00%, 11/20/47, Pool #MA4838 824,448
15,005 4.00%, 12/15/47, Pool #BE4664 14,032
426,754 4.00%, 12/20/47, Pool #MA4901 405,714
20,165 4.00%, 1/15/48, Pool #BE0143 18,856
13,268 4.00%, 1/15/48, Pool #BE0204 12,594
182,020 4.50%, 9/20/48, Pool #BD0560 176,125
346,409 4.50%, 3/20/49, Pool #MA5818 338,333
14,824 4.50%, 4/20/49, Pool #MA5877 14,478
155,702 4.50%, 5/20/49, Pool #MA5932 152,073
288,820 4.50%, 4/20/50, Pool #MA6602 281,636
499,220 3.00%, 4/20/50, Pool #MA6599 443,892
64,057 3.00%, 5/20/50, Pool #MA6656 56,958
223,919 4.00%, 5/20/50, Pool #MA6658 212,110
1,510,006 Class LP , Series 2020-127, 1.50%, 6/20/50 1,177,978
5,004,530 2.00%, 8/20/50, Pool #MA6818 4,096,618
1,136,707 3.00%, 10/20/50, Pool #MA6932 1,014,325
881,181 2.00%, 11/20/50, Pool #MA6994 721,280
15,694,283 2.00%, 12/20/50, Pool #MA7051 12,820,372
1,043,684 3.00%, 1/20/51, Pool #MA7137 929,008
10,910,800 2.00%, 1/20/51, Pool #MA7135 8,918,230
1,656,334 2.00%, 2/20/51, Pool #MA7192 1,353,821
4,886,214 2.50%, 4/20/51, Pool #MA7312 4,163 ,922
5,520,695 3.00%, 6/20/51, Pool #MA7419 4,895,256
7,152,338 3.00%, 8/20/51, Pool #MA7535 6,332,188
2,558,471 2.50%, 10/20/51, Pool #MA7649 2,178,673
1,782,899 3.00%, 12/20/51, Pool #MA7768 1,578,752
1,745,768 2.50%, 12/20/51, Pool #MA7767 1,486,550
75,232 3.00%, 1/20/52, Pool #MA7828 66,618
4,104,163 2.50%, 5/20/52, Pool #MA8042 3,494,693
16,224,230 2.50%, 6/20/52, Pool #MA8097 13,814,713
4,668,255 2.50%, 7/20/52, Pool #MA8147 3,990,077
197,462 2.50%, 8/20/52, Pool #MA8197 168,784
4,328,111 4.00%, 12/20/52, Pool #MA8488 4,057,888
1,098,399 2.50%, 12/20/52, Pool #MA8485 935,659
3,485,900 2.50%, 1/20/53, Pool #MA8564 2,969,327
184,346 6.00%, 4/20/53, Pool #CT7444 189,306
10,899,000 4.50%, 4/20/55, TBA 10,449,416
4,880,000 3.00%, 4/20/55, TBA 4,318,037
6,112,000 6.50%, 4/20/55, TBA 6,254,295
15,517,000 5.00%, 4/20/55, TBA 15,255,151
16,758,000 5.50%, 4/20/55, TBA 16,786,803
10,798,000 6.00%, 4/20/55, TBA 10,958,283
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 3,196,000 4.00%, 4/20/55, TBA $ 2,989,758
8,901,000 3.50%, 5/20/55, TBA 8,119,381
172,335,869
FRESB Mortgage Trust (0.0%
†
):
249,818 Class A10F , Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 239,248
Federal Farm Credit Banks Funding Corp. (0.6%):
625,000 3.50%, 9/1/32 592,056
1,045,000 3.88%, 9/20/32 1,014,374
6,095,000 1.68%, 9/17/35, Callable 4/10/25 @ 100.00 4,580,203
3,450,000 1.84%, 1/25/36, Callable 4/10/25 @ 100.00 2,600,386
4,730,000 2.10%, 2/25/36, Callable 4/10/25 @ 100.00 3,668,011
2,569,000 2.50%, 4/14/36, Callable 4/10/25 @ 100.00 2,071,598
2,875,000 2.49%, 5/19/36, Callable 4/10/25 @ 100.00 2,311,164
16,837,792
Federal National Mortgage Association - REMICS (0.2%):
2,148,400 Class CY , Series 2010-136, 4.00%, 12/25/40 2,063,401
2,213,433 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,127,606
373,713 Class UF , Series 2016-48,
4.85%(SOFR30A+51bps), 8/25/46 372,135
1,814,473 Class AO , Series 2023-36, 1.43%, 8/25/50 1,261,597
959,579 Class IO , Series 2021-88, 2.50%, 12/25/51 131,665
5,956,404
Resolution Funding Corp. Principal Strip (0.0%
†
):
1,290,000 4.58%, 4/15/30(c) 1,045,157
Federal Home Loan Banks (0.4%):
4,080,000 3.56%, 5/16/33 3,850,251
1,435,000 1.85%, 1/25/36, Callable 4/25/25 @ 100.00 1,082,821
1,720,000 1.87%, 2/8/36, Callable 5/8/25 @ 100.00 1,299,369
920,000 1.87%, 2/8/36, Callable 5/8/25 @ 100.00 695,011
4,545,000 2.65%, 11/5/41, Callable 4/10/25 @ 100.00 3,322,931
10,250,383
Total U.S. Government Agency Mortgages (Cost $887,080,509) 839,594,191
U.S. Treasury Obligations (30.1%):
U.S. Treasury Bonds (10.9%):
1,990,000 5.38%, 2/15/31 2,124,325
14,025,000 4.75%, 2/15/37 14,699,953
7,185,000 5.00%, 5/15/37 7,685,705
12,855,000 1.13%, 8/15/40 8,048,435
30,585,000 1.88%, 2/15/41 21,452,510
23,885,000 3.13%, 11/15/41 19,951,439
2,795,000 2.00%, 11/15/41 1,962,614
5,045,000 2.38%, 2/15/42 3,743,548
25,640,000 4.00%, 11/15/42 23,917,313
16,285,000 2.75%, 11/15/42 12,661,587
1,360,000 3.88%, 2/15/43 1,244,613
4,712,500 3.63%, 8/15/43 4,140,373
11,075,000 4.38%, 8/15/43 10,792,934
6,000,000 4.75%, 11/15/43 6,130,312
2,865,000 4.50%, 2/15/44 2,830,978
445,000 4.13%, 8/15/44 416,979
4,380,000 4.63%, 11/15/44 4,386,844
3,455,000 4.75%, 2/15/45 3,518,702
955,000 3.00%, 5/15/45 748,780
1,770,000 2.88%, 8/15/45 1,355,156
12,235,000 3.00%, 11/15/45 9,547,123

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 18,635,000 2.25%, 8/15/46 $ 12,529,126
6,855,000 2.88%, 11/15/46 5,177,667
3,105,000 2.75%, 11/15/47 2,264,709
5,645,000 3.00%, 2/15/48 4,302,548
60,670,000 3.13%, 5/15/48(d) 47,218,323
4,055,000 3.38%, 11/15/48 3,290,252
3,935,000 3.00%, 2/15/49 2,974,614
125,000 2.88%, 5/15/49 92,109
19,355,000 1.38%, 8/15/50 9,858,953
2,954,000 1.63%, 11/15/50 1,607,161
16,305,000 2.38%, 5/15/51 10,659,394
1,102,000 1.88%, 11/15/51 633,650
1,054,000 2.25%, 2/15/52 664,679
18,188,000 2.88%, 5/15/52 13,203,351
5,054,000 3.00%, 8/15/52 3,762,861
1,052,000 3.63%, 2/15/53 886,146
2,252,000 3.63%, 5/15/53 1,897,310
875,000 4.75%, 11/15/53 894,414
7,880,000 4.25%, 8/15/54 7,439,213
5,305,000 4.50%, 11/15/54 5,227,912
2,892,000 4.63%, 2/15/55 2,911,882
298,856,497
U.S. Treasury Notes (19.2%):
16,815,000 4.25%, 3/15/27 16,920,094
143,095,000 4.50%, 5/15/27 144,794,253
55,825,000 4.63%, 6/15/27 56,679,820
7,520,000 4.38%, 7/15/27 7,597,550
8,495,000 3.75%, 8/15/27 8,467,126
10,844,000 3.38%, 9/15/27 10,713,533
6,265,000 3.88%, 10/15/27 6,262,063
9,370,000 4.13%, 11/15/27 9,424,170
8,220,000 4.00%, 12/15/27 8,244,403
17,056,000 4.25%, 1/15/28 17,215,900
6,130,000 4.25%, 2/15/28 6,190,342
14,511,000 3.88%, 3/15/28 14,508,733
818,200 1.50%, 11/30/28 751,338
1,697,000 4.63%, 4/30/29 1,741,281
6,632,000 4.25%, 6/30/29 6,712,827
8,665,000 4.00%, 7/31/29 8,686,663
4,134,000 3.63%, 8/31/29 4,082,325
5,850,000 3.13%, 8/31/29 5,658,047
15,116,000 3.50%, 9/30/29 14,842,023
6,032,000 4.13%, 10/31/29 6,076,298
998,000 3.88%, 11/30/29 994,881
10,566,000 4.13%, 11/30/29 10,648,547
6,955,000 4.38%, 12/31/29 7,081,059
11,744,000 4.25%, 1/31/30 11,896,305
20,493,000 4.00%, 2/28/30 20,541,030
3,087,000 3.75%, 5/31/30 3,054,201
882,000 4.00%, 7/31/30 882,827
895,000 4.63%, 9/30/30 922,689
2,637,000 3.75%, 12/31/30 2,600,741
10,598,000 4.00%, 1/31/31 10,584,753
2,729,000 4.25%, 2/28/31 2,760,554
19,060,000 4.13%, 3/31/31 19,155,300
1,201,000 4.63%, 4/30/31 1,238,719
9,400,000 4.25%, 6/30/31 9,502,812
8,139,000 4.13%, 7/31/31 8,172,065
2,343,000 3.75%, 8/31/31 2,301,998
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 3,990,000 3.63%, 9/30/31 $ 3,890,873
6,785,000 4.13%, 10/31/31 6,806,203
1,463,000 4.38%, 1/31/32 1,489,060
6,610,000 4.13%, 2/29/32 6,628,591
1,322,000 4.38%, 5/15/34 1,340,178
22,277,000 3.88%, 8/15/34 21,713,113
16,779,000 4.25%, 11/15/34 16,831,434
2,194,000 4.63%, 2/15/35 2,266,676
528,873,398
Total U.S. Treasury Obligations (Cost $890,258,195) 827,729,895
Commercial Paper (0.2%):
5,575,000 National Bank of Canada, 4.39%, 2/5/26(a)(c) 5,371,312
Total Commercial Paper (Cost $5,368,330) 5,371,312
Shares
Affiliated Investment Company (0.3%):
Money Market Funds (0.3%):
9,056,057 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(c)(e) 9,056,057
Total Affiliated Investment Company (Cost $9,056,057) 9,056,057
Unaffiliated Investment Company (0.3%):
Money Market Funds (0.3%):
9,554,358 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(c) 9,554,358
Total Unaffiliated Investment Company (Cost $9,554,358) 9,554,358
Total Investment Securities
(Cost $2,950,016,650 ) — 103.0% 2,835,404,822
Net other assets (liabilities) — (3.0)% (81,505,416)
Net Assets — 100.0% $ 2,753,899,406

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $8,756,441.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2025.
(c) The rate represents the effective yield at March 31, 2025.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-2.9%):
At March 31, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 6.50% 6/25/55 $ (13,761,000) $ (14,143,593) $ (14,160,929)
Federal National Mortgage Association, TBA 3.00% 4/25/55 (832,000) (718,117) (720,590)
Federal National Mortgage Association, TBA 3.50% 4/25/40 (196,000) (187,943) (188,558)
Federal National Mortgage Association, TBA 3.50% 4/25/55 (6,176,000) (5,581,563) (5,568,050)
Federal National Mortgage Association, TBA 4.50% 5/25/55 (688,000) (653,008) (657,577)
Federal National Mortgage Association, TBA 2.50% 4/25/55 (24,644,000) (20,487,972) (20,473,773)
Federal National Mortgage Association, TBA 4.00% 4/25/55 (8,292,000) (7,752,223) (7,727,108)
Federal National Mortgage Association, TBA 2.00% 4/25/40 (5,829,000) (5,226,011) (5,264,316)
Federal National Mortgage Association, TBA 2.00% 4/25/55 (16,099,000) (12,748,799) (12,781,097)
Federal National Mortgage Association, TBA 1.50% 4/25/40 (1,781,000) (1,554,479) (1,561,714)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 4/20/55 (8,210,000) (6,985,361) (6,988,762)
Government National Mortgage Association, TBA 3.50% 4/20/55 (142,000) (129,219) (129,930)
Government National Mortgage Association, TBA 2.00% 4/20/55 (3,428,000) (2,789,811) (2,795,963)
$(78,958,099) $(79,018,367)
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Fund March Futures (U.S. Dollar) 3/31/25 11 $ (4,385,111) $ 200
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar) 6/18/25 18 (2,111,063) (14,566)
$ (14,366)
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 420 $ 46,711,875 $ 561,297
U.S. Treasury 2-Year Note June Futures (U.S. Dollar) 6/30/25 140 29,004,063 67,332

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
U.S. Treasury 5-Year Note June Futures (U.S. Dollar) 6/30/25 767 $ 82,955,844 $ 455,191
Ultra 10-Year U.S. Treasury Note June Futures (U.S. Dollar) 6/18/25 56 6,391,000 (16,900)
$ 1,066,920
Total Net Futures Contracts $ 1,052,554
Forward Currency Contracts
At March 31, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 25,612 European Euro 24,399 Bank of New York Mellon 4/16/25 $ (791)
U.S. Dollar 148,312 European Euro 144,621 TD Securities 4/16/25 (8,186)
Total Net Forward Currency Contracts $ (8,977)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (39.1%):
Aerospace & Defense (0.5%):
7,941 Lockheed Martin Corp. $ 3,547,324
4,152 Northrop Grumman Corp. 2,125,865
12,880 RTX Corp. 1,706,085
7,379,274
Air Freight & Logistics (0.2%):
9,235 FedEx Corp. 2,251,308
Automobiles (0.7%):
336,713 Ford Motor Co. 3,377,231
4,237 General Motors Co. 199,266
20,898 Tesla, Inc.* 5,415,926
8,992,423
Banks (1.4%):
128,292 Bank of America Corp. 5,353,625
4,261 Citigroup, Inc. 302,488
40,426 JPMorgan Chase & Co. 9,916,498
44,007 Wells Fargo & Co. 3,159,263
18,731,874
Beverages (0.1%):
864 Boston Beer Co., Inc. (The), Class A* 206,358
1,287 Coca-Cola Co. (The) 92,175
229 Coca-Cola Consolidated, Inc. 309,150
8,229 Molson Coors Beverage Co., Class B 500,899
3,474 PepsiCo, Inc. 520,891
1,629,473
Biotechnology (1.3%):
34,096 AbbVie, Inc. 7,143,794
10,233 Biogen, Inc.* 1,400,284
50,309 Exelixis, Inc.* 1,857,408
40,281 Gilead Sciences, Inc. 4,513,486
45,496 Incyte Corp.* 2,754,783
17,669,755
Broadline Retail (1.7%):
120,945 Amazon.com, Inc.* 23,010,996
Building Products (0.4%):
17,760 Allegion plc 2,316,970
10,884 Trane Technologies plc 3,667,037
5,984,007
Capital Markets (1.4%):
1,273 Cboe Global Markets, Inc. 288,067
56,169 Charles Schwab Corp. (The) 4,396,909
10,521 CME Group, Inc. 2,791,116
3,082 Goldman Sachs Group, Inc. (The) 1,683,666
36,731 Morgan Stanley 4,285,406
1,152 MSCI, Inc. 651,456
6,151 S&P Global, Inc. 3,125,323
11,733 Stifel Financial Corp. 1,105,952
7,695 T. Rowe Price Group, Inc. 706,940
19,034,835
Chemicals (0.5%):
5,160 Balchem Corp. 856,560
14,245 Ecolab, Inc. 3,611,393
Shares Value
Common Stocks, continued
Chemicals, continued
3,702 Linde plc $ 1,723,799
6,191,752
Commercial Services & Supplies (0.3%):
18,931 Cintas Corp. 3,890,888
Communications Equipment (0.5%):
51,405 Cisco Systems, Inc. 3,172,203
7,263 Motorola Solutions, Inc. 3,179,814
8,944 Sirius XM Holdings, Inc. 201,642
6,553,659
Construction & Engineering (0.2%):
2,349 EMCOR Group, Inc. 868,261
5,318 Valmont Industries, Inc. 1,517,598
2,385,859
Construction Materials (0.1%):
14,359 CRH plc 1,263,161
Consumer Finance (0.2%):
10,686 American Express Co. 2,875,068
Consumer Staples Distribution & Retail (0.6%):
3,042 Costco Wholesale Corp. 2,877,063
8,584 Target Corp. 895,826
58,710 Walmart, Inc. 5,154,151
8,927,040
Diversified Consumer Services (0.0%
†
):
1,248 Duolingo, Inc.* 387,554
Diversified Telecommunication Services (0.3%):
93,404 AT&T, Inc. 2,641,465
34,196 Verizon Communications, Inc. 1,551,131
4,192,596
Electric Utilities (0.3%):
18,552 Exelon Corp. 854,876
41,449 NextEra Energy, Inc. 2,938,319
6,126 Southern Co. (The) 563,286
4,356,481
Electrical Equipment (0.2%):
9,321 Acuity, Inc. 2,454,685
2,018 Eaton Corp. plc 548,553
3,003,238
Electronic Equipment, Instruments & Components (0.3%):
16,037 Itron, Inc.* 1,680,036
8,694 Zebra Technologies Corp.* 2,456,577
4,136,613
Entertainment (0.9%):
1,583 Electronic Arts, Inc. 228,775
7,586 Netflix, Inc.* 7,074,173
17,667 Playtika Holding Corp. 91,338
1,085 ROBLOX Corp., Class A* 63,245

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
47,670 Walt Disney Co. (The) $ 4,705,029
12,162,560
Financial Services (2.2%):
26,577 Berkshire Hathaway, Inc., Class B* 14,154,379
8,400 Fiserv, Inc.* 1,854,972
626 Global Payments, Inc. 61,298
13,430 Mastercard, Inc., Class A 7,361,251
40,776 PayPal Holdings, Inc.* 2,660,634
13,087 Visa, Inc., Class A 4,586,470
30,679,004
Food Products (0.1%):
4,244 Cal-Maine Foods, Inc. 385,780
807 JM Smucker Co. (The) 95,557
12,399 Tyson Foods, Inc., Class A 791,180
1,272,517
Gas Utilities (0.0%
†
):
8,429 Southwest Gas Holdings, Inc. 605,202
Ground Transportation (0.6%):
111,995 CSX Corp. 3,296,013
197,312 Lyft, Inc., Class A* 2,342,093
12,833 Union Pacific Corp. 3,031,668
8,669,774
Health Care Equipment & Supplies (0.3%):
16,333 Becton Dickinson & Co. 3,741,237
3,302 Boston Scientific Corp.* 333,106
7,407 GE HealthCare Technologies, Inc. 597,819
4,672,162
Health Care Providers & Services (1.0%):
11,087 Cano Health LLC* 138,587
4,108 Centene Corp.* 249,397
8,869 Elevance Health, Inc. 3,857,660
2,871 Humana, Inc. 759,667
12,546 Option Care Health, Inc.* 438,483
15,544 UnitedHealth Group, Inc. 8,141,170
13,584,964
Health Care REITs (0.2%):
29,520 CareTrust REIT, Inc. 843,682
14,798 Ventas, Inc. 1,017,510
3,743 Welltower, Inc. 573,465
2,434,657
Health Care Technology (0.0%
†
):
1,214 Veeva Systems, Inc., Class A* 281,199
Hotels, Restaurants & Leisure (0.5%):
14,427 Airbnb, Inc., Class A* 1,723,449
108 Booking Holdings, Inc. 497,546
14,905 Carnival Corp.* 291,095
5,533 Chipotle Mexican Grill, Inc.* 277,812
14,801 DoorDash, Inc., Class A* 2,705,179
7,555 Expedia Group, Inc. 1,269,996
37,458 Global Business Travel Group I* 271,945
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
16,236 MGM Resorts International* $ 481,235
7,518,257
Household Durables (0.3%):
14,769 Garmin, Ltd. 3,206,793
3,096 M/I Homes, Inc.* 353,501
5,327 Meritage Homes Corp. 377,578
3,937,872
Household Products (0.4%):
2,122 Clorox Co. (The) 312,464
31,819 Procter & Gamble Co. (The) 5,422,594
5,735,058
Industrial Conglomerates (0.2%):
10,291 General Electric Co. 2,059,744
Insurance (0.8%):
10,863 Allstate Corp. (The) 2,249,401
1,640 Globe Life, Inc. 216,021
15,228 Marsh & McLennan Cos., Inc. 3,716,089
16,638 Progressive Corp. (The) 4,708,720
10,890,231
Interactive Media & Services (2.6%):
66,371 Alphabet, Inc., Class A 10,263,612
58,165 Alphabet, Inc., Class C 9,087,118
29,001 Meta Platforms, Inc., Class A 16,715,016
36,065,746
IT Services (0.1%):
3,598 Okta, Inc.* 378,581
3,303 Twilio, Inc., Class A* 323,397
701,978
Life Sciences Tools & Services (0.1%):
4,815 Agilent Technologies, Inc. 563,258
2,085 Illumina, Inc.* 165,424
1,488 Thermo Fisher Scientific, Inc. 740,429
1,469,111
Machinery (0.6%):
6,591 Allison Transmission Holdings, Inc. 630,561
6,761 Caterpillar, Inc. 2,229,778
5,587 ESCO Technologies, Inc. 889,003
68,738 Mueller Water Products, Inc., Class A 1,747,320
11,478 Oshkosh Corp. 1,079,850
10,283 PACCAR, Inc. 1,001,256
7,577,768
Media (0.3%):
123,420 Comcast Corp., Class A 4,554,198
Metals & Mining (0.0%
†
):
13,838 Newmont Corp. 668,099
Mortgage Real Estate Investment Trusts (REITs) (0.2%):
229,380 Rithm Capital Corp. 2,626,401
Multi-Utilities (0.1%):
11,708 CMS Energy Corp. 879,388

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
9,088 Sempra $ 648,520
1,527,908
Oil, Gas & Consumable Fuels (1.5%):
63 California Resources Corp. 2,770
9,526 Cheniere Energy, Inc. 2,204,316
772 Chevron Corp. 129,148
43,897 ConocoPhillips 4,610,063
29,278 EOG Resources, Inc. 3,754,611
75,364 Exxon Mobil Corp. 8,963,040
21,890 Kinder Morgan, Inc. 624,522
4,850 Occidental Petroleum Corp. 239,396
4,011 Sanchez Energy Corp.*(a) 350,382
20,878,248
Passenger Airlines (0.1%):
8,461 SkyWest, Inc.* 739,238
Pharmaceuticals (1.5%):
56,179 Bristol-Myers Squibb Co. 3,426,357
6,548 Eli Lilly & Co. 5,408,059
19,801 Johnson & Johnson 3,283,798
60,454 Merck & Co., Inc. 5,426,351
137,308 Pfizer, Inc. 3,479,385
21,023,950
Professional Services (0.6%):
11,161 Automatic Data Processing, Inc. 3,410,020
7,634 Booz Allen Hamilton Holding Corp. 798,364
23,262 Leidos Holdings, Inc. 3,138,974
9,525 Maximus, Inc. 649,510
7,996,868
Real Estate Management & Development (0.1%):
113,752 Compass, Inc., Class A* 993,055
Retail REITs (0.2%):
26,377 Brixmor Property Group, Inc. 700,309
11,134 Phillips Edison & Co., Inc. 406,280
8,295 Simon Property Group, Inc. 1,377,634
2,484,223
Semiconductors & Semiconductor Equipment (4.2%):
20,784 Advanced Micro Devices, Inc.* 2,135,348
26,943 Applied Materials, Inc. 3,909,968
64,214 Broadcom, Inc. 10,751,350
8,059 Cirrus Logic, Inc.* 803,120
3,514 KLA Corp. 2,388,817
5,093 Lam Research Corp. 370,261
303,437 NVIDIA Corp. 32,886,502
31,282 QUALCOMM, Inc. 4,805,228
58,050,594
Software (3.4%):
11,829 Adobe, Inc.* 4,536,776
41,621 Alarm.com Holdings, Inc.* 2,316,209
9,795 Dropbox, Inc., Class A* 261,624
18,745 Fortinet, Inc.* 1,804,394
428 Intuit, Inc. 262,788
77,411 Microsoft Corp. 29,059,315
340 Oracle Corp. 47,535
Shares Value
Common Stocks, continued
Software, continued
17,093 Salesforce, Inc. $ 4,587,078
2,719 ServiceNow, Inc.* 2,164,705
32,823 Teradata Corp.* 737,861
21,921 Zoom Communications, Inc.* 1,617,112
47,395,397
Specialized REITs (0.4%):
16,826 American Tower Corp. 3,661,338
172 Equinix, Inc. 140,240
23,288 Gaming and Leisure Properties, Inc. 1,185,359
28,763 VICI Properties, Inc. 938,249
5,925,186
Specialty Retail (1.0%):
12,697 Abercrombie & Fitch Co.* 969,670
3,505 Best Buy Co., Inc. 258,003
14,649 Carvana Co.* 3,062,813
56,162 Gap, Inc. (The) 1,157,499
16,606 Home Depot, Inc. (The) 6,085,933
1 Party City Holdco, Inc.*(a) —
22,742 TJX Cos., Inc. (The) 2,769,975
14,303,893
Technology Hardware, Storage & Peripherals (3.0%):
184,238 Apple, Inc. 40,924,787
4,878 NetApp, Inc. 428,483
41,353,270
Tobacco (0.3%):
26,349 Philip Morris International, Inc. 4,182,377
Wireless Telecommunication Services (0.1%):
7,229 T-Mobile US, Inc. 1,928,047
Total Common Stocks (Cost $423,505,950) 539,796,610
Contracts
Warrants (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health, Inc., 12/30/28* 1,758
Oil, Gas & Consumable Fuels (0.0%
†
):
2,121 Occidental Petroleum Corp., 8/3/27* 58,688
Total Warrants (Cost $55,366) 60,446
Principal Amount
Asset Backed Securities (1.0%):
$ 377,639 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 384,608
416,837 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 426,327
343,855 AASET 2025-1, Class A, Series 2025-1A, 5.94%,
2/16/50(b) 346,796
396,977 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 374,741
4,116 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 4,068
1,017,886 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 936,005
111,839 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 107,036

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 80,397 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) $ 70,580
78,031 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 74,408
50,099 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 45,376
461,616 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 466,656
196,682 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 196,747
801,074 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 738,481
51,353 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 50,671
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 150,115
66,972 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 64,834
166,418 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 156,977
217,688 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 5/20/25 @ 100(b) 208,525
342,240 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 5/20/25 @ 100(b) 334,786
777,000 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 780,071
425,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 431,121
202,878 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 194,992
97,764 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 93,746
445,000 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 447,871
217,011 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(b) 218,951
208,450 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 196,472
539,320 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 492,107
600,430 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 6/5/25 @ 100(b) 580,216
171,079 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 165,320
156,697 Sapphire Aviation Finance II, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(b) 148,861
969,570 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 978,192
697,253 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 686,682
344,138 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 340,708
727,178 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 715,925
505,733 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 513,816
Principal Amount Value
Asset Backed Securities, continued
$ 576,555 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) $ 586,334
153,588 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 152,052
180,774 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 171,010
269,332 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 271,488
Total Asset Backed Securities (Cost $13,602,435) 13,303,672
Collateralized Mortgage Obligations (3.5%):
370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.64%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 369,623
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
5.54%(TSFR3M+125bps), 4/20/34, Callable
4/20/25 @ 100(b) 387,054
250,000 Aimco CLO 19, Ltd., Class A, Series 2024-19A,
5.91%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,532
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
5.69%(TSFR3M+140bps), 7/20/34, Callable
4/20/25 @ 100(b) 250,165
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
5.72%(TSFR3M+142bps), 10/15/34, Callable
4/15/25 @ 100(b) 2,812,015
624,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.49%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 618,381
666,608 Ares LIV CLO, Ltd., Class AR, Series 2019-54A,
5.57%(TSFR3M+127bps), 10/15/32, Callable
4/15/25 @ 100(b) 666,417
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 5.80%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 638,055
603,000 Ares LV CLO, Ltd., Class A1R2, Series 2020-55A,
5.67%(TSFR3M+137bps), 10/15/37, Callable
10/15/26 @ 100(b) 602,365
551,619 Ares LVIII CLO, Ltd., Class A1R2, Series
2020-58A(TSFR3M+124bps), 4/15/38(b) 551,373
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
5.63%(TSFR3M+133bps), 4/15/34, Callable
4/15/25 @ 100(b) 659,363
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.66%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 559,981
786,000 Barings CLO, Ltd., Class A1R2, Series 2020-1A,
5.56%(TSFR3M+126bps), 1/15/38, Callable
1/15/27 @ 100(b) 784,291
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 5.60%(TSFR3M+130bps), 1/17/35, Callable
4/17/25 @ 100(b) 416,132
889,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
5.69%(TSFR3M+139bps), 1/15/35, Callable
4/15/25 @ 100(b) 889,118
733,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.64%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 735,024
625,000 Bowling Green Park CLO LLC, Class ARR, Series
2020-1A, 5.31%(TSFR3M+100bps), 4/18/35(b) 617,927

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 738,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-11A,
5.71%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) $ 739,397
150,000 Carlyle US CLO, Ltd., Class E, Series 2024-6A,
10.21%(TSFR3M+575bps), 10/25/37, Callable
10/25/26 @ 100(b) 150,251
409,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.60%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 409,063
11,010,797 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 5.66%(TSFR3M+136bps), 7/17/31, Callable
4/17/25 @ 100(b) 11,008,828
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.60%(TSFR3M+131bps), 4/20/34, Callable
4/20/25 @ 100(b) 234,890
643,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.65%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 643,982
506,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.46%(TSFR3M+120bps), 1/25/38(b) 504,704
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.61%(TSFR3M+132bps), 4/20/35, Callable
4/20/25 @ 100(b) 940,512
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 5.72%(TSFR3M+143bps), 10/20/34, Callable
4/20/25 @ 100(b) 791,060
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 5.65%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,012,091
586,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
5.68%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 585,984
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
5.71%(TSFR3M+139bps), 2/20/35, Callable
5/20/25 @ 100(b) 669,176
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.81%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 594,873
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
5.69%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 669,175
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 5.81%(TSFR3M+151bps), 1/15/34, Callable
4/15/25 @ 100(b) 250,041
930,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.68%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 931,362
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.65%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 514,964
591,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.77%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 590,623
541,000 Flatiron RR CLO 30, Ltd., Class A1, Series
2025-30A(TSFR3M+116bps), 4/15/38(b) 541,000
542,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.47%(TSFR3M+118bps), 1/25/38(b) 542,303
584,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.90%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 581,743
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
5.68%(TSFR3M+139bps), 10/22/34, Callable
4/22/25 @ 100(b) $ 556,139
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
5.80%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 488,722
394,000 Lakeside Park CLO, Ltd., Class A, Series
2025-1A(TSFR3M+115bps), 4/15/38(b) 393,825
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 5.69%(TSFR3M+140bps), 4/19/34, Callable
4/19/25 @ 100(b) 320,080
660,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 5.65%(TSFR3M+136bps), 1/22/35,
Callable 4/22/25 @ 100(b) 659,020
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 5.89%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 379,305
250,000 Madison Park Funding XLV, Ltd., Class ARR, Series
2020-45A, 5.38%(TSFR3M+108bps), 7/15/34,
Callable 7/15/25 @ 100(b) 248,998
337,000 Magnetite Xli, Ltd., Class A, Series 2024-41A,
5.60%(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100(b) 337,253
380,000 Magnetite Xlv, Ltd., Class A1, Series
2025-45A(TSFR3M+115bps), 4/15/38(b) 379,662
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
5.57%(TSFR3M+128bps), 4/20/34, Callable
4/20/25 @ 100(b) 250,004
680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
5.65%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) 682,630
520,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.42%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 517,262
250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
5.69%(TSFR3M+140bps), 10/20/34, Callable
4/20/25 @ 100(b) 250,075
577,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.54%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 576,372
968,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
6.14%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 968,070
138,532 Milos CLO, Ltd., Class AR, Series 2017-1A,
5.62%(TSFR3M+133bps), 10/20/30, Callable
4/20/25 @ 100(b) 138,524
650,000 Morgan Stanley Eaton Vance CLO, Ltd., Class A1,
Series 2025-21A(TSFR3M+117bps), 4/15/38(b) 647,406
356,000 OHA Credit Funding 14-R, Ltd., Class A, Series
2023-14RA(TSFR3M+123bps), 4/20/38(b) 355,840
615,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.58%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 614,648
494,000 OHA Credit Funding 6, Ltd., Class AR2, Series 2020-
6A, 5.62%(TSFR3M+133bps), 10/20/37, Callable
10/20/26 @ 100(b) 496,552
434,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.46%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 432,047

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 OHA Credit Partners XVII, Ltd., Class A, Series
2024-17A, 5.72%(TSFR3M+132bps), 1/18/38,
Callable 1/18/27 @ 100(b) $ 249,446
331,000 Palmer Square Loan Funding, Ltd., Class A1N,
Series 2024-2A, 5.45%(TSFR3M+100bps),
1/15/33, Callable 1/15/26 @ 100(b) 329,804
627,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 5.12%(TSFR3M+80bps), 2/15/33(b) 625,628
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
5.68%(TSFR3M+139bps), 10/20/34, Callable
4/20/25 @ 100(b) 326,085
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
5.67%(TSFR3M+138bps), 4/20/34, Callable
4/20/25 @ 100(b) 333,087
272,000 RR 34, Ltd., Class A1R, Series 2024-34RA,
5.65%(TSFR3M+135bps), 10/15/39, Callable
10/15/26 @ 100(b) 272,000
423,119 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.63%(TSFR3M+134bps), 4/20/33, Callable
4/20/25 @ 100(b) 423,183
804,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 5.61%(TSFR3M+132bps), 4/23/35, Callable
4/23/25 @ 100(b) 804,234
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.59%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,122
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
5.82%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) 370,543
Total Collateralized Mortgage Obligations (Cost $48,397,217) 48,390,404
Collateralized Mortgage Backed Securities (3.0%):
137,777 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 129,784
90,691 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 6.47%(TSFR1M+215bps),
1/15/39(b) 89,756
95,225 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 5.87%(TSFR1M+155bps),
1/15/39(b) 94,402
503,333 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 5.47%(TSFR1M+115bps),
1/15/39(b) 500,358
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 27,289
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 33,206
320,704 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.66%(TSFR1M+134bps), 3/15/41(b) 320,145
433,000 BMP, Class A, Series 2024-MF23,
5.69%(TSFR1M+137bps), 6/15/41(b) 432,045
151,000 BMP, Class C, Series 2024-MF23,
6.16%(TSFR1M+184bps), 6/15/41(b) 150,663
214,000 BMP, Class B, Series 2024-MF23,
5.96%(TSFR1M+164bps), 6/15/41(b) 213,522
488,000 BPR Trust, Class B, Series 2022-OANA,
6.77%(TSFR1M+245bps), 4/15/37(b) 487,873
1,835,000 BPR Trust, Class A, Series 2022-OANA,
6.22%(TSFR1M+190bps), 4/15/37(b) 1,834,916
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.37%(TSFR1M+105bps), 4/15/34(b) $ 2,340,621
187,543 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.61%(TSFR1M+129bps), 12/15/39(b) 187,325
294,700 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.28%(TSFR1M+196bps), 2/15/39(b) 293,693
294,700 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.88%(TSFR1M+156bps), 2/15/39(b) 293,800
294,700 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.63%(TSFR1M+131bps), 2/15/39(b) 293,801
858,705 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 5.33%(TSFR1M+101bps), 2/15/39(b) 856,557
1,185,000 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.76%(TSFR1M+144bps), 4/15/40(b) 1,183,518
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.67%(TSFR1M+135bps), 4/15/34(b) 170,178
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.97%(TSFR1M+165bps), 4/15/34(b) 111,660
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.27%(TSFR1M+195bps), 4/15/34(b) 117,521
83,057 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.51%(TSFR1M+219bps), 12/9/40(b) 83,115
806,220 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.96%(TSFR1M+164bps), 5/15/41(b) 806,254
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.96%(TSFR1M+264bps), 12/9/40(b) 71,649
426,000 BX Commercial Mortgage Trust, Class B, Series
2025-SPOT, 6.06%(TSFR1M+174bps), 4/15/40(b) 425,467
375,905 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.08%(TSFR1M+176bps), 12/9/40(b) 376,176
763,027 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.76%(TSFR1M+144bps), 2/15/39(b) 763,621
97,201 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.11%(TSFR1M+179bps), 2/15/39(b) 97,206
1,592,783 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.71%(TSFR1M+139bps), 3/15/41(b) 1,593,447
272,382 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.01%(TSFR1M+169bps), 3/15/41(b) 272,294
361,446 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.26%(TSFR1M+194bps), 3/15/41(b) 361,325
4,383,689 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 5.10%(TSFR1M+78bps),
6/15/38(b) 4,371,347
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
5.12%(TSFR1M+80bps), 10/15/36(b) 2,686,948
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.73%(TSFR1M+141bps), 10/15/36(b) 207,777
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.38%(TSFR1M+206bps), 10/15/36(b) 725,443
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.53%(TSFR1M+121bps), 10/15/36(b) 213,840
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
5.33%(TSFR1M+101bps), 10/15/36(b) 160,378
988,136 BX Trust, Class A, Series 2024-CNYN,
5.76%(TSFR1M+144bps), 4/15/41(b) 988,929
131,019 BX Trust, Class C, Series 2024-CNYN,
6.26%(TSFR1M+194bps), 4/15/41(b) 130,832
157,223 BX Trust, Class B, Series 2024-CNYN,
6.01%(TSFR1M+169bps), 4/15/41(b) 157,115

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 617,081 BX Trust, Class A, Series 2022-IND A,
5.81%(TSFR1M+149bps), 4/15/37(b) $ 617,089
66,500 BX Trust, Class D, Series 2022-IND,
7.16%(TSFR1M+284bps), 4/15/37(b) 66,588
79,800 BX Trust, Class C, Series 2022-IND,
6.61%(TSFR1M+229bps), 4/15/37(b) 79,877
352,800 BX Trust, Class B, Series 2022-IND,
6.26%(TSFR1M+194bps), 4/15/37(b) 352,935
530,000 BX Trust 2025-DIME, Class A, Series 2025-DIME,
5.47%(TSFR1M+115bps), 2/15/35(b) 526,747
323,000 BX Trust 2025-ROIC, Class C, Series 2025-ROIC,
5.86%(TSFR1M+154bps), 3/15/30(b) 320,175
1,567,000 BX Trust 2025-ROIC, Class A, Series 2025-ROIC,
5.46%(TSFR1M+114bps), 3/15/30(b) 1,551,238
229,000 BX Trust 2025-ROIC, Class B, Series 2025-ROIC,
5.71%(TSFR1M+139bps), 3/15/30(b) 226,997
351,270 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 345,461
860,000 CSMC Trust, Class D, Series 2017-PFHP,
6.62%(TSFR1M+230bps), 12/15/30(b) 789,558
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.45%, 1/15/41(b)(c) 159,976
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 5.14%(TSFR1M+82bps), 11/15/38(b) 1,460,889
463,391 Extended Stay America Trust, Class A, Series 2021-
ESH, 5.51%(TSFR1M+119bps), 7/15/38(b) 463,238
389,768 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.68%(TSFR1M+236bps), 7/15/38(b) 389,541
194,884 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.13%(TSFR1M+181bps), 7/15/38(b) 194,770
264,176 Extended Stay America Trust, Class B, Series 2021-
ESH, 5.81%(TSFR1M+149bps), 7/15/38(b) 264,022
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 5.98%(TSFR1M+166bps), 10/15/36(b) 98,753
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.58%(TSFR1M+126bps), 10/15/36(b) 99,002
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 5.38%(TSFR1M+106bps), 10/15/36(b) 638,209
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 31,042
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 41,092
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
5.61%(TSFR1M+130bps), 5/15/39, Callable
5/15/25 @ 100(b) 1,375,696
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
6.11%(TSFR1M+179bps), 5/15/39, Callable
5/15/25 @ 100(b) 786,687
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.41%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(b) 438,288
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.86%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(b) 406,366
70,000 Life Mortgage Trust, Class C, Series 2021-BMR,
5.53%(TSFR1M+121bps), 3/15/38(b) 69,341
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.83%(TSFR1M+151bps), 3/15/38(b) 69,125
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 18,532 Life Mortgage Trust, Class B, Series 2021-BMR,
5.31%(TSFR1M+99bps), 3/15/38(b) $ 18,440
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
6.18%(TSFR1M+186bps), 3/15/38(b) 68,611
79,225 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 5.23%(TSFR1M+92bps), 4/15/38(b) 79,073
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 129,355
224,000 OPEN Trust, Class B, Series 2023-AIR,
8.16%(TSFR1M+384bps), 11/15/40(b) 224,279
197,748 OPEN Trust, Class A, Series 2023-AIR,
7.41%(TSFR1M+309bps), 11/15/40(b) 197,942
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.32%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 245,307
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.97%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 127,255
208,727 SREIT Trust, Class D, Series 2021-MFP,
6.01%(TSFR1M+169bps), 11/15/38(b) 207,682
317,054 SREIT Trust, Class C, Series 2021-MFP,
5.76%(TSFR1M+144bps), 11/15/38(b) 315,468
510,809 SREIT Trust, Class B, Series 2021-MFP,
5.51%(TSFR1M+119bps), 11/15/38(b) 508,254
892,154 SREIT Trust, Class A, Series 2021-MFP,
5.16%(TSFR1M+85bps), 11/15/38(b) 887,694
625,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.56%(TSFR1M+124bps), 12/15/39(b) 623,747
112,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.31%(TSFR1M+199bps), 12/15/39(b) 112,148
152,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.91%(TSFR1M+159bps), 12/15/39(b) 151,886
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,134
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 232,809
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 5.63%(TSFR1M+131bps),
5/15/31(b) 183,841
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 152,559
Total Collateralized Mortgage Backed Securities (Cost
$41,412,954) 41,000,982
Convertible Bonds (0.0%
†
):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30 9,113
Financial Services (0.0%
†
):
111,000 Global Payments, Inc., 1.50%, 3/1/31 104,050
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(b) 9,750
Independent Power and Renewable Electricity Producers
(0.0%
†
):
37,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 3,328
Media (0.0%
†
):
275,992 EchoStar Corp., 3.88%, 11/30/30 305,046

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Convertible Bonds, continued
Real Estate Management & Development (0.0%
†
):
$ 122,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 $ 113,748
Semiconductors & Semiconductor Equipment (0.0%
†
):
19,000 Wolfspeed, Inc., 1.88%, 12/1/29 4,215
Software (0.0%
†
):
20,000 BlackLine, Inc., 1.00%, 6/1/29(b) 19,585
Total Convertible Bonds (Cost $578,729) 568,835
Bank Loans (0.4%):
Automobile Components (0.0%
†
):
64,496 Power Stop Term 1Ln, 9.07% (Term
SOFR+475bps), 1/26/29(b) 59,457
125,000 Valvoline Term B 1Ln, 4.32% (Term SOFR+0bps),
3/19/32(b) 124,844
184,301
Building Products (0.0%
†
):
10,000 Eco Material Technologies Term 1Ln, 7.57% (Term
SOFR+325bps), 1/30/32(b) 9,956
Chemicals (0.0%
†
):
54,863 Hexion Term 1Ln, 8.32% (Term SOFR+400bps),
3/15/29(b) 53,217
85,000 Natgasoline Term B 1Ln, 9.82% (Term
SOFR+550bps), 3/25/30(b) 82,662
135,879
Commercial Services & Supplies (0.0%
†
):
20,000 Gfl Environmental Services Term B 1Ln, 6.82%
(Term SOFR+250bps), 3/3/32(b) 19,780
Construction Materials (0.0%
†
):
25,000 Kodiak Term B 1Ln, 8.07% (Term SOFR+375bps),
11/26/31(b) 23,964
Consumer Finance (0.0%
†
):
248,695 United Planet Fitness Term 1Ln, 8.32% (Term
SOFR+400bps), 12/30/26(b) 239,369
Consumer Staples Distribution & Retail (0.0%
†
):
145,000 TKC Holdings Term 1Ln, 16.33% (LIBOR+1200bps),
2/14/27(b) 134,125
Distributors (0.0%
†
):
246,845 US LBM Term B 1Ln, 8.07% (Term SOFR+375bps),
6/6/31(b) 241,039
Diversified Consumer Services (0.0%
†
):
7,053 Ascend Learning Term 2Ln, 10.07% (Term
SOFR+575bps), 12/10/29(b) 7,006
160,050 Ascend Learning Term B 1Ln, 7.32% (Term
SOFR+300bps), 12/11/28(b) 157,963
10,000 Protective Industrial Products Term B 1Ln, 8.32%
(Term SOFR+400bps), 1/20/32(b) 9,600
4,988 Tripadvisor Term B 1Ln, 7.07% (Term
SOFR+275bps), 7/8/31(b) 4,888
4,988 White Capital Term B 1Ln, 7.57% (Term
SOFR+325bps), 10/19/29(b) 4,827
184,284
Energy Equipment & Services (0.0%
†
):
30,000 Clarios Term B 1Ln, 7.07% (Term SOFR+275bps),
1/28/32(b) 29,512
Principal Amount Value
Bank Loans, continued
Energy Equipment & Services, continued
$ 230,000 New Fortress Energy Term B 1Ln, 9.82% (Term
SOFR+550bps), 10/30/28(b) $ 196,650
226,162
Financial Services (0.1%):
75,000 Avalara Term B 1Ln, 4.32% (Term SOFR+0bps),
3/29/32(b) 74,648
164,588 Intrafi Term B 1Ln, 7.82% (Term SOFR+350bps),
7/31/31(b) 163,524
30,000 Level 3 Term B 1Ln, 8.57% (Term SOFR+425bps),
3/22/32(b) 29,597
30,000 SFR Term B14 1Ln, 9.82% (Term SOFR+550bps),
8/15/28(b) 26,835
117,908 Westinghouse Term B 1Ln, 6.57% (Term
SOFR+225bps), 1/20/31(b) 116,729
411,333
Food Products (0.0%
†
):
4,569 Sauer Brands Term B 1Ln, 7.57% (Term
SOFR+325bps), 2/19/32(b) 4,562
431 Sauer Brands Term DD 1Ln, 7.57% (Term
SOFR+325bps), 2/4/32+(b) 430
4,992
Health Care Providers & Services (0.0%
†
):
67,914 Cano Health Term 1Ln, 13.82% (Term
SOFR+950bps), 6/28/29(b) 61,802
14,925 Ensemble Health Term B 1Ln, 7.32% (Term
SOFR+300bps), 8/1/29(b) 14,899
76,701
Hotels, Restaurants & Leisure (0.0%
†
):
94,749 PF Changs Term B 1Ln, 10.57% (Term
SOFR+625bps), 3/1/26 91,467
Household Durables (0.1%):
412,855 CSC ServiceWorks Term B 1Ln, 8.32% (Term
SOFR+400bps), 3/4/28(b) 347,884
169,987 Traeger Grills Term B 1Ln, 7.57% (Term
SOFR+325bps), 6/29/28(b) 154,668
34,910 Weber-Stephen Products Term B 1Ln, 8.57% (Term
SOFR+425bps), 10/30/27(b) 33,898
89,714 Weber-Stephen Products Term B 1Ln, 7.57% (Term
SOFR+325bps), 10/30/27(b) 86,648
623,098
Industrial Conglomerates (0.0%
†
):
64,190 Brandsafway Term B 1Ln, 8.82% (Term
SOFR+450bps), 8/1/30(b) 60,588
17,738 Graftech Global Enterprises Term DD New 1Ln,
4.32% (Term SOFR+0bps), 12/21/29+(b) 18,082
31,042 Graftech Global Enterprises Term New 1Ln, 10.32%
(Term SOFR+600bps), 12/21/29(b) 31,644
110,314
Insurance (0.0%
†
):
119,694 Asurion Term B10 1Ln, 8.32% (Term
SOFR+400bps), 8/19/28(b) 118,347
Interactive Media & Services (0.0%
†
):
245,000 Constant Contact Term B 1Ln, 8.32% (Term
SOFR+400bps), 2/10/28(b) 228,279

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
IT Services (0.0%
†
):
$ 22,845 Arxis Term B 1Ln, 7.07% (Term SOFR+275bps),
2/26/32(b) $ 22,521
2,155 Arxis Term B-DD 1Ln, 7.07% (Term SOFR+275bps),
1/30/32+(b) 2,125
135,000 Internet Brands Term B 1Ln, 8.57% (Term
SOFR+425bps), 12/31/31(b) 123,487
35,000 Kaseya Term B 1Ln, 7.57% (Term SOFR+325bps),
3/8/32(b) 34,847
182,980
Machinery (0.0%
†
):
15,000 Barnes Group Term B 1Ln, 7.32% (Term
SOFR+300bps), 1/27/32(b) 14,888
35,000 DG Investment Intermediate Holdings 2 Inc  Term
2Ln, 11.07% (Term SOFR+675bps), 3/31/29(b) 34,650
4,825 DG Investment Intermediate Holdings 2 Inc  Term B
1Ln, 8.07% (Term SOFR+375bps), 3/31/28(b) 4,789
54,327
Media (0.0%
†
):
43,881 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
6.57% (Term SOFR+225bps), 12/21/28 43,380
59,846 Cast & Crew Term B INCR 1Ln, 8.07% (Term
SOFR+375bps), 12/30/28(b) 57,593
145,925 COX Media Group Term B2 1Ln, 7.82% (Term
SOFR+350bps), 6/18/29(b) 140,817
241,790
Metals & Mining (0.1%):
138,140 American Rock Salt Term 1Ln, 8.32% (Term
SOFR+400bps), 6/4/28(b) 112,860
22,875 American Rock Salt Term First Out DD TL 1Ln,
11.32% (Term SOFR+700bps), 6/12/28(b) 22,93 2
68,972 American Rock Salt Term First Out DD TL 1Ln,
11.32% (Term SOFR+700bps), 6/12/28+ 69,144
86,114 American Rock Salt Term First Out TL B 1Ln,
11.32% (Term SOFR+700bps), 6/12/28(b) 86,330
291,26 6
Multi-Utilities (0.0%
†
):
74,522 Club Car Term 1Ln, 8.32% (Term SOFR+400bps),
6/1/28(b) 67,401
Oil, Gas & Consumable Fuels (0.0%
†
):
25,000 CVR Energy Term B 1Ln, 8.32% (Term
SOFR+400bps), 12/30/27(b) 25,000
Passenger Airlines (0.0%
†
):
5,000 Vistajet Term B 1Ln, 8.07% (Term SOFR+375bps),
3/26/31(b) 4,963
Pharmaceuticals (0.0%
†
):
125,000 Bausch Health Term B 1Ln, 10.57% (Term
SOFR+625bps), 9/25/30(b) 120,000
119,700 Lonza Specialty Ingredients Term B 1Ln, 8.25%
(Term SOFR+392.5bps), 7/3/28 109,893
229,893
Semiconductors & Semiconductor Equipment (0.0%
†
):
136,667 Wolfspeed, Inc., 4.32%, 6/23/30+ 133,086
68,333 Wolfspeed, Inc. PIK, 4.32%, 6/23/30, Callable 0 @
109.88(b) 66,543
199,629
Principal Amount Value
Bank Loans, continued
Software (0.1%):
$ 5,000 Applied Systems Term 2Ln, 8.82% (Term
SOFR+450bps), 2/23/32(b) $ 5,103
108,650 AthenaHealth Group Term B 1Ln, 7.32% (Term
SOFR+300bps), 2/15/29(b) 107,122
225,000 Darktrace Term 1Ln, 7.57% (Term SOFR+325bps),
10/9/31(b) 222,469
60,000 Ellucian Term 2Ln, 4.32% (Term SOFR+0bps),
11/15/32(b) 60,800
7,569 Finastra CAN TL, 11.57% (Term SOFR+725bps),
9/13/29 7,561
324,081 Finastra US TL, 11.57% (Term SOFR+725bps),
9/13/29(b) 323,757
2,097 ION Analytics Term 1Ln, 8.07% (Term
SOFR+375bps), 2/16/28(b) 2,091
15,000 NCR Voyix Term 1Ln, 7.32% (Term SOFR+300bps),
9/30/31(b) 14,866
743,769
Technology Hardware, Storage & Peripherals (0.0%
†
):
180,000 SanDisk Term B 1Ln, 7.32% (Term SOFR+300bps),
2/23/32(b) 177,075
Textiles, Apparel & Luxury Goods (0.0%
†
):
73,852 Tory Burch Term B 1Ln, 7.57% (Term
SOFR+325bps), 4/16/28(b) 73,456
Total Bank Loans (Cost $5,395,194) 5,354,93 9
Corporate Bonds (15.7%):
Aerospace & Defense (0.4%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,151,460
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 145,723
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 175,739
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 188,731
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,069,383
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 94,950
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 288,314
200,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
5/4/25 @ 101.03(b) 188,250
200,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 209,302
95,000 Moog, Inc., 4.25%, 12/15/27, Callable 5/4/25 @
101.06(b) 91,438
90,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 99,112
435,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 5/4/25
@ 100 429,019
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 403,500
150,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 154,312
4,689,233
Air Freight & Logistics (0.0%
†
):
165,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 4/11/25 @ 100(b) 164,794

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$ 155,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75(b) $ 155,000
319,794
Automobile Components (0.0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 113,125
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 5/4/25 @ 102.75(b) 31,500
115,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 110,975
90,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 91,125
346,725
Automobiles (0.0%
†
):
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 77,625
105,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
5/4/25 @ 102(b) 94,238
171,863
Banks (2.2%):
151,000 Bank of America Corp., 4.45%, 3/3/26 150,819
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,258,698
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 837,204
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,331,707
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,092,623
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,129,263
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,587,570
110,000 Citigroup, Inc., 7.12% (H15T5Y), 12/31/99, Callable
8/15/29 @ 100 112,613
120,000 Citigroup, Inc., 6.75% (H15T5Y), 12/31/99, Callable
2/15/30 @ 100 118,800
125,000 Citigroup, Inc., 6.95% (H15T5Y), 12/31/99, Callable
2/15/30 @ 100 124,531
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 171,285
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,471,087
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 164,507
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 5,683,774
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 929,173
170,000 JPMorgan Chase & Co., 6.50% (H15T5Y), 12/31/99,
Callable 4/1/30 @ 100 174,038
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 748,272
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,077,285
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,593,695
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 434,230
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 1,372,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN $ 1,236,249
115,000 Wells Fargo & Co., 7.63% (H15T5Y), 12/31/99,
Callable 9/15/28 @ 100 123,912
115,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 107,988
29,659,323
Beverages (0.0%
†
):
185,000 Primo Water Holdings, Inc. Triton Water Holdings,
Inc., 6.25%, 4/1/29, Callable 5/4/25 @ 101.56(b) 184,075
Biotechnology (0.1%):
424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 428,334
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 397,356
365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 353,441
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 4/19/25 @ 100.97(b) 49,000
1,228,131
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25, Callable 5/4/25 @
100^ 19,725
Building Products (0.1%):
505,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 4/19/25 @ 100(b) 494,900
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 107,280
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 76,894
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 48,007
115,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 114,569
45,000 Specialty Building Products Holdings LLC/SBP
Finance Corp., 7.75%, 10/15/29, Callable 10/15/26
@ 103.88(b) 41,512
95,000 US Lbm Term B 1Ln, 0.00%, 6/6/31 87,424
970,586
Capital Markets (1.3%):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,682,209
45,000 Bank of New York Mellon Corp. (The), 6.30%
(H15T5Y), 12/31/99, Callable 3/20/30 @ 100^ 45,900
120,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y), 12/31/99, Callable 12/1/30 @ 100 106,800
105,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y), Callable 6/1/25 @ 100 104,738
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,759,196
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,080,109
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,700,179
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 138,056
60,000 Goldman Sachs Group, Inc. (The), Series Y, 6.12%
(H15T10Y), 12/31/99, Callable 11/10/34 @ 100^ 58,500
125,000 Goldman Sachs Group, Inc. The, 6.85% (H15T5Y),
12/31/99, Callable 2/10/30 @ 100 125,125

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 380,000 Intercontinental Exchange, Inc., 3.63%, 9/1/28,
Callable 6/1/28 @ 100 $ 369,846
200,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 199,739
110,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 97,625
100,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 75,750
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,393,672
2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 2,204,191
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,822,244
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 122,500
308,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 311,513
95,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 96,306
17,494,198
Chemicals (0.3%):
220,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 222,200
115,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 113,994
399,000 Celanese US Holdings LLC, 6.60%, 11/15/28,
Callable 10/15/28 @ 100 409,972
70,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 69,506
405,000 Celanese US Holdings LLC, 6.80%, 11/15/30,
Callable 9/15/30 @ 100 418,162
135,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38 131,184
236,000 Celanese US Holdings LLC, 6.95%, 11/15/33,
Callable 8/15/33 @ 100^ 245,735
15,000 CF Industries, Inc., 4.95%, 6/1/43 13,047
330,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 320,513
305,720 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
5/4/25 @ 100(b) 274,384
115,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
5/4/25 @ 103.13(b) 110,687
85,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104(b) 73,313
115,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 111,838
55,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) 57,612
85,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 82,556
370,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 5/4/25 @ 102.13(b) 340,862
280,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/4/25 @ 101.22(b) 266,350
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/4/25 @ 101.66(b) 67,550
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 85,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 $ 74,481
210,000 Tronox, Inc., 4.63%, 3/15/29, Callable 5/4/25 @
101.16(b) 179,025
230,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
5/4/25 @ 101.22(b) 221,950
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
5/4/25 @ 102.81(b) 107,344
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 39,900
3,952,165
Commercial Services & Supplies (0.1%):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 117,031
202,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
5/4/25 @ 102.31(b) 189,721
125,000 Aris Water Holdings LLC, 7.25%, 4/1/30, Callable
4/1/27 @ 103.63(b) 126,250
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 55,344
150,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 158,812
60,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 60,300
110,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 115,500
120,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 130,350
130,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 111,963
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
4/14/25 @ 101.72(b) 24,969
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
4/14/25 @ 102.42(b) 44,831
255,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 251,494
110,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 5/4/25
@ 103.44(b) 108,900
160,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/4/25 @ 105.25(b) 158,400
170,000 Waste Management, Inc., 3.88%, 1/15/29, Callable
12/15/28 @ 100(b) 165,927
75,000 Waste Pro USA, Inc., 7.00%, 2/1/33, Callable
2/1/28 @ 103.5(b) 75,187
1,894,979
Communications Equipment (0.0%
†
):
110,000 Viasat, Inc., 5.63%, 9/15/25, Callable 4/14/25 @
100(b) 109,037
160,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
4/14/25 @ 101.88(b) 146,400
255,437
Construction & Engineering (0.1%):
190,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 187,862
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 4/19/25 @
101.46(b) 23,312
35,000 Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @
103.44(b) 35,438

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 425,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) $ 396,313
170,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
5/4/25 @ 101.13(b) 158,950
55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 5/4/25 @ 102.81(b) 52,800
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 4/14/25 @ 102.63(b) 22,562
85,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 89,250
120,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 5/4/25 @ 104.13(b) 117,900
130,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
5/4/25 @ 101.38(b) 122,850
60,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 60,450
1,267,687
Construction Materials (0.0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) 82,000
130,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 134,225
115,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 110,112
326,337
Consumer Finance (0.9%):
224,000 Ally Financial, Inc., 5.80%, 5/1/25 224,043
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100 1,504,529
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,050,734
113,000 Ally Financial, Inc., 5.54% (SOFRINDX), 1/17/31,
Callable 1/17/30 @ 100 112,210
380,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
12/31/99, Callable 5/15/26 @ 100^ 355,682
740,000 Capital One Financial Corp., 4.99% (SOFR), 7/24/26,
Callable 7/24/25 @ 100 740,252
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 335,544
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100 690,176
1,100,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 1,106,200
250,000 Discover Bank, 5.97% (USISOA05), 8/9/28 254,477
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,247,992
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63(b) 208,500
175,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
5/4/25 @ 100.88 167,562
95,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
5/4/25 @ 101.94 87,756
115,000 OneMain Finance Corp., 6.63%, 5/15/29, Callable
11/15/28 @ 100 114,712
250,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 219,688
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 $ 3,513,714
12,933,771
Consumer Staples Distribution & Retail (0.1%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 5/4/25
@ 101.16(b) 24,563
110,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable 5/4/25
@ 103.25(b) 111,100
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 5/4/25
@ 100.88(b) 45,812
90,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.25%, 3/15/33, Callable
3/15/28 @ 103.13(b) 90,675
150,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 5/4/25 @ 101.25(b) 124,125
100,000 Chobani Holdco II LLC, 8.75%, 10/1/29, Callable
10/1/25 @ 104(b) 108,250
85,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 86,806
120,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 122,700
70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 5/4/25 @ 102.13(b) 65,362
125,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 123,906
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 97,573
45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 5/4/25 @ 101.69(b) 44,100
420,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31^(b) 396,375
80,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 82,900
25,000 Viking Baked Goods Acquisition Corp, 8.63%,
11/1/31, Callable 11/1/27 @ 104.31(b) 23,125
75,000 Walgreens Boots Alliance, Inc., 8.13%, 8/15/29,
Callable 8/15/26 @ 104.06^ 76,313
1,623,685
Containers & Packaging (0.1%):
200,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 5/4/25 @ 103(b) 198,037
120,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 103,800
340,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 5/4/25 @ 103.31(b) 340,850
80,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 5/4/25 @ 104.38(b) 80,900
125,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 125,937
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 59,475
135,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 134,663
210,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 5/4/25
@ 102.5(b) 203,963

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Containers & Packaging, continued
$ 85,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 5/4/25 @ 103.06(b) $ 84,894
1,332,519
Distributors (0.0%
†
):
95,000 Saks Global Enterprises LLC, 11.00%, 12/15/29,
Callable 12/15/26 @ 105.5(b) 76,475
75,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 76,500
152,975
Diversified Consumer Services (0.0%
†
):
220,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 215,600
110,000 Sotheby's, 7.38%, 10/15/27, Callable 4/14/25 @
100(b) 106,837
100,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 102,250
125,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88^(b) 119,844
544,531
Diversified REITs (0.5%):
90,000 BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27,
Callable 5/4/25 @ 100(b) 84,375
280,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 262,500
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 152,623
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 93,963
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,121,838
177,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) 187,399
131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 128,942
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 336,477
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,424,289
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100 2,980,248
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 63,328
6,835,982
Diversified Telecommunication Services (0.5%):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 135,515
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 368,968
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 837,883
200,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 134,396
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
4/14/25 @ 100.97(b) 18,950
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
4/14/25 @ 101.41(b) 13,706
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 190,000 Cogent Communications Group LLC, 7.00%,
6/15/27, Callable 5/4/25 @ 103.5(b) $ 190,713
90,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 4/14/25 @ 102.5(b) 84,038
2,643,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,377,971
410,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 5/4/25 @ 101.47(b) 408,463
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 4/14/25 @ 102.94 5,489
95,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 99,987
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 184,199
222,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 216,528
155,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 146,277
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 662,672
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 311,579
743,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 540,757
6,738,091
Electric Utilities (0.4%):
601,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 5/4/25 @
100(b) 597,995
10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 5/4/25 @
101.06(b) 9,625
95,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 5/4/25 @
102.94(b) 91,200
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 152,653
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 47,724
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 500,184
30,000 Edison International, 5.00% (H15T5Y), 12/31/99,
Callable 12/15/26 @ 100^ 27,217
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 167,243
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,039,563
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 188,980
260,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/19/25
@ 100.96 258,700
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 4/14/25
@ 100.84(b) 18,375
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 35,440
65,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 64,025
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 133,755

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 $ 664,270
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 14,437
43,067 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 41,506
385,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
4/14/25 @ 100(b) 378,744
150,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 156,563
150,000 XPLR Infrastructure Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100^(b) 147,375
4,735,574
Electrical Equipment (0.0%
†
):
110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/23/29,
Callable 12/23/26 @ 104.94(b) 86,075
200,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
5/4/25 @ 102.06(b) 189,750
125,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 125,469
401,294
Electronic Equipment, Instruments & Components (0.0%
†
):
365,000 Coherent Corp., 5.00%, 12/15/29, Callable 5/4/25
@ 102.5(b) 347,663
100,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 100,250
447,913
Energy Equipment & Services (0.0%
†
):
120,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 122,100
95,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 82,650
90,000 Summit Midstream Holdings LLC, 8.63%, 10/31/29,
Callable 7/31/26 @ 104.31(b) 91,462
120,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19(b) 117,450
413,662
Entertainment (0.0%
†
):
200,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 5/4/25 @
101.94(b) 181,750
Financial Services (1.1%):
195,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/4/25 @ 101.25(b) 178,912
120,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 118,200
115,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 113,131
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 76,500
45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 44,663
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,281,218
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 585,322
95,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.25%, 1/15/30, Callable 1/15/26 @
104.13^(b) 92,863
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 $ 896,481
900,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 953,368
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 38,700
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 35,000
135,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(b) 136,013
130,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 135,037
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
5/4/25 @ 103.19(b) 102,600
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25 241,939
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 809,878
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 327,052
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 372,819
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 77,662
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 217,999
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 581,747
115,000 Focus Financial Partners LLC, 6.75%, 9/15/31,
Callable 9/15/27 @ 103.38(b) 112,700
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 57,200
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(b) 48,500
70,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 72,275
410,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
5/4/25 @ 101.69(b) 394,625
1,119,000 HPS Corporate Lending Fund, 5.45%, 1/14/28(b) 1,118,269
325,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
5/4/25 @ 102.81(b) 313,625
150,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 153,937
900,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 853,875
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 360,263
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 79,259
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 394,478
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 5/4/25 @ 102.25(b) 66,062
165,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 162,319
95,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 100,344
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 5/4/25 @
102.38(b) 37,900
70,916 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 78,894

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 220,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) $ 176,275
200,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
4/14/25 @ 101.81(b) 151,000
125,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
4/14/25 @ 101.88(b) 93,594
165,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 5/4/25 @ 100.83^ 148,706
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 53,400
110,000 MPT Operating Partnership LP/MPT Finance Corp.,
8.50%, 2/15/32, Callable 2/15/28 @ 104.25(b) 111,513
110,000 Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29,
Callable 8/1/26 @ 103.25(b) 111,375
75,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94^(b) 70,594
85,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 84,575
85,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 85,425
505,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(b) 508,682
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 195,151
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 236,530
225,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 5/4/25 @ 103(b) 194,625
80,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 81,700
65,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 64,838
285,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 288,562
14,478,174
Food Products (0.3%):
110,000 Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28
@ 103.38(b) 108,075
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 138,666
538,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 540,955
404,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 405,278
336,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 337,661
326,000 Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @
100(b) 326,861
651,000 Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @
100(b) 650,308
420,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 395,100
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 62,100
335,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 329,137
105,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 102,637
Principal Amount Value
Corporate Bonds, continued
Food Products, continued
$ 125,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) $ 125,313
3,522,091
Ground Transportation (0.0%
†
):
120,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 119,250
105,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 5/4/25
@ 101.16(b) 72,975
150,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 153,750
345,975
Health Care Equipment & Supplies (0.1%):
380,000 Hologic, Inc., 4.63%, 2/1/28, Callable 5/4/25 @
100.77(b) 371,925
35,000 Insulet Corp., 6.50%, 4/1/33, Callable 4/1/28 @
103.25(b) 35,350
340,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
5/4/25 @ 101.94(b) 316,200
85,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(b) 85,638
80,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 81,300
890,413
Health Care Providers & Services (0.8%):
315,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
4/14/25 @ 101.94(b) 294,976
65,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69(b) 64,838
90,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
5/4/25 @ 102.88(b) 83,250
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 4/19/25
@ 100.71 1,329,169
1,325,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,199,125
410,000 Centene Corp., 4.63%, 12/15/29, Callable 5/4/25
@ 102.31 391,037
245,000 Centene Corp., 3.38%, 2/15/30, Callable 4/19/25
@ 101.69 220,500
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 508,588
145,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 4/19/25 @ 101.41(b) 137,750
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 4/19/25 @ 101.5(b) 224,400
155,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(b) 126,906
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38^(b) 35,325
330,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 324,225
115,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 117,300
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 343,917
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 141,156

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 315,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) $ 289,012
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 543,664
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 516,894
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 471,827
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 88,996
50,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 5/4/25
@ 102.25(b) 46,687
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 300,826
260,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 5/4/25 @
100(b) 257,400
220,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 239,250
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 121,200
15,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 5/4/25
@ 102.5(b) 3,900
170,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 148,113
205,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 5/4/25 @ 101.03(b) 190,906
96,820 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
5/4/25 @ 100(b) 94,884
115,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38 115,000
115,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13(b) 111,838
115,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 113,562
360,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
4/19/25 @ 100 359,100
310,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
5/4/25 @ 101.53 307,675
175,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
4/19/25 @ 102.13 164,500
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
5/4/25 @ 102.19 130,900
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 115,684
85,000 Toledo Hospital (The), 6.02%, 11/15/48 76,306
55,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 54,794
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
5/4/25 @ 100(b) 24,850
10,430,230
Health Care REITs (0.4%):
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 42,300
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 64,850
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 57,426
1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 1,270,978
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,323,723
105,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 95,337
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 $ 1,056,180
4,910,794
Health Care Technology (0.0%
†
):
25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 4/14/25 @ 101.94(b) 23,125
395,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 4/14/25 @ 102.44(b) 352,538
375,663
Hotel & Resort REITs (0.0%
†
):
40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 38,900
320,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 307,200
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 37,181
383,281
Hotels, Restaurants & Leisure (0.2%):
320,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(b) 294,400
106,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
4/14/25 @ 102.03(b) 106,795
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 4/14/25 @ 102.31(b) 132,675
185,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(b) 183,612
290,000 Churchill Downs, Inc., 5.75%, 4/1/30, Callable
4/14/25 @ 102.88(b) 283,113
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
5/4/25 @ 100(b) 29,250
175,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 5/4/25
@ 102.31(b) 161,438
100,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 5/4/25
@ 103.38(b) 86,500
80,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 80,300
370,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 366,300
40,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 5.00%, 6/1/29, Callable
5/4/25 @ 102.5(b) 37,250
140,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 138,425
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 5/4/25 @ 103.38(b) 71,906
135,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 134,325
40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 5/4/25 @ 102.25^(b) 36,600
110,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 107,662
330,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
5/4/25 @ 100(b) 315,150

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 210,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(b) $ 206,850
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 108,281
450,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 401,625
3,282,457
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 5/4/25 @ 102.31(b) 62,650
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 92,150
100,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 89,750
80,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 76,100
90,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 93,375
100,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 94,250
70,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100 67,988
100,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 97,000
160,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100^ 154,600
130,000 Somnigroup International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 113,588
165,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 146,437
1,087,888
Household Products (0.0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 48,950
Independent Power and Renewable Electricity Producers
(0.1%):
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,324,904
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 186,467
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 4/14/25 @ 101.19(b) 28,950
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 5/4/25 @ 102.13(b) 110,000
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 107,888
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 5/4/25
@ 102.25(b) 32,463
15,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
5/4/25 @ 101.47(b) 6,337
105,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100(b) 44,362
1,841,371
Industrial Conglomerates (0.0%
†
):
290,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 276,225
Principal Amount Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$ 75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) $ 76,782
35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 5/4/25 @ 102.19(b) 32,856
385,863
Insurance (0.4%):
375,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 5/4/25 @ 103(b) 358,594
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
5/4/25 @ 102.44(b) 65,625
40,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
5/4/25 @ 101.41(b) 39,800
110,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 116,875
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
5/4/25 @ 101.47(b) 66,850
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 2,527,024
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 411,764
115,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 5/4/25
@ 102.19^(b) 109,250
140,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(b) 137,900
120,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 118,950
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 220,703
949,000 Unum Group, 5.75%, 8/15/42 938,880
5,112,215
Interactive Media & Services (0.0%
†
):
80,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 79,700
IT Services (0.0%
†
):
85,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 83,513
Leisure Products (0.0%
†
):
80,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 81,800
110,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 113,300
65,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 66,787
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 5/4/25 @
101.47(b) 4,989
110,000 Mattel, Inc., 6.20%, 10/1/40 108,989
375,865
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 4/19/25 @ 101.42(b) 14,306
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 5/4/25 @ 100.94(b) 27,600
41,906
Machinery (0.1%):
75,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(b) 77,250
140,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 141,925

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 115,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(b) $ 116,581
55,000 GrafTech Finance, Inc., 4.63%, 12/23/29, Callable
4/14/25 @ 102.31(b) 37,675
110,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 5/4/25
@ 103.25(b) 101,200
150,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 5/4/25
@ 102.06(b) 141,188
85,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 5/4/25
@ 102.94(b) 79,900
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 5/4/25 @ 102(b) 41,625
737,344
Media (0.7%):
190,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 4/14/25 @ 101.63(b) 165,775
255,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 5/4/25 @ 102.63(b) 91,800
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 5/4/25
@ 101.06(b) 22,687
10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 5/4/25
@ 101.53(b) 8,875
560,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 5/4/25 @ 102.25(b) 508,200
250,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 216,875
85,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 74,481
346,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 5/4/25 @ 100 345,977
405,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 418,275
95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 76,897
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 733,917
279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 287,325
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,039,089
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 608,428
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 851,847
85,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 5/4/25 @ 103.75(b) 70,125
80,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 78,200
130,000 CMG Media Corp., 8.88%, 6/18/29, Callable
11/1/25 @ 104.44(b) 112,125
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 415,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) $ 202,312
275,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 199,375
25,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 23,596
240,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 4/14/25
@ 101.84 170,400
215,000 DISH DBS Corp., 5.13%, 6/1/29 139,750
597,977 EchoStar Corp., 10.75%, 11/30/29, Callable
11/30/26 @ 105.38 627,128
194,151 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 175,464
140,000 Gray Media, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(b) 87,150
25,000 Match Group Holdings II LLC, 4.13%, 8/1/30,
Callable 5/4/25 @ 102.06(b) 22,344
110,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 94,600
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,604,267
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 292,940
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 59,591
235,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 4/14/25 @ 101.66(b) 231,769
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 180,450
135,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 5/4/25 @ 101.13(b) 119,475
85,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 82,662
10,024,171
Metals & Mining (0.1%):
220,000 ATI, Inc., 5.88%, 12/1/27, Callable 5/4/25 @ 100 217,800
60,000 ATI, Inc., 4.88%, 10/1/29, Callable 4/19/25 @
102.44 57,150
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 41,850
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 5/4/25
@ 101.16(b) 41,400
60,000 Cleveland-Cliffs, Inc., 6.88%, 11/1/29, Callable
11/1/26 @ 103.44(b) 58,575
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 39,150
35,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5^(b) 33,469
60,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 57,600
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
4/14/25 @ 102.06 55,650
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 54,150
130,000 Kaiser Aluminum Corp., 4.63%, 3/1/28, Callable
5/4/25 @ 100(b) 123,175
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 108,438

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 130,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) $ 132,112
1,020,519
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 74,344
120,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 120,000
194,344
Multi-Utilities (0.2%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,023,111
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 936,289
1,959,400
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 306,500
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 69,217
375,717
Oil, Gas & Consumable Fuels (1.9%):
95,000 Aethon United BR LP/Aethon United Finance Corp.,
7.50%, 10/1/29, Callable 10/1/26 @ 103.75(b) 96,306
85,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 84,788
10,000 APA Corp., 7.38%, 8/15/47(b) 10,493
85,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 84,894
255,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 259,144
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 85,975
150,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
5/4/25 @ 101.59(b) 149,625
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 127,031
50,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 5/4/25 @ 102.38(b) 46,250
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
5/4/25 @ 103(b) 19,700
165,000 CNX Resources Corp., 7.25%, 3/1/32, Callable
3/1/27 @ 103.63(b) 167,269
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 118,564
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 318,086
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 96,330
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 175,313
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 105,341
185,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
4/19/25 @ 102.25(b) 180,375
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
5/4/25 @ 102.94(b) $ 23,563
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 263,125
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 4/19/25
@ 100.96(b) 18,550
105,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 100,800
96,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 5/4/25 @ 100 96,050
2,755,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,798,840
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 322,450
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 5/4/25 @ 103.56(b) 24,875
275,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 283,937
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
4/14/25 @ 100.88 26,002
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
5/4/25 @ 102.06(b) 37,650
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 985,358
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,243,348
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 107,428
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 103,051
90,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 94,764
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 127,371
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 80,086
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 72,409
1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 1,602,499
220,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 5/4/25 @ 103.75(b) 224,576
42,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 40,760
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 30,091
80,000 Expand Energy Corp, 4.75%, 2/1/32, Callable 2/1/27
@ 102.38 75,698
88,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27 89,760
150,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 153,938
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 646,175
71,000 Hess Corp., 7.30%, 8/15/31 80,371
50,000 Hess Corp., 7.13%, 3/15/33 56,299
2,002,000 Hess Corp., 5.60%, 2/15/41 2,008,452
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,179,677
85,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 86,806

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 210,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) $ 213,150
85,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 83,725
90,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 103.81(b) 87,525
105,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) 103,688
60,000 Matador Resources Co., 6.25%, 4/15/33, Callable
4/15/28 @ 103.13(b) 58,500
278,000 Mesquite Energy, Inc., 7.25%, 12/31/99(b)(d) 4,170
115,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 112,269
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 705,698
115,000 Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27
@ 103 110,544
226,617 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b) 190,925
120,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 120,900
406,000 Occidental Petroleum Corp., 5.55%, 3/15/26 407,665
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 855,926
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 17,940
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 80,243
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 412,050
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 194,933
220,000 ONEOK, Inc., 5.63%, 1/15/28, Callable 7/15/27 @
100(b) 222,084
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 202,627
401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 393,547
180,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 5/4/25 @ 100 167,400
115,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 100,625
65,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 5/4/25 @ 102.94(b) 64,025
145,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 148,081
165,000 Plains All American Pipeline LP, 8.69% (TSFR3M),
Callable 5/4/25 @ 100 166,381
170,000 Range Resources Corp., 4.88%, 5/15/25, Callable
5/4/25 @ 100 169,150
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 328,842
149,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 152,725
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 5/4/25
@ 100 50,000
85,000 SM Energy Co., 6.50%, 7/15/28, Callable 5/4/25
@ 103.25 84,469
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 5/4/25 @ 100 4,987
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 152,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 5/4/25 @ 100.98 $ 151,430
270,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 4/19/25 @ 102.25 254,813
50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) 51,250
265,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 259,332
45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 41,540
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 39,826
85,000 Transmontaigne Partners LLC, 8.50%, 6/15/30,
Callable 3/15/27 @ 104.25(b) 85,425
380,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 351,500
40,000 Western Midstream Operating LP, 3.95%, 6/1/25,
Callable 5/4/25 @ 100 39,915
127,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 126,939
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 990,535
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 65,691
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 731,782
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 155,965
25,570,980
Paper & Forest Products (0.0%
†
):
80,000 Magnera Corp., 7.25%, 11/15/31, Callable 11/15/27
@ 103.63(b) 77,800
10,000 Mercer International, Inc., 12.88%, 10/1/28,
Callable 10/1/25 @ 106.44(b) 10,588
45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
4/14/25 @ 101.28 38,531
126,919
Passenger Airlines (0.0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
5/4/25 @ 103.63(b) 79,400
95,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 96,188
90,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 88,650
55,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 55,825
320,063
Personal Care Products (0.0%
†
):
85,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 87,975
Pharmaceuticals (0.1%):
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(b) 995,274

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 $ 77,394
1,072,668
Professional Services (0.0%
†
):
90,000 ASGN, Inc., 4.63%, 5/15/28, Callable 5/4/25 @
101.52(b) 85,725
215,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/4/25 @
101.13(b) 199,681
80,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 80,800
366,206
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 335,523
110,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 4/19/25 @
102.63^(b) 98,118
7,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 5.75%, 1/15/29, Callable 4/19/25 @
101.44(b) 5,670
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,196,018
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 742,369
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 56,420
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 182,815
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 66,265
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 60,776
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 80,497
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 512,608
115,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
5/4/25 @ 102.38 102,925
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 282,554
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 4/8/25 @ 100(b) 25,000
185,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 4/14/25 @ 100(b) 182,951
3,930,509
Retail REITs (0.4%):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 560,276
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,857
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,151,483
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 504,693
93,000 VICI Properties LP, 4.38%, 5/15/25 92,983
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 729,196
Principal Amount Value
Corporate Bonds, continued
Retail REITs, continued
$ 1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 $ 1,075,156
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 243,337
5,371,981
Semiconductors & Semiconductor Equipment (0.4%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 60,428
4,336,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 3,816,261
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 473,047
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 1,290,302
200,000 Entegris, Inc., 4.38%, 4/15/28, Callable 4/14/25 @
101.09(b) 191,250
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
5/4/25 @ 100.97(b) 46,625
185,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 5/4/25 @
102.19 176,444
6,054,357
Software (0.1%):
255,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
5/4/25 @ 103.25(b) 238,425
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
4/14/25 @ 102(b) 14,105
790,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 766,300
60,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(b) 58,950
100,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 4/19/25
@ 100(b) 94,875
105,000 Gen Digital, Inc., 6.25%, 4/1/33, Callable 4/1/28 @
103.13(b) 104,081
120,000 McAfee Corp., 7.38%, 2/15/30, Callable 5/4/25 @
103.69(b) 105,900
135,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) 116,438
260,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
5/4/25 @ 100(b) 257,400
100,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 101,125
1,857,599
Specialized REITs (0.0%
†
):
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 5/4/25
@ 100(b) 94,703
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 68,896
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 99,477
126,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 125,789
388,865
Specialty Retail (0.3%):
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 5/4/25 @ 102.31(b) 74,700

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(b) $ 76,925
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
5/4/25 @ 101.63(b) 17,875
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 31,392
49,000 AutoZone, Inc., 3.63%, 4/15/25 48,973
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,185,764
365,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 368,194
150,000 Carvana Co., 5.88%, 10/1/28, Callable 4/14/25 @
102.94(b) 136,500
160,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 138,400
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 128,750
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 5/4/25
@ 102(b) 53,950
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(b) 107,500
110,000 Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable
7/15/26 @ 103.19(b) 110,000
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 884,963
110,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
4/14/25 @ 101.31(b) 75,350
140,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 126,175
165,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 111,168
15,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
5/4/25 @ 101.59(b) 14,175
220,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 190,300
3,881,054
Technology Hardware, Storage & Peripherals (0.1%):
65,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(b) 66,625
380,000 CommScope LLC, 4.75%, 9/1/29, Callable 5/4/25
@ 102.38(b) 337,250
60,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(b) 63,750
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 91,884
559,509
Textiles, Apparel & Luxury Goods (0.0%
†
):
130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) 113,750
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
5/4/25 @ 102.06(b) 36,700
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 39,431
189,881
Tobacco (0.1%):
294,000 Altria Group, Inc., 4.25%, 8/9/42 234,911
191,000 Altria Group, Inc., 4.50%, 5/2/43 157,438
Principal Amount Value
Corporate Bonds, continued
Tobacco, continued
$ 72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 $ 70,600
175,000 BAT Capital Corp., 6.42%, 8/2/33, Callable 5/2/33
@ 100 186,729
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
5/4/25 @ 100 143,788
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 120,638
85,000 Turning Point Brands, Inc., 7.63%, 3/15/32, Callable
3/15/28 @ 103.81(b) 87,975
1,002,079
Trading Companies & Distributors (0.2%):
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,455,192
80,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 83,900
95,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 98,563
60,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(b) 60,450
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 5/4/25 @ 101.5(b) 24,412
195,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 194,756
2,917,273
Transportation Infrastructure (0.0%
†
):
70,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 71,050
Wireless Telecommunication Services (0.1%):
715,000 Sprint Capital Corp., 8.75%, 3/15/32 857,106
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 4/14/25
@ 100.79 40,000
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
4/14/25 @ 101.69 42,781
430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 411,564
1,351,451
Total Corporate Bonds (Cost $229,857,527) 216,230,268
Yankee Debt Obligations (4.3%):
Aerospace & Defense (0.1%):
400,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 5/4/25
@ 101.5(b) 394,000
75,000 Garda World Security Corp., 8.25%, 8/1/32, Callable
8/1/27 @ 104.13(b) 73,125
467,125
Air Freight & Logistics (0.0%
†
):
80,000 Azorra Finance, Ltd., 7.75%, 4/15/30, Callable
10/15/26 @ 103.88(b) 79,100
Banks (0.8%):
2,377,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 2,359,550
200,000 Barclays PLC, 7.63% (USISSO05), 12/31/99,
Callable 3/15/35 @ 100 195,500
778,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 793,560

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Banks, continued
$ 200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) $ 187,120
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,077,707
3,863,000 Societe Generale SA, 1.49% (H15T1Y), 12/14/26,
Callable 12/14/25 @ 100(b) 3,777,133
531,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 537,637
149,000 UniCredit SpA, 5.86% (USISDA05), 6/19/32,
Callable 6/19/27 @ 100(b) 150,372
91,000 UniCredit SpA, 7.30% (USISDA05), 4/2/34, Callable
4/2/29 @ 100(b) 95,911
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 177,298
11,351,788
Biotechnology (0.0%
†
):
60,000 Grifols SA, 4.75%, 10/15/28, Callable 5/4/25 @
102.38(b) 55,575
Capital Markets (0.4%):
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25 4,607,976
115,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 116,725
774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 741,065
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 301,927
5,767,693
Chemicals (0.1%):
150,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 154,125
320,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 318,800
60,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 64,425
320,000 Nufarm Australia, Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 5/4/25 @ 102.5(b) 295,320
85,000 SNF Group SACA, 3.13%, 3/15/27, Callable 5/4/25
@ 100.78(b) 81,172
913,842
Commercial Services & Supplies (0.0%
†
):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
5/4/25 @ 102.31(b) 31,185
150,000 Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27
@ 103.69(b) 138,000
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 87,550
256,735
Consumer Staples Distribution & Retail (0.3%):
1,380,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,325,700
475,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.13%, 2/1/28, Callable 1/1/28 @ 100 478,872
180,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.50%, 1/15/30, Callable 4/14/25 @
102.75 182,358
Principal Amount Value
Yankee Debt Obligations, continued
Consumer Staples Distribution & Retail, continued
$ 1,375,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 $ 1,180,904
708,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 718,426
3,886,260
Containers & Packaging (0.0%
†
):
15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 5/4/25 @ 100(b) 14,587
90,000 OI European Group BV, 4.75%, 2/15/30, Callable
5/4/25 @ 102.38(b) 82,238
200,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 5/4/25 @ 100(b) 197,560
294,385
Diversified Consumer Services (0.0%
†
):
165,000 Mclaren Finance PLC, 7.50%, 8/1/26, Callable
5/4/25 @ 101.88(b) 163,556
Diversified Telecommunication Services (0.1%):
170,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
5/4/25 @ 100(b) 49,937
520,000 Altice France SA, 5.13%, 7/15/29, Callable 5/4/25
@ 101.28(b) 408,850
335,000 Altice France SA, 5.50%, 10/15/29, Callable 5/4/25
@ 102.75(b) 263,812
200,000 IHS Holding, Ltd., 7.88%, 5/29/30, Callable
11/29/26 @ 103.94(b) 198,250
160,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 4/14/25 @ 102(b) 151,892
190,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 5/4/25 @ 100(b) 165,538
80,000 Telecom Italia Capital SA, 6.38%, 11/15/33 79,740
55,000 Telecom Italia Capital SA, 6.00%, 9/30/34 53,022
500,000 Vmed O2 UK Financing I PLC, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 438,235
1,809,276
Electrical Equipment (0.0%
†
):
425,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
5/4/25 @ 101(b) 394,354
Energy Equipment & Services (0.0%
†
):
120,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 119,850
200,000 Viridien, 10.00%, 10/15/30, Callable 4/15/27 @
105(b) 204,250
324,100
Financial Services (0.6%):
315,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 313,425
114,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable 4/8/25
@ 100^(b) 113,858
151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 151,535
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 162,530
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 485,757

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 $ 3,162,123
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 494,789
564,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 498,608
285,000 Altice Financing SA, 5.00%, 1/15/28, Callable
5/4/25 @ 100(b) 212,325
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 793,828
226,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 226,251
200,000 Belron UK Finance PLC, 5.75%, 10/15/29, Callable
10/15/26 @ 102.88(b) 198,250
150,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 151,630
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 174,819
80,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 81,000
280,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(b) 283,850
390,000 Imperial Brands Finance PLC, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(b) 400,936
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 41,307
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 115,392
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 19,900
155,000 Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28
@ 103.25 155,000
200,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 192,000
85,000 TrueNoord Capital DAC, 8.75%, 3/1/30, Callable
3/1/27 @ 104.38(b) 85,425
8,514,538
Health Care Providers & Services (0.0%
†
):
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
4/19/25 @ 102.19(b) 28,425
Hotels, Restaurants & Leisure (0.1%):
155,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 155,387
335,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 302,338
85,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 84,150
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 5/4/25 @ 102.69(b) 36,850
65,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) 64,431
115,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 112,844
390,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 389,025
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
5/5/25 @ 101.75(b) 115,719
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 150,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) $ 159,750
1,420,494
Independent Power and Renewable Electricity Producers
(0.0%
†
):
190,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 183,825
Industrial REITs (0.0%
†
):
110,000 Connect Finco SARL/Connect US Finco LLC, 9.00%,
9/15/29, Callable 9/15/26 @ 104.5(b) 100,100
Insurance (0.0%
†
):
35,000 Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(b) 37,319
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 198,027
235,346
Media (0.1%):
280,000 Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28, Callable 5/4/25 @ 101.25(b) 265,245
335,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable 5/4/25
@ 102.56(b) 292,090
557,335
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 4/22/25 @ 101.03^(b) 42,404
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 46,408
255,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 249,900
105,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 104,213
445,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 5/4/25
@ 103.25(b) 429,425
17,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 4/14/25 @ 101.72(b) 16,894
200,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 202,500
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,840
200,000 Ivanhoe Mines, Ltd., 7.88%, 1/23/30, Callable
1/23/27 @ 103.94(b) 201,250
70,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
5/4/25 @ 104(b) 69,037
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 109,450
85,000 New Gold, Inc., 6.88%, 4/1/32, Callable 4/1/28 @
103.44(b) 85,850
1,562,171
Oil, Gas & Consumable Fuels (1.1%):
100,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 96,000
430,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
5/4/25 @ 102.88(b) 224,675
150,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 150,187

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 440,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) $ 490,059
200,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 9/19/27
@ 103.1 201,000
185,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 184,538
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,443,750
151,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 138,354
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 4,157,400
625,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 550,000
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,523,395
5,000,000 Petroleos Mexicanos, 6.35%, 2/12/48 3,325,000
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 229,404
205,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 205,000
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 5/4/25
@ 101.72(b) 43,875
165,375 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
5/4/25 @ 100(b) 164,135
96,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 99,360
245,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 5/4/25
@ 102.56(b) 226,625
14,452,757
Passenger Airlines (0.0%
†
):
150,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 5/4/25 @
101.97^(b) 147,088
135,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 5/4/25 @
103.19^(b) 118,330
265,418
Pharmaceuticals (0.1%):
290,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
4/21/25 @ 100(b) 289,710
217,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 206,692
496,402
Software (0.0%
†
):
135,000 Elastic NV, 4.13%, 7/15/29, Callable 5/4/25 @
102.06(b) 126,382
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 5/4/25
@ 100(b) 56,325
175,000 Open Text Corp., 3.88%, 12/1/29, Callable 5/4/25
@ 101.94(b) 159,031
341,738
Sovereign Bond (0.3%):
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,173,625
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 184,873
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 157,197
3,515,695
Principal Amount Value
Yankee Debt Obligations, continued
Technology Hardware, Storage & Peripherals (0.0%
†
):
$ 75,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 $ 79,500
Transportation Infrastructure (0.0%
†
):
225,000 Seaspan Corp., 5.50%, 8/1/29, Callable 5/5/25 @
102.75(b) 205,031
Wireless Telecommunication Services (0.1%):
315,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 5/4/25 @ 102.56(b) 233,100
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 4/14/25 @ 102.08(b) 448,313
220,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 194,700
876,113
Total Yankee Debt Obligations (Cost $62,279,356) 58,598,677
U.S. Government Agency Mortgages (11.1%):
Federal National Mortgage Association (4.5%):
19,223 2.50%, 5/1/31, Pool #BC0919 18,410
26,113 2.50%, 8/1/31, Pool #BC2778 25,009
19,103 2.50%, 10/1/31, Pool #AS8010 18,193
135,495 2.50%, 1/1/32, Pool #BE3032 129,654
22,776 2.50%, 9/1/32, Pool #MA3124 21,649
11,450 3.00%, 3/1/33, Pool #BM4614 11,037
455,944 2.00%, 10/1/35, Pool #BK5705 415,479
13,149 1.50%, 11/1/35, Pool #FM4368 11,626
13,465 1.50%, 11/1/35, Pool #MA4178 11,908
13,665 1.50%, 12/1/35, Pool #FM4701 12,081
22,956 1.50%, 12/1/35, Pool #MA4205 20,302
428,813 1.50%, 1/1/36, Pool #MA4228 379,235
18,825 1.50%, 2/1/36, Pool #FM5367 16,620
20,965 1.50%, 2/1/36, Pool #MA4260 18,514
149,707 1.50%, 2/1/36, Pool #FM6507 132,198
15,340 1.50%, 3/1/36, Pool #FM6804 13,546
25,900 1.50%, 3/1/36, Pool #MA4278 22,871
25,271 1.50%, 3/1/36, Pool #BR4700 22,315
192,983 1.50%, 4/1/36, Pool #MA4302 170,409
26,094 1.50%, 4/1/36, Pool #FM6100 23,037
215,585 6.00%, 5/1/36, Pool #745512 224,718
27,492 1.50%, 5/1/36, Pool #BR1069 24,278
15,896 1.50%, 5/1/36, Pool #MA4328 14,036
274,121 2.00%, 6/1/36, Pool #BP3507 248,223
27,517 1.50%, 6/1/36, Pool #MA4359 24,299
28,738 1.50%, 6/1/36, Pool #BR2059 25,379
19,557 1.50%, 7/1/36, Pool #MA4382 17,269
1,019,316 2.00%, 7/1/36, Pool #MA4383 923,030
28,662 1.50%, 8/1/36, Pool #MA4402 25,171
29,684 1.50%, 9/1/36, Pool #MA4417 26,212
41,818 2.50%, 9/1/36, Pool #MA4419 38,866
1,632,683 2.50%, 11/1/36, Pool #CB2246 1,515,745
391,040 4.50%, 5/1/39, Pool #FM1194 394,393
33,782 2.50%, 3/1/40, Pool #FM2646 29,902
24,906 2.50%, 5/1/40, Pool #MA4016 22,053
142,781 2.00%, 10/1/40, Pool #FM4644 122,610
43,266 1.50%, 11/1/40, Pool #MA4175 34,849
133,311 2.50%, 11/1/40, Pool #FM9485 116,285
756,474 2.00%, 11/1/40, Pool #MA4176 652,265
43,403 1.50%, 12/1/40, Pool #MA4202 34,960
9,119 3.50%, 12/1/40, Pool #AH1556 8,469

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 15,424 2.00%, 12/1/40, Pool #MA4204 $ 13,299
52,661 2.00%, 12/1/40, Pool #FM5042 44,608
45,512 1.50%, 1/1/41, Pool #MA4231 36,659
108,268 2.50%, 2/1/41, Pool #MA4269 94,881
46,577 1.50%, 2/1/41, Pool #MA4266 38,320
16,462 2.00%, 2/1/41, Pool #MA4268 14,065
47,547 1.50%, 3/1/41, Pool #MA4286 39,117
16,848 2.00%, 3/1/41, Pool #MA4287 14,332
172,045 2.00%, 4/1/41, Pool #CB0116 144,831
101,262 2.50%, 4/1/41, Pool #MA4312 88,737
42,187 2.50%, 5/1/41, Pool #CB0469 36,890
18,060 2.00%, 6/1/41, Pool #MA4364 15,372
125,284 2.00%, 6/1/41, Pool #FM7891 105,467
149,652 2.50%, 7/1/41, Pool #CB1076 130,863
116,962 2.00%, 7/1/41, Pool #FM8066 99,492
70,111 2.50%, 7/1/41, Pool #CB2014 61,437
167,429 2.00%, 7/1/41, Pool #CB1069 140,918
257,780 2.00%, 7/1/41, Pool #CB1071 216,943
220,474 2.00%, 8/1/41, Pool #FM8393 187,544
159,586 2.00%, 8/1/41, Pool #FM8334 135,748
250,652 2.50%, 8/1/41, Pool #CB1342 219,176
18,573 2.00%, 8/1/41, Pool #FM8410 15,798
116,825 2.00%, 9/1/41, Pool #FM8862 99,362
123,390 2.50%, 9/1/41, Pool #FM8850 106,161
245,848 2.00%, 10/1/41, Pool #FM9396 209,088
142,645 2.50%, 10/1/41, Pool #CB1842 124,728
18,458 2.00%, 10/1/41, Pool #MA4446 15,702
69,385 2.00%, 10/1/41, Pool #BQ6615 59,019
97,096 2.50%, 11/1/41, Pool #MA4475 85,093
219,278 2.00%, 11/1/41, Pool #CB2110 190,846
70,006 2.00%, 11/1/41, Pool #BU6530 59,550
150,470 2.50%, 11/1/41, Pool #FM9558 131,848
313,717 2.00%, 11/1/41, Pool #BQ6743 266,836
272,182 2.00%, 11/1/41, Pool #FS0106 229,008
184,981 2.00%, 12/1/41, Pool #BU7091 157,344
3,981,730 2.00%, 5/1/42, Pool #FS4603 3,397,906
342,374 4.50%, 9/1/42, Pool #MA4766 336,681
25,090 4.00%, 10/1/43, Pool #BM1167 24,215
203,522 4.50%, 3/1/44, Pool #AV0957 200,170
125,523 4.50%, 7/1/44, Pool #AS3062 123,617
101,702 4.50%, 12/1/44, Pool #AS4176 100,180
60,369 4.00%, 5/1/45, Pool #AZ1207 57,586
34,683 4.00%, 6/1/45, Pool #AY8126 33,066
105,461 4.00%, 6/1/45, Pool #AY8096 100,600
18,821 4.00%, 12/1/45, Pool #AS6352 17,944
6,649 4.50%, 1/1/46, Pool #AY3890 6,465
47,013 4.00%, 2/1/46, Pool #BC1578 44,710
2,181 4.50%, 3/1/46, Pool #BC0287 2,155
47,940 4.50%, 3/1/46, Pool #BM4548 47,239
17,165 4.00%, 4/1/46, Pool #AS7024 16,444
178,932 4.00%, 4/1/46, Pool #AL8468 171,412
67,824 3.00%, 5/1/46, Pool #BC0887 60,566
14,553 4.50%, 6/1/46, Pool #BD1238 14,223
137,040 4.00%, 6/1/46, Pool #AL9282 130,331
67,557 4.00%, 7/1/46, Pool #BC1443 64,433
24,580 4.00%, 9/1/46, Pool #BD1489 23,378
79,641 4.00%, 9/1/46, Pool #BC2843 75,958
37,219 4.50%, 10/1/46, Pool #BE1671 36,237
73,910 4.00%, 10/1/46, Pool #BC4754 70,493
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 165,916 3.00%, 10/1/46, Pool #AL9371 $ 148,122
11,976 4.00%, 10/1/46, Pool #BD7599 11,390
46,995 4.50%, 11/1/46, Pool #BE2386 46,440
213,444 3.00%, 11/1/46, Pool #BC9026 190,601
205,401 3.00%, 11/1/46, Pool #AL9547 183,417
198,241 3.50%, 12/1/46, Pool #BC9077 181,725
4,395 4.50%, 12/1/46, Pool #BC9079 4,343
62,049 4.50%, 12/1/46, Pool #BE4488 61,316
594,560 3.50%, 12/1/46, Pool #BM5096 552,508
17,161 4.50%, 1/1/47, Pool #BE7087 16,733
26,754 4.50%, 1/1/47, Pool #BE6506 26,028
29,374 4.50%, 2/1/47, Pool #BE8498 29,000
273,842 4.00%, 2/1/47, Pool #AL9779 261,519
75,583 3.00%, 3/1/47, Pool #BM3114 67,477
44,448 2.50%, 3/1/47, Pool #FS0976 36,964
35,811 4.00%, 5/1/47, Pool #BM1277 33,917
5,402 4.50%, 6/1/47, Pool #BE9387 5,267
39,687 4.50%, 6/1/47, Pool #BE3663 38,697
4,864 4.00%, 6/1/47, Pool #BH4269 4,607
12,099 4.50%, 6/1/47, Pool #BH0561 11,772
31,875 4.50%, 7/1/47, Pool #BE3749 31,080
20,140 4.00%, 7/1/47, Pool #AS9968 19,075
38,455 4.00%, 4/1/48, Pool #BM3700 36,421
10,797 4.50%, 4/1/48, Pool #BJ5454 10,655
5,798 4.50%, 5/1/48, Pool #BJ5507 5,721
195,823 4.50%, 10/1/48, Pool #CA2432 190,810
226,648 4.50%, 12/1/48, Pool #CA2797 221,241
44,032 3.00%, 8/1/49, Pool #MA3744 38,496
130,875 4.50%, 9/1/49, Pool #FM1534 127,711
189,569 4.00%, 11/1/49, Pool #CA4628 178,887
141,218 3.00%, 1/1/50, Pool #MA3905 123,454
535,313 3.50%, 1/1/50, Pool #FS3728 498,353
103,051 3.00%, 1/1/50, Pool #CA5019 90,646
403,474 4.00%, 3/1/50, Pool #FM3663 380,145
107,248 3.00%, 4/1/50, Pool #MA3991 93,946
106,809 2.00%, 7/1/50, Pool #CA6275 86,180
72,608 2.00%, 7/1/50, Pool #FM3897 58,723
471,587 3.00%, 8/1/50, Pool #FM6118 414,013
100,000 3.00%, 8/1/50, Pool #CA6645 86,970
109,906 3.00%, 9/1/50, Pool #CA6998 96,502
41,319 3.00%, 9/1/50, Pool #FM4317 36,162
127,962 2.50%, 10/1/50, Pool #CA7229 108,302
108,211 2.00%, 10/1/50, Pool #CA7323 88,289
75,153 2.00%, 11/1/50, Pool #CA7616 60,613
40,141 3.00%, 11/1/50, Pool #MA4184 35,166
120,467 3.00%, 12/1/50, Pool #FM7827 105,408
370,170 3.00%, 12/1/50, Pool #MA4211 324,362
202,628 3.00%, 1/1/51, Pool #MA4239 177,509
174,398 2.50%, 1/1/51, Pool #FM5651 147,080
1,845,633 2.00%, 3/1/51, Pool #MA4281 1,474,832
1,801,668 2.00%, 4/1/51, Pool #MA4305 1,440,221
867,865 2.50%, 4/1/51, Pool #FM6540 739,188
486,632 3.00%, 5/1/51, Pool #CB0531 424,804
400,194 2.50%, 5/1/51, Pool #CB0388 336,334
390,989 2.50%, 5/1/51, Pool #MA4326 326,544
1,074,752 3.00%, 6/1/51, Pool #CB0850 941,211
39,523 2.00%, 7/1/51, Pool #BQ1010 31,839
18,917 2.00%, 7/1/51, Pool #BT1461 15,265
436,352 3.00%, 7/1/51, Pool #FM8077 380,926

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 85,865 2.50%, 8/1/51, Pool #MA4399 $ 71,632
415,367 2.00%, 10/1/51, Pool #CB1799 335,247
551,418 2.00%, 10/1/51, Pool #CB1801 444,944
816,560 2.50%, 10/1/51, Pool #MA4438 680,566
694,177 2.00%, 11/1/51, Pool #FM9568 562,470
327,526 2.50%, 11/1/51, Pool #FM9505 275,124
423,261 2.50%, 11/1/51, Pool #FM9517 355,560
439,673 2.00%, 11/1/51, Pool #FM9539 354,827
1,095,543 2.50%, 11/1/51, Pool #FM9501 923,777
667,392 2.50%, 11/1/51, Pool #MA4466 557,360
84,842 3.00%, 12/1/51, Pool #FM9777 74,411
294,843 2.50%, 12/1/51, Pool #CB2376 248,300
320,667 2.00%, 12/1/51, Pool #CB2350 258,362
910,080 2.00%, 12/1/51, Pool #CB2349 734,303
367,393 3.00%, 12/1/51, Pool #BT9503 319,161
239,026 2.00%, 12/1/51, Pool #CB2348 192,877
338,623 2.50%, 12/1/51, Pool #CB2321 284,488
310,252 2.50%, 12/1/51, Pool #CB2320 261,611
756,379 2.50%, 12/1/51, Pool #CB2289 635,439
224,603 3.00%, 1/1/52, Pool #CB2662 195,556
280,658 3.50%, 1/1/52, Pool #MA4514 255,776
129,278 2.50%, 1/1/52, Pool #MA4512 107,594
1,359,611 2.00%, 1/1/52, Pool #FS0286 1,097,020
77,844 3.50%, 1/1/52, Pool #CB2679 70,839
591,731 2.00%, 1/1/52, Pool #FS0288 475,102
779,205 3.00%, 2/1/52, Pool #FS0631 681,108
248,484 3.50%, 2/1/52, Pool #CB2906 224,753
188,709 2.00%, 2/1/52, Pool #CB2765 151,397
1,407,136 2.00%, 2/1/52, Pool #CB2842 1,126,201
566,108 3.00%, 3/1/52, Pool #BV0350 494,286
127,653 2.00%, 3/1/52, Pool #CB3155 102,056
351,254 3.50%, 3/1/52, Pool #CB3174 318,973
333,306 2.50%, 3/1/52, Pool #BV4139 280,065
601,753 4.00%, 4/1/52, Pool #FS1647 567,206
25,723 2.50%, 4/1/52, Pool #CB3356 21,471
224,999 3.00%, 6/1/52, Pool #FS8874 194,916
1,344,147 4.50%, 8/1/52, Pool #CB4387 1,290,473
– 3.50%, 9/1/52, Pool #FS9324 —
31,472 4.50%, 9/1/52, Pool #BW7712 30,163
42,178 5.00%, 10/1/52, Pool #CB4893 41,973
341,739 5.50%, 10/1/52, Pool #CB4843 342,128
207,846 4.50%, 10/1/52, Pool #BX0507 199,237
644,734 4.50%, 10/1/52, Pool #CB4891 617,604
240,237 5.00%, 11/1/52, Pool #FS3248 239,072
129,600 5.00%, 11/1/52, Pool #FS3295 128,207
417,073 5.00%, 11/1/52, Pool #CB5128 414,363
131,141 5.00%, 12/1/52, Pool #CB5273 130,504
300,205 5.00%, 12/1/52, Pool #MA4841 295,792
682,288 5.50%, 6/1/53, Pool #CB6527 688,745
261,933 6.00%, 6/1/53, Pool #CB6539 268,785
340,431 6.00%, 6/1/53, Pool #CB6538 349,847
1,476,762 5.50%, 4/1/54, Pool #CB8330 1,475,697
633,228 5.50%, 8/1/54, Pool #MA5444 632,454
197,212 5.50%, 9/1/54, Pool #CB9209 197,321
2,237,649 6.00%, 9/1/54, Pool #CB9216 2,279,670
1,800,000 6.00%, 4/25/55, TBA 1,828,406
825,000 3.50%, 4/25/55, TBA 743,789
800,000 6.50%, 4/25/55, TBA 825,000
250,000 2.50%, 4/25/55, TBA 207,695
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,925,000 2.00%, 4/25/55, TBA $ 1,528,270
2,300,000 6.00%, 5/25/55, TBA 2,335,937
450,000 2.50%, 5/25/55, TBA 373,781
6,050,000 2.00%, 5/25/55, TBA 4,806,914
62,903,728
Government National Mortgage Association (3.1%):
13,378 4.00%, 10/20/40, Pool #4833 12,822
40,442 4.00%, 1/20/41, Pool #4922 38,761
43,079 4.00%, 8/15/41, Pool #430354 41,592
467,239 4.00%, 1/20/42, Pool #5280 448,823
64,513 4.00%, 11/20/42, Pool #MA0535 62,050
152,866 3.00%, 12/20/42, Pool #AA5872 136,023
42,589 3.00%, 3/20/43, Pool #AD8812 38,304
18,943 3.50%, 3/20/43, Pool #AD8884 17,505
101,795 3.00%, 3/20/43, Pool #AA6146 91,932
7,677 3.50%, 4/20/43, Pool #AB9891 7,094
20,029 3.50%, 4/20/43, Pool #AD9075 18,508
40,561 4.00%, 5/20/46, Pool #MA3664 38,472
203,455 3.00%, 12/20/46, Pool #MA4126 183,065
34,871 4.00%, 1/15/47, Pool #AX5831 33,163
39,818 4.00%, 1/15/47, Pool #AX5857 38,115
288,108 3.00%, 1/20/47, Pool #MA4195 259,234
119,132 4.00%, 3/20/47, Pool #MA4322 113,214
20,243 4.00%, 4/20/47, Pool #MA4383 19,238
65,892 4.00%, 4/20/47, Pool #784303 62,094
68,336 4.00%, 4/20/47, Pool #784304 64,399
14,306 3.50%, 2/20/48, Pool #MA5019 13,170
11,601 4.00%, 4/20/48, Pool #BG7744 11,084
10,638 4.00%, 4/20/48, Pool #BG3507 10,163
2,646 3.50%, 12/20/49, Pool #BR8984 2,436
5,865 3.50%, 12/20/49, Pool #BR8985 5,391
2,571 3.50%, 12/20/49, Pool #BR8987 2,374
6,613,349 2.00%, 10/20/50, Pool #MA6930 5,413,449
6,752,564 2.00%, 11/20/50, Pool #MA6994 5,527,228
826,516 2.00%, 12/20/50, Pool #MA7051 675,166
1,015,494 2.00%, 1/20/51, Pool #MA7135 830,040
1,529,005 2.00%, 2/20/51, Pool #MA7192 1,249,747
926,815 2.50%, 7/20/51, Pool #MA7472 789,396
176,021 2.50%, 8/20/51, Pool #785575 149,188
154,739 2.50%, 9/20/51, Pool #785616 131,150
763,516 2.50%, 9/20/51, Pool #MA7589 650,187
209,615 2.50%, 12/20/51, Pool #785792 177,659
57,168 2.50%, 12/20/51, Pool #MA7767 48,679
936,978 2.50%, 1/20/52, Pool #MA7827 797,863
5,155,102 3.00%, 3/20/52, Pool #MA7937 4,563,948
893,583 2.50%, 5/20/52, Pool #MA8042 760,885
1,409,112 3.00%, 6/20/52, Pool #MA8098 1,247,242
5,531,328 2.50%, 6/20/52, Pool #MA8097 4,709,851
922,735 3.50%, 7/20/52, Pool #MA8149 846,871
2,141,608 3.50%, 9/20/52, Pool #MA8266 1,976,689
1,583,054 3.50%, 10/20/52, Pool #MA8345 1,452,931
1,135,441 4.00%, 10/20/52, Pool #MA8346 1,064,737
2,925,172 4.50%, 4/20/53, Pool #MA8799 2,808,515
755,701 5.00%, 9/20/53, Pool #MA9170 745,883
251,030 6.50%, 11/20/53, Pool #MA9307 258,161
440,271 3.50%, 5/20/54, Pool #MA9664 403,529
274,262 5.50%, 10/20/54, Pool #MA9965 274,964
1,443,063 5.00%, 10/20/54, Pool #MA9964 1,419,269
124,122 5.00%, 11/20/54, Pool #MB0025 122,075

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 99,782 5.50%, 12/20/54, Pool #MB0092 $ 100,009
24,946 5.50%, 1/20/55, Pool #MB0147 25,003
500,000 5.50%, 4/20/55, TBA 500,859
1,000,000 5.50%, 5/20/55, TBA 1,000,313
42,490,512
Federal Home Loan Mortgage Corporation (3.5%):
17,254 2.50%, 6/1/31, Pool #J34501 16,395
12,709 2.50%, 6/1/31, Pool #G18604 12,078
21,948 2.50%, 7/1/31, Pool #V61246 20,986
36,959 2.50%, 8/1/31, Pool #V61273 35,397
101,436 3.50%, 3/1/32, Pool #C91403 99,257
320,529 3.50%, 7/1/32, Pool #C91467 313,642
19,324 2.50%, 3/1/33, Pool #G18680 18,442
74,433 3.00%, 4/1/33, Pool #G18684 71,029
23,874 3.00%, 5/1/33, Pool #G16550 22,931
17,579 3.00%, 4/1/34, Pool #G16829 17,130
95,839 3.50%, 10/1/34, Pool #C91793 90,200
319,879 3.00%, 5/1/35, Pool #SB0836 304,790
2,375,574 2.00%, 6/1/35, Pool #QN2416 2,164,749
371,203 1.50%, 8/1/35, Pool #SB8066 328,306
448,695 1.50%, 11/1/35, Pool #SB8073 396,828
32,995 1.50%, 11/1/35, Pool #QN4142 29,182
13,662 1.50%, 12/1/35, Pool #SB8078 12,083
433,410 1.50%, 1/1/36, Pool #SB8083 383,301
24,524 1.50%, 2/1/36, Pool #SB8088 21,657
781,807 1.50%, 2/1/36, Pool #RC1756 690,374
15,587 1.50%, 3/1/36, Pool #SB8092 13,764
26,778 1.50%, 4/1/36, Pool #SB8097 23,646
27,892 1.50%, 6/1/36, Pool #SB8106 24,630
951,832 2.00%, 6/1/36, Pool #SB8107 865,256
2,491,572 2.50%, 7/1/36, Pool #SB0535 2,315,374
24,114 1.50%, 7/1/36, Pool #SB8110 21,294
17,049 1.50%, 8/1/36, Pool #SB8114 15,055
358,590 1.50%, 12/1/36, Pool #SB8131 314,908
724,001 2.50%, 3/1/37, Pool #RC2527 670,316
286,429 4.00%, 5/1/37, Pool #C91938 278,242
21,154 2.50%, 6/1/40, Pool #QK0306 18,457
128,963 4.00%, 11/1/40, Pool #A95150 123,380
28,147 1.50%, 12/1/40, Pool #RB5089 22,671
46,916 1.50%, 2/1/41, Pool #RB5099 38,598
47,700 1.50%, 3/1/41, Pool #RB5104 39,243
405,386 2.00%, 3/1/41, Pool #SC0136 341,342
47,279 1.50%, 4/1/41, Pool #RB5107 38,895
17,360 2.00%, 4/1/41, Pool #RB5108 14,767
17,935 2.00%, 7/1/41, Pool #RB5118 15,257
618,983 2.00%, 7/1/41, Pool #SC0162 521,014
76,520 2.50%, 10/1/41, Pool #RB5132 67,059
18,700 2.00%, 10/1/41, Pool #RB5131 15,907
141,510 2.00%, 11/1/41, Pool #QK1180 120,367
291,067 2.00%, 11/1/41, Pool #RB5135 247,593
146,510 2.50%, 1/1/42, Pool #RB5142 128,388
69,655 3.50%, 7/1/42, Pool #ZA1231 65,219
156,860 3.50%, 7/1/42, Pool #ZA1228 145,767
200,644 3.50%, 9/1/42, Pool #ZL3774 187,157
183,323 4.50%, 10/1/42, Pool #RB5189 180,274
62,945 3.50%, 11/1/42, Pool #ZL4397 58,492
120,781 4.50%, 12/1/42, Pool #RB5198 118,771
187,412 3.50%, 1/1/44, Pool #G60271 174,987
369,877 3.50%, 1/1/44, Pool #G07922 341,402
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 45,963 4.00%, 2/1/45, Pool #G07949 $ 44,557
43,251 3.50%, 11/1/45, Pool #Q37467 40,233
11,328 4.00%, 4/1/46, Pool #V82292 10,957
5,578 4.00%, 4/1/46, Pool #Q39975 5,366
89,732 3.50%, 9/1/46, Pool #Q43257 82,542
142,102 3.00%, 12/1/46, Pool #G60989 125,273
4,333 4.50%, 12/1/46, Pool #Q45028 4,274
3,355 4.50%, 1/1/47, Pool #Q45635 3,309
8,207 4.50%, 2/1/47, Pool #Q46222 8,024
406,896 2.50%, 4/1/47, Pool #SD0978 338,989
6,669 4.50%, 5/1/47, Pool #Q47942 6,520
15,501 4.50%, 5/1/47, Pool #Q47935 15,155
21,707 4.50%, 5/1/47, Pool #Q48095 21,222
172,491 4.00%, 6/1/47, Pool #Q48877 161,228
29,752 4.50%, 6/1/47, Pool #Q48759 29,088
13,044 4.50%, 7/1/47, Pool #Q49393 12,753
70,061 4.50%, 12/1/47, Pool #Q53017 67,661
11,022 4.00%, 2/1/48, Pool #Q54499 10,459
21,858 4.00%, 2/1/48, Pool #G61343 20,789
12,576 4.50%, 4/1/48, Pool #Q55500 12,239
12,797 4.50%, 4/1/48, Pool #Q55724 12,454
39,251 4.50%, 4/1/48, Pool #Q55660 38,199
80,013 4.00%, 5/1/48, Pool #Q55992 75,929
25,434 4.50%, 5/1/48, Pool #Q55839 24,754
114,684 4.00%, 6/1/48, Pool #G67713 107,166
37,590 4.00%, 7/1/48, Pool #Q59935 36,405
19,547 4.50%, 10/1/48, Pool #G67716 19,038
120,355 3.00%, 6/1/49, Pool #ZT2090 105,340
531,831 4.50%, 7/1/49, Pool #RA1171 519,122
12,715 3.00%, 10/1/49, Pool #SD8016 11,116
23,050 3.00%, 3/1/50, Pool #SD0517 20,150
123,067 3.00%, 4/1/50, Pool #QA9049 108,073
23,055 3.00%, 4/1/50, Pool #SD0516 20,244
288,880 2.00%, 6/1/50, Pool #RA2677 233,631
269,504 2.50%, 8/1/50, Pool #SD0430 226,742
26,156 3.00%, 11/1/50, Pool #SD8108 22,858
362,393 2.50%, 11/1/50, Pool #SD7530 306,930
216,793 3.00%, 12/1/50, Pool #SD8115 189,901
308,233 2.50%, 2/1/51, Pool #RA4575 259,064
1,830,011 2.50%, 2/1/51, Pool #SD7535 1,556,790
292,335 2.50%, 3/1/51, Pool #RA4749 245,668
4,352,411 1.50%, 4/1/51, Pool #SD8139 3,291,636
1,117,334 2.00%, 5/1/51, Pool #SD7541 900,991
1,799,680 2.50%, 5/1/51, Pool #SD7540 1,522,988
39,173 2.00%, 5/1/51, Pool #QC1514 31,609
65,250 3.00%, 5/1/51, Pool #RA5267 56,957
297,549 2.50%, 7/1/51, Pool #RA5574 250,560
23,541 2.00%, 7/1/51, Pool #QC4163 18,996
71,692 3.00%, 9/1/51, Pool #RA5901 62,576
393,716 3.00%, 9/1/51, Pool #QC7496 343,629
579,112 2.00%, 10/1/51, Pool #RA6076 466,533
373,756 3.00%, 10/1/51, Pool #QC9077 326,222
354,548 2.00%, 11/1/51, Pool #RA6302 285,169
369,035 3.00%, 11/1/51, Pool #QD1240 322,074
1,043,436 2.00%, 11/1/51, Pool #RA6241 840,541
82,845 3.00%, 11/1/51, Pool #RA6347 72,341
1,806,660 2.50%, 12/1/51, Pool #RA6435 1,521,398
540,171 2.50%, 12/1/51, Pool #RA6434 453,792
384,067 3.00%, 12/1/51, Pool #QD3200 335,199

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 128,736 2.50%, 12/1/51, Pool #SD8183 $ 107,176
407,713 2.00%, 12/1/51, Pool #RA6510 328,976
331,682 3.00%, 1/1/52, Pool #RA6604 289,539
232,338 3.00%, 1/1/52, Pool #QD5561 203,046
881,162 2.00%, 2/1/52, Pool #RA6824 710,071
889,780 2.00%, 2/1/52, Pool #SD8193 711,317
907,692 2.00%, 2/1/52, Pool #RA6823 730,898
106,791 2.00%, 3/1/52, Pool #SD8199 85,377
565,306 3.50%, 3/1/52, Pool #RA6949 511,246
216,201 3.00%, 3/1/52, Pool #SD2219 188,945
1,042,084 3.50%, 3/1/52, Pool #RA6987 948,729
165,659 3.50%, 4/1/52, Pool #SD0927 151,832
276,638 3.00%, 5/1/52, Pool #RA7375 241,529
49,332 2.00%, 6/1/52, Pool #SD1556 39,326
24,335 5.00%, 7/1/52, Pool #RA7617 23,970
24,998 3.00%, 8/1/52, Pool #RA7572 21,681
157,728 5.00%, 9/1/52, Pool #SD1572 156,962
644,514 4.00%, 10/1/52, Pool #SD1772 609,335
261,628 5.00%, 11/1/52, Pool #SD1862 259,021
585,821 5.00%, 12/1/52, Pool #SD1924 582,811
1,762,989 5.50%, 5/1/53, Pool #RA9058 1,783,858
887,161 5.50%, 6/1/53, Pool #RA9161 895,544
183,977 6.00%, 6/1/53, Pool #RA9278 188,823
183,647 6.00%, 6/1/53, Pool #RA9277 188,451
217,272 6.00%, 6/1/53, Pool #RA9276 223,279
740,971 5.50%, 3/1/54, Pool #RJ1067 740,067
572,447 6.00%, 4/1/54, Pool #SD7569 589,729
757,013 6.00%, 5/1/54, Pool #SD7570 776,822
1,037,135 6.50%, 6/1/54, Pool #SD5521 1,090,352
594,587 5.00%, 6/1/54, Pool #SD8437 582,758
1,210,893 6.50%, 9/1/54, Pool #SD6620 1,268,220
381,478 6.00%, 9/1/54, Pool #SD6419 394,778
95,363 6.00%, 9/1/54, Pool #SD7574 97,880
947,692 5.50%, 11/1/54, Pool #QJ8957 946,751
395,788 6.00%, 11/1/54, Pool #RJ2748 407,015
400,035 5.50%, 1/1/55, Pool #SL0307 404,975
447,581 6.50%, 3/1/55, Pool #RJ3704 467,615
418,404 6.50%, 3/1/55, Pool #RJ3703 438,191
135,078 6.50%, 3/1/55, Pool #RJ3700 143,423
764,818 6.00%, 3/1/55, Pool #RJ3645 786,540
48,196,530
Total U.S. Government Agency Mortgages (Cost $161,299,128) 153,590,770
U.S. Treasury Obligations (22.1%):
U.S. Treasury Bonds (8.1%):
32,428,000 1.75%, 8/15/41 21,969,970
3,796,700 3.38%, 8/15/42 3,254,484
2,906,000 1.88%, 11/15/51 1,670,950
7,300,000 2.25%, 2/15/52 4,603,563
3,500,000 2.88%, 5/15/52 2,540,781
15,000,000 3.63%, 2/15/53 12,635,156
27,993,000 4.13%, 8/15/53 25,797,299
4,200,000 4.25%, 2/15/54 3,957,844
27,400,000 4.63%, 5/15/54 27,494,188
6,100,000 4.25%, 8/15/54 5,758,781
2,430,000 4.63%, 2/15/55 2,446,706
112,129,722
U.S. Treasury Notes (14.0%):
4,200,000 4.25%, 6/30/29 4,251,187
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 25,300,000 4.25%, 2/28/31 $ 25,592,531
33,400,000 4.13%, 11/30/31 33,504,375
6,500,000 4.50%, 12/31/31 6,663,516
19,672,000 2.88%, 5/15/32 18,199,674
4,664,000 4.13%, 11/15/32 4,671,288
32,000,000 3.50%, 2/15/33 30,650,000
3,077,000 3.38%, 5/15/33 2,914,496
6,986,000 3.88%, 8/15/33 6,846,280
7,400,000 4.00%, 2/15/34 7,300,562
49,300,000 3.88%, 8/15/34 48,052,094
4,000,000 4.25%, 11/15/34 4,012,500
192,658,503
Total U.S. Treasury Obligations (Cost $324,324,485) 304,788,225
Shares
Unaffiliated Investment Companies (0.7%):
Money Market Funds (0.7%):
3,019,261 BlackRock Liquidity FedFund, Institutional Class,
4.80%(e)(f) 3,019,261
6,179,734 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(f) 6,179,734
Total Unaffiliated Investment Companies (Cost $9,198,995) 9,198,995
Total Investment Securities
(Cost $1,319,907,336 ) — 100.9% 1,390,882,82 3
Net other assets (liabilities) — (0.9)% (11,883,67 2)
Net Assets — 100.0% $ 1,378,999,151

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in Kind
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
+ This security, in part or entirely, represents an unfunded loan commitment.
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $2,892,303.
(a) Security was valued using significant unobservable inputs as of March 31, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2025.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(f) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 4 $ 1,130,650 $ (6,529)
$ (6,529)

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (0.4%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ 474
Health Care Providers & Services (0.0%
†
):
4,657 Cano Health LLC* 58,212
Oil, Gas & Consumable Fuels (0.4%):
5,889 Sanchez Energy Corp.*(a)(b) 514,372
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(b) —
Total Common Stocks (Cost $234,326) 573,058
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health, Inc., 12/30/28* 632
Total Warrant (Cost $5,000) 632
Principal Amount
Asset Backed Securities (2.9%):
$ 239,012 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(a) 243,423
239,012 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(a) 244,454
248,450 AASET 2025-1, Class A, Series 2025-1A, 5.94%,
2/16/50(a) 250,575
78,031 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(a) 74,408
6,342 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(a) 6,269
80,397 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(a) 70,580
55,401 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(a) 50,179
248,716 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(a) 251,431
205,553 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(a)(c) 205,620
78,294 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(a) 77,255
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(a) 150,115
60,584 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(a) 58,649
48,375 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 5/20/25 @ 100(a) 46,339
250,000 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(a) 250,988
100,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(a) 101,440
138,883 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(a) 133,484
97,764 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(a) 93,746
75,000 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(a) 75,484
Principal Amount Value
Asset Backed Securities, continued
$ 139,283 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(a) $ 131,279
142,590 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(a) 130,107
264,568 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(a) 255,662
57,855 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(a) 57,278
85,785 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(a) 87,156
121,695 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(a) 119,812
164,588 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(a) 166,051
116,708 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(a) 114,938
97,755 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 99,413
234,202 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(a)(c) 231,860
229,024 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(a) 230,858
Total Asset Backed Securities (Cost $4,083,446) 4,008,853
Collateralized Mortgage Obligations (7.2%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.64%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(a) 249,745
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
5.69%(TSFR3M+140bps), 7/20/34, Callable
4/20/25 @ 100(a) 273,180
150,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.49%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(a) 148,649
101,587 Ares LVIII CLO, Ltd., Class A1R2, Series
2020-58A(TSFR3M+124bps), 4/15/38(a) 101,542
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
5.63%(TSFR3M+133bps), 1/15/35(a) 407,597
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.66%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(a) 249,991
250,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.64%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(a) 250,690
250,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.60%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(a) 250,038
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.60%(TSFR3M+131bps), 4/20/34, Callable
4/20/25 @ 100(a) 335,843
264,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.65%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(a) 264,403
100,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.46%(TSFR3M+120bps), 1/25/38(a) 99,744

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.61%(TSFR3M+132bps), 4/20/35, Callable
4/20/25 @ 100(a) $ 386,389
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 5.72%(TSFR3M+143bps), 10/20/34, Callable
4/20/25 @ 100(a) 328,025
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
5.59%(TSFR3M+130bps), 4/20/35, Callable
4/20/25 @ 100(a) 249,419
378,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.68%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(a) 378,554
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.81%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(a) 250,367
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 5.81%(TSFR3M+151bps), 1/15/34, Callable
4/15/25 @ 100(a) 250,042
227,231 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
5.66%(TSFR3M+134bps), 11/16/34, Callable
5/16/25 @ 100(a) 227,231
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.65%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(a) 249,983
250,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.77%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(a) 249,841
150,000 Flatiron RR CLO 30, Ltd., Class A1, Series
2025-30A(TSFR3M+116bps), 4/15/38(a) 150,000
250,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.47%(TSFR3M+118bps), 1/25/38(a) 250,140
250,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.90%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(a) 249,034
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
5.68%(TSFR3M+139bps), 10/22/34, Callable
4/22/25 @ 100(a) 250,063
356,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
5.63%(TSFR3M+133bps), 4/15/35, Callable
4/15/25 @ 100(a) 354,759
250,000 Lakeside Park CLO, Ltd., Class A, Series
2025-1A(TSFR3M+115bps), 4/15/38(a) 249,889
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 5.65%(TSFR3M+136bps), 1/22/35,
Callable 4/22/25 @ 100(a) 368,452
100,000 Magnetite Xlv, Ltd., Class A1, Series
2025-45A(TSFR3M+115bps), 4/15/38(a) 99,911
250,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.42%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(a) 248,684
250,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.54%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(a) 249,728
400,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
6.14%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(a) 400,029
107,000 Morgan Stanley Eaton Vance CLO, Ltd., Class A1,
Series 2025-21A(TSFR3M+117bps), 4/15/38(a) 106,573
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.58%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(a) $ 249,857
250,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.46%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(a) 248,875
250,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 5.12%(TSFR3M+80bps), 2/15/33(a) 249,453
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
5.64%(TSFR3M+134bps), 1/15/37, Callable
4/15/25 @ 100(a) 419,374
296,184 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.63%(TSFR3M+134bps), 4/20/33, Callable
4/20/25 @ 100(a) 296,228
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.59%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(a) 250,122
Total Collateralized Mortgage Obligations (Cost $9,901,002) 9,892,444
Collateralized Mortgage Backed Securities (5.0%):
212,504 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(a) 200,176
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(a) 93,557
205,868 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 5.47%(TSFR1M+115bps),
1/15/39(a) 204,651
90,691 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 6.47%(TSFR1M+215bps),
1/15/39(a) 89,756
94,883 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.66%(TSFR1M+134bps), 3/15/41(a) 94,718
100,000 BMP, Class A, Series 2024-MF23,
5.69%(TSFR1M+137bps), 6/15/41(a) 99,779
100,000 BMP, Class B, Series 2024-MF23,
5.96%(TSFR1M+164bps), 6/15/41(a) 99,777
197,000 BPR Trust, Class B, Series 2022-OANA,
6.77%(TSFR1M+245bps), 4/15/37(a) 196,949
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.67%(TSFR1M+135bps), 4/15/34(a) 263,183
30,007 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.61%(TSFR1M+129bps), 12/15/39(a) 29,972
97,201 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.11%(TSFR1M+179bps), 2/15/39(a) 97,206
134,636 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.96%(TSFR1M+164bps), 5/15/41(a) 134,641
135,109 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.76%(TSFR1M+144bps), 2/15/39(a) 135,215
71,601 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.08%(TSFR1M+176bps), 12/9/40(a) 71,653
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.96%(TSFR1M+264bps), 12/9/40(a) 71,649
86,470 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.26%(TSFR1M+194bps), 3/15/41(a) 86,441
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.97%(TSFR1M+165bps), 4/15/34(a) 173,912
86,470 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.01%(TSFR1M+169bps), 3/15/41(a) 86,442
121,100 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.63%(TSFR1M+131bps), 2/15/39(a) 120,731

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 121,100 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.88%(TSFR1M+156bps), 2/15/39(a) $ 120,730
121,100 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.28%(TSFR1M+196bps), 2/15/39(a) 120,686
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.37%(TSFR1M+105bps), 4/15/34(a) 186,615
195,000 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.76%(TSFR1M+144bps), 4/15/40(a) 194,756
273,246 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.71%(TSFR1M+139bps), 3/15/41(a) 273,360
71,601 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.51%(TSFR1M+219bps), 12/9/40(a) 71,651
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.27%(TSFR1M+195bps), 4/15/34(a) 182,701
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.53%(TSFR1M+121bps), 10/15/36(a) 99,000
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.73%(TSFR1M+141bps), 10/15/36(a) 98,941
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.38%(TSFR1M+206bps), 10/15/36(a) 300,115
32,200 BX Trust, Class C, Series 2022-IND,
6.61%(TSFR1M+229bps), 4/15/37(a) 32,231
27,300 BX Trust, Class D, Series 2022-IND,
7.16%(TSFR1M+284bps), 4/15/37(a) 27,336
84,528 BX Trust, Class C, Series 2024-CNYN,
6.26%(TSFR1M+194bps), 4/15/41(a) 84,408
84,528 BX Trust, Class B, Series 2024-CNYN,
6.01%(TSFR1M+169bps), 4/15/41(a) 84,470
169,057 BX Trust, Class A, Series 2024-CNYN,
5.76%(TSFR1M+144bps), 4/15/41(a) 169,192
99,000 BX Trust 2025-DIME, Class A, Series 2025-DIME,
5.47%(TSFR1M+115bps), 2/15/35(a) 98,392
38,000 BX Trust 2025-ROIC, Class B, Series 2025-ROIC,
5.71%(TSFR1M+139bps), 3/15/30(a) 37,668
53,000 BX Trust 2025-ROIC, Class C, Series 2025-ROIC,
5.86%(TSFR1M+154bps), 3/15/30(a) 52,537
256,000 BX Trust 2025-ROIC, Class A, Series 2025-ROIC,
5.46%(TSFR1M+114bps), 3/15/30(a) 253,425
45,920 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 45,160
137,000 CSMC Trust, Class D, Series 2017-PFHP,
6.62%(TSFR1M+230bps), 12/15/30(a) 125,778
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.45%, 1/15/41(a)(c) 101,895
86,615 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.13%(TSFR1M+181bps), 7/15/38(a) 86,565
116,930 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.68%(TSFR1M+236bps), 7/15/38(a) 116,862
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.58%(TSFR1M+126bps), 10/15/36(a) 99,002
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(a) 62,281
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(a) 47,699
70,000 Life Mortgage Trust, Class C, Series 2021-BMR,
5.53%(TSFR1M+121bps), 3/15/38(a) 69,341
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.86%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(a) 165,027
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.41%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(a) $ 177,511
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.83%(TSFR1M+151bps), 3/15/38(a) 69,125
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
6.18%(TSFR1M+186bps), 3/15/38(a) 68,611
80,000 OPEN Trust, Class B, Series 2023-AIR,
8.16%(TSFR1M+384bps), 11/15/40(a) 80,100
42,526 OPEN Trust, Class A, Series 2023-AIR,
7.41%(TSFR1M+309bps), 11/15/40(a) 42,568
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.32%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(a) 101,066
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.97%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(a) 51,881
88,071 SREIT
Trust,
Class D, Series 2021-MFP,
6.01%(TSFR1M+169bps), 11/15/38(a) 87,630
128,583 SREIT Trust, Class C, Series 2021-MFP,
5.76%(TSFR1M+144bps), 11/15/38(a) 127,940
106,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.56%(TSFR1M+124bps), 12/15/39(a) 105,788
100,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.31%(TSFR1M+199bps), 12/15/39(a) 100,132
100,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.91%(TSFR1M+159bps), 12/15/39(a) 99,925
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(a) 16,134
Total Collateralized Mortgage Backed Securities (Cost $7,020,145) 6,886,643
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30 9,113
Financial Services (0.0%
†
):
22,000 Global Payments, Inc., 1.50%, 3/1/31 20,623
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(a) 9,750
Independent Power and Renewable Electricity Producers
(0.0%
†
):
6,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 540
Media (0.1%):
35,662 EchoStar Corp., 3.88%, 11/30/30 39,416
Real Estate Management & Development (0.0%
†
):
32,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 29,835
Semiconductors & Semiconductor Equipment (0.0%
†
):
49,000 Wolfspeed, Inc., 1.88%, 12/1/29 10,869
Software (0.0%
†
):
6,000 BlackLine, Inc., 1.00%, 6/1/29(a) 5,876
Total Convertible Bonds (Cost $145,686) 126,022

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans (0.9%):
Automobile Components (0.0%
†
):
$ 9,922 Power Stop LLC Term 1Ln, 9.07% (Term
SOFR+475bps), 1/26/29(a) $ 9,147
20,000 Valvoline Term B 1Ln, 4.32% (Term SOFR+0bps),
3/19/32(a) 19,975
29,122
Building Products (0.0%
†
):
5,000 Eco Material Technologies Term 1Ln, 7.57% (Term
SOFR+325bps), 1/30/32(a) 4,978
Chemicals (0.0%
†
):
10,000 Hexion Term 1Ln, 8.45% (Term SOFR+400bps),
3/15/29(a) 9,700
15,000 Natgasoline Term B 1Ln, 9.82% (Term
SOFR+550bps), 3/25/30(a) 14,587
24,287
Commercial Services & Supplies (0.0%
†
):
5,000 Gfl Environmental Services Term B 1Ln, 6.82%
(Term SOFR+250bps), 3/3/32(a) 4,945
Construction Materials (0.0%
†
):
5,000 Kodiak Term B 1Ln, 8.07% (Term SOFR+375bps),
11/26/31(a) 4,793
Consumer Finance (0.0%
†
):
39,791 United Planet Fitness Term 1Ln, 8.32% (Term
SOFR+400bps), 12/30/26(a) 38,299
Consumer Staples Distribution & Retail (0.0%
†
):
25,000 TKC Holdings Term 1Ln, 16.33% (LIBOR+1200bps),
2/14/27(a) 23,125
Distributors (0.0%
†
):
39,495 US LBM Term B 1Ln, 8.30% (Term SOFR+375bps),
6/6/31(a) 38,566
Diversified Consumer Services (0.1%):
2,351 Ascend Learning Term 2Ln, 10.21% (Term
SOFR+575bps), 12/10/29(a) 2,335
72,750 Ascend Learning Term B 1Ln, 7.96% (Term
SOFR+300bps), 12/11/28(a) 71,801
5,000 Protective Industrial Products Term B 1Ln, 8.32%
(Term SOFR+400bps), 1/20/32(a) 4,800
4,988 Tripadvisor Term B 1Ln, 7.07% (Term
SOFR+275bps), 7/8/31(a) 4,889
4,988 White Capital Term B 1Ln, 7.57% (Term
SOFR+325bps), 10/19/29(a) 4,827
88,652
Energy Equipment & Services (0.1%):
5,000 Clarios Term, 7.07% (Term SOFR+275bps),
1/28/32(a) 4,919
40,000 New Fortress Energy, 9.82% (Term SOFR+550bps),
10/30/28(a) 34,200
39,119
Financial Services (0.1%):
15,000 Avalara Term B 1Ln, 4.32% (Term SOFR+0bps),
3/29/32(a) 14,929
29,925 Intrafi Term B 1Ln, 7.82% (Term SOFR+350bps),
7/31/31(a) 29,732
5,000 Level 3 Term B 1Ln, 8.57% (Term SOFR+425bps),
3/22/32(a) 4,933
Principal Amount Value
Bank Loans, continued
Financial Services, continued
$ 5,000 Sfr Term B14 1Ln, 9.82% (Term SOFR+550bps),
8/15/28(a) $ 4,472
49,128 Westinghouse Term B 1Ln, 6.59% (Term
SOFR+225bps), 1/20/31(a) 48,637
102,703
Food Products (0.0%
†
):
4,569 Sauer Brands Term B 1Ln, 7.57% (Term
SOFR+325bps), 2/19/32(a) 4,562
431 Sauer Brands Term DD 1Ln, 7.57% (Term
SOFR+325bps), 2/4/32+(a) 431
4,993
Health Care Providers & Services (0.0%
†
):
28,524 Cano Health Term 1Ln, 13.82% (Term
SOFR+950bps), 6/28/29(a) 25,956
4,987 Ensemble Health Term B 1Ln, 7.59% (Term
SOFR+300bps), 8/1/29(a) 4,979
30,935
Hotels, Restaurants & Leisure (0.0%
†
):
14,960 PF Changs Term B 1Ln, 10.57% (Term
SOFR+625bps), 3/1/26(a) 14,442
Household Durables (0.1%):
69,638 CSC ServiceWorks Term B 1Ln, 8.71% (Term
SOFR+400bps), 3/4/28(a) 58,679
29,998 Traeger Grills Term B 1Ln, 7.57% (Term
SOFR+325bps), 6/29/28(a) 27,294
4,987 Weber - Stephen Products Term B 1Ln, 8.57%
(Term SOFR+425bps), 10/30/27(a) 4,843
14,952 Weber - Stephen Products Term B 1Ln, 7.57%
(Term SOFR+325bps), 10/30/27(a) 14,442
105,258
Industrial Conglomerates (0.0%
†
):
9,875 Brandsafway Term B 1Ln, 9.07% (Term
SOFR+450bps), 8/1/30(a) 9,321
5,913 GrafTech Term, 4.32% (Term SOFR+0bps),
12/21/29+(a) 6,028
10,347 GrafTech Term, 10.32% (Term SOFR+600bps),
12/21/29(a) 10,548
25,897
Insurance (0.0%
†
):
19,949 Asurion Term B10 1Ln, 8.32% (Term
SOFR+400bps), 8/19/28(a) 19,725
Interactive Media & Services (0.0%
†
):
40,000 Constant Contact Term B 1Ln, 8.92% (Term
SOFR+400bps), 2/10/28(a) 37,270
IT Services (0.0%
†
):
4,569 Arxis Term B 1Ln, 7.07% (Term SOFR+275bps),
2/26/32(a) 4,504
431 Arxis Term B-DD 1Ln, 7.07% (Term SOFR+275bps),
1/30/32+(a) 425
20,000 Internet Brands Term B 1Ln, 8.57% (Term
SOFR+425bps), 12/31/31(a) 18,295
5,000 Kaseya Term B 1Ln, 7.57% (Term SOFR+325bps),
3/8/32(a) 4,978
28,202

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Machinery (0.1%):
$ 5,000 Barnes Group Term B 1Ln, 7.32% (Term
SOFR+300bps), 1/27/32(a) $ 4,963
50,000 DG Investment Intermediate Holdings 2 Inc Term
2Ln, 11.07% (Term SOFR+675bps), 3/31/29(a) 49,500
9,650 DG Investment Intermediate Holdings 2 Inc Term B
1Ln, 8.07% (Term SOFR+375bps), 3/31/28(a) 9,578
64,041
Media (0.1%):
19,503 ABG Intermediate Holdings 2 LLC, 6.59% (Term
SOFR+225bps), 12/21/28 19,280
9,974 Cast & Crew Term B Incr 1Ln, 8.07% (Term
SOFR+375bps), 12/30/28(a) 9,599
27,548 COX Media Group Term B2 1Ln, 7.82% (Term
SOFR+350bps), 6/18/29(a) 26,583
55,462
Metals & Mining (0.1%):
24,641 American Rock Salt Term 1Ln, 8.32% (Term
SOFR+400bps), 6/4/28(a) 20,132
4,264 American Rock Salt Term First Out DD TL 1Ln,
11.32% (Term SOFR+700bps), 6/12/28(a) 4,274
12,856 American Rock Salt Term First Out DD TL 1Ln,
11.32% (Term SOFR+700bps), 6/12/28+ 12,888
16,051 American Rock Salt Term First Out TL B 1Ln,
11.32% (Term SOFR+700bps), 6/12/28(a) 16,091
53,385
Multi-Utilities (0.0%
†
):
9,922 Club Car Term 1Ln, 8.32% (Term SOFR+400bps),
6/1/28(a) 8,974
Oil, Gas & Consumable Fuels (0.0%
†
):
5,000 CVR Energy Term B 1Ln, 8.32% (Term
SOFR+400bps), 12/30/27(a) 5,000
Passenger Airlines (0.0%
†
):
5,000 Vistajet Term B 1Ln, 8.07% (Term SOFR+375bps),
3/26/31(a) 4,963
Pharmaceuticals (0.1%):
70,000 Bausch Health Term B 1Ln, 10.57% (Term
SOFR+625bps), 9/25/30(a) 67,200
19,950 Lonza Specialty Ingredients Term B 1Ln, 8.25%
(Term SOFR+392.5bps), 7/3/28(a) 18,315
85,515
Semiconductors & Semiconductor Equipment (0.0%
†
):
23,333 Wolfspeed, Inc., 4.32%, 6/23/30+ 22,722
11,667 Wolfspeed, Inc. (Term SOFR + 0bps), 4.32%,
6/23/30, Callable 0 @ 109.88(a) 11,361
34,083
Software (0.1%):
5,000 Applied Systems Term 2Ln, 9.58% (Term
SOFR+450bps), 2/23/32(a) 5,103
47,806 AthenaHealth Group Term B 1Ln, 7.32% (Term
SOFR+300bps), 2/15/29(a) 47,134
35,000 Darktrace Term 1Ln, 7.57% (Term SOFR+325bps),
10/9/31(a) 34,606
10,000 Ellucian Term 2Ln, 4.32% (Term SOFR+0bps),
11/15/32(a) 10,133
1,243 Finastra CAN TL, 11.65% (Term SOFR+725bps),
9/13/29 1,242
Principal Amount Value
Bank Loans, continued
Software, continued
$ 53,207 Finastra US TL, 11.65% (Term SOFR+725bps),
9/13/29(a) $ 53,154
4,194 ION Analytics Term 1Ln, 8.07% (Term
SOFR+375bps), 2/16/28(a) 4,181
5,000 NCR Voyix Term 1Ln, 7.32% (Term SOFR+300bps),
9/30/31(a) 4,955
160,508
Technology Hardware, Storage & Peripherals (0.0%
†
):
30,000 SanDisk Term B 1Ln, 7.32% (Term SOFR+300bps),
2/23/32(a) 29,513
Textiles, Apparel & Luxury Goods (0.0%
†
):
9,847 Tory Burch Term B 1Ln, 7.57% (Term
SOFR+325bps), 4/16/28(a) 9,794
Total Bank Loans (Cost $1,184,789) 1,176,549
Corporate Bonds (26.2%):
Aerospace & Defense (0.6%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100 10,490
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 215,067
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 29,822
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 31,098
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 97,217
123,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 116,789
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 47,691
20,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 20,930
20,000 Moog, Inc., 4.25%, 12/15/27, Callable 5/4/25 @
101.06(a) 19,250
15,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(a) 16,519
65,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 5/4/25
@ 100 64,106
65,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 65,569
40,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(a) 39,250
773,798
Air Freight & Logistics (0.0%
†
):
30,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 4/11/25 @ 100(a) 29,963
30,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75(a) 30,000
59,963
Automobile Components (0.1%):
15,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(a) 15,188
15,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 13,575
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 5/4/25 @ 102.75(a) 13,500

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Automobile Components, continued
$ 20,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(a) $ 19,300
15,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(a) 15,187
76,750
Automobiles (0.0%
†
):
15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(a) 15,525
20,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
5/4/25 @ 102(a) 17,950
33,475
Banks (3.5%):
128,000 Bank of America Corp., 4.45%, 3/3/26 127,846
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 786,609
770,000 Citigroup, Inc., 4.30%, 11/20/26 766,229
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 147,300
20,000 Citigroup, Inc., 6.95% (H15T5Y), 12/31/99, Callable
2/15/30 @ 100 19,925
20,000 Citigroup, Inc., 7.12% (H15T5Y), 12/31/99, Callable
8/15/29 @ 100 20,475
20,000 Citigroup, Inc., 6.75% (H15T5Y), 12/31/99, Callable
2/15/30 @ 100 19,800
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 82,113
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 124,571
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,219,066
30,000 JPMorgan Chase & Co., 6.50% (H15T5Y), 12/31/99,
Callable 4/1/30 @ 100 30,713
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 440,128
925,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 910,402
20,000 Wells Fargo & Co., 7.63% (H15T5Y), 12/31/99,
Callable 9/15/28 @ 100 21,550
20,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 18,781
4,735,508
Beverages (0.0%
†
):
40,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
5/4/25 @ 101.56(a) 39,650
Biotechnology (0.3%):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,081
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 175,779
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 162,689
10,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 4/19/25 @ 100.97(a) 7,000
349,549
Broadline Retail (0.0%
†
):
15,000 Kohl's Corp., 4.25%, 7/17/25, Callable 5/4/25 @
100^ 14,794
Building Products (0.1%):
70,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 4/19/25 @ 100(a) 68,600
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 15,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(a) $ 13,410
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 14,747
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 8,534
20,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(a) 19,925
10,000 Specialty Building Products Holdings LLC/SBP
Finance Corp., 7.75%, 10/15/29, Callable 10/15/26
@ 103.88(a) 9,225
15,000 US Lbm Term B 1Ln, 0.00%, 6/6/31 13,804
148,245
Capital Markets (1.8%):
380,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 376,520
5,000 Bank of New York Mellon Corp. (The), 6.30%
(H15T5Y), 12/31/99, Callable 3/20/30 @ 100^ 5,100
20,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y), Callable 6/1/25 @ 100 19,950
15,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y), 12/31/99, Callable 12/1/30 @ 100 13,350
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 507,769
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 238,095
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 97,071
10,000 Goldman Sachs Group, Inc. (The), Series Y, 6.12%
(H15T10Y), 12/31/99, Callable 11/10/34 @ 100 9,750
20,000 Goldman Sachs Group, Inc. The, 6.85% (H15T5Y),
12/31/99, Callable 2/10/30 @ 100 20,020
20,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(a) 17,750
15,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(a) 11,363
965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,034,391
25,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(a) 24,500
52,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 52,593
15,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(a) 15,206
2,443,428
Chemicals (0.5%):
40,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(a) 40,400
15,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(a) 14,869
71,000 Celanese US Holdings LLC, 6.60%, 11/15/28,
Callable 10/15/28 @ 100 72,953
10,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 9,929
72,000 Celanese US Holdings LLC, 6.80%, 11/15/30,
Callable 9/15/30 @ 100 74,340
25,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38 24,293

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 42,000 Celanese US Holdings LLC, 6.95%, 11/15/33,
Callable 8/15/33 @ 100 $ 43,733
16,000 CF Industries, Inc., 4.95%, 6/1/43 13,917
45,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
4/14/25 @ 101.92(a) 41,400
73,867 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
5/4/25 @ 100(a) 66,296
20,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
5/4/25 @ 103.13(a) 19,250
15,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104(a) 12,937
20,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(a) 19,450
15,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(a) 15,713
15,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(a) 14,569
45,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/4/25 @ 101.22(a) 42,806
10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/4/25 @ 101.66(a) 9,650
15,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 13,144
35,000 Tronox, Inc., 4.63%, 3/15/29, Callable 5/4/25 @
101.16(a) 29,837
30,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
5/4/25 @ 102.81(a) 25,762
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(a) 14,962
620,210
Commercial Services & Supplies (0.3%):
15,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(a) 14,044
37,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
5/4/25 @ 102.31(a) 34,751
45,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
5/4/25 @ 100.83(a) 43,988
20,000 Aris Water Holdings LLC, 7.25%, 4/1/30, Callable
4/1/27 @ 103.63(a) 20,200
15,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(a) 15,094
30,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 31,762
10,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 10,050
20,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 21,000
20,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 21,725
20,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(a) 17,225
20,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
4/14/25 @ 101.72(a) 19,975
45,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25(a) 44,381
15,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100 12,888
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 20,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 5/4/25
@ 103.44(a) $ 19,800
25,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/4/25 @ 105.25(a) 24,750
30,000 Waste Management, Inc., 3.88%, 1/15/29, Callable
12/15/28 @ 100(a) 29,281
15,000 Waste Pro USA, Inc., 7.00%, 2/1/33, Callable
2/1/28 @ 103.5(a) 15,037
395,951
Communications Equipment (0.0%
†
):
30,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
4/14/25 @ 101.88(a) 27,450
Construction & Engineering (0.2%):
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 4/19/25 @
101.46(a) 23,312
70,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(a) 65,275
30,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
5/4/25 @ 101.13^(a) 28,050
20,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 5/4/25 @ 102.81(a) 19,200
20,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 4/14/25 @ 102.63(a) 18,050
15,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(a) 15,750
20,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 5/4/25 @ 104.13(a) 19,650
20,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
5/4/25 @ 101.38(a) 18,900
10,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(a) 10,075
218,262
Construction Materials (0.0%
†
):
15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(a) 15,375
20,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(a) 20,650
20,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(a) 19,150
55,175
Consumer Finance (1.7%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 388,771
19,000 Ally Financial, Inc., 5.54% (SOFRINDX), 1/17/31,
Callable 1/17/30 @ 100 18,867
55,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
12/31/99, Callable 5/15/26 @ 100 51,480
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 622,175
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 276,550
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 351,606
70,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
5/4/25 @ 100.88 67,025
45,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 39,544

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 $ 458,099
2,274,117
Consumer Staples Distribution & Retail (0.2%):
20,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 5/4/25
@ 101.16(a) 19,650
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 5/4/25
@ 100.88(a) 45,813
45,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 5/4/25 @ 101.25(a) 37,238
15,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(a) 15,319
20,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(a) 20,450
20,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 5/4/25 @ 102.13(a) 18,675
20,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(a) 19,825
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 73,442
20,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 5/4/25 @ 101.69(a) 19,600
10,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31^(a) 9,437
10,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(a) 10,362
20,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(a) 19,450
15,000 Walgreens Boots Alliance, Inc., 8.13%, 8/15/29,
Callable 8/15/26 @ 104.06^ 15,262
324,523
Containers & Packaging (0.2%):
40,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/4/25 @ 102(a) 34,000
20,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 20,225
20,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 17,300
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 5/4/25 @ 103.31(a) 15,037
50,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 5/4/25 @ 104.38(a) 50,563
20,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(a) 20,150
20,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(a) 18,300
25,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(a) 24,937
35,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 5/4/25
@ 102.5(a) 33,994
15,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 5/4/25 @ 103.06(a) 14,981
249,487
Distributors (0.0%
†
):
15,000 Saks Global Enterprises LLC, 11.00%, 12/15/29,
Callable 12/15/26 @ 105.5(a) 12,075
Principal Amount Value
Corporate Bonds, continued
Distributors, continued
$ 15,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) $ 15,300
27,375
Diversified Consumer Services (0.1%):
40,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 39,200
20,000 Sotheby's, 7.38%, 10/15/27, Callable 4/14/25 @
100(a) 19,425
15,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(a) 15,337
20,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(a) 19,175
93,137
Diversified REITs (0.5%):
15,000 BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27,
Callable 5/4/25 @ 100(a) 14,063
45,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(a) 42,188
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100^ 28,264
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 98,391
30,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(a) 31,762
331,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 329,678
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 96,911
641,257
Diversified Telecommunication Services (0.9%):
110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 108,019
70,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 64,569
15,000 Cogent Communications Group, Inc./Cogent
Communications Finance, Inc., 7.00%, 6/15/27,
Callable 4/14/25 @ 103.5(a) 15,056
25,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 4/14/25 @ 102.5(a) 23,344
122,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 109,766
15,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 5/4/25 @ 101.47(a) 14,944
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 4/14/25 @ 102.94 8,234
35,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(a) 36,838
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 263,519
91,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 88,757
64,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 60,398
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 96,805

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 $ 123,516
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 170,306
45,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(a) 45,788
1,229,859
Electric Utilities (0.6%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 5/4/25 @
101.06(a) 19,250
35,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 5/4/25 @
102.94(a) 33,600
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 120,272
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(a) 136,336
5,000 Edison International, 5.00% (H15T5Y), 12/31/99,
Callable 12/15/26 @ 100^ 4,536
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 106,374
15,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 4/19/25
@ 100.96 14,925
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 4/14/25
@ 100.84(a) 27,563
25,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(a) 22,150
20,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(a) 19,700
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 95,539
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 131,179
25,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(a) 24,062
17,701 Topaz Solar Farms LLC, 5.75%, 9/30/39(a) 17,059
70,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
4/14/25 @ 100(a) 68,863
25,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(a) 26,094
25,000 XPLR Infrastructure Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100^(a) 24,563
892,065
Electrical Equipment (0.1%):
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/23/29,
Callable 12/23/26 @ 104.94(a) 15,650
40,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
5/4/25 @ 102.06(a) 37,950
20,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(a) 20,075
73,675
Electronic Equipment, Instruments & Components (0.1%):
70,000 Coherent Corp., 5.00%, 12/15/29, Callable 5/4/25
@ 102.5(a) 66,675
Principal Amount Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components, continued
$ 15,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(a) $ 15,038
81,713
Energy Equipment & Services (0.0%
†
):
20,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(a) 20,350
15,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(a) 13,050
15,000 Summit Midstream Holdings LLC, 8.63%, 10/31/29,
Callable 7/31/26 @ 104.31(a) 15,244
20,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19(a) 19,575
68,219
Entertainment (0.0%
†
):
40,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 5/4/25 @
101.94(a) 36,350
Financial Services (1.9%):
10,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/4/25 @ 101.25(a) 9,175
20,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(a) 19,700
15,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(a) 14,756
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(a) 10,200
10,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(a) 9,925
224,000 Athene Global Funding, 5.34%, 1/15/27(a) 226,335
101,000 Athene Global Funding, 5.58%, 1/9/29(a) 103,172
15,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.25%, 1/15/30, Callable 1/15/26 @
104.13^(a) 14,662
150,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 158,895
15,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 14,512
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 21,875
20,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(a) 20,150
40,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
5/4/25 @ 103.19(a) 34,200
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 186,744
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 119,966
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 56,310
30,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(a) 29,962
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(a) 59,161
20,000 Focus Financial Partners LLC, 6.75%, 9/15/31,
Callable 9/15/27 @ 103.38(a) 19,600
10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(a) 10,400
15,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(a) 15,487

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 45,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
5/4/25 @ 101.69(a) $ 43,313
186,000 HPS Corporate Lending Fund, 5.45%, 1/14/28(a) 185,879
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
5/4/25 @ 102.81(a) 48,250
35,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 35,919
100,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 94,875
10,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(a) 9,937
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,443
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 14,807
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 77,669
20,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 5/4/25 @ 102.25(a) 18,875
30,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(a) 29,512
15,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(a) 15,844
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 5/4/25 @
102.38(a) 14,213
14,546 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(a) 16,182
35,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(a) 28,044
40,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
4/14/25 @ 101.81(a) 30,200
20,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
4/14/25 @ 101.88(a) 14,975
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 5/4/25 @ 100.83^ 22,531
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 16,688
20,000 MPT Operating Partnership LP/MPT Finance Corp.,
8.50%, 2/15/32, Callable 2/15/28 @ 104.25(a) 20,275
20,000 Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29,
Callable 8/1/26 @ 103.25(a) 20,250
55,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 5/4/25 @ 102.13(a) 50,669
10,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(a) 9,412
15,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(a) 14,925
15,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(a) 15,075
84,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(a) 84,612
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 80,086
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 201,746
45,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 5/4/25 @ 103(a) 38,925
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 15,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(a) $ 15,319
10,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(a) 9,975
15,000 Whp Term B 1Ln, 0.00%, 2/12/32(a) 14,897
50,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(a) 50,625
2,570,134
Food Products (0.4%):
15,000 Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28
@ 103.38(a) 14,738
88,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(a) 88,483
66,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(a) 66,209
55,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(a) 55,272
54,000 Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @
100(a) 54,143
100,000 Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @
100(a) 99,894
70,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 65,850
18,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(a) 16,200
45,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(a) 44,212
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(a) 14,662
20,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(a) 20,050
539,713
Ground Transportation (0.0%
†
):
20,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(a) 19,875
15,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 5/4/25
@ 101.16(a) 10,425
30,300
Health Care Equipment & Supplies (0.1%):
5,000 Insulet Corp., 6.50%, 4/1/33, Callable 4/1/28 @
103.25(a) 5,050
60,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
5/4/25 @ 101.94(a) 55,800
15,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(a) 15,112
15,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(a) 15,244
91,206
Health Care Providers & Services (1.3%):
30,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
4/14/25 @ 101.94(a) 28,093
10,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69(a) 9,975
20,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
5/4/25 @ 102.88(a) 18,500
630,000 Centene Corp., 4.63%, 12/15/29, Callable 5/4/25
@ 102.31 600,863
45,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 4/19/25 @ 101.41(a) 42,750

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 4/19/25 @ 101.5(a) $ 88,000
35,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(a) 34,387
20,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(a) 20,400
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 62,166
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,206
55,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 50,463
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 208,607
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 101,767
15,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 5/4/25
@ 102.25(a) 14,006
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 61,315
30,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(a) 32,625
20,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 20,200
5,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 5/4/25
@ 102.5(a) 1,300
15,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(a) 13,369
45,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 5/4/25 @ 101.03(a) 41,906
13,830 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
5/4/25 @ 100(a) 13,553
15,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38 15,000
20,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13(a) 19,450
20,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 19,750
125,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
5/4/25 @ 101.53 124,063
40,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
5/4/25 @ 102.19 37,400
20,000 Toledo Hospital (The), 6.02%, 11/15/48 17,954
10,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(a) 9,962
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
5/4/25 @ 100(a) 14,200
1,747,230
Health Care REITs (0.8%):
20,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(a) 18,800
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 89,330
350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 348,077
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 407,260
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 $ 200,100
1,063,567
Health Care Technology (0.0%
†
):
25,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 4/14/25 @ 102.44(a) 22,313
Hotel & Resort REITs (0.0%
†
):
35,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 33,600
40,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 33,050
66,650
Hotels, Restaurants & Leisure (0.3%):
6,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
4/14/25 @ 102.03(a) 6,045
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 4/14/25 @ 102.31(a) 59,475
5,000 Caesars Entertainment, Inc., 6.00%, 10/15/32,
Callable 10/15/27 @ 103^(a) 4,669
45,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(a) 45,169
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
5/4/25 @ 100(a) 9,750
45,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 5/4/25
@ 103.38(a) 38,925
75,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(a) 74,250
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 5.00%, 6/1/29, Callable
5/4/25 @ 102.5(a) 13,969
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(a) 14,831
20,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 5/4/25 @ 103.38(a) 19,175
25,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 24,875
15,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 5/4/25 @ 102.25^(a) 13,725
20,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(a) 19,575
20,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(a) 20,625
15,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 6.25%, 3/15/33, Callable 9/15/27 @
103.13(a) 14,550
70,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 65,187
444,795
Household Durables (0.1%):
20,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 5/4/25 @ 102.31(a) 17,900
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(a) 14,550

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 20,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) $ 17,950
15,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(a) 14,269
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(a) 15,563
15,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(a) 14,137
10,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100 9,712
15,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 14,550
20,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 19,325
30,000 Somnigroup International, Inc., 4.00%, 4/15/29,
Callable 5/4/25 @ 101(a) 27,788
15,000 Somnigroup International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(a) 13,106
30,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(a) 26,625
205,475
Household Products (0.0%
†
):
20,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(a) 17,800
Independent Power and Renewable Electricity Producers
(0.2%):
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(a) 262,729
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 4/14/25 @ 101.19(a) 19,300
15,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 5/4/25 @ 102.13(a) 13,200
15,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(a) 15,412
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 5/4/25
@ 102.25(a) 18,550
25,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
5/4/25 @ 101.47(a) 10,563
339,754
Industrial Conglomerates (0.1%):
50,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(a) 47,625
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(a) 15,357
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 5/4/25 @ 102.19(a) 14,081
77,063
Insurance (0.7%):
25,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(a) 25,938
20,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
5/4/25 @ 102.44(a) 18,750
15,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
5/4/25 @ 101.41(a) 14,925
20,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 21,250
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 20,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
5/4/25 @ 101.47(a) $ 19,100
340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(a) 310,064
160,000 Pacific LifeCorp, 5.13%, 1/30/43(a) 151,106
20,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 5/4/25
@ 102.19(a) 19,000
25,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 24,625
20,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(a) 19,825
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 272,233
896,816
Interactive Media & Services (0.0%
†
):
15,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(a) 14,944
IT Services (0.0%
†
):
15,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(a) 14,738
Leisure Products (0.0%
†
):
15,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(a) 15,337
10,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(a) 10,300
10,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(a) 10,275
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 5/4/25 @
101.47(a) 4,989
15,000 Mattel, Inc., 6.20%, 10/1/40 14,862
55,763
Life Sciences Tools & Services (0.0%
†
):
20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 4/19/25 @ 101.42(a) 19,075
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 5/4/25 @ 100.94(a) 13,800
32,875
Machinery (0.1%):
10,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(a) 10,300
20,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(a) 20,275
20,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(a) 20,275
35,000 GrafTech Finance, Inc., 4.63%, 12/23/29, Callable
4/14/25 @ 102.31(a) 23,975
20,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 5/4/25
@ 103.25(a) 18,400
20,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 5/4/25
@ 102.06(a) 18,825
20,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 5/4/25
@ 102.94(a) 18,800
15,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 5/4/25 @ 102(a) 13,875
144,725

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media (1.2%):
$ 45,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 5/4/25 @ 102.63(a) $ 16,200
10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 5/4/25
@ 101.06(a) 9,075
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 5/4/25
@ 101.53(a) 13,313
165,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 5/4/25 @ 102.38(a) 152,625
15,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(a) 13,144
68,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 70,229
16,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 12,951
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 144,436
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 48,402
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 66,184
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 189,523
25,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5(a) 25,687
15,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 5/4/25 @ 103.75(a) 12,375
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(a) 19,550
20,000 CMG Media Corp., 8.88%, 6/18/29, Callable
11/1/25 @ 104.44(a) 17,250
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(a) 94,250
70,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(a) 34,125
10,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 9,438
40,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 4/14/25
@ 101.84 28,400
45,000 DISH DBS Corp., 5.13%, 6/1/29 29,250
87,855 EchoStar Corp., 10.75%, 11/30/29, Callable
11/30/26 @ 105.38 92,138
41,465 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 37,474
30,000 Gray Media, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(a) 18,675
55,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(a) 47,300
350,000 Time Warner Cable LLC, 6.75%, 6/15/39 348,612
35,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 4/14/25 @ 101.66(a) 34,519
40,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(a) 40,100
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 15,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(a) $ 14,587
1,639,812
Metals & Mining (0.1%):
20,000 ATI, Inc., 4.88%, 10/1/29, Callable 4/19/25 @
102.44 19,050
10,000 Cleveland-Cliffs, Inc., 6.88%, 11/1/29, Callable
11/1/26 @ 103.44(a) 9,762
20,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(a) 19,300
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(a) 9,600
15,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
4/14/25 @ 102.06 13,912
15,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(a) 13,013
20,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) 20,325
104,962
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(a) 14,869
20,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(a) 20,000
34,869
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 55,901
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 222,212
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 48,068
270,280
Oil, Gas & Consumable Fuels (3.0%):
15,000 Aethon United BR LP/Aethon United Finance Corp.,
7.50%, 10/1/29, Callable 10/1/26 @ 103.75(a) 15,206
15,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(a) 14,963
25,000 APA Corp., 7.38%, 8/15/47(a) 26,232
15,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(a) 14,981
40,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(a) 40,650
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(a) 13,575
15,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(a) 15,244
10,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 5/4/25 @ 102.38(a) 9,250
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
5/4/25 @ 103(a) 14,775
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(a) 20,801
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(a) 56,617

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(a) $ 16,753
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(a) 31,683
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(a) 19,153
50,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
4/19/25 @ 102.25(a) 48,750
55,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(a) 55,448
15,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 4/19/25
@ 100.96(a) 13,913
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 60,271
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 92,284
20,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 5/4/25 @ 103.56(a) 19,900
30,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(a) 30,975
18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
4/14/25 @ 100.88 18,002
15,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
5/4/25 @ 102.06(a) 14,119
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 191,223
35,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(a) 36,853
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 358,630
65,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(a) 63,081
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 30,091
15,000 Expand Energy Corp, 4.75%, 2/1/32, Callable 2/1/27
@ 102.38 14,193
16,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27 16,320
25,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(a) 25,656
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 149,117
109,000 Hess Corp., 7.30%, 8/15/31 123,387
610,000 Hess Corp., 5.60%, 2/15/41 611,966
15,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(a) 15,319
30,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(a) 30,450
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(a) 19,700
15,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 103.81(a) 14,588
20,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(a) 19,750
10,000 Matador Resources Co., 6.25%, 4/15/33, Callable
4/15/28 @ 103.13(a) 9,750
408,000 Mesquite Energy, Inc., 7.25%, 12/31/99(a)(d) 6,120
20,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(a) 19,525
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 195,484
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 20,000 Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27
@ 103 $ 19,225
20,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(a) 20,150
20,000 Northern Oil & Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(a) 20,350
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 123,060
33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 32,654
40,000 ONEOK, Inc., 5.63%, 1/15/28, Callable 7/15/27 @
100(a) 40,379
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 33,443
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 65,755
30,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 5/4/25 @ 100 27,900
20,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(a) 17,500
20,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 5/4/25 @ 102.94(a) 19,700
30,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(a) 30,638
30,000 Plains All American Pipeline LP, 8.69% (TSFR3M),
Callable 5/4/25 @ 100 30,251
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 225,772
23,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(a) 23,575
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 5/4/25 @ 100 4,988
60,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 5/4/25 @ 100.98 59,775
20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 18,462
15,000 Transmontaigne Partners LLC, 8.50%, 6/15/30,
Callable 3/15/27 @ 104.25(a) 15,075
65,000 Venture Global LNG, Inc., 7.00%, 1/15/30, Callable
1/15/27 @ 103.5(a) 63,862
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 396,214
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 213,235
4,116,711
Paper & Forest Products (0.0%
†
):
15,000 Magnera Corp., 7.25%, 11/15/31, Callable 11/15/27
@ 103.63(a) 14,587
Passenger Airlines (0.0%
†
):
20,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
5/4/25 @ 103.63(a) 19,850
20,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(a) 20,250
15,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(a) 14,775

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines, continued
$ 10,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(a) $ 10,150
65,025
Personal Care Products (0.0%
†
):
15,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(a) 15,525
Professional Services (0.0%
†
):
15,000 ASGN, Inc., 4.63%, 5/15/28, Callable 5/4/25 @
101.52(a) 14,288
15,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(a) 15,150
29,438
Real Estate Management & Development (0.8%):
421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 398,042
288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 297,361
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 130,582
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 95,500
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 24,132
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 73,572
20,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
5/4/25 @ 102.38 17,900
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(a) 94,185
1,131,274
Retail REITs (0.8%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 104,529
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 21,790
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 378,466
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 205,873
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 387,533
1,098,191
Semiconductors & Semiconductor Equipment (0.7%):
35,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(a) 30,805
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(a) 500,725
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(a) 383,646
20,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
5/4/25 @ 100.97(a) 18,650
30,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 5/4/25 @
102.19 28,612
962,438
Software (0.2%):
10,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
5/4/25 @ 103.25(a) 9,350
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
4/14/25 @ 102(a) $ 18,806
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(a) 24,250
60,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(a) 59,775
10,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) 9,825
20,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 4/19/25
@ 100(a) 18,975
20,000 Gen Digital, Inc., 6.25%, 4/1/33, Callable 4/1/28 @
103.13(a) 19,825
20,000 McAfee Corp., 7.38%, 2/15/30, Callable 5/4/25 @
103.69(a) 17,650
25,000 SS&C Technologies, Inc., 6.50%, 6/1/32, Callable
6/1/27 @ 103.25(a) 25,219
15,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(a) 15,169
218,844
Specialized REITs (0.0%
†
):
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,082
21,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 20,965
38,047
Specialty Retail (0.4%):
20,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 5/4/25 @ 102.31(a) 18,675
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
5/4/25 @ 101.63(a) 8,250
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 46,107
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 192,964
60,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(a) 60,525
41,000 Carvana Co., 5.88%, 10/1/28, Callable 4/14/25 @
102.94(a) 37,310
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(a) 8,650
35,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(a) 36,050
20,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 5/4/25
@ 102(a) 16,600
15,000 Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable
7/15/26 @ 103.19(a) 15,000
15,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
4/14/25 @ 101.31(a) 10,275
20,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(a) 18,025
30,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(a) 20,212
20,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
5/4/25 @ 101.59(a) 18,900
30,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(a) 25,950
533,493

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.1%):
$ 10,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) $ 10,250
68,000 CommScope LLC, 4.75%, 9/1/29, Callable 5/4/25
@ 102.38(a) 60,350
10,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(a) 10,625
81,225
Textiles, Apparel & Luxury Goods (0.1%):
15,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(a) 13,125
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
5/4/25 @ 102.06(a) 18,350
20,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(a) 17,525
30,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 5/4/25 @ 102(a) 25,350
74,350
Tobacco (0.0%
†
):
15,000 Turning Point Brands, Inc., 7.63%, 3/15/32, Callable
3/15/28 @ 103.81(a) 15,525
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 288,846
15,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(a) 15,731
15,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(a) 15,563
10,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(a) 10,075
25,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 5/4/25 @ 101.5(a) 20,344
35,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(a) 34,956
385,515
Transportation Infrastructure (0.0%
†
):
10,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(a) 10,150
Wireless Telecommunication Services (0.5%):
90,000 Sprint Capital Corp., 6.88%, 11/15/28 95,850
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 4/14/25
@ 100.79 65,000
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 478,562
639,412
Total Corporate Bonds (Cost $37,751,611) 35,895,420
Yankee Debt Obligations (6.9%):
Aerospace & Defense (0.1%):
30,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 5/4/25
@ 101.5(a) 29,550
40,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(a) 39,700
15,000 Garda World Security Corp., 8.25%, 8/1/32, Callable
8/1/27 @ 104.13(a) 14,625
83,875
Principal Amount Value
Yankee Debt Obligations, continued
Air Freight & Logistics (0.0%
†
):
$ 15,000 Azorra Finance, Ltd., 7.75%, 4/15/30, Callable
10/15/26 @ 103.88(a) $ 14,831
Banks (1.7%):
270,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 268,018
129,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(a) 131,580
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(a) 187,120
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(a) 551,560
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 275,899
513,000 Societe Generale SA, 1.49% (H15T1Y), 12/14/26,
Callable 12/14/25 @ 100(a) 501,597
200,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(a) 202,500
32,000 UniCredit SpA, 5.86% (USISDA05), 6/19/32,
Callable 6/19/27 @ 100(a) 32,295
13,000 UniCredit SpA, 7.30% (USISDA05), 4/2/34, Callable
4/2/29 @ 100(a) 13,701
135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 128,684
2,292,954
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 5/4/25 @
102.38(a) 9,263
Capital Markets (0.7%):
680,000 Deutsche Bank AG, 4.50%, 4/1/25 679,701
15,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(a) 15,225
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(a) 300,639
995,565
Chemicals (0.1%):
55,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(a) 54,794
10,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(a) 10,738
15,000 SNF Group SACA, 3.13%, 3/15/27, Callable 5/4/25
@ 100.78(a) 14,324
79,856
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 15,450
Consumer Staples Distribution & Retail (0.4%):
550,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 472,362
131,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 132,929
605,291
Containers & Packaging (0.0%
†
):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 5/4/25 @ 100(a) 9,725

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Containers & Packaging, continued
$ 15,000 OI European Group BV, 4.75%, 2/15/30, Callable
5/4/25 @ 102.38(a) $ 13,706
30,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 5/4/25 @ 100(a) 29,634
53,065
Diversified Consumer Services (0.0%
†
):
20,000 Mclaren Finance PLC, 7.50%, 8/1/26, Callable
5/4/25 @ 101.88(a) 19,825
Diversified Telecommunication Services (0.2%):
30,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
5/4/25 @ 100(a) 8,813
100,000 Altice France SA, 5.13%, 1/15/29, Callable 5/4/25
@ 101.28(a) 79,000
40,000 Altice France SA, 5.13%, 7/15/29, Callable 5/4/25
@ 101.28(a) 31,450
30,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 4/14/25 @ 102(a) 28,480
20,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 5/4/25 @ 100(a) 17,425
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 19,935
45,000 Telecom Italia Capital SA, 6.00%, 9/30/34 43,381
228,484
Electrical Equipment (0.0%
†
):
30,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
5/4/25 @ 101(a) 27,837
Energy Equipment & Services (0.0%
†
):
20,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(a) 19,975
Financial Services (0.7%):
25,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(a) 24,688
21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable 4/8/25
@ 100^(a) 20,974
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 250,277
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 201,835
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 206,869
37,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(a) 37,041
25,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(a) 25,272
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(a) 30,850
10,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(a) 10,125
15,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/4/25 @ 104.19(a) 15,661
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(a) 5,163
10,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(a) 10,490
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(a) 24,875
25,000 Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28
@ 103.25 25,000
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 15,000 TrueNoord Capital DAC, 8.75%, 3/1/30, Callable
3/1/27 @ 104.38(a) $ 15,075
904,195
Health Care Providers & Services (0.0%
†
):
20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
4/19/25 @ 102.19(a) 18,950
Hotels, Restaurants & Leisure (0.3%):
50,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(a) 45,125
25,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(a) 26,094
15,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(a) 14,850
55,000 Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28
@ 103.06(a) 54,312
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 5/4/25 @ 102.69(a) 36,850
30,000 NCL Corp., Ltd., 6.75%, 2/1/32, Callable 2/1/28 @
103.38(a) 29,625
10,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(a) 9,913
20,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(a) 19,625
65,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(a) 64,837
15,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
5/5/25 @ 101.75(a) 15,094
30,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(a) 31,950
348,275
Independent Power and Renewable Electricity Producers
(0.1%):
95,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(a) 91,912
Industrial REITs (0.0%
†
):
20,000 Connect Finco SARL/Connect US Finco LLC, 9.00%,
9/15/29, Callable 9/15/26 @ 104.5(a) 18,200
Insurance (0.1%):
5,000 Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(a) 5,331
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(a) 198,027
203,358
Metals & Mining (0.1%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(a) 10,313
15,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(a) 14,887
55,000 ERO Copper Corp., 6.50%, 2/15/30, Callable 5/4/25
@ 103.25(a) 53,075
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(a) 4,840
10,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
5/4/25 @ 104(a) 9,863
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(a) 19,900

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 15,000 New Gold, Inc., 6.88%, 4/1/32, Callable 4/1/28 @
103.44(a) $ 15,150
128,028
Oil, Gas & Consumable Fuels (1.6%):
20,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(a) 19,200
75,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
5/4/25 @ 102.88(a) 39,188
20,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(a) 20,025
80,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(a) 89,102
30,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(a) 29,925
205,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 187,831
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 101,400
460,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 404,800
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,136,392
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(a) 10,000
20,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 5/4/25
@ 101.72(a) 19,500
23,625 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
5/4/25 @ 100(a) 23,448
40,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(a) 41,400
40,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 5/4/25
@ 102.56(a) 37,000
2,159,211
Passenger Airlines (0.0%
†
):
60,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 5/4/25 @
103.19(a) 52,591
Pharmaceuticals (0.1%):
40,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
4/21/25 @ 100(a) 39,960
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(a) 35,242
75,202
Software (0.1%):
20,000 Elastic NV, 4.13%, 7/15/29, Callable 5/4/25 @
102.06(a) 18,723
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 5/4/25
@ 100(a) 56,325
75,048
Sovereign Bond (0.3%):
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(a) 251,875
230,000 Saudi Government International Bond, 3.25%,
10/22/30(a) 212,604
464,479
Technology Hardware, Storage & Peripherals (0.0%
†
):
15,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 15,900
Principal Amount Value
Yankee Debt Obligations, continued
Transportation Infrastructure (0.0%
†
):
$ 35,000 Seaspan Corp., 5.50%, 8/1/29, Callable 5/5/25 @
102.75(a) $ 31,894
Wireless Telecommunication Services (0.3%):
50,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 5/4/25 @ 102.56(a) 37,000
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 4/14/25 @ 102.08(a) 313,819
40,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(a) 35,400
386,219
Total Yankee Debt Obligations (Cost $10,144,861) 9,419,733
U.S. Government Agency Mortgages (18.7%):
Government National Mortgage Association (4.4%):
2,273 5.00%, 6/15/34, Pool #629493 2,240
1,355 5.00%, 3/15/38, Pool #676766 1,378
1,259 5.00%, 4/15/38, Pool #672672 1,281
4,439 5.00%, 8/15/38, Pool #687818 4,514
35,910 5.00%, 1/15/39, Pool #705997 36,504
71,994 5.00%, 3/15/39, Pool #646746 73,189
471 5.00%, 3/15/39, Pool #697946 479
73,980 4.00%, 10/15/40, Pool #783143 71,456
20,067 4.00%, 10/20/40, Pool #4833 19,233
60,663 4.00%, 1/20/41, Pool #4922 58,141
166,592 4.50%, 3/20/41, Pool #4978 164,317
58,847 4.50%, 5/20/41, Pool #5055 58,043
122,207 4.00%, 5/20/41, Pool #5054 117,391
59,031 4.50%, 6/15/41, Pool #366975 57,722
39,066 4.50%, 6/20/41, Pool #5082 38,532
157,208 3.50%, 12/20/41, Pool #5258 147,107
276,097 4.00%, 1/20/42, Pool #5280 265,215
152,866 3.00%, 12/20/42, Pool #AA5872 136,023
98,742 3.00%, 12/20/42, Pool #MA0624 89,274
17,220 3.00%, 1/20/43, Pool #MA0698 15,721
215,105 3.50%, 2/20/43, Pool #MA0783 199,767
42,589 3.00%, 3/20/43, Pool #AD8812 38,304
28,415 3.50%, 3/20/43, Pool #AD8884 26,258
101,795 3.00%, 3/20/43, Pool #AA6146 91,932
30,044 3.50%, 4/20/43, Pool #AD9075 27,762
11,515 3.50%, 4/20/43, Pool #AB9891 10,640
2,488 4.00%, 7/20/44, Pool #MA2074 2,387
105,352 4.00%, 4/15/46, Pool #784232 100,414
15,975 3.50%, 7/20/46, Pool #784391 14,882
9,015 3.00%, 10/20/46, Pool #MA4003 8,092
472,047 3.00%, 12/20/46, Pool #MA4126 424,739
54,749 4.00%, 1/15/47, Pool #AX5857 52,409
47,947 4.00%, 1/15/47, Pool #AX5831 45,599
148,286 3.00%, 1/20/47, Pool #MA4195 133,425
89,945 3.00%, 2/20/47, Pool #MA4261 80,878
144,964 4.00%, 4/20/47, Pool #784303 136,608
150,339 4.00%, 4/20/47, Pool #784304 141,678
46,406 4.00%, 4/20/48, Pool #BG7744 44,337
42,552 4.00%, 4/20/48, Pool #BG3507 40,653
92,677 2.00%, 10/20/50, Pool #MA6930 75,862
255,804 2.00%, 11/20/50, Pool #MA6994 209,385
432,426 2.00%, 1/20/51, Pool #MA7135 353,455
243,152 2.00%, 2/20/51, Pool #MA7192 198,743
85,507 2.50%, 6/20/51, Pool #MA7418 72,882
376,541 2.50%, 8/20/51, Pool #MA7534 320,827

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 169,993 2.50%, 9/20/51, Pool #MA7589 $ 144,761
350,992 2.00%, 2/20/52, Pool #MA7880 286,359
400,294 2.50%, 2/20/52, Pool #MA7881 340,973
45,213 4.00%, 10/20/52, Pool #MA8346 42,398
639,881 4.50%, 4/20/53, Pool #MA8799 614,363
74,798 5.50%, 10/20/54, Pool #MA9965 74,989
24,946 5.50%, 1/20/55, Pool #MB0147 25,003
50,000 5.50%, 4/20/55, TBA 50,086
200,000 5.50%, 5/20/55, TBA 200,062
5,988,672
Federal Home Loan Mortgage Corporation (6.3%):
12,709 2.50%, 6/1/31, Pool #G18604 12,078
21,948 2.50%, 7/1/31, Pool #V61246 20,986
36,959 2.50%, 8/1/31, Pool #V61273 35,397
138,322 3.50%, 3/1/32, Pool #C91403 135,350
437,085 3.50%, 7/1/32, Pool #C91467 427,693
3,753 2.50%, 8/1/32, Pool #G18654 3,568
4,013 2.50%, 11/1/32, Pool #G18665 3,815
19,324 2.50%, 3/1/33, Pool #G18680 18,442
7,693 2.50%, 4/1/33, Pool #G18683 7,342
43,997 3.00%, 4/1/33, Pool #G18684 41,985
4,026 2.50%, 5/1/33, Pool #G18687 3,842
17,579 3.00%, 4/1/34, Pool #G16829 17,130
167,719 3.50%, 10/1/34, Pool #C91793 157,850
358,037 4.00%, 5/1/37, Pool #C91938 347,803
16,097 3.50%, 4/1/40, Pool #V81744 14,715
33,312 3.50%, 5/1/40, Pool #V81750 30,456
28,840 3.50%, 6/1/40, Pool #V81792 26,670
18,861 3.50%, 8/1/40, Pool #V81886 17,441
14,208 3.50%, 9/1/40, Pool #V81958 13,139
20,587 4.50%, 1/1/41, Pool #A96051 20,399
115,825 2.00%, 3/1/41, Pool #SC0136 97,527
21,157 4.50%, 3/1/41, Pool #A97673 20,905
17,360 2.00%, 4/1/41, Pool #RB5108 14,767
33,313 4.50%, 4/1/41, Pool #A97942 32,918
111,210 5.00%, 6/1/41, Pool #G06596 114,043
17,935 2.00%, 7/1/41, Pool #RB5118 15,257
18,700 2.00%, 10/1/41, Pool #RB5131 15,907
398,936 4.50%, 1/1/42, Pool #G60517 388,657
124,276 2.00%, 4/1/42, Pool #SC0481 107,696
58,698 3.00%, 12/1/42, Pool #C04320 53,716
14,791 4.00%, 5/1/43, Pool #Q18481 14,135
20,895 4.00%, 7/1/43, Pool #Q19597 19,969
20,916 4.00%, 10/1/43, Pool #Q22499 19,988
17,723 4.00%, 1/1/44, Pool #V80950 16,867
138,705 3.50%, 1/1/44, Pool #G07922 128,027
70,279 3.50%, 1/1/44, Pool #G60271 65,619
84,776 4.00%, 1/1/45, Pool #Q30720 80,562
68,944 4.00%, 2/1/45, Pool #G07949 66,836
34,088 3.50%, 3/1/45, Pool #Q32008 31,406
21,911 3.50%, 3/1/45, Pool #Q31974 20,187
15,807 3.50%, 3/1/45, Pool #Q32328 14,563
10,540 3.00%, 5/1/45, Pool #Q33468 9,587
88,505 3.50%, 5/1/45, Pool #Q33547 81,306
95,028 3.00%, 6/1/45, Pool #Q34156 85,771
106,202 3.50%, 6/1/45, Pool #Q34164 97,298
16,883 3.50%, 6/1/45, Pool #Q33791 15,511
8,481 3.00%, 7/1/45, Pool #Q34979 7,582
23,940 3.00%, 7/1/45, Pool #Q34759 21,609
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 43,760 4.00%, 8/1/45, Pool #Q35845 $ 42,300
7,081 4.00%, 9/1/45, Pool #Q37853 6,737
2,861 4.00%, 11/1/45, Pool #Q38812 2,699
129,745 3.50%, 11/1/45, Pool #Q37467 120,690
1,453 4.00%, 2/1/46, Pool #Q38879 1,410
7,698 4.00%, 2/1/46, Pool #Q38782 7,406
10,853 4.00%, 2/1/46, Pool #Q38783 10,291
21,210 4.00%, 4/1/46, Pool #V82292 20,516
5,577 4.00%, 4/1/46, Pool #Q39975 5,366
147,932 3.50%, 5/1/46, Pool #G60553 136,741
41,817 3.50%, 5/1/46, Pool #Q40647 38,241
49,477 3.50%, 5/1/46, Pool #G60603 45,521
134,597 3.50%, 9/1/46, Pool #Q43257 123,813
7,239 4.00%, 9/1/47, Pool #Q50433 6,975
13,814 4.00%, 10/1/47, Pool #Q51189 13,310
8,365 4.00%, 2/1/48, Pool #Q54192 7,938
98,535 4.00%, 5/1/48, Pool #Q55992 93,505
298,178 4.00%, 6/1/48, Pool #G67713 278,630
37,590 4.00%, 7/1/48, Pool #Q59935 36,405
242,554 2.50%, 8/1/50, Pool #SD0430 204,068
289,238 2.50%, 10/1/50, Pool #SD7525 244,903
422,791 2.50%, 11/1/50, Pool #SD7530 358,085
28,075 2.50%, 2/1/51, Pool #RA4575 23,596
33,273 2.50%, 2/1/51, Pool #SD7535 28,305
22,516 2.50%, 3/1/51, Pool #RA4749 18,922
316,159 1.50%, 4/1/51, Pool #QC0798 239,111
111,566 2.00%, 5/1/51, Pool #SD7541 89,964
537,666 3.00%, 5/1/51, Pool #QC1881 467,855
11,770 2.00%, 7/1/51, Pool #QC4163 9,498
118,115 3.00%, 9/1/51, Pool #QC7496 103,089
270,252 2.00%, 10/1/51, Pool #RA6076 217,715
157,577 2.00%, 11/1/51, Pool #RA6302 126,742
401,322 2.00%, 11/1/51, Pool #RA6241 323,285
163,085 2.00%, 12/1/51, Pool #RA6510 131,591
942,605 2.50%, 12/1/51, Pool #RA6435 793,773
247,553 2.00%, 2/1/52, Pool #RA6823 199,336
24,998 3.00%, 8/1/52, Pool #RA7572 21,681
76,819 5.50%, 9/1/52, Pool #SD1579 77,293
87,209 5.00%, 11/1/52, Pool #SD1862 86,340
91,592 6.00%, 4/1/54, Pool #SD7569 94,357
146,489 6.00%, 5/1/54, Pool #SD7570 150,322
33,456 6.50%, 6/1/54, Pool #SD5521 35,173
39,061 6.50%, 9/1/54, Pool #SD6620 40,910
95,369 6.00%, 9/1/54, Pool #SD6419 98,694
123,683 6.00%, 11/1/54, Pool #RJ2748 127,192
160,013 5.50%, 1/1/55, Pool #SL0307 161,990
74,887 3.50%, 3/1/55, Pool #SD8520 67,561
25,000 6.50%, 3/1/55, Pool #RJ3700 26,545
36,094 6.50%, 3/1/55, Pool #RJ3703 37,801
39,012 6.50%, 3/1/55, Pool #RJ3704 40,758
8,659,266
Federal National Mortgage Association (8.0%):
50,506 2.50%, 6/1/29, Pool #MA3734 48,716
32,965 2.50%, 9/1/31, Pool #AS8012 31,323
153,563 2.50%, 12/1/32, Pool #CA3748 145,962
1,376 4.50%, 7/1/33, Pool #729327 1,384
697 4.50%, 7/1/33, Pool #720240 700
1,583 4.50%, 8/1/33, Pool #729713 1,578
1,459 4.50%, 8/1/33, Pool #727160 1,467

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,155 4.50%, 8/1/33, Pool #727029 $ 1,161
6,054 4.50%, 8/1/33, Pool #726956 6,089
6,674 4.50%, 8/1/33, Pool #726928 6,714
2,993 4.50%, 8/1/33, Pool #723124 3,011
9,144 4.50%, 8/1/33, Pool #729380 9,198
9,577 4.50%, 9/1/33, Pool #727147 9,634
3,560 4.50%, 9/1/33, Pool #734922 3,581
15,735 4.50%, 12/1/33, Pool #AL5321 15,827
60,362 3.50%, 8/1/34, Pool #CA4090 59,091
11,471 6.00%, 10/1/34, Pool #AL2130 11,844
39,390 3.50%, 2/1/35, Pool #CA5291 37,922
23,953 4.50%, 9/1/35, Pool #AB8198 24,083
140,291 2.00%, 10/1/35, Pool #BK5705 127,840
215,585 6.00%, 5/1/36, Pool #745512 224,718
109,347 6.00%, 1/1/37, Pool #932030 113,216
20,620 6.00%, 3/1/37, Pool #889506 21,346
30,549 6.00%, 1/1/38, Pool #889371 31,909
11,130 6.00%, 3/1/38, Pool #889219 11,504
4,883 6.00%, 7/1/38, Pool #889733 5,047
27,426 4.50%, 3/1/39, Pool #AB0051 27,587
143,864 4.50%, 4/1/39, Pool #AB0043 144,720
118,321 2.50%, 8/1/39, Pool #MA3761 104,319
13,989 4.50%, 11/1/39, Pool #AC5442 13,858
42,931 6.00%, 5/1/40, Pool #AL2129 44,364
40,795 2.00%, 10/1/40, Pool #FM4644 35,032
104,209 2.00%, 11/1/40, Pool #MA4176 89,854
15,423 2.00%, 12/1/40, Pool #MA4204 13,299
16,462 2.00%, 2/1/41, Pool #MA4268 14,065
20,917 4.50%, 2/1/41, Pool #AH5580 20,723
16,848 2.00%, 3/1/41, Pool #MA4287 14,332
49,156 2.00%, 4/1/41, Pool #CB0116 41,381
18,060 2.00%, 6/1/41, Pool #MA4364 15,372
35,795 2.00%, 6/1/41, Pool #FM7891 30,133
138,859 2.00%, 10/1/41, Pool #MA4446 118,122
388,532 1.50%, 11/1/41, Pool #MA4473 319,616
2,761 6.00%, 1/1/42, Pool #AL2128 2,770
707,674 2.00%, 5/1/42, Pool #FS4603 603,910
109,482 2.50%, 2/1/43, Pool #AB8465 95,129
116,095 4.50%, 3/1/44, Pool #AL5082 114,376
35,337 3.00%, 5/1/45, Pool #AS4972 31,661
22,624 5.00%, 6/1/45, Pool #AZ3448 23,229
28,498 3.00%, 8/1/45, Pool #AZ8288 25,621
9,413 3.00%, 8/1/45, Pool #AZ3728 8,463
81,356 3.00%, 8/1/45, Pool #AS5634 73,139
27,085 4.50%, 2/1/46, Pool #BM5199 26,631
23,711 4.50%, 8/1/46, Pool #AL9111 23,327
314,994 4.50%, 2/1/47, Pool #AL9846 309,999
23,033 3.00%, 5/1/49, Pool #MA3670 20,137
88,681 3.50%, 1/1/50, Pool #FS3728 82,559
169,377 1.50%, 12/1/50, Pool #CA8005 128,151
384,577 2.00%, 4/1/51, Pool #MA4305 307,424
216,966 2.50%, 4/1/51, Pool #FM6540 184,797
57,427 2.50%, 5/1/51, Pool #MA4326 47,962
54,149 2.50%, 5/1/51, Pool #CB0388 45,508
405,621 1.50%, 6/1/51, Pool #MA4354 306,754
429,901 3.00%, 6/1/51, Pool #CB0850 376,484
9,458 2.00%, 7/1/51, Pool #BT1461 7,632
73,107 3.00%, 8/1/51, Pool #FM9973 64,220
275,709 2.00%, 10/1/51, Pool #CB1801 222,472
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 207,683 2.00%, 10/1/51, Pool #CB1799 $ 167,623
181,934 2.00%, 11/1/51, Pool #FM9539 146,825
626,020 2.50%, 11/1/51, Pool #FM9501 527,869
165,706 3.00%, 11/1/51, Pool #CB2164 145,564
121,794 3.00%, 11/1/51, Pool #FM9632 106,948
287,246 2.00%, 11/1/51, Pool #FM9568 232,746
79,676 2.00%, 12/1/51, Pool #CB2348 64,293
52,545 3.00%, 12/1/51, Pool #CB2420 46,157
81,643 3.00%, 12/1/51, Pool #BT9503 70,925
155,126 2.50%, 12/1/51, Pool #CB2320 130,805
455,039 2.00%, 12/1/51, Pool #CB2349 367,151
120,250 2.00%, 12/1/51, Pool #CB2350 96,886
110,566 2.50%, 12/1/51, Pool #CB2376 93,113
736,457 2.00%, 1/1/52, Pool #FS0286 594,220
535,037 2.00%, 2/1/52, Pool #CB2842 428,217
50,000 3.00%, 6/1/52, Pool #FS8874 43,315
120,613 5.50%, 10/1/52, Pool #CB4843 120,750
80,079 5.00%, 11/1/52, Pool #FS3248 79,691
43,200 5.00%, 11/1/52, Pool #FS3295 42,736
166,829 5.00%, 11/1/52, Pool #CB5128 165,745
85,108 6.00%, 6/1/53, Pool #CB6538 87,462
85,286 5.50%, 6/1/53, Pool #CB6527 86,093
40,322 5.50%, 6/1/53, Pool #CB6642 40,740
260,558 5.50%, 7/1/53, Pool #CB6673 263,138
136,352 5.50%, 8/1/53, Pool #CB6911 137,765
128,376 6.50%, 9/1/53, Pool #CB7134 134,303
126,839 6.50%, 11/1/53, Pool #CB7520 132,328
200,000 5.50%, 3/25/55, TBA 199,777
75,000 3.50%, 4/25/55, TBA 67,617
325,000 6.00%, 4/25/55, TBA 330,129
300,000 6.50%, 4/25/55, TBA 309,375
50,000 2.00%, 4/25/55, TBA 39,695
350,000 6.00%, 5/25/55, TBA 355,469
50,000 2.00%, 5/25/55, TBA 39,726
11,029,193
Total U.S. Government Agency Mortgages (Cost $28,180,277) 25,677,131
U.S. Treasury Obligations (32.5%):
U.S. Treasury Bonds (13.6%):
3,103,000 1.75%, 8/15/41 2,102,282
1,464,000 2.00%, 8/15/51 871,766
5,300,000 3.63%, 2/15/53 4,464,422
700,000 3.63%, 5/15/53 589,750
8,364,000 4.13%, 8/15/53 7,707,949
950,000 4.25%, 2/15/54 895,227
1,700,000 4.25%, 8/15/54 1,604,906
480,000 4.63%, 2/15/55 483,300
18,719,602
U.S. Treasury Notes (18.9%):
850,000 4.13%, 11/30/31 852,656
1,050,000 4.50%, 12/31/31 1,076,414
60,000 4.13%, 11/15/32 60,094
10,800,000 3.50%, 2/15/33 10,344,375
3,200,000 3.38%, 5/15/33 3,031,000
790,000 4.00%, 2/15/34 779,384
7,800,000 3.88%, 8/15/34 7,602,563

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2025 :
(Unaudited)
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 2,170,000 4.25%, 11/15/34 $ 2,176,781
25,923,267
Total U.S. Treasury Obligations (Cost $47,741,200) 44,642,869
Shares Value
Unaffiliated Investment Companies (0.8%):
Money Market Funds (0.8%):
419,733 BlackRock Liquidity FedFund, Institutional Class,
4.80%(e)(f) $ 419,733
717,162 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(f) 717,162
Total Unaffiliated Investment Companies (Cost $1,136,895) 1,136,895
Total Investment Securities
(Cost $147,529,238 ) — 101.6% 139,436,249
Net other assets (liabilities) — (1.6)% (2,199,310)
Net Assets — 100.0% $ 137,236,939
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
+ This security, in part or entirely, represents an unfunded loan commitment.
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $399,760.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31,
2025.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(f) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-0.1%):
At March 31, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgage
Federal National Mortgage Association
Federal National Mortgage Association 5.50% 3/25/55 $ (200,000) $ (198,001) $ (199,777)
$(198,001) $(199,777)
Country Percentage
Australia 0.3%
Bermuda 0.1%
British Virgin Islands —%
†
Canada 0.4%
Cayman Islands 7.0%
Dominican Republic 0.2%
France 0.7%
Germany 0.5%
Ireland 0.5%

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Country Percentage
Italy 0.4%
Jersey 0.6%
Liberia 0.1%
Luxembourg 0.9%
Marshall Island —%
†
Mexico 1.3%
Netherlands 0.1%
Panama 0.1%
Saudi Arabia 0.2%
Spain —%
†
Switzerland 0.2%
United Kingdom 0.6%
United States 85.8%
100.0%
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 98 .3% ):
Aerospace & Defense ( 3 .0% ):
41,347 Airbus SE $ 7,289,743
209,480 BAE Systems plc 4,238,121
1,321 Dassault Aviation SA 439,474
1,816 Elbit Systems, Ltd. 697,751
6,017 Kongsberg Gruppen ASA 882,668
28,222 Leonardo SpA 1,377,276
90,320 Melrose Industries plc 556,527
3,692 MTU Aero Engines AG 1,278,609
3,012 Rheinmetall AG 4,319,425
588,454 Rolls-Royce Holdings plc* 5,688,427
22,595 Saab AB, Class B 888,054
25,052 Safran SA 6,608,243
110,400 Singapore Technologies Engineering, Ltd. 555,685
6,388 Thales SA 1,714,955
36,534,958
Air Freight & Logistics ( 0 .5% ):
66,245 Deutsche Post AG 2,827,301
14,252 DSV A/S 2,759,045
15,358 InPost SA* 226,002
19,900 SG Holdings Co., Ltd. 198,607
6,010,955
Automobile Components ( 0 .6% ):
38,400 Aisin Corp. 417,921
39,200 Bridgestone Corp. 1,574,533
45,965 Cie Generale des Etablissements Michelin SCA 1,612,769
7,395 Continental AG 516,850
133,400 Denso Corp. 1,655,308
50,700 Sumitomo Electric Industries, Ltd. 846,221
6,623,602
Automobiles ( 2 .4% ):
19,880 Bayerische Motoren Werke AG 1,585,482
8,692 Ferrari NV 3,706,978
311,300 Honda Motor Co., Ltd. 2,824,708
40,000 Isuzu Motors, Ltd. 541,824
49,739 Mercedes-Benz Group AG 2,916,580
155,600 Nissan Motor Co., Ltd. 395,202
13,392 Renault SA 680,465
827 Stellantis NV 9,260
139,720 Stellantis NV 1,570,125
41,200 Subaru Corp. 733,633
107,300 Suzuki Motor Corp. 1,308,436
656,430 Toyota Motor Corp. 11,579,991
67,600 Yamaha Motor Co., Ltd. 540,291
28,392,975
Banks ( 12 .8% ):
30,218 ABN AMRO Bank NV 636,371
147,762 AIB Group plc 959,077
207,262 ANZ Group Holdings, Ltd.* 3,787,905
398,519 Banco Bilbao Vizcaya Argentaria SA 5,431,801
87,550 Banco BPM SpA^ 890,165
385,205 Banco de Sabadell SA 1,084,365
1,047,694 Banco Santander SA 7,056,033
86,737 Bank Hapoalim BM 1,176,614
106,605 Bank Leumi Le-Israel BM 1,435,025
69,107 Bank of Ireland Group plc 817,759
Shares Value
Common Stocks, continued
Banks, continued
2,155 Banque Cantonale Vaudoise, Registered Shares $ 235,115
997,194 Barclays plc 3,743,852
70,893 BNP Paribas SA 5,903,604
261,000 BOC Hong Kong Holdings, Ltd. 1,056,647
65,770 BPER Banca SpA 515,902
276,293 CaixaBank SA 2,150,213
41,200 Chiba Bank, Ltd. (The) 386,883
66,642 Commerzbank AG 1,512,702
116,074 Commonwealth Bank of Australia 11,027,358
69,200 Concordia Financial Group, Ltd. 456,167
74,915 Credit Agricole SA 1,361,719
47,533 Danske Bank A/S 1,558,602
137,540 DBS Group Holdings, Ltd. 4,721,528
62,277 DNB Bank ASA 1,638,909
21,258 Erste Group Bank AG 1,476,810
42,516 FinecoBank Banca Fineco SpA 842,256
53,300 Hang Seng Bank, Ltd. 724,211
1,238,306 HSBC Holdings plc 14,038,114
216,791 ING Groep NV 4,243,634
1,050,752 Intesa Sanpaolo SpA 5,409,240
84,578 Israel Discount Bank, Ltd., Class A 588,547
127,700 Japan Post Bank Co., Ltd. 1,289,893
15,714 KBC Group NV 1,437,056
4,195,803 Lloyds Banking Group plc 3,924,734
33,104 Mediobanca Banca di Credito Finanziario SpA 621,561
793,600 Mitsubishi UFJ Financial Group, Inc. 10,719,184
11,001 Mizrahi Tefahot Bank, Ltd. 494,660
166,363 Mizuho Financial Group, Inc. 4,531,579
212,595 National Australia Bank, Ltd. 4,550,034
528,466 NatWest Group plc 3,095,616
220,205 Nordea Bank Abp 2,815,646
239,299 Oversea-Chinese Banking Corp., Ltd. 3,058,877
146,587 Resona Holdings, Inc. 1,268,916
317,881 Sberbank of Russia(a)(b) —
110,593 Skandinaviska Enskilda Banken AB, Class A^ 1,814,022
50,548 Societe Generale SA 2,281,917
140,922 Standard Chartered plc 2,088,212
259,307 Sumitomo Mitsui Financial Group, Inc. 6,617,318
45,506 Sumitomo Mitsui Trust Group, Inc. 1,135,687
101,808 Svenska Handelsbanken AB, Class A^ 1,149,833
57,669 Swedbank AB, Class A^ 1,312,394
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
97,038 UniCredit SpA 5,445,979
88,373 United Overseas Bank, Ltd. 2,489,601
19,456 VTB Bank PJSC*(a)(b) —
236,884 Westpac Banking Corp. 4,701,781
153,711,628
Beverages ( 1 .4% ):
62,594 Anheuser-Busch InBev SA/NV 3,853,884
101,100 Asahi Group Holdings, Ltd. 1,292,939
6,822 Carlsberg AS, Class B 869,027
14,468 Coca-Cola Europacific Partners plc 1,259,150
14,804 Coca-Cola HBC AG 670,215
45,956 Davide Campari-Milano NV, Class M 269,789
155,070 Diageo plc 4,044,513
8,769 Heineken Holding NV 636,622
20,190 Heineken NV 1,648,691

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
53,100 Kirin Holdings Co., Ltd. $ 736,205
13,822 Pernod Ricard SA 1,372,824
8,700 Suntory Beverage & Food, Ltd. 286,648
60,896 Treasury Wine Estates, Ltd. 372,410
17,312,917
Biotechnology ( 0 .8% ):
4,237 Argenx SE* 2,502,023
33,606 CSL, Ltd. 5,256,270
4,386 Genmab A/S* 856,346
22,071 Grifols SA* 196,621
13,185 Swedish Orphan Biovitrum AB* 377,734
4,037 Zealand Pharma A/S* 303,871
9,492,865
Broadline Retail ( 0 .9% ):
7,159 Global-e Online, Ltd.* 255,218
8,104 Next plc 1,166,452
965 Ozon Holdings plc, ADR*(a) —
26,800 Pan Pacific International Holdings Corp. 733,698
94,962 Prosus NV* 4,429,652
108,700 Rakuten Group, Inc.* 622,127
78,632 Wesfarmers, Ltd. 3,562,170
10,769,317
Building Products ( 0 .9% ):
12,700 AGC, Inc. 386,353
69,526 Assa Abloy AB, Class B 2,089,972
31,348 Cie de Saint-Gobain SA 3,115,766
18,200 Daikin Industries, Ltd. 1,976,189
2,296 Geberit AG, Registered Shares 1,433,806
10,604 Kingspan Group plc 857,507
112,612 Nibe Industrier AB, Class B 429,514
636 ROCKWOOL A/S, Class B 263,989
10,553,096
Capital Markets ( 3 .3% ):
67,120 3i Group plc 3,143,635
4,065 Amundi SA 318,988
13,018 ASX, Ltd. 532,187
15,629 CVC Capital Partners plc* 310,581
91,700 Daiwa Securities Group, Inc. 611,902
129,319 Deutsche Bank AG, Registered Shares 3,053,725
13,143 Deutsche Boerse AG 3,873,335
25,119 EQT AB 768,245
5,375 Euronext NV 778,364
3,752 Futu Holdings, Ltd., ADR 384,017
84,493 Hong Kong Exchanges & Clearing, Ltd. 3,758,800
66,600 Japan Exchange Group, Inc. 682,454
14,314 Julius Baer Group, Ltd. 988,948
33,355 London Stock Exchange Group plc 4,945,339
25,186 Macquarie Group, Ltd. 3,121,728
212,400 Nomura Holdings, Inc. 1,302,330
1,587 Partners Group Holding AG 2,252,492
18,390 SBI Holdings, Inc. 493,281
50,212 Schroders plc 227,137
57,900 Singapore Exchange, Ltd. 576,566
45,462 The Moscow Exchange(a)(b) —
Shares Value
Common Stocks, continued
Capital Markets, continued
227,961 UBS Group AG $ 6,986,671
39,110,725
Chemicals ( 2 .6% ):
40,091 Air Liquide SA 7,628,666
11,739 Akzo Nobel NV 723,657
3,666 Arkema SA 279,808
85,000 Asahi Kasei Corp. 595,119
62,042 BASF SE 3,083,243
12,628 Covestro AG* 810,985
9,258 Croda International plc 350,782
12,790 DSM-Firmenich AG 1,267,462
512 EMS-Chemie Holding AG 347,889
18,898 Evonik Industries AG 407,787
644 Givaudan SA, Registered Shares 2,768,051
53,836 ICL Group, Ltd. 305,142
97,500 Mitsubishi Chemical Group Corp. 481,275
66,300 Nippon Paint Holdings Co., Ltd. 497,332
12,200 Nippon Sanso Holdings Corp. 368,711
50,100 Nitto Denko Corp. 923,492
24,198 Novonesis (Novozymes) B 1,410,382
1,447 PhosAgro PJSC(a)(b) —
27 PhosAgro PJSC, GDR, GDR*(a) —
125,000 Shin-Etsu Chemical Co., Ltd. 3,561,805
10,452 Sika AG, Registered Shares 2,532,316
4,835 Syensqo SA 330,783
9,210 Symrise AG 953,805
95,300 Toray Industries, Inc. 650,879
10,659 Yara International ASA 322,906
30,602,277
Commercial Services & Supplies ( 0 .4% ):
97,159 Brambles, Ltd. 1,221,923
29,000 Dai Nippon Printing Co., Ltd. 411,636
170,997 Rentokil Initial plc 772,603
29,000 Secom Co., Ltd. 987,500
32,754 Securitas AB, Class B 463,506
16,600 TOPPAN Holdings, Inc. 453,539
4,310,707
Communications Equipment ( 0 .3% ):
372,054 Nokia Oyj 1,961,833
195,347 Telefonaktiebolaget LM Ericsson, Class B^ 1,516,001
3,477,834
Construction & Engineering ( 0 .8% ):
12,604 ACS Actividades de Construccion y Servicios SA* 718,833
13,304 Bouygues SA 524,565
4,763 Eiffage SA 555,365
33,607 Ferrovial SE 1,504,162
28,300 Kajima Corp. 577,916
44,900 Obayashi Corp. 597,025
22,345 Skanska AB, Class B* 494,093
10,600 Taisei Corp. 469,198
34,072 Vinci SA 4,305,208
9,746,365
Construction Materials ( 0 .5% ):
9,538 Heidelberg Materials AG 1,631,835
36,074 Holcim AG 3,881,477

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials, continued
30,339 James Hardie Industries plc*^ $ 719,553
6,232,865
Consumer Finance ( 0 .0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail ( 1 .1% ):
45,600 Aeon Co., Ltd. 1,142,734
37,936 Carrefour SA 543,991
93,638 Coles Group, Ltd.* 1,144,619
118,259 J Sainsbury plc 359,591
18,554 Jeronimo Martins SGPS SA 394,091
19,670 Kesko Oyj, Class B 402,470
11,400 Kobe Bussan Co., Ltd. 267,900
64,713 Koninklijke Ahold Delhaize NV 2,419,114
136,429 Marks & Spencer Group plc 627,709
21,900 MatsukiyoCocokara & Co. 342,799
153,400 Seven & i Holdings Co., Ltd. 2,229,646
463,496 Tesco plc 1,990,868
85,955 Woolworths Group, Ltd. 1,591,879
3,565 X5 Retail Group NV, GDR*(a) —
13,457,411
Containers & Packaging ( 0 .0%
†
):
20,497 SIG Group AG 378,843
Distributors ( 0 .0%
†
):
1,697 D'ieteren Group 292,346
Diversified Consumer Services ( 0 .1% ):
40,999 Pearson plc 647,702
Diversified REITs ( 0 .1% ):
140,533 GPT Group (The) 384,519
51,805 Land Securities Group plc 368,084
159,756 Stockland 491,660
1,244,263
Diversified Telecommunication Services ( 1 .9% ):
444,882 BT Group plc 955,137
36,337 Cellnex Telecom SA 1,289,710
242,101 Deutsche Telekom AG 8,963,819
9,473 Elisa Oyj 461,548
277,525 HKT Trust & HKT, Ltd. 371,317
23,813 Infrastrutture Wireless Italiane SpA 252,109
270,217 Koninklijke KPN NV 1,143,909
2,064,100 Nippon Telegraph & Telephone Corp. 1,993,955
128,291 Orange SA 1,663,290
529,000 Singapore Telecommunications, Ltd. 1,341,572
1,795 Swisscom AG, Registered Shares 1,033,740
761,503 Telecom Italia SpA/Milano* 257,449
271,181 Telefonica SA 1,275,935
42,871 Telenor ASA 612,792
169,228 Telia Co. AB 610,920
280,883 Telstra Group, Ltd. 740,336
22,967,538
Electric Utilities ( 1 .8% ):
1,609 Acciona SA 210,678
1,549 BKW AG 271,863
43,000 Chubu Electric Power Co., Inc. 466,444
Shares Value
Common Stocks, continued
Electric Utilities, continued
44,070 CK Infrastructure Holdings, Ltd. $ 263,937
112,000 CLP Holdings, Ltd. 912,991
56,079 Contact Energy, Ltd. 291,352
215,920 EDP - Energias de Portugal SA 729,887
21,015 Endesa SA 556,484
568,356 Enel SpA 4,609,927
29,679 Fortum Oyj^ 486,512
405,739 Iberdrola SA 6,558,726
952,130 Inter Rao Ues PJSC(a)(b) —
67,100 Kansai Electric Power Co., Inc. (The) 793,529
121,528 Origin Energy, Ltd. 803,626
11,068 Orsted AS* 487,339
95,500 Power Assets Holdings, Ltd. 571,909
27,082 Redeia Corp. SA 543,792
75,949 SSE plc* 1,562,613
100,421 Terna - Rete Elettrica Nazionale 908,870
5,165 Verbund AG 366,379
21,396,858
Electrical Equipment ( 2 .1% ):
110,181 ABB, Ltd., Registered Shares 5,703,290
9,900 Fuji Electric Co., Ltd. 420,474
16,900 Fujikura, Ltd. 621,134
18,115 Legrand SA 1,917,912
131,600 Mitsubishi Electric Corp. 2,403,131
57,800 NIDEC Corp. 967,949
19,329 Prysmian SpA 1,060,899
37,930 Schneider Electric SE 8,779,320
44,113 Siemens Energy AG* 2,575,519
71,451 Vestas Wind Systems A/S* 985,389
25,435,017
Electronic Equipment, Instruments & Components ( 1 .1% ):
27,126 Halma plc 907,054
144,168 Hexagon AB, Class B 1,545,414
13,480 Keyence Corp. 5,291,704
88,900 Kyocera Corp. 1,001,969
115,000 Murata Manufacturing Co., Ltd. 1,788,215
12,600 Omron Corp. 355,025
15,700 Shimadzu Corp. 392,727
135,000 TDK Corp. 1,409,454
17,300 Yokogawa Electric Corp. 336,063
13,027,625
Energy Equipment & Services ( 0 .0%
†
):
29,917 Tenaris SA 584,449
Entertainment ( 1 .6% ):
48,867 Bollore SE 286,466
24,100 Capcom Co., Ltd. 594,326
4,218 CTS Eventim AG & Co. KGaA 421,366
7,200 Konami Group Corp. 850,526
23,700 Nexon Co., Ltd. 323,994
76,500 Nintendo Co., Ltd. 5,218,718
25,195 Sea, Ltd., ADR* 3,287,696
10,623 Spotify Technology SA* 5,842,969
7,600 Toho Co., Ltd. 377,408
56,665 Universal Music Group NV 1,561,636
18,765,105

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services ( 1 .0% ):
1,515 Adyen NV* $ 2,315,462
16,091 Edenred SE 525,002
2,920 Eurazeo SE 216,580
6,631 EXOR NV 603,321
5,927 Groupe Bruxelles Lambert NV 443,114
8,819 Industrivarden AB, Class A 324,611
10,108 Industrivarden AB, Class C 371,865
121,029 Investor AB, Class B 3,614,074
5,444 L E Lundbergforetagen AB, Class B 273,287
166,799 M&G plc 429,934
62,300 Mitsubishi HC Capital, Inc. 419,121
33,006 Nexi SpA* 175,738
79,300 ORIX Corp. 1,640,879
947 Sofina SA 242,236
16,112 Washington H Soul Pattinson & Co., Ltd.^ 350,616
43,850 Wise plc, Class A* 536,900
12,482,740
Food & Staples Retailing ( 0 .0%
†
):
2,004 Magnit PJSC(a)(b) —
Food Products ( 2 .6% ):
63,800 Ajinomoto Co., Inc. 1,262,028
22,524 Associated British Foods plc 557,014
273 Barry Callebaut AG, Registered Shares 362,178
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
7 Chocoladefabriken Lindt & Spruengli AG 917,410
64 Chocoladefabriken Lindt & Spruengli AG, Class PC^ 864,003
44,640 Danone SA 3,420,362
12,265 JDE Peet's NV 269,489
10,256 Kerry Group plc, Class A 1,075,102
44,400 Kikkoman Corp. 427,545
27 Lotus Bakeries NV 240,477
16,904 MEIJI Holdings Co., Ltd. 365,920
32,938 Mowi ASA 613,893
181,727 Nestle SA, Registered Shares 18,381,750
12,400 Nissin Foods Holdings Co., Ltd. 252,530
46,793 Orkla ASA 513,974
4,854 Salmar ASA 233,494
568,297 WH Group, Ltd. 522,571
145,100 Wilmar International, Ltd. 360,189
18,600 Yakult Honsha Co., Ltd. 353,234
30,993,163
Gas Utilities ( 0 .3% ):
88,594 APA Group* 438,213
759,135 Hong Kong & China Gas Co., Ltd. 653,870
24,500 Osaka Gas Co., Ltd. 554,870
140,068 Snam SpA 726,585
24,400 Tokyo Gas Co., Ltd. 775,783
3,149,321
Ground Transportation ( 0 .4% ):
54,200 Central Japan Railway Co. 1,032,420
63,539 East Japan Railway Co. 1,252,806
152,796 Grab Holdings, Ltd.* 692,166
16,800 Hankyu Hanshin Holdings, Inc. 451,112
112,994 MTR Corp., Ltd. 370,857
20,900 Tokyo Metro Co., Ltd. 253,836
35,000 Tokyu Corp. 394,016
Shares Value
Common Stocks, continued
Ground Transportation, continued
30,500 West Japan Railway Co. $ 594,761
5,041,974
Health Care Equipment & Supplies ( 2 .0% ):
34,641 Alcon AG 3,271,101
3,108 BioMerieux 384,063
4,762 Cochlear, Ltd. 783,964
8,721 Coloplast A/S, Class B 917,111
6,162 Demant A/S* 207,210
1,320 DiaSorin SpA 130,727
20,575 EssilorLuxottica SA* 5,918,560
40,867 Fisher & Paykel Healthcare Corp., Ltd. 779,798
23,900 Hoya Corp. 2,696,384
55,807 Koninklijke Philips NV* 1,417,737
79,500 Olympus Corp. 1,044,344
19,661 Siemens Healthineers AG 1,054,809
56,589 Smith & Nephew plc 795,786
3,413 Sonova Holding AG 995,123
7,798 Straumann Holding AG, Class R 942,007
34,100 Sysmex Corp. 648,838
93,700 Terumo Corp. 1,759,441
23,747,003
Health Care Providers & Services ( 0 .2% ):
8,423 Amplifon SpA 170,331
14,463 Fresenius Medical Care AG 714,217
29,476 Fresenius SE & Co. KGaA* 1,256,464
31,232 Sonic Healthcare, Ltd. 503,625
2,644,637
Health Care Technology ( 0 .1% ):
32,200 M3, Inc. 368,757
4,045 Pro Medicus, Ltd. 511,064
879,821
Hotels, Restaurants & Leisure ( 1 .3% ):
13,999 Accor SA 639,031
31,414 Amadeus IT Group SA 2,407,127
39,773 Aristocrat Leisure, Ltd. 1,605,837
117,102 Compass Group plc 3,865,440
13,134 Delivery Hero SE* 311,631
42,292 Entain plc 318,607
11,353 Evolution AB 847,218
148,000 Galaxy Entertainment Group, Ltd. 581,278
435,557 Genting Singapore, Ltd. 241,175
11,199 InterContinental Hotels Group plc 1,205,059
7,421 La Francaise des Jeux 233,261
149,111 Lottery Corp., Ltd. (The) 445,137
73,600 Oriental Land Co., Ltd. 1,448,543
157,932 Sands China, Ltd.* 318,064
5,895 Sodexo SA 378,698
12,264 Whitbread plc 389,919
6,200 Zensho Holdings Co., Ltd. 332,575
15,568,600
Household Durables ( 1 .2% ):
102,218 Barratt Redrow plc 561,974
161,200 Panasonic Holdings Corp. 1,931,260
25,900 Sekisui Chemical Co., Ltd. 441,405
41,300 Sekisui House, Ltd. 923,775

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
426,000 Sony Group Corp. $ 10,852,305
14,710,719
Household Products ( 0 .5% ):
42,803 Essity AB, Class B^ 1,217,031
7,146 Henkel AG & Co. KGaA 514,617
47,251 Reckitt Benckiser Group plc 3,192,390
81,000 Unicharm Corp. 644,365
5,568,403
Independent Power and Renewable Electricity Producers
( 0 .2% ):
18,495 ACEN Corp. 983
24,545 EDP Renovaveis SA* 204,694
85,677 Meridian Energy, Ltd. 272,572
43,793 RWE AG 1,563,997
2,042,246
Industrial Conglomerates ( 2 .0% ):
185,744 CK Hutchison Holdings, Ltd. 1,049,948
7,228 DCC plc 482,462
1,200 Hikari Tsushin, Inc. 309,377
321,700 Hitachi, Ltd. 7,448,695
68,767 Infratil, Ltd. 405,826
10,177 Investment AB Latour, Class B 277,611
10,600 Jardine Matheson Holdings, Ltd.* 448,053
99,200 Keppel, Ltd. 507,524
15,578 Lifco AB, Class B 551,662
52,689 Siemens AG, Registered Shares 12,087,232
24,394 Smiths Group plc 610,851
24,179,241
Industrial REITs ( 0 .3% ):
269,183 CapitaLand Ascendas REIT 533,290
142,613 Goodman Group 2,564,167
87,525 Segro plc 781,000
3,878,457
Insurance ( 6 .1% ):
18,485 Admiral Group plc 682,946
88,724 Aegon, Ltd. 583,525
10,138 Ageas SA/NV 609,047
744,800 AIA Group, Ltd. 5,630,281
26,785 Allianz SE, Registered Shares
+
10,211,113
11,494 ASR Nederland NV 661,538
183,964 Aviva plc 1,325,489
123,403 AXA SA 5,267,625
2,830 Baloise Holding AG, Registered Shares 594,253
252,000 Dai-ichi Life Holdings, Inc. 1,918,691
65,641 Generali 2,305,939
15,186 Gjensidige Forsikring ASA 349,573
4,211 Hannover Rueck SE 1,249,974
2,587 Helvetia Holding AG, Registered Shares 536,606
161,941 Insurance Australia Group, Ltd. 784,629
131,900 Japan Post Holdings Co., Ltd. 1,317,765
12,400 Japan Post Insurance Co., Ltd. 251,534
401,829 Legal & General Group plc 1,267,426
182,958 Medibank Pvt, Ltd. 508,744
90,433 MS&AD Insurance Group Holdings, Inc. 1,959,231
Shares Value
Common Stocks, continued
Insurance, continued
9,324 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R $ 5,876,640
18,719 NN Group NV 1,041,798
47,660 Phoenix Group Holdings plc 353,281
33,256 Poste Italiane SpA 592,407
185,892 Prudential plc* 2,005,196
104,954 QBE Insurance Group, Ltd. 1,445,387
166,447 Sampo Oyj, A Shares 1,593,981
61,075 Sompo Holdings, Inc. 1,851,656
73,907 Suncorp Group, Ltd. 894,714
1,982 Swiss Life Holding AG 1,805,774
20,861 Swiss Re AG 3,541,869
33,036 T&D Holdings, Inc. 703,785
4,323 Talanx AG 452,163
122,800 Tokio Marine Holdings, Inc. 4,736,734
24,789 Tryg A/S 590,084
24,907 Unipol Assicurazioni SpA 398,303
10,191 Zurich Insurance Group AG 7,110,189
73,009,890
Interactive Media & Services ( 0 .2% ):
59,737 Auto Trader Group plc 576,220
25,097 CAR Group, Ltd.* 498,445
203,800 LY Corp. 689,226
3,623 REA Group, Ltd. 501,605
5,301 Scout24 SE 552,488
3,760 VK IPJSC, GDR*(a) —
2,817,984
Internet & Direct Marketing Retail ( 0 .0%
†
):
321 Ozon Holdings plc, ADR*(a)(b) —
IT Services ( 0 .8% ):
10,732 Capgemini SE 1,604,661
123,400 Fujitsu, Ltd. 2,453,479
84,500 NEC Corp. 1,793,533
26,238 Nomura Research Institute, Ltd. 851,583
44,700 NTT Data Group Corp. 808,034
21,900 Obic Co., Ltd. 631,983
14,600 Otsuka Corp. 316,381
10,400 SCSK Corp. 256,673
15,700 TIS, Inc. 433,677
3,735 Wix.com, Ltd.* 610,224
9,760,228
Leisure Products ( 0 .2% ):
41,700 Bandai Namco Holdings, Inc. 1,397,858
5,000 Shimano, Inc. 701,896
2,099,754
Life Sciences Tools & Services ( 0 .4% ):
9,078 Eurofins Scientific SE 483,671
5,055 Lonza Group AG, Registered Shares 3,111,931
14,683 Qiagen NV* 582,639
1,997 Sartorius Stedim Biotech 397,123
4,575,364
Machinery ( 3 .0% ):
19,577 Alfa Laval AB 838,675
23,965 Alstom SA* 530,511

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
187,005 Atlas Copco AB, Class A $ 2,997,461
108,845 Atlas Copco AB, Class B 1,535,346
21,700 Daifuku Co., Ltd. 529,575
32,526 Daimler Truck Holding AG 1,307,410
45,179 Epiroc AB, Class A 912,903
26,313 Epiroc AB, Class B 465,050
65,200 FANUC Corp. 1,779,635
11,114 GEA Group AG 672,335
7,500 Hoshizaki Corp. 289,296
18,724 Indutrade AB 520,496
5,039 Knorr-Bremse AG 456,463
62,700 Komatsu, Ltd. 1,819,715
23,037 Kone Oyj, Class B 1,274,539
68,200 Kubota Corp. 837,452
16,100 Makita Corp. 534,399
44,446 Metso Oyj 459,759
27,100 MINEBEA MITSUMI, Inc. 395,751
221,000 Mitsubishi Heavy Industries, Ltd. 3,777,174
355 Rational AG 294,117
74,076 Sandvik AB 1,563,286
2,746 Schindler Holding AG, Class PC 858,095
1,651 Schindler Holding AG, Registered Shares 499,325
22,844 SKF AB, B Shares^ 464,051
4,000 SMC Corp. 1,423,523
4,815 Spirax Group plc 387,709
96,000 Techtronic Industries Co., Ltd. 1,156,250
11,100 Toyota Industries Corp. 947,442
14,901 Trelleborg AB, Class B 556,070
1,964 VAT Group AG 709,867
110,748 Volvo AB, Class B^ 3,258,313
36,212 Wartsila OYJ Abp 646,384
189,900 Yangzijiang Shipbuilding Holdings, Ltd. 331,644
15,900 Yaskawa Electric Corp. 398,917
35,428,938
Marine Transportation ( 0 .3% ):
190 AP Moller - Maersk A/S, Class A 325,897
312 AP Moller - Maersk A/S, Class B 545,984
24,600 Kawasaki Kisen Kaisha, Ltd. 332,494
3,452 Kuehne + Nagel International AG, Class R 799,450
23,200 Mitsui OSK Lines, Ltd. 805,000
30,400 Nippon Yusen KK 1,001,092
104,000 SITC International Holdings Co., Ltd. 282,694
4,092,611
Media ( 0 .3% ):
14,477 Dentsu Group, Inc. 318,769
90,669 Informa plc 906,817
16,001 Publicis Groupe SA 1,507,561
73,642 WPP plc 556,397
3,289,544
Metals & Mining ( 2 .4% ):
77,337 Alrosa PAO(a)(b) —
88,173 Anglo American plc 2,474,755
27,318 Antofagasta plc 596,591
33,333 ArcelorMittal SA 962,664
351,005 BHP Group, Ltd. 8,510,769
30,458 BlueScope Steel, Ltd. 407,057
18,688 Boliden AB 612,121
Shares Value
Common Stocks, continued
Metals & Mining, continued
116,921 Fortescue, Ltd. $ 1,130,659
727,162 Glencore plc 2,674,458
39,300 JFE Holdings, Inc. 480,841
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
66,748 Nippon Steel Corp. 1,425,101
100,511 Norsk Hydro ASA 586,550
78,270 Northern Star Resources, Ltd.* 903,538
42,350 Novolipetsk Steel PJSC(a)(b) —
1,026 Polyus PJSC(a)(b) —
77,752 Rio Tinto plc 4,647,328
25,684 Rio Tinto, Ltd. 1,867,178
6,613 Severstal(a)(b) —
315,294 South32, Ltd. 636,158
18,300 Sumitomo Metal Mining Co., Ltd. 397,717
84,297 United Co. RUSAL International PJSC*(a)(b) —
28,313,485
Multi-Utilities ( 1 .0% ):
354,604 Centrica plc 685,136
155,640 E.ON SE 2,348,573
126,939 Engie SA 2,473,275
341,362 National Grid plc 4,446,516
55,700 Sembcorp Industries, Ltd. 260,313
49,618 Veolia Environnement SA 1,705,274
11,919,087
Office REITs ( 0 .1% ):
3,599 Covivio SA* 202,165
3,301 Gecina SA 310,958
555 Nippon Building Fund, Inc. 471,495
984,618
Oil, Gas & Consumable Fuels ( 3 .6% ):
21,900 Aker BP ASA 519,192
1,121,460 BP plc 6,324,202
189,320 ENEOS Holdings, Inc. 993,367
149,084 Eni SpA^ 2,302,307
57,398 Equinor ASA 1,520,877
29,827 Galp Energia SGPS SA 524,438
354,974 Gazprom PJSC*(a)(b) —
66,735 Idemitsu Kosan Co., Ltd. 470,188
59,400 Inpex Corp. 817,599
12,219 LUKOIL PJSC(a)(b) —
30,022 Neste Oyj^ 276,582
27,220 Novatek PJSC(a)(b) —
9,756 OMV AG 500,441
80,567 Repsol SA 1,070,433
34,912 Rosneft Oil Co. PJSC(a)(b) —
229,012 Santos, Ltd. 956,781
422,781 Shell plc 15,384,350
171,452 Surgutneftegas PJSC(a)(b) —
199,091 Surgutneftegas Prefernce(a)(b) —
43,241 Tatneft PJSC(a)(b) —
149,676 TotalEnergies SE 9,672,757
131,967 Woodside Energy Group, Ltd. 1,908,848
43,242,362
Paper & Forest Products ( 0 .2% ):
5,857 Holmen AB, B Shares 232,258
29,533 Mondi plc 440,218

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
42,243 Stora Enso Oyj, Class R $ 400,815
42,107 Svenska Cellulosa AB SCA, Class B* 555,221
37,330 UPM-Kymmene Oyj^ 1,001,796
2,630,308
Passenger Airlines ( 0 .1% ):
12,100 ANA Holdings, Inc. 222,955
43,566 Deutsche Lufthansa AG, Registered Shares^ 315,330
8,770 Japan Airlines Co., Ltd. 149,798
54,260 Qantas Airways, Ltd. 309,354
105,850 Singapore Airlines, Ltd. 533,884
1,531,321
Personal Care Products ( 1 .9% ):
6,905 Beiersdorf AG 893,795
633,685 Haleon plc 3,206,747
33,100 Kao Corp. 1,430,552
16,638 L'Oreal SA 6,177,270
26,100 Shiseido Co., Ltd. 493,494
172,119 Unilever plc 10,251,833
22,453,691
Pharmaceuticals ( 8 .3% ):
122,500 Astellas Pharma, Inc. 1,183,892
107,548 AstraZeneca plc 15,714,604
67,004 Bayer AG, Registered Shares 1,599,282
47,200 Chugai Pharmaceutical Co., Ltd. 2,156,097
121,100 Daiichi Sankyo Co., Ltd. 2,842,100
19,200 Eisai Co., Ltd. 532,748
6,376 Galderma Group AG* 678,824
289,101 GSK plc 5,520,468
12,542 Hikma Pharmaceuticals plc 315,524
2,549 Ipsen SA 293,692
2,276 Kangmei Pharmaceutical Co.*(a) —
15,000 Kyowa Kirin Co., Ltd. 217,558
8,890 Merck KGaA 1,217,052
136,633 Novartis AG, Registered Shares 15,202,159
223,387 Novo Nordisk A/S, Class B 15,485,164
26,500 Ono Pharmaceutical Co., Ltd. 284,546
7,694 Orion Oyj, Class B 457,443
31,200 Otsuka Holdings Co., Ltd. 1,619,721
7,789 Recordati Industria Chimica e Farmaceutica SpA 441,324
48,731 Roche Holding AG 16,026,499
2,174 Roche Holding AG, Class BR 755,004
29,223 Sandoz Group AG 1,229,504
78,887 Sanofi SA 8,740,637
52,900 Shionogi & Co., Ltd. 797,611
109,273 Takeda Pharmaceutical Co., Ltd. 3,245,593
76,034 Teva Pharmaceutical Industries, Ltd.* 1,168,643
8,795 UCB SA 1,550,973
99,276,662
Professional Services ( 1 .8% ):
22,609 Bureau Veritas SA 683,498
35,863 Computershare, Ltd. 882,035
63,236 Experian plc 2,930,274
11,574 Intertek Group plc 749,272
8,049 Randstad NV^ 334,789
97,100 Recruit Holdings Co., Ltd. 5,045,051
128,958 RELX plc 6,476,496
Shares Value
Common Stocks, continued
Professional Services, continued
10,669 SGS SA, Registered Shares*^ $ 1,059,283
3,715 Teleperformance SE 374,473
16,395 Wolters Kluwer NV 2,546,327
21,081,498
Real Estate Management & Development ( 1 .0% ):
2,743 Azrieli Group, Ltd. 185,095
169,300 CapitaLand Investment, Ltd.^ 343,799
60,000 China Evergrande Group* 1,257
134,244 CK Asset Holdings, Ltd. 545,265
4,100 Daito Trust Construction Co., Ltd. 419,391
38,000 Daiwa House Industry Co., Ltd. 1,256,320
47,911 Fastighets AB Balder, B Shares* 300,071
109,956 Henderson Land Development Co., Ltd. 317,390
78,000 Hongkong Land Holdings, Ltd. 337,902
29,800 Hulic Co., Ltd. 286,003
5,313 LEG Immobilien SE* 376,061
74,900 Mitsubishi Estate Co., Ltd. 1,222,547
186,700 Mitsui Fudosan Co., Ltd. 1,667,007
13,604 Sagax AB, Class B 285,428
306,601 Sino Land Co., Ltd.* 307,098
20,700 Sumitomo Realty & Development Co., Ltd. 776,825
99,500 Sun Hung Kai Properties, Ltd. 944,540
25,964 Swire Pacific, Ltd., Class A 228,897
5,328 Swiss Prime Site AG, Registered Shares 654,449
50,490 Vonovia SE* 1,362,060
81,931 Wharf Holdings, Ltd. (The) 195,060
103,300 Wharf Real Estate Investment Co., Ltd. 251,581
12,264,046
Retail REITs ( 0 .3% ):
387,976 CapitaLand Integrated Commercial Trust 604,293
15,395 Klepierre SA 514,809
179,520 Link REIT* 843,364
367,692 Scentre Group* 771,565
8,724 Unibail-Rodamco-Westfield 735,445
247,202 Vicinity, Ltd. 341,831
3,811,307
Semiconductors & Semiconductor Equipment ( 2 .9% ):
52,700 Advantest Corp. 2,344,412
3,306 ASM International NV 1,514,593
27,317 ASML Holding NV 18,073,879
5,617 BE Semiconductor Industries NV 583,400
6,500 Disco Corp. 1,338,464
90,856 Infineon Technologies AG 3,000,208
5,800 Lasertec Corp. 497,609
2,102 Nova, Ltd.* 391,568
115,200 Renesas Electronics Corp. 1,565,024
5,200 SCREEN Holdings Co., Ltd. 339,011
46,755 STMicroelectronics NV 1,023,336
31,200 Tokyo Electron, Ltd. 4,255,020
34,926,524
Software ( 2 .4% ):
6,205 Check Point Software Technologies, Ltd.* 1,414,243
3,181 CyberArk Software, Ltd.* 1,075,178
45,648 Dassault Systemes SE 1,739,388
2,580 Monday.com, Ltd.* 627,353
3,889 Nemetschek SE 450,941

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
4,457 Nice, Ltd.* $ 686,607
2,800 Oracle Corp. 294,481
71,408 Sage Group plc (The) 1,115,286
72,429 SAP SE 19,227,446
4,270 Temenos AG, Registered Shares 331,590
8,700 Trend Micro, Inc. 585,349
12,372 WiseTech Global, Ltd.* 636,541
9,918 Xero, Ltd.* 969,410
29,153,813
Specialty Retail ( 0 .9% ):
6,279 Avolta AG 274,800
13,200 Fast Retailing Co., Ltd. 3,942,416
39,650 H & M Hennes & Mauritz AB, Class B^ 523,656
76,168 Industria de Diseno Textil SA 3,799,070
187,657 JD Sports Fashion plc 165,001
131,214 Kingfisher plc 431,764
5,700 Nitori Holdings Co., Ltd. 564,440
15,862 Zalando SE* 547,272
30,900 ZOZO, Inc. 296,901
10,545,320
Technology Hardware, Storage & Peripherals ( 0 .4% ):
64,600 Canon, Inc. 2,014,535
78,200 FUJIFILM Holdings Corp. 1,497,292
10,252 Logitech International SA, Class R 872,094
38,500 Ricoh Co., Ltd. 407,222
19,900 Seiko Epson Corp. 318,139
5,109,282
Textiles, Apparel & Luxury Goods ( 2 .6% ):
11,778 adidas AG 2,757,792
46,100 Asics Corp. 979,208
37,203 Cie Financiere Richemont SA, Registered Shares 6,498,066
2,316 FF Group*(a) —
2,208 Hermes International SCA 5,785,467
5,081 Kering SA 1,055,150
19,087 LVMH Moet Hennessy Louis Vuitton SE 11,915,322
15,987 Moncler SpA 987,776
5,825 Pandora A/S 892,093
8,021 Puma SE 194,214
1,845 Swatch Group AG (The), Class BR 318,715
31,383,803
Tobacco ( 0 .8% ):
137,361 British American Tobacco plc 5,661,934
54,577 Imperial Brands plc 2,017,926
83,600 Japan Tobacco, Inc. 2,296,101
9,975,961
Trading Companies & Distributors ( 1 .9% ):
17,668 AddTech AB, B Shares 518,128
13,264 AerCap Holdings NV 1,355,183
30,034 Ashtead Group plc 1,621,627
27,309 Beijer Ref AB 383,376
8,170 Brenntag SE 527,810
23,215 Bunzl plc 889,318
3,925 IMCD NV 522,383
82,500 ITOCHU Corp. 3,811,893
96,400 Marubeni Corp. 1,540,472
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
238,300 Mitsubishi Corp. $ 4,191,664
175,800 Mitsui & Co., Ltd. 3,304,708
18,500 MonotaRO Co., Ltd. 345,537
15,587 Reece, Ltd. 154,444
14,597 Rexel SA 392,112
13,421 SGH, Ltd. 419,757
75,500 Sumitomo Corp. 1,696,305
45,800 Toyota Tsusho Corp. 765,191
22,439,908
Transportation Infrastructure ( 0 .3% ):
5,210 Aena SME SA 1,221,169
2,169 Aeroports de Paris SA 221,823
121,642 Auckland International Airport, Ltd. 564,466
19,583 Getlink SE 339,333
216,775 Transurban Group* 1,821,160
4,167,951
Water Utilities ( 0 .1% ):
19,154 Severn Trent plc 626,943
46,883 United Utilities Group plc 611,299
1,238,242
Wireless Telecommunication Services ( 0 .9% ):
211,600 KDDI Corp. 3,339,734
29,884 Mobile TeleSystems PJSC(a)(b) —
1,994,300 SoftBank Corp. 2,779,591
65,800 SoftBank Group Corp. 3,330,088
39,884 Tele2 AB, B Shares 537,923
1,390,592 Vodafone Group plc 1,301,079
11,288,415
Total Common Stocks (Cost $668,262,037) 1,178,778,487
Preferred Stocks ( 0 .3% ):
Automobiles ( 0 .2% ):
3,722 Bayerische Motoren Werke AG, 8.73%, 5/15/20 277,491
8,012 Dr. Ing hc F Porsche AG, 5.01% 399,032
11,435 Porsche Automobil Holding SE, 7.41%, 5/20/20 427,315
14,257 Volkswagen AG, 9.67%, 5/8/20 1,443,815
2,547,653
Household Products ( 0 .1% ):
11,935 Henkel AG & Co. KGaA, 2.52%, 4/21/20 948,731
Life Sciences Tools & Services ( 0 .0%
†
):
1,737 Sartorius AG, 0.35% 401,731
Total Preferred Stocks (Cost $4,177,236) 3,898,115
Affiliated Investment Company ( 1 .5% ):
Money Market Funds ( 1 .5% ):
18,137,160 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(c)(d) 18,137,160
Total Affiliated Investment Company (Cost $18,137,160) 18,137,160
Unaffiliated Investment Company ( 0 .0%
†
):
Money Market Funds ( 0 .0%
†
):
60,496 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(d) 60,496
Total Unaffiliated Investment Company (Cost $60,496) 60,496

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2025 :
Total Investment Securities
(Cost $ 690,636,929 ) — 100 .1% $ 1,200,874,258
Net other assets (liabilities) — ( 0 .1 ) % (1,193,358)
Net Assets — 100.0% $ 1,199,680,900
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $15,920,743.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of March 31, 2025.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”).See Note 2 in Notes to the Consolidated Financial Statements."
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(d) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6 .4%
Austria 0 .2%
Belgium 0 .7%
Chile — %
†
China — %
†
Cyprus — %
†
Denmark 2 .4%
Finland 1 .0%
France 11 .1%
Germany 9 .8%
Greece — %
†
Hong Kong 2 .1%
Ireland 0 .8%
Israel 0 .9%
Italy 2 .9%
Japan 21 .5%
Luxembourg 0 .2%
Macau — %
†
Netherlands 4 .6%
New Zealand 0 .3%
Norway 0 .6%
Philippines — %
†
Poland — %
†
Portugal 0 .1%
Russia — %
†
Russian Federation — %
†
Singapore 1 .7%
Spain 3 .0%
Sweden 3 .7%
Switzerland 10 .3%
Turkey — %
†
United Kingdom 14 .2%
United States 1 .5%
100 .0%
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar) 6/19/25 12 $ 1,476,227 $ (24,782)
DJ EURO STOXX 50 June Futures (Euro) 6/20/25 92 5,161,509 (112,397)
FTSE 100 Index June Futures (British Pounds) 6/20/25 28 3,107,053 (25,093)
SGX NIKKEI 225 Index June Futures (Japanese Yen) 6/12/25 23 2,737,164 (111,585)
$ (273,857)

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 1 .3% ):
15,149 BWX Technologies, Inc. $ 1,494,449
6,250 Curtiss-Wright Corp. 1,982,937
13,326 Hexcel Corp. 729,732
9,810 Woodward, Inc. 1,790,227
5,997,345
Air Freight & Logistics ( 0 .2% ):
19,831 GXO Logistics, Inc.* 774,995
Automobile Components ( 0 .8% ):
11,917 Autoliv, Inc. 1,054,058
36,849 Gentex Corp. 858,582
48,728 Goodyear Tire & Rubber Co. (The)* 450,247
8,899 Lear Corp. 785,070
4,536 Visteon Corp.* 352,084
3,500,041
Automobiles ( 0 .2% ):
19,120 Harley-Davidson, Inc. 482,780
8,803 Thor Industries, Inc. 667,355
1,150,135
Banks ( 6 .7% ):
26,532 Associated Banc-Corp. 597,766
17,395 Bank OZK 755,813
30,569 Cadence Bank 928,075
34,893 Columbia Banking System, Inc. 870,231
21,844 Comerica, Inc. 1,290,107
20,119 Commerce Bancshares, Inc. 1,252,005
10,683 Cullen/Frost Bankers, Inc. 1,337,512
22,976 East West Bancorp, Inc. 2,062,326
21,648 First Financial Bankshares, Inc. 777,596
86,912 First Horizon Corp. 1,687,831
50,920 Flagstar Financial, Inc. 591,690
64,016 FNB Corp. 861,015
19,125 Glacier Bancorp, Inc. 845,707
14,291 Hancock Whitney Corp. 749,563
30,775 Home BancShares, Inc. 870,009
9,364 International Bancshares Corp. 590,494
52,624 Old National Bancorp 1,115,103
12,522 Pinnacle Financial Partners, Inc. 1,327,833
15,069 Prosperity Bancshares, Inc. 1,075,474
16,300 SouthState Corp. 1,512,966
23,591 Synovus Financial Corp. 1,102,643
7,467 Texas Capital Bancshares, Inc.* 557,785
11,273 UMB Financial Corp. 1,139,700
22,725 United Bankshares, Inc. 787,876
81,229 Valley National Bancorp 722,126
28,208 Webster Financial Corp. 1,454,122
18,184 Western Alliance Bancorp 1,397,077
11,047 Wintrust Financial Corp. 1,242,346
24,280 Zions Bancorp NA 1,210,601
30,713,392
Beverages ( 0 .6% ):
1,410 Boston Beer Co., Inc. (The), Class A* 336,764
26,222 Celsius Holdings, Inc.* 934,028
Shares Value
Common Stocks, continued
Beverages, continued
992 Coca-Cola Consolidated, Inc. $ 1,339,200
2,609,992
Biotechnology ( 2 .6% ):
31,499 BioMarin Pharmaceutical, Inc.* 2,226,664
19,685 Cytokinetics, Inc.* 791,140
46,953 Exelixis, Inc.* 1,733,505
21,098 Halozyme Therapeutics, Inc.* 1,346,263
16,629 Neurocrine Biosciences, Inc.* 1,839,167
73,028 Roivant Sciences, Ltd.* 736,853
15,871 Sarepta Therapeutics, Inc.* 1,012,887
7,402 United Therapeutics Corp.* 2,281,815
11,968,294
Broadline Retail ( 0 .5% ):
46,624 Macy's, Inc. 585,597
16,171 Nordstrom, Inc. 395,381
10,175 Ollie's Bargain Outlet Holdings, Inc.* 1,183,963
2,164,941
Building Products ( 2 .4% ):
11,219 AAON, Inc. 876,540
11,754 Advanced Drainage Systems, Inc. 1,277,072
7,395 Carlisle Cos., Inc. 2,517,998
20,621 Fortune Brands Innovations, Inc. 1,255,407
14,209 Owens Corning 2,029,329
7,040 Simpson Manufacturing Co., Inc. 1,105,843
17,839 Trex Co., Inc.* 1,036,446
10,090 UFP Industries, Inc. 1,080,034
11,178,669
Capital Markets ( 3 .5% ):
5,027 Affiliated Managers Group, Inc. 844,687
35,214 Carlyle Group, Inc. (The) 1,534,978
5,847 Evercore, Inc. 1,167,763
13,106 Federated Hermes, Inc. 534,332
7,195 Hamilton Lane, Inc., Class A 1,069,681
9,168 Houlihan Lokey, Inc. 1,480,632
18,072 Interactive Brokers Group, Inc. 2,992,542
22,032 Janus Henderson Group plc 796,457
26,835 Jefferies Financial Group, Inc. 1,437,551
4,530 Morningstar, Inc. 1,358,411
16,094 SEI Investments Co. 1,249,377
17,348 Stifel Financial Corp. 1,635,222
16,101,633
Chemicals ( 1 .7% ):
7,642 Ashland, Inc. 453,094
15,165 Avient Corp. 563,531
36,315 Axalta Coating Systems, Ltd.* 1,204,568
8,886 Cabot Corp. 738,782
1,268 NewMarket Corp. 718,259
19,383 Olin Corp. 469,844
21,359 RPM International, Inc. 2,470,809
7,329 Scotts Miracle-Gro Co. (The) 402,289
5,455 Westlake Corp. 545,664
7,566,840

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies ( 1 .7% ):
7,290 Brink's Co. (The) $ 628,106
8,395 Clean Harbors, Inc.* 1,654,654
6,407 MSA Safety, Inc. 939,843
30,675 RB Global, Inc. 3,076,703
44,482 Tetra Tech, Inc. 1,301,099
7,600,405
Communications Equipment ( 0 .5% ):
23,747 Ciena Corp.* 1,435,031
11,634 Lumentum Holdings, Inc.* 725,264
2,160,295
Construction & Engineering ( 2 .2% ):
22,047 AECOM 2,044,418
5,884 Comfort Systems USA, Inc. 1,896,590
7,623 EMCOR Group, Inc. 2,817,690
28,502 Fluor Corp.* 1,020,942
10,233 MasTec, Inc.* 1,194,293
3,344 Valmont Industries, Inc. 954,277
9,928,210
Construction Materials ( 0 .5% ):
5,513 Eagle Materials, Inc. 1,223,500
9,429 Knife River Corp.* 850,590
2,074,090
Consumer Finance ( 0 .8% ):
45,486 Ally Financial, Inc. 1,658,874
6,557 FirstCash Holdings, Inc. 788,938
35,364 SLM Corp. 1,038,641
3,486,453
Consumer Staples Distribution & Retail ( 2 .7% ):
66,872 Albertsons Cos., Inc., Class A 1,470,515
6,158 Casey's General Stores, Inc. 2,672,819
26,871 Maplebear, Inc.* 1,071,884
25,932 Performance Food Group Co.* 2,039,033
16,606 Sprouts Farmers Market, Inc.* 2,534,740
38,292 US Foods Holding Corp.* 2,506,594
12,295,585
Containers & Packaging ( 1 .7% ):
10,979 AptarGroup, Inc. 1,629,064
19,178 Berry Global Group, Inc. 1,338,816
19,501 Crown Holdings, Inc. 1,740,659
50,780 Graphic Packaging Holding Co. 1,318,249
4,494 Greif, Inc., Class A 247,125
13,541 Silgan Holdings, Inc. 692,216
15,904 Sonoco Products Co. 751,305
7,717,434
Diversified Consumer Services ( 1 .4% ):
6,290 Duolingo, Inc.* 1,953,297
607 Graham Holdings Co., Class B 583,242
4,677 Grand Canyon Education, Inc.* 809,214
22,466 H&R Block, Inc. 1,233,608
23,968 Service Corp. International 1,922,234
6,501,595
Shares Value
Common Stocks, continued
Diversified REITs ( 0 .5% ):
36,302 WP Carey, Inc. $ 2,291,019
Diversified Telecommunication Services ( 0 .5% ):
19,485 EchoStar Corp., Class A* 498,426
36,797 Frontier Communications Parent, Inc.* 1,319,541
18,657 Iridium Communications, Inc. 509,709
2,327,676
Electric Utilities ( 1 .0% ):
9,599 ALLETE, Inc. 630,654
9,040 IDACORP, Inc. 1,050,629
33,167 OGE Energy Corp. 1,524,355
17,424 Portland General Electric Co. 777,111
15,017 TXNM Energy, Inc. 803,109
4,785,858
Electrical Equipment ( 1 .4% ):
5,077 Acuity, Inc. 1,337,028
6,614 EnerSys 605,710
23,909 NEXTracker, Inc., Class A* 1,007,525
27,367 nVent Electric plc 1,434,578
10,955 Regal Rexnord Corp. 1,247,227
24,697 Sensata Technologies Holding plc 599,396
6,231,464
Electronic Equipment, Instruments & Components ( 2 .7% ):
8,581 Arrow Electronics, Inc.* 890,965
14,044 Avnet, Inc. 675,376
6,627 Belden, Inc. 664,357
28,216 Cognex Corp. 841,683
25,793 Coherent Corp.* 1,674,997
8,094 Crane NXT Co. 416,032
6,000 Fabrinet* 1,185,060
63,894 Flex, Ltd.* 2,113,614
4,478 IPG Photonics Corp.* 282,741
4,073 Littelfuse, Inc. 801,322
5,907 Novanta, Inc.* 755,328
12,517 TD SYNNEX Corp. 1,301,267
24,490 Vontier Corp. 804,497
12,407,239
Energy Equipment & Services ( 0 .7% ):
31,457 ChampionX Corp. 937,419
65,091 NOV, Inc. 990,685
10,800 Valaris, Ltd.* 424,008
12,035 Weatherford International plc 644,474
2,996,586
Entertainment ( 0 .2% ):
23,882 Warner Music Group Corp., Class A 748,701
Financial Services ( 1 .9% ):
45,498 Equitable Holdings, Inc. 2,369,991
17,490 Essent Group, Ltd. 1,009,523
6,895 Euronet Worldwide, Inc.* 736,731
42,076 MGIC Investment Corp. 1,042,643
11,471 Shift4 Payments, Inc., Class A* 937,295
16,011 Voya Financial, Inc. 1,084,905
58,492 Western Union Co. (The) 618,845

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
5,730 WEX, Inc.* $ 899,725
8,699,658
Food Products ( 1 .0% ):
26,766 Darling Ingredients, Inc.* 836,170
32,529 Flowers Foods, Inc. 618,376
10,715 Ingredion, Inc. 1,448,775
3,245 Lancaster Colony Corp. 567,875
6,810 Pilgrim's Pride Corp. 371,213
7,651 Post Holdings, Inc.* 890,271
4,732,680
Gas Utilities ( 1 .2% ):
15,286 National Fuel Gas Co. 1,210,498
16,488 New Jersey Resources Corp. 808,901
9,471 ONE Gas, Inc. 715,913
10,093 Southwest Gas Holdings, Inc. 724,677
9,650 Spire, Inc. 755,113
35,740 UGI Corp. 1,181,922
5,397,024
Ground Transportation ( 1 .5% ):
2,940 Avis Budget Group, Inc.*^ 223,146
26,652 Knight-Swift Transportation Holdings, Inc. 1,159,096
5,938 Landstar System, Inc. 891,888
7,014 Ryder System, Inc. 1,008,683
4,379 Saia, Inc.* 1,530,154
19,461 XPO, Inc.* 2,093,614
6,906,581
Health Care Equipment & Supplies ( 1 .6% ):
32,114 DENTSPLY SIRONA, Inc. 479,783
28,100 Envista Holdings Corp.* 485,006
18,963 Globus Medical, Inc.* 1,388,092
8,457 Haemonetics Corp.* 537,442
11,545 Lantheus Holdings, Inc.* 1,126,792
8,968 LivaNova plc* 352,263
7,318 Masimo Corp.* 1,219,179
6,382 Penumbra, Inc.* 1,706,611
7,295,168
Health Care Providers & Services ( 2 .3% ):
15,550 Acadia Healthcare Co., Inc.* 471,476
5,327 Amedisys, Inc.* 493,440
2,474 Chemed Corp. 1,522,302
16,713 Encompass Health Corp. 1,692,693
9,315 Ensign Group, Inc. (The) 1,205,361
14,515 HealthEquity, Inc.* 1,282,691
31,646 Hims & Hers Health, Inc.* 935,139
28,272 Option Care Health, Inc.* 988,106
15,799 Tenet Healthcare Corp.* 2,124,965
10,716,173
Health Care REITs ( 0 .8% ):
60,049 Healthcare Realty Trust, Inc. 1,014,828
46,517 Omega Healthcare Investors, Inc. 1,771,367
40,859 Sabra Health Care REIT, Inc. 713,807
3,500,002
Shares Value
Common Stocks, continued
Health Care Technology ( 0 .3% ):
22,163 Doximity, Inc., Class A* $ 1,286,119
Hotel & Resort REITs ( 0 .1% ):
35,196 Park Hotels & Resorts, Inc. 375,893
Hotels, Restaurants & Leisure ( 3 .4% ):
43,680 Aramark 1,507,834
11,022 Boyd Gaming Corp. 725,578
13,499 Cava Group, Inc.* 1,166,449
3,883 Choice Hotels International, Inc.^ 515,585
12,246 Churchill Downs, Inc. 1,360,163
10,140 Hilton Grand Vacations, Inc.* 379,337
7,063 Hyatt Hotels Corp., Class A 865,217
14,657 Light & Wonder, Inc.* 1,269,443
5,245 Marriott Vacations Worldwide Corp. 336,939
14,021 Planet Fitness, Inc., Class A* 1,354,569
11,075 Texas Roadhouse, Inc. 1,845,427
11,175 Travel + Leisure Co. 517,291
6,200 Vail Resorts, Inc. 992,124
28,913 Wendy's Co. (The) 422,997
4,850 Wingstop, Inc. 1,094,063
12,979 Wyndham Hotels & Resorts, Inc. 1,174,729
15,527,745
Household Durables ( 1 .7% ):
11,468 KB Home 666,520
31,667 Somnigroup International, Inc.^ 1,896,220
17,361 Taylor Morrison Home Corp.* 1,042,354
16,479 Toll Brothers, Inc. 1,740,018
4,851 TopBuild Corp.* 1,479,313
9,257 Whirlpool Corp. 834,333
7,658,758
Household Products ( 0 .5% ):
21,893 BJ's Wholesale Club Holdings, Inc.* 2,497,991
Independent Power and Renewable Electricity Producers
( 0 .1% ):
9,460 Ormat Technologies, Inc. 669,484
Industrial REITs ( 1 .1% ):
8,574 EastGroup Properties, Inc. 1,510,310
21,960 First Industrial Realty Trust, Inc. 1,184,962
37,429 Rexford Industrial Realty, Inc. 1,465,345
30,363 STAG Industrial, Inc. 1,096,712
5,257,329
Insurance ( 5 .1% ):
11,900 American Financial Group, Inc. 1,562,946
9,877 Brighthouse Financial, Inc.* 572,767
16,881 CNO Financial Group, Inc. 703,094
43,150 Fidelity National Financial, Inc. 2,808,202
16,946 First American Financial Corp. 1,112,166
6,030 Hanover Insurance Group, Inc. (The) 1,048,918
9,967 Kemper Corp. 666,294
3,642 Kinsale Capital Group, Inc. 1,772,598
38,300 Old Republic International Corp. 1,502,126
5,572 Primerica, Inc. 1,585,401
10,938 Reinsurance Group of America, Inc. 2,153,692
8,311 RenaissanceRe Holdings, Ltd. 1,994,640

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
13,727 RLI Corp. $ 1,102,690
17,742 Ryan Specialty Holdings, Inc. 1,310,602
10,138 Selective Insurance Group, Inc. 928,033
27,646 Unum Group 2,252,043
23,076,212
Interactive Media & Services ( 0 .1% ):
44,643 ZoomInfo Technologies, Inc.* 446,430
IT Services ( 0 .3% ):
38,638 Kyndryl Holdings, Inc.* 1,213,233
Leisure Products ( 0 .5% ):
10,879 Brunswick Corp. 585,834
55,453 Mattel, Inc.* 1,077,452
8,733 Polaris, Inc. 357,529
13,968 YETI Holdings, Inc.* 462,341
2,483,156
Life Sciences Tools & Services ( 1 .8% ):
112,926 Avantor, Inc.* 1,830,531
3,190 Bio-Rad Laboratories, Inc., Class A* 776,956
18,104 Bruker Corp. 755,661
26,237 Illumina, Inc.* 2,081,644
4,189 Medpace Holdings, Inc.* 1,276,346
8,636 Repligen Corp.* 1,098,845
26,226 Sotera Health Co.* 305,795
8,125,778
Machinery ( 5 .1% ):
10,335 AGCO Corp. 956,711
7,002 Chart Industries, Inc.* 1,010,809
145,068 CNH Industrial NV 1,781,435
8,099 Crane Co. 1,240,605
19,625 Donaldson Co., Inc. 1,316,053
9,531 Esab Corp. 1,110,362
22,036 Flowserve Corp. 1,076,238
27,680 Graco, Inc. 2,311,557
13,514 ITT, Inc. 1,745,468
9,325 Lincoln Electric Holdings, Inc. 1,763,917
8,928 Middleby Corp. (The)* 1,356,877
18,887 Mueller Industries, Inc. 1,438,056
10,910 Oshkosh Corp. 1,026,413
5,132 RBC Bearings, Inc.* 1,651,324
11,308 Terex Corp. 427,216
10,566 Timken Co. (The) 759,378
16,905 Toro Co. (The) 1,229,839
4,559 Watts Water Technologies, Inc., Class A 929,671
23,131,929
Marine Transportation ( 0 .2% ):
9,355 Kirby Corp.* 944,949
Media ( 0 .5% ):
26,574 New York Times Co. (The), Class A 1,318,070
4,799 Nexstar Media Group, Inc. 860,077
2,178,147
Metals & Mining ( 2 .5% ):
43,023 Alcoa Corp. 1,312,201
22,899 ATI, Inc.* 1,191,435
Shares Value
Common Stocks, continued
Metals & Mining, continued
8,331 Carpenter Technology Corp. $ 1,509,411
80,071 Cleveland-Cliffs, Inc.* 658,184
18,899 Commercial Metals Co. 869,543
9,032 Reliance, Inc. 2,607,990
10,879 Royal Gold, Inc. 1,778,825
37,419 United States Steel Corp. 1,581,327
11,508,916
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .7% ):
94,746 Annaly Capital Management, Inc. 1,924,291
54,780 Starwood Property Trust, Inc. 1,083,001
3,007,292
Multi-Utilities ( 0 .3% ):
11,315 Black Hills Corp. 686,255
10,478 Northwestern Energy Group, Inc. 606,362
1,292,617
Office REITs ( 0 .6% ):
18,747 COPT Defense Properties 511,231
28,170 Cousins Properties, Inc. 831,015
17,658 Kilroy Realty Corp. 578,476
27,710 Vornado Realty Trust 1,024,993
2,945,715
Oil, Gas & Consumable Fuels ( 3 .4% ):
56,834 Antero Midstream Corp. 1,023,012
48,573 Antero Resources Corp.* 1,964,292
9,947 Chord Energy Corp. 1,121,226
14,676 Civitas Resources, Inc. 512,046
24,856 CNX Resources Corp.* 782,467
16,632 DT Midstream, Inc. 1,604,655
26,486 HF Sinclair Corp. 870,860
18,994 Matador Resources Co. 970,403
22,743 Murphy Oil Corp. 645,901
42,916 Ovintiv, Inc. 1,836,805
16,377 PBF Energy, Inc., Class A 312,637
107,711 Permian Resources Corp. 1,491,797
40,191 Range Resources Corp. 1,604,827
21,628 Viper Energy, Inc. 976,504
15,717,432
Paper & Forest Products ( 0 .2% ):
10,396 Louisiana-Pacific Corp. 956,224
Passenger Airlines ( 0 .5% ):
20,061 Alaska Air Group, Inc.* 987,403
109,828 American Airlines Group, Inc.* 1,158,685
2,146,088
Personal Care Products ( 0 .5% ):
21,213 BellRing Brands, Inc.* 1,579,520
65,245 Coty, Inc., Class A* 356,890
9,390 elf Beauty, Inc.* 589,598
2,526,008
Pharmaceuticals ( 0 .4% ):
9,954 Jazz Pharmaceuticals plc* 1,235,789

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
22,587 Perrigo Co plc $ 633,340
1,869,129
Professional Services ( 2 .6% ):
7,355 ASGN, Inc.* 463,512
3,681 CACI International, Inc., Class A* 1,350,633
7,599 Concentrix Corp. 422,808
26,977 ExlService Holdings, Inc.* 1,273,584
8,439 Exponent, Inc. 684,065
5,874 FTI Consulting, Inc.* 963,806
26,902 Genpact, Ltd. 1,355,323
5,855 Insperity, Inc. 522,442
21,989 KBR, Inc. 1,095,272
7,463 ManpowerGroup, Inc. 431,958
9,782 Maximus, Inc. 667,035
7,808 Parsons Corp.* 462,312
7,155 Paylocity Holding Corp.* 1,340,418
8,120 Science Applications International Corp. 911,632
11,944,800
Real Estate Management & Development ( 0 .4% ):
7,805 Jones Lang LaSalle, Inc.* 1,934,937
Residential REITs ( 1 .1% ):
52,402 American Homes 4 Rent, Class A 1,981,320
31,756 Equity LifeStyle Properties, Inc. 2,118,125
37,178 Independence Realty Trust, Inc. 789,289
4,888,734
Retail REITs ( 1 .1% ):
17,866 Agree Realty Corp. 1,379,076
50,540 Brixmor Property Group, Inc. 1,341,837
36,535 Kite Realty Group Trust 817,288
31,123 NNN REIT, Inc. 1,327,396
4,865,597
Semiconductors & Semiconductor Equipment ( 2 .5% ):
21,943 Allegro MicroSystems, Inc.* 551,428
19,062 Amkor Technology, Inc. 344,260
8,856 Cirrus Logic, Inc.* 882,545
25,034 Entegris, Inc. 2,189,974
22,880 Lattice Semiconductor Corp.* 1,200,056
9,805 MACOM Technology Solutions Holdings, Inc.* 984,226
11,162 MKS Instruments, Inc. 894,634
8,199 Onto Innovation, Inc.* 994,867
9,483 Power Integrations, Inc. 478,891
17,662 Rambus, Inc.* 914,450
5,453 Silicon Laboratories, Inc.* 613,844
6,430 Synaptics, Inc.* 409,720
7,303 Universal Display Corp. 1,018,622
11,477,517
Software ( 3 .3% ):
3,829 Appfolio, Inc., Class A* 841,997
15,622 BILL Holdings, Inc.* 716,894
6,504 Blackbaud, Inc.* 403,573
7,282 Commvault Systems, Inc.* 1,148,808
33,552 Docusign, Inc.* 2,731,133
10,028 Dolby Laboratories, Inc., Class A 805,349
36,847 Dropbox, Inc., Class A* 984,183
Shares Value
Common Stocks, continued
Software, continued
49,718 Dynatrace, Inc.* $ 2,344,204
13,892 Guidewire Software, Inc.* 2,602,805
10,132 Manhattan Associates, Inc.* 1,753,241
5,999 Qualys, Inc.* 755,454
15,087,641
Specialized REITs ( 1 .7% ):
36,796 CubeSmart 1,571,557
12,644 EPR Properties 665,201
45,381 Gaming and Leisure Properties, Inc. 2,309,893
14,620 Lamar Advertising Co., Class A 1,663,464
11,843 National Storage Affiliates Trust 466,614
12,076 PotlatchDeltic Corp. 544,869
23,202 Rayonier, Inc. 646,872
7,868,470
Specialty Retail ( 3 .6% ):
8,453 Abercrombie & Fitch Co.* 645,556
4,319 AutoNation, Inc.* 699,332
34,925 Bath & Body Works, Inc. 1,058,926
10,424 Burlington Stores, Inc.* 2,484,352
27,364 Chewy, Inc., Class A* 889,604
9,601 Dick's Sporting Goods, Inc. 1,935,178
9,169 Five Below, Inc.* 686,987
17,792 Floor & Decor Holdings, Inc., Class A* 1,431,722
67,450 GameStop Corp., Class A*^ 1,505,484
36,845 Gap, Inc. (The) 759,375
4,462 Lithia Motors, Inc. 1,309,775
3,029 Murphy USA, Inc. 1,423,055
3,097 Penske Automotive Group, Inc. 445,906
2,541 RH* 595,636
21,086 Valvoline, Inc.* 734,004
16,604,892
Technology Hardware, Storage & Peripherals ( 0 .5% ):
51,449 Pure Storage, Inc., Class A* 2,277,647
Textiles, Apparel & Luxury Goods ( 1 .0% ):
19,597 Capri Holdings, Ltd.* 386,649
5,282 Columbia Sportswear Co. 399,795
9,546 Crocs, Inc.* 1,013,785
9,195 PVH Corp. 594,365
21,602 Skechers USA, Inc., Class A* 1,226,561
24,357 Under Armour, Inc., Class A* 152,231
32,187 Under Armour, Inc., Class C* 191,513
53,971 VF Corp. 837,630
4,802,529
Trading Companies & Distributors
(
1 .9% ):
6,316 Applied Industrial Technologies, Inc. 1,423,247
31,668 Core & Main, Inc., Class A* 1,529,881
5,954 GATX Corp. 924,478
7,465 MSC Industrial Direct Co., Inc. 579,806
5,779 Watsco, Inc. 2,937,466
7,380 WESCO International, Inc. 1,146,114
8,540,992

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Common Stocks, continued
Water Utilities ( 0 .4% ):
42,010 Essential Utilities, Inc. $ 1,660,655
Total Common Stocks (Cost $311,442,092) 453,323,158
Affiliated Investment Company ( 0 .6% ):
Money Market Funds ( 0 .6% ):
2,596,103 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(a)(b) 2,596,103
Total Affiliated Investment Company (Cost $2,596,103) 2,596,103
Unaffiliated Investment Company ( 0 .6% ):
Money Market Funds ( 0 .6% ):
2,820,435 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(b) 2,820,435
Total Unaffiliated Investment Company (Cost $2,820,435) 2,820,435
Total Investment Securities
(Cost $ 316,858,630 ) — 100 .5% 458,739,696
Net other assets (liabilities) — ( 0 .5 ) % (2,255,920)
Net Assets — 100.0% $ 456,483,776
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $2,600,081.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(b) The rate represents the effective yield at March 31, 2025.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini June Futures (U.S. Dollar) 6/20/25 11 $ 3,232,460 $ 41,024
$ 41,024

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (42.0%):
2,082,996 AZL Mid Cap Index Fund, Class 2 $ 42,159,844
20,189,103 AZL S&P 500 Index Fund, Class 2 458,696,414
2,609,411 AZL Small Cap Stock Index Fund, Class 2 29,538,537
530,394,795
Fixed Income Fund (41.2%):
53,040,865 AZL Enhanced Bond Index Fund 521,391,699
International Equity Fund (16.9%):
11,401,718 AZL International Index Fund, Class 2 213,212,124
Total Affiliated Investment Companies (Cost $1,236,883,539) 1,264,998,618
Total Investment Securities
(Cost $1,236,883,539 ) — 100.1% 1,264,998,618
Net other assets (liabilities) — (0 .1)% (921,076)
Net Assets — 100.0% $ 1,264,077,542

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 1 .9% ):
3,065 Airbus SE $ 540,379
356 Axon Enterprise, Inc.* 187,238
15,249 BAE Systems plc 308,512
3,845 Boeing Co. (The)* 655,765
1,669 CAE, Inc.* 41,038
94 Dassault Aviation SA 31,272
169 Elbit Systems, Ltd. 64,934
1,213 General Dynamics Corp. 330,640
206 HEICO Corp. 55,041
389 HEICO Corp., Class A 82,067
1,915 Howmet Aerospace, Inc. 248,433
439 Kongsberg Gruppen ASA 64,399
961 L3Harris Technologies, Inc. 201,147
1,848 Leonardo SpA 90,185
1,089 Lockheed Martin Corp. 486,467
6,986 Melrose Industries plc 43,046
303 MTU Aero Engines AG 104,935
724 Northrop Grumman Corp. 370,695
231 Rheinmetall AG 331,271
42,070 Rolls-Royce Holdings plc* 406,679
6,786 RTX Corp. 898,874
1,911 Saab AB, Class B 75,108
1,842 Safran SA 485,885
10,000 Singapore Technologies Engineering, Ltd. 50,334
1,018 Textron, Inc. 73,550
441 Thales SA 118,393
285 TransDigm Group, Inc. 394,238
6,740,525
Air Freight & Logistics ( 0 .4% ):
584 CH Robinson Worldwide, Inc. 59,802
5,247 Deutsche Post AG 223,939
1,027 DSV A/S 198,817
697 Expeditors International of Washington, Inc. 83,814
1,172 FedEx Corp. 285,710
1,800 SG Holdings Co., Ltd. 17,965
3,684 United Parcel Service, Inc., Class B 405,203
1,275,250
Automobile Components ( 0 .2% ):
2,400 Aisin Corp. 26,120
1,203 Aptiv plc* 71,578
3,100 Bridgestone Corp. 124,517
3,249 Cie Generale des Etablissements Michelin SCA 113,997
513 Continental AG 35,854
10,200 Denso Corp. 126,568
1,166 Magna International, Inc. 39,634
3,800 Sumitomo Electric Industries, Ltd. 63,425
601,693
Automobiles ( 1 .8% ):
1,447 Bayerische Motoren Werke AG 115,402
648 Ferrari NV 276,360
19,334 Ford Motor Co. 193,920
5,758 General Motors Co. 270,799
23,900 Honda Motor Co., Ltd. 216,866
2,100 Isuzu Motors, Ltd. 28,446
3,661 Mercedes-Benz Group AG 214,673
11,300 Nissan Motor Co., Ltd. 28,700
Shares Value
Common Stocks, continued
Automobiles, continued
950 Renault SA $ 48,271
4,535 Rivian Automotive, Inc., Class A* 56,461
9,925 Stellantis NV 111,534
3,300 Subaru Corp. 58,762
8,800 Suzuki Motor Corp. 107,309
14,778 Tesla, Inc.* 3,829,866
48,700 Toyota Motor Corp. 859,110
5,400 Yamaha Motor Co., Ltd. 43,159
6,459,638
Banks ( 6 .4% ):
2,689 ABN AMRO Bank NV 56,629
8,372 AIB Group plc 54,340
14,849 ANZ Group Holdings, Ltd.* 271,379
29,027 Banco Bilbao Vizcaya Argentaria SA 395,637
6,096 Banco BPM SpA^ 61,981
24,936 Banco de Sabadell SA 70,196
77,533 Banco Santander SA 522,171
6,561 Bank Hapoalim BM 89,002
8,380 Bank Leumi Le-Israel BM 112,804
35,049 Bank of America Corp. 1,462,595
4,624 Bank of Ireland Group plc 54,717
3,797 Bank of Montreal 362,627
6,171 Bank of Nova Scotia (The) 292,618
236 Banque Cantonale Vaudoise, Registered Shares 25,748
72,873 Barclays plc 273,593
5,248 BNP Paribas SA 437,026
20,000 BOC Hong Kong Holdings, Ltd. 80,969
5,114 BPER Banca SpA 40,114
20,039 CaixaBank SA 155,951
4,956 Canadian Imperial Bank of Commerce^ 278,816
2,800 Chiba Bank, Ltd. (The) 26,293
9,651 Citigroup, Inc. 685,125
2,140 Citizens Financial Group, Inc. 87,676
4,642 Commerzbank AG 105,368
8,514 Commonwealth Bank of Australia 808,854
4,700 Concordia Financial Group, Ltd. 30,982
6,009 Credit Agricole SA 109,225
3,705 Danske Bank A/S 121,487
9,960 DBS Group Holdings, Ltd. 341,911
4,572 DNB Bank ASA 120,319
1,741 Erste Group Bank AG 120,949
3,593 Fifth Third Bancorp 140,846
2,912 FinecoBank Banca Fineco SpA 57,688
51 First Citizens BancShares, Inc., Class A 94,560
3,900 Hang Seng Bank, Ltd. 52,991
91,453 HSBC Holdings plc 1,036,761
7,408 Huntington Bancshares, Inc. 111,194
16,443 ING Groep NV 321,868
77,645 Intesa Sanpaolo SpA 399,714
7,605 Israel Discount Bank, Ltd., Class A 52,920
9,300 Japan Post Bank Co., Ltd. 93,939
14,406 JPMorgan Chase & Co. 3,533,792
1,201 KBC Group NV 109,832
4,335 KeyCorp 69,317
313,463 Lloyds Banking Group plc 293,212
893 M&T Bank Corp. 159,624
2,528 Mediobanca Banca di Credito Finanziario SpA 47,466
56,200 Mitsubishi UFJ Financial Group, Inc. 759,095

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
859 Mizrahi Tefahot Bank, Ltd. $ 38,625
12,150 Mizuho Financial Group, Inc. 330,955
15,572 National Australia Bank, Ltd. 333,277
2,047 National Bank of Canada^ 168,964
34,369 NatWest Group plc 201,325
16,707 Nordea Bank Abp 213,624
17,800 Oversea-Chinese Banking Corp., Ltd. 227,531
2,046 PNC Financial Services Group, Inc. (The) 359,625
4,823 Regions Financial Corp. 104,804
11,000 Resona Holdings, Inc. 95,220
7,268 Royal Bank of Canada 818,780
8,658 Skandinaviska Enskilda Banken AB, Class A 142,014
3,588 Societe Generale SA 161,975
11,345 Standard Chartered plc 168,113
18,700 Sumitomo Mitsui Financial Group, Inc. 477,210
3,600 Sumitomo Mitsui Trust Group, Inc. 89,845
7,175 Svenska Handelsbanken AB, Class A 81,035
3,996 Swedbank AB, Class A 90,938
8,791 Toronto-Dominion Bank (The) 526,825
6,709 Truist Financial Corp. 276,075
7,144 UniCredit SpA 400,936
7,004 United Overseas Bank, Ltd. 197,313
7,958 US Bancorp 335,987
16,902 Wells Fargo & Co. 1,213,395
17,954 Westpac Banking Corp. 356,359
22,402,671
Beverages ( 1 .3% ):
4,459 Anheuser-Busch InBev SA/NV 274,539
6,900 Asahi Group Holdings, Ltd. 88,242
1,086 Brown-Forman Corp., Class B 36,859
524 Carlsberg AS, Class B 66,750
21,075 Coca-Cola Co. (The) 1,509,392
942 Coca-Cola Europacific Partners plc 81,982
1,283 Coca-Cola HBC AG 58,085
867 Constellation Brands, Inc., Class A 159,112
3,162 Davide Campari-Milano NV, Class M 18,563
11,480 Diageo plc 299,420
456 Heineken Holding NV 33,105
1,538 Heineken NV 125,591
5,831 Keurig Dr Pepper, Inc. 199,537
4,700 Kirin Holdings Co., Ltd. 65,163
1,022 Molson Coors Beverage Co., Class B 62,209
3,631 Monster Beverage Corp.* 212,486
6,991 PepsiCo, Inc. 1,048,231
1,058 Pernod Ricard SA 105,082
800 Suntory Beverage & Food, Ltd. 26,358
4,497 Treasury Wine Estates, Ltd. 27,501
4,498,207
Biotechnology ( 1 .7% ):
9,088 AbbVie, Inc. 1,904,118
645 Alnylam Pharmaceuticals, Inc.* 174,163
2,760 Amgen, Inc. 859,878
298 Argenx SE* 175,974
695 Biogen, Inc.* 95,104
863 BioMarin Pharmaceutical, Inc.* 61,005
2,516 CSL, Ltd. 393,524
1,000 Exact Sciences Corp.* 43,290
373 Genmab A/S* 72,827
Shares Value
Common Stocks, continued
Biotechnology, continued
6,370 Gilead Sciences, Inc. $ 713,759
1,231 Grifols SA* 10,966
740 Incyte Corp.* 44,807
1,527 Moderna, Inc.* 43,290
645 Natera, Inc.* 91,209
517 Neurocrine Biosciences, Inc.* 57,180
564 Regeneron Pharmaceuticals, Inc. 357,706
832 Swedish Orphan Biovitrum AB* 23,836
218 United Therapeutics Corp.* 67,203
1,323 Vertex Pharmaceuticals, Inc.* 641,417
365 Zealand Pharma A/S* 27,474
5,858,730
Broadline Retail ( 3 .1% ):
48,423 Amazon.com, Inc.* 9,212,960
380 Canadian Tire Corp., Ltd., Class A* 39,466
1,432 Dollarama, Inc. 153,142
2,422 eBay, Inc. 164,042
230 MercadoLibre, Inc.* 448,700
661 Next plc 95,141
1,800 Pan Pacific International Holdings Corp. 49,278
6,919 Prosus NV* 322,748
8,000 Rakuten Group, Inc.* 45,787
5,899 Wesfarmers, Ltd. 267,235
10,798,499
Building Products ( 0 .6% ):
709 A O Smith Corp. 46,340
1,200 AGC, Inc. 36,506
487 Allegion plc, ADR 63,534
5,091 Assa Abloy AB, Class B 153,037
645 Builders FirstSource, Inc.* 80,586
230 Carlisle Cos., Inc. 78,315
4,262 Carrier Global Corp. 270,211
2,292 Cie de Saint-Gobain SA 227,808
1,300 Daikin Industries, Ltd. 141,156
708 Fortune Brands Innovations, Inc. 43,103
160 Geberit AG, Registered Shares 99,917
3,399 Johnson Controls International plc 272,294
833 Kingspan Group plc 67,362
152 Lennox International, Inc. 85,246
999 Masco Corp. 69,471
7,728 Nibe Industrier AB, Class B 29,475
453 Owens Corning 64,698
52 ROCKWOOL A/S, Class B 21,584
1,152 Trane Technologies plc 388,132
2,238,775
Capital Markets ( 3 .4% ):
4,874 3i Group plc 228,279
483 Ameriprise Financial, Inc. 233,825
375 Amundi SA 29,427
988 Ares Management Corp., Class A 144,851
934 ASX, Ltd. 38,183
3,677 Bank of New York Mellon Corp. (The) 308,390
764 Blackrock, Inc.
+
723,111
3,718 Blackstone, Inc. 519,702
1,764 Brookfield Asset Management, Ltd., Class A 85,399
6,931 Brookfield Corp. 362,759
1,101 Carlyle Group, Inc. (The) 47,993

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
509 Cboe Global Markets, Inc. $ 115,182
8,831 Charles Schwab Corp. (The) 691,291
1,865 CME Group, Inc. 494,766
1,015 Coinbase Global, Inc., Class A* 174,813
6,000 Daiwa Securities Group, Inc. 40,037
9,470 Deutsche Bank AG, Registered Shares 223,624
988 Deutsche Boerse AG 291,171
2,202 EQT AB 67,346
488 Euronext NV 70,668
200 FactSet Research Systems, Inc. 90,928
1,171 Franklin Resources, Inc. 22,542
285 Futu Holdings, Ltd., ADR 29,170
1,620 Goldman Sachs Group, Inc. (The) 884,990
6,100 Hong Kong Exchanges & Clearing, Ltd. 271,368
151 IGM Financial, Inc. 4,645
560 Interactive Brokers Group, Inc. 92,730
2,891 Intercontinental Exchange, Inc. 498,697
5,200 Japan Exchange Group, Inc. 53,285
1,072 Julius Baer Group, Ltd. 74,064
3,113 KKR & Co., Inc. 359,894
2,466 London Stock Exchange Group plc 365,618
379 LPL Financial Holdings, Inc. 123,986
1,800 Macquarie Group, Ltd. 223,104
837 Moody's Corp. 389,782
6,237 Morgan Stanley 727,671
406 MSCI, Inc. 229,593
2,213 Nasdaq, Inc. 167,878
15,300 Nomura Holdings, Inc. 93,812
981 Northern Trust Corp. 96,776
397 Onex Corp. 26,572
115 Partners Group Holding AG 163,224
994 Raymond James Financial, Inc. 138,076
3,146 Robinhood Markets, Inc., Class A* 130,936
1,630 S&P Global, Inc. 828,203
1,400 SBI Holdings, Inc. 37,553
2,664 Schroders plc 12,051
477 SEI Investments Co. 37,029
3,200 Singapore Exchange, Ltd. 31,865
1,428 State Street Corp. 127,849
1,168 T. Rowe Price Group, Inc. 107,304
1,625 TMX Group, Ltd. 59,335
669 Tradeweb Markets, Inc., Class A 99,320
16,788 UBS Group AG 514,528
12,005,195
Chemicals ( 1 .6% ):
2,965 Air Liquide SA 564,191
1,165 Air Products and Chemicals, Inc. 343,582
994 Akzo Nobel NV 61,276
565 Albemarle Corp. 40,691
205 Arkema SA 15,647
6,500 Asahi Kasei Corp. 45,509
4,450 BASF SE 221,147
971 CF Industries Holdings, Inc. 75,884
3,509 Corteva, Inc. 220,821
1,032 Covestro AG* 66,276
763 Croda International plc 28,910
3,474 Dow, Inc. 121,312
1,012 DSM-Firmenich AG 100,287
2,069 DuPont de Nemours, Inc. 154,513
Shares Value
Common Stocks, continued
Chemicals, continued
588 Eastman Chemical Co. $ 51,809
1,339 Ecolab, Inc. 339,463
36 EMS-Chemie Holding AG 24,461
988 Evonik Industries AG 21,319
47 Givaudan SA, Registered Shares 202,016
2,385 ICL Group, Ltd. 13,518
1,232 International Flavors & Fragrances, Inc. 95,616
2,421 Linde plc 1,127,314
1,344 LyondellBasell Industries NV, Class A 94,618
8,000 Mitsubishi Chemical Group Corp. 39,489
3,800 Nippon Paint Holdings Co., Ltd. 28,505
1,100 Nippon Sanso Holdings Corp. 33,244
3,500 Nitto Denko Corp. 64,515
1,777 Novonesis (Novozymes) B 103,573
2,481 Nutrien, Ltd.^ 123,145
1,273 PPG Industries, Inc. 139,203
615 RPM International, Inc. 71,143
1,220 Sherwin-Williams Co. (The) 426,012
9,000 Shin-Etsu Chemical Co., Ltd. 256,450
751 Sika AG, Registered Shares 181,953
456 Syensqo SA 31,197
798 Symrise AG 82,642
6,300 Toray Industries, Inc. 43,028
179 Westlake Corp. 17,905
1,092 Yara International ASA 33,081
5,705,265
Commercial Services & Supplies ( 0 .7% ):
6,902 Brambles, Ltd. 86,803
1,848 Cintas Corp. 379,819
4,550 Copart, Inc.* 257,485
2,200 Dai Nippon Printing Co., Ltd. 31,228
1,877 Element Fleet Management Corp. 37,321
1,105 GFL Environmental, Inc. 53,380
1,016 RB Global, Inc. 101,981
12,446 Rentokil Initial plc 56,234
1,130 Republic Services, Inc. 273,641
1,446 Rollins, Inc. 78,127
2,400 Secom Co., Ltd. 81,724
2,676 Securitas AB, Class B 37,868
1,600 TOPPAN Holdings, Inc. 43,715
1,191 Veralto Corp. 116,063
1,294 Waste Connections, Inc. 252,576
2,070 Waste Management, Inc. 479,226
2,367,191
Communications Equipment ( 0 .7% ):
5,451 Arista Networks, Inc.* 422,344
20,314 Cisco Systems, Inc. 1,253,577
268 F5, Inc.* 71,360
1,798 Juniper Networks, Inc. 65,070
870 Motorola Solutions, Inc. 380,895
28,106 Nokia Oyj 148,202
15,367 Telefonaktiebolaget LM Ericsson, Class B 119,256
2,460,704
Construction & Engineering ( 0 .4% ):
920 ACS Actividades de Construccion y Servicios SA* 52,470
779 AECOM 72,237
977 Bouygues SA 38,522

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
382 Eiffage SA $ 44,541
243 EMCOR Group, Inc. 89,820
2,271 Ferrovial SE 101,644
1,700 Kajima Corp. 34,716
3,200 Obayashi Corp. 42,550
779 Quanta Services, Inc. 198,006
1,831 Skanska AB, Class B* 40,487
534 Stantec, Inc. 44,267
1,100 Taisei Corp. 48,690
2,538 Vinci SA 320,692
641 WSP Global, Inc. 108,790
1,237,432
Construction Materials ( 0 .3% ):
3,439 CRH plc 302,529
646 Heidelberg Materials AG 110,523
2,685 Holcim AG 288,900
2,261 James Hardie Industries plc*^ 53,624
333 Martin Marietta Materials, Inc. 159,217
652 Vulcan Materials Co. 152,111
1,066,904
Consumer Finance ( 0 .4% ):
1,378 Ally Financial, Inc. 50,256
2,880 American Express Co. 774,864
1,962 Capital One Financial Corp. 351,786
1,245 Discover Financial Services 212,521
1 Isracard, Ltd. 3
2,083 Synchrony Financial 110,274
1,499,704
Consumer Staples Distribution & Retail ( 1 .9% ):
3,200 Aeon Co., Ltd. 80,192
2,104 Albertsons Cos., Inc., Class A 46,267
3,954 Alimentation Couche-Tard, Inc. 195,021
2,172 Carrefour SA 31,146
7,170 Coles Group, Ltd.* 87,645
2,270 Costco Wholesale Corp. 2,146,921
1,052 Dollar General Corp. 92,502
1,171 Dollar Tree, Inc.* 87,907
787 Empire Co., Ltd. 26,390
236 George Weston, Ltd. 40,238
9,589 J Sainsbury plc 29,157
1,662 Jeronimo Martins SGPS SA 35,301
1,609 Kesko Oyj, Class B 32,922
1,000 Kobe Bussan Co., Ltd. 23,500
4,643 Koninklijke Ahold Delhaize NV 173,565
3,635 Kroger Co. (The) 246,053
839 Loblaw Cos., Ltd. 117,585
7,302 Marks & Spencer Group plc 33,596
1,300 MatsukiyoCocokara & Co. 20,349
1,126 Metro, Inc. 78,309
11,800 Seven & i Holdings Co., Ltd. 171,511
2,495 Sysco Corp. 187,225
2,385 Target Corp. 248,899
32,988 Tesco plc 141,694
4,484 Walgreens Boots Alliance, Inc. 50,086
22,545 Walmart, Inc. 1,979,226
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
6,603 Woolworths Group, Ltd. $ 122,287
6,525,494
Containers & Packaging ( 0 .2% ):
6,765 Amcor plc 65,620
446 Avery Dennison Corp. 79,375
1,528 Ball Corp. 79,563
681 CCL Industries, Inc. 33,267
545 Crown Holdings, Inc. 48,647
2,598 International Paper Co. 138,603
470 Packaging Corp. of America 93,069
1,420 SIG Group AG 26,246
1,370 Smurfit WestRock plc 61,519
1,467 Smurfit WestRock plc, ADR 66,103
692,012
Distributors ( 0 .1% ):
91 D'ieteren Group 15,677
769 Genuine Parts Co. 91,619
1,367 LKQ Corp. 58,152
210 Pool Corp. 66,853
232,301
Diversified Consumer Services ( 0 .0%
†
):
3,287 Pearson plc 51,928
Diversified REITs ( 0 .1% ):
11,976 GPT Group (The) 32,768
4,133 Land Securities Group plc 29,366
9,485 Stockland 29,190
1,190 WP Carey, Inc. 75,101
166,425
Diversified Telecommunication Services ( 1 .1% ):
36,597 AT&T, Inc. 1,034,963
113 BCE, Inc.^ 2,594
31,577 BT Group plc 67,794
2,916 Cellnex Telecom SA 103,498
18,012 Deutsche Telekom AG 666,897
937 Elisa Oyj 45,653
20,000 HKT Trust & HKT, Ltd. 26,759
2,027 Infrastrutture Wireless Italiane SpA 21,460
19,439 Koninklijke KPN NV 82,291
146,100 Nippon Telegraph & Telephone Corp. 141,135
9,152 Orange SA 118,655
717 Quebecor, Inc., Class B 18,093
35,300 Singapore Telecommunications, Ltd. 89,523
124 Swisscom AG, Registered Shares 71,412
8,243 Telecom Italia SpA/Milano* 2,787
22,480 Telefonica SA 105,771
3,268 Telenor ASA 46,712
11,109 Telia Co. AB 40,104
22,435 Telstra Group, Ltd. 59,133
3,112 TELUS Corp. 44,639
21,700 Verizon Communications, Inc. 984,312
3,774,185
Electric Utilities ( 1 .6% ):
35 Acciona SA 4,583
1,338 Alliant Energy Corp. 86,100

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities, continued
2,714 American Electric Power Co., Inc. $ 296,559
165 BKW AG 28,959
4,300 Chubu Electric Power Co., Inc. 46,644
3,500 CK Infrastructure Holdings, Ltd. 20,962
7,500 CLP Holdings, Ltd. 61,138
1,617 Constellation Energy Corp. 326,036
3,884 Duke Energy Corp. 473,731
2,015 Edison International 118,724
15,813 EDP - Energias de Portugal SA 53,454
1,347 Emera, Inc. 56,739
1,281 Endesa SA 33,921
43,909 Enel SpA 356,145
2,266 Entergy Corp. 193,720
1,049 Evergy, Inc. 72,329
1,693 Eversource Energy 105,152
5,014 Exelon Corp. 231,045
2,934 FirstEnergy Corp. 118,592
2,376 Fortis, Inc. 108,240
1,820 Fortum Oyj^ 29,834
1,632 Hydro One, Ltd. 54,884
29,814 Iberdrola SA 481,940
3,600 Kansai Electric Power Co., Inc. (The) 42,574
10,593 NextEra Energy, Inc. 750,938
1,053 NRG Energy, Inc. 100,519
9,164 Origin Energy, Ltd. 60,599
976 Orsted AS* 42,975
10,283 PG&E Corp. 176,662
6,500 Power Assets Holdings, Ltd. 38,926
3,541 PPL Corp. 127,866
1,850 Redeia Corp. SA 37,147
5,621 Southern Co. (The) 516,851
5,945 SSE plc* 122,315
7,914 Terna - Rete Elettrica Nazionale 71,626
453 Verbund AG 32,134
2,965 Xcel Energy, Inc. 209,892
5,690,455
Electrical Equipment ( 1 .1% ):
8,015 ABB, Ltd., Registered Shares 414,880
1,166 AMETEK, Inc. 200,715
1,996 Eaton Corp. plc 542,573
2,870 Emerson Electric Co. 314,667
700 Fuji Electric Co., Ltd. 29,730
1,400 Fujikura, Ltd. 51,455
1,431 GE Vernova, Inc. 436,856
284 Hubbell, Inc. 93,978
1,407 Legrand SA 148,965
9,600 Mitsubishi Electric Corp. 175,304
4,100 NIDEC Corp. 68,661
1,430 Prysmian SpA 78,487
552 Rockwell Automation, Inc. 142,626
2,822 Schneider Electric SE 653,183
3,161 Siemens Energy AG* 184,554
1,758 Vertiv Holdings Co., Class A 126,928
5,803 Vestas Wind Systems A/S* 80,030
3,743,592
Electronic Equipment, Instruments & Components ( 0 .7% ):
6,032 Amphenol Corp., Class A 395,639
732 CDW Corp. 117,310
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
598 Celestica, Inc.* $ 47,178
4,246 Corning, Inc. 194,382
2,146 Halma plc 71,759
9,750 Hexagon AB, Class B 104,516
585 Jabil, Inc. 79,601
900 Keyence Corp. 353,304
906 Keysight Technologies, Inc.* 135,692
6,700 Kyocera Corp. 75,514
8,400 Murata Manufacturing Co., Ltd. 130,617
800 Omron Corp. 22,541
1,400 Shimadzu Corp. 35,020
10,500 TDK Corp. 109,624
1,561 TE Connectivity PLC 220,601
233 Teledyne Technologies, Inc.* 115,966
1,261 Trimble, Inc.* 82,785
1,200 Yokogawa Electric Corp. 23,311
282 Zebra Technologies Corp.* 79,682
2,395,042
Energy Equipment & Services ( 0 .2% ):
5,202 Baker Hughes Co. 228,628
4,240 Halliburton Co. 107,569
7,072 Schlumberger NV 295,610
2,056 Tenaris SA 40,165
671,972
Entertainment ( 1 .5% ):
5,483 Bollore SE 32,142
1,500 Capcom Co., Ltd. 36,991
1,235 Electronic Arts, Inc. 178,482
500 Konami Group Corp. 59,064
1,123 Liberty Media Corp.-Liberty Formula One, ADR* 101,081
868 Live Nation Entertainment, Inc.* 113,344
2,195 Netflix, Inc.* 2,046,903
1,400 Nexon Co., Ltd. 19,139
5,700 Nintendo Co., Ltd. 388,846
2,410 ROBLOX Corp., Class A* 140,479
702 Roku, Inc.* 49,449
2,016 Sea, Ltd., ADR* 263,068
791 Spotify Technology SA* 435,074
868 Take-Two Interactive Software, Inc.* 179,893
600 Toho Co., Ltd. 29,795
4,101 Universal Music Group NV 113,020
9,327 Walt Disney Co. (The) 920,575
11,835 Warner Bros Discovery, Inc.* 126,990
5,234,335
Financial Services ( 3 .4% ):
108 Adyen NV* 165,063
2,010 Apollo Global Management, Inc. 275,249
6,802 Berkshire Hathaway, Inc., Class B* 3,622,609
2,960 Block, Inc.* 160,817
1,482 Edenred SE 48,353
1,691 Equitable Holdings, Inc. 88,084
158 Eurazeo SE 11,719
541 EXOR NV 49,223
2,768 Fidelity National Information Services, Inc. 206,714
2,945 Fiserv, Inc.* 650,344
1,296 Global Payments, Inc. 126,904
576 Groupe Bruxelles Lambert NV 43,063

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
885 Industrivarden AB, Class A $ 32,575
840 Industrivarden AB, Class C 30,903
8,654 Investor AB, Class B 258,419
426 Jack Henry & Associates, Inc. 77,788
418 L E Lundbergforetagen AB, Class B 20,983
15,826 M&G plc 40,793
4,194 Mastercard, Inc., Class A 2,298,815
4,100 Mitsubishi HC Capital, Inc. 27,583
4,062 Nexi SpA* 21,628
6,500 ORIX Corp. 134,498
4,963 PayPal Holdings, Inc.* 323,836
67 Sofina SA 17,138
1,929 Toast, Inc., Class A* 63,985
8,836 Visa, Inc., Class A 3,096,665
985 Washington H Soul Pattinson & Co., Ltd.^ 21,435
4,104 Wise plc, Class A* 50,249
11,965,435
Food Products ( 1 .1% ):
4,600 Ajinomoto Co., Inc. 90,993
2,453 Archer-Daniels-Midland Co. 117,769
1,870 Associated British Foods plc 46,245
23 Barry Callebaut AG, Registered Shares 30,513
822 Bunge Global SA 62,817
5 Chocoladefabriken Lindt & Spruengli AG, Class PC^ 67,500
2,472 Conagra Brands, Inc. 65,928
3,408 Danone SA 261,124
2,732 General Mills, Inc. 163,346
714 Hershey Co. (The) 122,115
1,634 Hormel Foods Corp. 50,556
476 JDE Peet's NV 10,459
512 JM Smucker Co. (The) 60,626
1,370 Kellanova 113,011
876 Kerry Group plc, Class A 91,828
4,500 Kikkoman Corp. 43,332
4,422 Kraft Heinz Co. (The) 134,561
1,213 McCormick & Co., Inc. 99,842
1,600 MEIJI Holdings Co., Ltd. 34,635
6,765 Mondelez International, Inc., Class A 459,005
2,304 Mowi ASA 42,942
13,478 Nestle SA, Registered Shares 1,363,305
900 Nissin Foods Holdings Co., Ltd. 18,329
3,513 Orkla ASA 38,587
461 Salmar ASA 22,176
1,273 Saputo, Inc. 21,967
954 The Campbell's Company 38,084
1,512 Tyson Foods, Inc., Class A 96,481
41,033 WH Group, Ltd. 37,731
10,600 Wilmar International, Ltd. 26,313
1,800 Yakult Honsha Co., Ltd. 34,184
3,866,304
Gas Utilities ( 0 .1% ):
1,573 AltaGas, Ltd. 43,148
8,525 APA Group* 42,167
802 Atmos Energy Corp. 123,973
56,117 Hong Kong & China Gas Co., Ltd. 48,336
2,200 Osaka Gas Co., Ltd. 49,825
10,274 Snam SpA 53,295
Shares Value
Common Stocks, continued
Gas Utilities, continued
1,700 Tokyo Gas Co., Ltd. $ 54,051
414,795
Ground Transportation ( 0 .9% ):
2,758 Canadian National Railway Co. 268,421
4,831 Canadian Pacific Kansas City, Ltd. 339,066
4,500 Central Japan Railway Co. 85,718
9,638 CSX Corp. 283,646
4,700 East Japan Railway Co. 92,670
8,772 Grab Holdings, Ltd.* 39,737
1,400 Hankyu Hanshin Holdings, Inc. 37,593
423 JB Hunt Transport Services, Inc. 62,583
10,500 MTR Corp., Ltd. 34,462
1,162 Norfolk Southern Corp. 275,220
982 Old Dominion Freight Line, Inc. 162,472
395 TFI International, Inc. 30,586
2,900 Tokyu Corp. 32,647
9,610 Uber Technologies, Inc.* 700,185
612 U-Haul Holding Co. 36,218
3,134 Union Pacific Corp. 740,376
1,900 West Japan Railway Co. 37,051
3,258,651
Health Care Equipment & Supplies ( 2 .2% ):
8,886 Abbott Laboratories 1,178,728
2,569 Alcon AG 242,587
346 Align Technology, Inc.* 54,966
2,628 Baxter International, Inc. 89,956
1,500 Becton Dickinson & Co. 343,590
245 BioMerieux 30,275
7,475 Boston Scientific Corp.* 754,078
364 Cochlear, Ltd. 59,925
597 Coloplast A/S, Class B 62,781
961 Cooper Cos., Inc. (The)* 81,060
522 Demant A/S* 17,553
1,984 Dexcom, Inc.* 135,487
55 DiaSorin SpA 5,447
3,155 Edwards Lifesciences Corp.* 228,674
1,525 EssilorLuxottica SA* 438,678
3,102 Fisher & Paykel Healthcare Corp., Ltd. 59,190
2,260 GE HealthCare Technologies, Inc. 182,405
1,245 Hologic, Inc.* 76,904
1,800 Hoya Corp. 203,075
412 IDEXX Laboratories, Inc.* 173,019
394 Insulet Corp.* 103,468
1,835 Intuitive Surgical, Inc.* 908,820
3,786 Koninklijke Philips NV* 96,181
6,460 Medtronic plc 580,496
6,100 Olympus Corp. 80,132
775 ResMed, Inc. 173,484
1,391 Siemens Healthineers AG 74,627
3,943 Smith & Nephew plc 55,449
272 Sonova Holding AG 79,307
523 STERIS plc 118,538
585 Straumann Holding AG, Class R 70,669
1,742 Stryker Corp. 648,460
2,200 Sysmex Corp. 41,860
7,200 Terumo Corp. 135,197

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,015 Zimmer Biomet Holdings, Inc. $ 114,878
7,699,944
Health Care Providers & Services ( 1 .7% ):
845 Amplifon SpA 17,088
1,205 Cardinal Health, Inc. 166,013
867 Cencora, Inc. 241,104
2,459 Centene Corp.* 149,286
1,447 Cigna Group (The) 476,063
6,459 CVS Health Corp. 437,597
278 DaVita, Inc.* 42,526
1,164 Elevance Health, Inc. 506,293
969 Fresenius Medical Care AG 47,852
2,178 Fresenius SE & Co. KGaA* 92,841
996 HCA Healthcare, Inc. 344,168
610 Humana, Inc. 161,406
453 Labcorp Holdings, Inc. 105,431
658 McKesson Corp. 442,827
277 Molina Healthcare, Inc.* 91,241
617 Quest Diagnostics, Inc. 104,396
838 Solventum Corp.* 63,722
2,275 Sonic Healthcare, Ltd. 36,685
4,720 UnitedHealth Group, Inc. 2,472,100
288 Universal Health Services, Inc., Class B 54,115
6,052,754
Health Care REITs ( 0 .2% ):
3,283 Healthpeak Properties, Inc. 66,382
2,176 Ventas, Inc. 149,622
3,212 Welltower, Inc. 492,111
708,115
Health Care Technology ( 0 .1% ):
1,400 M3, Inc. 16,033
312 Pro Medicus, Ltd. 39,419
790 Veeva Systems, Inc., Class A* 182,988
238,440
Hotel & Resort REITs ( 0 .0%
†
):
3,213 Host Hotels & Resorts, Inc. 45,657
Hotels, Restaurants & Leisure ( 1 .9% ):
1,023 Accor SA 46,698
2,270 Airbnb, Inc., Class A* 271,174
2,292 Amadeus IT Group SA 175,627
2,861 Aristocrat Leisure, Ltd. 115,513
169 Booking Holdings, Inc. 778,568
5,549 Carnival Corp.* 108,372
7,043 Chipotle Mexican Grill, Inc.* 353,629
8,482 Compass Group plc 279,984
632 Darden Restaurants, Inc. 131,304
858 Delivery Hero SE* 20,358
170 Domino's Pizza, Inc. 78,106
1,803 DoorDash, Inc., Class A* 329,534
2,081 DraftKings, Inc.* 69,110
4,276 Entain plc 32,213
812 Evolution AB 60,596
680 Expedia Group, Inc. 114,308
938 Flutter Entertainment plc* 207,564
13,000 Galaxy Entertainment Group, Ltd. 51,058
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
24,200 Genting Singapore, Ltd. $ 13,400
1,219 Hilton Worldwide Holdings, Inc. 277,383
281 Hyatt Hotels Corp., Class A 34,422
868 InterContinental Hotels Group plc 93,400
397 La Francaise des Jeux 12,479
1,870 Las Vegas Sands Corp. 72,238
8,492 Lottery Corp., Ltd. (The) 25,351
1,179 Marriott International, Inc., Class A 280,838
3,661 McDonald's Corp. 1,143,587
1,062 MGM Resorts International* 31,478
5,400 Oriental Land Co., Ltd. 106,279
1,590 Restaurant Brands International, Inc. 105,958
1,247 Royal Caribbean Cruises, Ltd. 256,184
15,600 Sands China, Ltd.* 31,417
370 Sodexo SA 23,769
5,745 Starbucks Corp. 563,527
808 Whitbread plc 25,689
551 Wynn Resorts, Ltd. 46,009
1,488 Yum! Brands, Inc. 234,152
6,601,276
Household Durables ( 0 .5% ):
6,179 Barratt Redrow plc 33,971
1,538 D.R. Horton, Inc. 195,526
814 Garmin, Ltd. 176,744
1,302 Lennar Corp., Class A 149,443
16 NVR, Inc.* 115,910
11,700 Panasonic Holdings Corp. 140,172
1,131 PulteGroup, Inc. 116,267
2,100 Sekisui Chemical Co., Ltd. 35,790
2,600 Sekisui House, Ltd. 58,155
31,600 Sony Group Corp. 805,007
1,826,985
Household Products ( 0 .9% ):
1,177 Church & Dwight Co., Inc. 129,576
631 Clorox Co. (The) 92,915
3,897 Colgate-Palmolive Co. 365,149
3,373 Essity AB, Class B 95,905
659 Henkel AG & Co. KGaA 47,458
1,754 Kimberly-Clark Corp. 249,454
12,103 Procter & Gamble Co. (The) 2,062,593
3,513 Reckitt Benckiser Group plc 237,347
4,800 Unicharm Corp. 38,184
3,318,581
Independent Power and Renewable Electricity Producers
( 0 .1% ):
787 Brookfield Renewable Corp. 21,971
2,070 EDP Renovaveis SA* 17,263
7,411 Meridian Energy, Ltd. 23,577
3,301 RWE AG 117,890
1,708 Vistra Corp. 200,587
381,288
Industrial Conglomerates ( 1 .1% ):
2,742 3M Co. 402,690
14,000 CK Hutchison Holdings, Ltd. 79,137
377 DCC plc 25,164
5,573 General Electric Co. 1,115,436

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
100 Hikari Tsushin, Inc. $ 25,782
23,800 Hitachi, Ltd. 551,069
3,344 Honeywell International, Inc. 708,092
1,007 Investment AB Latour, Class B 27,469
1,100 Jardine Matheson Holdings, Ltd.* 46,496
7,700 Keppel, Ltd. 39,395
1,031 Lifco AB, Class B 36,511
3,881 Siemens AG, Registered Shares 890,329
1,653 Smiths Group plc 41,393
3,988,963
Industrial REITs ( 0 .2% ):
19,644 CapitaLand Ascendas REIT 38,918
10,438 Goodman Group 187,674
4,784 Prologis, Inc. 534,803
7,464 Segro plc 66,603
827,998
Insurance ( 3 .5% ):
1,160 Admiral Group plc 42,857
6,025 Aegon, Ltd. 39,626
2,689 Aflac, Inc. 298,990
810 Ageas SA/NV 48,661
54,600 AIA Group, Ltd. 412,746
1,959 Allianz SE, Registered Shares
+
746,820
1,391 Allstate Corp. (The) 288,034
355 American Financial Group, Inc. 46,626
3,141 American International Group, Inc. 273,079
992 Aon plc, Class A 395,897
2,057 Arch Capital Group, Ltd. 197,842
1,260 Arthur J. Gallagher & Co. 435,002
708 ASR Nederland NV 40,749
291 Assurant, Inc. 61,037
13,581 Aviva plc 97,853
9,242 AXA SA 394,507
296 Baloise Holding AG, Registered Shares 62,155
1,172 Brown & Brown, Inc. 145,797
1,933 Chubb, Ltd. 583,747
840 Cincinnati Financial Corp. 124,085
19,600 Dai-ichi Life Holdings, Inc. 149,232
141 Erie Indemnity Co., Class A 59,086
228 Everest Group, Ltd. 82,839
103 Fairfax Financial Holdings, Ltd. 148,880
1,192 Fidelity National Financial, Inc. 77,575
4,881 Generali 171,467
673 Gjensidige Forsikring ASA 15,492
1,253 Great-West Lifeco, Inc. 49,096
286 Hannover Rueck SE 84,895
1,506 Hartford Insurance Group, Inc. (The) 186,337
447 iA Financial Corp., Inc. 42,454
12,708 Insurance Australia Group, Ltd. 61,572
908 Intact Financial Corp. 185,531
11,100 Japan Post Holdings Co., Ltd. 110,896
600 Japan Post Insurance Co., Ltd. 12,171
28,760 Legal & General Group plc 90,713
1,019 Loews Corp. 93,656
9,202 Manulife Financial Corp. 286,759
65 Markel Group, Inc.* 121,525
2,514 Marsh & McLennan Cos., Inc. 613,491
17,323 Medibank Pvt, Ltd. 48,169
Shares Value
Common Stocks, continued
Insurance, continued
3,044 MetLife, Inc. $ 244,403
6,900 MS&AD Insurance Group Holdings, Inc. 149,489
699 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 440,559
1,547 NN Group NV 86,098
3,380 Phoenix Group Holdings plc 25,054
2,955 Poste Italiane SpA 52,639
2,922 Power Corp. of Canada^ 103,323
1,148 Principal Financial Group, Inc. 96,857
2,979 Progressive Corp. (The) 843,087
1,847 Prudential Financial, Inc. 206,273
14,456 Prudential plc* 155,935
8,713 QBE Insurance Group, Ltd. 119,992
11,535 Sampo Oyj, A Shares 110,465
4,500 Sompo Holdings, Inc. 136,430
3,017 Sun Life Financial, Inc. 172,688
6,028 Suncorp Group, Ltd. 72,975
157 Swiss Life Holding AG 143,041
1,595 Swiss Re AG 270,806
2,100 T&D Holdings, Inc. 44,738
9,100 Tokio Marine Holdings, Inc. 351,012
1,198 Travelers Cos., Inc. (The) 316,823
1,645 Tryg A/S 39,158
1,567 W R Berkley Corp. 111,508
499 Willis Towers Watson plc 168,637
758 Zurich Insurance Group AG 528,851
12,418,787
Interactive Media & Services ( 4 .4% ):
29,895 Alphabet, Inc., Class A 4,622,963
25,485 Alphabet, Inc., Class C 3,981,521
4,250 Auto Trader Group plc 40,995
1,633 CAR Group, Ltd.* 32,433
12,600 LY Corp. 42,612
11,155 Meta Platforms, Inc., Class A 6,429,296
3,329 Pinterest, Inc., Class A* 103,199
296 REA Group, Ltd. 40,981
339 Reddit, Inc., Class A* 35,561
483 Scout24 SE 50,340
5,042 Snap, Inc., Class A* 43,916
15,423,817
IT Services ( 1 .4% ):
3,193 Accenture plc, Class A 996,344
866 Akamai Technologies, Inc.* 69,713
856 Capgemini SE 127,990
1,032 CGI, Inc. 103,035
1,528 Cloudflare, Inc., Class A* 172,190
2,593 Cognizant Technology Solutions Corp., Class A 198,365
273 EPAM Systems, Inc.* 46,093
8,600 Fujitsu, Ltd. 170,988
402 Gartner, Inc.* 168,736
771 GoDaddy, Inc., Class A* 138,888
4,703 International Business Machines Corp. 1,169,448
349 MongoDB, Inc.* 61,215
6,000 NEC Corp. 127,351
1,920 Nomura Research Institute, Ltd. 62,316
3,400 NTT Data Group Corp. 61,461
1,700 Obic Co., Ltd. 49,058
751 Okta, Inc.* 79,020

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
1,000 Otsuka Corp. $ 21,670
900 SCSK Corp. 22,212
6,192 Shopify, Inc., Class A* 589,120
1,577 Snowflake, Inc., Class A* 230,494
800 TIS, Inc. 22,098
780 Twilio, Inc., Class A* 76,370
415 VeriSign, Inc.* 105,356
301 Wix.com, Ltd.* 49,177
4,918,708
Leisure Products ( 0 .0%
†
):
3,200 Bandai Namco Holdings, Inc. 107,269
400 Shimano, Inc. 56,152
163,421
Life Sciences Tools & Services ( 0 .8% ):
1,474 Agilent Technologies, Inc. 172,429
3,558 Avantor, Inc.* 57,675
108 Bio-Rad Laboratories, Inc., Class A* 26,305
718 Bio-Techne Corp. 42,096
3,278 Danaher Corp. 671,990
702 Eurofins Scientific SE 37,402
775 Illumina, Inc.* 61,489
932 IQVIA Holdings, Inc.* 164,312
363 Lonza Group AG, Registered Shares 223,468
107 Mettler-Toledo International, Inc.* 126,357
1,129 Qiagen NV* 44,800
700 Revvity, Inc. 74,060
104 Sartorius Stedim Biotech 20,681
1,951 Thermo Fisher Scientific, Inc. 970,818
311 Waters Corp.* 114,625
374 West Pharmaceutical Services, Inc. 83,731
2,892,238
Machinery ( 1 .9% ):
1,646 Alfa Laval AB 70,514
2,150 Alstom SA* 47,594
14,023 Atlas Copco AB, Class A 224,772
8,445 Atlas Copco AB, Class B 119,124
2,485 Caterpillar, Inc. 819,553
4,485 CNH Industrial NV 55,088
703 Cummins, Inc. 220,348
1,300 Daifuku Co., Ltd. 31,726
2,626 Daimler Truck Holding AG 105,554
1,320 Deere & Co. 619,542
689 Dover Corp. 121,044
3,076 Epiroc AB, Class A 62,155
2,340 Epiroc AB, Class B 41,357
4,800 FANUC Corp. 131,016
1,873 Fortive Corp. 137,066
952 GEA Group AG 57,591
820 Graco, Inc. 68,478
600 Hoshizaki Corp. 23,144
399 IDEX Corp. 72,207
1,538 Illinois Tool Works, Inc. 381,439
1,318 Indutrade AB 36,638
2,069 Ingersoll Rand, Inc. 165,582
395 Knorr-Bremse AG 35,782
4,200 Komatsu, Ltd. 121,895
1,603 Kone Oyj, Class B 88,687
Shares Value
Common Stocks, continued
Machinery, continued
5,700 Kubota Corp. $ 69,992
1,500 Makita Corp. 49,789
3,536 Metso Oyj 36,577
2,300 MINEBEA MITSUMI, Inc. 33,588
16,100 Mitsubishi Heavy Industries, Ltd. 275,170
254 Nordson Corp. 51,237
1,999 Otis Worldwide Corp. 206,297
2,724 PACCAR, Inc. 265,236
641 Parker-Hannifin Corp. 389,632
930 Pentair plc 81,356
32 Rational AG 26,512
5,387 Sandvik AB 113,686
204 Schindler Holding AG, Class PC 63,748
110 Schindler Holding AG, Registered Shares 33,268
1,412 SKF AB, B Shares 28,683
300 SMC Corp. 106,764
261 Snap-on, Inc. 87,960
405 Spirax Group plc 32,611
702 Stanley Black & Decker, Inc. 53,970
7,500 Techtronic Industries Co., Ltd. 90,332
800 Toyota Industries Corp. 68,284
1,285 Trelleborg AB, Class B 47,953
144 VAT Group AG 52,047
7,882 Volvo AB, Class B 231,896
2,720 Wartsila OYJ Abp 48,552
841 Westinghouse Air Brake Technologies Corp. 152,515
1,229 Xylem, Inc. 146,816
900 Yaskawa Electric Corp. 22,580
6,724,947
Marine Transportation ( 0 .1% ):
7 AP Moller - Maersk A/S, Class A 12,007
24 AP Moller - Maersk A/S, Class B 41,999
2,400 Kawasaki Kisen Kaisha, Ltd. 32,438
272 Kuehne + Nagel International AG, Class R 62,992
2,100 Mitsui OSK Lines, Ltd. 72,866
2,400 Nippon Yusen KK 79,034
4,000 SITC International Holdings Co., Ltd. 10,873
312,209
Media ( 0 .4% ):
494 Charter Communications, Inc., Class A* 182,054
19,467 Comcast Corp., Class A 718,332
1,300 Dentsu Group, Inc. 28,625
1,152 Fox Corp., Class A 65,203
566 Fox Corp., Class B 29,834
7,102 Informa plc 71,030
1,603 Interpublic Group of Cos., Inc. (The) 43,538
1,746 News Corp., Class A 47,526
959 Omnicom Group, Inc. 79,511
1,262 Publicis Groupe SA 118,901
2,334 Trade Desk, Inc. (The), Class A* 127,716
5,465 WPP plc 41,290
1,553,560
Metals & Mining ( 1 .2% ):
2,550 Agnico Eagle Mines, Ltd. 276,302
6,619 Anglo American plc 185,776
1,719 Antofagasta plc 37,541
2,946 ArcelorMittal SA 85,081

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
9,439 Barrick Gold Corp. $ 183,283
25,468 BHP Group, Ltd. 617,519
1,746 BlueScope Steel, Ltd. 23,335
1,507 Boliden AB 49,361
4,279 First Quantum Minerals, Ltd.* 57,543
8,268 Fortescue, Ltd. 79,954
951 Franco-Nevada Corp. 149,586
7,572 Freeport-McMoRan, Inc. 286,676
54,720 Glencore plc 201,257
2,745 Ivanhoe Mines, Ltd.* 23,312
3,100 JFE Holdings, Inc. 37,929
5,885 Kinross Gold Corp. 74,150
4,089 Lundin Mining Corp. 33,135
5,996 Newmont Corp. 289,487
4,300 Nippon Steel Corp. 91,807
6,687 Norsk Hydro ASA 39,023
5,989 Northern Star Resources, Ltd.* 69,136
1,181 Nucor Corp. 142,122
1,988 Pan American Silver Corp. 51,354
257 Reliance, Inc. 74,209
5,835 Rio Tinto plc 348,765
1,925 Rio Tinto, Ltd. 139,944
23,062 South32, Ltd. 46,531
693 Steel Dynamics, Inc. 86,680
1,100 Sumitomo Metal Mining Co., Ltd. 23,907
2,582 Teck Resources, Ltd., Class B 94,064
2,182 Wheaton Precious Metals Corp. 169,340
4,068,109
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .0%
†
):
2,383 Annaly Capital Management, Inc. 48,399
Multi-Utilities ( 0 .7% ):
1,357 Ameren Corp. 136,243
993 Canadian Utilities, Ltd., Class A 25,534
3,235 CenterPoint Energy, Inc. 117,204
31,540 Centrica plc 60,939
1,619 CMS Energy Corp. 121,603
1,791 Consolidated Edison, Inc. 198,067
4,287 Dominion Energy, Inc. 240,372
1,075 DTE Energy Co. 148,640
12,177 E.ON SE 183,748
9,789 Engie SA 190,729
25,113 National Grid plc 327,117
2,232 NiSource, Inc. 89,481
2,566 Public Service Enterprise Group, Inc. 211,182
3,144 Sempra 224,356
3,335 Veolia Environnement SA 114,617
1,545 WEC Energy Group, Inc. 168,374
2,558,206
Office REITs ( 0 .1% ):
720 Alexandria Real Estate Equities, Inc. 66,607
861 BXP, Inc. 57,851
316 Covivio SA* 17,751
236 Gecina SA 22,231
50 Nippon Building Fund, Inc. 42,477
206,917
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels ( 3 .9% ):
1,797 Aker BP ASA $ 42,602
2,696 ARC Resources, Ltd. 54,205
82,967 BP plc 467,872
2,136 Cameco Corp. 87,940
10,697 Canadian Natural Resources, Ltd. 329,184
6,575 Cenovus Energy, Inc. 91,389
1,157 Cheniere Energy, Inc. 267,730
8,736 Chevron Corp. 1,461,445
6,619 ConocoPhillips 695,127
3,642 Coterra Energy, Inc. 105,254
3,404 Devon Energy Corp. 127,310
939 Diamondback Energy, Inc. 150,127
11,234 Enbridge, Inc. 497,250
13,450 ENEOS Holdings, Inc. 70,572
12,101 Eni SpA^ 186,876
2,854 EOG Resources, Inc. 365,997
3,063 EQT Corp. 163,656
4,386 Equinor ASA 116,216
1,050 Expand Energy Corp. 116,886
22,489 Exxon Mobil Corp. 2,674,617
2,144 Galp Energia SGPS SA 37,697
1,364 Hess Corp. 217,872
4,610 Idemitsu Kosan Co., Ltd. 32,480
1,025 Imperial Oil, Ltd. 74,049
4,600 Inpex Corp. 63,316
1,180 Keyera Corp. 36,682
10,095 Kinder Morgan, Inc. 288,010
1,664 Marathon Petroleum Corp. 242,428
1,950 Neste Oyj^ 17,965
3,193 Occidental Petroleum Corp. 157,606
601 OMV AG 30,829
3,060 ONEOK, Inc. 303,613
1,492 Ovintiv, Inc. 63,858
3,124 Pembina Pipeline Corp. 124,969
2,180 Phillips 66 269,186
5,899 Repsol SA 78,376
16,397 Santos, Ltd. 68,504
31,154 Shell plc 1,133,646
6,263 Suncor Energy, Inc. 242,529
1,011 Targa Resources Corp. 202,675
5,487 TC Energy Corp.^ 259,154
96 Texas Pacific Land Corp. 127,199
11,136 TotalEnergies SE 719,660
1,864 Tourmaline Oil Corp. 89,903
1,594 Valero Energy Corp. 210,520
6,143 Williams Cos., Inc. (The) 367,106
9,890 Woodside Energy Group, Ltd. 143,055
13,675,142
Paper & Forest Products ( 0 .1% ):
239 Holmen AB, B Shares 9,477
2,152 Mondi plc 32,078
2,811 Stora Enso Oyj, Class R 26,672
2,963 Svenska Cellulosa AB SCA, Class B* 39,070
2,612 UPM-Kymmene Oyj^ 70,096
391 West Fraser Timber Co., Ltd. 30,035
207,428
Passenger Airlines ( 0 .1% ):
990 Air Canada* 9,749

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
1,000 ANA Holdings, Inc. $ 18,426
962 Delta Air Lines, Inc. 41,943
1,788 Deutsche Lufthansa AG, Registered Shares 12,942
1,000 Japan Airlines Co., Ltd. 17,081
2,183 Qantas Airways, Ltd. 12,446
8,850 Singapore Airlines, Ltd. 44,637
710 Southwest Airlines Co. 23,842
423 United Airlines Holdings, Inc.* 29,208
210,274
Personal Care Products ( 0 .6% ):
583 Beiersdorf AG 75,465
1,114 Estee Lauder Cos., Inc. (The) 73,524
46,322 Haleon plc 234,411
2,400 Kao Corp. 103,726
9,665 Kenvue, Inc. 231,767
1,212 L'Oreal SA 449,985
2,100 Shiseido Co., Ltd. 39,706
12,515 Unilever plc 745,424
1,954,008
Pharmaceuticals ( 4 .5% ):
9,600 Astellas Pharma, Inc. 92,778
7,934 AstraZeneca plc 1,159,293
4,655 Bayer AG, Registered Shares 111,108
10,492 Bristol-Myers Squibb Co. 639,907
3,500 Chugai Pharmaceutical Co., Ltd. 159,880
9,100 Daiichi Sankyo Co., Ltd. 213,568
1,200 Eisai Co., Ltd. 33,297
4,136 Eli Lilly & Co. 3,415,964
451 Galderma Group AG* 48,016
21,398 GSK plc 408,601
1,106 Hikma Pharmaceuticals plc 27,824
123 Ipsen SA 14,172
12,314 Johnson & Johnson 2,042,154
1,400 Kyowa Kirin Co., Ltd. 20,305
12,838 Merck & Co., Inc. 1,152,339
627 Merck KGaA 85,837
10,112 Novartis AG, Registered Shares 1,125,089
16,355 Novo Nordisk A/S, Class B 1,133,727
2,500 Ono Pharmaceutical Co., Ltd. 26,844
612 Orion Oyj, Class B 36,386
2,400 Otsuka Holdings Co., Ltd. 124,594
29,040 Pfizer, Inc. 735,874
582 Recordati Industria Chimica e Farmaceutica SpA 32,976
3,632 Roche Holding AG 1,194,481
131 Roche Holding AG, Class BR 45,495
1,635 Royalty Pharma plc, Class A 50,897
2,248 Sandoz Group AG 94,580
5,817 Sanofi SA 644,520
3,400 Shionogi & Co., Ltd. 51,264
8,050 Takeda Pharmaceutical Co., Ltd. 239,099
6,016 Teva Pharmaceutical Industries, Ltd.* 92,466
639 UCB SA 112,686
5,989 Viatris, Inc. 52,164
2,334 Zoetis, Inc. 384,293
15,802,478
Professional Services ( 1 .0% ):
2,082 Automatic Data Processing, Inc. 636,113
Shares Value
Common Stocks, continued
Professional Services, continued
688 Booz Allen Hamilton Holding Corp. $ 71,951
609 Broadridge Financial Solutions, Inc. 147,658
1,383 Bureau Veritas SA 41,810
2,835 Computershare, Ltd. 69,726
752 Dayforce, Inc.* 43,864
620 Equifax, Inc. 151,007
4,831 Experian plc 223,862
886 Intertek Group plc 57,357
588 Jacobs Solutions, Inc. 71,083
673 Leidos Holdings, Inc. 90,815
1,649 Paychex, Inc. 254,408
238 Paycom Software, Inc. 51,998
647 Randstad NV^ 26,911
7,000 Recruit Holdings Co., Ltd. 363,701
9,541 RELX plc 479,166
767 SGS SA, Registered Shares*^ 76,152
1,147 SS&C Technologies Holdings, Inc. 95,809
227 Teleperformance SE 22,882
812 Thomson Reuters Corp. 140,138
1,006 TransUnion 83,488
739 Verisk Analytics, Inc. 219,941
1,208 Wolters Kluwer NV 187,616
3,607,456
Real Estate Management & Development ( 0 .4% ):
116 Azrieli Group, Ltd. 7,828
17,300 CapitaLand Investment, Ltd.^ 35,131
1,547 CBRE Group, Inc., Class A* 202,317
8,500 CK Asset Holdings, Ltd. 34,525
2,005 CoStar Group, Inc.* 158,856
300 Daito Trust Construction Co., Ltd. 30,687
2,800 Daiwa House Industry Co., Ltd. 92,571
3,858 Fastighets AB Balder, B Shares* 24,163
257 FirstService Corp., Class WI 42,620
6,324 Henderson Land Development Co., Ltd. 18,254
6,600 Hongkong Land Holdings, Ltd. 28,592
2,400 Hulic Co., Ltd. 23,034
403 LEG Immobilien SE* 28,525
5,100 Mitsubishi Estate Co., Ltd. 83,244
14,600 Mitsui Fudosan Co., Ltd. 130,360
1,352 Sagax AB, Class B 28,367
24,117 Sino Land Co., Ltd.* 24,156
1,600 Sumitomo Realty & Development Co., Ltd. 60,044
7,500 Sun Hung Kai Properties, Ltd. 71,196
2,000 Swire Pacific, Ltd., Class A 17,632
498 Swiss Prime Site AG, Registered Shares 61,170
4,099 Vonovia SE* 110,578
11,000 Wharf Real Estate Investment Co., Ltd. 26,790
751 Zillow Group, Inc., Class C* 51,489
1,392,129
Residential REITs ( 0 .3% ):
1,914 American Homes 4 Rent, Class A 72,369
689 AvalonBay Communities, Inc. 147,873
556 Camden Property Trust 67,999
839 Equity LifeStyle Properties, Inc. 55,961
1,836 Equity Residential 131,421
353 Essex Property Trust, Inc. 108,219
2,718 Invitation Homes, Inc. 94,722
645 Mid-America Apartment Communities, Inc. 108,089

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Residential REITs, continued
705 Sun Communities, Inc. $ 90,691
1,736 UDR, Inc. 78,415
955,759
Retail REITs ( 0 .3% ):
32,636 CapitaLand Integrated Commercial Trust 50,832
3,182 Kimco Realty Corp. 67,586
1,137 Klepierre SA 38,021
13,100 Link REIT* 61,542
4,341 Realty Income Corp. 251,822
906 Regency Centers Corp. 66,827
27,559 Scentre Group* 57,830
1,621 Simon Property Group, Inc. 269,216
572 Unibail-Rodamco-Westfield 48,220
24,703 Vicinity, Ltd. 34,159
946,055
Semiconductors & Semiconductor Equipment ( 7 .6% ):
8,365 Advanced Micro Devices, Inc.* 859,420
3,900 Advantest Corp. 173,495
2,541 Analog Devices, Inc. 512,443
4,204 Applied Materials, Inc. 610,085
262 ASM International NV 120,031
2,015 ASML Holding NV 1,333,194
426 BE Semiconductor Industries NV 44,246
22,785 Broadcom, Inc. 3,814,893
400 Disco Corp. 82,367
768 Entegris, Inc. 67,185
495 First Solar, Inc.* 62,583
6,618 Infineon Technologies AG 218,537
22,211 Intel Corp. 504,412
697 KLA Corp. 473,821
6,651 Lam Research Corp. 483,528
400 Lasertec Corp. 34,318
4,352 Marvell Technology, Inc. 267,953
2,628 Microchip Technology, Inc. 127,221
5,650 Micron Technology, Inc. 490,929
247 Monolithic Power Systems, Inc. 143,255
125,311 NVIDIA Corp. 13,581,206
1,288 NXP Semiconductors NV 244,797
2,180 ON Semiconductor Corp.* 88,704
5,744 QUALCOMM, Inc. 882,336
8,700 Renesas Electronics Corp. 118,192
500 SCREEN Holdings Co., Ltd. 32,597
792 Skyworks Solutions, Inc. 51,187
3,881 STMicroelectronics NV 84,944
750 Teradyne, Inc. 61,950
4,702 Texas Instruments, Inc. 844,949
2,300 Tokyo Electron, Ltd. 313,671
26,728,449
Software ( 7 .8% ):
2,214 Adobe, Inc.* 849,135
468 ANSYS, Inc.* 148,150
1,074 AppLovin Corp., Class A* 284,578
787 Atlassian Corp., Class A* 167,009
1,087 Autodesk, Inc.* 284,577
817 Bentley Systems, Inc., Class B 32,141
1,401 Cadence Design Systems, Inc.* 356,316
489 Check Point Software Technologies, Ltd.* 111,453
Shares Value
Common Stocks, continued
Software, continued
101 Constellation Software, Inc. $ 319,893
340 Corpay, Inc.* 118,565
1,266 Crowdstrike Holdings, Inc., Class A* 446,366
221 CyberArk Software, Ltd.* 74,698
3,301 Dassault Systemes SE 125,782
1,464 Datadog, Inc., Class A* 145,243
425 Descartes Systems Group, Inc. (The)* 42,789
990 Docusign, Inc.* 80,586
1,408 Dynatrace, Inc.* 66,387
128 Fair Isaac Corp.* 236,053
3,289 Fortinet, Inc.* 316,599
2,790 Gen Digital, Inc. 74,047
250 HubSpot, Inc.* 142,823
1,426 Intuit, Inc. 875,550
349 Manhattan Associates, Inc.* 60,391
36,141 Microsoft Corp. 13,566,970
1,165 MicroStrategy, Inc.* 335,835
219 Monday.com, Ltd.* 53,252
236 Nemetschek SE 27,365
386 Nice, Ltd.* 59,464
1,366 Nutanix, Inc., Class A* 95,360
1,565 Open Text Corp. 39,503
8,624 Oracle Corp. 1,205,721
300 Oracle Corp. 31,552
10,813 Palantir Technologies, Inc., Class A* 912,617
3,360 Palo Alto Networks, Inc.* 573,350
608 PTC, Inc.* 94,210
556 Roper Technologies, Inc. 327,807
5,098 Sage Group plc (The) 79,623
4,905 Salesforce, Inc. 1,316,306
1,209 Samsara, Inc., Class A* 46,341
5,371 SAP SE 1,425,819
1,051 ServiceNow, Inc.* 836,743
795 Synopsys, Inc.* 340,936
400 Temenos AG, Registered Shares 31,062
500 Trend Micro, Inc. 33,641
234 Tyler Technologies, Inc.* 136,045
846 WiseTech Global, Ltd.* 43,527
1,099 Workday, Inc., Class A* 256,649
757 Xero, Ltd.* 73,991
1,326 Zoom Communications, Inc.* 97,819
450 Zscaler, Inc.* 89,289
27,489,928
Specialized REITs ( 0 .7% ):
2,348 American Tower Corp. 510,925
2,314 Crown Castle, Inc. 241,188
1,715 Digital Realty Trust, Inc. 245,743
492 Equinix, Inc. 401,152
1,100 Extra Space Storage, Inc. 163,339
1,540 Gaming and Leisure Properties, Inc. 78,386
1,427 Iron Mountain, Inc. 122,779
831 Public Storage 248,710
557 SBA Communications Corp. 122,546
5,105 VICI Properties, Inc. 166,525
3,783 Weyerhaeuser Co. 110,766
2,412,059
Specialty Retail ( 1 .6% ):
86 AutoZone, Inc.* 327,899

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,107 Best Buy Co., Inc. $ 81,486
331 Burlington Stores, Inc.* 78,887
809 CarMax, Inc.* 63,037
618 Carvana Co.* 129,212
261 Dick's Sporting Goods, Inc. 52,607
900 Fast Retailing Co., Ltd. 268,801
2,998 H & M Hennes & Mauritz AB, Class B 39,595
5,065 Home Depot, Inc. (The) 1,856,272
5,700 Industria de Diseno Textil SA 284,302
17,355 JD Sports Fashion plc 15,260
12,728 Kingfisher plc 41,882
2,908 Lowe's Cos., Inc. 678,233
500 Nitori Holdings Co., Ltd. 49,512
297 O'Reilly Automotive, Inc.* 425,476
1,722 Ross Stores, Inc. 220,055
5,841 TJX Cos., Inc. (The) 711,434
2,920 Tractor Supply Co. 160,892
243 Ulta Beauty, Inc.* 89,069
633 Williams-Sonoma, Inc. 100,077
829 Zalando SE* 28,602
1,200 ZOZO, Inc. 11,530
5,714,120
Technology Hardware, Storage & Peripherals ( 5 .2% ):
76,946 Apple, Inc. 17,092,015
5,100 Canon, Inc. 159,042
1,541 Dell Technologies, Inc., Class C 140,462
5,600 FUJIFILM Holdings Corp. 107,223
6,928 Hewlett Packard Enterprise Co. 106,899
4,750 HP, Inc. 131,527
868 Logitech International SA, Class R 73,837
1,069 NetApp, Inc. 93,901
1,544 Pure Storage, Inc., Class A* 68,353
3,600 Ricoh Co., Ltd. 38,078
1,127 Seagate Technology Holdings plc 95,739
1,000 Seiko Epson Corp. 15,987
2,644 Super Micro Computer, Inc.* 90,531
1,693 Western Digital Corp.* 68,448
18,282,042
Textiles, Apparel & Luxury Goods ( 0 .8% ):
862 adidas AG 201,835
3,200 Asics Corp. 67,971
2,760 Cie Financiere Richemont SA, Registered Shares 482,076
773 Deckers Outdoor Corp.* 86,429
709 Gildan Activewear, Inc. 31,348
163 Hermes International SCA 427,098
348 Kering SA 72,268
584 Lululemon Athletica, Inc.* 165,307
1,396 LVMH Moet Hennessy Louis Vuitton SE 871,472
1,224 Moncler SpA 75,626
6,130 NIKE, Inc., Class B 389,132
416 Pandora A/S 63,710
767 Puma SE 18,572
120 Swatch Group AG (The), Class BR 20,729
2,973,573
Tobacco ( 0 .7% ):
8,606 Altria Group, Inc. 516,532
10,269 British American Tobacco plc 423,282
Shares Value
Common Stocks, continued
Tobacco, continued
4,253 Imperial Brands plc $ 157,250
6,400 Japan Tobacco, Inc. 175,778
7,984 Philip Morris International, Inc. 1,267,300
2,540,142
Trading Companies & Distributors ( 0 .7% ):
1,484 AddTech AB, B Shares 43,519
1,088 AerCap Holdings NV 111,161
2,278 Ashtead Group plc 122,996
609 Brenntag SE 39,343
1,941 Bunzl plc 74,356
2,930 Fastenal Co. 227,221
1,046 Ferguson Enterprises, Inc. 165,834
327 IMCD NV 43,521
6,300 ITOCHU Corp. 291,090
6,900 Marubeni Corp. 110,262
17,500 Mitsubishi Corp. 307,823
12,800 Mitsui & Co., Ltd. 240,616
1,400 MonotaRO Co., Ltd. 26,149
1,239 Reece, Ltd. 12,277
1,346 Rexel SA 36,157
1,046 SGH, Ltd. 32,715
5,300 Sumitomo Corp. 119,078
483 Toromont Industries, Ltd. 37,807
3,100 Toyota Tsusho Corp. 51,792
328 United Rentals, Inc. 205,558
216 W.W. Grainger, Inc. 213,371
193 Watsco, Inc. 98,102
2,610,748
Transportation Infrastructure ( 0 .1% ):
435 Aena SME SA 101,959
215 Aeroports de Paris SA 21,988
8,354 Auckland International Airport, Ltd. 38,766
1,886 Getlink SE 32,681
14,856 Transurban Group* 124,807
320,201
Water Utilities ( 0 .1% ):
957 American Water Works Co., Inc. 141,177
1,161 Essential Utilities, Inc. 45,894
1,696 Severn Trent plc 55,513
3,366 United Utilities Group plc 43,889
286,473
Wireless Telecommunication Services ( 0 .5% ):
15,400 KDDI Corp. 243,062
1,807 Rogers Communications, Inc., Class B 48,261
150,000 SoftBank Corp. 209,065
4,800 SoftBank Group Corp. 242,924
2,292 Tele2 AB, B Shares 30,913
2,695 T-Mobile US, Inc. 718,784
104,049 Vodafone Group plc 97,351
1,590,360
Total Common Stocks (Cost $207,705,646) 348,577,452

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
Shares Value
Preferred Stocks ( 0 .1% ):
Automobiles ( 0 .1% ):
335 Bayerische Motoren Werke AG, 8.73%, 5/15/20 $ 24,976
634 Dr. Ing hc F Porsche AG, 5.01% 31,576
796 Porsche Automobil Holding SE, 7.41%, 5/20/20 29,746
980 Volkswagen AG, 9.67%, 5/8/20 99,245
185,543
Household Products ( 0 .0%
†
):
829 Henkel AG & Co. KGaA, 2.52%, 4/21/20 65,898
Life Sciences Tools & Services ( 0 .0%
†
):
144 Sartorius AG, 0.35% 33,304
Total Preferred Stocks (Cost $422,689) 284,745
Contracts
Warrant ( 0 .0%
†
):
Software ( 0 .0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company ( 0 .5% ):
Money Market Funds ( 0 .5% ):
1,555,360 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(b)(c) 1,555,360
Total Affiliated Investment Company (Cost $1,555,360) 1,555,360
Unaffiliated Investment Company ( 0 .2% ):
Money Market Funds ( 0 .2% ):
811,660 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(c) 811,660
Total Unaffiliated Investment Company (Cost $811,660) 811,660
Total Investment Securities
(Cost $ 210,495,355 ) — 100 .1% 351,229,217
Net other assets (liabilities) — ( 0 .1 ) % (191,125)
Net Assets — 100.0% $ 351,038,092
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $1,396,277.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of March 31, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(c) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2025 :
(Unaudited)
Country Percentage
Australia 1 .7%
Austria 0 .1%
Belgium 0 .2%
Bermuda 0 .1%
Britain 0 .1%
Canada 3 .1%
Chile — %
†
Denmark 0 .6%
Finland 0 .3%
France 2 .8%
Germany 2 .5%
Hong Kong 0 .5%
Ireland 0 .9%
Israel 0 .2%
Italy 0 .7%
Japan 5 .4%
Luxembourg — %
†
Macau — %
†
Netherlands 1 .2%
New Zealand 0 .1%
Norway 0 .2%
Portugal — %
†
Singapore 0 .4%
Spain 0 .7%
Sweden 0 .9%
Switzerland 2 .8%
United Kingdom 3 .7%
United States 70 .7%
Uruguay 0 .1%
100 .0%
† Represents less than 0.05%.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 June Futures (Euro) 6/20/25 4 $ 224,413 $ (5,700)
FTSE 100 Index June Futures (British Pounds) 6/20/25 1 110,966 (1,152)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 6 1,695,975 (20,680)
$ (27,532)

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .5% ):
Aerospace & Defense ( 0 .6% ):
1,499 Axon Enterprise, Inc.* $ 788,399
2,535 Boeing Co. (The)* 432,344
399 BWX Technologies, Inc. 39,361
938 HEICO Corp. 250,624
1,666 HEICO Corp., Class A 351,476
566 Howmet Aerospace, Inc. 73,427
657 Loar Holdings, Inc.* 46,417
1,395 Lockheed Martin Corp. 623,161
477 Spirit AeroSystems Holdings, Inc., Class A* 16,438
561 Standardaero, Inc.* 14,945
223 TransDigm Group, Inc. 308,474
2,945,066
Air Freight & Logistics ( 0 .0%
†
):
409 Expeditors International of Washington, Inc. 49,182
Automobiles ( 2 .8% ):
57,440 Tesla, Inc.* 14,886,150
Banks ( 0 .1% ):
67,031 NU Holdings, Ltd., Class A* 686,398
214 Popular, Inc. 19,767
706,165
Beverages ( 1 .4% ):
3,898 Celsius Holdings, Inc.* 138,847
45,972 Coca-Cola Co. (The) 3,292,515
11,553 Monster Beverage Corp.* 676,081
22,446 PepsiCo, Inc. 3,365,553
7,472,996
Biotechnology ( 1 .7% ):
15,818 AbbVie, Inc. 3,314,187
2,363 Alnylam Pharmaceuticals, Inc.* 638,057
8,634 Amgen, Inc. 2,689,923
2,288 Apellis Pharmaceuticals, Inc.* 50,039
1,440 Exact Sciences Corp.* 62,338
4,700 Exelixis, Inc.* 173,524
251 Incyte Corp.* 15,198
3,137 Ionis Pharmaceuticals, Inc.* 94,643
2,335 Natera, Inc.* 330,192
2,032 Neurocrine Biosciences, Inc.* 224,739
186 Regeneron Pharmaceuticals, Inc. 117,967
1,822 Sarepta Therapeutics, Inc.* 116,280
1,855 Ultragenyx Pharmaceutical, Inc.* 67,170
2,672 Vertex Pharmaceuticals, Inc.* 1,295,439
2,136 Viking Therapeutics, Inc.* 51,584
9,241,280
Broadline Retail ( 6 .7% ):
185,737 Amazon.com, Inc.* 35,338,322
23,463 Coupang, Inc.* 514,543
1,527 Etsy, Inc.* 72,044
35,924,909
Building Products ( 0 .3% ):
1,398 AAON, Inc. 109,225
577 Advanced Drainage Systems, Inc. 62,691
331 Armstrong World Industries, Inc. 46,631
1,919 AZEK Co., Inc. (The)* 93,820
Shares Value
Common Stocks, continued
Building Products, continued
250 Builders FirstSource, Inc.* $ 31,235
100 Carlisle Cos., Inc. 34,050
672 Lennox International, Inc. 376,878
110 Simpson Manufacturing Co., Inc. 17,279
1,613 Trane Technologies plc 543,452
2,178 Trex Co., Inc.* 126,542
1,441,803
Capital Markets ( 1 .7% ):
1,803 Ameriprise Financial, Inc. 872,850
3,870 Ares Management Corp., Class A 567,381
14,911 Blackstone, Inc. 2,084,260
10,472 Blue Owl Capital, Inc. 209,859
3,424 Charles Schwab Corp. (The) 268,031
3,490 Coinbase Global, Inc., Class A* 601,083
270 FactSet Research Systems, Inc. 122,753
1,681 Goldman Sachs Group, Inc. (The) 918,313
142 Houlihan Lokey, Inc. 22,933
923 Jefferies Financial Group, Inc. 49,445
4,050 KKR & Co., Inc. 468,221
1,998 Lazard, Inc. 86,513
1,558 LPL Financial Holdings, Inc. 509,684
3,265 Moody's Corp. 1,520,478
1,417 Morgan Stanley 165,321
556 Morningstar, Inc. 166,728
920 MSCI, Inc. 520,260
477 TPG, Inc. 22,624
914 Tradeweb Markets, Inc., Class A 135,692
705 XP, Inc., Class A 9,694
9,322,123
Chemicals ( 0 .5% ):
651 Celanese Corp. 36,957
4,478 Ecolab, Inc. 1,135,262
523 RPM International, Inc. 60,501
4,415 Sherwin-Williams Co. (The) 1,541,674
2,774,394
Commercial Services & Supplies ( 0 .9% ):
6,780 Cintas Corp. 1,393,493
16,795 Copart, Inc.* 950,429
5,652 Rollins, Inc. 305,378
1,225 Tetra Tech, Inc. 35,831
2,363 Veralto Corp. 230,274
8,286 Waste Management, Inc. 1,918,292
4,833,697
Communications Equipment ( 0 .4% ):
21,291 Arista Networks, Inc.* 1,649,627
1,629 Motorola Solutions, Inc. 713,192
18 Ubiquiti, Inc. 5,583
2,368,402
Construction & Engineering ( 0 .1% ):
704 Comfort Systems USA, Inc. 226,920
380 EMCOR Group, Inc. 140,459
889 Quanta Services, Inc. 225,966

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,267 WillScot Holdings Corp. $ 35,223
628,568
Construction Materials ( 0 .1% ):
533 Eagle Materials, Inc. 118,289
79 Martin Marietta Materials, Inc. 37,772
711 Vulcan Materials Co. 165,876
321,937
Consumer Finance ( 0 .2% ):
855 Ally Financial, Inc. 31,182
4,281 American Express Co. 1,151,803
112 Credit Acceptance Corp.* 57,831
3,730 SoFi Technologies, Inc.* 43,380
1,284,196
Consumer Staples Distribution & Retail ( 1 .7% ):
137 Casey's General Stores, Inc. 59,464
9,162 Costco Wholesale Corp. 8,665,236
501 Performance Food Group Co.* 39,394
6,358 Sysco Corp. 477,104
9,241,198
Containers & Packaging ( 0 .0%
†
):
598 Avery Dennison Corp. 106,426
181 Sealed Air Corp. 5,231
111,657
Distributors ( 0 .1% ):
785 Pool Corp. 249,905
Diversified Consumer Services ( 0 .1% ):
181 Bright Horizons Family Solutions, Inc.* 22,995
778 Duolingo, Inc.* 241,600
196 Grand Canyon Education, Inc.* 33,912
620 H&R Block, Inc. 34,044
332,551
Electric Utilities ( 0 .1% ):
1,012 Constellation Energy Corp. 204,050
1,798 NRG Energy, Inc. 171,637
375,687
Electrical Equipment ( 0 .1% ):
547 Generac Holdings, Inc.* 69,278
242 Rockwell Automation, Inc. 62,528
7,341 Vertiv Holdings Co., Class A 530,020
661,826
Electronic Equipment, Instruments & Components ( 0 .2% ):
14,230 Amphenol Corp., Class A 933,346
1,367 CDW Corp. 219,075
221 Jabil, Inc. 30,071
251 Zebra Technologies Corp.* 70,923
1,253,415
Energy Equipment & Services ( 0 .0%
†
):
1,428 Weatherford International plc 76,469
Entertainment ( 2 .1% ):
1,598 Liberty Media Corp.-Liberty Formula One, ADR* 143,836
Shares Value
Common Stocks, continued
Entertainment, continued
202 Liberty Media Corp.-Liberty Formula One, ADR* $ 16,457
3,289 Live Nation Entertainment, Inc.* 429,477
8,843 Netflix, Inc.* 8,246,363
10,903 ROBLOX Corp., Class A* 635,536
391 Roku, Inc.* 27,542
3,037 Spotify Technology SA* 1,670,441
248 TKO Group Holdings, Inc. 37,897
11,207,549
Financial Services ( 4 .6% ):
8,063 Apollo Global Management, Inc. 1,104,147
4,899 Block, Inc.* 266,163
6,612 Equitable Holdings, Inc. 344,419
3,682 Fiserv, Inc.* 813,096
16,853 Mastercard, Inc., Class A 9,237,466
1,205 Shift4 Payments, Inc., Class A* 98,461
9,561 Toast, Inc., Class A* 317,138
604 UWM Holdings Corp. 3,298
35,653 Visa, Inc., Class A 12,494,950
1,195 Western Union Co. (The) 12,643
89 WEX, Inc.* 13,975
24,705,756
Food Products ( 0 .0%
†
):
318 Freshpet, Inc.* 26,448
369 Hershey Co. (The) 63,110
1,058 Lamb Weston Holdings, Inc. 56,392
145,950
Ground Transportation ( 1 .1% ):
278 Avis Budget Group, Inc.*^ 21,100
5,362 Lyft, Inc., Class A* 63,647
4,026 Old Dominion Freight Line, Inc. 666,102
319 Saia, Inc.* 111,468
42,005 Uber Technologies, Inc.* 3,060,484
787 U-Haul Holding Co. 46,575
6,039 Union Pacific Corp. 1,426,653
2,319 XPO, Inc.* 249,478
5,645,507
Health Care Equipment & Supplies ( 1 .3% ):
929 Align Technology, Inc.* 147,581
7,962 Dexcom, Inc.* 543,725
2,331 Edwards Lifesciences Corp.* 168,951
919 GE HealthCare Technologies, Inc. 74,173
1,685 IDEXX Laboratories, Inc.* 707,616
636 Inspire Medical Systems, Inc.* 101,302
1,443 Insulet Corp.* 378,946
7,301 Intuitive Surgical, Inc.* 3,615,966
416 Masimo Corp.* 69,306
747 Penumbra, Inc.* 199,755
846 ResMed, Inc. 189,377
2,221 Stryker Corp. 826,767
7,023,465
Health Care Providers & Services ( 0 .8% ):
2,987 Cardinal Health, Inc. 411,519
3,579 Cencora, Inc. 995,284
35 Chemed Corp. 21,536
524 Cigna Group (The) 172,396

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
941 DaVita, Inc.* $ 143,945
733 Elevance Health, Inc. 318,826
927 HCA Healthcare, Inc. 320,325
1,137 McKesson Corp. 765,189
726 Molina Healthcare, Inc.* 239,137
1,292 UnitedHealth Group, Inc. 676,685
4,064,842
Health Care Technology ( 0 .1% ):
79 Doximity, Inc., Class A* 4,584
3,047 Veeva Systems, Inc., Class A* 705,777
710,361
Hotels, Restaurants & Leisure ( 2 .4% ):
8,910 Airbnb, Inc., Class A* 1,064,389
642 Booking Holdings, Inc. 2,957,636
1,590 Cava Group, Inc.* 137,392
28,227 Chipotle Mexican Grill, Inc.* 1,417,278
432 Choice Hotels International, Inc.^ 57,361
1,515 Churchill Downs, Inc. 168,271
1,237 Darden Restaurants, Inc. 256,999
236 Domino's Pizza, Inc. 108,430
6,375 DoorDash, Inc., Class A* 1,165,159
9,228 DraftKings, Inc.* 306,462
829 Dutch Bros, Inc., Class A* 51,182
2,559 Expedia Group, Inc. 430,168
2,508 Hilton Worldwide Holdings, Inc. 570,695
145 Hyatt Hotels Corp., Class A 17,762
7,365 Las Vegas Sands Corp. 284,510
1,873 Light & Wonder, Inc.* 162,221
932 McDonald's Corp. 291,129
9,018 Norwegian Cruise Line Holdings, Ltd.* 170,981
892 Planet Fitness, Inc., Class A* 86,176
1,693 Royal Caribbean Cruises, Ltd. 347,810
18,170 Starbucks Corp. 1,782,295
1,336 Texas Roadhouse, Inc. 222,618
630 Vail Resorts, Inc. 100,813
1,932 Wendy's Co. (The) 28,265
638 Wingstop, Inc. 143,920
180 Wyndham Hotels & Resorts, Inc. 16,292
161 Wynn Resorts, Ltd. 13,443
2,213 Yum! Brands, Inc. 348,238
12,707,895
Household Durables ( 0 .0%
†
):
300 SharkNinja, Inc.* 25,023
3,465 Somnigroup International, Inc.^ 207,484
53 TopBuild Corp.* 16,163
248,670
Household Products ( 0 .7% ):
2,611 Clorox Co. (The) 384,470
9,273 Colgate-Palmolive Co. 868,880
2,781 Kimberly-Clark Corp. 395,514
10,875 Procter & Gamble Co. (The) 1,853,317
3,502,181
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers
( 0 .2% ):
7,009 Vistra Corp. $ 823,137
Industrial Conglomerates ( 0 .3% ):
2,075 3M Co. 304,735
4,782 General Electric Co. 957,117
2,064 Honeywell International, Inc. 437,052
1,698,904
Insurance ( 0 .8% ):
840 Allstate Corp. (The) 173,939
341 Arthur J. Gallagher & Co. 117,727
2,231 Brown & Brown, Inc. 277,536
146 Everest Group, Ltd. 53,046
439 Kinsale Capital Group, Inc. 213,666
58 Markel Group, Inc.* 108,437
1,383 Marsh & McLennan Cos., Inc. 337,493
10,183 Progressive Corp. (The) 2,881,891
212 RLI Corp. 17,030
2,186 Ryan Specialty Holdings, Inc. 161,480
4,342,245
Interactive Media & Services ( 10 .5% ):
116,419 Alphabet, Inc., Class A 18,003,034
96,112 Alphabet, Inc., Class C 15,015,578
39,436 Meta Platforms, Inc., Class A 22,729,333
12,386 Pinterest, Inc., Class A* 383,966
826 Trump Media & Technology Group Corp.* 16,140
56,148,051
IT Services ( 0 .6% ):
6,290 Cloudflare, Inc., Class A* 708,820
80 EPAM Systems, Inc.* 13,507
1,540 Gartner, Inc.* 646,400
639 Globant SA* 75,223
2,923 GoDaddy, Inc., Class A* 526,549
1,489 MongoDB, Inc.* 261,170
1,531 Okta, Inc.* 161,092
6,470 Snowflake, Inc., Class A* 945,655
582 Twilio, Inc., Class A* 56,984
123 VeriSign, Inc.* 31,226
3,426,626
Leisure Products ( 0 .0%
†
):
2,509 Hasbro, Inc. 154,279
582 YETI Holdings, Inc.* 19,264
173,543
Life Sciences Tools & Services ( 0 .2% ):
1,082 10X Genomics, Inc., Class A* 9,446
1,523 Bruker Corp. 63,570
459 IQVIA Holdings, Inc.* 80,922
526 Medpace Holdings, Inc.* 160,267
183 Repligen Corp.* 23,285
727 Waters Corp.* 267,950
897 West Pharmaceutical Services, Inc. 200,820
806,260
Machinery ( 0 .2% ):
1,437 Caterpillar, Inc. 473,923

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
2,268 Illinois Tool Works, Inc. $ 562,487
353 Lincoln Electric Holdings, Inc. 66,773
1,103,183
Media ( 0 .1% ):
26 Liberty Broadband Corp., Class A* 2,210
616 Liberty Broadband Corp., Class C* 52,391
193 Nexstar Media Group, Inc. 34,590
9,163 Trade Desk, Inc. (The), Class A* 501,399
590,590
Metals & Mining ( 0 .0%
†
):
3,507 Cleveland-Cliffs, Inc.* 28,828
1,861 Southern Copper Corp. 173,929
202,757
Oil, Gas & Consumable Fuels ( 0 .5% ):
2,894 Antero Midstream Corp. 52,092
2,326 Cheniere Energy, Inc. 538,236
630 Civitas Resources, Inc. 21,981
803 EQT Corp. 42,904
3,739 Hess Corp. 597,231
319 Matador Resources Co. 16,298
548 New Fortress Energy, Inc. 4,554
3,065 Permian Resources Corp. 42,450
4,469 Targa Resources Corp. 895,900
382 Texas Pacific Land Corp. 506,146
611 Viper Energy, Inc. 27,587
2,745,379
Paper & Forest Products ( 0 .0%
†
):
855 Louisiana-Pacific Corp. 78,643
Passenger Airlines ( 0 .0%
†
):
1,455 American Airlines Group, Inc.* 15,350
Personal Care Products ( 0 .0%
†
):
1,075 elf Beauty, Inc.* 67,499
1,673 Estee Lauder Cos., Inc. (The) 110,418
177,917
Pharmaceuticals ( 3 .7% ):
16,546 Eli Lilly & Co. 13,665,507
2,150 Intra-Cellular Therapies, Inc.* 283,628
52,405 Merck & Co., Inc. 4,703,873
7,731 Zoetis, Inc. 1,272,909
19,925,917
Professional Services ( 0 .9% ):
7,883 Automatic Data Processing, Inc. 2,408,493
2,582 Booz Allen Hamilton Holding Corp. 270,026
2,208 Broadridge Financial Solutions, Inc. 535,352
322 Dayforce, Inc.* 18,782
493 Equifax, Inc. 120,075
262 KBR, Inc. 13,050
2,372 Paychex, Inc. 365,952
652 Paycom Software, Inc. 142,449
899 Paylocity Holding Corp.* 168,419
253 TransUnion 20,996
Shares Value
Common Stocks, continued
Professional Services, continued
2,921 Verisk Analytics, Inc. $ 869,348
4,932,942
Real Estate Management & Development ( 0 .0%
†
):
271 Jones Lang LaSalle, Inc.* 67,184
Retail REITs ( 0 .1% ):
1,685 Simon Property Group, Inc. 279,845
Semiconductors & Semiconductor Equipment ( 14 .7% ):
21,958 Advanced Micro Devices, Inc.* 2,255,965
15,481 Applied Materials, Inc. 2,246,603
234 Astera Labs, Inc.* 13,963
92,348 Broadcom, Inc. 15,461,825
2,598 Enphase Energy, Inc.* 161,206
3,117 Entegris, Inc. 272,675
2,735 KLA Corp. 1,859,253
26,564 Lam Research Corp. 1,931,203
2,320 Lattice Semiconductor Corp.* 121,684
1,370 Marvell Technology, Inc. 84,351
981 Monolithic Power Systems, Inc. 568,960
459,457 NVIDIA Corp. 49,795,950
288 Onto Innovation, Inc.* 34,946
21,648 QUALCOMM, Inc. 3,325,349
2,920 Teradyne, Inc. 241,192
2,247 Texas Instruments, Inc. 403,786
538 Universal Display Corp. 75,040
78,853,951
Software ( 17 .9% ):
8,981 Adobe, Inc.* 3,444,483
498 Appfolio, Inc., Class A* 109,510
5,418 AppLovin Corp., Class A* 1,435,607
3,338 Atlassian Corp., Class A* 708,357
4,451 Autodesk, Inc.* 1,165,272
2,815 Bentley Systems, Inc., Class B 110,742
584 BILL Holdings, Inc.* 26,800
5,632 Cadence Design Systems, Inc.* 1,432,387
4,950 Confluent, Inc., Class A* 116,028
1,412 Corpay, Inc.* 492,393
4,755 Crowdstrike Holdings, Inc., Class A* 1,676,518
6,277 Datadog, Inc., Class A* 622,741
4,187 Docusign, Inc.* 340,822
1,860 DoubleVerify Holdings, Inc.* 24,868
1,738 Dropbox, Inc., Class A* 46,422
6,146 Dynatrace, Inc.* 289,784
1,804 Elastic NV* 160,736
415 Fair Isaac Corp.* 765,326
1,643 Five9, Inc.* 44,607
10,652 Fortinet, Inc.* 1,025,361
2,730 Gitlab, Inc., Class A* 128,310
756 Guidewire Software, Inc.* 141,644
1,025 HubSpot, Inc.* 585,572
5,643 Intuit, Inc. 3,464,746
1,272 Manhattan Associates, Inc.* 220,107
145,885 Microsoft Corp. 54,763,770
300 MicroStrategy, Inc.* 86,481
1,170 nCino, Inc.* 32,140
1,427 Nutanix, Inc., Class A* 99,619
33,034 Oracle Corp. 4,618,483

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
Shares Value
Common Stocks, continued
Software, continued
42,544 Palantir Technologies, Inc., Class A* $ 3,590,714
13,370 Palo Alto Networks, Inc.* 2,281,457
842 Pegasystems, Inc. 58,536
2,147 Procore Technologies, Inc.* 141,745
1,447 PTC, Inc.* 224,213
1,786 RingCentral, Inc., Class A* 44,221
16,196 Salesforce, Inc. 4,346,359
645 SentinelOne, Inc., Class A* 11,726
4,243 ServiceNow, Inc.* 3,378,022
3,186 Synopsys, Inc.* 1,366,316
2,254 Teradata Corp.* 50,670
736 Tyler Technologies, Inc.* 427,903
7,047 UiPath, Inc., Class A* 72,584
3,151 Unity Software, Inc.* 61,728
4,373 Workday, Inc., Class A* 1,021,227
1,907 Zscaler, Inc.* 378,387
95,635,444
Specialized REITs ( 0 .5% ):
9,647 American Tower Corp. 2,099,187
116 Equinix, Inc. 94,581
3,483 Iron Mountain, Inc. 299,677
503 Lamar Advertising Co., Class A 57,232
494 Public Storage 147,849
2,698,526
Specialty Retail ( 2 .4% ):
318 AutoZone, Inc.* 1,212,464
1,320 Burlington Stores, Inc.* 314,596
224 CarMax, Inc.* 17,454
770 Carvana Co.* 160,991
119 Dick's Sporting Goods, Inc. 23,986
985 Five Below, Inc.* 73,801
698 Floor & Decor Holdings, Inc., Class A* 56,168
16,359 Home Depot, Inc. (The) 5,995,410
397 Murphy USA, Inc. 186,514
1,102 O'Reilly Automotive, Inc.* 1,578,703
68 RH* 15,940
1,505 Ross Stores, Inc. 192,324
13,840 TJX Cos., Inc. (The) 1,685,712
11,053 Tractor Supply Co. 609,020
807 Ulta Beauty, Inc.* 295,798
2,526 Valvoline, Inc.* 87,930
1,496 Williams-Sonoma, Inc. 236,518
12,743,329
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals ( 12 .2% ):
288,507 Apple, Inc. $ 64,086,060
897 Dell Technologies, Inc., Class C 81,762
4,925 HP, Inc. 136,373
1,830 NetApp, Inc. 160,747
5,502 Pure Storage, Inc., Class A* 243,573
10,099 Super Micro Computer, Inc.* 345,790
65,054,305
Textiles, Apparel & Luxury Goods ( 0 .4% ):
245 Crocs, Inc.* 26,019
3,094 Deckers Outdoor Corp.* 345,940
2,388 Lululemon Athletica, Inc.* 675,947
15,097 NIKE, Inc., Class B 958,358
353 Skechers USA, Inc., Class A* 20,043
2,026,307
Trading Companies & Distributors ( 0 .4% ):
2,498 Core & Main, Inc., Class A* 120,678
10,021 Fastenal Co. 777,129
285 Ferguson Enterprises, Inc. 45,666
366 SiteOne Landscape Supply, Inc.* 44,447
320 United Rentals, Inc. 200,544
781 W.W. Grainger, Inc. 771,495
1,959,959
Total Common Stocks (Cost $174,386,974) 532,976,046
Affiliated Investment Company ( 0 .1% ):
Money Market Funds ( 0 .1% ):
280,379 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(a)(b) 280,379
Total Affiliated Investment Company (Cost $280,379) 280,379
Unaffiliated Investment Company ( 0 .5% ):
Money Market Funds ( 0 .5% ):
2,874,046 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(b) 2,874,046
Total Unaffiliated Investment Company (Cost $2,874,046) 2,874,046
Total Investment Securities
(Cost $ 177,541,399 ) — 100 .1% 536,130,471
Net other assets (liabilities) — ( 0 .1 ) % (567,145)
Net Assets — 100.0% $ 535,563,326
ADR—American Depository Receipt
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $280,104.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(b) The rate represents the effective yield at March 31, 2025.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Growth Index June Futures (U.S. Dollar) 6/20/25 16 $ 2,934,560 $ (74,689)
$ (74,689)

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (2.8%):
15,696 Boeing Co. (The)* $ 2,676,953
1,861 BWX Technologies, Inc. 183,588
939 Curtiss-Wright Corp. 297,916
6,854 General Dynamics Corp. 1,868,263
2,003 Hexcel Corp. 109,684
9,501 Howmet Aerospace, Inc. 1,232,565
1,024 Huntington Ingalls Industries, Inc. 208,937
4,746 L3Harris Technologies, Inc. 993,385
3,608 Lockheed Martin Corp. 1,611,730
3,425 Northrop Grumman Corp. 1,753,634
33,394 RTX Corp. 4,423,369
2,649 Spirit AeroSystems Holdings, Inc., Class A* 91,285
1,179 Standardaero, Inc.* 31,409
4,576 Textron, Inc. 330,616
1,084 TransDigm Group, Inc. 1,499,486
1,536 Woodward, Inc. 280,305
17,593,125
Air Freight & Logistics (0.7%):
2,995 CH Robinson Worldwide, Inc. 306,688
2,947 Expeditors International of Washington, Inc. 354,377
5,560 FedEx Corp. 1,355,417
2,777 GXO Logistics, Inc.* 108,525
18,276 United Parcel Service, Inc., Class B 2,010,177
4,135,184
Automobile Components (0.1%):
5,767 Aptiv plc* 343,137
5,790 BorgWarner, Inc. 165,883
5,785 Gentex Corp. 134,790
1,362 Lear Corp. 120,156
9,262 QuantumScape Corp.* 38,530
802,496
Automobiles (0.4%):
97,640 Ford Motor Co. 979,329
24,829 General Motors Co. 1,167,708
3,223 Harley-Davidson, Inc. 81,381
25,457 Lucid Group, Inc.* 61,606
21,074 Rivian Automotive, Inc., Class A* 262,371
1,220 Thor Industries, Inc. 92,488
2,644,883
Banks (7.2%):
167,234 Bank of America Corp. 6,978,675
2,607 Bank OZK 113,274
589 BOK Financial Corp. 61,344
47,529 Citigroup, Inc. 3,374,084
10,908 Citizens Financial Group, Inc. 446,901
5,468 Columbia Banking System, Inc. 136,372
3,259 Comerica, Inc. 192,476
3,012 Commerce Bancshares, Inc. 187,437
1,487 Cullen/Frost Bankers, Inc. 186,172
3,430 East West Bancorp, Inc. 307,877
17,148 Fifth Third Bancorp 672,202
289 First Citizens BancShares, Inc., Class A 535,841
2,963 First Hawaiian, Inc. 72,416
12,983 First Horizon Corp. 252,130
9,623 FNB Corp. 129,429
Shares Value
Common Stocks, continued
Banks, continued
36,377 Huntington Bancshares, Inc. $ 546,019
70,479 JPMorgan Chase & Co. 17,288,499
23,382 KeyCorp 373,878
4,190 M&T Bank Corp. 748,962
1,938 Pinnacle Financial Partners, Inc. 205,505
9,932 PNC Financial Services Group, Inc. (The) 1,745,748
1,567 Popular, Inc. 144,744
2,224 Prosperity Bancshares, Inc. 158,727
23,018 Regions Financial Corp. 500,181
3,609 Synovus Financial Corp. 168,685
690 TFS Financial Corp. 8,549
33,417 Truist Financial Corp. 1,375,109
38,983 US Bancorp 1,645,862
4,351 Webster Financial Corp. 224,294
82,602 Wells Fargo & Co. 5,929,998
2,744 Western Alliance Bancorp 210,821
1,704 Wintrust Financial Corp. 191,632
3,850 Zions Bancorp NA 191,961
45,305,804
Beverages (1.1%):
201 Boston Beer Co., Inc. (The), Class A* 48,007
1,353 Brown-Forman Corp., Class A 45,285
4,345 Brown-Forman Corp., Class B 147,469
41,631 Coca-Cola Co. (The) 2,981,612
150 Coca-Cola Consolidated, Inc. 202,500
3,906 Constellation Brands, Inc., Class A 716,829
30,170 Keurig Dr Pepper, Inc. 1,032,417
4,194 Molson Coors Beverage Co., Class B 255,289
3,481 Monster Beverage Corp.* 203,708
7,288 PepsiCo, Inc. 1,092,763
6,725,879
Biotechnology (2.4%):
25,274 AbbVie, Inc. 5,295,408
393 Alnylam Pharmaceuticals, Inc.* 106,118
2,976 Amgen, Inc. 927,173
3,727 Biogen, Inc.* 510,003
4,680 BioMarin Pharmaceutical, Inc.* 330,829
2,713 Exact Sciences Corp.* 117,446
855 Exelixis, Inc.* 31,567
31,343 Gilead Sciences, Inc. 3,511,983
562 GRAIL, Inc.* 14,353
3,763 Incyte Corp.* 227,850
101 Ionis Pharmaceuticals, Inc.* 3,047
8,362 Moderna, Inc.* 237,063
2,398 Regeneron Pharmaceuticals, Inc. 1,520,883
9,741 Roivant Sciences, Ltd.* 98,287
1,100 United Therapeutics Corp.* 339,097
3,247 Vertex Pharmaceuticals, Inc.* 1,574,210
14,845,317
Broadline Retail (0.2%):
85 Dillard's, Inc., Class A 30,441
11,878 eBay, Inc. 804,497
1,125 Etsy, Inc.* 53,078
3,178 Kohl's Corp.^ 25,996
7,440 Macy's, Inc. 93,446
2,780 Nordstrom, Inc. 67,971

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,510 Ollie's Bargain Outlet Holdings, Inc.* $ 175,704
1,251,133
Building Products (1.0%):
2,874 A O Smith Corp. 187,845
1,147 Advanced Drainage Systems, Inc. 124,621
2,138 Allegion plc 278,923
736 Armstrong World Industries, Inc. 103,688
1,189 AZEK Co., Inc. (The)* 58,130
2,524 Builders FirstSource, Inc.* 315,348
1,000 Carlisle Cos., Inc. 340,500
21,049 Carrier Global Corp. 1,334,507
3,178 Fortune Brands Innovations, Inc. 193,477
2,751 Hayward Holdings, Inc.* 38,294
16,521 Johnson Controls International plc 1,323,497
5,348 Masco Corp. 371,900
2,175 Owens Corning 310,633
959 Simpson Manufacturing Co., Inc. 150,640
3,742 Trane Technologies plc 1,260,755
6,392,758
Capital Markets (5.2%):
779 Affiliated Managers Group, Inc. 130,895
209 Ameriprise Financial, Inc. 101,179
18,032 Bank of New York Mellon Corp. (The) 1,512,344
3,708 Blackrock, Inc.
+
3,509,548
5,552 Carlyle Group, Inc. (The) 242,012
2,640 Cboe Global Markets, Inc. 597,406
37,447 Charles Schwab Corp. (The) 2,931,351
9,003 CME Group, Inc. 2,388,406
814 Coinbase Global, Inc., Class A* 140,195
898 Evercore, Inc. 179,349
636 FactSet Research Systems, Inc. 289,151
6,943 Franklin Resources, Inc. 133,653
5,535 Goldman Sachs Group, Inc. (The) 3,023,715
1,152 Houlihan Lokey, Inc. 186,048
2,664 Interactive Brokers Group, Inc. 441,132
14,230 Intercontinental Exchange, Inc. 2,454,675
9,678 Invesco, Ltd. 146,815
3,074 Janus Henderson Group plc 111,125
3,263 Jefferies Financial Group, Inc. 174,799
12,117 KKR & Co., Inc. 1,400,846
953 MarketAxess Holdings, Inc. 206,182
3,182 Millrose Properties, Inc.* 84,355
27,085 Morgan Stanley 3,160,007
796 MSCI, Inc. 450,138
10,386 Nasdaq, Inc. 787,882
4,823 Northern Trust Corp. 475,789
5,084 Raymond James Financial, Inc. 706,218
16,589 Robinhood Markets, Inc., Class A* 690,434
7,859 S&P Global, Inc. 3,993,158
2,529 SEI Investments Co. 196,326
7,420 State Street Corp. 664,313
2,457 Stifel Financial Corp. 231,597
5,576 T. Rowe Price Group, Inc. 512,267
1,557 TPG, Inc. 73,848
1,800 Tradeweb Markets, Inc., Class A 267,228
1,896 Virtu Financial, Inc., Class A 72,275
Shares Value
Common Stocks, continued
Capital Markets, continued
9,471 XP, Inc., Class A $ 130,226
32,796,887
Chemicals (2.2%):
5,567 Air Products and Chemicals, Inc. 1,641,820
3,008 Albemarle Corp. 216,636
1,050 Ashland, Inc. 62,254
5,448 Axalta Coating Systems, Ltd.* 180,710
2,141 Celanese Corp. 121,545
4,247 CF Industries Holdings, Inc. 331,903
3,495 Chemours Co. (The) 47,287
17,121 Corteva, Inc. 1,077,425
17,861 Dow, Inc. 623,706
10,389 DuPont de Nemours, Inc. 775,850
2,867 Eastman Chemical Co. 252,611
832 Ecolab, Inc. 210,929
5,468 Element Solutions, Inc. 123,631
3,310 FMC Corp. 139,649
4,149 Huntsman Corp. 65,513
6,480 International Flavors & Fragrances, Inc. 502,913
12,067 Linde plc 5,618,878
6,527 LyondellBasell Industries NV, Class A 459,501
8,149 Mosaic Co. (The) 220,104
171 NewMarket Corp. 96,863
2,575 Olin Corp. 62,418
5,860 PPG Industries, Inc. 640,791
2,420 RPM International, Inc. 279,946
1,180 Scotts Miracle-Gro Co. (The) 64,770
526 Sherwin-Williams Co. (The) 183,674
893 Westlake Corp. 89,327
14,090,654
Commercial Services & Supplies (0.5%):
492 Cintas Corp. 101,121
1,331 Clean Harbors, Inc.* 262,340
1,649 Copart, Inc.* 93,317
935 MSA Safety, Inc. 137,155
4,639 RB Global, Inc. 465,292
5,141 Republic Services, Inc. 1,244,945
5,397 Tetra Tech, Inc. 157,862
3,403 Veralto Corp. 331,622
2,202 Vestis Corp. 21,800
2,815,454
Communications Equipment (1.3%):
3,694 Ciena Corp.* 223,228
100,242 Cisco Systems, Inc. 6,185,934
1,467 F5, Inc.* 390,618
8,409 Juniper Networks, Inc. 304,322
1,727 Lumentum Holdings, Inc.* 107,661
2,176 Motorola Solutions, Inc. 952,675
5,518 Sirius XM Holdings, Inc. 124,403
15 Ubiquiti, Inc. 4,652
8,293,493
Construction & Engineering (0.3%):
3,402 AECOM 315,467
5,759 API Group Corp.* 205,942
695 EMCOR Group, Inc. 256,893
1,387 Everus Construction Group, Inc.* 51,444

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,593 MasTec, Inc.* $ 185,919
5,550 MDU Resources Group, Inc. 93,851
2,524 Quanta Services, Inc. 641,550
497 Valmont Industries, Inc. 141,829
3,020 WillScot Holdings Corp. 83,956
1,976,851
Construction Materials (0.5%):
17,225 CRH plc 1,515,283
230 Eagle Materials, Inc. 51,044
1,459 Martin Marietta Materials, Inc. 697,592
2,503 Vulcan Materials Co. 583,950
2,847,869
Consumer Finance (1.0%):
6,050 Ally Financial, Inc. 220,644
8,691 American Express Co. 2,338,314
9,461 Capital One Financial Corp. 1,696,357
6,329 Discover Financial Services 1,080,360
2,813 OneMain Holdings, Inc. 137,499
5,366 SLM Corp. 157,599
22,377 SoFi Technologies, Inc.* 260,245
9,712 Synchrony Financial 514,153
6,405,171
Consumer Staples Distribution & Retail (2.3%):
10,336 Albertsons Cos., Inc., Class A 227,289
751 Casey's General Stores, Inc. 325,964
5,447 Dollar General Corp. 478,955
5,184 Dollar Tree, Inc.* 389,163
2,935 Grocery Outlet Holding Corp.* 41,031
16,738 Kroger Co. (The) 1,132,995
4,309 Maplebear, Inc.* 171,886
3,382 Performance Food Group Co.* 265,927
4,739 Sysco Corp. 355,614
11,577 Target Corp. 1,208,176
5,457 US Foods Holding Corp.* 357,215
17,976 Walgreens Boots Alliance, Inc. 200,792
109,004 Walmart, Inc. 9,569,461
14,724,468
Containers & Packaging (0.6%):
35,737 Amcor plc 346,649
1,708 AptarGroup, Inc. 253,433
1,293 Avery Dennison Corp. 230,115
7,310 Ball Corp. 380,632
2,889 Berry Global Group, Inc. 201,681
2,947 Crown Holdings, Inc. 263,049
7,779 Graphic Packaging Holding Co. 201,943
13,088 International Paper Co. 698,245
2,184 Packaging Corp. of America 432,475
2,432 Sealed Air Corp. 70,285
2,133 Silgan Holdings, Inc. 109,039
13,172 Smurfit WestRock plc 593,530
2,308 Sonoco Products Co. 109,030
3,890,106
Distributors (0.1%):
3,569 Genuine Parts Co. 425,210
Shares Value
Common Stocks, continued
Distributors, continued
6,444 LKQ Corp. $ 274,128
699,338
Diversified Consumer Services (0.1%):
7,509 ADT, Inc. 61,123
1,306 Bright Horizons Family Solutions, Inc.* 165,914
461 Grand Canyon Education, Inc.* 79,762
2,746 H&R Block, Inc. 150,783
3,457 Service Corp. International 277,252
734,834
Diversified REITs (0.1%):
5,388 WP Carey, Inc. 340,037
Diversified Telecommunication Services (1.6%):
180,289 AT&T, Inc. 5,098,573
6,239 Frontier Communications Parent, Inc.* 223,730
5,506 GCI Liberty, Inc.* —
2,321 Iridium Communications, Inc. 63,410
4,610 Liberty Global, Ltd., Class A* 53,061
3,840 Liberty Global, Ltd., Class C* 45,965
105,834 Verizon Communications, Inc. 4,800,630
10,285,369
Electric Utilities (3.1%):
6,438 Alliant Energy Corp. 414,285
13,241 American Electric Power Co., Inc. 1,446,844
6,607 Constellation Energy Corp. 1,332,169
19,355 Duke Energy Corp. 2,360,729
9,490 Edison International 559,151
10,720 Entergy Corp. 916,453
5,555 Evergy, Inc. 383,017
8,817 Eversource Energy 547,624
25,309 Exelon Corp. 1,166,239
14,465 FirstEnergy Corp. 584,675
1,398 IDACORP, Inc. 162,476
51,640 NextEra Energy, Inc. 3,660,760
3,071 NRG Energy, Inc. 293,158
4,995 OGE Energy Corp. 229,570
54,158 PG&E Corp. 930,434
2,928 Pinnacle West Capital Corp. 278,892
18,697 PPL Corp. 675,149
27,434 Southern Co. (The) 2,522,556
14,534 Xcel Energy, Inc. 1,028,862
19,493,043
Electrical Equipment (1.5%):
787 Acuity, Inc. 207,256
5,744 AMETEK, Inc. 988,772
9,910 Eaton Corp. plc 2,693,835
14,329 Emerson Electric Co. 1,571,032
6,841 GE Vernova, Inc. 2,088,421
694 Generac Holdings, Inc.* 87,895
1,338 Hubbell, Inc. 442,758
4,271 nVent Electric plc 223,886
1,726 Regal Rexnord Corp. 196,505
2,603 Rockwell Automation, Inc. 672,563
3,967 Sensata Technologies Holding plc 96,279
9,269,202

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.9%):
12,234 Amphenol Corp., Class A $ 802,428
1,263 Arrow Electronics, Inc.* 131,137
2,125 Avnet, Inc. 102,191
1,659 CDW Corp. 265,871
4,018 Cognex Corp. 119,857
3,193 Coherent Corp.* 207,354
19,114 Corning, Inc. 875,039
1,375 Crane NXT Co. 70,675
785 IPG Photonics Corp.* 49,565
2,444 Jabil, Inc. 332,555
4,328 Keysight Technologies, Inc.* 648,205
638 Littelfuse, Inc. 125,520
1,872 TD SYNNEX Corp. 194,613
1,173 Teledyne Technologies, Inc.* 583,814
6,160 Trimble, Inc.* 404,404
3,762 Vontier Corp. 123,582
1,009 Zebra Technologies Corp.* 285,103
5,321,913
Energy Equipment & Services (0.6%):
24,863 Baker Hughes Co. 1,092,729
22,458 Halliburton Co. 569,759
9,635 NOV, Inc. 146,645
35,266 Schlumberger NV 1,474,119
11,084 TechnipFMC plc 351,252
3,634,504
Entertainment (1.3%):
6,632 Electronic Arts, Inc. 958,457
334 Liberty Media Corp.-Liberty Formula One, ADR,
Class A* 27,211
3,507 Liberty Media Corp.-Liberty Formula One, ADR,
Class C* 315,665
512 Liberty Media Corp.-Liberty Live, Class A* 34,427
1,080 Liberty Media Corp.-Liberty Live, Class C* 73,591
430 Madison Square Garden Sports Corp.* 83,730
2,740 Roku, Inc.* 193,006
4,331 Take-Two Interactive Software, Inc.* 897,600
1,739 TKO Group Holdings, Inc. 265,736
45,606 Walt Disney Co. (The) 4,501,312
61,344 Warner Bros Discovery, Inc.* 658,221
8,008,956
Financial Services (5.1%):
6,432 Affirm Holdings, Inc.* 290,662
3,366 Apollo Global Management, Inc. 460,940
45,935 Berkshire Hathaway, Inc., Class B* 24,464,062
8,163 Block, Inc.* 443,496
1,010 Euronet Worldwide, Inc.* 107,918
13,443 Fidelity National Information Services, Inc. 1,003,923
9,749 Fiserv, Inc.* 2,152,872
6,322 Global Payments, Inc. 619,050
1,791 Jack Henry & Associates, Inc. 327,037
6,620 MGIC Investment Corp. 164,044
25,086 PayPal Holdings, Inc.* 1,636,862
2,385 Rocket Cos., Inc., Class A 28,787
2,376 Voya Financial, Inc. 160,998
6,778 Western Union Co. (The) 71,711
Shares Value
Common Stocks, continued
Financial Services, continued
955 WEX, Inc.* $ 149,954
32,082,316
Food Products (1.4%):
12,082 Archer-Daniels-Midland Co. 580,057
3,431 Bunge Global SA 262,197
11,886 Conagra Brands, Inc. 317,000
3,881 Darling Ingredients, Inc.* 121,242
5,027 Flowers Foods, Inc. 95,563
776 Freshpet, Inc.* 64,540
13,936 General Mills, Inc. 833,233
3,118 Hershey Co. (The) 533,272
7,410 Hormel Foods Corp. 229,265
1,677 Ingredion, Inc. 226,747
2,533 JM Smucker Co. (The) 299,933
6,557 Kellanova 540,887
22,294 Kraft Heinz Co. (The) 678,406
2,450 Lamb Weston Holdings, Inc. 130,585
6,269 McCormick & Co., Inc. 516,001
33,593 Mondelez International, Inc., Class A 2,279,285
925 Pilgrim's Pride Corp. 50,422
1,180 Post Holdings, Inc.* 137,305
7 Seaboard Corp. 18,880
4,723 The Campbell's Company 188,542
7,179 Tyson Foods, Inc., Class A 458,092
8,561,454
Gas Utilities (0.2%):
3,893 Atmos Energy Corp. 601,780
2,249 National Fuel Gas Co. 178,098
5,252 UGI Corp. 173,684
953,562
Ground Transportation (0.9%):
283 Avis Budget Group, Inc.*^ 21,480
48,355 CSX Corp. 1,423,088
2,082 JB Hunt Transport Services, Inc. 308,032
3,994 Knight-Swift Transportation Holdings, Inc. 173,699
875 Landstar System, Inc. 131,425
3,120 Lyft, Inc., Class A* 37,034
5,709 Norfolk Southern Corp. 1,352,177
1,070 Ryder System, Inc. 153,877
265 Saia, Inc.* 92,599
1,105 Schneider National, Inc., Class B 25,249
1,396 U-Haul Holding Co. 82,615
7,960 Union Pacific Corp. 1,880,470
5,681,745
Health Care Equipment & Supplies (3.5%):
43,440 Abbott Laboratories 5,762,316
777 Align Technology, Inc.* 123,434
12,957 Baxter International, Inc. 443,518
7,245 Becton Dickinson & Co. 1,659,540
36,887 Boston Scientific Corp.* 3,721,161
5,013 Cooper Cos., Inc. (The)* 422,847
4,595 DENTSPLY SIRONA, Inc. 68,649
11,852 Edwards Lifesciences Corp.* 859,033
1,388 Enovis Corp.* 53,035
4,016 Envista Holdings Corp.* 69,316
10,289 GE HealthCare Technologies, Inc. 830,425

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,864 Globus Medical, Inc.* $ 209,645
5,631 Hologic, Inc.* 347,827
571 Masimo Corp.* 95,129
32,238 Medtronic plc 2,896,907
1,288 QuidelOrtho Corp.* 45,041
2,687 ResMed, Inc. 601,485
2,474 STERIS plc 560,732
6,389 Stryker Corp. 2,378,305
1,222 Teleflex, Inc. 168,868
4,928 Zimmer Biomet Holdings, Inc. 557,751
21,874,964
Health Care Providers & Services (3.9%):
2,388 Acadia Healthcare Co., Inc.* 72,404
729 Amedisys, Inc.* 67,527
2,420 Cardinal Health, Inc. 333,403
12,510 Centene Corp.* 759,482
334 Chemed Corp. 205,517
6,138 Cigna Group (The) 2,019,402
31,817 CVS Health Corp. 2,155,602
4,906 Elevance Health, Inc. 2,133,914
2,447 Encompass Health Corp. 247,832
3,518 HCA Healthcare, Inc. 1,215,645
2,998 Henry Schein, Inc.* 205,333
3,017 Humana, Inc. 798,298
2,085 Labcorp Holdings, Inc. 485,263
1,813 McKesson Corp. 1,220,131
532 Molina Healthcare, Inc.* 175,235
2,324 Premier, Inc., Class A 44,807
2,826 Quest Diagnostics, Inc. 478,159
3,574 Solventum Corp.* 271,767
2,434 Tenet Healthcare Corp.* 327,373
21,526 UnitedHealth Group, Inc. 11,274,243
1,410 Universal Health Services, Inc., Class B 264,939
24,756,276
Health Care REITs (0.6%):
8,923 Healthcare Realty Trust, Inc. 150,799
17,864 Healthpeak Properties, Inc. 361,210
13,708 Medical Properties Trust, Inc.^ 82,659
6,643 Omega Healthcare Investors, Inc. 252,965
10,562 Ventas, Inc. 726,243
15,437 Welltower, Inc. 2,365,103
3,938,979
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 14,632
2,798 Doximity, Inc., Class A* 162,368
177,000
Hotel & Resort REITs (0.0%
†
):
17,022 Host Hotels & Resorts, Inc. 241,883
5,069 Park Hotels & Resorts, Inc. 54,137
296,020
Hotels, Restaurants & Leisure (2.0%):
6,668 Aramark 230,179
53 Booking Holdings, Inc. 244,166
1,540 Boyd Gaming Corp. 101,378
5,505 Caesars Entertainment, Inc.* 137,625
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
25,729 Carnival Corp.* $ 502,488
1,442 Darden Restaurants, Inc. 299,590
581 Domino's Pizza, Inc. 266,941
1,109 DoorDash, Inc., Class A* 202,692
1,539 Dutch Bros, Inc., Class A* 95,018
2,884 Hilton Worldwide Holdings, Inc. 656,254
905 Hyatt Hotels Corp., Class A 110,863
5,661 Marriott International, Inc., Class A 1,348,450
927 Marriott Vacations Worldwide Corp. 59,551
16,938 McDonald's Corp. 5,290,923
5,669 MGM Resorts International* 168,029
3,688 Penn Entertainment, Inc.* 60,151
989 Planet Fitness, Inc., Class A* 95,547
3,921 Royal Caribbean Cruises, Ltd. 805,530
194 Seaport Entertainment Group, Inc.* 4,165
6,422 Starbucks Corp. 629,934
1,387 Travel + Leisure Co. 64,204
169 Vail Resorts, Inc. 27,044
2,435 Wendy's Co. (The) 35,624
1,776 Wyndham Hotels & Resorts, Inc. 160,746
2,438 Wynn Resorts, Ltd. 203,573
4,395 Yum! Brands, Inc. 691,597
12,492,262
Household Durables (0.7%):
7,119 D.R. Horton, Inc. 905,039
3,901 Garmin, Ltd. 847,024
4,046 Leggett & Platt, Inc. 32,004
5,770 Lennar Corp., Class A 662,281
245 Lennar Corp., Class B 26,722
1,345 Mohawk Industries, Inc.* 153,572
10,966 Newell Brands, Inc. 67,989
70 NVR, Inc.* 507,107
5,186 PulteGroup, Inc. 533,121
1,300 SharkNinja, Inc.* 108,433
2,424 Toll Brothers, Inc. 255,950
699 TopBuild Corp.* 213,160
1,348 Whirlpool Corp. 121,495
4,433,897
Household Products (1.7%):
3,264 BJ's Wholesale Club Holdings, Inc.* 372,422
6,200 Church & Dwight Co., Inc. 682,558
9,133 Colgate-Palmolive Co. 855,762
4,940 Kimberly-Clark Corp. 702,567
46,046 Procter & Gamble Co. (The) 7,847,159
1,638 Reynolds Consumer Products, Inc. 39,083
673 Spectrum Brands Holdings, Inc. 48,153
10,547,704
Independent Power and Renewable Electricity Producers
(0.1%):
18,634 AES Corp. (The) 231,434
3,361 Brookfield Renewable Corp. 93,839
1,184 Clearway Energy, Inc., Class A 33,697
2,013 Clearway Energy, Inc., Class C 60,934
419,904
Industrial Conglomerates (1.4%):
11,116 3M Co. 1,632,496

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
21,219 General Electric Co. $ 4,246,983
13,829 Honeywell International, Inc. 2,928,290
8,807,769
Industrial REITs (0.6%):
7,576 Americold Realty Trust, Inc. 162,581
1,250 EastGroup Properties, Inc. 220,188
3,222 First Industrial Realty Trust, Inc. 173,859
1,660 Lineage, Inc. 97,326
23,195 Prologis, Inc. 2,592,969
5,569 Rexford Industrial Realty, Inc. 218,026
4,450 STAG Industrial, Inc. 160,734
3,625,683
Insurance (4.4%):
13,933 Aflac, Inc. 1,549,210
5,538 Allstate Corp. (The) 1,146,754
1,801 American Financial Group, Inc. 236,543
15,646 American International Group, Inc. 1,360,263
4,902 Aon plc, Class A 1,956,339
9,014 Arch Capital Group, Ltd. 866,967
5,768 Arthur J. Gallagher & Co. 1,991,344
1,250 Assurant, Inc. 262,187
1,257 Assured Guaranty, Ltd. 110,742
1,940 Axis Capital Holdings, Ltd. 194,466
1,632 Brighthouse Financial, Inc.* 94,640
3,348 Brown & Brown, Inc. 416,491
10,160 Chubb, Ltd. 3,068,218
3,825 Cincinnati Financial Corp. 565,029
546 CNA Financial Corp. 27,731
890 Everest Group, Ltd. 323,364
6,553 Fidelity National Financial, Inc. 426,469
2,628 First American Financial Corp. 172,476
2,076 Globe Life, Inc. 273,451
948 Hanover Insurance Group, Inc. (The) 164,905
7,207 Hartford Insurance Group, Inc. (The) 891,722
1,557 Kemper Corp. 104,085
4,278 Lincoln National Corp. 153,623
4,550 Loews Corp. 418,191
237 Markel Group, Inc.* 443,098
10,685 Marsh & McLennan Cos., Inc. 2,607,461
14,524 MetLife, Inc. 1,166,132
5,884 Old Republic International Corp. 230,770
820 Primerica, Inc. 233,315
5,746 Principal Financial Group, Inc. 484,790
2,311 Progressive Corp. (The) 654,036
8,976 Prudential Financial, Inc. 1,002,440
1,647 Reinsurance Group of America, Inc. 324,294
1,288 RenaissanceRe Holdings, Ltd. 309,120
1,864 RLI Corp. 149,735
5,673 Travelers Cos., Inc. (The) 1,500,282
4,638 Unum Group 377,811
7,277 W R Berkley Corp. 517,831
65 White Mountains Insurance Group, Ltd. 125,178
2,515 Willis Towers Watson plc 849,944
27,751,447
Interactive Media & Services (0.1%):
1,990 IAC, Inc.* 91,421
6,212 Match Group, Inc. 193,814
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
2,235 TripAdvisor, Inc.* $ 31,670
7,070 ZoomInfo Technologies, Inc.* 70,700
387,605
IT Services (2.2%):
15,758 Accenture plc, Class A 4,917,126
3,788 Akamai Technologies, Inc.* 304,934
2,749 Amdocs, Ltd. 251,534
12,543 Cognizant Technology Solutions Corp., Class A 959,539
4,606 DXC Technology Co.* 78,532
1,268 EPAM Systems, Inc.* 214,089
290 Globant SA* 34,139
23,039 International Business Machines Corp. 5,728,878
5,715 Kyndryl Holdings, Inc.* 179,451
2,204 Okta, Inc.* 231,905
3,056 Twilio, Inc., Class A* 299,213
1,947 VeriSign, Inc.* 494,285
13,693,625
Leisure Products (0.1%):
1,688 Brunswick Corp. 90,899
487 Hasbro, Inc. 29,946
8,468 Mattel, Inc.* 164,533
1,471 Polaris, Inc. 60,223
1,662 YETI Holdings, Inc.* 55,012
400,613
Life Sciences Tools & Services (2.0%):
7,120 Agilent Technologies, Inc. 832,898
17,215 Avantor, Inc.* 279,055
1,141 Azenta, Inc.* 39,524
481 Bio-Rad Laboratories, Inc., Class A* 117,152
4,025 Bio-Techne Corp. 235,986
1,067 Bruker Corp. 44,537
1,313 Charles River Laboratories International, Inc.* 197,633
16,211 Danaher Corp. 3,323,255
2,568 Fortrea Holdings, Inc.* 19,388
3,922 Illumina, Inc.* 311,172
3,961 IQVIA Holdings, Inc.* 698,324
527 Mettler-Toledo International, Inc.* 622,340
5,549 Qiagen NV* 222,792
1,195 Repligen Corp.* 152,052
3,096 Revvity, Inc. 327,557
3,490 Sotera Health Co.* 40,693
9,591 Thermo Fisher Scientific, Inc. 4,772,482
585 Waters Corp.* 215,613
730 West Pharmaceutical Services, Inc. 163,432
12,615,885
Machinery (3.4%):
1,543 AGCO Corp. 142,836
2,254 Allison Transmission Holdings, Inc. 215,640
10,395 Caterpillar, Inc. 3,428,271
22,065 CNH Industrial NV 270,958
1,245 Crane Co. 190,709
3,438 Cummins, Inc. 1,077,607
6,255 Deere & Co. 2,935,784
3,063 Donaldson Co., Inc. 205,405
3,389 Dover Corp. 595,380
1,417 Esab Corp. 165,081

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
3,311 Flowserve Corp. $ 161,709
8,710 Fortive Corp. 637,398
5,935 Gates Industrial Corp. plc* 109,263
4,175 Graco, Inc. 348,654
1,864 IDEX Corp. 337,328
4,603 Illinois Tool Works, Inc. 1,141,590
10,148 Ingersoll Rand, Inc. 812,144
2,017 ITT, Inc. 260,516
1,006 Lincoln Electric Holdings, Inc. 190,295
1,341 Middleby Corp. (The)* 203,805
1,404 Nordson Corp. 283,215
1,626 Oshkosh Corp. 152,974
9,996 Otis Worldwide Corp. 1,031,587
12,809 PACCAR, Inc. 1,247,212
3,212 Parker-Hannifin Corp. 1,952,414
4,144 Pentair plc 362,517
725 RBC Bearings, Inc.* 233,283
1,309 Snap-on, Inc. 441,146
3,847 Stanley Black & Decker, Inc. 295,757
1,702 Timken Co. (The) 122,323
2,660 Toro Co. (The) 193,515
4,322 Westinghouse Air Brake Technologies Corp. 783,795
6,110 Xylem, Inc. 729,901
21,260,012
Marine Transportation (0.0%
†
):
1,388 Kirby Corp.* 140,202
Media (1.0%):
2,333 Charter Communications, Inc., Class A* 859,780
94,116 Comcast Corp., Class A 3,472,880
5,713 Fox Corp., Class A 323,356
3,269 Fox Corp., Class B 172,309
9,123 Interpublic Group of Cos., Inc. (The) 247,781
335 Liberty Broadband Corp., Class A* 28,475
2,065 Liberty Broadband Corp., Class C* 175,628
4,101 New York Times Co. (The), Class A 203,410
9,795 News Corp., Class A 266,620
2,790 News Corp., Class B 84,732
420 Nexstar Media Group, Inc. 75,272
4,959 Omnicom Group, Inc. 411,151
33 Paramount Global, Class A 751
14,355 Paramount Global, Class B 171,686
6,493,831
Metals & Mining (0.8%):
6,439 Alcoa Corp. 196,389
3,077 ATI, Inc.* 160,096
8,755 Cleveland-Cliffs, Inc.* 71,966
36,064 Freeport-McMoRan, Inc. 1,365,383
3,553 MP Materials Corp.* 86,729
28,585 Newmont Corp. 1,380,084
5,808 Nucor Corp. 698,935
1,331 Reliance, Inc. 384,326
1,692 Royal Gold, Inc. 276,659
3,523 Steel Dynamics, Inc. 440,657
5,708 United States Steel Corp. 241,220
5,302,444
Shares Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
21,691 AGNC Investment Corp.^ $ 207,800
13,705 Annaly Capital Management, Inc. 278,348
13,417 Rithm Capital Corp. 153,625
7,593 Starwood Property Trust, Inc. 150,114
789,887
Multi-Utilities (1.3%):
6,718 Ameren Corp. 674,487
16,209 CenterPoint Energy, Inc. 587,252
7,415 CMS Energy Corp. 556,941
8,646 Consolidated Edison, Inc. 956,161
21,183 Dominion Energy, Inc. 1,187,731
5,122 DTE Energy Co. 708,219
11,856 NiSource, Inc. 475,307
12,443 Public Service Enterprise Group, Inc. 1,024,059
15,892 Sempra 1,134,053
7,971 WEC Energy Group, Inc. 868,679
8,172,889
Office REITs (0.2%):
4,259 Alexandria Real Estate Equities, Inc. 394,000
3,838 BXP, Inc. 257,875
3,898 Cousins Properties, Inc. 114,991
2,352 Highwoods Properties, Inc. 69,713
2,982 Kilroy Realty Corp. 97,690
4,256 Vornado Realty Trust 157,430
1,091,699
Oil, Gas & Consumable Fuels (6.5%):
4,971 Antero Midstream Corp. 89,478
7,369 Antero Resources Corp.* 298,002
9,228 APA Corp. 193,973
2,738 Cheniere Energy, Inc. 633,573
41,082 Chevron Corp. 6,872,608
1,561 Chord Energy Corp. 175,956
2,014 Civitas Resources, Inc. 70,268
32,499 ConocoPhillips 3,413,045
18,290 Coterra Energy, Inc. 528,581
15,445 Devon Energy Corp. 577,643
4,672 Diamondback Energy, Inc. 746,959
2,361 DT Midstream, Inc. 227,789
14,057 EOG Resources, Inc. 1,802,670
13,843 EQT Corp. 739,631
5,847 Expand Energy Corp. 650,888
110,361 Exxon Mobil Corp. 13,125,234
2,461 Hess Corp. 393,095
4,068 HF Sinclair Corp. 133,756
48,327 Kinder Morgan, Inc. 1,378,769
8,062 Marathon Petroleum Corp. 1,174,553
2,700 Matador Resources Co. 137,943
17,012 Occidental Petroleum Corp. 839,712
15,558 ONEOK, Inc. 1,543,665
6,517 Ovintiv, Inc. 278,928
13,736 Permian Resources Corp. 190,244
10,340 Phillips 66 1,276,783
5,877 Range Resources Corp. 234,669
8,000 Valero Energy Corp. 1,056,560
1,797 Viper Energy, Inc. 81,135

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
30,726 Williams Cos., Inc. (The) $ 1,836,186
40,702,296
Paper & Forest Products (0.0%
†
):
541 Louisiana-Pacific Corp. 49,761
Passenger Airlines (0.3%):
3,169 Alaska Air Group, Inc.* 155,978
15,483 American Airlines Group, Inc.* 163,346
16,113 Delta Air Lines, Inc. 702,527
14,734 Southwest Airlines Co. 494,768
8,292 United Airlines Holdings, Inc.* 572,562
2,089,181
Personal Care Products (0.3%):
3,321 BellRing Brands, Inc.* 247,282
10,698 Coty, Inc., Class A* 58,518
3,619 Estee Lauder Cos., Inc. (The) 238,854
47,878 Kenvue, Inc. 1,148,114
1,692,768
Pharmaceuticals (2.9%):
50,939 Bristol-Myers Squibb Co. 3,106,769
11,608 Elanco Animal Health, Inc.* 121,884
526 Jazz Pharmaceuticals plc* 65,303
1,005 Jazz Pharmaceuticals plc* 124,771
60,470 Johnson & Johnson 10,028,345
7,076 Organon & Co. 105,362
3,526 Perrigo Co plc 98,869
142,388 Pfizer, Inc. 3,608,112
9,935 Royalty Pharma plc, Class A 309,276
29,549 Viatris, Inc. 257,372
2,006 Zoetis, Inc. 330,288
18,156,351
Professional Services (0.8%):
3,330 Amentum Holdings, Inc.* 60,606
755 Automatic Data Processing, Inc. 230,675
283 Broadridge Financial Solutions, Inc. 68,616
573 CACI International, Inc., Class A* 210,245
11,185 Clarivate plc* 43,957
1,236 Concentrix Corp. 68,771
3,425 Dayforce, Inc.* 199,780
7,346 Dun & Bradstreet Holdings, Inc. 65,673
2,506 Equifax, Inc. 610,361
877 FTI Consulting, Inc.* 143,898
4,016 Genpact, Ltd. 202,326
3,026 Jacobs Solutions, Inc. 365,813
3,042 KBR, Inc. 151,522
3,366 Leidos Holdings, Inc. 454,208
1,278 ManpowerGroup, Inc. 73,971
1,271 Parsons Corp.* 75,256
5,163 Paychex, Inc. 796,548
434 Paycom Software, Inc. 94,820
838 Paycor HCM, Inc.* 18,805
2,446 Robert Half, Inc. 133,429
1,251 Science Applications International Corp. 140,450
5,448 SS&C Technologies Holdings, Inc. 455,072
Shares Value
Common Stocks, continued
Professional Services, continued
4,662 TransUnion $ 386,900
5,051,702
Real Estate Management & Development (0.4%):
7,716 CBRE Group, Inc., Class A* 1,009,099
10,219 CoStar Group, Inc.* 809,651
774 Howard Hughes Holdings, Inc.* 57,338
827 Jones Lang LaSalle, Inc.* 205,022
1,090 Zillow Group, Inc., Class A* 72,877
3,805 Zillow Group, Inc., Class C* 260,871
2,414,858
Residential REITs (0.7%):
8,324 American Homes 4 Rent, Class A 314,730
3,577 AvalonBay Communities, Inc. 767,696
2,551 Camden Property Trust 311,987
4,855 Equity LifeStyle Properties, Inc. 323,828
9,407 Equity Residential 673,353
1,573 Essex Property Trust, Inc. 482,235
15,273 Invitation Homes, Inc. 532,264
2,972 Mid-America Apartment Communities, Inc. 498,048
3,129 Sun Communities, Inc. 402,515
8,160 UDR, Inc. 368,587
4,675,243
Retail REITs (0.6%):
2,479 Agree Realty Corp. 191,354
7,394 Brixmor Property Group, Inc. 196,311
2,111 Federal Realty Investment Trust 206,498
16,549 Kimco Realty Corp. 351,501
4,524 NNN REIT, Inc. 192,949
21,860 Realty Income Corp. 1,268,098
4,570 Regency Centers Corp. 337,083
6,102 Simon Property Group, Inc. 1,013,420
3,757,214
Semiconductors & Semiconductor Equipment (2.7%):
13,833 Advanced Micro Devices, Inc.* 1,421,202
2,090 Allegro MicroSystems, Inc.* 52,522
3,133 Amkor Technology, Inc. 56,582
12,431 Analog Devices, Inc. 2,506,960
1,647 Applied Materials, Inc. 239,013
2,673 Astera Labs, Inc.* 159,498
1,305 Cirrus Logic, Inc.* 130,050
2,639 First Solar, Inc.* 333,649
2,283 GLOBALFOUNDRIES, Inc.* 84,265
108,786 Intel Corp. 2,470,530
1,401 MACOM Technology Solutions Holdings, Inc.* 140,632
19,933 Marvell Technology, Inc. 1,227,275
13,339 Microchip Technology, Inc. 645,741
27,625 Micron Technology, Inc. 2,400,336
1,575 MKS Instruments, Inc. 126,236
10,670 ON Semiconductor Corp.* 434,162
911 Onto Innovation, Inc.* 110,541
2,476 Qorvo, Inc.* 179,287
1,804 QUALCOMM, Inc. 277,112
4,076 Skyworks Solutions, Inc. 263,432
379 Teradyne, Inc. 31,305
20,093 Texas Instruments, Inc. 3,610,712
643 Universal Display Corp. 89,686

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,276 Wolfspeed, Inc.*^ $ 10,025
17,000,753
Software (1.2%):
2,186 ANSYS, Inc.* 692,000
1,906 BILL Holdings, Inc.* 87,466
10,677 CCC Intelligent Solutions Holdings, Inc.* 96,413
1,426 Dolby Laboratories, Inc., Class A 114,522
1,756 DoubleVerify Holdings, Inc.* 23,478
4,101 Dropbox, Inc., Class A* 109,538
92 Fair Isaac Corp.* 169,663
2,977 Fortinet, Inc.* 286,566
13,437 Gen Digital, Inc. 356,618
1,137 Guidewire Software, Inc.* 213,028
1,775 Informatica, Inc., Class A* 30,974
5,432 MicroStrategy, Inc.* 1,565,883
874 nCino, Inc.* 24,009
4,503 Nutanix, Inc., Class A* 314,354
1,189 PTC, Inc.* 184,236
2,667 Roper Technologies, Inc. 1,572,410
3,501 Salesforce, Inc. 939,528
5,569 SentinelOne, Inc., Class A* 101,244
177 Tyler Technologies, Inc.* 102,906
1,367 UiPath, Inc., Class A* 14,080
4,157 Unity Software, Inc.* 81,436
6,630 Zoom Communications, Inc.* 489,095
7,569,447
Specialized REITs (1.5%):
10,916 Crown Castle, Inc. 1,137,775
5,808 CubeSmart 248,060
8,345 Digital Realty Trust, Inc. 1,195,755
1,836 EPR Properties 96,592
2,299 Equinix, Inc. 1,874,490
5,196 Extra Space Storage, Inc. 771,554
6,441 Gaming and Leisure Properties, Inc. 327,847
3,094 Iron Mountain, Inc. 266,208
1,651 Lamar Advertising Co., Class A 187,851
1,991 National Storage Affiliates Trust 78,445
3,359 Public Storage 1,005,315
4,053 Rayonier, Inc. 112,997
2,673 SBA Communications Corp. 588,087
26,454 VICI Properties, Inc. 862,929
18,294 Weyerhaeuser Co. 535,648
9,289,553
Specialty Retail (1.7%):
1,718 Advance Auto Parts, Inc. 67,363
613 AutoNation, Inc.* 99,257
36 AutoZone, Inc.* 137,260
5,733 Bath & Body Works, Inc. 173,825
5,275 Best Buy Co., Inc. 388,293
3,559 CarMax, Inc.* 277,317
1,712 Carvana Co.* 357,945
1,262 Dick's Sporting Goods, Inc. 254,369
308 Five Below, Inc.* 23,077
1,673 Floor & Decor Holdings, Inc., Class A* 134,626
10,095 GameStop Corp., Class A* 225,320
5,204 Gap, Inc. (The) 107,254
5,040 Home Depot, Inc. (The) 1,847,110
Shares Value
Common Stocks, continued
Specialty Retail, continued
692 Lithia Motors, Inc. $ 203,130
14,181 Lowe's Cos., Inc. 3,307,435
111 O'Reilly Automotive, Inc.* 159,016
438 Penske Automotive Group, Inc. 63,063
302 RH* 70,792
6,331 Ross Stores, Inc. 809,038
11,549 TJX Cos., Inc. (The) 1,406,668
178 Ulta Beauty, Inc.* 65,244
2,566 Wayfair, Inc., Class A* 82,189
1,219 Williams-Sonoma, Inc. 192,724
10,452,315
Technology Hardware, Storage & Peripherals (0.4%):
5,658 Dell Technologies, Inc., Class C 515,727
33,189 Hewlett Packard Enterprise Co. 512,106
17,826 HP, Inc. 493,602
2,836 NetApp, Inc. 249,114
1,032 Pure Storage, Inc., Class A* 45,687
2,899 Sandisk Corp.* 138,021
8,699 Western Digital Corp.* 351,701
2,305,958
Textiles, Apparel & Luxury Goods (0.3%):
1,568 Amer Sports, Inc.* 41,913
689 Birkenstock Holding plc* 31,591
3,007 Capri Holdings, Ltd.* 59,328
1,080 Carter's, Inc. 44,172
802 Columbia Sportswear Co. 60,703
1,180 Crocs, Inc.* 125,316
11,392 NIKE, Inc., Class B 723,164
1,397 PVH Corp. 90,302
991 Ralph Lauren Corp. 218,753
3,134 Skechers USA, Inc., Class A* 177,949
5,838 Tapestry, Inc. 411,054
4,348 Under Armour, Inc., Class A* 27,175
4,201 Under Armour, Inc., Class C* 24,996
8,987 VF Corp. 139,478
2,175,894
Tobacco (1.4%):
42,570 Altria Group, Inc. 2,555,051
39,041 Philip Morris International, Inc. 6,196,978
8,752,029
Trading Companies & Distributors (0.5%):
2,457 Air Lease Corp. 118,698
1,582 Core & Main, Inc., Class A* 76,426
2,246 Fastenal Co. 174,177
4,716 Ferguson Enterprises, Inc. 755,645
1,205 MSC Industrial Direct Co., Inc. 93,592
758 SiteOne Landscape Supply, Inc.* 92,052
1,235 United Rentals, Inc. 773,975
140 W.W. Grainger, Inc. 138,296
880 Watsco, Inc. 447,304
1,115 WESCO International, Inc. 173,159
2,843,324
Water Utilities (0.2%):
4,860 American Water Works Co., Inc. 716,947

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
Shares Value
Common Stocks, continued
Water Utilities, continued
6,495 Essential Utilities, Inc. $ 256,748
973,695
Wireless Telecommunication Services (0.5%):
11,821 T-Mobile US, Inc. 3,152,779
Total Common Stocks (Cost $399,920,658) 625,179,523
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
347,416 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(a)(b) 347,416
Total Affiliated Investment Company (Cost $347,416) 347,416
Shares Value
Unaffiliated Investment Company (0.3%):
Money Market Funds (0.3%):
1,858,568 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(b) $ 1,858,568
Total Unaffiliated Investment Company (Cost $1,858,568) 1,858,568
Total Investment Securities
(Cost $402,126,642 ) — 100.1% 627,385,507
Net other assets (liabilities) — (0.1)% (380,228)
Net Assets — 100.0% $ 627,005,279
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $340,963.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(b) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Value Index June Futures (U.S. Dollar) 6/20/25 26 $ 2,423,460 $ 27,074
$ 27,074

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks ( 99 .1% ):
Aerospace & Defense ( 1 .6% ):
3,881 Axon Enterprise, Inc.* $ 2,041,212
39,980 Boeing Co. (The)* 6,818,589
13,573 General Dynamics Corp. 3,699,728
21,545 Howmet Aerospace, Inc. 2,795,033
1,929 Huntington Ingalls Industries, Inc. 393,593
10,264 L3Harris Technologies, Inc. 2,148,358
11,128 Lockheed Martin Corp. 4,970,989
7,265 Northrop Grumman Corp. 3,719,753
71,235 RTX Corp. 9,435,788
9,868 Textron, Inc. 712,963
3,014 TransDigm Group, Inc. 4,169,236
40,905,242
Air Freight & Logistics ( 0 .3% ):
6,215 CH Robinson Worldwide, Inc. 636,416
7,449 Expeditors International of Washington, Inc. 895,742
11,730 FedEx Corp. 2,859,539
39,140 United Parcel Service, Inc., Class B 4,305,009
8,696,706
Automobile Components ( 0 .0%
†
):
12,919 Aptiv plc* 768,680
Automobiles ( 1 .7% ):
210,888 Ford Motor Co. 2,115,207
53,224 General Motors Co. 2,503,125
149,689 Tesla, Inc.* 38,793,401
43,411,733
Banks ( 3 .4% ):
354,191 Bank of America Corp. 14,780,390
100,328 Citigroup, Inc. 7,122,285
24,356 Citizens Financial Group, Inc. 997,865
36,712 Fifth Third Bancorp 1,439,110
77,960 Huntington Bancshares, Inc. 1,170,180
149,568 JPMorgan Chase & Co. 36,689,030
51,511 KeyCorp 823,661
9,049 M&T Bank Corp. 1,617,509
21,037 PNC Financial Services Group, Inc. (The) 3,697,674
49,178 Regions Financial Corp. 1,068,638
69,751 Truist Financial Corp. 2,870,254
83,678 US Bancorp 3,532,885
175,928 Wells Fargo & Co. 12,629,871
88,439,352
Beverages ( 1 .3% ):
10,335 Brown-Forman Corp., Class B 350,770
207,108 Coca-Cola Co. (The) 14,833,075
8,246 Constellation Brands, Inc., Class A 1,513,306
63,866 Keurig Dr Pepper, Inc. 2,185,495
8,691 Molson Coors Beverage Co., Class B 529,021
37,045 Monster Beverage Corp.* 2,167,873
73,153 PepsiCo, Inc. 10,968,561
32,548,101
Biotechnology ( 1 .9% ):
94,432 AbbVie, Inc. 19,785,392
28,736 Amgen, Inc. 8,952,701
7,713 Biogen, Inc.* 1,055,447
Shares Value
Common Stocks, continued
Biotechnology, continued
66,970 Gilead Sciences, Inc. $ 7,503,988
8,694 Incyte Corp.* 526,422
18,903 Moderna, Inc.* 535,900
5,590 Regeneron Pharmaceuticals, Inc. 3,545,346
13,768 Vertex Pharmaceuticals, Inc.* 6,675,002
48,580,198
Broadline Retail ( 3 .8% ):
504,531 Amazon.com, Inc.* 95,992,068
25,497 eBay, Inc. 1,726,912
97,718,980
Building Products ( 0 .5% ):
6,608 A O Smith Corp. 431,899
4,754 Allegion plc 620,207
6,009 Builders FirstSource, Inc.* 750,765
43,197 Carrier Global Corp. 2,738,690
34,886 Johnson Controls International plc 2,794,717
1,774 Lennox International, Inc. 994,912
11,277 Masco Corp. 784,203
11,884 Trane Technologies plc 4,003,957
13,119,350
Capital Markets ( 3 .2% ):
5,191 Ameriprise Financial, Inc. 2,513,015
38,080 Bank of New York Mellon Corp. (The) 3,193,770
7,824 Blackrock, Inc.
+
7,405,260
38,650 Blackstone, Inc. 5,402,497
5,608 Cboe Global Markets, Inc. 1,269,034
91,588 Charles Schwab Corp. (The) 7,169,509
19,398 CME Group, Inc. 5,146,095
1,946 FactSet Research Systems, Inc. 884,729
16,181 Franklin Resources, Inc. 311,484
16,691 Goldman Sachs Group, Inc. (The) 9,118,126
30,934 Intercontinental Exchange, Inc. 5,336,115
25,144 Invesco, Ltd. 381,435
35,869 KKR & Co., Inc. 4,146,815
2,115 MarketAxess Holdings, Inc. 457,580
8,329 Moody's Corp. 3,878,732
66,427 Morgan Stanley 7,750,038
4,137 MSCI, Inc. 2,339,474
22,278 Nasdaq, Inc. 1,690,009
10,711 Northern Trust Corp. 1,056,640
9,883 Raymond James Financial, Inc. 1,372,848
16,850 S&P Global, Inc. 8,561,485
15,131 State Street Corp. 1,354,678
11,765 T. Rowe Price Group, Inc. 1,080,851
81,820,219
Chemicals ( 1 .3% ):
11,998 Air Products and Chemicals, Inc. 3,538,450
6,332 Albemarle Corp. 456,031
9,386 CF Industries Holdings, Inc. 733,516
37,224 Corteva, Inc. 2,342,506
37,609 Dow, Inc. 1,313,306
22,071 DuPont de Nemours, Inc. 1,648,262
5,747 Eastman Chemical Co. 506,368
13,568 Ecolab, Inc. 3,439,759
14,153 International Flavors & Fragrances, Inc. 1,098,414

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
25,421 Linde plc $ 11,837,035
13,951 LyondellBasell Industries NV, Class A 982,151
16,937 Mosaic Co. (The) 457,469
12,135 PPG Industries, Inc. 1,326,962
12,316 Sherwin-Williams Co. (The) 4,300,624
33,980,853
Commercial Services & Supplies ( 0 .6% ):
18,329 Cintas Corp. 3,767,159
46,876 Copart, Inc.* 2,652,713
10,931 Republic Services, Inc. 2,647,051
14,992 Rollins, Inc. 810,018
13,587 Veralto Corp. 1,324,053
19,688 Waste Management, Inc. 4,557,969
15,758,963
Communications Equipment ( 0 .9% ):
55,506 Arista Networks, Inc.* 4,300,605
212,927 Cisco Systems, Inc. 13,139,725
3,004 F5, Inc.* 799,875
17,092 Juniper Networks, Inc. 618,560
8,972 Motorola Solutions, Inc. 3,928,031
22,786,796
Construction & Engineering ( 0 .1% ):
7,842 Quanta Services, Inc. 1,993,280
Construction Materials ( 0 .1% ):
3,300 Martin Marietta Materials, Inc. 1,577,829
7,085 Vulcan Materials Co. 1,652,930
3,230,759
Consumer Finance ( 0 .6% ):
29,614 American Express Co. 7,967,647
20,256 Capital One Financial Corp. 3,631,901
13,609 Discover Financial Services 2,323,056
20,593 Synchrony Financial 1,090,193
15,012,797
Consumer Staples Distribution & Retail ( 2 .0% ):
23,723 Costco Wholesale Corp. 22,436,739
12,050 Dollar General Corp. 1,059,556
10,497 Dollar Tree, Inc.* 788,010
36,070 Kroger Co. (The) 2,441,578
25,990 Sysco Corp. 1,950,290
24,519 Target Corp. 2,558,803
35,004 Walgreens Boots Alliance, Inc. 390,995
232,048 Walmart, Inc. 20,371,494
51,997,465
Containers & Packaging ( 0 .2% ):
80,155 Amcor plc 777,503
4,515 Avery Dennison Corp. 803,535
15,356 Ball Corp. 799,587
28,872 International Paper Co. 1,540,321
4,601 Packaging Corp. of America 911,090
26,329 Smurfit WestRock plc 1,186,385
6,018,421
Distributors ( 0 .1% ):
7,289 Genuine Parts Co. 868,411
Shares Value
Common Stocks, continued
Distributors, continued
13,398 LKQ Corp. $ 569,951
2,025 Pool Corp. 644,659
2,083,021
Diversified Telecommunication Services ( 0 .8% ):
385,574 AT&T, Inc. 10,904,033
225,183 Verizon Communications, Inc. 10,214,301
21,118,334
Electric Utilities ( 1 .6% ):
14,335 Alliant Energy Corp. 922,457
28,294 American Electric Power Co., Inc. 3,091,685
16,705 Constellation Energy Corp. 3,368,229
41,402 Duke Energy Corp. 5,049,802
21,031 Edison International 1,239,146
22,753 Entergy Corp. 1,945,154
11,801 Evergy, Inc. 813,679
20,182 Eversource Energy 1,253,504
54,360 Exelon Corp. 2,504,909
27,637 FirstEnergy Corp. 1,117,088
109,424 NextEra Energy, Inc. 7,757,067
10,993 NRG Energy, Inc. 1,049,392
117,503 PG&E Corp. 2,018,702
6,182 Pinnacle West Capital Corp. 588,835
40,296 PPL Corp. 1,455,089
58,392 Southern Co. (The) 5,369,144
30,772 Xcel Energy, Inc. 2,178,350
41,722,232
Electrical Equipment ( 0 .7% ):
12,331 AMETEK, Inc. 2,122,658
21,237 Eaton Corp. plc 5,772,854
30,164 Emerson Electric Co. 3,307,181
14,711 GE Vernova, Inc. 4,490,974
3,029 Generac Holdings, Inc.* 383,623
2,914 Hubbell, Inc. 964,272
6,000 Rockwell Automation, Inc. 1,550,280
18,591,842
Electronic Equipment, Instruments & Components ( 0 .6% ):
65,089 Amphenol Corp., Class A 4,269,187
7,199 CDW Corp. 1,153,712
41,013 Corning, Inc. 1,877,575
5,606 Jabil, Inc. 762,808
9,256 Keysight Technologies, Inc.* 1,386,271
15,781 TE Connectivity PLC 2,230,171
2,504 Teledyne Technologies, Inc.* 1,246,266
13,635 Trimble, Inc.* 895,138
2,637 Zebra Technologies Corp.* 745,111
14,566,239
Energy Equipment & Services ( 0 .3% ):
52,546 Baker Hughes Co. 2,309,397
48,141 Halliburton Co. 1,221,337
74,248 Schlumberger NV 3,103,566
6,634,300
Entertainment ( 1 .5% ):
12,526 Electronic Arts, Inc. 1,810,258
8,418 Live Nation Entertainment, Inc.* 1,099,222

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
22,881 Netflix, Inc.* $ 21,337,219
8,904 Take-Two Interactive Software, Inc.* 1,845,354
3,562 TKO Group Holdings, Inc. 544,309
96,394 Walt Disney Co. (The) 9,514,088
117,825 Warner Bros Discovery, Inc.* 1,264,262
37,414,712
Financial Services ( 4 .9% ):
23,679 Apollo Global Management, Inc. 3,242,602
98,047 Berkshire Hathaway, Inc., Class B* 52,217,871
28,766 Fidelity National Information Services, Inc. 2,148,245
30,340 Fiserv, Inc.* 6,699,982
13,008 Global Payments, Inc. 1,273,744
3,928 Jack Henry & Associates, Inc. 717,253
43,564 Mastercard, Inc., Class A 23,878,300
53,472 PayPal Holdings, Inc.* 3,489,048
92,185 Visa, Inc., Class A 32,307,155
125,974,200
Food Products ( 0 .7% ):
25,282 Archer-Daniels-Midland Co. 1,213,789
6,721 Bunge Global SA 513,619
26,686 Conagra Brands, Inc. 711,716
29,890 General Mills, Inc. 1,787,123
8,047 Hershey Co. (The) 1,376,278
15,302 Hormel Foods Corp. 473,444
5,739 JM Smucker Co. (The) 679,555
14,792 Kellanova 1,220,192
47,939 Kraft Heinz Co. (The) 1,458,784
7,758 Lamb Weston Holdings, Inc. 413,501
13,116 McCormick & Co., Inc. 1,079,578
69,193 Mondelez International, Inc., Class A 4,694,745
9,330 The Campbell's Company 372,454
15,861 Tyson Foods, Inc., Class A 1,012,090
17,006,868
Gas Utilities ( 0 .1% ):
8,604 Atmos Energy Corp. 1,330,006
Ground Transportation ( 0 .9% ):
104,085 CSX Corp. 3,063,222
4,355 JB Hunt Transport Services, Inc. 644,322
12,051 Norfolk Southern Corp. 2,854,279
9,991 Old Dominion Freight Line, Inc. 1,653,011
111,744 Uber Technologies, Inc.* 8,141,668
32,167 Union Pacific Corp. 7,599,132
23,955,634
Health Care Equipment & Supplies ( 2 .4% ):
92,598 Abbott Laboratories 12,283,125
3,935 Align Technology, Inc.* 625,114
28,442 Baxter International, Inc. 973,570
15,354 Becton Dickinson & Co. 3,516,987
78,763 Boston Scientific Corp.* 7,945,611
10,434 Cooper Cos., Inc. (The)* 880,108
20,675 Dexcom, Inc.* 1,411,896
31,068 Edwards Lifesciences Corp.* 2,251,809
24,602 GE HealthCare Technologies, Inc. 1,985,627
12,068 Hologic, Inc.* 745,440
4,387 IDEXX Laboratories, Inc.* 1,842,321
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,698 Insulet Corp.* $ 971,132
19,133 Intuitive Surgical, Inc.* 9,476,001
68,319 Medtronic plc 6,139,145
7,816 ResMed, Inc. 1,749,611
5,352 STERIS plc 1,213,031
18,407 Stryker Corp. 6,852,006
10,636 Zimmer Biomet Holdings, Inc. 1,203,782
62,066,316
Health Care Providers & Services ( 2 .4% ):
12,992 Cardinal Health, Inc. 1,789,908
9,139 Cencora, Inc. 2,541,465
26,250 Centene Corp.* 1,593,637
14,640 Cigna Group (The) 4,816,560
67,924 CVS Health Corp. 4,601,851
2,151 DaVita, Inc.* 329,038
12,444 Elevance Health, Inc. 5,412,642
9,565 HCA Healthcare, Inc. 3,305,186
6,564 Henry Schein, Inc.* 449,568
6,402 Humana, Inc. 1,693,969
4,424 Labcorp Holdings, Inc. 1,029,642
6,704 McKesson Corp. 4,511,725
2,979 Molina Healthcare, Inc.* 981,253
6,138 Quest Diagnostics, Inc. 1,038,550
7,122 Solventum Corp.* 541,557
49,227 UnitedHealth Group, Inc. 25,782,641
3,159 Universal Health Services, Inc., Class B 593,576
61,012,768
Health Care REITs ( 0 .3% ):
35,983 Healthpeak Properties, Inc. 727,576
22,099 Ventas, Inc. 1,519,527
32,589 Welltower, Inc. 4,992,961
7,240,064
Hotel & Resort REITs ( 0 .0%
†
):
37,071 Host Hotels & Resorts, Inc. 526,779
Hotels, Restaurants & Leisure ( 2 .1% ):
23,162 Airbnb, Inc., Class A* 2,766,932
1,779 Booking Holdings, Inc. 8,195,693
12,108 Caesars Entertainment, Inc.* 302,700
54,651 Carnival Corp.* 1,067,334
71,793 Chipotle Mexican Grill, Inc.* 3,604,727
6,301 Darden Restaurants, Inc. 1,309,096
1,935 Domino's Pizza, Inc. 889,036
18,147 DoorDash, Inc., Class A* 3,316,727
6,422 Expedia Group, Inc. 1,079,538
12,870 Hilton Worldwide Holdings, Inc. 2,928,568
18,850 Las Vegas Sands Corp. 728,175
12,145 Marriott International, Inc., Class A 2,892,939
38,245 McDonald's Corp. 11,946,591
12,911 MGM Resorts International* 382,682
23,486 Norwegian Cruise Line Holdings, Ltd.* 445,295
13,205 Royal Caribbean Cruises, Ltd. 2,712,835
60,910 Starbucks Corp. 5,974,662
5,213 Wynn Resorts, Ltd. 435,285
14,716 Yum! Brands, Inc. 2,315,710
53,294,525

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables ( 0 .3% ):
15,338 D.R. Horton, Inc. $ 1,949,920
8,250 Garmin, Ltd. 1,791,322
12,491 Lennar Corp., Class A 1,433,717
3,014 Mohawk Industries, Inc.* 344,139
158 NVR, Inc.* 1,144,614
10,583 PulteGroup, Inc. 1,087,932
7,751,644
Household Products ( 1 .2% ):
12,965 Church & Dwight Co., Inc. 1,427,317
6,423 Clorox Co. (The) 945,787
43,483 Colgate-Palmolive Co. 4,074,357
17,780 Kimberly-Clark Corp. 2,528,672
125,430 Procter & Gamble Co. (The) 21,375,780
30,351,913
Independent Power and Renewable Electricity Producers
( 0 .1% ):
38,931 AES Corp. (The) 483,523
18,423 Vistra Corp. 2,163,597
2,647,120
Industrial Conglomerates ( 0 .9% ):
29,220 3M Co. 4,291,249
57,412 General Electric Co. 11,491,012
34,942 Honeywell International, Inc. 7,398,968
23,181,229
Industrial REITs ( 0 .2% ):
49,622 Prologis, Inc. 5,547,243
Insurance ( 2 .4% ):
26,456 Aflac, Inc. 2,941,643
14,020 Allstate Corp. (The) 2,903,121
31,738 American International Group, Inc. 2,759,302
11,579 Aon plc, Class A 4,621,063
20,340 Arch Capital Group, Ltd. 1,956,301
13,505 Arthur J. Gallagher & Co. 4,662,466
2,734 Assurant, Inc. 573,457
13,010 Brown & Brown, Inc. 1,618,444
19,863 Chubb, Ltd. 5,998,427
8,416 Cincinnati Financial Corp. 1,243,212
1,302 Erie Indemnity Co., Class A 545,603
2,393 Everest Group, Ltd. 869,449
4,527 Globe Life, Inc. 596,296
15,715 Hartford Insurance Group, Inc. (The) 1,944,417
9,847 Loews Corp. 905,038
26,389 Marsh & McLennan Cos., Inc. 6,439,708
31,349 MetLife, Inc. 2,517,011
11,240 Principal Financial Group, Inc. 948,319
31,328 Progressive Corp. (The) 8,866,137
18,802 Prudential Financial, Inc. 2,099,807
12,106 Travelers Cos., Inc. (The) 3,201,553
15,581 W R Berkley Corp. 1,108,744
5,297 Willis Towers Watson plc 1,790,121
61,109,639
Interactive Media & Services ( 6 .1% ):
312,016 Alphabet, Inc., Class A 48,250,154
252,877 Alphabet, Inc., Class C 39,506,974
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
14,305 Match Group, Inc. $ 446,316
117,145 Meta Platforms, Inc., Class A 67,517,692
155,721,136
IT Services ( 1 .2% ):
33,577 Accenture plc, Class A 10,477,367
8,160 Akamai Technologies, Inc.* 656,880
26,115 Cognizant Technology Solutions Corp., Class A 1,997,798
3,135 EPAM Systems, Inc.* 529,313
4,077 Gartner, Inc.* 1,711,280
7,488 GoDaddy, Inc., Class A* 1,348,888
49,377 International Business Machines Corp. 12,278,085
4,415 VeriSign, Inc.* 1,120,836
30,120,447
Leisure Products ( 0 .0%
†
):
7,423 Hasbro, Inc. 456,440
Life Sciences Tools & Services ( 1 .0% ):
15,573 Agilent Technologies, Inc. 1,821,730
8,395 Bio-Techne Corp. 492,199
2,699 Charles River Laboratories International, Inc.* 406,253
34,184 Danaher Corp. 7,007,720
8,795 IQVIA Holdings, Inc.* 1,550,558
1,104 Mettler-Toledo International, Inc.* 1,303,725
6,607 Revvity, Inc. 699,021
20,406 Thermo Fisher Scientific, Inc. 10,154,026
3,127 Waters Corp.* 1,152,518
4,048 West Pharmaceutical Services, Inc. 906,266
25,494,016
Machinery ( 1 .6% ):
25,565 Caterpillar, Inc. 8,431,337
7,384 Cummins, Inc. 2,314,441
13,537 Deere & Co. 6,353,591
7,365 Dover Corp. 1,293,883
18,523 Fortive Corp. 1,355,513
4,162 IDEX Corp. 753,197
14,246 Illinois Tool Works, Inc. 3,533,151
21,195 Ingersoll Rand, Inc. 1,696,236
3,034 Nordson Corp. 612,019
21,486 Otis Worldwide Corp. 2,217,355
28,132 PACCAR, Inc. 2,739,213
6,904 Parker-Hannifin Corp. 4,196,596
8,398 Pentair plc 734,657
2,723 Snap-on, Inc. 917,678
8,085 Stanley Black & Decker, Inc. 621,575
8,988 Westinghouse Air Brake Technologies Corp. 1,629,974
13,294 Xylem, Inc. 1,588,101
40,988,517
Media ( 0 .5% ):
5,203 Charter Communications, Inc., Class A* 1,917,461
201,747 Comcast Corp., Class A 7,444,464
11,838 Fox Corp., Class A 670,031
6,587 Fox Corp., Class B 347,201
21,349 Interpublic Group of Cos., Inc. (The) 579,839
20,771 News Corp., Class A 565,387
6,960 News Corp., Class B 211,375
10,277 Omnicom Group, Inc. 852,066

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
28,033 Paramount Global, Class B $ 335,275
12,923,099
Metals & Mining ( 0 .3% ):
76,071 Freeport-McMoRan, Inc. 2,880,048
60,956 Newmont Corp. 2,942,956
12,786 Nucor Corp. 1,538,667
7,362 Steel Dynamics, Inc. 920,839
8,282,510
Multi-Utilities ( 0 .7% ):
14,241 Ameren Corp. 1,429,796
35,930 CenterPoint Energy, Inc. 1,301,744
15,565 CMS Energy Corp. 1,169,087
18,383 Consolidated Edison, Inc. 2,032,976
45,637 Dominion Energy, Inc. 2,558,867
10,902 DTE Energy Co. 1,507,420
24,781 NiSource, Inc. 993,470
26,652 Public Service Enterprise Group, Inc. 2,193,460
34,184 Sempra 2,439,370
17,047 WEC Energy Group, Inc. 1,857,782
17,483,972
Office REITs ( 0 .0%
†
):
8,047 Alexandria Real Estate Equities, Inc. 744,428
7,235 BXP, Inc. 486,120
1,230,548
Oil, Gas & Consumable Fuels ( 3 .4% ):
21,367 APA Corp. 449,134
89,334 Chevron Corp. 14,944,685
68,248 ConocoPhillips 7,167,405
39,483 Coterra Energy, Inc. 1,141,059
34,079 Devon Energy Corp. 1,274,555
9,923 Diamondback Energy, Inc. 1,586,489
30,196 EOG Resources, Inc. 3,872,335
32,329 EQT Corp. 1,727,338
11,249 Expand Energy Corp. 1,252,239
232,849 Exxon Mobil Corp. 27,692,731
14,561 Hess Corp. 2,325,828
102,296 Kinder Morgan, Inc. 2,918,505
16,688 Marathon Petroleum Corp. 2,431,275
35,705 Occidental Petroleum Corp. 1,762,399
33,038 ONEOK, Inc. 3,278,030
21,895 Phillips 66 2,703,595
11,878 Targa Resources Corp. 2,381,183
1,014 Texas Pacific Land Corp. 1,343,540
16,954 Valero Energy Corp. 2,239,115
65,894 Williams Cos., Inc. (The) 3,937,825
86,429,265
Passenger Airlines ( 0 .1% ):
34,421 Delta Air Lines, Inc. 1,500,756
31,148 Southwest Airlines Co. 1,045,950
17,808 United Airlines Holdings, Inc.* 1,229,642
3,776,348
Personal Care Products ( 0 .1% ):
12,600 Estee Lauder Cos., Inc. (The) 831,600
Shares Value
Common Stocks, continued
Personal Care Products, continued
101,438 Kenvue, Inc. $ 2,432,483
3,264,083
Pharmaceuticals ( 3 .4% ):
107,881 Bristol-Myers Squibb Co. 6,579,662
42,148 Eli Lilly & Co. 34,810,455
128,787 Johnson & Johnson 21,358,036
135,126 Merck & Co., Inc. 12,128,910
303,637 Pfizer, Inc. 7,694,162
67,445 Viatris, Inc. 587,446
23,899 Zoetis, Inc. 3,934,970
87,093,641
Professional Services ( 0 .7% ):
21,850 Automatic Data Processing, Inc. 6,675,830
6,174 Broadridge Financial Solutions, Inc. 1,496,948
8,638 Dayforce, Inc.* 503,855
6,504 Equifax, Inc. 1,584,114
6,457 Jacobs Solutions, Inc. 780,587
6,900 Leidos Holdings, Inc. 931,086
17,270 Paychex, Inc. 2,664,416
2,587 Paycom Software, Inc. 565,208
7,649 Verisk Analytics, Inc. 2,276,495
17,478,539
Real Estate Management & Development ( 0 .2% ):
15,996 CBRE Group, Inc., Class A* 2,091,957
22,552 CoStar Group, Inc.* 1,786,795
3,878,752
Residential REITs ( 0 .3% ):
7,748 AvalonBay Communities, Inc. 1,662,876
5,556 Camden Property Trust 679,499
17,917 Equity Residential 1,282,499
3,331 Essex Property Trust, Inc. 1,021,184
30,381 Invitation Homes, Inc. 1,058,778
6,213 Mid-America Apartment Communities, Inc. 1,041,174
16,375 UDR, Inc. 739,659
7,485,669
Retail REITs ( 0 .3% ):
3,805 Federal Realty Investment Trust 372,205
35,961 Kimco Realty Corp. 763,812
47,416 Realty Income Corp. 2,750,602
8,488 Regency Centers Corp. 626,075
16,476 Simon Property Group, Inc. 2,736,334
7,249,028
Semiconductors & Semiconductor Equipment ( 9 .8% ):
87,018 Advanced Micro Devices, Inc.* 8,940,229
26,680 Analog Devices, Inc. 5,380,556
43,473 Applied Materials, Inc. 6,308,802
250,575 Broadcom, Inc. 41,953,772
7,047 Enphase Energy, Inc.* 437,266
5,884 First Solar, Inc.* 743,914
231,765 Intel Corp. 5,263,383
7,099 KLA Corp. 4,825,900
68,131 Lam Research Corp. 4,953,124
28,921 Microchip Technology, Inc. 1,400,066
59,674 Micron Technology, Inc. 5,185,074

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,586 Monolithic Power Systems, Inc. $ 1,499,828
1,310,007 NVIDIA Corp. 141,978,559
13,502 NXP Semiconductors NV 2,566,190
23,285 ON Semiconductor Corp.* 947,467
59,117 QUALCOMM, Inc. 9,080,962
8,851 Skyworks Solutions, Inc. 572,040
8,762 Teradyne, Inc. 723,741
48,850 Texas Instruments, Inc. 8,778,345
251,539,218
Software ( 9 .7% ):
23,285 Adobe, Inc.* 8,930,496
4,692 ANSYS, Inc.* 1,485,300
11,577 Autodesk, Inc.* 3,030,859
14,697 Cadence Design Systems, Inc.* 3,737,888
3,659 Corpay, Inc.* 1,275,966
13,176 Crowdstrike Holdings, Inc., Class A* 4,645,594
1,302 Fair Isaac Corp.* 2,401,096
34,324 Fortinet, Inc.* 3,304,028
29,057 Gen Digital, Inc. 771,173
14,973 Intuit, Inc. 9,193,272
397,655 Microsoft Corp. 149,275,710
86,366 Oracle Corp. 12,074,830
110,150 Palantir Technologies, Inc., Class A* 9,296,660
35,090 Palo Alto Networks, Inc.* 5,987,758
6,461 PTC, Inc.* 1,001,132
5,791 Roper Technologies, Inc. 3,414,258
51,098 Salesforce, Inc. 13,712,659
11,062 ServiceNow, Inc.* 8,806,901
8,332 Synopsys, Inc.* 3,573,178
2,304 Tyler Technologies, Inc.* 1,339,523
11,467 Workday, Inc., Class A* 2,677,889
249,936,170
Specialized REITs ( 0 .9% ):
25,111 American Tower Corp. 5,464,154
22,856 Crown Castle, Inc. 2,382,281
16,508 Digital Realty Trust, Inc. 2,365,431
5,182 Equinix, Inc. 4,225,144
11,238 Extra Space Storage, Inc. 1,668,731
16,115 Iron Mountain, Inc. 1,386,535
8,536 Public Storage 2,554,739
5,912 SBA Communications Corp. 1,300,699
57,296 VICI Properties, Inc. 1,868,995
39,717 Weyerhaeuser Co. 1,162,914
24,379,623
Specialty Retail ( 1 .9% ):
895 AutoZone, Inc.* 3,412,438
10,777 Best Buy Co., Inc. 793,295
8,298 CarMax, Inc.* 646,580
53,136 Home Depot, Inc. (The) 19,473,813
30,036 Lowe's Cos., Inc. 7,005,296
3,071 O'Reilly Automotive, Inc.* 4,399,453
17,479 Ross Stores, Inc. 2,233,642
60,374 TJX Cos., Inc. (The) 7,353,553
28,074 Tractor Supply Co. 1,546,877
2,554 Ulta Beauty, Inc.* 936,143
Shares Value
Common Stocks, continued
Specialty Retail, continued
6,585 Williams-Sonoma, Inc. $ 1,041,089
48,842,179
Technology Hardware, Storage & Peripherals ( 7 .2% ):
803,553 Apple, Inc. 178,493,228
16,019 Dell Technologies, Inc., Class C 1,460,132
68,572 Hewlett Packard Enterprise Co. 1,058,066
51,707 HP, Inc. 1,431,767
10,736 NetApp, Inc. 943,050
11,232 Seagate Technology Holdings plc 954,158
26,498 Super Micro Computer, Inc.* 907,291
17,592 Western Digital Corp.* 711,245
185,958,937
Textiles, Apparel & Luxury Goods ( 0 .3% ):
8,185 Deckers Outdoor Corp.* 915,165
5,993 Lululemon Athletica, Inc.* 1,696,379
63,512 NIKE, Inc., Class B 4,031,742
2,034 Ralph Lauren Corp. 448,985
11,074 Tapestry, Inc. 779,720
7,871,991
Tobacco ( 0 .7% ):
91,323 Altria Group, Inc. 5,481,207
83,054 Philip Morris International, Inc. 13,183,161
18,664,368
Trading Companies & Distributors ( 0 .3% ):
30,582 Fastenal Co. 2,371,634
3,496 United Rentals, Inc. 2,190,943
2,410 W.W. Grainger, Inc. 2,380,671
6,943,248
Water Utilities ( 0 .1% ):
10,266 American Water Works Co., Inc. 1,514,440
Wireless Telecommunication Services ( 0 .3% ):
25,651 T-Mobile US, Inc. 6,841,378
Total Common Stocks (Cost $784,266,907) 2,543,762,085
Unaffiliated Investment Company ( 0 .8% ):
Money Market Funds ( 0 .8% ):
19,268,892 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(a) 19,268,892
Total Unaffiliated Investment Company (Cost $19,268,892) 19,268,892
Total Investment Securities
(Cost $ 803,535,799 ) — 99 .9% 2,563,030,977
Net other assets (liabilities) — 0 .1% 2,963,326
Net Assets — 100.0% $ 2,565,994,303

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
* Non-income producing security.
† Represents less than 0.05%.
+ Affiliated Securities
(a) The rate represents the effective yield at March 31, 2025.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 73 $ 20,634,363 $ (101,332)
$ (101,332)

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.1%):
Aerospace & Defense (1.5%):
11,716 AAR Corp.* $ 655,979
9,128 AeroVironment, Inc.* 1,087,966
48,516 Kratos Defense & Security Solutions, Inc.* 1,440,440
16,539 Mercury Systems, Inc.* 712,666
9,369 Moog, Inc., Class A 1,624,116
1,654 National Presto Industries, Inc. 145,403
25,040 Triumph Group, Inc.* 634,514
6,301,084
Air Freight & Logistics (0.2%):
6,596 Forward Air Corp.* 132,514
19,354 Hub Group, Inc., Class A 719,388
851,902
Automobile Components (1.8%):
27,881 Adient plc* 358,550
43,688 American Axle & Manufacturing Holdings, Inc.* 177,810
68,475 BorgWarner, Inc. 1,961,809
42,141 Dana, Inc. 561,740
8,861 Dorman Products, Inc.* 1,068,105
13,513 Fox Factory Holding Corp.* 315,393
10,164 Gentherm, Inc.,ADR* 271,785
8,379 LCI Industries 732,576
10,962 Patrick Industries, Inc. 926,947
13,358 Phinia, Inc. 566,780
6,779 Standard Motor Products, Inc. 169,000
7,516 XPEL, Inc.* 220,820
7,331,315
Automobiles (0.1%):
9,015 Winnebago Industries, Inc. 310,657
Banks (8.9%):
21,137 Ameris Bancorp 1,216,857
28,255 Atlantic Union Bankshares Corp. 879,861
17,640 Axos Financial, Inc.* 1,138,133
43,992 Banc of California, Inc. 624,246
6,433 BancFirst Corp. 706,794
15,482 Bancorp, Inc. (The)* 818,069
12,214 Bank of Hawaii Corp. 842,400
24,232 BankUnited, Inc. 834,550
11,401 Banner Corp. 727,042
13,126 Berkshire Hills Bancorp, Inc. 342,457
31,402 Brookline Bancorp, Inc. 342,282
44,147 Capitol Federal Financial, Inc. 247,223
23,041 Cathay General Bancorp 991,454
9,053 Central Pacific Financial Corp. 244,793
4,897 City Holding Co. 575,251
17,064 Community Financial System, Inc. 970,259
9,447 Customers Bancorp, Inc.* 474,239
42,625 CVB Financial Corp. 786,858
12,481 Dime Community Bancshares, Inc. 347,970
9,829 Eagle Bancorp, Inc. 206,409
11,455 FB Financial Corp. 531,054
53,223 First BanCorp 1,020,285
13,695 First Bancorp/Southern Pines NC 549,717
32,868 First Commonwealth Financial Corp. 510,769
31,229 First Financial Bancorp 780,100
41,745 First Hawaiian, Inc. 1,020,248
Shares Value
Common Stocks, continued
Banks, continued
60,059 Fulton Financial Corp. $ 1,086,467
10,910 Hanmi Financial Corp. 247,221
11,772 Heritage Financial Corp. 286,413
14,309 Hilltop Holdings, Inc. 435,709
43,256 Hope Bancorp, Inc. 452,890
13,977 Independent Bank Corp. 875,659
8,188 Lakeland Financial Corp. 486,695
11,687 National Bank Holdings Corp., Class A 447,262
15,331 NBT Bancorp, Inc. 657,700
43,250 Northwest Bancshares, Inc. 519,865
14,563 OFG Bancorp 582,811
31,774 Pacific Premier Bancorp, Inc. 677,422
4,745 Park National Corp. 718,393
7,899 Pathward Financial, Inc. 576,232
4,255 Preferred Bank 355,973
40,225 Provident Financial Services, Inc. 690,663
19,942 Renasant Corp. 676,632
12,680 S&T Bancorp, Inc. 469,794
26,981 Seacoast Banking Corp. of Florida 694,221
16,423 ServisFirst Bancshares, Inc. 1,356,540
40,957 Simmons First National Corp., Class A 840,847
9,195 Southside Bancshares, Inc. 266,287
14,677 Stellar Bancorp, Inc. 405,966
4,324 Tompkins Financial Corp. 272,326
7,165 Triumph Financial, Inc.* 414,137
6,786 TrustCo Bank Corp. 206,837
20,074 Trustmark Corp. 692,352
39,505 United Community Banks, Inc. 1,111,276
17,920 Veritex Holdings, Inc. 447,462
26,616 WaFd, Inc. 760,685
8,659 Westamerica BanCorp 438,405
19,268 WSFS Financial Corp. 999,431
36,879,893
Beverages (0.1%):
4,595 MGP Ingredients, Inc. 135,001
7,403 National Beverage Corp. 307,521
442,522
Biotechnology (2.8%):
39,493 ACADIA Pharmaceuticals, Inc.* 655,979
79,136 ADMA Biologics, Inc.* 1,570,058
52,774 Alkermes plc, ADR* 1,742,598
21,834 Arcus Biosciences, Inc.* 171,397
40,941 Arrowhead Pharmaceuticals, Inc.* 521,588
35,800 Catalyst Pharmaceuticals, Inc.* 868,150
38,944 Dynavax Technologies Corp.* 505,104
8,231 Krystal Biotech, Inc.* 1,484,049
30,192 Myriad Genetics, Inc.* 267,803
19,290 Protagonist Therapeutics, Inc.* 932,864
43,394 TG Therapeutics, Inc.* 1,711,025
15,968 Vericel Corp.* 712,492
30,201 Vir Biotechnology, Inc.* 195,703
22,719 Xencor, Inc.* 241,730
11,580,540
Broadline Retail (0.5%):
36,341 Etsy, Inc.* 1,714,568

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Broadline Retail, continued
37,394 Kohl's Corp.^ $ 305,883
2,020,451
Building Products (2.6%):
5,078 American Woodmark Corp.* 298,739
7,124 Apogee Enterprises, Inc. 330,055
14,310 Armstrong World Industries, Inc. 2,015,993
9,549 AZZ, Inc. 798,392
5,543 CSW Industrials, Inc. 1,615,895
9,594 Gibraltar Industries, Inc.* 562,784
12,758 Griffon Corp. 912,197
46,045 Hayward Holdings, Inc.* 640,946
6,174 Insteel Industries, Inc. 162,376
41,766 Masterbrand, Inc.* 545,464
15,720 Quanex Building Products Corp. 292,235
48,863 Resideo Technologies, Inc.* 864,875
47,496 Zurn Elkay Water Solutions Corp. 1,566,418
10,606,369
Capital Markets (2.9%):
8,989 Acadian Asset Management, Inc. 232,455
22,096 Artisan Partners Asset Management, Inc., Class A 863,954
124,493 BGC Group, Inc., Class A 1,141,601
8,667 Cohen & Steers, Inc. 695,527
8,673 Donnelley Financial Solutions, Inc.* 379,097
40,000 Millrose Properties, Inc.* 1,060,400
23,118 Moelis & Co., Class A 1,349,166
5,274 Piper Sandler Cos. 1,306,159
7,905 PJT Partners, Inc., Class A 1,089,941
21,112 StepStone Group, Inc., Class A 1,102,680
14,417 StoneX Group, Inc.* 1,101,132
26,680 Virtu Financial, Inc., Class A 1,017,041
2,260 Virtus Investment Partners, Inc. 389,534
38,492 WisdomTree, Inc. 343,349
12,072,036
Chemicals (3.3%):
9,250 AdvanSix, Inc. 209,513
10,787 Balchem Corp. 1,790,642
35,276 Celanese Corp. 2,002,619
44,580 Chemours Co. (The) 603,167
69,564 Element Solutions, Inc. 1,572,842
40,165 FMC Corp. 1,694,561
6,305 Hawkins, Inc. 667,826
17,362 HB Fuller Co. 974,356
11,815 Ingevity Corp.* 467,756
8,107 Innospec, Inc. 768,138
7,051 Koppers Holdings, Inc. 197,428
10,406 Minerals Technologies, Inc. 661,509
4,403 Quaker Chemical Corp. 544,255
13,694 Sensient Technologies Corp. 1,019,244
6,979 Stepan Co. 384,124
13,557,980
Commercial Services & Supplies (2.2%):
20,136 ABM Industries, Inc. 953,641
14,030 Brady Corp., Class A 991,079
35,727 CoreCivic, Inc.* 724,901
14,946 Deluxe Corp. 236,296
26,932 Enviri Corp.* 179,098
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
44,283 GEO Group, Inc. (The)* $ 1,293,506
24,457 Healthcare Services Group, Inc.* 246,527
15,755 HNI Corp. 698,734
19,237 Interface, Inc. 381,662
7,244 Liquidity Services, Inc.* 224,637
10,197 Matthews International Corp., Class A 226,781
22,442 MillerKnoll, Inc. 429,540
34,530 OPENLANE, Inc.* 665,738
51,793 Pitney Bowes, Inc. 468,727
6,869 Pursuit Attractions and Hospitality, Inc.* 243,094
4,901 UniFirst Corp. 852,774
37,101 Vestis Corp. 367,300
9,184,035
Communications Equipment (0.8%):
19,005 Calix, Inc.* 673,537
12,152 Digi International, Inc.* 338,190
42,961 Extreme Networks, Inc.* 568,374
37,874 Harmonic, Inc.* 363,212
22,756 NetScout Systems, Inc.* 478,103
27,878 Viasat, Inc.* 290,489
72,163 Viavi Solutions, Inc.* 807,504
3,519,409
Construction & Engineering (1.9%):
15,995 Arcosa, Inc. 1,233,534
9,559 Dycom Industries, Inc.* 1,456,218
16,695 Everus Construction Group, Inc.* 619,218
14,121 Granite Construction, Inc. 1,064,723
66,934 MDU Resources Group, Inc. 1,131,854
5,265 MYR Group, Inc.* 595,419
57,550 WillScot Holdings Corp. 1,599,890
7,700,856
Consumer Finance (0.8%):
16,133 Bread Financial Holdings, Inc. 807,941
7,449 Encore Capital Group, Inc.* 255,352
8,420 Enova International, Inc.* 813,035
17,747 EZCORP, Inc., Class A* 261,236
25,653 Navient Corp. 323,997
13,216 PRA Group, Inc.* 272,514
13,469 PROG Holdings, Inc. 358,275
1,304 World Acceptance Corp.* 165,021
3,257,371
Consumer Staples Distribution & Retail (0.7%):
10,867 Andersons, Inc. (The) 466,520
11,249 Chefs' Warehouse, Inc. (The)* 612,621
31,473 Grocery Outlet Holding Corp.* 439,992
7,815 PriceSmart, Inc. 686,548
10,268 SpartanNash Co. 208,030
19,472 United Natural Foods, Inc.* 533,338
2,947,049
Containers & Packaging (0.5%):
50,401 O-I Glass, Inc.* 578,099
47,403 Sealed Air Corp. 1,369,947
1,948,046

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Consumer Services (1.3%):
12,052 Adtalem Global Education, Inc.* $ 1,212,913
24,512 Frontdoor, Inc.* 941,751
30,165 Mister Car Wash, Inc.* 238,002
20,245 Perdoceo Education Corp. 509,769
8,056 Strategic Education, Inc. 676,382
13,903 Stride, Inc.* 1,758,730
5,337,547
Diversified REITs (0.8%):
23,103 Alexander & Baldwin, Inc. 398,065
15,691 American Assets Trust, Inc. 316,017
22,670 Armada Hoffler Properties, Inc. 170,252
59,519 Essential Properties Realty Trust, Inc. 1,942,700
66,284 Global Net Lease, Inc. 532,923
3,359,957
Diversified Telecommunication Services (0.6%):
13,681 Cogent Communications Holdings, Inc. 838,782
331,532 Lumen Technologies, Inc.* 1,299,606
15,227 Shenandoah Telecommunications Co. 191,403
2,329,791
Electric Utilities (0.5%):
11,928 MGE Energy, Inc. 1,108,827
13,935 Otter Tail Corp. 1,119,956
2,228,783
Electrical Equipment (0.3%):
3,156 Powell Industries, Inc.^ 537,562
74,683 Sunrun, Inc.* 437,642
7,447 Vicor Corp.* 348,371
1,323,575
Electronic Equipment, Instruments & Components (3.3%):
12,285 Advanced Energy Industries, Inc. 1,170,883
32,866 Arlo Technologies, Inc.* 324,387
9,527 Badger Meter, Inc. 1,812,512
11,551 Benchmark Electronics, Inc. 439,285
9,282 CTS Corp. 385,667
8,597 ePlus, Inc.* 524,675
8,936 Insight Enterprises, Inc.* 1,340,311
14,663 Itron, Inc.* 1,536,096
27,884 Knowles Corp.* 423,837
5,050 OSI Systems, Inc.* 981,417
4,135 PC Connection, Inc. 258,107
8,788 Plexus Corp.* 1,126,006
5,414 Rogers Corp.* 365,607
17,758 Sanmina Corp.* 1,352,804
7,416 ScanSource, Inc.* 252,218
33,337 TTM Technologies, Inc.* 683,742
34,084 Vishay Intertechnology, Inc. 541,936
13,519,490
Energy Equipment & Services (2.0%):
57,298 Archrock, Inc. 1,503,499
23,364 Atlas Energy Solutions, Inc. 416,814
8,027 Bristow Group, Inc.* 253,493
21,391 Cactus, Inc., Class A 980,350
15,492 Core Laboratories, Inc. 232,225
47,446 Helix Energy Solutions Group, Inc.* 394,276
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
32,128 Helmerich & Payne, Inc. $ 839,183
11,608 Innovex International, Inc.* 208,480
52,753 Liberty Energy, Inc. 835,080
32,775 Oceaneering International, Inc.* 714,823
116,095 Patterson-UTI Energy, Inc. 954,301
26,801 ProPetro Holding Corp.* 196,987
30,627 RPC, Inc. 168,448
15,525 Tidewater, Inc.* 656,242
8,354,201
Entertainment (0.5%):
34,669 Cinemark Holdings, Inc. 862,911
5,437 Madison Square Garden Sports Corp.* 1,058,693
1,921,604
Financial Services (2.2%):
20,280 EVERTEC, Inc. 745,696
13,661 Jackson Financial, Inc., Class A 1,144,519
20,980 Mr. Cooper Group, Inc.* 2,509,208
23,794 NCR Atleos Corp.* 627,686
26,217 NMI Holdings, Inc.* 945,123
84,650 Payoneer Global, Inc.* 618,791
47,861 Radian Group, Inc. 1,582,763
10,282 Walker & Dunlop, Inc. 877,671
9,051,457
Food Products (1.4%):
26,102 B&G Foods, Inc. 179,321
13,334 Cal-Maine Foods, Inc. 1,212,061
11,434 Fresh Del Monte Produce, Inc. 352,510
15,451 Freshpet, Inc.* 1,285,060
5,032 J & J Snack Foods Corp. 662,815
2,928 John B Sanfilippo & Son, Inc. 207,478
30,232 Simply Good Foods Co. (The)* 1,042,702
5,139 Tootsie Roll Industries, Inc. 161,765
14,438 TreeHouse Foods, Inc.* 391,125
21,531 WK Kellogg Co. 429,113
5,923,950
Gas Utilities (0.4%):
7,269 Chesapeake Utilities Corp. 933,558
13,237 Northwest Natural Holding Co. 565,484
1,499,042
Ground Transportation (0.7%):
7,601 ArcBest Corp. 536,479
15,364 Heartland Express, Inc. 141,656
41,652 Hertz Global Holdings, Inc.* 164,109
17,385 Marten Transport, Ltd. 238,522
45,659 RXO, Inc.* 872,087
15,523 Schneider National, Inc., Class B 354,700
19,490 Werner Enterprises, Inc. 571,057
2,878,610
Health Care Equipment & Supplies (4.0%):
12,318 Artivion, Inc.* 302,776
14,720 Avanos Medical, Inc.* 210,938
9,943 CONMED Corp. 600,458
19,220 Embecta Corp. 245,055
17,857 Enovis Corp.* 682,316

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
18,054 Glaukos Corp.* $ 1,776,875
8,003 ICU Medical, Inc.* 1,111,297
9,656 Inspire Medical Systems, Inc.* 1,538,008
10,943 Integer Holdings Corp.* 1,291,383
21,598 Integra LifeSciences Holdings Corp.* 474,940
6,611 LeMaitre Vascular, Inc. 554,663
19,396 Merit Medical Systems, Inc.* 2,050,351
56,322 Neogen Corp.* 488,312
4,420 OmniAb Operations, Inc. - Vesting 12.5*(a)(b) —
4,420 OmniAb Operations, Inc. - Vesting 15*(a)(b) —
15,063 Omnicell, Inc.* 526,602
21,303 QuidelOrtho Corp.* 744,966
16,049 STAAR Surgical Co.* 282,944
21,393 Tandem Diabetes Care, Inc.* 409,890
14,785 Teleflex, Inc. 2,043,139
10,892 TransMedics Group, Inc.* 732,814
2,381 UFP Technologies, Inc.* 480,271
16,547,998
Health Care Providers & Services (2.3%):
34,797 AdaptHealth Corp.* 377,199
5,766 Addus HomeCare Corp.* 570,200
12,286 AMN Healthcare Services, Inc.* 300,515
13,560 Astrana Health, Inc.* 420,496
35,098 Concentra Group Holdings Parent, Inc. 761,627
9,030 CorVel Corp.* 1,011,089
3,995 National HealthCare Corp. 370,736
42,238 NeoGenomics, Inc.* 400,839
24,266 Owens & Minor, Inc.* 219,122
25,387 Patterson Cos., Inc. 793,090
27,664 Pediatrix Medical Group, Inc.* 400,851
29,703 Premier, Inc., Class A 572,674
33,225 Privia Health Group, Inc.* 745,901
24,083 Progyny, Inc.* 538,014
21,269 RadNet, Inc.* 1,057,495
34,283 Select Medical Holdings Corp. 572,526
4,925 US Physical Therapy, Inc. 356,373
9,468,747
Health Care REITs (0.9%):
61,472 CareTrust REIT, Inc. 1,756,870
14,266 LTC Properties, Inc. 505,730
199,845 Medical Properties Trust, Inc.^ 1,205,065
3,970 Universal Health Realty Income Trust 162,611
3,630,276
Health Care Technology (0.3%):
35,898 Certara, Inc.* 355,390
7,634 HealthStream, Inc. 245,662
18,309 Schrodinger, Inc.* 361,420
5,090 Simulations Plus, Inc. 124,807
1,087,279
Hotel & Resort REITs (1.2%):
73,678 Apple Hospitality REIT, Inc. 951,183
73,314 DiamondRock Hospitality Co. 565,984
38,921 Pebblebrook Hotel Trust 394,270
18,682 Ryman Hospitality Properties, Inc. 1,708,282
39,002 Summit Hotel Properties, Inc. 211,001
66,420 Sunstone Hotel Investors, Inc. 625,012
Shares Value
Common Stocks, continued
Hotel & Resort REITs, continued
34,448 Xenia Hotels & Resorts, Inc. $ 405,108
4,860,840
Hotels, Restaurants & Leisure (2.0%):
7,400 BJ's Restaurants, Inc.* 253,524
25,459 Bloomin' Brands, Inc. 182,541
14,526 Brinker International, Inc.* 2,165,100
15,036 Cheesecake Factory, Inc. (The)^ 731,652
7,192 Cracker Barrel Old Country Store, Inc.^ 279,194
10,079 Dave & Buster's Entertainment, Inc.* 177,088
6,975 Golden Entertainment, Inc. 184,070
5,970 Jack in the Box, Inc. 162,324
4,005 Monarch Casino & Resort, Inc. 311,389
10,502 Papa John's International, Inc. 431,422
48,653 Penn Entertainment, Inc.* 793,530
127,149 Sabre Corp.* 357,289
12,981 Shake Shack, Inc., Class A* 1,144,535
30,428 Six Flags Entertainment Corp.* 1,085,367
8,259,025
Household Durables (3.1%):
2,632 Cavco Industries, Inc.* 1,367,666
8,716 Century Communities, Inc. 584,844
17,173 Champion Homes, Inc.* 1,627,313
8,798 Dream Finders Homes, Inc., Class A* 198,483
7,304 Ethan Allen Interiors, Inc. 202,321
9,670 Green Brick Partners, Inc.* 563,858
7,417 Helen of Troy, Ltd.* 396,735
7,585 Installed Building Products, Inc. 1,300,524
13,248 La-Z-Boy, Inc. 517,864
44,636 Leggett & Platt, Inc. 353,071
6,627 LGI Homes, Inc.* 440,497
8,796 M/I Homes, Inc.* 1,004,327
23,597 Meritage Homes Corp. 1,672,555
138,743 Newell Brands, Inc. 860,207
38,766 Sonos, Inc.* 413,633
30,268 Tri Pointe Homes, Inc.* 966,154
9,896 Worthington Enterprises, Inc. 495,691
12,965,743
Household Products (0.6%):
3,943 Central Garden & Pet Co.* 144,550
15,316 Central Garden & Pet Co., Class A* 501,293
21,085 Energizer Holdings, Inc. 630,863
4,341 WD-40 Co. 1,059,204
2,335,910
Independent Power and Renewable Electricity Producers
(0.3%):
13,864 Clearway Energy, Inc., Class A 394,570
25,371 Clearway Energy, Inc., Class C 767,980
1,162,550
Industrial REITs (0.8%):
9,195 Innovative Industrial Properties, Inc. 497,358
98,382 LXP Industrial Trust 851,004
32,503 Terreno Realty Corp. 2,054,840
3,403,202

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance (2.8%):
6,725 AMERISAFE, Inc. $ 353,399
16,238 Assured Guaranty, Ltd. 1,430,568
8,245 Employers Holdings, Inc. 417,527
155,151 Genworth Financial, Inc.* 1,100,021
8,053 Goosehead Insurance, Inc., Class A 950,737
2,974 HCI Group, Inc. 443,810
13,807 Horace Mann Educators Corp. 589,973
58,311 Lincoln National Corp. 2,093,948
8,760 Mercury General Corp. 489,684
8,729 Palomar Holdings, Inc.* 1,196,571
17,596 ProAssurance Corp.* 410,867
5,507 Safety Insurance Group, Inc. 434,392
22,796 SiriusPoint, Ltd.* 394,143
9,317 Stewart Information Services Corp. 664,768
11,320 Trupanion, Inc.* 421,896
7,674 United Fire Group, Inc. 226,076
11,618,380
Interactive Media & Services (1.1%):
28,481 Cargurus, Inc.* 829,651
20,333 Cars.com, Inc.* 229,153
22,743 IAC, Inc.* 1,044,813
18,663 QuinStreet, Inc.* 332,948
8,005 Shutterstock, Inc. 149,133
36,325 TripAdvisor, Inc.* 514,725
20,655 Yelp, Inc.* 764,855
14,270 Ziff Davis, Inc.* 536,267
4,401,545
IT Services (0.5%):
20,702 DigitalOcean Holdings, Inc.* 691,240
59,523 DXC Technology Co.* 1,014,867
20,399 Grid Dynamics Holdings, Inc.* 319,244
2,025,351
Leisure Products (0.3%):
8,844 Acushnet Holdings Corp. 607,229
5,025 Sturm Ruger & Co., Inc. 197,432
47,788 Topgolf Callaway Brands Corp.* 314,923
1,119,584
Life Sciences Tools & Services (0.3%):
14,727 Azenta, Inc.* 510,143
12,417 BioLife Solutions, Inc.* 283,604
36,047 Cytek Biosciences, Inc.* 144,549
29,286 Fortrea Holdings, Inc.* 221,109
1,898 Mesa Laboratories, Inc. 225,217
1,384,622
Machinery (4.7%):
3,248 Alamo Group, Inc. 578,826
10,038 Albany International Corp. 693,023
7,831 Astec Industries, Inc. 269,778
17,086 Enerpac Tool Group Corp. 766,478
6,830 Enpro, Inc. 1,105,026
8,390 ESCO Technologies, Inc. 1,335,017
19,926 Federal Signal Corp. 1,465,557
12,861 Franklin Electric Co., Inc. 1,207,391
74,941 Gates Industrial Corp. plc* 1,379,664
10,141 Greenbrier Cos., Inc. (The) 519,422
Shares Value
Common Stocks, continued
Machinery, continued
22,848 Hillenbrand, Inc. $ 551,551
15,088 JBT Marel Corp. 1,843,754
3,826 Kadant, Inc. 1,289,018
25,702 Kennametal, Inc. 547,453
3,461 Lindsay Corp. 437,886
48,203 Mueller Water Products, Inc., Class A 1,225,320
7,888 Proto Labs, Inc.* 276,395
15,286 SPX Technologies, Inc.* 1,968,531
3,903 Standex International Corp. 629,905
5,983 Tennant Co. 477,144
16,026 Titan International, Inc.* 134,458
27,524 Trinity Industries, Inc. 772,323
19,473,920
Marine Transportation (0.3%):
10,831 Matson, Inc. 1,388,209
Media (0.6%):
1,460 Cable One, Inc. 388,024
13,137 John Wiley & Sons, Inc., Class A 585,385
8,002 Scholastic Corp. 151,078
9,088 TechTarget, Inc.* 134,593
52,804 TEGNA, Inc. 962,089
11,422 Thryv Holdings, Inc.* 146,316
2,367,485
Metals & Mining (1.0%):
3,517 Alpha Metallurgical Resources, Inc.* 440,504
17,380 Century Aluminum Co.* 322,573
5,351 Kaiser Aluminum Corp. 324,378
6,770 Materion Corp. 552,432
12,639 Metallus, Inc.* 168,857
39,531 MP Materials Corp.* 964,952
27,713 SunCoke Energy, Inc. 254,959
17,157 Warrior Met Coal, Inc. 818,732
11,271 Worthington Steel, Inc. 285,494
4,132,881
Mortgage Real Estate Investment Trusts (REITs) (1.5%):
42,459 Apollo Commercial Real Estate Finance, Inc. 406,333
62,465 Arbor Realty Trust, Inc. 733,964
20,874 ARMOUR Residential REIT, Inc.^ 356,945
55,520 Blackstone Mortgage Trust, Inc., Class A 1,110,400
28,044 Ellington Financial, Inc. 371,864
27,711 Franklin BSP Realty Trust, Inc. 353,038
38,700 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,131,588
19,613 KKR Real Estate Finance Trust, Inc. 211,820
31,478 New York Mortgage Trust, Inc. 204,292
30,064 PennyMac Mortgage Investment Trust 440,438
58,853 Ready Capital Corp.^ 299,562
49,418 Redwood Trust, Inc. 299,967
34,262 Two Harbors Investment Corp. 457,740
6,377,951
Multi-Utilities (0.3%):
24,640 Avista Corp. 1,031,677
5,557 Unitil Corp. 320,583
1,352,260

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Office REITs (1.0%):
61,106 Brandywine Realty Trust $ 272,533
55,159 Douglas Emmett, Inc. 882,544
32,166 Easterly Government Properties, Inc. 340,960
34,640 Highwoods Properties, Inc. 1,026,729
27,962 JBG SMITH Properties 450,468
23,029 SL Green Realty Corp. 1,328,773
4,302,007
Oil, Gas & Consumable Fuels (2.5%):
22,800 California Resources Corp. 1,002,516
29,929 Comstock Resources, Inc.* 608,756
16,863 Core Natural Resources, Inc. 1,300,137
58,125 Crescent Energy Co., Class A 653,325
11,222 CVR Energy, Inc. 217,707
11,711 Dorian LPG, Ltd. 261,624
13,109 International Seaways, Inc. 435,219
62,286 Magnolia Oil & Gas Corp., Class A 1,573,344
32,523 Northern Oil & Gas, Inc. 983,170
18,363 Par Pacific Holdings, Inc.* 261,856
40,478 Peabody Energy Corp. 548,477
4,937 REX American Resources Corp.* 185,483
37,135 SM Energy Co. 1,112,193
41,065 Talos Energy, Inc.* 399,152
8,625 Vital Energy, Inc.* 183,023
18,398 World Kinect Corp. 521,767
10,247,749
Paper & Forest Products (0.2%):
11,211 Sylvamo Corp. 751,922
Passenger Airlines (0.5%):
4,692 Allegiant Travel Co. 242,342
99,205 JetBlue Airways Corp.* 478,168
13,291 SkyWest, Inc.* 1,161,235
12,653 Sun Country Airlines Holdings, Inc.* 155,885
2,037,630
Personal Care Products (0.3%):
15,882 Edgewell Personal Care Co. 495,677
5,851 Interparfums, Inc. 666,253
3,412 USANA Health Sciences, Inc.* 92,022
1,253,952
Pharmaceuticals (2.3%):
12,068 Amphastar Pharmaceuticals, Inc.* 349,851
5,290 ANI Pharmaceuticals, Inc.* 354,166
10,435 Collegium Pharmaceutical, Inc.* 311,485
30,408 Corcept Therapeutics, Inc.* 3,473,202
12,319 Harmony Biosciences Holdings, Inc.* 408,868
16,987 Innoviva, Inc.* 307,974
6,256 Ligand Pharmaceuticals, Inc.* 657,756
84,833 Organon & Co. 1,263,163
14,940 Pacira BioSciences, Inc.* 371,259
6,862 Phibro Animal Health Corp., Class A 146,572
16,060 Prestige Consumer Healthcare, Inc.* 1,380,678
18,266 Supernus Pharmaceuticals, Inc.* 598,211
9,623,185
Professional Services (1.5%):
46,780 Amentum Holdings, Inc.* 851,396
Shares Value
Common Stocks, continued
Professional Services, continued
9,241 CSG Systems International, Inc. $ 558,803
6,820 Heidrick & Struggles International, Inc. 292,101
16,663 Korn Ferry 1,130,251
16,888 NV5 Global, Inc.* 325,432
32,868 Robert Half, Inc. 1,792,949
53,584 Verra Mobility Corp.* 1,206,176
6,157,108
Real Estate Management & Development (0.5%):
69,490 Cushman & Wakefield plc* 710,188
28,275 eXp World Holdings, Inc. 276,530
40,332 Kennedy-Wilson Holdings, Inc. 350,082
7,818 Marcus & Millichap, Inc. 269,330
11,951 St. Joe Co. (The) 561,099
2,167,229
Residential REITs (0.4%):
5,275 Centerspace 341,556
28,010 Elme Communities 487,374
7,089 NexPoint Residential Trust, Inc. 280,228
25,540 Veris Residential, Inc. 432,137
1,541,295
Retail REITs (1.8%):
38,656 Acadia Realty Trust 809,843
30,234 Curbline Properties Corp. 731,361
15,119 Getty Realty Corp. 471,410
82,095 Macerich Co. (The) 1,409,571
40,781 Phillips Edison & Co., Inc. 1,488,099
3,692 Saul Centers, Inc. 133,171
15,766 SITE Centers Corp.* 202,435
35,998 Tanger, Inc. 1,216,372
40,585 Urban Edge Properties 771,115
15,343 Whitestone REIT 223,548
7,456,925
Semiconductors & Semiconductor Equipment (2.5%):
7,931 Alpha & Omega Semiconductor, Ltd.* 197,165
10,469 Axcelis Technologies, Inc.* 519,995
7,867 CEVA, Inc.* 201,474
15,470 Cohu, Inc.* 227,564
14,848 Diodes, Inc.* 640,988
24,944 FormFactor, Inc.* 705,666
11,027 Ichor Holdings, Ltd.* 249,321
7,486 Impinj, Inc.* 678,980
17,186 Kulicke & Soffa Industries, Inc. 566,794
25,090 MaxLinear, Inc.* 272,477
10,239 PDF Solutions, Inc.* 195,667
17,242 Penguin Solutions, Inc.* 299,494
20,418 Photronics, Inc.* 423,878
30,381 Qorvo, Inc.* 2,199,888
27,949 Semtech Corp.* 961,446
6,229 SiTime Corp.* 952,227
18,708 SolarEdge Technologies, Inc.* 302,695
14,788 Ultra Clean Holdings, Inc.* 316,611
18,940 Veeco Instruments, Inc.* 380,315
47,119 Wolfspeed, Inc.*^ 144,184
10,436,829

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software (3.9%):
23,704 A10 Networks, Inc. $ 387,323
34,461 ACI Worldwide, Inc.* 1,885,361
36,326 Adeia, Inc. 480,230
7,262 Agilysys, Inc.* 526,785
16,192 Alarm.com Holdings, Inc.* 901,085
16,830 BlackLine, Inc.* 814,909
46,802 Box, Inc., Class A* 1,444,310
87,576 Cleanspark, Inc.*^ 588,511
30,492 Clear Secure, Inc., Class A 790,048
45,689 DoubleVerify Holdings, Inc.* 610,862
8,354 InterDigital, Inc. 1,727,189
21,496 LiveRamp Holdings, Inc.* 561,905
109,854 MARA Holdings, Inc.*^ 1,263,321
24,129 N-able, Inc.* 171,075
47,701 NCR Voyix Corp.* 465,085
14,077 Progress Software Corp. 725,106
17,378 SolarWinds Corp.* 320,277
36,750 Sprinklr, Inc., Class A* 306,862
12,349 SPS Commerce, Inc.* 1,639,083
28,080 Teradata Corp.* 631,238
16,240,565
Specialized REITs (0.5%):
30,358 Four Corners Property Trust, Inc. 871,275
45,110 Outfront Media, Inc. 728,075
15,362 Safehold, Inc. 287,577
81,734 Uniti Group, Inc. 411,939
2,298,866
Specialty Retail (2.8%):
22,498 Academy Sports & Outdoors, Inc. 1,026,134
19,118 Advance Auto Parts, Inc. 749,617
56,757 American Eagle Outfitters, Inc. 659,516
6,412 Asbury Automotive Group, Inc.* 1,416,026
9,920 Boot Barn Holdings, Inc.* 1,065,706
9,369 Buckle, Inc. (The) 359,020
11,881 Caleres, Inc. 204,710
26,641 Foot Locker, Inc.* 375,638
4,255 Group 1 Automotive, Inc. 1,625,197
9,916 Guess?, Inc. 109,770
6,753 MarineMax, Inc.* 145,189
9,648 Monro, Inc. 139,606
25,555 National Vision Holdings, Inc.* 326,593
9,922 ODP Corp. (The)* 142,182
33,721 Sally Beauty Holdings, Inc.* 304,501
5,936 Shoe Carnival, Inc. 130,533
14,068 Signet Jewelers, Ltd. 816,788
4,619 Sonic Automotive, Inc., Class A 263,098
16,022 Upbound Group, Inc. 383,887
18,712 Urban Outfitters, Inc.* 980,509
25,655 Victoria's Secret & Co.* 476,670
11,700,890
Technology Hardware, Storage & Peripherals (0.5%):
14,858 Corsair Gaming, Inc.* 131,642
38,301 Sandisk Corp.* 1,823,511
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
38,374 Xerox Holdings Corp. $ 185,346
2,140,499
Textiles, Apparel & Luxury Goods (0.9%):
11,394 Carter's, Inc. 466,015
13,094 G-III Apparel Group, Ltd.* 358,121
116,839 Hanesbrands, Inc.* 674,161
16,168 Kontoor Brands, Inc. 1,036,854
4,727 Oxford Industries, Inc. 277,333
23,061 Steven Madden, Ltd. 614,345
26,385 Wolverine World Wide, Inc. 367,015
3,793,844
Tobacco (0.1%):
8,141 Universal Corp. 456,303
Trading Companies & Distributors (1.4%):
34,047 Air Lease Corp. 1,644,811
12,547 Boise Cascade Co. 1,230,735
35,132 DNOW, Inc.* 600,055
4,186 DXP Enterprises, Inc.* 344,340
12,557 GMS, Inc.* 918,796
20,825 Rush Enterprises, Inc., Class A 1,112,263
5,851,000
Water Utilities (0.7%):
11,900 American States Water Co. 936,292
18,683 California Water Service Group 905,378
5,811 Middlesex Water Co. 372,485
9,657 SJW Group 528,142
2,742,297
Wireless Telecommunication Services (0.3%):
19,812 Gogo, Inc.* 170,779
31,631 Telephone and Data Systems, Inc. 1,225,385
1,396,164
Total Common Stocks (Cost $320,441,350) 410,199,539
Affiliated Investment Company (0.9%):
Money Market Funds (0.9%):
3,629,776 BlackRock Liquidity FedFund, Institutional Class ,
4.80%
+
(c)(d) 3,629,776
Total Affiliated Investment Company (Cost $3,629,776) 3,629,776
Unaffiliated Investment Company (0.8%):
Money Market Funds (0.8%):
3,517,264 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(d) 3,517,264
Total Unaffiliated Investment Company (Cost $3,517,264) 3,517,264
Total Investment Securities
(Cost $327,588,390 ) — 100.8% 417,346,579
Net other assets (liabilities) — (0.8)% (3,122,609)
Net Assets — 100.0% $ 414,223,970
ADR—American Depository Receipt

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025.
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $3,498,511.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2025.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(d) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 June Futures (U.S. Dollar) 6/20/25 41 $ 4,155,555 $ (88,230)
$ (88,230)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (59.4%):
Aerospace & Defense (1.6%):
1,600 L3Harris Technologies, Inc. $ 334,896
3,310 Lockheed Martin Corp. 1,478,610
9,600 Northrop Grumman Corp. 4,915,296
67,177 RTX Corp. 8,898,266
15,627,068
Beverages (0.3%):
27,600 Keurig Dr Pepper, Inc. 944,472
12,200 PepsiCo, Inc. 1,829,268
2,773,740
Biotechnology (0.6%):
12,700 AbbVie, Inc.
#
2,660,904
10,800 Alnylam Pharmaceuticals, Inc.* 2,916,216
3,075 Biogen, Inc.
#
* 420,783
5,997,903
Broadline Retail (3.0%):
159,329 Amazon.com, Inc.
#
* 30,313,936
Capital Markets (0.3%):
1,600 Cboe Global Markets, Inc. 362,064
5,200 CME Group, Inc. 1,379,508
6,138 Intercontinental Exchange, Inc. 1,058,805
2,800,377
Chemicals (0.1%):
1,300 Linde plc 605,332
Commercial Services & Supplies (1.5%):
74,416 Veralto Corp. 7,251,839
31,032 Waste Connections, Inc., ADR 6,057,136
7,100 Waste Management, Inc. 1,643,721
14,952,696
Diversified Consumer Services (0.2%):
28,712 Service Corp. International 2,302,703
Electric Utilities (0.3%):
5,300 Alliant Energy Corp. 341,055
7,800 American Electric Power Co., Inc. 852,306
4,500 Duke Energy Corp. 548,865
22,100 Exelon Corp. 1,018,368
2,760,594
Electronic Equipment, Instruments & Components (1.1%):
115,408 Amphenol Corp., Class A 7,569,611
6,019 Teledyne Technologies, Inc.* 2,995,716
10,565,327
Financial Services (1.0%):
7,658 Mastercard, Inc., Class A 4,197,503
17,078 Visa, Inc., Class A
#
5,985,156
10,182,659
Health Care Equipment & Supplies (4.1%):
79,130 Abbott Laboratories 10,496,595
128,440 Becton Dickinson & Co. 29,420,466
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
11,600 GE HealthCare Technologies, Inc. $ 936,236
40,853,297
Health Care Providers & Services (4.7%):
8,266 Cardinal Health, Inc. 1,138,807
9,997 Cencora, Inc. 2,780,066
27,000 Cigna Group (The) 8,883,000
1,787 Humana, Inc. 472,840
28,621 McKesson Corp. 19,261,647
28,046 UnitedHealth Group, Inc.
#
14,689,092
47,225,452
Hotels, Restaurants & Leisure (0.9% ):
6,005 Hilton Worldwide Holdings, Inc. 1,366,438
6,600 McDonald's Corp.
#
2,061,642
4,700 Starbucks Corp.
#
461,023
30,492 Yum! Brands, Inc.
#
4,798,221
8,687,324
Insurance (1.2%):
3,100 Aon plc, Class A 1,237,179
3,200 Marsh & McLennan Cos., Inc. 780,896
30,277 Willis Towers Watson plc 10,232,112
12,250,187
Interactive Media & Services (2.4%):
88,389 Alphabet, Inc., Class A 13,668,475
18,619 Meta Platforms, Inc., Class A 10,731,247
24,399,722
Life Sciences Tools & Services (4.9%):
77,435 Danaher Corp. 15,874,175
223,180 Revvity, Inc. 23,612,444
19,618 Thermo Fisher Scientific, Inc. 9,761,917
49,248,536
Machinery (2.6%):
273,119 Fortive Corp. 19,986,848
74,556 Ingersoll Rand, Inc. 5,966,717
25,953,565
Multi-Utilities (4.2%):
126,666 Ameren Corp. 12,717,266
462,551 CenterPoint Energy, Inc. 16,758,223
11,583 DTE Energy Co. 1,601,581
248,219 NiSource, Inc. 9,951,100
7,200 WEC Energy Group, Inc. 784,656
41,812,826
Oil, Gas & Consumable Fuels (1.3%):
439,085 Canadian Natural Resources, Ltd., ADR 13,523,818
Pharmaceuticals (1.0%):
11,000 Eli Lilly & Co. 9,085,010
6,700 Johnson & Johnson 1,111,128
10,196,138
Semiconductors & Semiconductor Equipment (5.1%):
107,623 Advanced Micro Devices, Inc.* 11,057,187
5,700 ASML Holding NV, NYS 3,776,991

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
26,100 Broadcom, Inc. $ 4,369,923
53,518 Marvell Technology, Inc. 3,295,103
238,636 NVIDIA Corp. 25,863,370
11,305 NXP Semiconductors NV 2,148,628
50,511,202
Software (15.1%):
2,042,986 Aurora Innovation, Inc.* 13,739,081
34,135 Autodesk, Inc.* 8,936,543
14,111 Intuit, Inc. 8,664,013
151,332 Microsoft Corp.
#
56,808,519
134,922 PTC, Inc.* 20,906,164
49,018 Roper Technologies, Inc. 28,900,032
16,119 Salesforce, Inc. 4,325,695
38,445 Workday, Inc., Class A* 8,978,061
151,258,108
Specialized REITs (0.2%):
5,500 American Tower Corp. 1,196,800
3,200 SBA Communications Corp. 704,032
1,900,832
Technology Hardware, Storage & Peripherals (1.4%):
64,433 Apple, Inc.
#
14,312,502
Trading Companies & Distributors (0.3%):
16,792 Ferguson Enterprises, Inc. 2,690,582
Total Common Stocks (Cost $501,167,220) 593,706,426
Preferred Stocks (0.2%):
Aerospace & Defense (0.1%):
28,312 Boeing Co. (The), 6.00%, 10/15/27 1,693,907
Multi-Utilities (0.1%):
33,821 CMS Energy Corp., 5.88%, 10/15/78^ 757,590
Total Preferred Stocks (Cost $2,261,125) 2,451,497
Principal Amount
Asset Backed Securities (0.1%):
$ 809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 4/25/25
@ 100(a) 795,442
619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 587,660
Total Asset Backed Securities (Cost $1,420,409) 1,383,102
Bank Loans (9.6%):
Aerospace & Defense (0.3%):
1,038,339 TransDigm, Inc. Tranche I Term Loan, 7.08% (Term
SOFR+275bps), 8/24/28 1,037,581
2,059,517 TransDigm, Inc. Tranche K Term Loan, 7.08% (Term
SOFR+275bps), 3/22/30 2,055,254
3,092,835
Automobile Components (0.5%):
4,456,287 AssuredPartners, Inc. 2024 Term Loan, 7.83%
(Term SOFR+350bps), 2/14/31 4,459,139
Principal Amount Value
Bank Loans, continued
Banks (0.0%
†
):
$ 86,931 Truist Insurance Holdings LLC Initial Term Loan
(Second Lien), 9.24% (SOFR+475bps), 5/6/32 $ 87,529
Biotechnology (0.3%):
2,186,300 Icon Parent, Inc. Initial Term Loan (First Lien),
4.49% (SOFR+0bps), 11/13/31 2,168,023
980,400 Icon Parent, Inc. Initial Term Loan (Second Lien),
4.49% (SOFR+0bps), 11/12/32 979,174
3,147,197
Building Products (0.7%):
5,426,222 Filtration Group Corporation 2025 Incremental Dollar
Term Loan, 7.32% (Term SOFR+300bps), 10/21/28 5,416,074
1,783,238 Filtration Group Corporation 2025 Incremental Euro
Term Loan, 2.31% (EURIBOR RFR+0bps), 10/21/28 1,777,104
7,193,178
Capital Markets (0.2%):
2,064,000 CPI Holdco, LLC Term B-1 Loan, 4.33%
(SOFR+0bps), 5/29/31 2,047,240
Diversified Consumer Services (0.4%):
30,000 Four Seasons Holdings, Inc. 2024-2 Repricing Term
Loan (First Lien), 6.07% (Term SOFR+175bps),
11/30/29 29,967
3,468,340 Loire UK Midco 3 Limited Facility B (USD), 7.83%
(Term SOFR+350bps), 4/21/27 3,454,258
645,867 Loire UK Midco 3 Limited Facility B2 (USD), 8.08%
(Term SOFR+375bps), 4/21/27 643,245
272,000 Mister Car Wash Holdings, Inc. 2024 Term Loan,
6.82% (Term SOFR+250bps), 3/27/31 270,738
4,398,208
Financial Services (2.8%):
4,463,813 AmWINS Group, Inc. Initial Term Loan, 6.57%
(Term SOFR+225bps), 1/30/32 4,424,575
2,087,768 Azalea TopCo, Inc. Initial Term Loan (First Lien),
7.58% (Term SOFR+325bps), 4/30/31 2,075,157
14,747,240 Hub International Limited 2025 Incremental Term
Loan, 6.82% (Term SOFR+250bps), 6/20/30 14,674,094
548,013 Mariner Wealth Advisors LLC Initial Term Loan,
6.91% (SOFR+250bps), 8/18/28 545,787
2,210,068 SBA Senior Finance II LLC Initial Term Loan (2024),
6.24% (SOFR+175bps), 1/25/31 2,207,195
151,288 Trans Union LLC 2019 Replacement Term B-5 Loan,
6.08% (Term SOFR+175bps), 11/16/26 151,288
2,499,818 USI, Inc. 2024-C Term Loan, 6.57% (Term
SOFR+225bps), 9/29/30 2,473,420
1,606,209 USI, Inc. 2024-D Term Loan, 6.57% (Term
SOFR+225bps), 11/21/29 1,589,392
28,140,908
Health Care Equipment & Supplies (0.3%):
94,000 Loire Finco Luxembourg Sarl TL B 1L, 4.33%
(LIBOR+0bps), 1/31/30 93,618
2,863,385 Medline Borrower, LP Third Amendment
Incremental Term Loan, 6.58% (Term
SOFR+225bps), 10/23/28 2,856,828
2,950,446
Health Care Providers & Services (0.1%):
156,836 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 7.70% (Term SOFR+337.5bps), 12/23/27 154,915

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Health Care Providers & Services, continued
$ 680,667 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 8.08% (Term SOFR+375bps), 12/23/27 $ 674,289
0 Heartland Dental, LLC 2024 New Term Loan, 8.83%
(Term SOFR+450bps), 4/28/28 —
829,204
Hotels, Restaurants & Leisure (0.7%):
4,328,852 Hilton Worldwide Series B-4 Term Loan, 4.49%
(SOFR+0bps), 11/8/30 4,322,705
2,029,581 IRB Holding Corp. 2024 Second Replacement Term
B Loan, 6.82% (Term SOFR+250bps), 12/15/27 2,015,537
253,000 Wyndham Hotels & Resorts, Inc. 2024 Term B
Loan, 6.07% (Term SOFR+175bps), 5/24/30 252,820
6,591,062
Insurance (0.5%):
0 Alliant Holdings Intermediate, LLC Initial Term Loan,
7.08% (Term SOFR+275bps), 9/19/31 —
4,450,331 Broadstreet Partners, Inc. 2024 Term B Loan,
7.32% (Term SOFR+300bps), 6/13/31 4,407,831
4,407,831
IT Services (0.1%):
678,507 Quartz AcquireCo, LLC Term B-2 Loan, 6.57% (Term
SOFR+225bps), 6/28/30 673,418
Life Sciences Tools & Services (0.0%
†
):
17,049 Avantor Funding, Inc. Incremental B-6 Dollar Term
Loan, 6.33% (Term SOFR+200bps), 11/8/27 17,047
Passenger Airlines (0.1%):
1,220,168 SkyMiles IP Ltd. (Delta Air Lines, Inc.) Initial Term
Loan, 8.08% (Term SOFR+375bps), 10/20/27 1,231,003
Software (2.3%):
1,355,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 9.58% (Term SOFR+450bps),
2/23/32 1,382,981
9,913,107 Applied Systems, Inc. Tranche - B1 Initial Term Loan
(First Lien), 7.33% (Term SOFR+275bps), 2/24/31 9,904,284
1,524,000 a thenahealth Group, Inc. Initial Term Loan, 7.58%
(Term SOFR+300bps), 2/15/29 1,502,572
913,054 CCC Intelligent Solutions, Inc. Initial Term Loan,
6.58% (Term SOFR+200bps), 1/23/32 910,771
2,304,625 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 4.49% (SOFR+275bps), 5/30/31 2,296,904
912,458 Informatica Corp. Term B Loan, 6.58% (Term
SOFR+225bps), 10/27/28 911,317
1,743,000 Sophia, LP Initial Term Loan (First Lien), 7.33%
(Term SOFR+300bps), 10/9/29 1,738,329
1,453,984 Storable, Inc. TL 1L, 4.32% (Term SOFR+0bps),
3/4/31 1,444,446
3,156,397 UKG, Inc. 2024 Refinancing Term Loan (First Lien),
4.49% (SOFR+0bps), 2/10/31 3,148,033
23,239,637
Textiles, Apparel & Luxury Goods (0.3%):
2,948,000 Varsity Brands, Inc. LLC 2025 Replacement Term
Loan, 7.82% (Term SOFR+350bps), 8/26/31 2,884,441
Total Bank Loans (Cost $95,748,407) 95,390,323
Principal Amount Value
Corporate Bonds (10.5%):
Aerospace & Defense (0.9%):
$ 361,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100 $ 340,639
1,913,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 5/4/25
@ 100 1,886,696
549,000 TransDigm, Inc., 4.63%, 1/15/29, Callable 5/4/25
@ 101.16 518,805
2,254,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,273,723
1,455,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,496,831
2,445,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 2,469,450
8,986,144
Biotechnology (0.1%):
466,000 Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45
@ 100 424,665
1,346,000 Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @
100 839,209
1,263,874
Capital Markets (0.5%):
1,456,000 MSCI, Inc., 4.00%, 11/15/29, Callable 5/4/25 @
102(a) 1,392,555
858,000 MSCI, Inc., 3.63%, 9/1/30, Callable 5/4/25 @
101.81(a) 791,135
1,179,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 1,098,122
1,184,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 1,071,728
1,039,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 894,415
5,247,955
Communications Equipment (0.0%
†
):
117,000 Motorola Solutions, Inc., 2.30%, 11/15/30, Callable
8/15/30 @ 100 102,252
83,000 Motorola Solutions, Inc., 2.75%, 5/24/31, Callable
2/24/31 @ 100 73,466
175,718
Construction Materials (0.0%
†
):
117,000 Martin Marietta Materials, Inc., 2.40%, 7/15/31,
Callable 4/15/31 @ 100 101,079
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 632,031
Distributors (0.2%):
2,135,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,177,700
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 5/4/25 @ 100.77 100,554
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 536,937
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 568,400
1,205,891

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities (0.2%):
$ 1,617,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 4/15/28, Callable 5/4/25 @
103.38(a) $ 1,621,043
429,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 7.00%, 1/15/31, Callable 1/15/27 @
103.5(a) 430,072
2,051,115
Financial Services (1.1%):
681,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) 686,108
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
5/4/25 @ 102.81(a) 845,340
9,402,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 9,648,802
11,180,250
Health Care Equipment & Supplies (0.4%):
2,360,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
5/4/25 @ 101.16(a) 2,259,700
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
5/4/25 @ 101.94(a) 800,231
78,000 Becton Dickinson & Co., 3.70%, 6/6/27, Callable
3/6/27 @ 100 76,494
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 4/19/25 @
100.81(a) 528,080
523,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 4/19/25
@ 100.77 507,310
4,171,815
Health Care Providers & Services (0.4%):
905,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 5/4/25 @
100(a) 890,294
852,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100 860,520
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 583,328
1,140,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 1,151,400
629,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 621,137
4,106,679
Hotels, Restaurants & Leisure (2.4%):
723,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 4/14/25 @ 100(a) 719,385
1,962,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 5/4/25 @ 100(a) 1,952,190
829,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 832,109
1,762,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 5/4/25 @ 100.94(a) 1,638,660
1,595,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 4/14/25 @ 102.44 1,539,175
1,710,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,545,412
1,062,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 930,578
667,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 4/19/25
@ 100 661,164
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 5/4/25 @
100.79(a) $ 1,850,047
229,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 227,855
403,000 Six Flags Entertainment Corp., 7.00%, 7/1/25,
Callable 5/4/25 @ 100(a) 403,201
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 5/4/25 @ 100(a) 1,421,355
1,064,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.38%, 4/15/27,
Callable 5/4/25 @ 100 1,046,710
1,084,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 6.50%, 10/1/28,
Callable 4/19/25 @ 102.17 1,086,710
567,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.25%, 7/15/29,
Callable 4/19/25 @ 102.63 534,398
654,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25^(a) 658,905
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 985,265
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,075,463
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,453,681
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,452,835
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 731,655
1,354,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,262,605
24,009,358
Insurance (0.8%):
313,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 332,562
1,438,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
5/4/25 @ 101.47(a) 1,373,290
5,201,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 5,298,519
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 5/4/25
@ 102.19(a) 278,350
841,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 828,385
8,111,106
IT Services (0.2%):
618,000 Gartner, Inc., 4.50%, 7/1/28, Callable 5/4/25 @
101.13(a) 604,620
889,000 Gartner, Inc., 3.63%, 6/15/29, Callable 5/4/25 @
101.81(a) 837,509
457,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 422,285
1,864,414
Life Sciences Tools & Services (0.3%):
1,097,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 4/19/25 @ 101.42(a) 1,046,264
597,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 5/4/25 @ 100.94(a) 549,240

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Life Sciences Tools & Services, continued
$ 814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) $ 726,495
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
5/4/25 @ 100.72(a) 204,406
165,000 Revvity, Inc., 3.30%, 9/15/29, Callable 6/15/29
@ 100 154,717
2,681,122
Media (1.0%):
439,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 5/4/25 @ 100(a) 437,354
5,674,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 5/4/25 @ 100(a) 5,567,612
3,294,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 4/19/25 @ 100.83(a) 3,191,062
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
4/19/25 @ 100 715,358
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
5/4/25 @ 101.22 120,125
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 106,650
10,138,161
Passenger Airlines (0.3%):
1,662,274 Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,655,181
978,338 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
5/4/25 @ 101.63(a) 982,007
2,637,188
Professional Services (0.1%):
167,000 Broadridge Financial Solutions, Inc., 2.60%, 5/1/31,
Callable 2/1/31 @ 100 146,595
845,000 Korn Ferry, 4.63%, 12/15/27, Callable 5/4/25 @
100(a) 819,650
966,245
Real Estate Management & Development (0.1%):
272,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 275,444
370,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 5/4/25 @ 100(a) 362,213
283,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 5/4/25 @ 102.06(a) 266,164
903,821
Retail REITs (0.0%
†
):
234,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 228,678
Semiconductors & Semiconductor Equipment (0.1%):
457,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 432,094
Software (0.4%):
749,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
5/4/25 @ 100.97(a) 710,049
476,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
4/14/25 @ 102(a) 447,595
541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 538,482
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
4/14/25 @ 100.75 $ 55,200
578,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) 567,885
674,000 PTC, Inc., 4.00%, 2/15/28, Callable 5/4/25 @
100.67(a) 647,040
275,000 VMware LLC, 4.70%, 5/15/30, Callable 2/15/30
@ 100 272,630
806,000 Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @
100 743,686
3,982,567
Specialized REITs (0.8%):
113,000 American Tower Corp., 1.50%, 1/31/28, Callable
11/30/27 @ 100 103,556
521,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 499,806
363,000 American Tower Corp., 2.90%, 1/15/30, Callable
10/15/29 @ 100 333,730
354,000 American Tower Corp., 2.10%, 6/15/30, Callable
3/15/30 @ 100 308,799
454,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 387,766
138,000 Crown Castle, Inc., 4.30%, 2/15/29, Callable
11/15/28 @ 100 134,668
105,000 Crown Castle, Inc., 5.60%, 6/1/29, Callable 5/1/29
@ 100 107,271
522,000 Crown Castle, Inc., 4.90%, 9/1/29, Callable 8/1/29
@ 100 520,519
870,000 Crown Castle, Inc., 5.20%, 9/1/34, Callable 6/1/34
@ 100 848,738
1,703,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 4/14/25 @ 100 1,656,167
2,032,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
5/4/25 @ 100.78 1,854,200
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,648
679,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 682,271
88,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
12/1/29, Callable 4/14/25 @ 102.31(a) 85,249
7,587,388
Total Corporate Bonds (Cost $104,933,638) 104,842,393
U.S. Treasury Obligations (15.5%):
U.S. Treasury Notes (15.5%):
35,863,000 4.13%, 10/31/29 36,126,369
31,917,000 4.38%, 12/31/29 32,495,496
45,280,000 4.00%, 2/28/30 45,386,125
40,265,000 4.25%, 11/15/34 40,390,828
154,398,818
Total U.S. Treasury Obligations (Cost $151,650,614) 154,398,818

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025
Shares Value
Unaffiliated Investment Companies (4.5%):
Money Market Funds (4.5%):
324,450 BlackRock Liquidity FedFund, Institutional Class,
4.80%(b)(c) $ 324,450
44,594,328 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(c) 44,594,328
Shares Value
Unaffiliated Investment Companies, continued
Money Market Funds, continued
Total Unaffiliated Investment Companies (Cost $44,918,778) $ 44,918,778
Total Investment Securities
(Cost $902,100,191 ) — 99.8% 997,091,337
Net other assets (liabilities) — 0.2% 2,166,410
Net Assets — 100.0% $ 999,257,747
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
LIBOR—London Interbank Offered Rate
NYS—New York Shares
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $308,413.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2025.
(c) The rate represents the effective yield at March 31, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Options Contracts
At March 31, 2025, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Abbott Laboratories Bank of America Call 130.00 USD 1/16/26 100 $ 13,000 $ (136,245)
Abbott Laboratories Bank of America Call 145.00 USD 1/16/26 49 7,105 (32,796)
Abbvie, Inc. Bank of America Call 195.00 USD 1/16/26 67 13,065 (180,896)
Abbvie, Inc. Bank of America Call 210.00 USD 1/16/26 60 12,600 (111,078)
Alliant Energy Corp. UBS Call 67.50 USD 7/18/25 53 3,577 (7,236)
American Electric Power Co., Inc. Goldman Sachs Call 110.00 USD 1/16/26 45 4,950 (34,822)
American Electric Power Co., Inc. Goldman Sachs Call 115.00 USD 1/16/26 33 3,795 (17,680)
American Tower Corp. Goldman Sachs Call 210.00 USD 1/16/26 55 11,550 (131,281)
Aon plc Wells Fargo Call 390.00 USD 12/19/25 14 5,460 (54,433)
Aon plc Wells Fargo Call 430.00 USD 12/19/25 17 7,310 (31,238)
Becton Dickinson And Co. Goldman Sachs Call 255.00 USD 9/19/25 23 5,865 (10,910)
Cardinal Health, Inc. Barclays Bank Call 140.00 USD 1/16/26 82 11,480 (101,116)
CBOE Global Markets, Inc. Barclays Bank Call 230.00 USD 1/16/26 16 3,680 (30,391)
Cencora, Inc. UBS Call 260.00 USD 1/16/26 33 8,580 (121,843)
Cencora, Inc. UBS Call 270.00 USD 1/16/26 25 6,750 (76,400)
CenterPoint Energy, Inc. Bank of America Call 35.00 USD 12/19/25 263 9,205 (91,437)
CME Group, Inc. Barclays Bank Call 250.00 USD 1/16/26 22 5,500 (68,346)
CME Group, Inc. Barclays Bank Call 270.00 USD 1/16/26 30 8,100 (58,317)
Danaher Corp. UBS Call 330.00 USD 1/16/26 61 20,130 (3,311)
DTE Energy Co. Wells Fargo Call 135.00 USD 7/18/25 87 11,745 (70,362)
Duke Energy Corp. UBS Call 120.00 USD 1/16/26 44 5,280 (42,253)
Exelon Corp. UBS Call 45.00 USD 1/16/26 166 7,470 (67,516)
Exelon Corp. UBS Call 47.00 USD 1/16/26 55 2,585 (16,131)
GE Healthcare Technologie Wells Fargo Call 97.50 USD 1/16/26 61 5,948 (18,594)
GE Healthcare Technologies Wells Fargo Call 100.00 USD 1/16/26 55 5,500 (13,951)
Intercontinental Exchange, Inc. Goldman Sachs Call 165.00 USD 1/16/26 33 5,445 (66,363)
Intercontinental Exchange, Inc. Goldman Sachs Call 185.00 USD 1/16/26 28 5,180 (25,550)
Johnson Johnson Wells Fargo Call 170.00 USD 1/16/26 67 11,390 (63,614)
Keurig Dr Pepper, Inc. UBS Call 35.00 USD 1/16/26 276 9,660 (70,645)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
L3harris Technologies, Inc. Wells Fargo Call 230.00 USD 12/19/25 16 $ 3,680 $ (16,534)
Lockheed Martin Corp. Bank of America Call 500.00 USD 1/16/26 13 6,500 (26,581)
Lockheed Martin Corp. Bank of America Call 520.00 USD 1/16/26 20 10,400 (31,060)
Marsh McLennan Cos., Inc. Barclays Bank Call 250.00 USD 12/19/25 32 8,000 (45,621)
Mastercard, Inc. Barclays Bank Call 580.00 USD 1/16/26 23 13,340 (82,500)
Mastercard, Inc. Barclays Bank Call 620.00 USD 1/16/26 11 6,820 (23,102)
McDonald's Corp. Citigroup Call 320.00 USD 1/16/26 44 14,080 (93,278)
McDonald's Corp. Citigroup Call 340.00 USD 1/16/26 22 7,480 (28,208)
McKesson Corp. Goldman Sachs Call 660.00 USD 1/16/26 8 5,280 (62,908)
McKesson Corp. Goldman Sachs Call 680.00 USD 1/16/26 9 6,120 (60,844)
New Linde plc Wells Fargo Call 510.00 USD 1/16/26 13 6,630 (24,932)
Northrop Grumman Corp. Citigroup Call 530.00 USD 1/16/26 13 6,890 (52,832)
Northrop Grumman Corp. Citigroup Call 560.00 USD 1/16/26 22 12,320 (61,852)
PepsiCo, Inc. Citigroup Call 160.00 USD 1/16/26 55 8,800 (39,222)
PepsiCo, Inc. Citigroup Call 165.00 USD 1/16/26 67 11,055 (36,394)
RTX Corp. Goldman Sachs Call 140.00 USD 1/16/26 82 11,480 (72,240)
SBA Communications Corp. JPMorgan Chase Call 230.00 USD 12/19/25 32 7,360 (47,626)
Starbucks Corp. Wells Fargo Call 125.00 USD 1/16/26 47 5,875 (13,211)
Thermo Fisher Scientific, Inc. Goldman Sachs Call 600.00 USD 1/16/26 10 6,000 (15,657)
Visa, Inc. Goldman Sachs Call 360.00 USD 1/16/26 34 12,240 (95,003)
Visa, Inc. Goldman Sachs Call 390.00 USD 1/16/26 36 14,040 (55,545)
Waste Connections, Inc. UBS Call 210.00 USD 9/19/25 34 7,140 (17,218)
Waste Management, Inc. JPMorgan Chase Call 230.00 USD 1/16/26 55 12,650 (109,005)
Waste Management, Inc. JPMorgan Chase Call 250.00 USD 1/16/26 16 4,000 (16,285)
Wec Energy Group, Inc. JPMorgan Chase Call 110.00 USD 12/19/25 44 4,840 (30,708)
Wec Energy Group, Inc. JPMorgan Chase Call 115.00 USD 12/19/25 28 3,220 (12,532)
Willis Towers Watson plc UBS Call 360.00 USD 7/18/25 20 7,200 (16,275)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/16/26 39 5,655 (83,113)
Yum! Brands, Inc. Wells Fargo Call 160.00 USD 1/16/26 50 8,000 (58,716)
Total (Premiums $1,825,662) $ (3,083,757)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025 (Unaudited)

1. Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the International Index Fund (the “Fund”) via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of March 31, 2025, the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.
2. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2025, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL Enhanced Bond Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 13,736,738 $ — $ (4,680,681)(a) $ — $ — $ 9,056,057 9,056,057
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL International Index Fund
Allianz SE, Registered Shares $ 8,835,326 $ — $ (726,339) $ 390,699 $ 1,711,427 $ 10,211,113 26,785
BlackRock Liquidity FedFund ,
Institutional Class. 2,948,840 15,188,320 (a) — — — 18,137,160 18,137,160
$ 11,784,166 $ 15,188,320 $ (726,339) $ 390,699 $ 1,711,427
$ 28,348,273
18,163,945
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL Mid Cap Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 551,175 $ 2,044,928 (a) $ — $ — $ — $ 2,596,103 2,596,103
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL Moderate Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 531,524,906 $ — $ (24,300,068) $ (4,548,523) $ 18,715,384 $ 521,391,699 53,040,865
AZL International Index Fund,
Class 2 212,452,305 30,542 (15,871,193) (259,316) 16,859,786 213,212,124 11,401,718
AZL Mid Cap Index Fund, Class 2. 46,803,379 — (1,874,077) 297,078 (3,066,536) 42,159,844 2,082,996
AZL S&P 500 Index Fund, Class 2 491,802,634 347,476 (12,760,663) 685,880 (21,378,913) 458,696,414 20,189,103
AZL Small Cap Stock Index Fund,
Class 2 33,499,293 — (1,032,743) 41,114 (2,969,127) 29,538,537 2,609,411
$ 1,316,082,517 $ 378,018 $ (55,838,744) $ (3,783,767) $ 8,160,594
$ 1,264,998,618
89,324,093

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025 (Unaudited)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2025 are identified below.
Value
12/31/24
Purchases
at Cost
Proceeds
from
Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL MSCI Global Equity Index
Fund
Allianz SE, Registered Shares $ 636,391 $ — $ (40,983) $ 10,742 $ 140,670 $ 746,820 1,959
BlackRock Finance, Inc. 802,661 — (19,275) 2,832 (63,107) 723,111 764
BlackRock Liquidity FedFund ,
Institutional Class 467,753 1,087,607 (a) — — — 1,555,360 1,555,360
$ 1,906,805 $ 1,087,607 $ (60,258) $ 13,574 $ 77,563
$ 3,025,291
1,558,083
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL Russell 1000 Growth
Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 174,808 $ 105,571(a) $ — $ — $ — $ 280,379 280,379
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL Russell 1000 Value Index
Fund
BlackRock, Inc. $ 3,939,498 $ — $ (129,707) $ 83,849 $ (384,092) $ 3,509,548 3,708
BlackRock Liquidity Fed Fund,
Institutional Class 1,268,410 — (920,994)(a) — — 347,416 347,416
$ 5,207,908 $ — $ (1,050,701) $ 83,849 $ (384,092)
$ 3,856,964
351,124
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL S&P 500 Index Fund
BlackRock, Inc. $ 8,256,236 $ — $ (229,382) $ 192,349 $ (813,943) $ 7,405,260 7,824
BlackRock Liquidity Fed Fund,
Institutional Class 295,324 — (295,324)(a) — — — —
$ 8,551,560 $ — $ (524,706) $ 192,349 $ (813,943)
$ 7,405,260
7,824
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL Small Cap Stock Index
Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 4,141,438 $ — $ (511,662)(a) $ — $ — $ 3,629,776 3,629,776
(a) Represents net amount purchased (sold).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025 (Unaudited)

AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A, 5.51%,
10/26/34 3/16/23 $ 737,25 0 750,000 $ 749, 527 0.03%
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL, 11.57%, 9/13/29
9/22/23 $ 317,600 324,081 $ 323,757 0.02%
Mesquite Energy, Inc., 7.25%, 2/31/99 10/30/18 256,808 278,000 4,170 0.00%
Wolfspeed , Inc. PIK, 4.32%, 6/23/30 10/11/24 65,600 68,333 66,543 0.00%
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL, 11.57%, 9/13/29 9/22/23 $ 53,143 53,207 53,154 0.00%
Mesquite Energy, Inc., 7.25%, 2/31/99 10/30/18 376,933 408,000 6,120 0.00%
Wolfspeed , Inc. PIK, 4.32%, 6/23/30 10/11/24 11,200 11,667 11,361 0.01%